UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Gregory J. Lyons, Assistant Secretary

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2007 to April 30, 2008

Item 1. Reports to Stockholders

2008 SEMIANNUAL REPORT

Russell Funds

APRIL 30, 2008

FUND	SHARE CLASS

Diversified Equity Fund	A, C, E, S

Special Growth Fund	A, C, E, S

Quantitative Equity Fund	A, C, E, S

International Securities Fund	A, C, E, S

Global Equity Fund	A, C, E, S

Multistrategy Bond Fund	A, C, E, S

Russell Investment Company

Russell Investment Company is a series investment company with 44 different investment portfolios referred to as Funds. These financial statements report on six of these Funds.

Russell Investment Company

Russell Funds

Semiannual Report

April 30, 2008 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Diversified Equity Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$893.10	$1,018.80
Expenses Paid During Period*	$5.74	$6.12

*	Expenses are equal to the Fund’s annualized expense ratio of 1.22% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$889.90	$1,015.07
Expenses Paid During Period*	$9.26	$9.87

*	Expenses are equal to the Fund’s annualized expense ratio of 1.97% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$893.20	$1,018.80
Expenses Paid During Period*	$5.74	$6.12

*	Expenses are equal to the Fund’s annualized expense ratio of 1.22% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Diversified Equity Fund	3

Russell Investment Company

Diversified Equity Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$894.30	$1,020.04
Expenses Paid During Period*	$4.57	$4.87

*	Expenses are equal to the Fund’s annualized expense ratio of 0.97% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4	Diversified Equity Fund

Russell Investment Company

Diversified Equity Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.5%
Auto and Transportation - 1.9%
American Axle & Manufacturing Holdings, Inc. (Ñ)	25,700	518
Autoliv, Inc. (Ñ)	22,300	1,366
CSX Corp.	77,332	4,868
Daimler AG	11,200	867
Expeditors International of Washington, Inc. (Ñ)	66,280	3,088
FedEx Corp.	92,900	8,906
General Motors Corp. (Ñ)	248,800	5,772
JB Hunt Transport Services, Inc. (Ñ)	104,450	3,548
Navistar International Corp. (Æ)	260,350	17,118
Norfolk Southern Corp. (Ñ)	74,578	4,443
Southwest Airlines Co.	10,500	139
Union Pacific Corp.	214,937	31,207
Visteon Corp. (Æ)(Ñ)	283,250	1,229

		83,069

Consumer Discretionary - 11.8%
Accenture, Ltd. Class A	220,060	8,263
Activision, Inc. (Æ)	117,370	3,175
Allied Waste Industries, Inc. (Æ)	81,200	1,004
Amazon.com, Inc. (Æ)(Ñ)	61,000	4,796
Avis Budget Group, Inc. (Æ)	45,250	601
Avon Products, Inc.	214,505	8,370
Black & Decker Corp. (Ñ)	11,100	729
Carnival Corp. (Ñ)	88,500	3,555
CBS Corp. Class B	94,950	2,191
Chico’s FAS, Inc. (Æ)(Ñ)	320,050	2,263
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	38,340	3,762
Citadel Broadcasting Corp. (Ñ)	3,190	4
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	696,760	13,252
Coach, Inc. (Æ)	123,180	4,382
Costco Wholesale Corp.	238,824	17,016
DIRECTV Group, Inc. (The) (Æ)	228,900	5,640
eBay, Inc. (Æ)	472,005	14,769
Electronic Arts, Inc. (Æ)	195,300	10,052
Estee Lauder Cos., Inc. (The) Class A (Ñ)	36,000	1,642
Family Dollar Stores, Inc. (Ñ)	13,000	278
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	64,250	2,370
GameStop Corp. Class A (Æ)	56,090	3,087
Gannett Co., Inc. (Ñ)	47,100	1,348
Gap, Inc. (The)	56,100	1,045

	Principal Amount ($) or Shares	Market Value $
Google, Inc. Class A (Æ)	127,683	73,327
Guess?, Inc. (Ñ)	205,800	7,878
Home Depot, Inc.	114,700	3,303
Idearc, Inc. (Ñ)	16,300	54
Intercontinental Hotels Group PLC - ADR (Ñ)	219,541	3,519
International Game Technology	255,000	8,859
JC Penney Co., Inc. (Ñ)	69,500	2,954
Jones Apparel Group, Inc.	57,600	912
Las Vegas Sands Corp. (Æ)(Ñ)	124,730	9,507
Liberty Media Corp. - Capital Series A (Æ)	79,335	1,219
Liberty Media Corp. - Entertainment Series A (Æ)	212,190	5,506
Limited Brands, Inc. (Ñ)	31,800	589
Lowe’s Cos., Inc.	572,377	14,418
Macy’s, Inc.	303,380	7,672
McDonald’s Corp.	1,144,220	68,173
MGM Mirage (Æ)(Ñ)	113,174	5,789
News Corp. Class A	658,050	11,779
Nike, Inc. Class B	373,710	24,964
Nordstrom, Inc. (Ñ)	142,557	5,027
Omnicom Group, Inc.	111,300	5,313
priceline.com, Inc. (Æ)(Ñ)	31,430	4,012
RadioShack Corp. (Ñ)	48,300	671
Royal Caribbean Cruises, Ltd. (Ñ)	311,700	9,943
Saks, Inc. (Æ)(Ñ)	302,500	3,936
Staples, Inc.	40,350	876
Starbucks Corp. (Æ)	42,227	685
Target Corp.	210,050	11,160
Time Warner, Inc.	100,950	1,499
TJX Cos., Inc.	76,200	2,455
Urban Outfitters, Inc. (Æ)	118,400	4,055
VeriSign, Inc. (Æ)(Ñ)	97,530	3,516
Viacom, Inc. Class B (Æ)(Ñ)	851,200	32,720
Wal-Mart Stores, Inc.	607,900	35,246
Walt Disney Co. (The)	345,540	11,206
Wynn Resorts, Ltd.	96,732	10,190
XM Satellite Radio Holdings, Inc. Class A (Æ)(Ñ)	537,150	5,989
Yum! Brands, Inc.	222,117	9,036

		521,551

Consumer Staples - 6.3%
Altria Group, Inc.	277,960	5,559
Coca-Cola Co. (The)	1,302,525	76,680
Coca-Cola Enterprises, Inc.	45,400	1,022
Colgate-Palmolive Co.	156,240	11,046

Diversified Equity Fund	5

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ConAgra Foods, Inc.	27,100	639
Diageo PLC - ADR	76,770	6,287
Fomento Economico Mexicano SAB de CV - ADR	288,400	12,531
Kellogg Co.	5,500	281
Kraft Foods, Inc. Class A	301,800	9,546
Kroger Co. (The)	49,300	1,343
Molson Coors Brewing Co. Class B	80,350	4,406
Nestle SA - ADR	74,160	8,881
PepsiCo, Inc.	301,900	20,689
Philip Morris International, Inc. (Æ)	407,680	20,804
Procter & Gamble Co.	1,040,750	69,782
Sara Lee Corp.	85,300	1,238
SUPERVALU, Inc.	62,900	2,082
Tyson Foods, Inc. Class A (Ñ)	277,000	4,931
Unilever NV	287,500	9,643
WM Wrigley Jr Co. (Ñ)	147,505	11,234

		278,624

Financial Services - 16.8%
ACE, Ltd.	241,000	14,530
Alliance Data Systems Corp. (Æ)	106,600	6,120
Allstate Corp. (The)	357,650	18,011
American Express Co.	52,800	2,535
American International Group, Inc.	540,755	24,983
Annaly Capital Management, Inc. (ö)	1,113,675	18,665
Bank of America Corp.	823,628	30,919
Bank of New York Mellon Corp. (The)	615,854	26,808
BlackRock, Inc. (Ñ)	24,380	4,920
Capital One Financial Corp. (Ñ)	412,700	21,873
Charles Schwab Corp. (The)	290,400	6,273
Chubb Corp.	93,980	4,978
Citigroup, Inc. (Ñ)	1,227,289	31,014
CME Group, Inc. Class A	10,680	4,886
Comerica, Inc.	32,900	1,143
Deutsche Bank AG (Ñ)	6,000	717
Discover Financial Services	108,600	1,978
Everest Re Group, Ltd.	4,300	388
Federal National Mortgage Association (Ñ)	526,500	14,900
Fidelity National Financial, Inc. Class A (Ñ)	367,250	5,872
Fiserv, Inc. (Æ)(Ñ)	74,890	3,786
Franklin Resources, Inc.	74,300	7,070
Freddie Mac	754,700	18,800
Genworth Financial, Inc. Class A	1,027,780	23,701
Goldman Sachs Group, Inc. (The)	371,935	71,177

	Principal Amount ($) or Shares	Market Value $
Hartford Financial Services Group, Inc.	234,880	16,740
Host Hotels & Resorts, Inc. (ö)	616,650	10,606
iShares Russell 1000 Value Index Fund (Ñ)	65,475	5,009
JPMorgan Chase & Co.	1,620,528	77,218
Keycorp	56,300	1,358
Lehman Brothers Holdings, Inc. (Ñ)	141,400	6,256
Lincoln National Corp.	176,600	9,494
Mastercard, Inc. Class A (Ñ)	107,573	29,922
Merrill Lynch & Co., Inc.	41,300	2,058
MetLife, Inc.	293,720	17,873
MFA Mortgage Investments, Inc. (ö)(Ñ)	546,950	3,823
Morgan Stanley	638,950	31,053
National City Corp. (Ñ)	1,923,040	12,115
Old Republic International Corp. (Ñ)	62,800	901
PartnerRe, Ltd. - ADR	8,300	614
PMI Group, Inc. (The)(Ñ)	139,650	786
PNC Financial Services Group, Inc.	68,020	4,717
Progressive Corp. (The)(Ñ)	66,100	1,202
Prudential Financial, Inc.	204,980	15,519
Redwood Trust, Inc. (ö)(Ñ)	164,050	5,461
Regions Financial Corp.	43,200	947
RenaissanceRe Holdings, Ltd.	97,725	5,027
Sovereign Bancorp, Inc. (Ñ)	195,700	1,462
State Street Corp.	223,978	16,158
SunTrust Banks, Inc.	96,380	5,373
T Rowe Price Group, Inc. (Ñ)	71,970	4,215
Travelers Cos., Inc. (The)	294,959	14,866
Unum Group	134,700	3,126
Visa, Inc. (Æ)	333,615	27,840
Wachovia Corp. (Ñ)	437,350	12,749
Washington Mutual, Inc. (Ñ)	429,185	5,275
Wells Fargo & Co. (Ñ)	758,083	22,553
Western Union Co. (The)	235,700	5,421
XL Capital, Ltd. Class A (Ñ)	37,700	1,315

		745,099

Health Care - 12.0%
Abbott Laboratories	444,700	23,458
Alcon, Inc.	46,900	7,410
Alexion Pharmaceuticals, Inc. (Æ)	36,020	2,535
Allergan, Inc.	306,240	17,263
AmerisourceBergen Corp. Class A	36,100	1,464
Baxter International, Inc.	260,730	16,249
Boston Scientific Corp. (Æ)	196,800	2,623
Brookdale Senior Living, Inc. (Ñ)	15,400	403
Cardinal Health, Inc.	11,100	578

6	Diversified Equity Fund

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Charles River Laboratories International, Inc. (Æ)	61,800	3,588
Cooper Cos., Inc. (The)(Ñ)	122,800	4,298
Covidien, Ltd.	238,600	11,140
CVS Caremark Corp.	1,626,324	65,655
Dentsply International, Inc.	103,370	4,018
Express Scripts, Inc. Class A (Æ)	108,700	7,611
Genentech, Inc. (Æ)	221,894	15,133
Genzyme Corp. (Æ)	135,960	9,565
Gilead Sciences, Inc. (Æ)(Ñ)	936,560	48,476
GlaxoSmithKline PLC - ADR (Ñ)	17,500	772
Human Genome Sciences, Inc. (Æ)(Ñ)	589,700	3,863
Intuitive Surgical, Inc. (Æ)	52,153	15,086
Johnson & Johnson	589,530	39,552
Merck & Co., Inc.	910,980	34,654
Mylan, Inc. (Æ)(Ñ)	677,700	8,925
Novartis AG - ADR	137,600	6,925
Omnicare, Inc. (Ñ)	261,950	5,331
Pfizer, Inc.	479,100	9,635
PharMerica Corp. (Æ)(Ñ)	3,009	51
Savient Pharmaceuticals, Inc. (Æ)(Ñ)	191,400	4,180
Schering-Plough Corp. (Ñ)	1,250,250	23,017
St. Jude Medical, Inc. (Æ)	196,630	8,608
Stericycle, Inc. (Æ)	64,950	3,467
Stryker Corp.	234,800	15,222
Teva Pharmaceutical Industries, Ltd. - ADR	175,400	8,205
Thermo Fisher Scientific, Inc. (Æ)	433,090	25,063
UnitedHealth Group, Inc.	288,101	9,401
Vertex Pharmaceuticals, Inc. (Æ)	79,600	2,031
WellPoint, Inc. (Æ)	145,980	7,263
Wyeth	1,181,970	52,562
Zimmer Holdings, Inc. (Æ)	66,700	4,946

		530,226

Integrated Oils - 5.9%
BP PLC - ADR	12,400	903
Chevron Corp.	237,757	22,860
ConocoPhillips	192,282	16,565
Exxon Mobil Corp.	725,220	67,496
Hess Corp. (Ñ)	426,127	45,255
Marathon Oil Corp.	131,710	6,002
Occidental Petroleum Corp.	594,700	49,485
Petroleo Brasileiro SA - ADR	141,884	17,227
Royal Dutch Shell PLC - ADR	10,400	835
Total SA - ADR	394,080	33,103

		259,731

	Principal Amount ($) or Shares	Market Value $
Materials and Processing - 5.5%
Agrium, Inc.	105,200	8,311
Air Products & Chemicals, Inc.	61,210	6,025
Alcoa, Inc.	98,500	3,426
Allegheny Technologies, Inc.	57,596	3,964
ArcelorMittal	20,200	1,800
Archer-Daniels-Midland Co.	172,000	7,578
Ball Corp. (Ñ)	18,000	968
Cameco Corp.	72,200	2,526
Celanese Corp. Class A	79,000	3,535
Cytec Industries, Inc.	31,700	1,871
Dow Chemical Co. (The)	111,800	4,489
EI Du Pont de Nemours & Co. (Ñ)	514,235	25,151
Fluor Corp.	85,300	13,040
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	46,900	5,335
International Paper Co.	28,900	756
Lennar Corp. Class B	13,200	221
Louisiana-Pacific Corp. (Ñ)	59,600	686
Masco Corp. (Ñ)	695,720	12,669
McDermott International, Inc. (Æ)	46,861	2,511
Monsanto Co.	391,275	44,613
Mosaic Co. (The) (Æ)	29,790	3,650
Nucor Corp.	153,200	11,567
Owens-Illinois, Inc. (Æ)	74,720	4,121
Potash Corp. of Saskatchewan	79,476	14,620
PPG Industries, Inc. (Ñ)	210,160	12,897
Praxair, Inc.	149,380	13,640
Precision Castparts Corp.	104,282	12,259
Rohm & Haas Co. (Ñ)	198,600	10,615
Smurfit-Stone Container Corp. (Æ)	55,600	302
Sonoco Products Co.	41,700	1,374
St. Joe Co. (The) (Ñ)	158,951	6,464
United States Steel Corp.	21,800	3,356
Wolseley PLC - ADR (Ñ)	38,000	376

		244,716

Miscellaneous - 2.3%
Brunswick Corp. (Ñ)	55,000	917
Eaton Corp. (Ñ)	257,813	22,646
General Electric Co.	1,288,805	42,144
Honeywell International, Inc.	175,900	10,449
SPX Corp.	36,900	4,539
Textron, Inc.	323,750	19,752
Tyco International, Ltd.	73,950	3,460

		103,907

Diversified Equity Fund	7

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Energy - 7.8%
Anadarko Petroleum Corp.	209,200	13,924
Apache Corp.	42,100	5,670
Arch Coal, Inc.	369,500	21,195
Baker Hughes, Inc.	190,600	15,416
Cabot Oil & Gas Corp.	180,000	10,255
Cameron International Corp. (Æ)(Ñ)	386,298	19,018
Chesapeake Energy Corp.	266,994	13,804
Consol Energy, Inc.	318,380	25,776
Devon Energy Corp.	603,018	68,382
Equitable Resources, Inc.	20,060	1,331
FMC Technologies, Inc. (Æ)	51,849	3,484
Halliburton Co.	501,800	23,038
Massey Energy Co.	43,400	2,271
National Oilwell Varco, Inc. (Æ)	119,400	8,173
Peabody Energy Corp.	69,300	4,236
Pioneer Natural Resources Co. (Ñ)	137,800	7,955
Reliant Energy, Inc. (Æ)	585,250	15,064
Schlumberger, Ltd.	365,911	36,792
Transocean, Inc. (Æ)	92,538	13,646
Weatherford International, Ltd. (Æ)	31,872	2,571
Williams Cos., Inc.	326,498	11,591
XTO Energy, Inc.	376,031	23,261

		346,853

Producer Durables - 5.4%
American Tower Corp. Class A (Æ)	82,700	3,591
Applied Materials, Inc.	1,184,240	22,098
Boeing Co.	63,750	5,410
Bombardier, Inc. (Æ)	553,350	3,626
Caterpillar, Inc.	65,400	5,355
Centex Corp. (Ñ)	447,050	9,308
Crane Co.	16,800	688
Deere & Co.	283,380	23,824
Dover Corp.	14,400	712
DR Horton, Inc. (Ñ)	250,550	3,881
Emerson Electric Co.	435,200	22,744
Flowserve Corp.	28,070	3,483
Goodrich Corp.	11,700	797
Ingersoll-Rand Co., Ltd. Class A (Ñ)	123,900	5,499
KB Home (Ñ)	40,600	913
Lexmark International, Inc. Class A (Æ)(Ñ)	17,400	546
Lockheed Martin Corp.	473,370	50,196
Northrop Grumman Corp.	137,060	10,084
NVR, Inc. (Æ)(Ñ)	20,430	12,534
Parker Hannifin Corp.	180,877	14,443
Pitney Bowes, Inc.	17,700	639

	Principal Amount ($) or Shares	Market Value $
Pulte Homes, Inc. (Ñ)	59,900	781
Raytheon Co.	132,345	8,466
United Technologies Corp.	367,920	26,663
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	59,750	2,189

		238,470

Technology - 13.7%
Akamai Technologies, Inc. (Æ)(Ñ)	92,890	3,323
Altera Corp.	174,200	3,707
Amphenol Corp. Class A	497,490	22,974
Analog Devices, Inc.	175,869	5,665
Apple, Inc. (Æ)	412,230	71,707
Arrow Electronics, Inc. (Æ)	44,500	1,211
AU Optronics Corp. - ADR (Ñ)	162,963	3,181
Avnet, Inc. (Æ)	35,900	940
BearingPoint, Inc. (Æ)(Ñ)	822,950	1,523
Broadcom Corp. Class A (Æ)(Ñ)	522,800	13,572
Celestica, Inc. (Æ)	156,150	1,463
Cisco Systems, Inc. (Æ)	2,379,750	61,017
Corning, Inc.	845,400	22,581
Dell, Inc. (Æ)	490,700	9,142
First Solar, Inc. (Æ)	42,420	12,386
Flextronics International, Ltd. (Æ)	73,700	766
General Dynamics Corp.	145,888	13,191
Hewlett-Packard Co.	1,198,900	55,569
Ingram Micro, Inc. Class A (Æ)	69,900	1,189
Intel Corp.	1,000,090	22,262
International Business Machines Corp.	274,360	33,115
International Rectifier Corp. (Æ)	211,050	4,804
Juniper Networks, Inc. (Æ)(Ñ)	393,300	10,863
Linear Technology Corp.	131,000	4,580
Maxim Integrated Products, Inc.	363,400	7,642
MEMC Electronic Materials, Inc. (Æ)	82,300	5,182
Microchip Technology, Inc. (Ñ)	119,720	4,400
Microsoft Corp.	1,499,100	42,754
Motorola, Inc.	263,350	2,623
Oracle Corp. (Æ)	543,920	11,341
Qimonda AG - ADR (Æ)(Ñ)	365,850	1,302
Qualcomm, Inc.	1,489,915	64,349
Research In Motion, Ltd. (Æ)	266,728	32,442
Salesforce.com, Inc. (Æ)(Ñ)	48,040	3,206
Sanmina-SCI Corp. (Æ)	302,700	469
Seagate Technology, Inc. (Æ)	9,200	—
Texas Instruments, Inc. (Ñ)	414,650	12,091
Tyco Electronics, Ltd.	895,210	33,490
Xilinx, Inc. (Ñ)	127,500	3,158

		605,180

8	Diversified Equity Fund

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - 4.1%
Ameren Corp. (Ñ)	40,700	1,846
America Movil SAB de CV - ADR Series L	324,606	18,814
American Electric Power Co., Inc.	60,800	2,713
AT&T, Inc.	1,389,493	53,787
Atmos Energy Corp.	39,700	1,099
China Mobile, Ltd. - ADR	210,772	18,194
CMS Energy Corp. (Ñ)	79,700	1,162
Dominion Resources, Inc.	195,390	8,478
Duke Energy Corp.	84,600	1,549
Embarq Corp.	217,531	9,043
Fairpoint Communications, Inc. (Ñ)	4	—
FPL Group, Inc.	101,400	6,722
NII Holdings, Inc. (Æ)	31,100	1,423
Progress Energy, Inc. - CVO	5,500	2
Public Service Enterprise Group, Inc.	143,320	6,293
Sprint Nextel Corp.	385,000	3,076
Verizon Communications, Inc.	542,400	20,872
Vodafone Group PLC - ADR	740,310	23,438
Wisconsin Energy Corp. (Ñ)	34,400	1,633

		180,144

Total Common Stocks
(cost $3,644,476)		4,137,570

Preferred Stocks - 0.2%
Financial Services - 0.1%
Washington Mutual, Inc.	5,300	4,558

Producer Durables - 0.1%
General Motors Corp.	98,000	1,822

Total Preferred Stocks
(cost $6,225)		6,380

Long-Term Investments - 0.0%
Corporate Bonds and Notes -0.0%
iStar Financial, Inc.(Ê) 3.198% due 10/01/12	363	290

International Debt - 0.0%
Qimonda Finance LLC Series ADS 6.750% due 03/22/13	1,572	1,354

Total Long-Term Investments
(cost $1,842)		1,644

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.4%
Russell Investment Company Money Market Fund	270,128,926	270,129
United States Treasury Bills (ç)(ž)(§) 0.558% due 06/19/08	15,000	14,989

Total Short - Term Investments
(cost $285,118)		285,118

Other Securities - 10.0%
Russell Investment Company Money Market Fund (×)	96,222,585	96,223
State Street Securities Lending Quality Trust (×)	346,301,465	346,301

Total Other Securities
(cost $442,524)		442,524

Total Investments - 110.1%
(identified cost $4,380,185)		4,873,236

Other Assets and Liabilities, Net - (10.1%)		(446,914)

Net Assets - 100.0%		4,426,322

See accompanying notes which are an integral part of the financial statements.

Diversified Equity Fund	9

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index expiration date 06/08 (65)	USD	24,590	1,494
Russell Mini Index expiration date 06/08 (25)	USD	1,892	68
S&P 500 E-Mini Index (CME) expiration date 06/08 (1,229)	USD	85,170	4,421
S&P 500 Index (CME) expiration date 06/08 (299)	USD	103,604	4,348
S&P Midcap 400 E-Mini Index (CME) expiration date 06/08 (799)	USD	67,124	5,058

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			15,389

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	1.9
Consumer Discretionary	11.8
Consumer Staples	6.3
Financial Services	16.8
Health Care	12.0
Integrated Oils	5.9
Materials and Processing	5.5
Miscellaneous	2.3
Other Energy	7.8
Producer Durables	5.4
Technology	13.7
Utilities	4.1
Preferred Stocks	0.2
Long-Term Investments	—	*
Short-Term Investments	6.4
Other Securities	10.0

Total Investments	110.1
Other Assets and Liabilities, Net	(10.1)

	100.0

Futures Contracts	0.3

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

10	Diversified Equity Fund

Russell Investment Company

Special Growth Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$849.80	$1,017.30
Expenses Paid During Period*	$6.99	$7.62

*	Expenses are equal to the Fund’s annualized expense ratio of 1.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$846.30	$1,013.58
Expenses Paid During Period*	$10.42	$11.36

*	Expenses are equal to the Fund’s annualized expense ratio of 2.27% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$849.40	$1,017.30
Expenses Paid During Period*	$6.99	$7.62

*	Expenses are equal to the Fund’s annualized expense ratio of 1.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Special Growth Fund	11

Russell Investment Company

Special Growth Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$850.40	$1,018.55
Expenses Paid During Period*	$5.84	$6.37

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

12	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.1%
Auto and Transportation - 4.0%
AAR Corp. (Æ)(Ñ)	100,342	2,348
ABX Holdings, Inc. (Æ)(Ñ)	30,000	80
Accuride Corp. (Æ)(Ñ)	7,050	56
Allegiant Travel Co. (Æ)(Ñ)	16,398	447
American Axle & Manufacturing Holdings, Inc. (Ñ)	11,067	223
Amerigon, Inc. (Æ)(Ñ)	24,658	362
Arkansas Best Corp. (Ñ)	81,652	3,224
Atlas Air Worldwide Holdings, Inc. (Æ)	8,651	525
Autoliv, Inc. (Ñ)	65,060	3,984
BorgWarner, Inc. (Ñ)	43,700	2,148
Bristow Group, Inc. (Æ)(Ñ)	29,380	1,550
Continental Airlines, Inc. Class B (Æ)(Ñ)	4,182	75
Dana Corp. (Æ)(Ñ)	292,900	1
DryShips, Inc. (Ñ)	24,800	2,046
Dynamex, Inc. (Æ)(Ñ)	409	10
Expeditors International of Washington, Inc. (Ñ)	67,071	3,125
FreightCar America, Inc. (Ñ)	12,500	480
Genco Shipping & Trading, Ltd. (Ñ)	36,600	2,476
HUB Group, Inc. Class A (Æ)	46,642	1,525
K-Sea Transportation Partners, LP (Ñ)	44,500	1,635
Kansas City Southern (Æ)(Ñ)	58,500	2,637
Kirby Corp. (Æ)	77,165	4,232
Lear Corp. (Æ)	15,209	435
Marten Transport, Ltd. (Æ)	18,100	295
Mesa Air Group, Inc. (Æ)(Ñ)	18,100	12
Monaco Coach Corp. (Ñ)	154,700	979
Northwest Airlines Corp. (Æ)	5,300	51
Pacer International, Inc. (Ñ)	42,770	794
PHI, Inc. (Æ)(Ñ)	48,190	1,810
Polaris Industries, Inc. (Ñ)	16,228	755
Saia, Inc. (Æ)	17,600	243
Skywest, Inc. (Ñ)	91,299	1,737
StealthGas, Inc.	91,779	1,472
Strattec Security Corp.	28,385	1,044
Superior Industries International, Inc. (Ñ)	80,830	1,642
Teekay Corp. (Ñ)	42,600	1,944
Titan International, Inc. (Ñ)	17,354	618
TRW Automotive Holdings Corp. (Æ)	63,800	1,631
Ultrapetrol Bahamas, Ltd. (Æ)(Ñ)	8,500	82
UTI Worldwide, Inc.	22,922	504
Wabash National Corp.	24,677	207

	Principal Amount ($) or Shares	Market Value $
WABCO Holdings, Inc.	48,883	2,335
Wabtec Corp.	137,156	5,881
Werner Enterprises, Inc. (Ñ)	12,264	239

		57,899

Consumer Discretionary - 15.7%
1-800-FLOWERS.COM, Inc. Class A (Æ)(Ñ)	37,225	328
4Kids Entertainment, Inc. (Æ)(Ñ)	268,195	2,374
99 Cents Only Stores (Æ)(Ñ)	269,360	2,562
Abercrombie & Fitch Co. Class A (Ñ)	58,400	4,340
Activision, Inc. (Æ)	308,015	8,332
Administaff, Inc. (Ñ)	14,948	392
Advisory Board Co. (The)(Æ)(Ñ)	46,897	2,186
Aeropostale, Inc. (Æ)(Ñ)	61,200	1,946
Alberto-Culver Co.	14,500	365
Allied Waste Industries, Inc. (Æ)	123,600	1,528
America’s Car-Mart, Inc. (Æ)(Ñ)	13,434	193
American Eagle Outfitters, Inc.	78,800	1,448
American Greetings Corp. Class A (Ñ)	5,680	102
Ameristar Casinos, Inc. (Ñ)	143,500	2,464
AMN Healthcare Services, Inc. (Æ)(Ñ)	35,483	518
AnnTaylor Stores Corp. (Æ)	22,456	568
Asbury Automotive Group, Inc.	43,600	726
AutoNation, Inc. (Æ)(Ñ)	99,400	1,591
Bally Technologies, Inc. (Æ)(Ñ)	49,759	1,676
Big Lots, Inc. (Æ)(Ñ)	33,825	914
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	35,300	1,346
Blyth, Inc. (Ñ)	15,047	253
Bob Evans Farms, Inc. (Ñ)	800	22
Bowne & Co., Inc.	3,400	57
Brown Shoe Co., Inc.	144,200	2,405
Buckle, Inc. (The)(Ñ)	7,000	340
Callaway Golf Co. (Ñ)	40,570	557
Capella Education Co. (Æ)(Ñ)	9,486	612
Career Education Corp. (Æ)(Ñ)	33,914	683
CBRL Group, Inc. (Ñ)	15,570	575
CDI Corp. (Ñ)	13,800	375
Central European Distribution Corp. (Æ)(Ñ)	49,400	3,009
Central European Media Enterprises, Ltd. Class A (Æ)	20,626	2,187
Cheesecake Factory (The)(Æ)(Ñ)	138,441	3,133
Chemed Corp. (Ñ)	27,808	948
Cherokee, Inc. (Ñ)	2,100	61
Christopher & Banks Corp. (Ñ)	31,508	373
Churchill Downs, Inc.	34,300	1,751
Cinemark Holdings, Inc.	34,600	512

Special Growth Fund	13

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CKE Restaurants, Inc.	179,800	1,886
Convergys Corp. (Æ)	166,000	2,610
Core-Mark Holding Co., Inc. (Æ)(Ñ)	3,600	103
Corrections Corp. of America (Æ)	111,310	2,838
CRA International, Inc. (Æ)(Ñ)	13,712	473
CSS Industries, Inc. (Ñ)	12,900	403
Darden Restaurants, Inc. (Ñ)	133,625	4,754
Deckers Outdoor Corp. (Æ)	5,956	822
Denny’s Corp. (Æ)(Ñ)	67,984	214
DeVry, Inc. (Ñ)	111,856	6,376
Diamond Management & Technology Consultants, Inc. Class A (Ñ)	3,600	22
Dollar Tree, Inc. (Æ)	33,400	1,055
Earthlink, Inc. (Æ)(Ñ)	148,300	1,354
Electronic Arts, Inc. (Æ)	89,473	4,605
Elizabeth Arden, Inc. (Æ)	23,900	442
Entravision Communications Corp. Class A (Æ)(Ñ)	63,241	442
Ethan Allen Interiors, Inc. (Ñ)	46,970	1,290
EZCORP, Inc. Class A (Æ)	28,846	350
Finish Line Class A (Ñ)	119,400	784
First Advantage Corp. Class A (Æ)(Ñ)	5,201	107
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	160,929	5,937
Fossil, Inc. (Æ)(Ñ)	600	22
Fred’s, Inc. Class A (Ñ)	11,200	124
FTD Group, Inc. (Ñ)	216,918	2,983
FTI Consulting, Inc. (Æ)(Ñ)	58,301	3,731
Furniture Brands International, Inc. (Ñ)	222,148	3,010
G&K Services, Inc. Class A	11,000	347
Gaiam, Inc. Class A (Æ)(Ñ)	15,165	267
GameStop Corp. Class A (Æ)	79,103	4,354
Geo Group, Inc. (The) (Æ)(Ñ)	163,298	4,319
Gray Television, Inc.	341,300	1,604
Group 1 Automotive, Inc. (Ñ)	32,600	870
Guess?, Inc. (Ñ)	50,216	1,922
Hasbro, Inc. (Ñ)	54,300	1,931
Haverty Furniture Cos., Inc. (Ñ)	1,000	9
Heidrick & Struggles International, Inc. (Ñ)	17,500	524
Helen of Troy, Ltd. (Æ)(Ñ)	102,830	1,739
Hewitt Associates, Inc. Class A (Æ)	48,300	1,980
Hooker Furniture Corp. (Ñ)	5,300	111
Hot Topic, Inc. (Æ)(Ñ)	27,900	148
ICF International, Inc. (Æ)(Ñ)	32,900	587
IHOP Corp. (Ñ)	1,935	90
IKON Office Solutions, Inc. (Ñ)	56,184	615

	Principal Amount ($) or Shares	Market Value $
Insight Enterprises, Inc. (Æ)	7,400	89
International Speedway Corp. Class A (Ñ)	35,000	1,485
inVentiv Health, Inc. (Æ)(Ñ)	85,410	2,539
ITT Educational Services, Inc. (Æ)(Ñ)	54,089	4,146
J Crew Group, Inc. (Æ)(Ñ)	44,800	2,128
Jack in the Box, Inc. (Æ)	61,000	1,632
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	62,430	1,524
Journal Communications, Inc. Class A (Ñ)	82,900	478
Lakeland Industries, Inc. (Æ)	97,053	1,213
LECG Corp. (Æ)(Ñ)	20,861	217
Lin TV Corp. Class A (Æ)(Ñ)	78,724	789
Lithia Motors, Inc. Class A (Ñ)	14,700	132
LKQ Corp. (Æ)	185,697	4,041
LS Starrett Co.	20,554	401
Macy’s, Inc. (Ñ)	47,035	1,190
Maidenform Brands, Inc. (Æ)(Ñ)	13,900	207
Marcus Corp. (Ñ)	8,400	139
Matthews International Corp. Class A (Ñ)	15,280	755
MAXIMUS, Inc.	20	1
Media General, Inc. Class A (Ñ)	29,075	427
Men’s Wearhouse, Inc.	53,600	1,427
Meredith Corp. (Ñ)	39,000	1,264
Movado Group, Inc.	20,243	442
MSC Industrial Direct Co. Class A (Ñ)	15,600	761
MWI Veterinary Supply, Inc. (Æ)(Ñ)	400	14
Net 1 UEPS Technologies, Inc. (Æ)	23,944	561
NetFlix, Inc. (Æ)(Ñ)	31,082	994
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	26,500	1,989
Nu Skin Enterprises, Inc. Class A	28,476	511
NutriSystem, Inc. (Ñ)	16,313	328
O’Charleys, Inc. (Ñ)	71,543	830
Overstock.com, Inc. (Æ)(Ñ)	28,132	541
Parlux Fragrances, Inc. (Æ)	608,245	2,032
PC Connection, Inc. (Æ)(Ñ)	15,500	116
Phillips-Van Heusen Corp. (Ñ)	77,941	3,290
Pool Corp.	61,200	1,336
Pre-Paid Legal Services, Inc. (Æ)(Ñ)	7,002	306
PRG-Schultz International, Inc. (Æ)	187	2
Priceline.com, Inc. (Æ)(Ñ)	31,533	4,025
RC2 Corp. (Æ)(Ñ)	6,889	127
Red Lion Hotels Corp. (Æ)	123,100	1,168
Rent-A-Center, Inc. (Æ)(Ñ)	6,211	134
Republic Services, Inc.	116,340	3,698
Revlon, Inc. Class A (Æ)(Ñ)	76,500	73

14	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rollins, Inc. (Ñ)	3,000	48
Ross Stores, Inc.	46,600	1,561
Rush Enterprises, Inc. Class A (Æ)(Ñ)	61,894	998
Sally Beauty Holdings, Inc. (Æ)(Ñ)	77,690	471
Scholastic Corp. (Æ)(Ñ)	58,488	1,646
School Specialty, Inc. (Æ)(Ñ)	18,300	539
Select Comfort Corp. (Æ)(Ñ)	4,300	13
Service Corp. International (Ñ)	32,800	364
Sinclair Broadcast Group, Inc. Class A	211,300	1,857
Sohu.com, Inc. (Æ)(Ñ)	6,600	456
Sonic Automotive, Inc. Class A (Ñ)	114,500	2,323
Speedway Motorsports, Inc. (Ñ)	9,712	253
Spherion Corp. (Æ)	93,000	459
Stage Stores, Inc. (Ñ)	103,662	1,632
Stamps.com, Inc. (Æ)(Ñ)	2,016	28
Stanley Furniture Co., Inc.	6,200	76
Stanley Works (The) (Ñ)	32,500	1,568
Steven Madden, Ltd. (Æ)	11,600	219
Strayer Education, Inc. (Ñ)	4,689	871
Tech Data Corp. (Æ)	35,700	1,200
Toro Co. (Ñ)	15,100	640
Tween Brands, Inc. (Æ)(Ñ)	22,607	430
United Online, Inc. (Ñ)	398,600	4,257
Universal Electronics, Inc. (Æ)(Ñ)	7,261	187
Urban Outfitters, Inc. (Æ)(Ñ)	185,760	6,362
VeriSign, Inc. (Æ)(Ñ)	133,503	4,813
Viad Corp.	23,200	730
VistaPrint, Ltd. (Æ)(Ñ)	14,700	500
Volt Information Sciences, Inc. (Æ)(Ñ)	16,100	215
Warnaco Group, Inc. (The) (Æ)	37,200	1,716
Warner Music Group Corp. (Ñ)	79,840	694
Washington Post Co. (The) Class B	2,605	1,708
Waste Connections, Inc. (Æ)	114,361	3,668
Watson Wyatt Worldwide, Inc. Class A	66,045	3,872
WESCO International, Inc. (Æ)(Ñ)	39,000	1,451
Westwood One, Inc. (Æ)(Ñ)	137,100	229
Wet Seal, Inc. (The) Class A (Æ)(Ñ)	237,700	825
Whirlpool Corp. (Ñ)	16,000	1,165
Williams-Sonoma, Inc. (Ñ)	80,283	2,119
Wolverine World Wide, Inc.	39,000	1,121

		224,692

Consumer Staples - 1.6%
Alliance One International, Inc. (Æ)(Ñ)	52,587	323
B&G Foods, Inc. Class A	179,248	1,448
Boston Beer Co., Inc. Class A (Æ)(Ñ)	820	36
Casey’s General Stores, Inc. (Ñ)	26,171	579

	Principal Amount ($) or Shares	Market Value $
Chiquita Brands International, Inc. (Æ)(Ñ)	14,781	336
Coca-Cola Bottling Co. Consolidated (Ñ)	17,024	974
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	72,900	2,310
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	15,781	434
J&J Snack Foods Corp.	52,300	1,498
JM Smucker Co. (The)	20,900	1,043
Molson Coors Brewing Co. Class B	34,800	1,909
Monterey Gourmet Foods, Inc. (Æ)	615,761	1,860
Nash Finch Co. (Ñ)	17,617	645
NBTY, Inc. (Æ)	3,588	101
PepsiAmericas, Inc.	23,200	596
Pilgrim’s Pride Corp. (Ñ)	100	2
Ralcorp Holdings, Inc. (Æ)(Ñ)	12,444	760
Renesola, Ltd. - ADR (Æ)(Ñ)	55,400	928
Ruddick Corp. (Ñ)	20,304	786
Sadia SA - ADR (Æ)	28,400	624
Sanderson Farms, Inc.	46,385	1,933
Schweitzer-Mauduit International, Inc. (Ñ)	18,100	401
Tootsie Roll Industries, Inc.	26,800	652
Universal Corp. (Ñ)	15,820	1,016
Vector Group, Ltd. (Ñ)	300	5
Weis Markets, Inc. (Ñ)	67,740	2,080

		23,279

Financial Services - 14.5%
Acadia Realty Trust (ö)(Ñ)	2,700	69
Advance America Cash Advance Centers, Inc. (Ñ)	64,347	567
Advent Software, Inc. (Æ)(Ñ)	10,883	434
Affiliated Managers Group, Inc. (Æ)(Ñ)	27,768	2,758
Agree Realty Corp. (ö)	6,100	162
Alexander’s, Inc. (Æ)(ö)(Ñ)	1,769	630
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	3,543	372
Alliance Data Systems Corp. (Æ)	58,750	3,373
Allied Capital Corp. (Ñ)	117,640	2,365
Allied World Assurance Co. Holdings, Ltd.	21,800	899
Amcore Financial, Inc. (Ñ)	2,700	34
American Financial Group, Inc. (Ñ)	61,100	1,675
Amerisafe, Inc. (Æ)	8,040	115
Amtrust Financial Services, Inc. (Ñ)	36,512	568
Annaly Capital Management, Inc. (ö)	101,500	1,701
Anthracite Capital, Inc. (ö)(Ñ)	6,533	51

Special Growth Fund	15

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Anworth Mortgage Asset Corp. (ö)(Ñ)	317,800	2,123
Apartment Investment & Management Co. Class A (ö)(Ñ)	20,200	747
Arch Capital Group, Ltd. (Æ)	51,300	3,624
Ares Capital Corp. (Ñ)	107,300	1,208
Arthur J Gallagher & Co. (Ñ)	68,300	1,678
Ashford Hospitality Trust, Inc. (ö)(Ñ)	312,215	1,808
Aspen Insurance Holdings, Ltd.	7,700	200
Assurant, Inc.	87,536	5,690
Astoria Financial Corp. (Ñ)	20,500	486
Axis Capital Holdings, Ltd.	86,800	2,943
Bancfirst Corp. (Ñ)	4,100	179
Banco Latinoamericano de Exportaciones SA Class E	27,600	519
Bancorp, Inc. (Æ)(Ñ)	3,000	33
Bancorpsouth, Inc. (Ñ)	28,900	694
Bank of Hawaii Corp.	31,100	1,705
BankAtlantic Bancorp, Inc. Class A (Ñ)	71,900	221
Bankrate, Inc. (Æ)(Ñ)	48,170	2,516
Banner Corp. (Ñ)	7,500	162
Berkshire Hills Bancorp, Inc. (Ñ)	4,300	110
BioMed Realty Trust, Inc. (ö)(Ñ)	68,300	1,776
Boston Private Financial Holdings, Inc. (Ñ)	30,156	280
Brandywine Realty Trust (ö)	12,200	213
Calamos Asset Management, Inc. Class A (Ñ)	54,267	974
Capital City Bank Group, Inc. (Ñ)	900	24
Capital Trust, Inc. Class A (ö)(Ñ)	3,560	95
Capitol Bancorp, Ltd. (Ñ)	18,700	321
CapLease, Inc. (ö)(Ñ)	49,200	409
Capstead Mortgage Corp. (ö)	73,100	943
Cash America International, Inc.	52,183	2,129
Castlepoint Holdings, Ltd. (Ñ)	15,500	143
Cathay General Bancorp (Ñ)	26,766	456
Cedar Shopping Centers, Inc. (ö)	56,300	704
Centennial Bank Holdings, Inc. (Æ)(Ñ)	1,100	7
Center Financial Corp. (Ñ)	11,200	117
Citizens Republic Bancorp, Inc. (Ñ)	31,169	257
City Bank (Ñ)	6,900	125
City Holding Co. (Ñ)	4,400	183
City National Corp.	11,500	558
CNA Surety Corp. (Æ)	107,547	1,423
Colonial BancGroup, Inc. (The) (Ñ)	296,700	2,415
Commerce Bancshares, Inc. (Ñ)	36,155	1,573
Corus Bankshares, Inc. (Ñ)	6,624	49
Cowen Group, Inc. (Æ)(Ñ)	2,400	16

	Principal Amount ($) or Shares	Market Value $
Cullen/Frost Bankers, Inc. (Ñ)	14,200	793
Cybersource Corp. (Æ)	126,750	2,301
Darwin Professional Underwriters, Inc. (Æ)(Ñ)	4,800	119
DCT Industrial Trust, Inc. (ö)(Ñ)	100	1
Delphi Financial Group, Inc. Class A	106,957	2,911
Deluxe Corp.	260,437	5,537
DiamondRock Hospitality Co. (ö)	7,115	91
Digital Realty Trust, Inc. (ö)(Ñ)	21,801	845
Dime Community Bancshares	20,600	385
Duke Realty Corp. (ö)	64,470	1,574
DuPont Fabros Technology, Inc. (ö)(Ñ)	99,700	1,795
East West Bancorp, Inc. (Ñ)	18,007	256
Education Realty Trust, Inc. (ö)(Ñ)	30,400	406
Electro Rent Corp.	108,463	1,465
EMC Insurance Group, Inc. (Ñ)	2,300	67
Employers Holdings, Inc.	72,900	1,391
Encore Capital Group, Inc. (Æ)	3,000	20
Equity Lifestyle Properties, Inc. (ö)(Ñ)	7,887	390
Evercore Partners, Inc. Class A (Ñ)	8,900	150
Fair Isaac Corp. (Ñ)	20,215	501
FBL Financial Group, Inc. Class A	12,800	354
First Commonwealth Financial Corp. (Ñ)	28,800	359
First Community Bancorp, Inc. (Ñ)	20,124	432
First Community Bancshares, Inc. (Ñ)	1,800	60
First Financial Bancorp	16,200	213
First Financial Holdings, Inc. (Ñ)	1,800	43
First Industrial Realty Trust, Inc. (ö)(Ñ)	40,600	1,227
First Potomac Realty Trust (ö)(Ñ)	34,400	584
First Regional Bancorp (Æ)(Ñ)	51,069	758
FirstFed Financial Corp. (Æ)(Ñ)	2,100	32
Flushing Financial Corp.	72,756	1,420
FPIC Insurance Group, Inc. (Æ)	7,100	330
Franklin Street Properties Corp. (ö)(Ñ)	98,935	1,461
Frontier Financial Corp. (Ñ)	34,811	557
Fulton Financial Corp. (Ñ)	38,710	483
GAMCO Investors, Inc. Class A (Ñ)	10,400	478
Getty Realty Corp. (ö)(Ñ)	2,100	38
GFI Group, Inc. (Ñ)	41,540	488
Glacier Bancorp, Inc. (Ñ)	21,800	449
Gramercy Capital Corp. (ö)(Ñ)	13,551	257
Great Southern Bancorp, Inc. (Ñ)	3,200	48
Green Bankshares, Inc. (Ñ)	12,900	258
Greenhill & Co., Inc. (Ñ)	10,977	714
Hallmark Financial Services (Æ)(Ñ)	21,747	236
Hanmi Financial Corp. (Ñ)	24,307	170

16	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hanover Insurance Group, Inc. (The)	51,200	2,298
Harleysville Group, Inc. (Ñ)	12,200	445
HCC Insurance Holdings, Inc.	50,700	1,251
HCP, Inc. (ö)	19,300	689
Heartland Payment Systems, Inc. (Ñ)	11,732	257
Hercules Technology Growth Capital, Inc.	236,503	2,401
Heritage Commerce Corp. (Ñ)	4,700	83
Home Bancshares, Inc. (Ñ)	1,000	23
Home Properties, Inc. (ö)(Ñ)	8,900	468
Hospitality Properties Trust (ö)(Ñ)	78,500	2,522
HRPT Properties Trust (ö)(Ñ)	195,100	1,352
Hudson City Bancorp, Inc.	26,700	511
Hypercom Corp. (Æ)	277,423	1,185
IBERIABANK Corp. (Ñ)	28,152	1,357
Imperial Capital Bancorp, Inc.	400	6
Independent Bank Corp. (Ñ)	8,800	70
Independent Bank Corp.	7,900	231
Inland Real Estate Corp. (ö)(Ñ)	23,500	380
Integra Bank Corp. (Ñ)	13,000	190
Interactive Brokers Group, Inc. Class A (Æ)(Ñ)	20,750	655
Interactive Data Corp.	21,832	589
Intersections, Inc. (Æ)	103,693	928
Intervest Bancshares Corp. Class A (Ñ)	6,163	64
Invesco, Ltd.	106,266	2,726
Investment Technology Group, Inc. (Æ)	37,200	1,795
Investors Bancorp, Inc. (Æ)	110,700	1,624
Investors Real Estate Trust (ö)(Ñ)	17,700	181
IPC Holdings, Ltd.	120,400	3,505
Jack Henry & Associates, Inc. (Ñ)	13,921	366
Jefferies Group, Inc.	136,300	2,562
Kayne Anderson Energy Development Co. (Ñ)	4,000	89
Kite Realty Group Trust (ö)	17,500	238
Knight Capital Group, Inc. Class A (Æ)(Ñ)	266,396	4,984
Kohlberg Capital Corp.	99,170	996
LTC Properties, Inc. (ö)(Ñ)	40,301	1,097
Mack-Cali Realty Corp. (ö)	49,900	1,947
MainSource Financial Group, Inc. (Ñ)	4,300	64
Markel Corp. (Æ)	2,300	999
Marlin Business Services Corp. (Æ)(Ñ)	67,000	435
MCG Capital Corp. (Ñ)	48,200	369
Meadowbrook Insurance Group, Inc. (Ñ)	27,800	201
Medical Properties Trust, Inc. (ö)(Ñ)	62,359	758

	Principal Amount ($) or Shares	Market Value $
Mercantile Bank Corp. (Ñ)	3,700	37
MFA Mortgage Investments, Inc. (ö)(Ñ)	288,377	2,016
Midwest Banc Holdings, Inc. (Ñ)	114,633	1,178
Nara Bancorp, Inc. (Ñ)	8,900	117
Nasdaq OMX Group, Inc. (The) (Æ)(Ñ)	16,800	612
National Health Investors, Inc. (ö)	1,400	43
National Retail Properties, Inc. (ö)(Ñ)	152,911	3,503
Nationwide Health Properties, Inc. (ö)	3,222	116
Navigators Group, Inc. (Æ)	3,954	194
NBT Bancorp, Inc. (Ñ)	6,500	148
Newcastle Investment Corp. (ö)(Ñ)	32,800	324
NewStar Financial, Inc. (Æ)(Ñ)	15,700	84
NorthStar Realty Finance Corp. (ö)(Ñ)	134,900	1,399
NYMAGIC, Inc. (Ñ)	5,400	123
Ocwen Financial Corp. (Æ)(Ñ)	3,659	18
Odyssey Re Holdings Corp. (Ñ)	28,300	1,013
Old Second Bancorp, Inc. (Ñ)	2,000	49
Omega Healthcare Investors, Inc. (ö)	1,100	19
OneBeacon Insurance Group, Ltd. Class A (Ñ)	23,700	466
optionsXpress Holdings, Inc. (Ñ)	22,983	493
Oriental Financial Group, Inc.	55,500	1,043
Pacific Capital Bancorp NA (Ñ)	9,913	202
Parkway Properties, Inc. (ö)	21,800	865
Patriot Capital Funding, Inc. (Ñ)	2,600	26
Pennsylvania Real Estate Investment Trust (ö)(Ñ)	57,700	1,453
Permian Basin Royalty Trust (Ñ)	48,500	1,102
Piper Jaffray Cos. (Æ)(Ñ)	67,820	2,527
Platinum Underwriters Holdings, Ltd.	39,400	1,413
PMI Group, Inc. (The) (Ñ)	34,793	196
Portfolio Recovery Associates, Inc. (Ñ)	867	38
Post Properties, Inc. (ö)(Ñ)	83	3
Potlatch Corp. (ö)(Ñ)	95,401	4,275
Preferred Bank (Ñ)	19,728	231
Prosperity Bancshares, Inc. (Ñ)	4,001	124
Protective Life Corp.	45,800	1,952
Provident New York Bancorp (Ñ)	5,400	72
Ramco-Gershenson Properties Trust (ö)	16,080	361
Realty Income Corp. (ö)(Ñ)	12,854	338
Reinsurance Group of America, Inc. (Ñ)	10,000	520
RenaissanceRe Holdings, Ltd. (Ñ)	48,800	2,510
Renasant Corp. (Ñ)	13,100	304
Resource Capital Corp. (ö)(Ñ)	2,500	22
Roma Financial Corp. (Ñ)	1,000	16
Ryder System, Inc.	27,495	1,883

Special Growth Fund	17

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

S&T Bancorp, Inc. (Ñ)	200	7
S1 Corp. (Æ)	86,000	581
Safety Insurance Group, Inc. (Ñ)	13,190	474
Sanders Morris Harris Group, Inc. (Ñ)	8,700	72
Sandy Spring Bancorp, Inc. (Ñ)	10,700	273
SCBT Financial Corp. (Ñ)	8,457	287
SeaBright Insurance Holdings, Inc. (Æ)	36	1
Senior Housing Properties Trust (ö)	58,615	1,404
Southside Bancshares, Inc. (Ñ)	3,780	91
Southwest Bancorp, Inc.	61,316	1,079
Sovran Self Storage, Inc. (ö)	32,500	1,453
StanCorp Financial Group, Inc. (Ñ)	36,900	1,891
Sterling Bancorp (Ñ)	43,100	707
Sterling Bancshares, Inc. (Ñ)	57,522	598
Sterling Financial Corp. (Ñ)	39,416	481
Stifel Financial Corp. (Æ)(Ñ)	14,378	680
Sun Bancorp, Inc. (Æ)(Ñ)	9,400	109
Sunstone Hotel Investors, Inc. (ö)	65,080	1,216
SVB Financial Group (Æ)(Ñ)	15,587	758
SWS Group, Inc. (Ñ)	2,600	34
Taylor Capital Group, Inc. (Ñ)	5,400	81
Texas Capital Bancshares, Inc. (Æ)(Ñ)	33,926	626
TNS, Inc. (Æ)(Ñ)	2,500	57
Tompkins Financial Corp. (Ñ)	2,500	121
Total System Services, Inc. (Ñ)	118,180	2,813
TradeStation Group, Inc. (Æ)(Ñ)	35,800	334
Transatlantic Holdings, Inc. (Ñ)	9,100	590
U-Store-It Trust (ö)(Ñ)	172,500	2,082
UCBH Holdings, Inc. (Ñ)	54,883	400
UDR, Inc. (ö)(Ñ)	25,400	642
Umpqua Holdings Corp. (Ñ)	128,600	1,897
United America Indemnity, Ltd. Class A (Æ)	18,900	292
United Rentals, Inc. (Æ)(Ñ)	86,200	1,624
Universal American Corp. (Æ)(Ñ)	35,474	381
Universal Health Realty Income Trust (ö)(Ñ)	6,473	217
Urstadt Biddle Properties, Inc. Class A (ö)(Ñ)	12,900	218
ViewPoint Financial Group	78,227	1,271
Waddell & Reed Financial, Inc. Class A	25,298	857
Washington Real Estate Investment Trust (ö)(Ñ)	20,042	712
Webster Financial Corp.	53,600	1,396
WesBanco, Inc. (Ñ)	13,400	288
West Coast Bancorp (Ñ)	9,700	125

	Principal Amount ($) or Shares	Market Value $
Westfield Financial, Inc.	7,400	72
Whitney Holding Corp. (Ñ)	47,249	1,106
Wilshire Bancorp, Inc.	11,100	91
World Acceptance Corp. (Æ)(Ñ)	16,637	655
Wright Express Corp. (Æ)(Ñ)	10,182	336
WSFS Financial Corp. (Ñ)	8,400	427
Zenith National Insurance Corp. (Ñ)	149,585	5,556
Zions Bancorporation (Ñ)	56,708	2,628

		206,466

Health Care - 10.4%
Abaxis, Inc. (Æ)(Ñ)	15,472	394
Affymetrix, Inc. (Æ)(Ñ)	113,211	1,235
Albany Molecular Research, Inc. (Æ)(Ñ)	391	5
Align Technology, Inc. (Æ)(Ñ)	45,045	553
Alnylam Pharmaceuticals, Inc. (Æ)(Ñ)	9,381	235
American Oriental Bioengineering, Inc. (Æ)	5,913	57
AMERIGROUP Corp. (Æ)	71,326	1,854
Amsurg Corp. (Æ)(Ñ)	24,167	617
Analogic Corp.	29,010	1,671
Animal Health International, Inc. (Æ)	1,295	11
Ariad Pharmaceuticals, Inc. (Æ)(Ñ)	143,397	424
Arthrocare Corp. (Æ)(Ñ)	44,274	1,995
Bio-Rad Laboratories, Inc. Class A (Æ)(Ñ)	9,942	829
Bio-Reference Labs, Inc. (Æ)(Ñ)	13,055	329
BioScrip, Inc. (Æ)	263,676	1,450
Candela Corp. (Æ)	557,207	1,655
Capital Senior Living Corp. (Æ)(Ñ)	20,817	177
Caraco Pharmaceutical Laboratories, Ltd. (Æ)(Ñ)	12,197	201
Centene Corp. (Æ)(Ñ)	93,574	1,719
Charles River Laboratories International, Inc. (Æ)(Ñ)	59,739	3,468
Computer Programs & Systems, Inc. (Ñ)	4,800	91
Cubist Pharmaceuticals, Inc. (Æ)(Ñ)	17,926	347
Cutera, Inc. (Æ)(Ñ)	100	1
Datascope Corp.	78,471	2,940
Eclipsys Corp. (Æ)(Ñ)	32,764	681
eResearchTechnology, Inc. (Æ)(Ñ)	145,279	1,770
Gen-Probe, Inc. (Æ)(Ñ)	103,095	5,810
Gentiva Health Services, Inc. (Æ)(Ñ)	23,941	521
Haemonetics Corp. (Æ)	43,788	2,506
Harvard Bioscience, Inc. (Æ)	109,849	540
HealthExtras, Inc. (Æ)	2,000	56

18	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Healthspring, Inc. (Æ)	94,640	1,594
Healthways, Inc. (Æ)(Ñ)	13,373	489
HMS Holdings Corp. (Æ)(Ñ)	156,915	4,044
Hologic, Inc. (Æ)(Ñ)	206,092	6,016
Humana, Inc. (Æ)	21,400	1,023
I-Flow Corp. (Æ)(Ñ)	20,671	276
Icon PLC - ADR (Æ)	54,936	3,955
Illumina, Inc. (Æ)(Ñ)	142,292	11,083
Immucor, Inc. (Æ)(Ñ)	156,802	4,231
Intuitive Surgical, Inc. (Æ)(Ñ)	8,775	2,538
Invacare Corp. (Ñ)	59,755	1,078
Invitrogen Corp. (Æ)(Ñ)	13,700	1,282
Kendle International, Inc. (Æ)	14,992	640
Kensey Nash Corp. (Æ)(Ñ)	7,679	224
Kindred Healthcare, Inc. (Æ)	43,466	1,031
King Pharmaceuticals, Inc. (Æ)(Ñ)	242,800	2,280
Landauer, Inc. (Ñ)	2,816	150
Lifecell Corp. (Æ)(Ñ)	8,076	410
Luminex Corp. (Æ)(Ñ)	44,600	870
Magellan Health Services, Inc. (Æ)(Ñ)	5,500	212
Masimo Corp. (Æ)(Ñ)	89,003	2,594
Medcath Corp. (Æ)(Ñ)	300	6
Medical Action Industries, Inc. (Æ)(Ñ)	900	15
Medicis Pharmaceutical Corp. Class A (Ñ)	29,858	615
Meridian Bioscience, Inc. (Ñ)	6,776	183
Merit Medical Systems, Inc. (Æ)	114,301	1,681
Molina Healthcare, Inc. (Æ)(Ñ)	50,612	1,257
NuVasive, Inc. (Æ)	80,586	3,074
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	20,485	710
Owens & Minor, Inc.	21,800	988
Patterson Cos., Inc. (Æ)(Ñ)	101,502	3,471
Pediatrix Medical Group, Inc. (Æ)	68,040	4,628
Perrigo Co. (Ñ)	205,695	8,431
Pharmaceutical Product Development, Inc.	94,065	3,896
PharmaNet Development Group, Inc. (Æ)(Ñ)	15,574	372
Phase Forward, Inc. (Æ)	78,000	1,435
PSS World Medical, Inc. (Æ)(Ñ)	28,946	477
Psychiatric Solutions, Inc. (Æ)(Ñ)	123,303	4,280
Quality Systems, Inc. (Ñ)	21,611	694
Quidel Corp. (Æ)	4,700	75
RehabCare Group, Inc. (Æ)	21,300	362
Repligen Corp. (Æ)	1,200	7
Res-Care, Inc. (Æ)	14,000	228
Resmed, Inc. (Æ)(Ñ)	61,738	2,662
Retractable Technologies, Inc. (Æ)	293,945	426

	Principal Amount ($) or Shares	Market Value $
Sirona Dental Systems, Inc. (Æ)(Ñ)	91,478	2,449
Somanetics Corp. (Æ)(Ñ)	2,717	44
SonoSite, Inc. (Æ)(Ñ)	16,119	514
Stericycle, Inc. (Æ)	68,950	3,681
STERIS Corp.	81,800	2,267
Sun Healthcare Group, Inc. (Æ)	2,363	31
Symmetry Medical, Inc. (Æ)(Ñ)	12,625	177
Techne Corp. (Æ)	77,722	5,636
VCA Antech, Inc. (Æ)(Ñ)	63,910	2,069
Viropharma, Inc. (Æ)(Ñ)	167,709	1,536
Vivus, Inc. (Æ)(Ñ)	59,123	335
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	86,150	2,674
West Pharmaceutical Services, Inc.	75,300	3,532
Zimmer Holdings, Inc. (Æ)	46,165	3,424

		148,504

Integrated Oils - 0.0%
Vaalco Energy, Inc. (Æ)(Ñ)	50,124	325

Materials and Processing - 9.5%
Aceto Corp.	113,400	797
Acuity Brands, Inc. (Ñ)	22,210	1,063
Airgas, Inc.	60,151	2,895
AK Steel Holding Corp. (Ñ)	36,300	2,279
AM Castle & Co. (Ñ)	93,103	2,878
Apogee Enterprises, Inc. (Ñ)	112,374	2,507
Armstrong World Industries, Inc.	14,000	498
Ashland, Inc. (Ñ)	39,600	2,100
Barnes Group, Inc. (Ñ)	97,100	2,532
Brady Corp. Class A (Ñ)	15,810	537
Brush Engineered Materials, Inc. (Æ)(Ñ)	19,844	615
Buckeye Technologies, Inc. (Æ)	126,956	1,096
Cabot Corp. (Ñ)	122,610	3,575
Calgon Carbon Corp. (Æ)(Ñ)	38,854	554
Celanese Corp. Class A	64,300	2,877
CF Industries Holdings, Inc. (Ñ)	16,100	2,153
Chemtura Corp.	232,000	1,605
Chicago Bridge & Iron Co. NV	107,299	4,275
Cie Generale de Geophysique-Veritas - ADR (Æ)	26,558	1,333
Clean Harbors, Inc. (Æ)(Ñ)	9,495	626
Comfort Systems USA, Inc.	51,500	700
Compass Minerals International, Inc.	14,600	920
Corn Products International, Inc. (Ñ)	18,900	877
Dycom Industries, Inc. (Æ)	19,100	275
EMCOR Group, Inc. (Æ)	194,077	4,864

Special Growth Fund	19

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Encore Wire Corp. (Ñ)	18,600	420
Ennis, Inc. (Ñ)	87,200	1,477
Ferro Corp.	124,988	2,197
Gafisa SA - ADR (Ñ)	29,450	1,283
Georgia Gulf Corp. (Ñ)	1,700	10
Gerdau Ameristeel Corp. (Ñ)	117,000	1,826
Gibraltar Industries, Inc.	28,200	295
Glatfelter (Ñ)	179,519	2,619
GrafTech International, Ltd. (Æ)(Ñ)	9,712	191
Granite Construction, Inc.	38,000	1,303
Haynes International, Inc. (Æ)(Ñ)	32,170	2,015
HB Fuller Co.	69,700	1,609
Hecla Mining Co. (Æ)(Ñ)	4,700	48
Hercules, Inc.	39,258	738
Horsehead Holding Corp. (Æ)(Ñ)	81,000	1,136
IAMGOLD Corp.	281,140	1,681
Innophos Holdings, Inc. (Ñ)	7,400	133
Insituform Technologies, Inc. Class A (Æ)(Ñ)	161,550	2,733
Interface, Inc. Class A (Ñ)	38,721	497
Jacobs Engineering Group, Inc. (Æ)(Ñ)	31,300	2,702
KBR, Inc.	105,507	3,043
Koppers Holdings, Inc.	46,204	2,238
LB Foster Co. Class A (Æ)(Ñ)	13,616	437
Lennox International, Inc.	45,200	1,498
LSB Industries, Inc. (Æ)(Ñ)	2,700	41
LSI Industries, Inc. (Ñ)	33,382	366
Lubrizol Corp.	21,000	1,225
Lydall, Inc. (Æ)	111,153	1,295
McDermott International, Inc. (Æ)	142,798	7,651
Mercer International, Inc. (Æ)(Ñ)	23,800	160
Michael Baker Corp. (Æ)	686	14
Mueller Water Products, Inc. Class A (Ñ)	60,500	487
Myers Industries, Inc.	121,847	1,533
NCI Building Systems, Inc. (Æ)(Ñ)	26,300	635
NewMarket Corp. (Ñ)	8,300	539
Novagold Resources, Inc. (Æ)(Ñ)	84,050	617
Nuco2, Inc. (Æ)	1,000	28
Olin Corp. (Ñ)	16,273	328
Olympic Steel, Inc. (Ñ)	25,499	1,306
OM Group, Inc. (Æ)(Ñ)	97,678	5,349
Owens Corning, Inc. (Æ)(Ñ)	45,700	965
Perini Corp. (Æ)	21,900	792
Precision Castparts Corp.	24,317	2,859
Quanex Building Products Corp. (Æ)(Ñ)	3,643	62
Quanta Services, Inc. (Æ)(Ñ)	119,686	3,176

	Principal Amount ($) or Shares	Market Value $
Reliance Steel & Aluminum Co.	26,300	1,599
Richmont Mines, Inc. (Æ)	133,630	464
Rock-Tenn Co. Class A (Ñ)	59,062	2,004
Rockwood Holdings, Inc. (Æ)(Ñ)	732	27
RTI International Metals, Inc. (Æ)(Ñ)	34,680	1,428
Schnitzer Steel Industries, Inc. Class A (Ñ)	13,948	1,227
Schulman A, Inc.	21,500	456
Sigma-Aldrich Corp. (Ñ)	56,800	3,239
Silgan Holdings, Inc.	400	21
Simpson Manufacturing Co., Inc. (Ñ)	3,953	104
Sonoco Products Co.	21,200	699
Spartech Corp. (Ñ)	46,700	417
Standard Register Co. (The) (Ñ)	6,500	62
Steel Dynamics, Inc.	55,416	1,931
Superior Essex, Inc. (Æ)(Ñ)	34,689	1,031
Symyx Technologies, Inc. (Æ)(Ñ)	159,376	1,197
Terra Industries, Inc. (Æ)(Ñ)	14,600	553
Timken Co.	60,500	2,187
Tronox, Inc. Class B (Ñ)	4,900	15
Universal Forest Products, Inc. (Ñ)	13,600	472
Universal Stainless & Alloy (Æ)(Ñ)	3,100	119
URS Corp. (Æ)(Ñ)	186,041	7,505
US Concrete, Inc. (Æ)(Ñ)	5,300	17
Valmont Industries, Inc.	10,900	1,073
Wausau Paper Corp. (Ñ)	24,400	189
WCA Waste Corp. (Æ)	168,678	850
WD-40 Co. (Ñ)	4,293	134
WR Grace & Co. (Æ)(Ñ)	7,826	198
Xerium Technologies, Inc. (Ñ)	15,813	27

		135,233

Miscellaneous - 0.6%
Johnson Controls, Inc.	51,500	1,816
Lancaster Colony Corp.	38,000	1,451
Teleflex, Inc.	55,600	3,063
Wesco Financial Corp. (Ñ)	4,658	2,017

		8,347

Other Energy - 9.6%
Alon USA Energy, Inc. (Ñ)	14,237	199
Atlas America, Inc. (Ñ)	47,750	3,321
Atlas Energy Resources LLC (Ñ)	7,000	281
Atlas Pipeline Partners, LP (Ñ)	34,675	1,483
Atwood Oceanics, Inc. (Æ)(Ñ)	52,250	5,261
Berry Petroleum Co. Class A (Ñ)	52,900	2,620
Bill Barrett Corp. (Æ)	15,806	813
Bois d’Arc Energy, Inc. (Æ)(Ñ)	91,800	2,194

20	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Brigham Exploration Co. (Æ)(Ñ)	273,790	2,585
Bronco Drilling Co., Inc. (Æ)(Ñ)	158,491	2,726
Callon Petroleum Co. (Æ)(Ñ)	9,012	180
Cameron International Corp. (Æ)	33,662	1,657
CARBO Ceramics, Inc.	79,100	3,760
Carrizo Oil & Gas, Inc. (Æ)	44,000	2,794
Cimarex Energy Co. (Ñ)	47,210	2,941
Comstock Resources, Inc. (Æ)	54,599	2,484
Concho Resources, Inc. (Æ)	50,500	1,392
Continental Resources, Inc. (Æ)(Ñ)	42,600	1,831
Core Laboratories NV (Æ)(Ñ)	29,791	3,732
Dawson Geophysical Co. (Æ)(Ñ)	4,921	356
Delek US Holdings, Inc.	130,600	1,441
Denbury Resources, Inc. (Æ)	79,600	2,433
Dril-Quip, Inc. (Æ)	73,609	4,207
Enbridge Energy Partners, LP Class A	36,770	1,843
Encore Acquisition Co. (Æ)(Ñ)	14,800	675
Energy Partners, Ltd. (Æ)	11,547	140
EXCO Resources, Inc. (Æ)(Ñ)	67,800	1,513
Exterran Holdings, Inc. (Æ)(Ñ)	62,471	4,172
FMC Technologies, Inc. (Æ)(Ñ)	72,543	4,875
Geokinetics, Inc. (Æ)(Ñ)	94,164	1,787
Grey Wolf, Inc. (Æ)	166,800	1,046
Gulf Island Fabrication, Inc.	9,400	372
Helix Energy Solutions Group, Inc. (Æ)	63,130	2,181
Helmerich & Payne, Inc. (Ñ)	63,700	3,424
Hercules Offshore, Inc. (Æ)(Ñ)	121,587	3,205
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	66,100	3,296
International Coal Group, Inc. (Æ)(Ñ)	239,602	1,907
JA Solar Holdings Co., Ltd. - ADR (Æ)	82,250	1,975
Mariner Energy, Inc. (Æ)(Ñ)	107,791	2,971
Meridian Resource Corp. (Æ)	26,389	56
Mitcham Industries, Inc. (Æ)	14,043	263
Newfield Exploration Co. (Æ)(Ñ)	24,830	1,509
Oceaneering International, Inc. (Æ)	52,248	3,489
OSG America, LP	89,000	1,246
Penn Virginia Corp.	58	3
PetroHawk Energy Corp. (Æ)(Ñ)	52,034	1,230
Petroquest Energy, Inc. (Æ)(Ñ)	162,700	3,381
Quicksilver Resources, Inc. (Æ)(Ñ)	73,150	3,035
Range Resources Corp.	55,000	3,651
Rosetta Resources, Inc. (Æ)	72,500	1,580
Rowan Cos., Inc. (Ñ)	75,700	2,952
SEACOR Holdings, Inc. (Æ)(Ñ)	18,300	1,558
SemGroup Energy Partners, LP	26,300	686
Southwestern Energy Co. (Æ)(Ñ)	36,300	1,536

	Principal Amount ($) or Shares	Market Value $
St. Mary Land & Exploration Co. (Ñ)	62,200	2,719
Stone Energy Corp. (Æ)	58,161	3,544
Superior Energy Services (Æ)(Ñ)	137,210	6,089
Swift Energy Co. (Æ)(Ñ)	25,000	1,304
Teekay Tankers, Ltd. (Ñ)	71,000	1,433
TEPPCO Partners, LP (Ñ)	41,500	1,456
Tesoro Corp. (Ñ)	53,986	1,357
Union Drilling, Inc. (Æ)(Ñ)	14,300	242
Unit Corp. (Æ)	44,500	2,826
USEC, Inc. (Æ)(Ñ)	61,423	285
W&T Offshore, Inc. (Ñ)	9,300	380
Whiting Petroleum Corp. (Æ)	25,346	1,939
XTO Energy, Inc.	33,061	2,045

		137,867

Producer Durables - 8.1%
Actuant Corp. Class A (Ñ)	24,818	841
AGCO Corp. (Æ)(Ñ)	19,150	1,151
Alliant Techsystems, Inc. (Æ)(Ñ)	9,600	1,056
Altra Holdings, Inc. (Æ)(Ñ)	100,526	1,531
American Ecology Corp. (Ñ)	400	11
Ametek, Inc. (Ñ)	23,300	1,130
AO Smith Corp. (Ñ)	32,200	996
ATMI, Inc. (Æ)(Ñ)	6,247	184
Badger Meter, Inc.	600	31
Baldor Electric Co. (Ñ)	58,800	1,905
BE Aerospace, Inc. (Æ)	132,710	5,356
Belden, Inc. (Ñ)	86,386	2,915
Bucyrus International, Inc. Class A	22,300	2,808
C&D Technologies, Inc. (Æ)(Ñ)	1,700	9
Canadian Solar, Inc. (Æ)(Ñ)	80,900	2,214
Chart Industries, Inc. (Æ)	143,474	5,831
Cognex Corp.	69,200	1,744
Cohu, Inc.	65,400	1,136
Columbus McKinnon Corp. (Æ)(Ñ)	53,626	1,518
CommScope, Inc. (Æ)(Ñ)	34,776	1,654
Credence Systems Corp. (Æ)(Ñ)	136,739	142
CTS Corp.	35,600	400
Curtiss-Wright Corp. (Ñ)	1,650	78
Darling International, Inc. (Æ)	167,888	2,564
Desarrolladora Homex SAB de CV - ADR (Æ)(Ñ)	15,500	923
Dionex Corp. (Æ)(Ñ)	17,600	1,377
Donaldson Co., Inc. (Ñ)	12,300	535
Dover Corp.	47,500	2,350
DR Horton, Inc. (Ñ)	30,200	468
Ducommun, Inc. (Æ)	8,524	278
Electro Scientific Industries, Inc. (Æ)(Ñ)	180,300	2,959

Special Growth Fund	21

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Entegris, Inc. (Æ)	45,378	342
Esterline Technologies Corp. (Æ)	12,831	714
Federal Signal Corp. (Ñ)	97,700	1,356
Flowserve Corp.	43,950	5,454
Gardner Denver, Inc. (Æ)	30,200	1,403
General Cable Corp. (Æ)	19,403	1,300
Goodrich Corp.	95,932	6,538
Graham Corp.	3,162	181
Hardinge, Inc. (Ñ)	21,200	354
Herman Miller, Inc. (Ñ)	7,566	176
HNI Corp. (Ñ)	15,921	347
Hubbell, Inc. Class B (Ñ)	11,400	510
Joy Global, Inc.	63,973	4,750
Kennametal, Inc.	3,500	122
Kimball International, Inc. Class B	186,781	1,918
KLA-Tencor Corp. (Ñ)	42,012	1,835
M/I Homes, Inc. (Ñ)	45,300	777
MasTec, Inc. (Æ)(Ñ)	32,900	269
Mattson Technology, Inc. (Æ)(Ñ)	20,779	101
MDC Holdings, Inc. (Ñ)	8,700	379
Molex, Inc. (Ñ)	45,100	1,280
Moog, Inc. Class A (Æ)	11,832	510
Nanometrics, Inc. (Æ)	116	1
Orbital Sciences Corp. (Æ)(Ñ)	27,382	737
Pall Corp.	22,300	775
Park-Ohio Holdings Corp. (Æ)(Ñ)	2,700	45
Pentair, Inc. (Ñ)	19,500	718
Perceptron, Inc. (Æ)	166,520	1,675
Plantronics, Inc. (Ñ)	40,440	1,007
Polycom, Inc. (Æ)	86,994	1,949
Ritchie Bros Auctioneers, Inc.	231,097	5,766
Robbins & Myers, Inc. (Ñ)	150,458	5,997
Rofin-Sinar Technologies, Inc. (Æ)(Ñ)	66,700	2,540
Ryland Group, Inc. (Ñ)	13,654	437
SBA Communications Corp. Class A (Æ)(Ñ)	65,327	2,113
Technitrol, Inc.	97,407	2,045
Tecumseh Products Co. Class A (Æ)(Ñ)	42,384	1,328
Teledyne Technologies, Inc. (Æ)	2,990	176
Terex Corp. (Æ)	6,600	460
Thomas & Betts Corp. (Æ)	43,500	1,629
Triumph Group, Inc. (Ñ)	81,020	4,770
Ultra Clean Holdings (Æ)(Ñ)	116,821	1,249
Varian Semiconductor Equipment Associates, Inc. (Æ)	41,352	1,515
Woodward Governor Co.	31,634	1,111
W.W. Grainger, Inc. (Ñ)	8,900	772
Zygo Corp. (Æ)	10,600	124

		115,650

	Principal Amount ($) or Shares	Market Value $
Technology - 13.4%
Adaptec, Inc. (Æ)(Ñ)	63,851	178
Adtran, Inc. (Ñ)	91,400	2,163
Affiliated Computer Services, Inc. Class A (Æ)	53,100	2,813
American Science & Engineering, Inc. (Ñ)	1,200	58
Amkor Technology, Inc. (Æ)(Ñ)	49,200	470
Amphenol Corp. Class A	196,473	9,073
Anadigics, Inc. (Æ)(Ñ)	140,300	1,566
Ansys, Inc. (Æ)(Ñ)	163,920	6,595
Arrow Electronics, Inc. (Æ)	90,200	2,454
Avnet, Inc. (Æ)	113,700	2,978
Avocent Corp. (Æ)(Ñ)	39,021	761
Bel Fuse, Inc. Class B (Ñ)	5,600	146
Benchmark Electronics, Inc. (Æ)	48,600	864
Blackbaud, Inc. (Ñ)	3,727	88
Blackboard, Inc. (Æ)	61,900	2,138
Bookham, Inc. (Æ)(Ñ)	86,500	147
Cavium Networks, Inc. (Æ)(Ñ)	58,550	1,203
Celestica, Inc. (Æ)	289,850	2,716
Ceva, Inc. (Æ)(Ñ)	3,800	37
Check Point Software Technologies (Æ)	58,000	1,370
Checkpoint Systems, Inc. (Æ)	40,500	1,050
ChipMOS TECHNOLOGIES Bermuda, Ltd. (Æ)(Ñ)	286,606	848
Ciber, Inc. (Æ)	31,300	196
Cognizant Technology Solutions Corp. Class A (Æ)	84,670	2,731
COMSYS IT Partners, Inc. (Æ)(Ñ)	962	8
Comtech Telecommunications Corp. (Æ)(Ñ)	9,941	385
Comverse Technology, Inc. (Æ)	123,847	2,161
Concur Technologies, Inc. (Æ)(Ñ)	6,271	208
Conexant Systems, Inc. (Æ)(Ñ)	172,949	86
Constant Contact, Inc. (Æ)(Ñ)	42,650	761
Cray, Inc. (Æ)(Ñ)	38,582	240
CSG Systems International, Inc. (Æ)	55,000	666
Cubic Corp. (Ñ)	23,300	632
Data Domain, Inc. (Æ)(Ñ)	103,350	2,248
Digi International, Inc. (Æ)	26,230	216
Digital River, Inc. (Æ)(Ñ)	15,381	505
Diodes, Inc. (Æ)(Ñ)	1,000	27
DRS Technologies, Inc. (Ñ)	12,400	774
Electronics for Imaging, Inc. (Æ)(Ñ)	39,410	568
EMS Technologies, Inc. (Æ)	26	1
Emulex Corp. (Æ)(Ñ)	39,073	511
Extreme Networks (Æ)(Ñ)	111,500	338

22	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

F5 Networks, Inc. (Æ)(Ñ)	88,432	2,001
First Solar, Inc. (Æ)(Ñ)	11,950	3,489
Flextronics International, Ltd. (Æ)	212,810	2,211
Flir Systems, Inc. (Æ)(Ñ)	109,980	3,776
Foundry Networks, Inc. (Æ)(Ñ)	36,544	465
Gartner, Inc. (Æ)(Ñ)	5,308	122
GeoEye, Inc. (Æ)(Ñ)	93,460	2,152
Gerber Scientific, Inc. (Æ)	14,400	134
Harris Corp. (Ñ)	40,162	2,170
Hittite Microwave Corp. (Æ)(Ñ)	36,458	1,447
II-VI, Inc. (Æ)(Ñ)	5,597	208
Imation Corp.	90,100	2,112
Informatica Corp. (Æ)	124,860	1,993
Ingram Micro, Inc. Class A (Æ)	121,300	2,063
Integrated Device Technology, Inc. (Æ)	86,268	922
Integrated Silicon Solution, Inc. (Æ)	2,900	17
Intermec, Inc. (Æ)(Ñ)	66,231	1,399
International Rectifier Corp. (Æ)(Ñ)	71,260	1,622
Interwoven, Inc. (Æ)	91,000	1,025
Intuit, Inc. (Æ)	74,355	2,005
ION Geophysical Corp. (Æ)(Ñ)	51,045	813
JDA Software Group, Inc. (Æ)(Ñ)	19,900	376
Lawson Software, Inc. (Æ)	13,686	109
Lionbridge Technologies, Inc. (Æ)(Ñ)	7,700	23
Mantech International Corp. Class A (Æ)	29,700	1,419
Marvell Technology Group, Ltd. (Æ)	272,635	3,531
MEMC Electronic Materials, Inc. (Æ)	29,770	1,875
Mercury Computer Systems, Inc. (Æ)(Ñ)	6,400	51
Methode Electronics, Inc.	54,551	591
Micrel, Inc.	213,800	2,100
Micros Systems, Inc. (Æ)(Ñ)	352,259	12,558
Microsemi Corp. (Æ)(Ñ)	131,200	3,214
MicroStrategy, Inc. Class A (Æ)	8,782	779
Monolithic Power Systems, Inc. (Æ)(Ñ)	112,700	2,581
NAM TAI Electronics, Inc.	153,400	1,582
NCR Corp. (Æ)	223,754	5,511
Netlogic Microsystems, Inc. (Æ)(Ñ)	87,450	2,868
Netscout Systems, Inc. (Æ)	30,932	309
Nice Systems, Ltd. - ADR (Æ)	229,516	7,308
Novatel Wireless, Inc. (Æ)(Ñ)	833	7
ON Semiconductor Corp. (Æ)(Ñ)	35,468	265
Oplink Communications, Inc. (Æ)(Ñ)	4,900	47
OSI Systems, Inc. (Æ)(Ñ)	87,806	2,147
Park Electrochemical Corp.	500	14
PerkinElmer, Inc.	205,425	5,456
Plexus Corp. (Æ)	15,100	364

	Principal Amount ($) or Shares	Market Value $
Power Integrations, Inc. (Æ)	76,075	2,371
Rimage Corp. (Æ)	8,294	148
SAIC, Inc. (Æ)(Ñ)	103,600	1,968
SanDisk Corp. (Æ)	90,321	2,447
Sanmina-SCI Corp. (Æ)	650,600	1,008
Satyam Computer Services, Ltd. - ADR (Ñ)	92,870	2,385
Scansource, Inc. (Æ)(Ñ)	28,438	710
Seagate Technology (Ñ)	85,082	1,606
Secure Computing Corp. (Æ)(Ñ)	67,210	445
Silicon Image, Inc. (Æ)(Ñ)	1,300	8
Skyworks Solutions, Inc. (Æ)(Ñ)	140,700	1,223
Solera Holdings, Inc. (Æ)	22,300	576
SonicWALL, Inc. (Æ)	86,400	664
SPSS, Inc. (Æ)	3,400	144
SRA International, Inc. Class A (Æ)(Ñ)	18,747	492
Standard Microsystems Corp. (Æ)(Ñ)	9,165	272
STEC, Inc. (Æ)(Ñ)	16,598	152
Sunpower Corp. Class A (Æ)(Ñ)	7,150	624
Switch & Data Facilities Co., Inc. (Æ)(Ñ)	21,600	327
Sybase, Inc. (Æ)	39,335	1,157
SYKES Enterprises, Inc. (Æ)	900	15
Synaptics, Inc. (Æ)(Ñ)	20,147	684
Syniverse Holdings, Inc. (Æ)	235,238	3,696
Taleo Corp. Class A (Æ)(Ñ)	27,765	541
Tekelec (Æ)(Ñ)	19,877	293
Tessera Technologies, Inc. (Æ)(Ñ)	40,188	813
Tier Technologies, Inc. Class B (Æ)	296,450	2,300
Trimble Navigation, Ltd. (Æ)(Ñ)	100,477	3,295
TriQuint Semiconductor, Inc. (Æ)(Ñ)	318,755	2,101
TTM Technologies, Inc. (Æ)(Ñ)	10,547	140
Tyler Technologies, Inc. (Æ)(Ñ)	26,824	388
Unisys Corp. (Æ)	217,269	904
Verint Systems, Inc. (Æ)	61,933	1,236
Viasat, Inc. (Æ)	16,425	363
Vignette Corp. (Æ)(Ñ)	25,501	295
Vishay Intertechnology, Inc. (Æ)	330,500	3,123
Vocus, Inc. (Æ)	129,270	3,592
Western Digital Corp. (Æ)(Ñ)	139,400	4,041
White Electronic Designs Corp. (Æ)	436,277	1,994
Xilinx, Inc. (Ñ)	65,900	1,632
Zoran Corp. (Æ)	65,683	864

		191,246

Utilities - 3.7%
Alaska Communications Systems Group, Inc. (Ñ)	44,704	500

Special Growth Fund	23

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Allete, Inc. (Ñ)	25,000	1,044
Alliant Energy Corp.	56,600	2,132
Atlantic Tele-Network, Inc. (Ñ)	10,500	327
Atmos Energy Corp. (Ñ)	110,581	3,061
Avista Corp.	133,020	2,731
Black Hills Corp. (Ñ)	18,747	731
California Water Service Group	14,700	569
CenturyTel, Inc. (Ñ)	98,500	3,196
Cincinnati Bell, Inc. (Æ)(Ñ)	173,952	807
Citizens Communications Co. (Ñ)	134,500	1,442
Clearwire Corp. Class A (Æ)(Ñ)	160,261	2,427
Cleco Corp. (Ñ)	182,422	4,380
El Paso Electric Co. (Æ)	27,442	620
El Paso Pipeline Partners, LP (Ñ)	71,000	1,654
Empire District Electric Co. (The)	34,700	723
Energen Corp.	25,940	1,770
Idacorp, Inc. (Ñ)	137,370	4,456
iPCS, Inc.	15,162	461
MDU Resources Group, Inc.	59,200	1,709
MGE Energy, Inc.	1,900	66
New Jersey Resources Corp. (Ñ)	37,749	1,202
NTELOS Holdings Corp. (Ñ)	27,947	723
Oneok, Inc. (Ñ)	23,500	1,131
Pepco Holdings, Inc. (Ñ)	36,100	899
Portland General Electric Co.	45,000	1,080
Premiere Global Services, Inc. (Æ)	79,791	1,159
RCN Corp. (Æ)(Ñ)	15,472	177
Southwest Gas Corp.	212,439	6,133
Southwest Water Co. (Ñ)	18,500	206
Suburban Propane Partners, LP (Ñ)	13,800	564
Telephone & Data Systems, Inc.	12,300	471
UGI Corp.	117,500	3,055
UIL Holdings Corp.	18,100	567
USA Mobility, Inc. (Æ)(Ñ)	25,304	181

		52,354

Total Common Stocks
(cost $1,230,570)		1,301,862

Short-Term Investments - 8.8%
Russell Investment Company Money Market Fund	117,661,444	117,661
United States Treasury Bills (ç)(ž)(§)
0.560% due 06/19/08	6,500	6,495
1.330% due 06/19/08	1,000	998

Total Short-Term Investments
(cost $125,154)		125,154

	Principal Amount ($) or Shares	Market Value $

Other Securities - 39.5%
Russell Investment Company Money Market Fund (×)	122,610,952	122,611
State Street Securities Lending Quality Trust (×)	441,272,207	441,272

Total Other Securities
(cost $563,883)		563,883

Total Investments - 139.4%
(identified cost $1,919,607)		1,990,899

Other Assets and Liabilities, Net - (39.4%)		(562,607)

Net Assets - 100.0%		1,428,292

See accompanying notes which are an integral part of the financial statements.

24	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME) expiration date 06/08 (1,670)	USD	119,823	6,803

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			6,803

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	4.0
Consumer Discretionary	15.7
Consumer Staples	1.6
Financial Services	14.5
Health Care	10.4
Integrated Oils	—	*
Materials and Processing	9.5
Miscellaneous	0.6
Other Energy	9.6
Producer Durables	8.1
Technology	13.4
Utilities	3.7
Short-Term Investments	8.8
Other Securities	39.5

Total Investments	139.4
Other Assets and Liabilities, Net	(39.4)

	100.0

Futures Contracts	0.5

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Special Growth Fund	25

Russell Investment Company

Quantitative Equity Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$885.00	$1,017.70
Expenses Paid During Period*	$6.75	$7.22

*	Expenses are equal to the Fund’s annualized expense ratio of 1.44% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$881.70	$1,013.97
Expenses Paid During Period*	$10.25	$10.97

*	Expenses are equal to the Fund’s annualized expense ratio of 2.19% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$884.70	$1,017.70
Expenses Paid During Period*	$6.75	$7.22

*	Expenses are equal to the Fund’s annualized expense ratio of 1.44% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

26	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$886.00	$1,018.95
Expenses Paid During Period*	$5.58	$5.97

*	Expenses are equal to the Fund’s annualized expense ratio of 1.19% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Quantitative Equity Fund	27

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 106.0%
Auto and Transportation - 1.8%
Alexander & Baldwin, Inc. (Ñ)	26,900	1,351
Autoliv, Inc. (Ñ)	49,100	3,007
Burlington Northern Santa Fe Corp.	45,200	4,635
CH Robinson Worldwide, Inc.	5,100	320
Continental Airlines, Inc. Class A (Æ)	91,700	1,649
CSX Corp. (Ú)	218,200	13,736
FedEx Corp. (Ú)	80,700	7,737
Forward Air Corp.	5,100	174
Frontline, Ltd. (Ñ)	47,200	2,646
Genuine Parts Co.	52,600	2,233
JB Hunt Transport Services, Inc. (Ñ)	136,470	4,636
Kirby Corp. (Æ)	51,300	2,813
Landstar System, Inc.	19,600	1,018
Lear Corp. (Æ)	29,500	843
Norfolk Southern Corp. (Ú)	196,300	11,695
Overseas Shipholding Group, Inc. (Ñ)	20,369	1,533
Southwest Airlines Co.	35,200	466
TRW Automotive Holdings Corp. (Æ)	61,900	1,582
UAL Corp. (Ñ)	64,000	954
Union Pacific Corp. (Ú)	55,500	8,058
United Parcel Service, Inc. Class B	21,200	1,535
US Airways Group, Inc. (Æ)	148,900	1,279
UTI Worldwide, Inc.	36,600	804
WABCO Holdings, Inc.	6,000	287
Werner Enterprises, Inc. (Ñ)	47,200	918

		75,909

Consumer Discretionary - 15.8%
Accenture, Ltd. Class A (Ñ)(Ú)	1,000,410	37,565
Activision, Inc. (Æ)	51,500	1,393
Aeropostale, Inc. (Æ)(Ñ)	23,200	738
Alberto-Culver Co. Class B	6,400	161
Allied Waste Industries, Inc. (Æ)	261,600	3,233
Amazon.com, Inc. (Æ)(Ñ)	56,500	4,443
American Greetings Corp. Class A (Ñ)	127,120	2,275
Apollo Group, Inc. Class A (Æ)	131,600	6,698
AutoNation, Inc. (Æ)(Ñ)	389,939	6,243
Avon Products, Inc.	206,800	8,069
Best Buy Co., Inc. (Ñ)(Ú)	1,050,200	45,180
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	125,700	4,792
Brinker International, Inc.	70,200	1,593
Burger King Holdings, Inc.	26,100	728
CBS Corp. Class B	643,709	14,850
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	2,050	201
Choice Hotels International, Inc.	1,600	55

	Principal Amount ($) or Shares	Market Value $
Coach, Inc. (Æ)	339,200	12,065
Columbia Sportswear Co.	19,600	822
Convergys Corp. (Æ)	112,700	1,772
Costco Wholesale Corp. (Ú)	292,500	20,841
Darden Restaurants, Inc.	100,200	3,565
DeVry, Inc. (Ñ)	15,800	901
DIRECTV Group, Inc. (The) (Æ)(Ñ)(Ú)	619,000	15,252
DISH Network Corp. Class A (Æ)	80,900	2,414
Dolby Laboratories, Inc. Class A (Æ)	31,200	1,253
Earthlink, Inc. (Æ)	6,400	58
eBay, Inc. (Æ)(Ú)	542,000	16,959
Electronic Arts, Inc. Series C (Æ)	3,600	185
Estee Lauder Cos., Inc. (The) Class A (Ñ)	86,600	3,950
Family Dollar Stores, Inc.	47,100	1,008
Foot Locker, Inc.	125,400	1,586
GameStop Corp. Class A (Æ)(Ñ)	712,500	39,216
Gap, Inc. (The) (Ú)	484,100	9,014
Gemstar-TV Guide International, Inc. (Æ)	1,159	5
Google, Inc. Class A (Æ)(Ú)	40,300	23,144
Hanesbrands, Inc. (Æ)	32,950	1,154
Harte-Hanks, Inc.	30,600	418
Hasbro, Inc.	181,300	6,447
Hewitt Associates, Inc. Class A (Æ)	62,600	2,567
IAC/InterActiveCorp (Æ)	60,100	1,251
Jack in the Box, Inc. (Æ)	22,400	599
Liberty Global, Inc. Class A (Æ)(Ú)	128,900	4,562
Liberty Media Corp. - Capital Series A (Æ)	16,600	255
Macy’s, Inc. (Ú)	342,900	8,672
Manpower, Inc. (Ñ)	559,309	37,546
Marriott International, Inc. Class A	175,100	6,006
Mattel, Inc.	181,500	3,403
McDonald’s Corp. (Ú)	603,331	35,946
McGraw-Hill Cos., Inc. (The)	149,100	6,112
Meredith Corp.	24,400	791
News Corp. Class A	357,600	6,401
Nike, Inc. Class B (Ú)	725,200	48,443
Office Depot, Inc. (Æ)	264,500	3,354
OfficeMax, Inc.	18,600	340
Omnicom Group, Inc.	150,100	7,166
Penske Auto Group, Inc.	30,600	640
Pool Corp.	4,300	94
RR Donnelley & Sons Co. (Ú)	178,500	5,469
Scholastic Corp. (Æ)	7,500	211
Sears Holdings Corp. (Æ)	15,300	1,509
Tech Data Corp. (Æ)	59,700	2,007
Tiffany & Co. (Ñ)	123,100	5,360

28	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Time Warner, Inc. (Ú)	4,242,070	62,995
TJX Cos., Inc.	284,800	9,176
VeriSign, Inc. (Æ)(Ñ)	46,600	1,680
VF Corp.	35,800	2,663
Viacom, Inc. Class B (Æ)(Ú)	294,300	11,313
Wal-Mart Stores, Inc. (Ú)	521,200	30,219
Walt Disney Co. (The) (Ú)	1,650,130	53,514
Wendy’s International, Inc.	59,300	1,720
WESCO International, Inc. (Æ)	19,700	733
Wolverine World Wide, Inc.	38,200	1,098
Yahoo!, Inc. (Æ)	55,200	1,513
Yum! Brands, Inc. (Ú)	320,300	13,030

		678,604

Consumer Staples - 7.1%
Altria Group, Inc.	254,600	5,092
Anheuser-Busch Cos., Inc.	268,500	13,210
Brown-Forman Corp. - ADR Class B	1,300	88
Church & Dwight Co., Inc.	6,400	364
Coca-Cola Co. (The)	47,540	2,799
Coca-Cola Enterprises, Inc.	207,400	4,666
Colgate-Palmolive Co. (Ú)	143,100	10,117
ConAgra Foods, Inc. (Ú)	340,300	8,017
Constellation Brands, Inc. Class A (Æ)(Ú)	113,300	2,080
General Mills, Inc. (Ú)	176,400	10,655
Hansen Natural Corp. (Ñ)	21,200	750
Herbalife, Ltd. (Ñ)	88,000	3,853
Hormel Foods Corp.	29,000	1,143
Kroger Co. (The) (Ú)	1,619,779	44,139
Loews Corp. - Carolina Group (Ú)	58,700	3,855
McCormick & Co., Inc.	27,200	1,028
Pepsi Bottling Group, Inc. (Ú)	371,064	12,509
PepsiAmericas, Inc.	21,900	563
PepsiCo, Inc. (Ú)	502,500	34,436
Philip Morris International, Inc. (Æ)	258,800	13,207
Procter & Gamble Co. (Ú)	773,495	51,863
Ruddick Corp. (Ñ)	4,900	190
Safeway, Inc.	828,600	26,184
SUPERVALU, Inc.	214,100	7,087
SYSCO Corp. (Ú)	830,400	25,385
Tyson Foods, Inc. Class A	479,980	8,544
Universal Corp. (Ñ)	13,000	834
UST, Inc. (Ñ)	89,920	4,682
Walgreen Co. (Ú)	174,500	6,081

		303,421

	Principal Amount ($) or Shares	Market Value $
Financial Services - 19.0%
ACE, Ltd. (Ú)	158,700	9,568
Advent Software, Inc. (Æ)(Ñ)	28,800	1,148
Aflac, Inc.	137,400	9,160
Allied World Assurance Co. Holdings, Ltd.	5,900	243
Allstate Corp. (The) (Ú)	295,800	14,897
AMB Property Corp. (ö)(Ú)	93,000	5,371
American Express Co.	327,400	15,722
American Financial Group, Inc.	97,900	2,684
Ameriprise Financial, Inc. (Ñ)(Ú)	700,840	33,283
Arch Capital Group, Ltd. (Æ)	56,100	3,964
Arthur J Gallagher & Co.	45,100	1,108
Assurant, Inc. (Ú)	97,300	6,325
Automatic Data Processing, Inc. (Ú)	500,900	22,140
AvalonBay Communities, Inc. (ö)(Ñ)	56,850	5,671
Axis Capital Holdings, Ltd.	341,200	11,570
Bank of America Corp. (Ú)	1,349,922	50,676
Bank of New York Mellon Corp. (The) (Ú)	391,804	17,055
BB&T Corp.	84,000	2,880
BlackRock, Inc. (Ñ)(Ú)	47,630	9,611
Brandywine Realty Trust (ö)	97,900	1,708
Broadridge Financial Solutions, Inc.	51,200	953
Camden Property Trust (ö)	18,600	984
Capital One Financial Corp. (Ñ)	51,800	2,745
Cash America International, Inc.	52,200	2,129
CBL & Associates Properties, Inc. (ö)	24,700	605
Charles Schwab Corp. (The) (Ú)	663,300	14,327
Chubb Corp. (Ú)	683,100	36,184
Cigna Corp. (Ú)	431,000	18,408
Cincinnati Financial Corp.	176,527	6,337
Citigroup, Inc.	247,600	6,257
City National Corp.	31,800	1,543
CNA Financial Corp. (Ñ)	124,400	3,335
Comerica, Inc.	134,900	4,685
Conseco, Inc. (Æ)	77,600	904
Cullen/Frost Bankers, Inc.	1,600	89
Discover Financial Services	353,000	6,428
Duke Realty Corp. (ö)	207,100	5,057
Dun & Bradstreet Corp.	39,700	3,347
Eaton Vance Corp. (Ñ)	45,300	1,658
Endurance Specialty Holdings, Ltd. (Ñ)	145,900	5,417
Equity Residential (ö)	115,800	4,808
Everest Re Group, Ltd.	12,400	1,120
Federal Realty Investment Trust (ö)(Ñ)	39,700	3,261
Federated Investors, Inc. Class B	35,900	1,202

Quantitative Equity Fund	29

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fifth Third Bancorp	757,400	16,231
Franklin Resources, Inc. (Ú)	178,200	16,956
GFI Group, Inc.	5,300	62
Global Payments, Inc.	2,200	97
Goldman Sachs Group, Inc. (The) (Ú)	96,900	18,544
Hanover Insurance Group, Inc. (The)	30,100	1,351
Hartford Financial Services Group, Inc. (Ú)	157,900	11,254
HCC Insurance Holdings, Inc.	157,300	3,882
Hospitality Properties Trust (ö)	253,405	8,142
HRPT Properties Trust (ö)	188,800	1,308
Hudson City Bancorp, Inc. (Ñ)(Ú)	711,900	13,619
Huntington Bancshares, Inc.	7,600	71
IntercontinentalExchange, Inc. (Æ)	30,600	4,748
Invesco, Ltd.	7,400	190
Investment Technology Group, Inc. (Æ)	29,900	1,443
Janus Capital Group, Inc. (Ñ)	58,900	1,653
Jones Lang LaSalle, Inc. (Ñ)	85,600	6,643
JPMorgan Chase & Co. (Ú)	985,180	46,944
LaSalle Hotel Properties (ö)	41,800	1,341
Legg Mason, Inc.	35,000	2,110
Lincoln National Corp.	92,100	4,951
Loews Corp.	166,900	7,028
Macerich Co. (The) (ö)	37,200	2,720
Mack-Cali Realty Corp. (ö)	58,100	2,267
Mastercard, Inc. Class A (Ñ)	9,700	2,698
MetLife, Inc. (Ú)	380,400	23,147
Morgan Stanley (Ú)	232,600	11,304
Nasdaq OMX Group (The) (Æ)	112,800	4,112
National City Corp.	430,600	2,713
Nationwide Financial Services	23,900	1,198
Northern Trust Corp.	160,600	11,902
Odyssey Re Holdings Corp.	14,700	526
Omega Healthcare Investors, Inc. (ö)	13,700	240
Pennsylvania Real Estate Investment Trust (ö)	31,200	786
Phoenix Cos., Inc. (The)	54,800	712
Plum Creek Timber Co., Inc. (ö)(Ñ)	2,200	90
Principal Financial Group, Inc.	64,500	3,461
Prologis (ö)	792,841	49,640
Protective Life Corp.	29,500	1,257
Prudential Financial, Inc. (Ú)	246,200	18,640
Rayonier, Inc. (ö)	2,100	88
Regency Centers Corp. (ö)	17,600	1,260
Regions Financial Corp. (Ñ)	350,060	7,673
RenaissanceRe Holdings, Ltd.	56,000	2,881
Ryder System, Inc.	3,800	260

	Principal Amount ($) or Shares	Market Value $
Safeco Corp.	127,500	8,509
SEI Investments Co.	114,300	2,660
StanCorp Financial Group, Inc.	16,700	856
State Street Corp. (Ú)	125,500	9,054
Sunstone Hotel Investors, Inc. (ö)	39,300	734
SunTrust Banks, Inc.	137,000	7,638
Synovus Financial Corp. (Ñ)	7,800	92
T Rowe Price Group, Inc.	153,700	9,001
TD Ameritrade Holding Corp. (Æ)(Ú)	506,300	9,164
Travelers Cos., Inc. (The) (Ú)	830,595	41,862
UnionBanCal Corp.	5,100	268
US Bancorp	445,800	15,108
Ventas, Inc. (ö)	49,200	2,389
Wachovia Corp. (Ñ)(Ú)	136,600	3,982
Waddell & Reed Financial, Inc. Class A	21,200	718
Webster Financial Corp.	13,000	339
Wells Fargo & Co. (Ú)	334,450	9,950
Western Union Co. (The)	323,200	7,434
WR Berkley Corp.	95,675	2,458
XL Capital, Ltd. Class A	337,400	11,772

		818,698

Health Care - 12.4%
Abbott Laboratories	25,800	1,361
Aetna, Inc. (Ú)	385,200	16,795
AMERIGROUP Corp. Class A (Æ)	72,200	1,877
AmerisourceBergen Corp. Class A (Ú)	862,412	34,971
Amgen, Inc. (Æ)(Ú)	398,420	16,682
Baxter International, Inc. (Ú)	187,600	11,691
Beckman Coulter, Inc.	35,700	2,438
Becton Dickinson & Co. (Ú)	69,800	6,240
Biogen Idec, Inc. (Æ)	386,400	23,451
Boston Scientific Corp. (Æ)(Ú)	840,500	11,204
Bristol-Myers Squibb Co. (Ú)	594,500	13,061
Cardinal Health, Inc. (Ú)	312,800	16,288
Celgene Corp. (Æ)	114,600	7,121
Covidien, Ltd.	31,100	1,452
CVS Caremark Corp.	48,400	1,954
Eli Lilly & Co. (Ú)	284,700	13,705
Endo Pharmaceuticals Holdings, Inc. (Æ)	40,400	1,003
Express Scripts, Inc. Class A (Æ)(Ú)	606,800	42,488
Forest Laboratories, Inc. (Æ)(Ú)	302,500	10,500
Gen-Probe, Inc. (Æ)	1,800	101
Genentech, Inc. (Æ)	42,500	2,899
Genzyme Corp. (Æ)(Ú)	47,600	3,349
Gilead Sciences, Inc. (Æ)(Ú)	178,400	9,234

30	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Net, Inc. (Æ)	197,900	5,797
Hill-Rom Holdings, Inc. (Ñ)	3,600	91
HLTH Corp. (Æ)(Ñ)	194,300	2,161
Humana, Inc. (Æ)	246,600	11,785
Intuitive Surgical, Inc. (Æ)	13,650	3,948
Invitrogen Corp. (Æ)	72,100	6,746
Johnson & Johnson (Ú)	405,350	27,195
Kindred Healthcare, Inc. (Æ)	4,600	109
Kinetic Concepts, Inc. (Æ)	99,300	3,938
King Pharmaceuticals, Inc. (Æ)	350,300	3,289
Lincare Holdings, Inc. (Æ)	102,900	2,505
McKesson Corp. (Ú)	284,600	14,833
Medco Health Solutions, Inc. (Æ)(Ú)	1,000,280	49,554
Medtronic, Inc. (Ñ)	355,800	17,320
Merck & Co., Inc. (Ú)	372,360	14,165
Pfizer, Inc. (Ú)	4,296,380	86,400
Schering-Plough Corp.	235,700	4,339
Stryker Corp.	55,900	3,624
Thermo Fisher Scientific, Inc. (Æ)	26,400	1,528
UnitedHealth Group, Inc. (Ú)	315,600	10,298
Warner Chilcott, Ltd. (Æ)(Ñ)	5,300	91
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	107,700	3,343
WellCare Health Plans, Inc. (Æ)	67,000	2,933
WellPoint, Inc. (Æ)(Ú)	124,000	6,169
Wyeth	61,800	2,748

		534,774

Integrated Oils - 7.3%
Chevron Corp. (Ú)	550,410	52,922
ConocoPhillips (Ú)	629,500	54,232
Exxon Mobil Corp. (Ú)	1,598,818	148,802
Hess Corp. (Ú)	106,900	11,353
Marathon Oil Corp. (Ú)	365,200	16,642
Murphy Oil Corp. (Ú)	127,300	11,500
Occidental Petroleum Corp. (Ú)	240,600	20,020

		315,471

Materials and Processing - 6.6%
Airgas, Inc. (Ú)	54,700	2,633
AK Steel Holding Corp. (Ú)	51,800	3,252
Alcoa, Inc. (Ú)	305,400	10,622
Archer-Daniels-Midland Co.	115,800	5,102
Ashland, Inc.	143,100	7,587
Avery Dennison Corp.	29,400	1,417
Bunge, Ltd.	24,700	2,818
Carpenter Technology Corp.	37,100	1,902
Celanese Corp. Class A	104,750	4,688

	Principal Amount ($) or Shares	Market Value $
CF Industries Holdings, Inc.	37,400	5,000
Commercial Metals Co.	121,000	3,768
Crown Holdings, Inc. (Æ)	165,400	4,439
Cytec Industries, Inc.	1,500	88
Domtar Corp. (Æ)	166,800	996
Dow Chemical Co. (The) (Ú)	315,800	12,679
Eastman Chemical Co.	45,900	3,374
EI Du Pont de Nemours & Co.	163,700	8,007
EMCOR Group, Inc. (Æ)	117,100	2,934
Energizer Holdings, Inc. (Æ)	53,970	4,267
Fluor Corp.	85,850	13,124
FMC Corp.	6,000	377
Freeport-McMoRan Copper & Gold, Inc. Class B	89,900	10,226
Granite Construction, Inc.	58,400	2,003
Harsco Corp.	67,000	3,975
International Paper Co.	293,400	7,678
Jacobs Engineering Group, Inc. (Æ)	107,900	9,315
KBR, Inc.	225,300	6,498
Lubrizol Corp.	7,500	437
McDermott International, Inc. (Æ)	223,700	11,986
Minerals Technologies, Inc. (Ñ)	11,900	806
Monsanto Co. (Ú)	177,350	20,221
Mosaic Co. (The) (Æ)	139,000	17,029
Newmont Mining Corp. (Ú)	132,800	5,871
Nucor Corp. (Ú)	296,200	22,363
Olin Corp.	77,600	1,565
Owens-Illinois, Inc. (Æ)	187,200	10,324
Perini Corp. (Æ)	11,900	431
PPG Industries, Inc.	70,500	4,327
Precision Castparts Corp.	81,600	9,593
Reliance Steel & Aluminum Co.	18,000	1,094
Rohm & Haas Co.	105,700	5,650
RPM International, Inc.	4,100	91
Scotts Miracle-Gro Co. (The) Class A (Ñ)	17,000	563
Shaw Group, Inc. (The) (Æ)	1,700	84
Sherwin-Williams Co. (The) (Ñ)(Ú)	173,700	9,609
Sonoco Products Co.	57,200	1,885
Southern Copper Corp. (Ñ)(Ú)	90,350	10,369
Terra Industries, Inc. (Æ)	117,800	4,460
Timken Co.	52,300	1,891
URS Corp. (Æ)	104,000	4,195
Valspar Corp. (Ñ)	43,800	963
Worthington Industries, Inc. (Ñ)	68,800	1,239

		285,815

Quantitative Equity Fund	31

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Miscellaneous - 2.8%
3M Co. (Ú)	196,500	15,111
Berkshire Hathaway, Inc. Class A (Æ)	8	1,071
Carlisle Cos., Inc. (Ñ)	56,100	1,620
Eaton Corp. (Ú)	92,000	8,081
Foster Wheeler, Ltd. (Æ)	223,200	14,216
General Electric Co. (Ú)	1,788,120	58,472
Honeywell International, Inc.	44,228	2,627
ITT Corp.	83,300	5,331
SPX Corp.	71,870	8,840
Tyco International, Ltd. (Ú)	87,500	4,094

		119,463

Other Energy - 6.8%
Anadarko Petroleum Corp. (Ú)	299,200	19,915
Apache Corp. (Ú)	386,600	52,067
Bill Barrett Corp. (Æ)(Ñ)	3,500	180
BJ Services Co.	247,600	7,000
Cabot Oil & Gas Corp.	16,000	912
Cameron International Corp. (Æ)	18,600	916
Chesapeake Energy Corp. (Ñ)(Ú)	101,100	5,227
Cimarex Energy Co. (Ñ)	17,100	1,065
Complete Production Services, Inc.	5,900	159
Denbury Resources, Inc. (Æ)	2,800	86
Devon Energy Corp. (Ú)	133,540	15,143
Dresser-Rand Group, Inc. (Æ)	11,100	406
Dynegy, Inc. Class A (Æ)	4,230	36
Exterran Holdings, Inc. (Æ)	11,000	735
FMC Technologies, Inc. (Æ)	151,700	10,194
Frontier Oil Corp.	106,900	2,656
Global Industries, Ltd. (Æ)	323,807	5,168
Halliburton Co. (Ú)	523,000	24,011
Helix Energy Solutions Group, Inc. (Æ)	40,200	1,389
Holly Corp.	65,100	2,700
Massey Energy Co.	1,700	89
National Oilwell Varco, Inc. (Æ)	598,400	40,961
Newfield Exploration Co. (Æ)	65,100	3,955
Noble Energy, Inc.	34,300	2,984
NRG Energy, Inc. (Æ)	132,400	5,819
Oceaneering International, Inc. (Æ)	6,800	454
Patterson-UTI Energy, Inc.	47,000	1,313
Pioneer Natural Resources Co. (Ñ)	56,200	3,244
Reliant Energy, Inc. (Æ)	594,900	15,313
SEACOR Holdings, Inc. (Æ)(Ñ)	24,050	2,047
St. Mary Land & Exploration Co.	30,500	1,333
Sunoco, Inc. (Ú)	184,100	8,544
Superior Energy Services (Æ)	63,600	2,823

	Principal Amount ($) or Shares	Market Value $
Tesoro Corp.	67,700	1,702
Transocean, Inc. (Æ)	30,800	4,542
Ultra Petroleum Corp. (Æ)	3,100	258
Unit Corp. (Æ)	42,400	2,693
Valero Energy Corp. (Ú)	551,900	26,960
W&T Offshore, Inc. (Ñ)	43,500	1,779
Williams Cos., Inc.	455,100	16,156

		292,934

Producer Durables - 7.2%
AGCO Corp. (Æ)(Ñ)(Ú)	171,060	10,286
Agilent Technologies, Inc. (Æ)	57,689	1,743
American Tower Corp. Class A (Æ)	87,300	3,791
Boeing Co. (Ú)	769,400	65,291
Caterpillar, Inc. (Ú)	116,100	9,506
Crane Co.	6,900	282
Cummins, Inc. (Ú)	239,500	15,005
Donaldson Co., Inc.	31,500	1,371
DR Horton, Inc.	183,500	2,842
Emerson Electric Co.	54,700	2,859
Flowserve Corp.	48,701	6,043
Gardner Denver, Inc. (Æ)	45,400	2,109
Graco, Inc.	33,302	1,379
Herman Miller, Inc. (Ñ)	12,800	299
HNI Corp. (Ñ)	36,000	784
Hubbell, Inc. Class B	33,100	1,481
Ingersoll-Rand Co., Ltd. Class A (Ñ)	396,000	17,574
Joy Global, Inc.	24,800	1,841
KLA-Tencor Corp. (Ú)	81,800	3,573
Lam Research Corp. (Æ)	2,100	86
Lexmark International, Inc. Class A (Æ)	51,000	1,601
Lincoln Electric Holdings, Inc.	3,100	237
Lockheed Martin Corp. (Ú)	414,160	43,917
Manitowoc Co., Inc. (The)	58,400	2,209
Mettler Toledo International, Inc. (Æ)	14,300	1,362
Molex, Inc.	85,200	2,418
Northrop Grumman Corp. (Ú)	755,175	55,558
Parker Hannifin Corp. (Ú)	142,100	11,347
Raytheon Co. (Ú)	220,900	14,131
Steelcase, Inc. Class A	69,902	774
Teradyne, Inc. (Æ)	191,700	2,548
Thomas & Betts Corp. (Æ)	27,200	1,019
United Technologies Corp. (Ú)	151,100	10,950
WW Grainger, Inc. (Ñ)	51,400	4,457
Xerox Corp.	776,500	10,848

		311,521

32	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 13.1%
ADC Telecommunications, Inc. (Æ)	71,300	1,000
Adobe Systems, Inc. (Æ)(Ú)	285,100	10,631
Adtran, Inc.	3,900	92
Amdocs, Ltd. (Æ)	5,800	182
Analog Devices, Inc.	213,900	6,890
Apple, Inc. (Æ)	230,750	40,139
Applera Corp. - Applied Biosystems Group	101,489	3,239
Arrow Electronics, Inc. (Æ)	86,600	2,356
Autodesk, Inc. (Æ)(Ú)	181,200	6,886
Avnet, Inc. (Æ)	487,590	12,770
BMC Software, Inc. (Æ)	17,700	615
Broadcom Corp. Class A (Æ)	173,800	4,512
CA, Inc.	36,700	813
CACI International, Inc. Class A (Æ)	18,900	947
Cisco Systems, Inc. (Æ)(Ú)	362,170	9,286
Cognizant Technology Solutions Corp. Class A (Æ)	50,600	1,632
Computer Sciences Corp. (Æ)(Ñ)	240,529	10,485
Corning, Inc. (Ú)	289,200	7,725
Dell, Inc. (Æ)	198,800	3,704
Electronic Data Systems Corp.	405,300	7,522
EMC Corp./Massachusetts (Æ)	251,300	3,870
First Solar, Inc. (Æ)(Ñ)	13,300	3,883
Garmin, Ltd. (Ñ)	75,450	3,086
General Dynamics Corp.	16,000	1,447
Harris Corp.	137,200	7,413
Hewlett-Packard Co. (Ú)	677,140	31,385
Ingram Micro, Inc. Class A (Æ)	61,900	1,053
Intel Corp.	131,190	2,920
International Business Machines Corp. (Ú)	276,700	33,398
Jabil Circuit, Inc.	347,500	3,781
Juniper Networks, Inc. (Æ)(Ú)	755,100	20,856
L-3 Communications Holdings, Inc. (Ú)	77,300	8,615
LSI Corp. (Æ)	14,900	92
Mantech International Corp. Class A (Æ)	7,800	373
McAfee, Inc. (Æ)	80,400	2,673
MEMC Electronic Materials, Inc. (Æ)	27,000	1,700
Microsoft Corp. (Ú)	2,799,340	79,837
Motorola, Inc. (Ú)	911,300	9,077
National Instruments Corp.	29,600	871
National Semiconductor Corp.	25,400	518
Novell, Inc. (Æ)	152,100	955
Nvidia Corp.	440,250	9,047

	Principal Amount ($) or Shares	Market Value $
Oracle Corp. (Æ)(Ú)	2,566,500	53,512
Perot Systems Corp. Class A (Æ)	8,400	131
QLogic Corp. (Æ)	22,200	354
Qualcomm, Inc.	392,600	16,956
Rockwell Automation, Inc.	124,500	6,752
SAIC, Inc. (Æ)	104,200	1,980
Salesforce.com, Inc. (Æ)	4,400	294
Sanmina-SCI Corp. (Æ)	640,500	993
Scansource, Inc. (Æ)	4,400	110
Seagate Technology (Ú)	808,600	15,258
Seagate Technology, Inc. (Æ)	67,668	—
Silicon Laboratories, Inc. (Æ)	46,500	1,570
Sun Microsystems, Inc. (Æ)	796,025	12,466
Sybase, Inc. (Æ)	3,100	91
Symantec Corp. (Æ)(Ú)	1,007,330	17,346
Synopsys, Inc. (Æ)	179,851	4,156
Tellabs, Inc. (Æ)	571,000	2,946
Teradata Corp. (Æ)	15,100	321
Texas Instruments, Inc. (Ñ)(Ú)	1,939,180	56,547
Tyco Electronics, Ltd.	99,700	3,730
Unisys Corp. (Æ)	325,100	1,352
Vishay Intertechnology, Inc. (Æ)	55,700	526
Western Digital Corp. (Æ)	264,500	7,668

		563,335

Utilities - 6.1%
AES Corp. (The) (Æ)(Ú)	208,500	3,619
American Electric Power Co., Inc. (Ú)	44,200	1,973
AT&T, Inc. (Ú)	1,078,099	41,733
Atmos Energy Corp.	19,900	551
Centerpoint Energy, Inc.	360,100	5,481
CenturyTel, Inc.	152,320	4,943
Comcast Corp. Class A	14,100	285
Constellation Energy Group, Inc.	171,100	14,484
Dominion Resources, Inc.	89,200	3,870
Duke Energy Corp.	1,001,240	18,333
Edison International (Ú)	216,841	11,313
Embarq Corp.	375,000	15,589
Energy East Corp.	3,800	87
Entergy Corp.	43,700	5,019
Exelon Corp.	1,100	94
FirstEnergy Corp. (Ú)	188,400	14,251
FPL Group, Inc.	1,400	93
Hawaiian Electric Industries, Inc.	3,700	91
Mirant Corp. (Æ)(Ñ)	294,600	12,111
OGE Energy Corp.	2,600	85
Oneok, Inc.	21,210	1,021
PG&E Corp.	85,400	3,416

Quantitative Equity Fund	33

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Pinnacle West Capital Corp.	90,300	3,065
Portland General Electric Co.	34,000	816
PPL Corp.	45,800	2,199
Public Service Enterprise Group, Inc. (Ú)	1,130,500	49,640
Sierra Pacific Resources	185,900	2,534
Southern Union Co.	22,600	579
Sprint Nextel Corp. (Ú)	2,393,170	19,121
TECO Energy, Inc. (Ñ)	6,000	96
Telephone & Data Systems, Inc.	34,500	1,321
UGI Corp.	40,800	1,061
US Cellular Corp. (Æ)	4,700	259
Vectren Corp. (Ñ)	3,300	93
Verizon Communications, Inc.	598,910	23,046

		262,272

Total Common Stocks
(cost $4,329,504)		4,562,217

Short-Term Investments - 5.0%
Russell Investment Company Money Market Fund	204,623,000	204,623
United States Treasury Bills (ç)(ž)(§) 0.558% due 06/19/08	9,500	9,493

Total Short-Term Investments
(cost $214,116)		214,116

Other Securities - 3.7%
Russell Investment Company Money Market Fund (×)	34,845,302	34,845
State Street Securities Lending Quality Trust (×)	125,406,931	125,407

Total Other Securities
(cost $160,252)		160,252

Total Investments - 114.7%
(identified cost $4,703,872)		4,936,585

Securities Sold Short - (11.1%)
Auto and Transportation - (0.3%)
AAR Corp. (Æ)	(50,400)	(1,179)
Expeditors International of Washington, Inc.	(192,800)	(8,983)
Gentex Corp.	(143,000)	(2,671)

		(12,833)

	Principal Amount ($) or Shares	Market Value $
Consumer Discretionary - (2.2%)
Allied Waste Industries, Inc. (Æ)	(69,700)	(861)
Amazon.Com, Inc. (Æ)	(50,800)	(3,994)
American Greetings Corp. Class A	(41,000)	(734)
Bed Bath & Beyond, Inc. (Æ)	(143,300)	(4,657)
Cheesecake Factory (The) (Æ)	(5,200)	(118)
Dick’s Sporting Goods, Inc. (Æ)	(91,300)	(2,611)
DynCorp International, Inc. Class A (Æ)	(37,200)	(668)
Electronic Arts, Inc. Series C (Æ)	(195,800)	(10,077)
Fastenal Co.	(16,600)	(810)
Geo Group, Inc. (The) (Æ)	(3,700)	(98)
International Flavors & Fragrances, Inc.	(53,400)	(2,436)
Kohl’s Corp. (Æ)	(62,700)	(3,063)
Lamar Advertising Co. Class A (Æ)	(79,100)	(3,128)
Las Vegas Sands Corp. (Æ)	(163,000)	(12,424)
Liberty Media Corp. - Capital Series A (Æ)	(36,518)	(561)
Live Nation, Inc. (Æ)	(88,300)	(1,218)
MGM Mirage (Æ)	(158,500)	(8,107)
Nordstrom, Inc.	(211,100)	(7,443)
Scientific Games Corp. Class A (Æ)	(113,600)	(3,199)
Service Corp. International	(321,800)	(3,575)
Target Corp.	(75,800)	(4,027)
Toro Co.	(34,800)	(1,475)
Urban Outfitters, Inc. (Æ)	(99,000)	(3,391)
VeriSign, Inc. (Æ)	(194,800)	(7,023)
Wynn Resorts, Ltd.	(78,000)	(8,217)

		(93,915)

Consumer Staples - (0.4%)
Brown-Forman Corp.	(113,600)	(7,727)
Hershey Co. (The)	(203,300)	(7,599)
Reynolds American, Inc.	(29,600)	(1,594)
Universal Corp.	(30,600)	(1,964)

		(18,884)

Financial Services - (1.7%)
Citigroup, Inc.	(323,700)	(8,180)
Federal National Mortgage Association	(284,200)	(8,043)
Fidelity National Financial, Inc. Class A	(175,600)	(2,808)
First American Corp.	(107,900)	(3,539)
Freddie Mac	(340,100)	(8,472)
Merrill Lynch & Co., Inc.	(189,000)	(9,417)
New York Community Bancorp, Inc.	(119,800)	(2,237)
Plum Creek Timber Co., Inc. (ö)	(58,700)	(2,397)

34	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

PMI Group, Inc. (The)	(273,900)	(1,542)
Raymond James Financial, Inc.	(194,700)	(5,602)
SLM Corp. (Æ)	(415,900)	(7,707)
Sotheby’s Class A	(27,000)	(748)
Washington Federal, Inc.	(65,100)	(1,550)
Washington Mutual, Inc.	(663,400)	(8,153)
Wright Express Corp. (Æ)	(29,726)	(981)

		(71,376)

Health Care - (1.6%)
Alexion Pharmaceuticals, Inc. (Æ)	(17,400)	(1,225)
Alpharma, Inc. Class A (Æ)	(17,100)	(421)
American Medical Systems Holdings, Inc. (Æ)	(27,300)	(385)
Amylin Pharmaceuticals, Inc. (Æ)	(82,900)	(2,286)
Auxilium Pharmaceuticals, Inc. (Æ)	(70,500)	(2,168)
BioMarin Pharmaceutical, Inc. (Æ)	(2,500)	(91)
Celgene Corp. (Æ)	(142,000)	(8,824)
Cephalon, Inc. (Æ)	(41,500)	(2,590)
Cepheid, Inc. (Æ)	(60,540)	(1,185)
Cerner Corp. (Æ)	(60,900)	(2,818)
Chattem, Inc. (Æ)	(3,600)	(252)
Cooper Cos., Inc. (The)	(126,200)	(4,417)
Human Genome Sciences, Inc. (Æ)	(184,000)	(1,205)
Humana, Inc. (Æ)	(122,900)	(5,873)
ImClone Systems, Inc. (Æ)	(36,300)	(1,693)
Incyte Corp. (Æ)	(66,700)	(724)
Medarex, Inc. (Æ)	(148,200)	(1,063)
Millipore Corp. (Æ)	(63,600)	(4,458)
Myriad Genetics, Inc. (Æ)	(56,700)	(2,355)
Onyx Pharmaceuticals, Inc. (Æ)	(19,500)	(686)
Quest Diagnostics, Inc.	(205,800)	(10,326)
Savient Pharmaceuticals, Inc. (Æ)	(122,600)	(2,678)
Stryker Corp.	(78,500)	(5,089)
Sunrise Senior Living, Inc. (Æ)	(95,300)	(2,044)
Tenet Healthcare Corp. (Æ)	(124,300)	(796)
United Therapeutics Corp. (Æ)	(23,800)	(2,011)
Vertex Pharmaceuticals, Inc. (Æ)	(116,500)	(2,973)
XenoPort, Inc. (Æ)	(8,500)	(364)

		(71,000)

Materials and Processing - (0.8%)
Compass Minerals International, Inc.	(50,200)	(3,163)
Hecla Mining Co. (Æ)	(105,600)	(1,083)
Jacobs Engineering Group, Inc. (Æ)	(89,400)	(7,718)
Mosaic Co. (The) (Æ)	(66,100)	(8,098)
Quanta Services, Inc. (Æ)	(112,000)	(2,972)
Rohm & Haas Co.	(51,600)	(2,758)

	Principal Amount ($) or Shares	Market Value $
RTI International Metals, Inc. (Æ)	(37,100)	(1,528)
Sigma-Aldrich Corp.	(99,300)	(5,662)

		(32,982)

Miscellaneous - (0.3%)
Fortune Brands, Inc.	(105,200)	(7,114)
Foster Wheeler, Ltd. (Æ)	(80,800)	(5,146)

		(12,260)

Other Energy - (1.7%)
Arch Coal, Inc.	(122,400)	(7,021)
Chesapeake Energy Corp.	(36,300)	(1,877)
Equitable Resources, Inc.	(193,900)	(12,868)
Parallel Petroleum Corp. (Æ)	(68,800)	(1,458)
Peabody Energy Corp.	(170,900)	(10,447)
Range Resources Corp.	(174,400)	(11,577)
Schlumberger, Ltd.	(93,400)	(9,391)
Smith International, Inc.	(43,900)	(3,359)
Southwestern Energy Co. (Æ)	(86,800)	(3,673)
XTO Energy, Inc.	(155,000)	(9,588)

		(71,259)

Producer Durables - (0.6%)
American Tower Corp. Class A (Æ)	(72,400)	(3,144)
Danaher Corp.	(56,800)	(4,432)
Dionex Corp. (Æ)	(38,900)	(3,043)
ESCO Technologies, Inc. (Æ)	(6,500)	(303)
InterDigital, Inc. (Æ)	(80,614)	(1,634)
KLA-Tencor Corp.	(44,300)	(1,935)
Lindsay Corp.	(15,800)	(1,645)
Pitney Bowes, Inc.	(132,300)	(4,777)
SBA Communications Corp. Class A (Æ)	(28,700)	(928)
Waters Corp. (Æ)	(87,700)	(5,390)

		(27,231)

Technology - (0.6%)
ACI Worldwide, Inc. (Æ)	(34,100)	(754)
Akamai Technologies, Inc. (Æ)	(93,200)	(3,334)
Cognizant Technology Solutions Corp. Class A (Æ)	(130,500)	(4,209)
Compuware Corp. (Æ)	(242,700)	(1,830)
Concur Technologies, Inc. (Æ)	(19,100)	(633)
First Solar, Inc. (Æ)	(23,200)	(6,774)
Lawson Software, Inc. (Æ)	(15,000)	(120)
Microsemi Corp. (Æ)	(73,300)	(1,796)
Salesforce.com, Inc. (Æ)	(122,900)	(8,201)

		(27,651)

Quantitative Equity Fund	35

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - (0.9%)
Cablevision Systems Corp. Class A (Æ)	(231,400)	(5,322)
Consolidated Edison, Inc.	(168,300)	(7,001)
DPL, Inc.	(174,887)	(4,867)
Embarq Corp.	(107,900)	(4,485)
Mirant Corp. (Æ)	(50,000)	(2,056)
NII Holdings, Inc. (Æ)	(163,800)	(7,492)
Southern Co.	(106,500)	(3,965)
Vectren Corp.	(73,900)	(2,090)

		(37,278)

Total Securities Sold Short
(proceeds $478,124)		(476,669)

Other Assets and Liabilities, Net - (3.6%)		(154,963)

Net Assets - 100.0%		4,304,953

See accompanying notes which are an integral part of the financial statements.

36	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index expiration date 06/08 (49)	USD	18,537	1,126
Russell 1000 Mini Index (CME) expiration date 06/08 (38)	USD	2,875	147
S&P 500 E-Mini Index (CME) expiration date 06/08 (567)	USD	39,293	1,935
S&P 500 Index (CME) expiration date 06/08 (208)	USD	72,072	2,610
S&P Midcap 400 E-Mini Index (CME) expiration date 06/08 (891)	USD	74,853	5,130

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			10,948

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	1.8
Consumer Discretionary	15.8
Consumer Staples	7.1
Financial Services	19.0
Health Care	12.4
Integrated Oils	7.3
Materials and Processing	6.6
Miscellaneous	2.8
Other Energy	6.8
Producer Durables	7.2
Technology	13.1
Utilities	6.1
Short-Term Investments	5.0
Other Securities	3.7

Total Investments	114.7
Securities Sold Short	(11.1)
Other Assets and Liabilities, Net	(3.6)

100.0

Futures Contracts	0.1

See accompanying notes which are an integral part of the financial statements.

Quantitative Equity Fund	37

Russell Investment Company

International Securities Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$891.10	$1,017.70
Expenses Paid During Period*	$6.77	$7.22

*	Expenses are equal to the Fund’s annualized expense ratio of 1.44% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would be higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$887.70	$1,013.92
Expenses Paid During Period*	$10.33	$11.02

*	Expenses are equal to the Fund’s annualized expense ratio of 2.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$890.90	$1,017.65
Expenses Paid During Period*	$6.82	$7.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

38	International Securities Fund

Russell Investment Company

International Securities Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$892.10	$1,018.95
Expenses Paid During Period*	$5.60	$5.97

*	Expenses are equal to the Fund’s annualized expense ratio of 1.19% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would be higher.

International Securities Fund	39

Russell Investment Company

International Securities Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.8%
Australia - 3.6%
Adelaide Brighton, Ltd. (Ñ)	27,251	89
AGL Energy, Ltd. (Ñ)	13,817	162
Amcor, Ltd.	1,038,378	6,598
AMP, Ltd. (Ñ)	315,947	2,323
Ansell, Ltd. - GDR	83,173	903
Asciano Group (Ñ)	6,751	26
ASX, Ltd. (Ñ)	4,656	157
Austereo Group, Ltd.	2,837	5
Australand Property Group (ö)(Ñ)	20,903	32
Australia & New Zealand Banking Group, Ltd.	52,646	1,082
AXA Asia Pacific Holdings, Ltd.	44,677	249
Babcock & Brown, Ltd. (Ñ)	1,239	17
BHP Billiton, Ltd. (Ñ)	144,455	5,819
BlueScope Steel, Ltd.	96,275	1,000
Boart Longyear Group	14,007	25
Caltex Australia, Ltd.	28,784	327
CFS Retail Property Trust (ö)(Ñ)	16,049	34
Challenger Financial Services Group, Ltd. (Ñ)	249,416	485
Commonwealth Bank of Australia	44,737	1,883
Consolidated Media Holdings, Ltd. (Ñ)	63,660	217
Crown, Ltd.	9,214	95
CSL, Ltd.	708,944	26,528
CSR, Ltd. (Ñ)	14,855	44
David Jones, Ltd. (Ñ)	36,449	119
DB RREEF Trust (ö)(Ñ)	140,434	232
Fortescue Metals Group, Ltd. (Æ)	32,796	228
Foster’s Group, Ltd.	2,316,421	11,085
Futuris Corp., Ltd.	51,294	102
Goodman Fielder, Ltd. (Ñ)	180,388	304
Goodman Group (ö)(Ñ)	37,483	159
GPT Group (ö)	70,782	224
Harvey Norman Holdings, Ltd.	71,788	243
Incitec Pivot, Ltd. (Ñ)	35,123	5,390
ING Industrial Fund (ö)(Ñ)	6,473	13
Leighton Holdings, Ltd. - ADR (Ñ)	9,121	403
Lend Lease Corp., Ltd.	16,087	187
Lion Nathan, Ltd.	31,679	250
Macquarie Group, Ltd. (Ñ)	45,400	2,693
Macquarie Infrastructure Group	851,431	2,264
Macquarie Office Trust (ö)(Ñ)	52,719	51
Minara Resources, Ltd.	24,150	132
Mirvac Group (ö)	34,083	134
National Australia Bank, Ltd.	886,293	25,101
Newcrest Mining, Ltd.	18,606	507

	Principal Amount ($) or Shares	Market Value $
Orica, Ltd.	10,361	283
Origin Energy, Ltd.	4,622	61
Pacific Brands, Ltd.	181,280	338
PaperlinX, Ltd.	124,249	296
Qantas Airways, Ltd.	314,532	1,005
QBE Insurance Group, Ltd.	90,480	2,155
Rio Tinto, Ltd. (Ñ)	70,493	9,048
Santos, Ltd.	76,437	1,150
Sons of Gwalia, Ltd. (Æ)(Ñ)(ß)	34,800	—
SP AusNet	36,228	43
Stockland (ö)	56,756	385
Suncorp-Metway, Ltd.	91,128	1,168
Telstra Corp., Ltd. (Ñ)	4,007,064	17,194
Telstra Corp., Ltd.	32,388	90
Toll Holdings, Ltd.	32,245	240
Wesfarmers, Ltd. (Ñ)	173,580	6,092
Wesfarmers, Ltd.	2,984	107
Westfield Group (ö)(Ñ)	66,525	1,139
Westpac Banking Corp.	62,257	1,431
Woodside Petroleum, Ltd.	16,704	883
Woolworths, Ltd.	58,723	1,585
Zinifex, Ltd.	278,286	2,638

		145,252

Austria - 0.4%
Erste Bank der Oesterreichischen Sparkassen AG (Ñ)	130,508	9,717
Raiffeisen International Bank Holding AG	11,350	1,844
Voestalpine AG	49,200	3,782

		15,343

Belgium - 1.0%
Colruyt SA (Ñ)	2,251	570
D’ieteren SA	263	81
Delhaize Group	2,085	180
Fortis(Ñ)	842,278	22,875
Fortis (Æ)	166,644	3
Hansen Transmissions International NV (Æ)	908,750	3,962
InBev NV (Ñ)	46,037	3,793
KBC Groep NV (Ñ)	14,945	2,016
Nationale A Portefeuille (Æ)(Ñ)	1,709	134
Solvay SA (Ñ)	43,063	6,343
Umicore	6,472	347

		40,304

40	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bermuda - 1.0%
Aquarius Platinum, Ltd. (Ñ)	292,859	4,633
Benfield Group, Ltd. (Ñ)	859,934	4,510
Bunge, Ltd. (Ñ)	39,900	4,552
Cheung Kong Infrastructure Holdings, Ltd. (Ñ)	21,481	93
Credicorp, Ltd.	35,200	2,829
Esprit Holdings, Ltd.	408,315	5,032
Giordano International, Ltd.	135,053	59
Guoco Group, Ltd.	10,000	107
Jardine Matheson Holdings, Ltd.	166,572	5,128
Li & Fung, Ltd.	852,800	3,508
Midland Holdings, Ltd.	92,000	95
Orient Overseas International, Ltd.	29,000	159
Seadrill, Ltd. (Ñ)	198,000	5,989
Shangri-La Asia, Ltd.	1,472,000	4,066
Vostok Gas, Ltd.	4,180	331
VTech Holdings, Ltd. (Ñ)	40,273	221

		41,312

Brazil - 1.4%
All America Latina Logistica SA (Æ)	181,255	2,366
Banco do Brasil SA	80,400	1,398
Bovespa Holding SA - ADR	710,700	10,646
Cia Vale do Rio Doce - ADR (Æ)	170,700	6,671
Gafisa SA	212,819	4,672
Gerdau SA - ADR (Ñ)	62,300	2,413
Petroleo Brasileiro SA - ADR	153,126	18,593
Redecard SA	51,100	996
Unibanco-Uniao de Bancos Brasileiros SA - GDR (Æ)(Ñ)	66,756	9,707

		57,462

Canada - 2.8%
Agrium, Inc.	68,500	5,386
Barrick Gold Corp.	45,200	1,746
Cameco Corp.	81,300	2,845
Canadian Imperial Bank of Commerce (Ñ)	38,000	2,799
Canadian National Railway Co.	94,000	4,925
Canadian Natural Resources, Ltd.	67,600	5,742
EnCana Corp.	137,900	11,125
Gammon Gold, Inc. (Ñ)	224,676	1,715
Gerdau Ameristeel Corp. (Ñ)	105,900	1,651
Inmet Mining Corp. (Ñ)	40,100	3,291
Methanex Corp. (Ñ)	68,818	1,606
Petro-Canada	94,400	4,730
Potash Corp. of Saskatchewan	134,687	24,777

	Principal Amount ($) or Shares	Market Value $
Precision Drilling Trust	97,000	2,427
Research In Motion, Ltd. (Æ)	195,651	23,797
Rogers Communications, Inc. Class B (Ñ)	272,219	12,112
Teck Cominco, Ltd. Class B	51,200	2,236
Teck Cominco, Ltd. Class B (Ñ)	46,956	2,043

		114,953

Cayman Islands - 0.3%
Hidili Industry International Development, Ltd. (Æ)	1,611,000	2,462
Hutchison Telecommunications International, Ltd.	45,413	64
Kingboard Chemical Holdings, Ltd.	55,000	261
LDK Solar Co., Ltd. - ADR (Æ)(Ñ)	125,100	3,971
Melco PBL Entertainment Macau, Ltd. - ADR (Æ)(Ñ)	69,700	920
Tencent Holdings, Ltd. (Ñ)	8,000	53
Transocean, Inc. (Æ)(Ñ)	35,600	5,249

		12,980

China - 0.3%
China Communications Construction Co., Ltd. Class H (Ñ)	750,000	1,785
China Merchants Bank Co., Ltd. (Ñ)	1,699,000	7,108
China Petroleum & Chemical Corp. Class H (Ñ)	2,274,000	2,441

		11,334

Cyprus - 0.0%
Bank of Cyprus Public Co., Ltd.	134,800	1,862

Czech Republic - 0.1%
Komercni Banka AS	13,963	3,430

Denmark - 0.8%
Carlsberg A/S Class B (Ñ)	10,450	1,393
East Asiatic Co., Ltd. A/S	4,350	387
FLSmidth & Co. A/S (Ñ)	13,600	1,435
Novo Nordisk A/S Class B	126,650	8,710
Vestas Wind Systems A/S (Æ)	208,440	22,793

		34,718

Egypt - 0.3%
Orascom Construction Industries - GDR	19,294	3,106
Orascom Telecom Holding SAE - GDR	112,000	8,358

		11,464

International Securities Fund	41

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Finland - 1.2%
Fortum OYJ	110,238	4,661
Kesko OYJ Class B (Æ)	5,981	227
Nokia OYJ	1,115,905	33,590
Orion OYJ Class B	7,878	166
Outotec OYJ	20,385	1,276
Stora Enso OYJ Class R (Ñ)	294,500	3,649
UPM-Kymmene OYJ	327,367	6,293

		49,862

France - 11.2%
Accor SA (Ñ)	58,302	4,809
Air France - KLM (Ñ)	27,900	867
Air Liquide (Ñ)	57,432	8,612
Alcatel-Lucent - ADR (Ñ)	593,910	3,961
Alstom (Ñ)	113,241	26,251
Arkema (Æ)	30,027	1,735
AXA SA (Ñ)	629,701	23,341
BNP Paribas	205,742	22,165
Bouygues (Ñ)	1,307	98
Carrefour SA (Ñ)	326,367	22,890
Casino Guichard Perrachon SA	1,885	238
Christian Dior SA	6,802	782
Cie de Saint-Gobain (Ñ)	138,425	11,138
Cie Generale de Geophysique-Veritas (Æ)(Ñ)	26,751	6,725
CNP Assurances (Æ)(Ñ)	12,611	1,494
Compagnie Generale des Etablissements Michelin Class B (Ñ)	31,600	2,874
Credit Agricole SA (Ñ)	199,925	6,731
Electricite de France (Ñ)	17,201	1,795
Eramet	614	546
France Telecom SA (Ñ)	577,345	18,133
Gaz de France SA (Ñ)	254,029	16,759
Groupe Danone (Ñ)	46,787	4,145
JC Decaux SA (Ñ)	175,796	5,039
L’Oreal SA (Ñ)	50,352	5,975
Lafarge SA	2,230	403
Lagardere SCA (Ñ)	47,800	3,438
Legrand SA (Ñ)	201,580	6,029
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	169,955	19,420
Neuf Cegetel (Ñ)	7,452	417
NicOx SA (Ñ)	34,166	795
Pernod-Ricard SA (Ñ)	67,584	7,792
PPR (Ñ)	32,613	4,263
Rallye SA	2,509	190
Renault SA (Ñ)	183,696	18,869

	Principal Amount ($) or Shares	Market Value $
Sanofi-Aventis SA (Ñ)	203,635	15,685
Schneider Electric SA (Ñ)	111,699	13,663
SEB SA	1,964	359
Societe BIC SA (Ñ)	4,519	232
Societe Generale (Ñ)	200,354	23,369
Societe Generale (Æ)(Ñ)	27,857	3,176
Societe Television Francaise 1 (Ñ)	34,709	732
Suez SA (Ñ)	188,340	13,272
Suez SA	40,348	1
Teleperformance - GDR	8,124	333
Thales SA (Ñ)	36,756	2,406
Thomson	15,222	97
Total SA (Ñ)	850,243	71,436
Total SA - ADR	47,200	3,965
UBISOFT Entertainment (Æ)	13,560	1,354
Unibail-Rodamco (ö)	750	194
Vallourec	23,633	6,447
Veolia Environnement (Ñ)	273,666	19,736
Vivendi (Ñ)	509,471	20,691

		455,867

Germany - 7.5%
Allianz SE (Ñ)	125,255	25,476
Altana AG (Ñ)	44,126	918
Arcandor AG (Æ)(Ñ)	633,586	11,869
Arques Industries AG	15,829	212
BASF SE (Æ)(Ñ)	127,701	18,217
Bayer AG (Æ)(Ñ)	140,960	12,017
Bayerische Motoren Werke AG (Ñ)	93,960	5,154
Beiersdorf AG (Ñ)	12,179	1,038
Commerzbank AG (Ñ)	246,982	8,927
Continental AG (Ñ)	132,464	15,545
Daimler AG (Ñ)	121,315	9,412
Deutsche Bank AG (Ñ)	68,231	8,170
Deutsche Boerse AG (Ñ)	49,385	7,223
Deutsche Lufthansa AG (Ñ)	191,600	5,029
Deutsche Telekom AG (Ñ)	1,135,743	20,394
E.ON AG (Ñ)	156,948	31,920
Epcos AG	46,862	717
Freenet AG	37,164	627
GEA Group AG (Æ)	107,484	3,969
Gildemeister AG	11,126	326
Infineon Technologies AG (Æ)	196,600	1,835
K+S AG (Ñ)	27,375	11,456
Krones AG	4,106	349
KUKA AG (Ñ)	13,532	498
Lanxess AG	58,990	2,294
Linde AG (Ñ)	89,390	13,100

42	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MAN AG (Ñ)	3,565	496
Merck KGAA (Ñ)	98,614	14,022
Metro AG (Ñ)	112,688	8,917
Muenchener Rueckversicherungs AG (Ñ)	55,100	10,656
RWE AG (Ñ)	236,931	27,253
Salzgitter AG	11,174	2,282
Siemens AG	54,208	6,392
Solarworld AG (Ñ)	79,323	4,251
Stada Arzneimittel AG	13,953	946
Suedzucker AG (Ñ)	15,933	363
Symrise AG	131,836	3,273
ThyssenKrupp AG	4,943	308
Tognum AG (Æ)	12,223	351
TUI AG (Ñ)	86,600	2,472
United Internet AG (Ñ)	138,450	2,959
Volkswagen AG (Ñ)	5,445	1,607
Vossloh AG	4,988	722
Wacker Chemie AG	10,564	2,601

		306,563

Greece - 0.3%
Coca Cola Hellenic Bottling Co. SA	68,762	3,093
National Bank of Greece SA	130,879	7,256

		10,349

Hong Kong - 1.5%
Bank of East Asia, Ltd.	18,600	105
BOC Hong Kong Holdings, Ltd.	241,333	625
Cheung Kong Holdings, Ltd.	242,950	3,802
China Merchants Holdings International Co., Ltd.	402,000	2,052
China Mobile, Ltd.	1,177,500	20,318
China Netcom Group Corp. Hong Kong, Ltd.	552,000	1,667
CLP Holdings, Ltd. (Ñ)	6,500	51
CNOOC, Ltd.	3,448,200	6,117
Fosun International (Æ)	85,000	68
Hang Lung Group, Ltd.	78,837	425
Hang Lung Properties, Ltd. - ADR	46,360	189
Hang Seng Bank, Ltd. (Ñ)	17,100	344
Henderson Land Development Co., Ltd.	36,000	276
Hong Kong & China Gas Co.	97,006	283
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	67,277	1,376
HongKong Electric Holdings (Ñ)	1,123,000	7,071
Hopewell Holdings	94,000	410
Hutchison Whampoa, Ltd.	66,500	651

	Principal Amount ($) or Shares	Market Value $
Hysan Development Co., Ltd.	46,000	134
Industrial and Commercial Bank of China Asia, Ltd.	57,143	155
Link REIT (The) (ö)(Ñ)	60,500	145
Minmetals Resources, Ltd.	188,000	73
MTR Corp. (Ñ)	40,000	143
New World Development, Ltd.	1,352,000	3,493
PCCW, Ltd.	82,000	53
Sun Hung Kai Properties, Ltd.	111,333	1,937
Swire Pacific, Ltd.	43,000	503
Television Broadcasts, Ltd.	28,667	164
Wharf Holdings, Ltd.	1,525,843	7,696
Wheelock & Co., Ltd. (Ñ)	131,068	411
Wing Lung Bank, Ltd.	10,364	157

		60,894

India - 0.4%
ICICI Bank, Ltd. - ADR	155,056	6,914
Infosys Technologies, Ltd.	74,900	3,236
Satyam Computer Services, Ltd.	91,130	1,083
Satyam Computer Services, Ltd. - ADR (Ñ)	45,340	1,164
State Bank of India, Ltd. - GDR	24,500	2,272
Sterlite Industries India, Ltd. - ADR (Æ)(Ñ)	62,600	1,302

		15,971

Indonesia - 0.1%
Bumi Resources Tbk PT	4,386,200	3,149

Ireland - 0.3%
Anglo Irish Bank Corp. PLC (Ñ)	168,554	2,297
Dragon Oil PLC	231,714	2,286
Elan Corp. PLC - ADR (Æ)(Ñ)	186,557	4,905
Ryanair Holdings PLC - ADR (Æ)(Ñ)	166,912	4,525

		14,013

Israel - 0.5%
Check Point Software Technologies (Æ)	98,800	2,334
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	352,402	16,485

		18,819

Italy - 2.9%
Alleanza Assicurazioni SpA (Ñ)	440,887	5,762
Ansaldo STS SpA	323,927	5,026
Arnoldo Mondadori Editore SpA (Ñ)	497,832	4,329
Assicurazioni Generali SpA	22,862	1,012

International Securities Fund	43

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Buzzi Unicem SpA	61,845	1,574
Danieli & Co. SpA	6,814	161
Enel SpA	588,220	6,389
ENI SpA	568,673	21,925
Esprinet SpA Class A (Ñ)	16,079	175
Fiat SpA (Ñ)	49,748	1,108
Finmeccanica SpA	2,802	97
Fondiaria-Sai SpA (Ñ)	82,251	3,301
Fondiaria-Sai SpA	9,900	262
Impregilo SpA (Æ)(Ñ)	171,382	1,036
Indesit Co. SpA (Ñ)	27,156	326
Intesa Sanpaolo SpA (Ñ)	3,077,932	23,024
Mediaset SpA (Ñ)	969,185	8,812
Milano Assicurazioni SpA (Ñ)	62,879	407
Parmalat Finanziaria SpA (Ñ)(ß)	42,200	—
Prysmian SpA	38,161	903
Telecom Italia SpA (Ñ)	4,146,027	6,804
Terna Rete Elettrica Nazionale SpA	56,474	249
UniCredit SpA (Ñ)	3,256,658	24,574
Unione di Banche Italiane SCPA	6,266	166

		117,422

Japan - 16.1%
77 Bank, Ltd. (The)	80,000	478
Aeon Credit Service Co., Ltd.	186,200	2,995
Alfresa Holdings Corp. (Ñ)	7,600	535
Alpine Electronics, Inc.	25,500	292
Alps Electric Co., Ltd.	180,400	1,688
Amada Co., Ltd.	21,000	176
AOC Holdings, Inc.	2,300	25
Aoyama Trading Co., Ltd.	10,100	230
Asahi Kasei Corp. (Ñ)	177,000	1,008
Astellas Pharma, Inc.	225,100	9,246
Autobacs Seven Co., Ltd. (Ñ)	3,700	97
Bank of Yokohama, Ltd. (The)	368,224	2,683
Bosch Corp. (Ñ)	167,000	966
Bridgestone Corp.	188,700	3,478
Calsonic Kansei Corp.	50,000	217
Canon Marketing Japan, Inc. (Ñ)	9,500	186
Canon, Inc.	912,400	45,687
Central Glass Co., Ltd.	69,000	262
Chuo Mitsui Trust Holdings, Inc.	72,000	508
Circle K Sunkus Co., Ltd. (Ñ)	6,900	105
COMSYS Holdings Corp.	133,000	1,205
Dai Nippon Printing Co., Ltd.	35,000	537
Daiichi Sankyo Co., Ltd.	5,100	141
Daikin Industries, Ltd. (Ñ)	92,800	4,659
Daishi Bank, Ltd. (The)	44,000	189

	Principal Amount ($) or Shares	Market Value $
Daiwa Securities Group, Inc.	583,920	5,846
Denki Kagaku Kogyo Kabushiki Kaisha	223,000	830
DIC Corp.	503,000	1,624
Duskin Co., Ltd.	4,100	70
East Japan Railway Co.	232	1,853
EDION Corp. (Ñ)	113,300	1,153
Eisai Co., Ltd.	7,300	259
Exedy Corp.	10,100	281
Ezaki Glico Co., Ltd. (Ñ)	5,000	55
FamilyMart Co., Ltd.	35,400	1,239
Fanuc, Ltd.	62,700	6,641
FCC Co., Ltd.	6,900	93
Fuji Fire & Marine Insurance Co., Ltd. (The)	130,000	423
Fuji Television Network, Inc.	2,617	4,293
FUJIFILM Holdings Corp.	26,600	1,027
Fujitsu, Ltd.	1,076,000	6,923
Funai Electric Co., Ltd.	7,100	266
Glory, Ltd.	26,500	600
H2O Retailing Corp. (Ñ)	71,000	516
Hachijuni Bank, Ltd. (The)	100,000	663
Haseko Corp.	144,500	211
Higo Bank, Ltd. (The)	47,000	296
Hino Motors, Ltd. (Ñ)	137,000	867
Hirose Electric Co., Ltd. (Ñ)	32,500	3,870
Hitachi Construction Machinery Co., Ltd.	78,181	2,446
Hitachi Kokusai Electric, Inc.	47,000	448
Hitachi, Ltd.	432,000	2,935
Hokkaido Electric Power Co., Inc.	12,200	256
Honda Motor Co., Ltd.	223,800	7,129
Hosiden Corp. (Ñ)	82,700	1,668
Hoya Corp. (Ñ)	240,600	6,694
Hyakugo Bank, Ltd. (The)	2,000	13
Hyakujushi Bank, Ltd. (The)	19,000	114
Inpex Holdings, Inc.	977	10,894
Isetan Mitsukoshi Holdings, Ltd. (Æ)(Ñ)	10,700	112
Isuzu Motors, Ltd.	660,000	3,182
Itochu Corp.	128,000	1,349
Itoham Foods, Inc. (Ñ)	19,000	107
Iyo Bank, Ltd. (The)	29,000	332
Japan Aviation Electronics Industry, Ltd. (Ñ)	19,000	163
Japan Tobacco, Inc.	1,214	5,889
JFE Holdings, Inc.	202,500	11,042
JFE Shoji Holdings, Inc.	131,000	1,010
JGC Corp.	72,000	1,345

44	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Joyo Bank, Ltd. (The) (Ñ)	1,262,590	7,233
JTEKT Corp.	32,600	580
Juki Corp.	68,000	253
Kagoshima Bank, Ltd. (The)	63,000	504
Kansai Electric Power Co., Inc. (The)	8,400	200
Kao Corp.	1,099,500	29,782
Kayaba Industry Co., Ltd.	49,000	232
KDDI Corp.	1,181	7,603
Keihin Corp. (Ñ)	32,100	498
Keiyo Bank, Ltd. (The)	99,000	702
Keyence Corp. (Æ)	9,759	2,498
Kintetsu World Express, Inc.	12,100	299
Kobe Steel, Ltd.	325,000	979
Komatsu, Ltd.	331,100	10,121
Komori Corp.	9,000	179
Kose Corp.	280,400	6,096
Kureha Corp.	18,000	113
Kyocera Corp. (Ñ)	4,200	386
Kyoei Steel, Ltd. (Ñ)	4,200	94
Kyowa Hakko Kogyo Co., Ltd.	10,330	93
Kyushu Electric Power Co., Inc.	140,100	3,186
Lawson, Inc. (Ñ)	23,600	1,020
Leopalace21 Corp. (Ñ)	10,600	189
Makino Milling Machine Co., Ltd.	26,000	191
Makita Corp.	9,800	335
Marubeni Corp.	1,037,000	8,212
Matsushita Electric Industrial Co., Ltd. (Ñ)	78,000	1,829
Matsushita Electric Works, Ltd. (Ñ)	149,000	1,651
Mazda Motor Corp. (Ñ)	77,000	336
Meiji Dairies Corp. (Ñ)	110,000	677
MID Reit, Inc. Class A (ö)	849	3,077
Millea Holdings, Inc.	305,500	12,891
Mitsubishi Chemical Holdings Corp.	140,000	935
Mitsubishi Corp.	739,800	23,942
Mitsubishi Electric Corp.	63,000	649
Mitsubishi Estate Co., Ltd.	37,000	1,067
Mitsubishi Materials Corp. 2010	98,000	462
Mitsubishi UFJ Financial Group, Inc.	1,460,690	16,062
Mitsui & Co., Ltd.	597,000	13,913
Mitsui Chemicals, Inc.	463,000	2,838
Mitsui Fudosan Co., Ltd.	219,000	5,472
Mitsui Mining & Smelting Co., Ltd.	182,000	619
Mitsui OSK Lines, Ltd.	500,000	6,835
Mitsui Sumitomo Insurance Group Holdings, Inc. (Æ)	243,808	9,707
Mitsui-Soko Co., Ltd. (Ñ)	542,480	2,727
Mizuho Financial Group, Inc. (Ñ)	2,015	10,474

	Principal Amount ($) or Shares	Market Value $
Mochida Pharmaceutical Co., Ltd.	22,000	208
Musashino Bank, Ltd. (The)	8,100	354
NEC Corp. (Ñ)	225,000	1,074
NEC Electronics Corp. (Æ)(Ñ)	15,200	311
New City Residence Investment Corp. Class A (ö)	443	1,108
Nichirei Corp.	139,000	659
Nifco, Inc.	2,200	48
Nintendo Co., Ltd.	44,200	24,496
Nippon Commercial Investment Corp. (ö)	882	3,530
Nippon Electric Glass Co., Ltd.	186,000	2,875
Nippon Express Co., Ltd.	281,000	1,558
Nippon Kayaku Co., Ltd. (Ñ)	71,000	496
Nippon Konpo Unyu Soko Co., Ltd.	19,000	259
Nippon Mining Holdings, Inc.	245,500	1,528
Nippon Oil Corp.	216,000	1,489
Nippon Residential Investment Corp. Class A (ö)(Ñ)	546	1,761
Nippon Seiki Co., Ltd.	7,000	102
Nippon Sheet Glass Co., Ltd. (Ñ)	41,000	189
Nippon Steel Corp.	531,000	3,002
Nippon Telegraph & Telephone Corp.	1,267	5,478
Nippon Yusen KK	290,000	2,833
Nipponkoa Insurance Co., Ltd. (Ñ)	1,133,020	11,099
Nishi-Nippon City Bank, Ltd. (The)	80,000	246
Nissan Chemical Industries, Ltd.	25,000	332
Nissan Motor Co., Ltd.	823,500	7,373
Nissan Shatai Co., Ltd.	56,000	417
Nisshin Steel Co., Ltd. (Ñ)	67,000	250
Nisshinbo Industries, Inc.	18,000	198
Nissin Kogyo Co., Ltd.	20,900	355
Nitto Denko Corp.	141,100	5,816
Nomura Holdings, Inc.	1,116,860	19,446
Noritsu Koki Co., Ltd. (Ñ)	2,700	37
NTN Corp. (Ñ)	59,000	454
Oki Electric Industry Co., Ltd. (Ñ)	422,000	923
Okinawa Electric Power Co., Inc. (The)	1,800	79
Omron Corp.	151,900	3,171
Onward Holdings Co., Ltd. (Ñ)	38,000	432
ORIX Corp.	31,830	5,784
QP Corp. (Ñ)	31,500	316
Resona Holdings, Inc. (Ñ)	223	432
Ricoh Co., Ltd.	387,000	6,722
Rohm Co., Ltd.	13,800	970
Sankyo Co., Ltd.	20,500	1,235
Sankyu, Inc. (Ñ)	32,000	167
Sanwa Holdings Corp. (Ñ)	21,000	88

International Securities Fund	45

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sasebo Heavy Industries Co., Ltd. (Ñ)	34,000	92
Seiko Epson Corp. (Ñ)	5,800	156
Seino Holdings Corp.	17,000	113
Seven & I Holdings Co., Ltd.	478,679	14,300
Sharp Corp.	248,000	4,201
Shiga Bank, Ltd. (The) (Ñ)	36,000	241
Shima Seiki Manufacturing, Ltd. - GDR	8,800	344
Shimano, Inc.	10,500	480
Shin-Etsu Chemical Co., Ltd.	129,000	8,048
Shinko Electric Industries Co., Ltd. (Ñ)	4,200	59
Shinwa Kaiun Kaisha, Ltd.	56,000	368
Shizuoka Bank, Ltd. (The) (Ñ)	82,000	1,010
Showa Shell Sekiyu KK	66,579	705
SMC Corp.	64,907	7,604
Sohgo Security Services Co., Ltd. (Ñ)	7,600	107
Sony Corp. (Ñ)	20,000	917
Stanley Electric Co., Ltd.	26,500	675
Star Micronics Co., Ltd.	25,100	425
Sugi Pharmacy Co., Ltd. - GDR (Ñ)	191,000	5,068
Sumco Techxiv Corp. (Ñ)	7,400	224
Sumitomo Bakelite Co., Ltd.	922,170	5,178
Sumitomo Heavy Industries, Ltd.	81,000	687
Sumitomo Metal Mining Co., Ltd. (Ñ)	20,000	364
Sumitomo Mitsui Financial Group, Inc. (Ñ)	995	8,640
Sumitomo Realty & Development Co., Ltd.	114,000	2,827
Sumitomo Trust & Banking Co., Ltd. (The) (Ñ)	1,271,997	11,361
Suzuken Co., Ltd.	9,400	355
Suzuki Motor Corp. (Ñ)	168,820	4,302
Takeda Pharmaceutical Co., Ltd.	291,000	15,451
Takefuji Corp.	5,780	137
TDK Corp.	19,000	1,301
THK Co., Ltd.	186,622	4,164
Toho Pharmaceutical Co., Ltd. (Ñ)	24,272	501
Tokai Rubber Industries, Inc.	35,400	519
Tokyo Electric Power Co., Inc. (The) (Ñ)	231,200	5,895
Tokyo Gas Co., Ltd.	672,000	2,586
Tokyo Steel Manufacturing Co., Ltd. (Ñ)	27,000	387
Tokyu Land Corp.	329,900	2,475
Toppan Printing Co., Ltd. (Ñ)	79,000	882
Toshiba Corp. (Ñ)	732,000	6,122
Toshiba Machine Co., Ltd.	27,000	174
Toshiba TEC Corp.	79,000	556
Toyo Engineering Corp. Class A	102,000	424
Toyo Ink Manufacturing Co., Ltd.	16,000	58

	Principal Amount ($) or Shares	Market Value $
Toyo Suisan Kaisha, Ltd.	80,000	1,424
Toyota Auto Body Co., Ltd.	31,000	618
Toyota Boshoku Corp.	6,900	196
Toyota Motor Corp.	540,500	27,492
Ube Industries, Ltd.	52,000	184
United Urban Investment Corp. (ö)(Ñ)	360	2,208
Urban Corp. (Ñ)	26,300	146
USS Co., Ltd.	6,080	432
West Japan Railway Co.	1,384	5,993
Yamada Denki Co., Ltd. (Ñ)	37,290	3,217
Yamaha Corp.	51,900	1,026
Yamaha Motor Co., Ltd.	25,600	499
Yamato Holdings Co., Ltd.	92,000	1,343
Yamato Kogyo Co., Ltd. - GDR	22,200	1,058
Yokohama Rubber Co., Ltd. (The)	14,000	72

		658,452

Luxembourg - 0.4%
ArcelorMittal (Ñ)	47,662	4,212
ArcelorMittal	78,646	6,941
Evraz Group SA - GDR	38,275	3,971
Millicom International Cellular SA (Æ)	3,500	374
Oriflame Cosmetics SA	22,000	1,685

		17,183

Malaysia - 0.1%
Sime Darby BHD	1,092,001	3,324

Mauritius - 0.0%
Golden Agri-Resources, Ltd.	95,384	60

Mexico - 0.8%
America Movil SAB de CV Series L	413,128	23,945
Cemex SAB de CV - ADR (Æ)(Ñ)	240,995	6,664
Grupo Modelo SAB de CV (Æ)	508,100	2,243

		32,852

Netherlands - 4.5%
Akzo Nobel NV (Ñ)	39,813	3,375
ASM International NV (Ñ)	4,147	97
ASML Holding NV (Ñ)	327,868	9,288
Boskalis Westminster (Ñ)	60,200	3,617
Corporate Express (Ñ)	118,800	1,367
CSM (Ñ)	7,712	277
Fugro NV	31,500	2,808
Heineken NV (Ñ)	738,310	43,008
ING Groep NV (Ñ)	941,912	35,858
Koninklijke Ahold NV (Ñ)	457,227	6,775

46	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Koninklijke DSM NV (Æ)	82,000	4,417
Koninklijke Philips Electronics NV	370,184	13,900
OCE NV (Ñ)	60,218	907
Reed Elsevier NV (Ñ)	491,002	9,281
Rodamco Europe NV (ö)(Ñ)	3,882	507
Royal KPN NV	49,001	896
TNT NV (Ñ)	241,050	9,358
Unilever NV	951,609	31,991
Wolters Kluwer NV (Ñ)	192,980	5,181

		182,908

Netherlands Antilles - 0.1%
Hunter Douglas NV	7,488	468
Schlumberger, Ltd.	40,500	4,072

		4,540

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (Ñ)	1,473,221	4,356

Norway - 0.8%
Renewable Energy Corp. AS (Æ)(Ñ)	136,500	4,612
StatoilHydro ASA (Ñ)	329,465	11,870
Telenor ASA (Ñ)	117,600	2,364
Yara International ASA (Ñ)	176,500	12,826

		31,672

Papua New Guinea - 0.0%
Oil Search, Ltd.	102,996	462

Portugal - 0.1%
Energias de Portugal SA (Ñ)	701,332	4,420

Russia - 0.4%
Gazprom OAO - ADR	180,250	9,571
LUKOIL - ADR	19,450	1,756
Mechel - ADR	15,800	2,304
MMC Norilsk Nickel - ADR	40,150	1,084
Mobile Telesystems OJSC - ADR	21,600	1,676

		16,391

Singapore - 0.8%
Allgreen Properties, Ltd.	263,610	250
Ascendas Real Estate Investment Trust (ö)	11,000	21
CapitaCommercial Trust (ö)	10,000	17
CapitaLand, Ltd. (Ñ)	925,629	4,665
CapitaMall Trust (ö)	25,571	65

	Principal Amount ($) or Shares	Market Value $
China Aviation Oil Singapore Corp., Ltd.	37,000	47
Creative Technology, Ltd.	5,950	29
DBS Group Holdings, Ltd.	218,000	3,183
Flextronics International, Ltd. (Æ)	262,000	2,722
Haw Par Corp., Ltd.	15,667	87
Indofood Agri Resources, Ltd. (Æ)	50,231	87
Jardine Cycle & Carriage, Ltd.	20,000	244
Keppel Corp., Ltd.	85,222	646
NatSteel, Ltd.	48,000	51
Neptune Orient Lines, Ltd. (Ñ)	131,269	310
Oversea-Chinese Banking Corp.	944,800	6,150
Pacific Century Regional Developments, Ltd. (Æ)	322,000	79
Parkway Holdings, Ltd. (Ñ)	25,000	64
SembCorp Industries, Ltd.	54,000	167
Singapore Airlines, Ltd.	30,240	356
Singapore Exchange, Ltd. (Ñ)	160,000	1,008
Singapore Petroleum Co., Ltd.	93,625	497
Singapore Telecommunications, Ltd.	2,868,310	8,199
SMRT Corp., Ltd.	36,000	48
STATS ChipPAC, Ltd. (Ñ)	22,793	19
Straits Asia Resources, Ltd.	573,000	1,406
United Overseas Bank, Ltd.	25,143	377
United Overseas Land, Ltd. (Æ)	38,000	106
Wing Tai Holdings, Ltd. (Ñ)	60,638	90

		30,990

South Africa - 0.5%
Gold Fields, Ltd. - ADR (Æ)(Ñ)	272,928	3,684
Impala Platinum Holdings, Ltd.	93,602	3,832
MTN Group, Ltd.	704,119	13,370
Sanlam, Ltd.	335,000	882
Standard Bank Group, Ltd.	32,712	387

		22,155

South Korea - 1.3%
Honam Petrochemical Corp.	9,400	832
Hynix Semiconductor, Inc. (Ñ)	28,700	764
Hyundai Mobis	13,890	1,270
Hyundai Motor Co. - GDR (Þ)	12,130	503
Industrial Bank of Korea	58,000	1,109
Kookmin Bank	9,300	649
Kookmin Bank - ADR	66,570	4,643
KT&G Corp.	23,387	1,935
LG Electronics, Inc. (Ñ)	32,956	5,121
Mirae Asset Securities Co., Ltd. (Æ)(Ñ)	8,990	1,228
POSCO	1,900	935

International Securities Fund	47

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Samsung Electronics Co., Ltd.	44,056	31,365
Shinhan Financial Group Co., Ltd.	15,000	868
STX Pan Ocean Co., Ltd. (Ñ)	533,000	1,319

		52,541

Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA	141,240	3,243
Banco Santander SA (Ñ)	1,536,513	33,247
Bankinter SA (Ñ)	6,065	93
Enagas	53,359	1,625
Gamesa Corp. Tecnologica SA	97,408	4,743
Gas Natural SDG SA	14,189	831
Grifols SA	5,830	164
Iberdrola Renovables (Æ)(Ñ)	572,142	4,156
Iberdrola SA	1,557,039	22,776
Red Electrica de Espana	45,113	2,939
Repsol YPF SA	177,375	7,209
Tecnicas Reunidas SA (Ñ)	40,939	3,103
Telefonica SA (Ñ)	1,216,218	35,282
Vertice Trescientos Sesenta Grados (Æ)(Ñ)	16,660	38

		119,449

Sweden - 0.9%
Alfa Laval AB (Ñ)	9,425	619
Electrolux AB (Ñ)	107,900	1,655
Hennes & Mauritz AB Class B	26,150	1,552
Industrivarden AB Class A (Ñ)	7,200	124
JM AB (Ñ)	30,300	501
Kinnevik Investment AB (Ñ)	14,600	313
Nordea Bank AB (Ñ)	483,043	7,988
Peab AB	9,800	85
Peab Industri AB Class B	4,900	49
Scania AB Class B (Ñ)	92,000	1,899
Skandinaviska Enskilda Banken AB Class A (Ñ)	13,500	327
Svenska Cellulosa AB Class B (Ñ)	238,300	4,013
Swedish Match AB (Ñ)	31,000	680
Tele2 AB Class B (Ñ)	145,500	3,238
Telefonaktiebolaget LM Ericsson Class B (Ñ)	4,270,510	10,880
TeliaSonera AB (Ñ)	111,500	995
Volvo AB Class B	38,450	586

		35,504

Switzerland - 6.6%
ABB, Ltd.	494,496	15,160
Actelion, Ltd. (Ñ)	135,802	6,871

	Principal Amount ($) or Shares	Market Value $
Alcon, Inc.	27,000	4,266
Baloise Holding AG (Ñ)	8,706	953
Bucher Industries AG (Æ)	728	203
Credit Suisse Group (Ñ)	562,563	30,135
Givaudan SA	9,020	9,111
Helvetia Holding AG	1,941	816
Holcim, Ltd. (Ñ)	127,299	12,491
Julius Baer Holding AG	273,356	20,216
Kuoni Reisen Holding AG (Æ)(Ñ)	372	215
Lonza Group AG	85,087	11,600
Nestle SA	154,179	73,862
Novartis AG	466,562	23,693
Roche Holding AG	186,884	31,120
SGS SA	278	390
Sonova Holding AG	1,277	107
Swatch Group AG (Ñ)	75,472	3,858
Swatch Group AG Class B	3,880	1,038
Swiss Life Holding	3,072	918
Swiss Reinsurance (Ñ)	77,652	6,458
Swisscom AG (Æ)(Ñ)	147	52
Syngenta AG (Ñ)	29,104	8,620
UBS AG (Ñ)	215,538	7,247
Zurich Financial Services AG	4,734	1,446

		270,846

Taiwan - 0.3%
Asustek Computer, Inc.	541,000	1,745
China Steel Corp.	844,600	1,388
HON HAI Precision Industry Co., Ltd.	663,000	3,823
Siliconware Precision Industries Co.	936,110	1,610
Taiwan Semiconductor Manufacturing Co., Ltd.	587,924	1,281
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	332,750	3,740
United Microelectronics Corp.	1,255,596	764

		14,351

Thailand - 0.1%
Bangkok Bank PCL	819,310	3,611
Banpu PCL	184,600	2,546

		6,157

Turkey - 0.0%
Turkcell Iletisim Hizmet AS - ADR	26,700	538

		538

United Kingdom - 16.6%
3i Group PLC	264,863	4,498

48	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Amec PLC - GDR	40,375	633
Anglo American PLC	65,179	4,185
Antofagasta PLC	144,842	2,285
ARM Holdings PLC (Ñ)	4,188,871	8,324
Associated British Foods PLC	155,600	2,704
AstraZeneca PLC	37,576	1,581
Atkins WS PLC	32,563	682
Autonomy Corp. PLC (Æ)	344,258	5,835
Aviva PLC	747,349	9,280
BAE Systems PLC	1,494,679	13,781
Barclays PLC	539,100	4,817
BG Group PLC	1,607,418	39,086
BHP Billiton PLC	213,777	7,554
BP PLC	2,188,913	26,568
BP PLC - ADR	111,070	8,085
Brit Insurance Holdings PLC	168,347	814
British American Tobacco PLC	199,665	7,494
British Energy Group PLC	137,275	2,061
British Land Co. PLC (ö)	168,593	2,810
British Sky Broadcasting Group PLC	685,623	7,396
BT Group PLC	606,911	2,667
Cadbury Schweppes PLC	546,047	6,306
Carphone Warehouse Group PLC (Ñ)	1,970,972	10,564
Centrica PLC	312,391	1,815
Charter PLC	50,396	894
Close Brothers Group PLC	55,196	761
Compass Group PLC	766,056	5,158
Davis Service Group PLC	28,268	267
Dawnay Day Treveria PLC	2,767,180	2,762
De La Rue PLC	124,492	2,107
Diageo PLC	1,441,854	29,506
easyJet PLC	548,363	3,343
Eurasian Natural Resources Corp. (Æ)	513,499	12,179
Experian Group, Ltd.	811,070	6,082
Galiform PLC	139,575	189
GKN PLC	805,328	4,522
GlaxoSmithKline PLC	2,348,779	52,032
HBOS PLC	1,735,671	16,003
Home Retail Group PLC	913,323	4,756
HSBC Holdings PLC	444,469	7,746
ICAP PLC	48,557	560
IG Group Holdings PLC	164,657	1,178
International Power PLC	595,183	5,165
ITV PLC	1,832,640	2,387
John Wood Group PLC	394,053	3,337
Johnson Matthey PLC	58,423	2,308
Kazakhmys PLC	94,528	2,943
Kesa Electricals PLC	200,412	822

	Principal Amount ($) or Shares	Market Value $
Kingfisher PLC	2,612,451	6,832
Ladbrokes PLC	632,820	4,092
Land Securities Group PLC (ö)(Ñ)	24,014	730
Legal & General Group PLC	324,910	814
Lloyds TSB Group PLC	1,338,792	11,372
Man Group PLC	1,982,475	22,684
Michael Page International PLC (Ñ)	776,254	4,420
National Express Group PLC	57,385	1,052
National Grid PLC	171,961	2,383
Old Mutual PLC	571,313	1,441
Pearson PLC	119,691	1,543
Petrofac, Ltd.	48,741	568
Premier Farnell PLC	30,630	108
Premier Oil PLC (Æ)	10,115	311
Provident Financial PLC	7,075	125
Prudential PLC	65,067	886
Reckitt Benckiser Group PLC	459,046	26,746
Reed Elsevier PLC	19,215	243
Regus Group PLC (Æ)	175,646	321
Rio Tinto PLC	73,160	8,492
Royal & Sun Alliance Insurance Group	557,116	1,478
Royal Bank of Scotland Group PLC	3,190,326	21,553
Royal Dutch Shell PLC Class A (Ñ)	1,034,871	41,661
Royal Dutch Shell PLC Class B	171,703	6,855
SABMiller PLC	27,460	632
Scottish & Southern Energy PLC	245,345	6,762
Severn Trent PLC	35,700	1,031
Shire PLC	50,961	937
Smith & Nephew PLC	284,639	3,684
Smiths Group PLC	303,058	5,818
Stagecoach Group PLC	259,641	1,316
Standard Chartered PLC	517,695	18,343
Taylor Wimpey PLC	496,179	1,258
Tesco PLC	1,507,978	12,746
Thomson Reuters PLC (Æ)	6,590	205
Trinity Mirror PLC	238,900	1,284
TUI Travel PLC	354,500	1,664
Tullett Prebon PLC	119,737	1,029
Unilever PLC	642,387	21,628
Vodafone Group PLC	7,682,121	24,298
Vodafone Group PLC - ADR	338,170	10,706
Weir Group PLC (The)	35,460	583
Wellstream Holdings PLC (Æ)	47,339	1,186
William Hill PLC	760,954	5,799
WM Morrison Supermarkets PLC	151,935	860
WPP Group PLC	2,240,829	27,330
Xstrata PLC	183,324	14,239

		678,880

International Securities Fund	49

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States - 0.5%
Las Vegas Sands Corp. (Æ)(Ñ)	85,623	6,526
Philip Morris International, Inc. (Æ)	101,600	5,185
Synthes, Inc.	62,109	8,514

		20,225

Total Common Stocks
(cost $3,255,630)		3,751,579

Preferred Stocks - 0.4%
Brazil - 0.1%
Banco Itau Holding Financeira SA	120,600	3,441
Usinas Siderurgicas de Minas Gerais SA	34,500	1,685

		5,126

Germany - 0.3%
Henkel KGaA (Æ)(Ñ)	170,475	7,249
Porsche Automobil Holding SE	10,890	1,992
RWE AG (Æ)	6,537	608
Volkswagen AG (Æ)	494	81

		9,930

South Korea - 0.0%
Hyundai Motor Co.	21,000	753
Samsung Electronics Co., Ltd.	1,600	821

		1,574

Total Preferred Stocks
(cost $16,889)		16,630

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Switzerland - 0.0%
Swiss Market Index
Jun 2008 7,218.00 CHF Put (380)	26,471	1,834

Total Options Purchased
(cost $1,903)		1,834

A portion of the portfolio has been fair valued as of period end.

	Principal Amount ($) or Shares	Market Value $
Warrants & Rights - 0.1%
Australia - 0.0%
Wesfarmers, Ltd.
2008 Warrants (Æ)	21,707	172

Sweden - 0.0%
JM AB 2008 Warrants (Æ)	30,300	28

Switzerland - 0.0%
UBS AG 2008 Warrants (Æ)	19,038	32

United States - 0.1%
Bharti Airtel, Ltd.(Þ) 2012 Warrants (Æ)	103,800	2,287

Total Warrants & Rights
(cost $1,765)		2,519

Short-Term Investments - 7.0%
United States - 7.0%
Russell Investment Company Money Market Fund	266,124,000	266,124
United States Treasury Bills (ç)(ž)(§) 0.670% due 06/19/08	21,500	21,481

		287,605

Total Short-Term Investments
(cost $287,605)		287,605

Other Securities - 22.2%
Russell Investment Company Money Market Fund (×)	197,439,320	197,439
State Street Securities Lending Quality Trust (×)	710,576,691	710,577

Total Other Securities
(cost $908,016)		908,016

Total Investments - 121.5%
(identified cost $4,471,808)		4,968,183

Other Assets and Liabilities, Net - (21.5%)		(880,535)

Net Assets - 100.0%		4,087,648

See accompanying notes which are an integral part of the financial statements.

50	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands) expiration date 05/08 (208)	EUR	19,731	1,453
CAC-40 Index (France) expiration date 05/08 (410)	EUR	20,338	1,094
DAX Index (Germany) expiration date 06/08 (118)	EUR	20,623	2,756
EUR STOXX 50 Index (EMU) expiration date 06/08 (963)	EUR	36,218	3,593
FTSE-100 Index (UK) expiration date 06/08 (812)	GBP	49,508	8,234
Hang Seng Index (Hong Kong) expiration date 05/08 (211)	HKD	271,504	286
MIB-30 (Italy) expiration date 06/08 (32)	EUR	5,297	582
MSCI Singapore Index expiration date 05/08 (9)	SGD	698	(8)
SPI 200 Index (Australia) expiration date 06/08 (131)	AUD	18,343	1,088
TOPIX Index (Japan) expiration date 06/08 (573)	JPY	7,752,690	6,774

Short Positions
DAX Index (Germany) expiration date 06/08 (59)	EUR	10,312	(441)
IBEX Plus Index (Spain) expiration date 05/08 (52)	EUR	7,123	(309)
OMX Index expiration date 05/08 (788)	SEK	77,145	(282)
SPI 200 Index (Australia) expiration date 06/08 (220)	AUD	30,806	(2,031)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			22,789

Options Written (Number of Contracts)	Notional Amount		Market Value $
Switzerland
Swiss Market Index Jun 2008 7,218.00 Call (380)	CHF	26,471	(2,886)

Total Liability for Options Written (premiums received $1,903)			(2,886)

See accompanying notes which are an integral part of the financial statements.

International Securities Fund	51

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	67	AUD	79	05/01/08	7
USD	161	AUD	172	05/01/08	1
USD	238	AUD	253	05/05/08	1
USD	444	AUD	500	06/18/08	24
USD	453	AUD	500	06/18/08	16
USD	453	AUD	500	06/18/08	16
USD	460	AUD	500	06/18/08	9
USD	460	AUD	500	06/18/08	8
USD	460	AUD	500	06/18/08	8
USD	461	AUD	500	06/18/08	8
USD	464	AUD	500	06/18/08	5
USD	743	AUD	800	06/18/08	7
USD	886	AUD	1,000	06/18/08	52
USD	913	AUD	1,000	06/18/08	25
USD	920	AUD	1,000	06/18/08	18
USD	932	AUD	1,000	06/18/08	5
USD	1,273	AUD	1,358	06/18/08	—
USD	5,996	AUD	6,500	06/18/08	98
USD	7,264	AUD	7,750	06/18/08	3
USD	7,635	AUD	8,147	06/18/08	3
USD	8,286	AUD	9,000	06/18/08	152
USD	12,854	AUD	13,950	06/18/08	226
USD	16,544	AUD	17,652	06/18/08	6
USD	17,043	AUD	18,809	06/18/08	592
USD	848	CHF	878	05/05/08	(1)
USD	142	CHF	148	05/06/08	1
USD	172	CHF	179	05/06/08	1
USD	480	CHF	499	05/06/08	2
USD	581	CHF	602	05/06/08	—
USD	712	CHF	741	05/06/08	3
USD	4,718	CHF	4,653	06/18/08	(224)
USD	4,720	CHF	4,653	06/18/08	(226)
USD	6,416	CHF	6,469	06/18/08	(169)
USD	14,332	CHF	14,127	06/18/08	(689)
USD	25,326	CHF	24,980	06/18/08	(1,203)
USD	76	DKK	363	05/05/08	—
USD	4	DKK	19	06/18/08	—
USD	34	DKK	160	06/18/08	(1)
USD	108	DKK	516	06/18/08	—
USD	120	EUR	77	05/02/08	—
USD	391	EUR	250	05/02/08	—
USD	672	EUR	431	05/02/08	—
USD	787	EUR	506	05/02/08	3
USD	2,138	EUR	1,368	05/02/08	(2)
USD	198	EUR	127	05/05/08	1
USD	452	EUR	290	05/05/08	—
USD	980	EUR	629	05/05/08	2

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	2,080	EUR	1,335	05/05/08	5
USD	137	EUR	88	05/06/08	—
USD	231	EUR	148	05/06/08	1
USD	232	EUR	149	05/06/08	1
USD	260	EUR	167	05/06/08	1
USD	1,082	EUR	695	05/06/08	4
USD	8,837	EUR	5,639	06/05/08	(45)
USD	8,924	EUR	5,632	06/05/08	(143)
USD	1,528	EUR	1,000	06/18/08	30
USD	1,535	EUR	1,000	06/18/08	23
USD	1,535	EUR	1,000	06/18/08	23
USD	1,570	EUR	1,000	06/18/08	(12)
USD	1,577	EUR	1,000	06/18/08	(19)
USD	1,578	EUR	1,000	06/18/08	(20)
USD	2,049	EUR	1,307	06/18/08	(13)
USD	2,337	EUR	1,500	06/18/08	—
USD	3,071	EUR	2,000	06/18/08	45
USD	3,088	EUR	1,986	06/18/08	7
USD	3,106	EUR	2,000	06/18/08	10
USD	3,109	EUR	2,000	06/18/08	7
USD	3,109	EUR	2,000	06/18/08	7
USD	3,115	EUR	2,000	06/18/08	1
USD	3,173	EUR	2,000	06/18/08	(57)
USD	3,183	EUR	2,000	06/18/08	(67)
USD	4,543	EUR	3,000	06/18/08	131
USD	4,751	EUR	3,000	06/18/08	(77)
USD	4,773	EUR	3,000	06/18/08	(99)
USD	5,300	EUR	3,500	06/18/08	153
USD	5,714	EUR	3,664	06/18/08	(6)
USD	7,456	EUR	5,000	06/18/08	334
USD	7,658	EUR	5,000	06/18/08	132
USD	8,775	EUR	5,546	06/18/08	(134)
USD	11,541	EUR	7,362	06/18/08	(71)
USD	25,286	EUR	15,973	06/18/08	(400)
USD	37,335	EUR	24,600	06/18/08	993
USD	37,583	EUR	24,800	06/18/08	1,056
USD	48,042	EUR	31,700	06/18/08	1,348
USD	107,986	EUR	71,300	06/18/08	3,101
USD	9	GBP	14	05/01/08	18
USD	62	GBP	11	05/01/08	(40)
USD	301	GBP	151	05/01/08	—
USD	1,553	GBP	789	05/01/08	16
USD	1,280	GBP	645	05/02/08	3
USD	981	GBP	500	06/18/08	10
USD	982	GBP	500	06/18/08	8
USD	986	GBP	500	06/18/08	5
USD	1,008	GBP	500	06/18/08	(17)

See accompanying notes which are an integral part of the financial statements.

52	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,430	GBP	719	06/18/08	(4)
USD	1,578	GBP	800	06/18/08	8
USD	1,962	GBP	1,000	06/18/08	20
USD	1,974	GBP	1,000	06/18/08	8
USD	1,975	GBP	1,000	06/18/08	7
USD	1,986	GBP	1,000	06/18/08	(5)
USD	1,989	GBP	1,000	06/18/08	(7)
USD	2,951	GBP	1,500	06/18/08	21
USD	2,958	GBP	1,500	06/18/08	14
USD	2,983	GBP	1,500	06/18/08	(10)
USD	3,488	GBP	1,754	06/18/08	(13)
USD	3,942	GBP	2,000	06/18/08	21
USD	3,990	GBP	2,000	06/18/08	(27)
USD	6,905	GBP	3,500	06/18/08	31
USD	8,533	GBP	4,325	06/18/08	37
USD	9,152	GBP	4,598	06/18/08	(40)
USD	17,975	GBP	9,100	06/18/08	57
USD	62,378	GBP	31,600	06/18/08	240
USD	8	HKD	56	05/01/08	—
USD	27	HKD	208	05/01/08	—
USD	363	HKD	2,831	05/05/08	—
USD	38	HKD	293	06/18/08	—
USD	228	HKD	1,775	06/18/08	—
USD	1,047	HKD	8,117	06/18/08	(4)
USD	138	JPY	13,840	05/01/08	(4)
USD	339	JPY	35,343	05/01/08	1
USD	356	JPY	32,000	05/01/08	(49)
USD	2,213	JPY	230,883	05/01/08	8
USD	2,436	JPY	253,648	05/01/08	4
USD	1,190	JPY	124,448	05/02/08	6
USD	3,915	JPY	409,016	05/02/08	19
USD	1,277	JPY	133,460	05/07/08	6
USD	1,662	JPY	173,643	05/07/08	8
USD	480	JPY	50,000	06/18/08	2
USD	487	JPY	50,000	06/18/08	(5)
USD	978	JPY	100,000	06/18/08	(13)
USD	996	JPY	100,000	06/18/08	(32)
USD	997	JPY	100,000	06/18/08	(32)
USD	1,011	JPY	100,000	06/18/08	(46)
USD	1,012	JPY	100,000	06/18/08	(47)
USD	1,014	JPY	100,000	06/18/08	(49)
USD	1,014	JPY	100,000	06/18/08	(50)
USD	1,490	JPY	150,000	06/18/08	(44)
USD	1,505	JPY	150,000	06/18/08	(58)
USD	1,520	JPY	150,000	06/18/08	(73)
USD	1,936	JPY	200,000	06/18/08	(7)
USD	1,957	JPY	200,000	06/18/08	(28)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,961	JPY	200,000	06/18/08	(32)
USD	1,974	JPY	200,000	06/18/08	(46)
USD	2,477	JPY	250,000	06/18/08	(66)
USD	2,924	JPY	300,000	06/18/08	(31)
USD	3,285	JPY	350,000	06/18/08	90
USD	3,919	JPY	400,000	06/18/08	(61)
USD	4,902	JPY	504,760	06/18/08	(33)
USD	5,214	JPY	535,000	06/18/08	(54)
USD	11,224	JPY	1,150,000	06/18/08	(132)
USD	50,062	JPY	4,831,819	06/18/08	(3,460)
USD	61,011	JPY	6,250,000	06/18/08	(730)
USD	816	NOK	4,151	05/06/08	—
USD	199	NOK	1,002	06/18/08	(3)
USD	891	NOK	4,482	06/18/08	(14)
USD	18,552	NOK	95,769	06/18/08	176
USD	19,006	NOK	98,882	06/18/08	331
USD	44,249	NOK	228,372	06/18/08	410
USD	798	SEK	4,765	06/18/08	(4)
USD	1,034	SEK	6,247	06/18/08	6
USD	2	SGD	3	05/01/08	—
USD	120	SGD	164	05/06/08	—
USD	307	SGD	423	06/18/08	5
USD	571	ZAR	4,357	05/07/08	5
USD	585	ZAR	4,447	05/08/08	3
AUD	132	USD	146	05/01/08	22
AUD	32	USD	30	05/02/08	—
AUD	200	USD	184	06/18/08	(4)
AUD	400	USD	377	06/18/08	2
AUD	450	USD	417	06/18/08	(5)
AUD	500	USD	471	06/18/08	2
AUD	700	USD	626	06/18/08	(30)
AUD	700	USD	628	06/18/08	(28)
AUD	700	USD	635	06/18/08	(21)
AUD	700	USD	641	06/18/08	(16)
AUD	700	USD	643	06/18/08	(13)
AUD	730	USD	673	06/18/08	(12)
AUD	900	USD	815	06/18/08	(29)
AUD	1,150	USD	1,042	06/18/08	(36)
AUD	1,150	USD	1,043	06/18/08	(35)
AUD	1,200	USD	1,105	06/18/08	(20)
AUD	1,300	USD	1,198	06/18/08	(21)
AUD	1,511	USD	1,368	06/18/08	(48)
AUD	2,951	USD	2,674	06/18/08	(92)
AUD	3,200	USD	2,950	06/18/08	(50)
AUD	3,500	USD	3,174	06/18/08	(108)
AUD	3,900	USD	3,592	06/18/08	(65)
AUD	4,601	USD	4,174	06/18/08	(139)

See accompanying notes which are an integral part of the financial statements.

International Securities Fund	53

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
AUD	4,670	USD	4,229	06/18/08	(150)
AUD	4,700	USD	4,395	06/18/08	(12)
AUD	5,751	USD	5,217	06/18/08	(175)
AUD	6,594	USD	5,981	06/18/08	(201)
AUD	6,901	USD	6,261	06/18/08	(210)
AUD	10,329	USD	9,363	06/18/08	(321)
BRL	44	USD	27	05/02/08	—
BRL	511	USD	302	05/02/08	(5)
BRL	1,341	USD	784	05/02/08	(22)
CAD	1,730	USD	1,711	05/02/08	(7)
CAD	2,169	USD	2,151	05/05/08	(2)
CHF	161	USD	156	05/02/08	—
CHF	135	USD	131	05/05/08	—
CHF	577	USD	556	05/06/08	(1)
CHF	4,418	USD	4,372	06/18/08	105
CHF	8,836	USD	8,738	06/18/08	205
CHF	10,596	USD	10,479	06/18/08	246
CHF	22,090	USD	21,856	06/18/08	524
CHF	30,926	USD	30,584	06/18/08	719
DKK	2,935	USD	615	05/02/08	1
DKK	2,988	USD	623	05/05/08	(2)
DKK	675	USD	142	06/18/08	1
DKK	9,335	USD	1,964	06/18/08	15
EUR	53	USD	79	05/01/08	(4)
EUR	540	USD	824	05/01/08	(19)
EUR	5	USD	8	05/02/08	—
EUR	93	USD	144	05/02/08	(2)
EUR	220	USD	344	05/02/08	1
EUR	292	USD	452	05/02/08	(5)
EUR	381	USD	597	05/02/08	2
EUR	450	USD	696	05/02/08	(7)
EUR	28	USD	44	05/05/08	—
EUR	340	USD	531	05/05/08	—
EUR	29	USD	45	05/06/08	—
EUR	346	USD	539	05/06/08	(1)
EUR	604	USD	940	05/06/08	(3)
EUR	5,635	USD	8,654	06/05/08	(131)
EUR	5,636	USD	8,661	06/05/08	(125)
EUR	200	USD	317	06/18/08	5
EUR	800	USD	1,252	06/18/08	6
EUR	800	USD	1,267	06/18/08	21
EUR	1,000	USD	1,557	06/18/08	(2)
EUR	1,000	USD	1,564	06/18/08	6
EUR	1,000	USD	1,567	06/18/08	9
EUR	1,000	USD	1,570	06/18/08	12
EUR	1,500	USD	2,271	06/18/08	(66)
EUR	1,900	USD	2,970	06/18/08	10

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	2,000	USD	3,189	06/18/08	73
EUR	2,500	USD	3,787	06/18/08	(108)
EUR	2,500	USD	3,919	06/18/08	24
EUR	3,000	USD	4,663	06/18/08	(12)
EUR	3,000	USD	4,663	06/18/08	(11)
EUR	3,700	USD	5,807	06/18/08	42
EUR	4,000	USD	6,058	06/18/08	(174)
EUR	4,300	USD	6,526	06/18/08	(173)
EUR	5,000	USD	7,861	06/18/08	71
EUR	6,000	USD	9,087	06/18/08	(261)
EUR	12,000	USD	18,145	06/18/08	(551)
EUR	12,000	USD	18,186	06/18/08	(510)
EUR	22,500	USD	34,095	06/18/08	(960)
EUR	30,900	USD	46,780	06/18/08	(1,362)
EUR	48,111	USD	75,481	06/18/08	523
EUR	19,130	USD	29,790	07/31/08	46
GBP	156	USD	308	05/02/08	(2)
GBP	643	USD	1,266	05/02/08	(13)
GBP	920	USD	1,811	05/02/08	(18)
GBP	962	USD	1,898	05/02/08	(15)
GBP	589	USD	1,168	05/06/08	(4)
GBP	642	USD	1,275	05/06/08	(1)
GBP	400	USD	789	06/18/08	(4)
GBP	500	USD	983	06/18/08	(8)
GBP	500	USD	1,003	06/18/08	12
GBP	600	USD	1,179	06/18/08	(10)
GBP	600	USD	1,184	06/18/08	(5)
GBP	700	USD	1,393	06/18/08	6
GBP	750	USD	1,477	06/18/08	(10)
GBP	900	USD	1,768	06/18/08	(16)
GBP	900	USD	1,774	06/18/08	(10)
GBP	900	USD	1,779	06/18/08	(5)
GBP	900	USD	1,788	06/18/08	5
GBP	1,000	USD	1,964	06/18/08	(18)
GBP	1,000	USD	1,971	06/18/08	(10)
GBP	1,000	USD	1,978	06/18/08	(4)
GBP	1,500	USD	2,958	06/18/08	(15)
GBP	1,600	USD	3,142	06/18/08	(29)
GBP	1,600	USD	3,156	06/18/08	(14)
GBP	3,361	USD	6,615	06/18/08	(45)
GBP	4,200	USD	8,290	06/18/08	(32)
GBP	4,868	USD	9,662	06/18/08	16
GBP	5,900	USD	11,632	06/18/08	(60)
GBP	6,800	USD	13,422	06/18/08	(53)
GBP	8,000	USD	15,812	06/18/08	(41)
GBP	9,682	USD	19,062	06/18/08	(123)
GBP	7,919	USD	15,693	07/31/08	50

See accompanying notes which are an integral part of the financial statements.

54	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
HKD	1,785	USD	229	05/02/08	—
HKD	1,053	USD	135	05/05/08	—
HKD	236	USD	30	06/18/08	—
HKD	743	USD	96	06/18/08	—
JPY	45,972	USD	440	05/07/08	(3)
JPY	30,000	USD	303	06/18/08	14
JPY	40,000	USD	389	06/18/08	3
JPY	50,000	USD	482	06/18/08	—
JPY	70,000	USD	673	06/18/08	(3)
JPY	80,000	USD	785	06/18/08	13
JPY	100,000	USD	974	06/18/08	10
JPY	100,000	USD	1,006	06/18/08	42
JPY	100,000	USD	1,012	06/18/08	48
JPY	110,000	USD	1,072	06/18/08	11
JPY	150,000	USD	1,452	06/18/08	6
JPY	150,000	USD	1,454	06/18/08	7
JPY	160,000	USD	1,567	06/18/08	24
JPY	200,000	USD	1,892	06/18/08	(37)
JPY	200,000	USD	1,943	06/18/08	14
JPY	200,000	USD	2,014	06/18/08	85
JPY	230,000	USD	2,265	06/18/08	47
JPY	268,424	USD	2,635	06/18/08	46
JPY	294,303	USD	2,958	06/18/08	119
JPY	300,000	USD	2,941	06/18/08	48
JPY	300,000	USD	2,958	06/18/08	64
JPY	320,000	USD	3,114	06/18/08	27
JPY	586,232	USD	5,895	06/18/08	241
JPY	586,232	USD	5,895	06/18/08	241
JPY	586,232	USD	5,895	06/18/08	241
JPY	740,308	USD	7,649	06/18/08	507
JPY	900,000	USD	8,695	06/18/08	14
JPY	1,040,000	USD	10,145	06/18/08	114
JPY	1,230,510	USD	12,079	06/18/08	210
JPY	1,400,000	USD	13,370	06/18/08	(133)
MXN	1,062	USD	100	05/02/08	(1)
NOK	64,745	USD	12,560	06/18/08	(101)
SEK	315	USD	54	05/01/08	2
SEK	3,942	USD	657	05/05/08	(1)
SEK	7,330	USD	1,218	05/05/08	(6)
SEK	523	USD	88	06/18/08	1
SEK	530	USD	90	06/18/08	1
SEK	1,061	USD	179	06/18/08	2
SEK	3,705	USD	612	06/18/08	(5)
SEK	5,016	USD	836	06/18/08	—
SEK	77,027	USD	12,752	06/18/08	(80)
SGD	186	USD	135	06/18/08	(2)
SGD	218	USD	162	06/18/08	1

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
SGD	407	USD	296	06/18/08	(5)
SGD	5,803	USD	4,217	06/18/08	(72)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(1,124)

See accompanying notes which are an integral part of the financial statements.

International Securities Fund	55

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR	5,306	1 Month EUR LIBOR plus 0.012%	06/18/08	47
MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	20,899	1 Month DKK LIBOR minus 0.800%	06/18/08	(296)

Total Unrealized Appreciation (Depreciation) on Open Index Swaps						(249)

See accompanying notes which are an integral part of the financial statements.

56	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $

Auto and Transportation	4.6	187,724
Consumer Discretionary	8.5	347,398
Consumer Staples	9.0	368,539
Financial Services	19.6	802,182
Health Care	6.1	248,187
Integrated Oils	6.5	266,180
Materials and Processing	12.3	500,935
Miscellaneous	1.1	43,476
Other Energy	2.3	95,144
Producer Durables	7.0	286,762
Technology	3.9	158,704
Utilities	11.3	462,978
Options Purchased	—	1,834
Warrants & Rights	0.1	2,519
Short-Term Investments	7.0	287,605
Other Securities	22.2	908,016

Total Investments	121.5	4,968,183
Other Assets and Liabilities, Net	(21.5)	(880,535)

Net Assets	100.0	4,087,648

Geographic Diversification	% of Net Assets	Market Value $

Africa	0.5	22,215
Asia	8.6	350,527
Europe	42.6	1,740,468
Japan	16.1	658,452
Latin America	3.7	149,732
Middle East	0.7	30,283
Netherlands Antilles	0.1	4,540
Other Regions	10.4	425,070
United Kingdom	16.6	678,880
Other Securities	22.2	908,016

Total Investments	121.5	4,968,183
Other Assets and Liabilities, Net	(21.5)	(880,535)

Net Assets	100.0	4,087,648

See accompanying notes which are an integral part of the financial statements.

International Securities Fund	57

Russell Investment Company

International Securities Fund

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Australia	3.6
Austria	0.4
Belgium	1.0
Bermuda	1.0
Brazil	1.4
Canada	2.8
Cayman Islands	0.3
China	0.3
Cyprus	—	*
Czech Republic	0.1
Denmark	0.8
Egypt	0.3
Finland	1.2
France	11.2
Germany	7.5
Greece	0.3
Hong Kong	1.5
India	0.4
Indonesia	0.1
Ireland	0.3
Israel	0.5
Italy	2.9
Japan	16.1
Luxembourg	0.4
Malaysia	0.1
Mauritius	—	*
Mexico	0.8
Netherlands	4.5
Netherlands Antilles	0.1
New Zealand	0.1
Norway	0.8
Papue New Guinea	—	*
Portugal	0.1
Russia	0.4
Singapore	0.8
South Africa	0.5
South Korea	1.3
Spain	2.9
Sweden	0.9
Switzerland	6.6
Taiwan	0.3
Thailand	0.1
Turkey	—	*
United Kingdom	16.6
United States	0.5
Preferred Stocks	0.4
Options Purchased	—	*
Warrants & Rights	0.1

Categories	% of Net Assets

Short-Term Investments	7.0
Other Securities	22.2

Total Investments	121.5
Other Assets and Liabilities, Net	(21.5)

Net Assets	100.0

Futures Contracts	0.6
Options Written	(0.1)
Foreign Currency Exchange Contracts	(—	)*
Index Swaps	(—	)*

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

58	International Securities Fund

Russell Investment Company

Global Equity Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$897.40	$1,017.16
Expenses Paid During Period*	$7.31	$7.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$894.40	$1,013.43
Expenses Paid During Period*	$10.83	$11.51

*	Expenses are equal to the Fund’s annualized expense ratio of 2.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$896.90	$1,017.16
Expenses Paid During Period*	$7.31	$7.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Global Equity Fund	59

Russell Investment Company

Global Equity Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$898.90	$1,018.40
Expenses Paid During Period*	$6.14	$6.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

60	Global Equity Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.6%
Belgium - 0.6%
Dexia SA (Ñ)	35,654	985
Fortis (Ñ)	18,992	515
InBev NV (Ñ)	59,390	4,892
Tessenderlo Chemie NV	17,084	805

		7,197

Bermuda - 2.8%
Axis Capital Holdings, Ltd.	170,200	5,772
Central European Media Enterprises, Ltd. Class A (Æ)(Ñ)	59,200	6,276
Cheung Kong Infrastructure Holdings, Ltd.	452,000	1,951
GOME Electrical Appliances Holdings, Ltd.	1,467,000	3,353
Midland Holdings, Ltd.	1,346,000	1,389
Pacific Basin Shipping, Ltd.	3,268,529	6,003
RenaissanceRe Holdings, Ltd.	48,200	2,479
TBS International, Ltd. Class A (Æ)(Ñ)	29,200	1,173
Tyco Electronics, Ltd.	77,000	2,881
Warner Chilcott, Ltd. (Æ)(Ñ)	55,600	957

		32,234

Brazil - 2.7%
B2W Cia Global Do Varejo	59,600	1,976
Banco Itau Holding Financeira SA - ADR	245,900	6,897
Bovespa Holding SA - ADR	313,500	4,696
Cia Vale do Rio Doce - ADR (Æ)	186,100	5,925
Gol Linhas Aereas Inteligentes SA - ADR (Ñ)	122,100	1,984
Petroleo Brasileiro SA - ADR	70,500	7,128
Tam SA - ADR (Æ)(Ñ)	117,700	2,778

		31,384

British Virgin Islands - 0.3%
China New Town Development Co., Ltd. (Æ)	1,214,900	223
UTI Worldwide, Inc. (Ñ)	120,000	2,638

		2,861

Canada - 0.2%
Agrium, Inc.	25,800	2,038

	Principal Amount ($) or Shares	Market Value $
Cayman Islands - 3.1%
ACE, Ltd.	132,900	8,013
Chaoda Modern Agriculture	1,856,000	2,671
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	77,700	2,462
Hutchison Telecommunications International, Ltd.	2,907,000	4,089
Kingboard Laminates Holdings, Ltd.	1,335,000	913
Noble Corp. (Ñ)	93,600	5,268
Transocean, Inc. (Æ)(Ñ)	84,573	12,471

		35,887

China - 1.0%
China Shenhua Energy Co., Ltd.	897,000	4,142
Industrial & Commercial Bank of China	6,211,000	4,925
Zhejiang Expressway Co., Ltd. Class H	2,038,000	2,151

		11,218

Denmark - 0.4%
D/S Norden (Æ)(Ñ)	46,075	5,077

Egypt - 0.7%
Egyptian Financial Group-Hermes Holding (Æ)	161,066	1,655
Orascom Telecom Holding SAE	396,806	5,986

		7,641

Finland - 0.7%
Fortum OYJ	114,410	4,838
Nokia OYJ	110,800	3,335

		8,173

France - 3.6%
Accor SA (Ñ)	62,580	5,162
Alcatel-Lucent (Ñ)	1,897,391	12,779
Credit Agricole SA (Ñ)	28,109	946
Groupe Danone (Ñ)	57,420	5,087
LVMH Moet Hennessy Louis Vuitton SA	7,600	868
Pernod-Ricard SA (Ñ)	45,300	5,223
Peugeot SA	84,814	5,939
Publicis Groupe	125,300	5,067
Vallourec	4,900	1,337

		42,408

Global Equity Fund	61

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Germany - 2.5%
Bayer AG (Æ)	33,500	2,856
Bayerische Motoren Werke AG	62,700	3,439
Daimler AG	9,700	753
Deutsche Boerse AG (Ñ)	31,755	4,644
E.ON AG (Ñ)	53,744	10,930
Salzgitter AG	12,113	2,474
SAP AG	81,300	4,102

		29,198

Hong Kong - 0.8%
Cheung Kong Holdings, Ltd.	115,000	1,800
Citic Pacific, Ltd.	194,000	905
CLP Holdings, Ltd.	490,500	3,882
Hang Lung Group, Ltd.	69	—
HongKong Electric Holdings	423,500	2,666

		9,253

Ireland - 0.7%
Anglo Irish Bank Corp. PLC (Ñ)	250,330	3,447
Bank of Ireland	341,600	4,760

		8,207

Israel - 0.2%
Teva Pharmaceutical Industries, Ltd. - ADR	59,500	2,783

Italy - 1.7%
Assicurazioni Generali SpA	37,679	1,668
Enel SpA (Ñ)	742,980	8,070
Fiat SpA	117,088	2,607
Luxottica Group SpA (Ñ)	79,800	2,241
UniCredit SpA	681,182	5,140

		19,726

Japan - 8.9%
Aeon Mall Co., Ltd. (Ñ)	154,800	4,880
Alfresa Holdings Corp. (Ñ)	24,900	1,753
Canon, Inc.	52,200	2,614
Daiwa Securities Group, Inc.	704,000	7,048
Honda Motor Co., Ltd.	128,300	4,087
Itouchu Corp.	747,000	7,870
Japan Tobacco, Inc.	714	3,464
Kansai Electric Power Co., Inc. (The)	125,800	2,998
Kawasaki Kisen Kaisha, Ltd. (Ñ)	131,000	1,322
KDDI Corp.	515	3,315
Kyushu Electric Power Co., Inc.	239,400	5,444

	Principal Amount ($) or Shares	Market Value $
Marubeni Corp.	139,000	1,101
Mitsubishi Corp.	47,800	1,547
Mitsubishi Steel Manufacturing Co., Ltd. (Ñ)	248,000	896
Mitsui OSK Lines, Ltd.	89,000	1,217
Nikon Corp. (Ñ)	218,000	6,351
Nintendo Co., Ltd.	10,600	5,875
Nippon Denko Co., Ltd.	144,000	1,726
Nippon Telegraph & Telephone Corp.	1,765	7,631
Nipro Corp. (Ñ)	86,000	1,463
Nomura Holdings, Inc.	168,700	2,937
NTT DoCoMo, Inc.	5,307	7,850
Osaka Gas Co., Ltd.	685,000	2,444
Rohm Co., Ltd.	72,300	5,080
Sumitomo Corp. (Ñ)	300,000	4,005
Sumitomo Metal Industries, Ltd.	438,000	1,852
Toho Pharmaceutical Co., Ltd. (Ñ)	71,300	1,471
Toyota Motor Corp.	101,000	5,137

		103,378

Luxembourg - 0.2%
ArcelorMittal	24,700	2,183

Mexico - 1.8%
America Movil SAB de CV	264,300	15,319
Grupo Financiero Banorte SAB de CV	1,123,300	4,959
Grupo Televisa SA - ADR	35,000	864

		21,142

Netherlands - 0.3%
ASML Holding NV	36,790	1,042
TomTom NV (Æ)(Ñ)	84,787	2,950

		3,992

Netherlands Antilles - 0.4%
Schlumberger, Ltd.	41,700	4,193

Oman - 0.3%
Bank Muscat SAOG - GDR	177,975	3,681

Panama - 0.4%
Carnival Corp. (Ñ)	121,400	4,877

Russia - 0.9%
Gazprom OAO - ADR	136,450	7,244
Sberbank	979,270	3,172

		10,416

62	Global Equity Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Singapore - 0.2%
Neptune Orient Lines, Ltd. (Ñ)	630,000	1,489
Singapore Petroleum Co., Ltd.	164,000	871

		2,360

South Korea - 0.2%
Samsung Electronics Co., Ltd.	3,700	2,634

Spain - 2.0%
Iberdrola Renovables (Æ)(Ñ)	621,005	4,511
Telefonica SA	633,361	18,374

		22,885

Sweden - 0.4%
Atlas Copco AB Class A (Ñ)	185,991	2,991
JM AB (Ñ)	100	2
Peab AB	59,200	511
Peab Industri AB Class B (Æ)	26,300	263
Skandinaviska Enskilda Banken AB Class A	57,400	1,392

		5,159

Switzerland - 5.8%
ABB, Ltd.	187,874	5,760
Adecco SA (Ñ)	102,700	6,143
Compagnie Financiere Richemont SA Class A	68,500	4,160
Credit Suisse Group (Ñ)	116,400	6,235
Julius Baer Holding AG	168,886	12,490
Nestle SA	20,162	9,659
Novartis AG	96,600	4,906
Swisscom AG (Æ)(Ñ)	16,043	5,722
UBS AG (Ñ)	185,700	6,243
Zurich Financial Services AG	22,220	6,785

		68,103

United Kingdom - 10.4%
Anglo American PLC	65,454	4,203
AstraZeneca PLC	45,546	1,916
Aviva PLC	212,301	2,636
BAE Systems PLC	442,050	4,076
BG Group PLC	183,263	4,456
BHP Billiton PLC	188,758	6,670
BP PLC	63,288	768
British Airways PLC	399,018	1,781
British American Tobacco PLC	130,183	4,886
British Sky Broadcasting Group PLC	355,100	3,830
Cadbury Schweppes PLC	68,200	788

	Principal Amount ($) or Shares	Market Value $
Centrica PLC	268,744	1,562
Diageo PLC	337,304	6,903
Experian Group, Ltd.	467,200	3,503
GlaxoSmithKline PLC	214,400	4,750
HSBC Holdings PLC	57,100	995
Laird Group PLC	186,013	1,835
Lloyds TSB Group PLC	388,300	3,298
Old Mutual PLC	1,559,764	3,934
Prudential PLC	458,320	6,243
Rio Tinto PLC	59,221	6,874
Rolls-Royce Group PLC (Æ)	56,405,729	6,108
Shire PLC	199,337	3,666
Standard Chartered PLC	103,717	3,675
Standard Life PLC	490,176	2,416
Tesco PLC	593,000	5,012
Vedanta Resources PLC	49,005	2,160
Venture Production PLC (Ñ)	186,409	2,743
Vodafone Group PLC	3,024,428	9,566
Xstrata PLC	122,919	9,547

		120,800

United States - 37.4%
Aetna, Inc.	67,200	2,930
Aflac, Inc.	19,200	1,280
Altria Group, Inc.	147,000	2,940
Amazon.Com, Inc. (Æ)(Ñ)	93,000	7,313
American International Group, Inc.	21,200	979
American Tower Corp. Class A (Æ)	298,100	12,943
Amtrust Financial Services, Inc. (Ñ)	183,800	2,858
Annaly Capital Management, Inc. (ö)	161,000	2,698
Apache Corp.	24,500	3,300
Apple, Inc. (Æ)	41,100	7,149
Arch Coal, Inc.	91,000	5,220
AT&T, Inc.	105,100	4,068
ATP Oil & Gas Corp. (Æ)	58,700	1,687
Baker Hughes, Inc.	76,500	6,187
Bank of New York Mellon Corp. (The)	140,000	6,094
Bed Bath & Beyond, Inc. (Æ)(Ñ)	100,300	3,260
Best Buy Co., Inc. (Ñ)	41,000	1,764
BMC Software, Inc. (Æ)(Ñ)	27,500	956
Capital One Financial Corp. (Ñ)	56,000	2,968
Celgene Corp. (Æ)(Ñ)	40,000	2,486
Cephalon, Inc. (Æ)(Ñ)	34,900	2,178
Charles Schwab Corp. (The)	130,300	2,814
Chevron Corp.	41,200	3,961
Cleveland-Cliffs, Inc. (Ñ)	15,000	2,406
Coca-Cola Co. (The)	56,400	3,320
ConocoPhillips	25,000	2,154

Global Equity Fund	63

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consol Energy, Inc.	44,100	3,570
Corning, Inc.	156,700	4,185
Cummins, Inc.	40,000	2,506
Danaher Corp.	62,600	4,884
Deere & Co.	67,900	5,708
Dell, Inc. (Æ)	339,500	6,325
Discover Financial Services	137,800	2,509
DR Horton, Inc. (Ñ)	305,600	4,734
Earthlink, Inc. (Æ)(Ñ)	520,700	4,754
ENSCO International, Inc.	34,300	2,186
Exxon Mobil Corp.	156,300	14,547
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	60,700	6,905
FTD Group, Inc. (Ñ)	66,700	917
Genco Shipping & Trading, Ltd. (Ñ)	18,900	1,279
Genentech, Inc. (Æ)	101,900	6,950
Gilead Sciences, Inc.(Æ)	150	7,769
Goldman Sachs Group, Inc. (The)	64,100	12,267
Google, Inc. Class A (Æ)	37,300	21,421
Health Net, Inc. (Æ)	18,800	551
Healthspring, Inc. (Æ)	103,300	1,740
Hess Corp.	32,400	3,441
Hewlett-Packard Co.	337,200	15,629
Home Depot, Inc.	165,700	4,772
Hovnanian Enterprises, Inc. Class A (Æ)(Ñ)	169,700	2,006
Humana, Inc. (Æ)	34,500	1,649
Intel Corp.	549,100	12,223
International Business Machines Corp.	79,300	9,571
Johnson Controls, Inc.	139,100	4,905
JPMorgan Chase & Co.	299,800	14,285
Juniper Networks, Inc. (Æ)	345,400	9,540
Lam Research Corp. (Æ)(Ñ)	17,400	711
Lennar Corp. Class A (Ñ)	73,700	1,358
Lincare Holdings, Inc. (Æ)(Ñ)	79,600	1,937
Lockheed Martin Corp.	26,800	2,842
Marathon Oil Corp.	35,500	1,618
Marriott International, Inc. Class A	85,400	2,929
Mastercard, Inc. Class A (Ñ)	4,400	1,224
McDonald’s Corp.	255,100	15,199
MEMC Electronic Materials, Inc. (Æ)	19,900	1,253
Merck & Co., Inc.	56,200	2,138
Merrill Lynch & Co., Inc.	193,600	9,647
Microsoft Corp.	90,200	2,572
Monsanto Co.	16,600	1,893
Monster Worldwide, Inc. (Æ)(Ñ)	87,600	2,131

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley	98,500	4,787
Mosaic Co. (The) (Æ)	39,300	4,815
Murphy Oil Corp.	58,500	5,285
NII Holdings, Inc. (Æ)	85,300	3,902
Oracle Corp. (Æ)	464,600	9,687
Peabody Energy Corp.	54,700	3,344
Pfizer, Inc.	393,100	7,905
Philip Morris International, Inc. (Æ)	147,000	7,501
Precision Castparts Corp.	11,600	1,364
Procter & Gamble Co.	10,300	691
Red Hat, Inc. (Æ)(Ñ)	123,500	2,540
Ross Stores, Inc.	51,100	1,711
Schering-Plough Corp.	244,500	4,501
Smith International, Inc. (Ñ)	66,200	5,065
Sprint Nextel Corp.	775,500	6,196
Starwood Hotels & Resorts Worldwide, Inc. (ö)	17,400	908
Texas Instruments, Inc. (Ñ)	58,300	1,700
Thermo Fisher Scientific, Inc. (Æ)	17,500	1,013
Travelers Cos., Inc. (The)	61,400	3,095
Union Pacific Corp. (Ñ)	36,600	5,314
Unit Corp. (Æ)	17,100	1,086
United Technologies Corp.	90,100	6,530
Valero Energy Corp.	22,500	1,099
Wal-Mart Stores, Inc.	103,200	5,984
WellPoint, Inc. (Æ)	82,300	4,094

		437,210

Total Common Stocks
(cost $1,017,314)		1,068,298

Preferred Stocks - 0.2%
United States - 0.2%
Merrill Lynch & Co., Inc. (Æ)	16	1,405

Total Preferred Stocks
(cost $1,600)		1,405

Warrants & Rights - 0.0%
Sweden - 0.0%
JM AB (Æ)	100	—

Switzerland - 0.0%
UBS AG (Æ)	186	314

Total Warrants & Rights
(cost $—)		314

64	Global Equity Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 8.2%
United States - 8.2%
Russell Investment Company Money Market Fund	87,907,000	87,907
United States Treasury Bills (ç)(ž)(§)
0.670% due 06/19/08	7,500	7,493

Total Short-Term Investments
(cost $95,400)		95,400

Other Securities - 14.2%
Russell Investment Company Money Market Fund (×)	36,144,211	36,144
State Street Securities Lending Quality Trust (×)	130,081,658	130,082

Total Other Securities
(cost $166,226)		166,226

Total Investments - 114.2%
(identified cost $1,280,540)		1,331,643

Other Assets and Liabilities, Net - (14.2%)		(165,136)

Net Assets - 100.0%		1,166,507

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund	65

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
EUR STOXX 50 Index (EMU) expiration date 06/08 (386)	EUR	14,517	1,504
FTSE 100 Index (United Kingdom) expiration date 06/08 (82)	GBP	5,000	739
Hang Seng Index (Hong Kong) expiration date 05/08 (8)	HKD	10,294	14
S&P 500 E-Mini expiration date 06/08 (220)	USD	15,246	821
S&P 500 Index expiration date 06/08 (85)	USD	29,453	946
SPI 200 Index (Australia) expiration date 06/08 (24)	AUD	3,361	150
TOPIX Index (Japan) expiration date 06/08 (71)	JPY	960,630	811
TSE 60 Index (Canada) expiration date 06/08 (26)	CAD	4,301	147

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			5,134

See accompanying notes which are an integral part of the financial statements.

66	Global Equity Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	12	AUD	14	05/01/08	2
USD	90	AUD	100	06/18/08	3
USD	91	AUD	100	06/18/08	3
USD	91	AUD	100	06/18/08	3
USD	92	AUD	100	06/18/08	2
USD	92	AUD	100	06/18/08	2
USD	92	AUD	100	06/18/08	2
USD	92	AUD	100	06/18/08	1
USD	92	AUD	100	06/18/08	1
USD	182	AUD	200	06/18/08	6
USD	183	AUD	200	06/18/08	5
USD	183	AUD	200	06/18/08	4
USD	184	AUD	200	06/18/08	3
USD	188	AUD	200	06/18/08	—
USD	230	AUD	250	06/18/08	4
USD	646	AUD	700	06/18/08	10
USD	737	AUD	800	06/18/08	12
USD	1,041	AUD	1,130	06/18/08	17
USD	2,459	AUD	2,670	06/18/08	40
USD	3,688	AUD	4,000	06/18/08	57
USD	98	CAD	100	06/18/08	1
USD	98	CAD	100	06/18/08	1
USD	98	CAD	100	06/18/08	1
USD	98	CAD	100	06/18/08	1
USD	99	CAD	100	06/18/08	1
USD	195	CAD	200	06/18/08	3
USD	198	CAD	200	06/18/08	—
USD	199	CAD	200	06/18/08	(1)
USD	200	CAD	200	06/18/08	(2)
USD	201	CAD	200	06/18/08	(3)
USD	202	CAD	200	06/18/08	(4)
USD	203	CAD	200	06/18/08	(5)
USD	296	CAD	300	06/18/08	1
USD	298	CAD	300	06/18/08	(1)
USD	299	CAD	300	06/18/08	(2)
USD	352	CAD	350	06/18/08	(5)
USD	707	CAD	700	06/18/08	(13)
USD	1,207	CAD	1,200	06/18/08	(19)
USD	3,035	CAD	3,005	06/18/08	(59)
USD	4,429	CAD	4,400	06/18/08	(71)
USD	201	CHF	208	05/02/08	—
USD	93	EUR	59	05/02/08	—
USD	298	EUR	191	05/02/08	1
USD	509	EUR	326	05/02/08	(1)
USD	513	EUR	328	05/02/08	(1)
USD	90	EUR	57	05/05/08	—
USD	207	EUR	133	05/05/08	1

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	282	EUR	181	05/05/08	1
USD	302	EUR	194	05/05/08	1
USD	118	EUR	76	05/06/08	—
USD	183	EUR	117	05/06/08	—
USD	223	EUR	143	05/06/08	1
USD	249	EUR	160	05/06/08	—
USD	311	EUR	200	06/18/08	(1)
USD	473	EUR	300	06/18/08	(7)
USD	473	EUR	300	06/18/08	(7)
USD	626	EUR	400	06/18/08	(5)
USD	757	EUR	500	06/18/08	19
USD	764	EUR	500	06/18/08	13
USD	779	EUR	500	06/18/08	(2)
USD	790	EUR	500	06/18/08	(13)
USD	793	EUR	500	06/18/08	(16)
USD	930	EUR	600	06/18/08	2
USD	933	EUR	600	06/18/08	(1)
USD	1,258	EUR	800	06/18/08	(15)
USD	1,275	EUR	800	06/18/08	(33)
USD	1,563	EUR	1,000	06/18/08	(10)
USD	1,640	EUR	1,100	06/18/08	68
USD	2,122	EUR	1,400	06/18/08	53
USD	3,642	EUR	2,400	06/18/08	86
USD	6,359	EUR	4,200	06/18/08	166
USD	8,329	EUR	5,500	06/18/08	215
USD	10,912	EUR	7,200	06/18/08	272
USD	29,976	EUR	19,750	06/18/08	703
USD	—	GBP	2	05/01/08	5
USD	82	GBP	41	05/01/08	—
USD	231	GBP	116	05/01/08	1
USD	27	GBP	14	05/06/08	—
USD	66	GBP	34	05/06/08	1
USD	197	GBP	100	06/18/08	1
USD	197	GBP	100	06/18/08	1
USD	198	GBP	100	06/18/08	(1)
USD	391	GBP	200	06/18/08	5
USD	393	GBP	200	06/18/08	3
USD	394	GBP	200	06/18/08	1
USD	395	GBP	200	06/18/08	1
USD	397	GBP	200	06/18/08	(2)
USD	403	GBP	200	06/18/08	(7)
USD	586	GBP	300	06/18/08	7
USD	588	GBP	300	06/18/08	6
USD	788	GBP	400	06/18/08	3
USD	789	GBP	400	06/18/08	2
USD	794	GBP	400	06/18/08	(3)
USD	1,439	GBP	730	06/18/08	5

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund	67

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,778	GBP	900	06/18/08	2
USD	3,158	GBP	1,600	06/18/08	6
USD	10,713	GBP	5,430	06/18/08	28
USD	11,843	GBP	6,000	06/18/08	25
USD	1	HKD	10	05/01/08	—
USD	15	HKD	120	05/02/08	—
USD	20	HKD	153	05/02/08	—
USD	56	JPY	5,846	05/01/08	1
USD	1,078	JPY	112,592	05/01/08	5
USD	186	JPY	19,438	05/07/08	1
USD	259	JPY	27,051	05/07/08	1
USD	194	JPY	20,000	06/18/08	(3)
USD	195	JPY	20,000	06/18/08	(3)
USD	196	JPY	20,000	06/18/08	(4)
USD	202	JPY	20,000	06/18/08	(10)
USD	203	JPY	20,000	06/18/08	(11)
USD	294	JPY	30,000	06/18/08	(6)
USD	387	JPY	40,000	06/18/08	(3)
USD	394	JPY	40,000	06/18/08	(10)
USD	395	JPY	40,000	06/18/08	(11)
USD	397	JPY	40,000	06/18/08	(14)
USD	486	JPY	50,000	06/18/08	(7)
USD	487	JPY	50,000	06/18/08	(8)
USD	494	JPY	50,000	06/18/08	(15)
USD	498	JPY	50,000	06/18/08	(18)
USD	604	JPY	60,000	06/18/08	(28)
USD	781	JPY	80,000	06/18/08	(13)
USD	785	JPY	80,000	06/18/08	(18)
USD	939	JPY	100,000	06/18/08	21
USD	2,144	JPY	220,000	06/18/08	(33)
USD	2,731	JPY	280,000	06/18/08	(45)
USD	10,962	JPY	1,125,000	06/18/08	(168)
USD	13,739	JPY	1,410,000	06/18/08	(210)
USD	27	SEK	162	05/02/08	—
USD	81	SEK	486	05/02/08	—
USD	72	SEK	431	05/06/08	—
AUD	100	USD	91	06/18/08	(3)
AUD	100	USD	91	06/18/08	(2)
AUD	100	USD	93	06/18/08	(1)
AUD	150	USD	139	06/18/08	(1)
AUD	200	USD	184	06/18/08	(4)
AUD	200	USD	186	06/18/08	(1)
AUD	300	USD	274	06/18/08	(7)
AUD	450	USD	413	06/18/08	(8)
AUD	6,630	USD	6,109	06/18/08	(97)
CAD	45	USD	46	05/01/08	2
CAD	100	USD	98	06/18/08	(1)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
CAD	100	USD	98	06/18/08	(1)
CAD	100	USD	99	06/18/08	—
CAD	100	USD	99	06/18/08	—
CAD	100	USD	102	06/18/08	3
CAD	200	USD	197	06/18/08	(1)
CAD	200	USD	198	06/18/08	—
CAD	200	USD	202	06/18/08	4
CAD	300	USD	301	06/18/08	4
CAD	800	USD	804	06/18/08	11
CAD	6,150	USD	6,212	06/18/08	122
DKK	1,161	USD	240	05/02/08	(3)
EUR	116	USD	186	05/01/08	5
EUR	1	USD	2	05/02/08	—
EUR	215	USD	335	05/02/08	—
EUR	560	USD	870	05/02/08	(4)
EUR	34	USD	52	05/05/08	—
EUR	152	USD	236	05/05/08	(1)
EUR	100	USD	155	06/18/08	—
EUR	150	USD	227	06/18/08	(6)
EUR	200	USD	307	06/18/08	(4)
EUR	200	USD	313	06/18/08	2
EUR	200	USD	316	06/18/08	5
EUR	300	USD	459	06/18/08	(7)
EUR	400	USD	606	06/18/08	(15)
EUR	450	USD	706	06/18/08	7
EUR	500	USD	757	06/18/08	(19)
EUR	500	USD	783	06/18/08	6
EUR	500	USD	792	06/18/08	15
EUR	500	USD	793	06/18/08	17
EUR	550	USD	862	06/18/08	8
EUR	900	USD	1,372	06/18/08	(26)
EUR	30,100	USD	45,617	06/18/08	(1,139)
GBP	—	USD	2	05/01/08	2
GBP	100	USD	197	06/18/08	(1)
GBP	100	USD	197	06/18/08	(1)
GBP	100	USD	198	06/18/08	—
GBP	100	USD	198	06/18/08	1
GBP	100	USD	199	06/18/08	1
GBP	100	USD	199	06/18/08	1
GBP	100	USD	200	06/18/08	2
GBP	150	USD	296	06/18/08	(1)
GBP	150	USD	296	06/18/08	—
GBP	150	USD	297	06/18/08	—
GBP	200	USD	397	06/18/08	1
GBP	200	USD	398	06/18/08	2
GBP	200	USD	398	06/18/08	2
GBP	250	USD	494	06/18/08	—

See accompanying notes which are an integral part of the financial statements.

68	Global Equity Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

GBP	350	USD	691	06/18/08	(2)
GBP	10,875	USD	21,456	06/18/08	(54)
HKD	2,823	USD	362	05/05/08	—
JPY	72,998	USD	703	05/07/08	1
JPY	20,000	USD	194	06/18/08	2
JPY	20,000	USD	201	06/18/08	9
JPY	30,000	USD	286	06/18/08	(1)
JPY	30,000	USD	296	06/18/08	9
JPY	40,000	USD	391	06/18/08	8
JPY	40,000	USD	392	06/18/08	8
JPY	50,000	USD	490	06/18/08	10
JPY	50,000	USD	490	06/18/08	11
JPY	80,000	USD	777	06/18/08	9
JPY	2,544,000	USD	24,791	06/18/08	382
MXN	119	USD	11	05/02/08	—
SGD	3	USD	2	05/05/08	—
SGD	4	USD	3	05/06/08	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					233

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund	69

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $

Auto and Transportation	4.6	54,017
Consumer Discretionary	11.6	135,714
Consumer Staples	5.6	65,499
Financial Services	17.2	200,990
Health Care	7.0	81,240
Integrated Oils	3.7	43,358
Materials and Processing	7.5	87,383
Miscellaneous	0.6	6,678
Other Energy	6.1	69,676
Producer Durables	6.9	80,978
Technology	9.0	104,807
Utilities	12.0	139,363
Warrants & Rights	—	314
Short-Term Investments	8.2	95,400
Other Securities	14.2	166,226

Total Investments	114.2	1,331,643
Other Assets and Liabilities, Net	(14.2)	(165,136)

Net Assets	100.0	1,166,507

Geographic Diversification	% of Net Assets	Market Value $

Asia	2.2	25,465
Europe	19.9	233,038
Japan	8.9	103,378
Latin America	10.8	125,524
Middle East	1.2	14,105
Netherlands Antilles	0.4	4,193
Other Regions	46.0	536,053
United Kingdom	10.6	123,661
Other Securities	14.2	166,226

Total Investments	114.2	1,331,643
Other Assets and Liabilities, Net	(14.2)	(165,136)

Net Assets	100.0	1,166,507

See accompanying notes which are an integral part of the financial statements.

70	Global Equity Fund

Russell Investment Company

Global Equity Fund

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Belgium	0.6
Bermuda	2.8
Brazil	2.7
British Virgin Islands	0.3
Canada	0.2
Cayman Islands	3.1
China	1.0
Denmark	0.4
Egypt	0.7
Finland	0.7
France	3.6
Germany	2.5
Hong Kong	0.8
Ireland	0.7
Israel	0.2
Italy	1.7
Japan	8.9
Luxembourg	0.2
Mexico	1.8
Netherlands	0.3
Netherlands Antilles	0.4
Oman	0.3
Panama	0.4
Russia	0.9
Singapore	0.2
South Korea	0.2
Spain	2.0
Sweden	0.4
Switzerland	5.8
United Kingdom	10.4
United States	37.4
Preferred Stocks	0.2
Warrants & Rights	—	*
Short-Term Investments	8.2
Other Securities	14.2

Total Investments	114.2
Other Assets and Liabilities Net	(14.2)

	100.0

Futures Contracts	0.4	*
Foreign Currency Exchange Contracts	—	*

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund	71

Russell Investment Company

Multistrategy Bond Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,013.90	$1,019.89
Expenses Paid During Period*	$5.01	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,009.20	$1,016.16
Expenses Paid During Period*	$8.74	$8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,013.70	$1,019.89
Expenses Paid During Period*	$5.01	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

72	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,015.20	$1,021.13
Expenses Paid During Period*	$3.76	$3.77

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Multistrategy Bond Fund	73

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 102.9%
Asset-Backed Securities - 9.6%
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2
3.195% due 07/25/34	226	117
ACE Securities Corp. (Ê)
Series 2003-HE1 Class M1
3.870% due 11/25/33	4,618	4,138
Series 2003-OP1 Class M2
4.395% due 12/25/33	512	378
Series 2004-IN1 Class A1
3.215% due 05/25/34	291	250
Series 2005-HE2 Class M3
3.375% due 04/25/35	1,045	884
Series 2005-HE3 Class A2C
3.215% due 05/25/35	7,203	7,128
Series 2005-HE7 Class A2B
3.075% due 11/25/35	693	683
Series 2005-SD3 Class A
3.295% due 08/25/45	1,717	1,543
Series 2006-ASP Class A2A
2.975% due 10/25/36	388	381
Series 2006-FM1 Class A2C
3.045% due 07/25/36	4,725	3,305
Series 2006-HE2 Class A2C
3.055% due 05/25/36	2,235	2,062
Series 2006-OP1 Class M3
3.205% due 04/25/36	1,056	454
Aegis Asset Backed Securities Trust (Ê)
Series 2003-3 Class M2
4.545% due 01/25/34	1,255	714
American Express Credit Account Master Trust (Ê)
Series 2004-1 Class B
2.966% due 09/15/11	117	116
Series 2004-3 Class C (Å)
3.186% due 12/15/11	2,000	1,869
Series 2004-4 Class B
2.996% due 03/15/12	1,749	1,703
Series 2004-5 Class B
2.966% due 04/16/12	1,224	1,194
Series 2004-C Class C (Å)
3.216% due 02/15/12	3,031	2,867
Series 2005-3 Class B
2.856% due 01/18/11	466	466
Series 2006-A Class C (Å)
2.946% due 08/15/11	3,500	3,413

	Principal Amount ($) or Shares	Market Value $
Series 2007-3 Class A
2.716% due 10/15/12	3,550	3,487
American Express Issuance Trust (Ê)
Series 2007-1 Class B
3.266% due 09/15/11	4,500	4,199
AmeriCredit Automobile Receivables Trust
Series 2005-DA Class A3
4.870% due 12/06/10	1,446	1,430
Series 2006-AF Class A3
5.560% due 09/06/11	6,399	6,423
Series 2007-BF Class A2
5.310% due 01/06/11	7,696	7,698
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1
6.356% due 02/25/33	655	450
Series 2004-R8 Class A5
3.265% due 09/25/34	230	225
Series 2004-R10 Class A5
3.285% due 11/25/34	3	3
Series 2005-R3 Class A1A
3.095% due 05/25/35	5,862	5,667
Series 2005-R5 Class A2B
3.125% due 07/25/35	1,124	1,109
Series 2005-R6 Class A2
3.095% due 08/25/35	10,620	10,113
Series 2005-R7 Class A2C
3.155% due 09/25/35	3,145	3,090
Series 2006-R1 Class A2C
3.085% due 08/01/16	820	769
Argent Securities, Inc. (Ê)
Series 2005-W2 Class A2B1
3.095% due 10/25/35	9,267	8,910
Series 2005-W2 Class A2B2
3.155% due 10/25/35	1,573	1,513
Series 2006-M2 Class A2A
2.945% due 09/25/36	220	216
Series 2006-M3 Class A2A
2.945% due 10/25/36	984	966
Asset Backed Funding Certificates (Ê)
Series 2006-HE1 Class A2A
2.955% due 01/25/37	1,660	1,613
Series 2006-HE1 Class A2C
3.055% due 01/25/37	1,710	1,158
Series 2006-OPT Class A3A
2.955% due 10/25/36	792	780
2.659% due 11/25/36	590	567

74	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-OPT Class M2
3.185% due 09/25/36	1,152	297
Asset Backed Securities Corp. Home Equity (Ê)
Series 2003-HE1 Class M2
6.241% due 01/15/33	1,673	1,485
Series 2004-HE7 Class M9 (Þ)
6.099% due 10/25/34	927	614
Series 2006-HE2 Class M3
3.285% due 03/25/36	1,300	422
Series 2006-HE3 Class A4
3.065% due 03/25/36	1,259	1,220
Bank of America Credit Card Trust (Ê)
Series 2006-C4 Class C4
2.946% due 11/15/11	13,292	12,465
Series 2006-C7 Class C7
2.946% due 03/15/12	1,300	1,197
Bank One Issuance Trust (Ê)
Series 2003-C4 Class C4
3.746% due 02/15/11	1,866	1,867
Series 2004-B1 Class B1
3.036% due 03/15/12	1,942	1,874
Bayview Financial Acquisition Trust
Series 2004-C Class A1 (Ê)
3.516% due 05/28/44	445	401
Series 2006-A Class 1A3
5.865% due 02/28/41	1,540	1,280
Series 2006-C Class 2A1 (Ê)
2.996% due 11/28/36	548	531
Bear Stearns Asset Backed Securities Trust (Ê)
Series 2004-BO1 Class 1A1
3.095% due 09/25/34	5	5
Series 2005-AQ1 Class 2A1
3.115% due 03/25/35	88	88
Series 2006-HE3 Class A1
2.975% due 04/25/36	134	133
Series 2006-HE8 Class 2M1
3.225% due 10/25/36	1,600	562
Series 2006-HE9 Class 1A2
3.045% due 11/25/36	2,710	2,181
Capital One Multi-Asset Execution Trust
Series 2007-A7 Class A7
5.750% due 07/15/20	2,810	2,769
Carmax Auto Owner Trust
Series 2007-2 Class A2
5.320% due 01/15/10	2,836	2,849

	Principal Amount ($) or Shares	Market Value $
Series 2008-1 Class A2 (Ê)
3.416% due 04/15/11	4,400	4,385
Carrington Mortgage Loan Trust (Ê)
Series 2006-FRE Class A3
3.045% due 07/25/36	1,120	957
Series 2006-NC3 Class A1
2.945% due 08/25/36	1,702	1,681
Cendant Timeshare Receivables Funding LLC (Þ)
Series 2004-1A Class A1
3.670% due 05/20/16	73	70
Centex Home Equity
Series 2002-D Class AF4
5.210% due 11/25/28	152	140
Series 2005-D Class AF4
5.270% due 10/25/35	1,000	944
Series 2006-A Class AV2 (Ê)
2.995% due 06/25/36	2,665	2,593
Chase Credit Card Master Trust (Ê)
Series 2002-3 Class B
3.166% due 09/15/11	1,458	1,423
Series 2003-3 Class B
3.066% due 10/15/10	758	758
Series 2003-6 Class A
2.826% due 02/15/11	1,300	1,297
Series 2003-6 Class B
3.066% due 02/15/11	1,307	1,296
Series 2003-6 Class C
3.516% due 02/15/11	1,500	1,481
Chase Issuance Trust
Series 2004-C3 Class C3 (Ê)
3.186% due 06/15/12	900	843
Series 2005-A12 Class A (Ê)
2.726% due 02/15/11	1,500	1,494
Series 2005-C1 Class C1 (Ê)
3.086% due 11/15/12	9,000	8,237
Series 2005-C3 Class C3 (Ê)
3.056% due 11/15/12	1,166	1,039
Series 2006-A3 Class A3 (Ê)
2.706% due 07/15/11	1,100	1,092
Series 2006-B1 Class B1 (Ê)(Ñ)
2.866% due 04/15/13	2,831	2,572
Series 2006-B2 Class B (Ê)(Ñ)
2.816% due 10/15/12	2,612	2,424
Series 2006-C3 Class C3 (Ê)
2.946% due 06/15/11	1,600	1,534
Series 2007-A17 Class A
5.120% due 10/15/14	510	514

Multistrategy Bond Fund	75

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CIT Mortgage Loan Trust (Ê)(Å)
Series 2007-1 Class 2A1
3.895% due 05/25/09	5,493	4,944
Series 2007-1 Class 2A2
4.145% due 10/01/37	1,700	1,105
Series 2007-1 Class 2A3
4.345% due 10/01/37	3,150	1,733
Citibank Credit Card Issuance Trust
Series 2006-B1 Class B1 (Ê)
2.851% due 03/07/11	7,000	6,831
Series 2007-A1 Class A1 (Ê)
2.589% due 03/22/12	4,350	4,273
Series 2007-A8 Class A8
5.650% due 09/20/19	1,660	1,639
Citigroup Mortgage Loan Trust, Inc. (Ê)
Series 2006-AMC Class A2B
3.055% due 09/25/36	2,590	2,136
Series 2006-NC1 Class A2A
2.965% due 08/25/36	286	285
Series 2006-NC2 Class A2A
2.935% due 09/25/36	1,811	1,781
Series 2006-NC2 Class A2B
3.055% due 09/25/36	7,685	5,550
Series 2006-WFH Class A1
2.639% due 08/25/36	419	416
Series 2006-WFH Class A2
2.995% due 10/25/36	6,300	5,752
Countrywide Asset-Backed Certificates
Series 2004-13 Class AF3
3.989% due 02/25/31	46	46
Series 2004-AB2 Class M3 (Ê)
3.495% due 05/25/36	1,165	753
Series 2004-BC1 Class M1 (Ê)
3.395% due 02/25/34	708	574
Series 2005-4 Class AF3
4.456% due 10/25/35	1,156	1,139
Series 2005-7 Class AF3
4.454% due 11/25/35	410	406
Series 2005-11 Class 3AV2 (Ê)
3.185% due 02/25/36	3,104	3,037
Series 2005-16 Class 2AF1 (Ê)
3.045% due 05/25/36	315	309
Series 2005-17 Class 1AF1 (Ê)
3.095% due 05/25/36	133	132
Series 2005-AB1 Class A2 (Ê)
3.105% due 10/25/34	1,498	1,488
Series 2006-1 Class AF3
5.348% due 07/25/36	2,025	1,848

	Principal Amount ($) or Shares	Market Value $
Series 2006-2 Class 2A2 (Ê)
3.085% due 06/25/36	970	899
Series 2006-3 Class 2A2 (Ê)
3.075% due 06/25/36	5,122	4,853
Series 2006-6 Class 2A3 (Ê)
3.175% due 09/25/36	8,700	5,548
Series 2006-11 Class 1AF3
6.050% due 09/25/46	2,085	2,018
Series 2006-11 Class 1AF4
6.300% due 09/25/46	1,935	1,673
Series 2006-13 Class 1AF3
5.944% due 01/25/37	3,050	2,883
Series 2006-13 Class 3AV1 (Ê)
2.945% due 01/25/37	344	341
Series 2006-15 Class A1 (Ê)
3.005% due 10/25/46	428	416
Series 2006-15 Class A3
5.689% due 10/25/46	1,350	1,223
Series 2006-16 Class 2A1 (Ê)
2.945% due 12/25/46	148	145
Series 2006-19 Class 2A1 (Ê)
2.955% due 03/25/37	526	513
Series 2006-22 Class 2A1 (Ê)
2.945% due 05/25/37	435	425
Series 2006-23 Class 2A1 (Ê)
2.945% due 05/25/28	407	398
Series 2006-BC1 Class 2A2 (Ê)
3.075% due 04/25/36	891	868
Series 2006-S1 Class A2
5.549% due 08/25/21	401	391
Series 2006-S3 Class A2
6.085% due 06/25/21	1,355	790
Series 2006-S6 Class A2
5.519% due 03/25/34	5,025	4,736
Series 2006-S7 Class A3
5.712% due 11/25/35	5,860	2,119
Series 2006-S9 Class A3
5.728% due 08/25/36	1,490	1,227
Series 2007-4 Class A2
5.530% due 03/25/37	3,032	2,873
Countrywide Home Equity Loan Trust (Ê)
Series 2006-HW Class 2A1B
2.866% due 11/15/36	3,850	3,231
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-AGE Class A2
4.640% due 02/25/32	861	862

76	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB7 Class AF5
4.585% due 10/25/34	770	668
Series 2006-CB5 Class A1 (Ê)
2.955% due 06/25/36	342	339
Series 2007-CB1 Class AF2
5.721% due 01/25/37	1,460	1,313
CSAB Mortgage Backed Trust
Series 2006-3 Class A1B2 (Ê)
2.990% due 11/25/36	399	379
Series 2006-4 Class A1A
5.868% due 12/25/36	946	902
Dunkin Securitization (Þ)
Series 2006-1 Class A2
5.779% due 06/20/31	3,435	3,091
FBR Securitization Trust (Ê)
Series 2005-2 Class AV3A
3.185% due 09/25/35	3,620	3,420
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2000-30 Class A5
8.610% due 12/25/30	498	496
Fieldstone Mortgage Investment Corp. (Ê)
Series 2006-1 Class A2
3.085% due 05/25/36	2,647	2,210
Series 2006-3 Class 2A1
2.965% due 11/25/36	330	318
Series 2006-3 Class 2A3
3.055% due 11/25/36	645	417
Series 2006-3 Class M1
3.155% due 11/25/36	2,650	743
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2005-FF4 Class 2A3
3.115% due 05/25/35	135	134
Series 2005-FF8 Class A2C
3.165% due 09/25/35	6,373	6,157
Series 2005-FF9 Class A2
3.015% due 10/25/35	135	135
Series 2005-FFH Class A2B
3.145% due 06/25/36	1,842	1,836
Series 2006-FF1 Class 2A1
2.935% due 08/25/36	1,052	1,029
Series 2006-FF1 Class A2
2.945% due 07/25/36	749	735
2.955% due 10/25/36	1,001	911

	Principal Amount ($) or Shares	Market Value $
Series 2006-FF1 Class A3
2.945% due 11/25/36	888	844
Series 2006-FF2 Class A2
2.965% due 02/25/36	355	353
Series 2006-FF9 Class M1
3.145% due 06/25/36	5,180	1,596
Series 2007-FF1 Class A2A
2.935% due 01/25/38	1,959	1,866
First USA Credit Card Master Trust
Series 1998-2 Class C (Å)
6.800% due 02/18/11	2,700	2,675
Series 1998-6 Class A (Ê)
2.892% due 04/18/11	5,400	5,397
Ford Credit Auto Owner Trust (Ê)
Series 2008-A Class A2
3.316% due 07/15/10	4,000	3,988
Fremont Home Loan Trust (Ê)
Series 2006-3 Class 2A1
2.965% due 02/25/37	651	633
Series 2006-3 Class 2A2
3.015% due 02/25/37	3,780	3,316
Series 2006-A Class 2A2
2.995% due 05/25/36	869	843
Series 2006-A Class M2
3.215% due 05/25/36	1,085	393
Series 2006-D Class 2A1
2.955% due 11/25/36	1,150	1,067
Series 2006-E Class 2A1
2.955% due 01/25/37	463	433
GE Capital Credit Card Master Note Trust
Series 2005-3 Class B (Ê)
3.016% due 06/15/13	1,049	942
Series 2006-1 Class A
5.080% due 09/15/12	4,960	5,036
Series 2006-1 Class B (Ê)
2.826% due 09/15/12	1,000	955
GMAC Mortgage Corp. Loan Trust
Series 2004-HE5 Class A3
3.970% due 09/25/34	12	12
Series 2007-HE2 Class A2
6.054% due 12/25/37	2,780	1,650
Series 2007-HE3 Class 1A1
7.000% due 09/25/37	1,364	780
Series 2007-HE3 Class 2A1
7.000% due 09/25/37	1,356	763
Green Tree Financial Corp.
Series 1994-1 Class A5
7.650% due 04/15/19	3,933	4,020

Multistrategy Bond Fund	77

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1994-3 Class A5
8.400% due 06/15/19	2,283	2,361
Series 1994-5 Class A5
8.300% due 12/15/19	2,327	2,399
GSAA Trust
Series 2006-2 Class 2A3 (Ê)
3.165% due 12/25/35	2,675	1,988
Series 2006-4 Class 1A2
5.940% due 03/25/36	1,779	1,127
GSAMP Trust
Series 2003-HE2 Class M1 (Ê)
3.545% due 08/25/33	876	687
Series 2006-FM1 Class A2C (Ê)
3.055% due 04/25/36	500	384
Series 2006-FM2 Class A2A (Ê)
2.965% due 09/25/36	1,388	1,358
Series 2006-HE4 Class A2A (Ê)
2.965% due 06/25/36	355	351
Series 2007-FM1 Class A2A (Ê)
2.965% due 12/25/36	1,066	1,024
Series 2007-H1 Class M1 (Ê)
3.235% due 02/25/37	2,252	557
HFC Home Equity Loan Asset Backed Certificates (Ê)
Series 2005-1 Class A
3.090% due 01/20/34	2,334	1,927
Series 2007-2 Class A1V
2.890% due 07/20/36	1,911	1,834
Series 2007-3 Class APT
4.000% due 11/20/36	5,810	4,911
Home Equity Asset Trust (Ê)
Series 2005-5 Class 2A2
3.145% due 11/25/35	6,304	6,168
Series 2005-7 Class M1
3.345% due 01/25/36	3,910	2,566
Series 2006-3 Class 2A2
3.025% due 07/25/36	1,853	1,817
Series 2006-4 Class M3
3.255% due 08/25/36	788	238
Series 2006-7 Class 2A3
3.045% due 01/25/37	1,650	1,093
Household Automotive Trust
Series 2006-1 Class A3
5.430% due 06/17/11	5,755	5,796
Series 2006-2 Class A3
5.610% due 08/17/11	1,932	1,958

	Principal Amount ($) or Shares	Market Value $
Household Credit Card Master Note Trust I
Series 2006-1 Class A
5.100% due 06/15/12	2,770	2,793
Series 2006-1 Class B (Ê)
2.856% due 06/15/12	932	886
HSI Asset Securitization Corp. Trust (Ê)
Series 2006-HE1 Class 2A1
2.945% due 10/25/36	3,325	3,092
Series 2006-HE2 Class 2A1
2.945% due 12/25/36	826	782
Series 2006-HE2 Class M1
3.135% due 12/25/36	1,045	225
Series 2006-OPT Class 2A1
2.975% due 12/25/35	18	18
Indymac Residential Asset Backed Trust (Ê)
Series 2006-H2 Class A
2.828% due 06/28/36	1,851	1,613
IXIS Real Estate Capital Trust (Ê)
Series 2006-HE2 Class M2
3.215% due 08/25/36	1,517	572
Series 2006-HE3 Class A1
2.945% due 10/25/36	953	930
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-CW1 Class A2
2.935% due 07/25/28	61	61
Series 2006-HE1 Class A2
2.975% due 01/25/36	135	134
Series 2006-WMC Class A2
2.945% due 07/25/30	530	526
2.945% due 08/25/36	239	235
Series 2006-WMC Class A3
3.015% due 03/25/36	2,149	2,104
Lehman XS Trust (Ê)
Series 2005-1 Class 2A2
4.660% due 07/25/35	783	590
Series 2005-5N Class 1A1
3.195% due 11/25/35	831	672
Series 2005-5N Class 3A1A
3.195% due 11/25/35	1,928	1,581
Series 2005-9N Class 1A1
3.165% due 02/25/36	610	498
Series 2006-2N Class 1A2
3.235% due 02/25/46	2,363	1,478
Series 2006-9 Class A1A
2.965% due 05/25/46	163	161

78	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-11 Class 1A1
2.975% due 06/25/46	1,323	1,267
Series 2006-16N Class A1A
2.975% due 11/25/46	1,135	1,077
Series 2006-16N Class A4A
3.085% due 11/25/46	3,416	2,660
Long Beach Auto Receivables Trust
Series 2007-A Class A2
5.150% due 11/15/10	1,119	1,123
Long Beach Mortgage Loan Trust (Ê)
Series 2002-5 Class M1
4.140% due 11/25/32	2,883	2,231
Series 2003-3 Class M1
4.020% due 07/25/33	3,086	2,556
Series 2004-4 Class 1A1
3.175% due 10/25/34	29	24
Series 2004-6 Class A3
3.545% due 11/25/34	1,450	1,228
Series 2005-3 Class 2A2
3.175% due 09/25/35	4,681	4,525
Series 2005-WL2 Class 3A3
3.165% due 08/25/35	864	842
Series 2005-WL3 Class 2A2A
3.035% due 11/25/35	7,839	7,723
Series 2006-4 Class 2A1
2.945% due 05/25/36	384	383
Series 2006-9 Class 2A1
2.955% due 10/25/36	3,138	3,045
Mastr Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2
5.370% due 08/25/33	436	259
Series 2005-WMC Class A5
2.899% due 03/25/35	1,219	1,204
Series 2006-AM3 Class A1
2.955% due 10/25/36	123	123
Series 2006-WMC Class A1
2.965% due 02/25/36	31	31
Series 2006-WMC Class M1
3.125% due 10/25/36	2,056	523
Series 2007-HE1 Class A1
2.975% due 05/25/37	1,539	1,478
Mastr Specialized Loan Trust (Þ)
Series 2005-2 Class A2
5.006% due 07/25/35	518	400
MBNA Credit Card Master Note Trust (Ê)
Series 2001-C2 Class C2 (Å)
3.866% due 12/15/10	7,100	7,054

	Principal Amount ($) or Shares	Market Value $
Series 2003-B5 Class B5
3.086% due 02/15/11	2,000	1,981
Series 2003-C3 Class C3
4.066% due 10/15/10	303	303
Series 2005-C3 Class C
2.986% due 03/15/11	15,192	14,867
MBNA Master Credit Card Trust
Series 2000-E Class A
7.800% due 10/15/12	600	639
Merrill Lynch Mortgage Investors, Inc. (Ê)
Series 2006-HE1 Class A2A
2.975% due 12/25/36	242	242
Series 2006-RM1 Class A2A
2.965% due 02/25/37	176	175
Series 2006-RM3 Class A2A
2.925% due 06/25/37	349	344
Mid-State Trust
Series 2003-11 Class A1
4.864% due 07/15/38	131	125
Series 2004-1 Class A
6.005% due 08/15/37	167	166
Series 2005-1 Class A
5.745% due 01/15/40	162	126
Series 2006-1 Class A (Þ)
5.787% due 10/15/40	755	727
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M1
3.945% due 09/25/33	3,000	2,320
Series 2003-NC8 Class M3
6.045% due 09/25/33	284	158
Series 2006-HE1 Class A2
3.015% due 01/25/36	1,466	1,460
Series 2006-HE1 Class A3
3.075% due 01/25/36	6,325	6,055
Series 2006-HE2 Class M1
3.225% due 03/25/36	6,610	4,095
Series 2006-HE2 Class M2
3.245% due 03/25/36	800	366
Series 2006-HE3 Class A2A
2.935% due 04/25/36	20	20
Series 2006-HE3 Class A2C
3.055% due 04/25/36	1,030	933
Series 2006-HE3 Class M2
3.195% due 04/25/36	7,920	3,336
Series 2006-HE4 Class A1
2.935% due 06/25/36	205	204
Series 2006-HE4 Class A2
2.995% due 06/25/36	640	615

Multistrategy Bond Fund	79

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-HE5 Class A2C
3.035% due 08/25/36	3,000	2,313
Series 2006-HE7 Class A2A
2.945% due 09/25/36	2,852	2,801
Series 2006-HE8 Class A2C
3.035% due 10/25/36	2,880	2,223
Series 2006-NC5 Class A2A
2.935% due 10/25/36	4,391	4,299
Series 2006-WMC Class A2C
3.045% due 06/25/36	3,730	2,725
Series 2007-NC3 Class A2A
2.955% due 05/25/37	2,861	2,769
Morgan Stanley Home Equity Loans (Ê)
Series 2006-1 Class A2A
2.975% due 12/25/35	65	65
Series 2006-3 Class A1
2.945% due 04/25/36	6	6
Morgan Stanley IXIS Real Estate Capital Trust (Ê)
Series 2006-2 Class A1
2.945% due 11/25/36	423	415
Morgan Stanley Mortgage Loan Trust (Ê)
Series 2006-12X Class A1
3.015% due 10/25/36	463	459
Series 2006-17X Class A1
3.015% due 10/25/46	433	391
Nationstar Home Equity Loan Trust (Ê)
Series 2006-B Class AV1
2.965% due 09/25/36	767	755
New Century Home Equity Loan Trust (Ê)
Series 2004-4 Class M2
3.425% due 02/25/35	1,720	1,309
Series 2006-1 Class M2
3.255% due 05/25/36	2,559	1,388
Newcastle Mortgage Securities Trust (Ê)
Series 2006-1 Class A1
2.965% due 03/25/36	25	25
Nissan Auto Receivables Owner Trust
Series 2008-A Class A3
3.890% due 08/15/11	540	535
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2
5.445% due 04/25/33	343	160
Series 2003-3 Class M3
4.895% due 06/25/33	194	42

	Principal Amount ($) or Shares	Market Value $
Series 2003-4 Class M2
4.545% due 07/25/33	197	114
Series 2005-2 Class A5
3.225% due 05/25/35	2,283	2,206
Series 2005-3 Class A4
3.145% due 08/25/35	3,142	3,125
Series 2005-4 Class A3
3.155% due 11/25/35	1,344	1,291
Series 2007-1 Class 2A1
2.945% due 01/25/37	1,344	1,301
Park Place Securities, Inc. (Ê)
Series 2004-MCW Class A1
3.207% due 10/25/34	789	669
Series 2004-WWF Class A1D
3.355% due 02/25/35	107	101
Series 2005-WCW Class M1
3.345% due 09/25/35	1,705	1,247
Popular ABS Mortgage Pass-Through Trust
Series 2005-6 Class A3
5.680% due 01/25/36	1,855	1,842
RAAC Series (Ê)
Series 2006-SP1 Class A1
2.995% due 09/25/45	26	26
Renaissance Home Equity Loan Trust
Series 2005-1 Class M1
5.357% due 05/25/35	880	626
Series 2005-2 Class AF4
4.934% due 08/25/35	610	560
Series 2005-4 Class A3
5.565% due 02/25/36	353	349
Series 2006-1 Class AF6
5.746% due 05/25/36	1,445	1,122
Series 2006-1 Class AV1 (Ê)
2.975% due 05/25/36	95	94
Series 2006-2 Class AV1 (Ê)
2.945% due 08/25/36	149	149
Series 2006-3 Class AF1
5.917% due 11/25/36	741	738
Series 2007-1 Class AF2
5.512% due 04/25/37	5,245	4,895
Series 2007-2 Class AF2
5.675% due 06/25/37	1,425	1,333
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	1,454	1,258
Series 2006-RZ3 Class A1 (Ê)
2.965% due 08/25/36	1,034	1,011

80	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Residential Asset Securities Corp.
Series 2001-KS3 Class AII (Ê)
3.355% due 09/25/31	159	141
Series 2003-KS2 Class MI1
4.800% due 04/25/33	3,242	1,910
Series 2003-KS2 Class MI3
6.100% due 04/25/33	619	114
Series 2003-KS4 Class AIIB (Ê)
3.475% due 06/25/33	280	248
Series 2003-KS5 Class AI4
3.230% due 12/25/30	35	34
Series 2005-AHL Class A2 (Ê)
3.165% due 07/25/35	546	534
Series 2005-KS8 Class A3 (Ê)
3.155% due 08/25/35	2,712	2,683
Series 2006-KS1 Class A2 (Ê)
3.035% due 02/25/36	1,800	1,783
Series 2006-KS2 Class A2 (Ê)
3.025% due 03/25/36	3,491	3,447
Series 2006-KS3 Class AI2 (Ê)
3.015% due 04/25/36	2,167	2,129
Series 2006-KS3 Class AI3 (Ê)
3.065% due 04/25/36	875	820
Series 2006-KS6 Class A1 (Ê)
2.935% due 08/25/36	148	146
Series 2006-KS9 Class AI1 (Ê)
2.965% due 11/25/36	540	517
Residential Funding Mortgage Securities II, Inc. (Ê)
Series 2006-HI1 Class A1
3.005% due 02/25/36	154	153
Saxon Asset Securities Trust (Ê)
Series 2005-4 Class A2C
3.145% due 11/25/37	3,898	3,814
Series 2006-3 Class A1
2.955% due 10/25/46	1,193	1,158
SBI Heloc Trust (Ê)(Þ)
Series 2006-1A Class 1A2A
3.065% due 08/25/36	337	323
Securitized Asset Backed Receivables LLC Trust (Ê)
Series 2005-HE1 Class A1A (Å)
3.195% due 10/25/35	9,202	9,052
Series 2006-FR4 Class A2A
2.975% due 08/25/36	5,298	4,799
Series 2006-HE1 Class M1
3.195% due 05/25/36	1,980	604
Series 2006-OP1 Class A2B
3.095% due 10/25/35	1,305	1,282

	Principal Amount ($) or Shares	Market Value $
Series 2006-WM4 Class A2A
5.430% due 11/25/36	2	2
Series 2007-HE1 Class A2A
2.955% due 12/25/36	2,460	2,285
Series 2007-NC1 Class A2B
3.045% due 12/25/36	1,700	1,057
SG Mortgage Securities Trust (Ê)
Series 2006-FRE Class A2B
3.075% due 02/25/36	1,540	1,264
SLM Student Loan Trust (Ê)
Series 2005-10 Class A2
2.930% due 04/27/15	306	306
Series 2006-3 Class A2
2.920% due 01/25/16	61	61
Series 2006-8 Class A2
2.920% due 10/25/16	2,053	2,033
Small Business Administration
Series 1999-P10 Class 1
7.540% due 08/10/09	216	222
Series 2000-10B Class 1
7.452% due 09/10/10	122	127
Small Business Administration Participation Certificates
Series 2004-20F Class 1
5.520% due 06/01/24	302	310
Series 2005-20G Class 1
4.750% due 07/01/25	2,636	2,578
Soundview Home Equity Loan Trust
Series 2005-4 Class 2A3 (Ê)
3.125% due 03/25/36	7,549	7,413
Series 2005-OPT Class 2A3 (Ê)
3.155% due 12/25/35	4,128	3,762
Series 2006-EQ1 Class A1 (Ê)
2.945% due 10/25/36	228	223
Series 2006-EQ2 Class A1 (Ê)
2.975% due 01/25/37	2,666	2,587
Series 2006-OPT Class A2 (Ê)
3.015% due 05/25/36	714	706
Series 2006-OPT Class M3 (Ê)
3.215% due 07/25/36	1,320	441
Series 2006-WF1 Class A1F
5.998% due 10/25/36	1,970	1,946
Series 2006-WF1 Class A2
5.645% due 10/25/36	3,105	2,976
Series 2007-OPT Class 2A1 (Ê)
2.975% due 06/25/37	2,603	2,499
Specialty Underwriting & Residential Finance (Ê)
Series 2005-BC4 Class A2B
3.125% due 09/25/36	1,815	1,749

Multistrategy Bond Fund	81

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AB1 Class A1
2.975% due 12/25/36	130	130
Series 2006-AB2 Class A2A
2.935% due 06/25/37	504	498
Series 2006-BC3 Class M2
3.185% due 06/25/37	924	397
Series 2006-BC5 Class A2D
3.045% due 11/25/37	8,205	6,415
Series 2006-BC5 Class M1
3.135% due 11/25/37	3,900	1,046
Structured Asset Investment Loan Trust (Ê)
Series 2003-BC1 Class A2
3.575% due 01/25/33	4,282	3,896
Series 2005-3 Class M2
3.335% due 04/25/35	675	450
Series 2005-6 Class A8
3.135% due 07/25/35	3,654	3,628
Series 2005-7 Class A4
3.085% due 08/25/35	4,894	4,814
Series 2005-HE3 Class A2
3.145% due 09/25/35	1,610	1,584
Series 2006-BNC Class A2
2.935% due 09/25/36	1,487	1,456
Series 2006-BNC Class A3
3.045% due 09/25/36	10,000	6,841
Structured Asset Securities Corp.
Series 2001-SB1 Class A2
3.375% due 08/25/31	617	514
Series 2004-16X Class A2
4.910% due 08/25/34	19	19
Series 2004-19X Class A2
4.370% due 10/25/34	500	491
Series 2005-4XS Class 1A2B
4.670% due 03/25/35	460	439
Series 2005-GEL Class A (Ê)
3.245% due 12/25/34	293	279
Series 2006-BC3 Class A2 (Ê)
2.945% due 10/25/36	1,727	1,674
Series 2006-BC6 Class A4 (Ê)
3.065% due 01/25/37	1,725	1,246
Series 2006-OW1 Class A3 (Ê)(Þ)
3.055% due 12/25/35	2,000	1,944
Triad Auto Receivables Owner Trust
Series 2006-A Class A3
4.770% due 01/12/11	3,781	3,748
Series 2006-C Class A3
5.260% due 11/14/11	4,670	4,597

	Principal Amount ($) or Shares	Market Value $
Series 2007-A Class A2
5.350% due 03/14/11	3,467	3,467
TXU Electric Delivery Transition Bond Co. LLC
Series 2004-1 Class A2
4.810% due 11/17/14	300	301
USAA Auto Owner Trust
Series 2006-2 Class A4
5.370% due 02/15/12	500	507
Wachovia Auto Loan Owner Trust 2006-1 (Ê)
Series 2008-1 Class A2B
3.650% due 03/21/11	5,000	4,987
Washington Mutual Asset-Backed Certificates (Ê)
Series 2006-HE2 Class A1
2.935% due 05/25/36	212	210
Wells Fargo Home Equity Trust (Ê)
Series 2006-3 Class A1
2.945% due 01/25/37	310	301

		621,831

Certificates of Deposit - 0.1%
Bank of Ireland Governor & Co.
4.298% due 01/15/10	9,000	8,845

Corporate Bonds and Notes - 18.5%
Abbott Laboratories
5.875% due 05/15/16	1,410	1,486
5.600% due 11/30/17	1,039	1,074
AbitibiBowater, Inc.
9.000% due 08/01/09	2,860	2,360
Ace Capital Trust II
9.700% due 04/01/30	1,050	1,211
AES Corp. (The)
9.500% due 06/01/09	500	518
Aetna, Inc.
6.750% due 12/15/37	1,840	1,808
AIG SunAmerica Global Financing VI (Å)
Series 144a
6.300% due 05/10/11	3,095	3,201
Alamosa Delaware, Inc.
8.500% due 01/31/12	800	742
Allied Waste North America, Inc.
Series B
7.125% due 05/15/16	500	504

82	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Allison Transmission (Ñ)(Å)
Series 144a
11.000% due 11/01/15	2,375	2,333
Allstate Life Global Funding Trusts
Series MTN
5.375% due 04/30/13	1,700	1,726
American Airlines, Inc.
Series 01-1
6.817% due 11/23/12	5,820	5,383
6.977% due 05/23/21	191	169
American Electric Power Co., Inc.
Series C
5.375% due 03/15/10	100	102
American Express Bank FSB
Series BKNT
6.000% due 09/13/17	500	503
American Express Centurion Bank
Series BKN1
6.000% due 09/13/17	500	503
Series BKNT (Ê)
2.738% due 06/12/09	5,700	5,648
American Express Credit Corp. (Ê)
Series MTN
2.784% due 11/09/09	900	889
American General Finance Corp.
Series MTN
4.875% due 05/15/10	1,300	1,291
American Honda Finance Corp. (Ê)(Þ)
Series MTN
3.146% due 02/09/10	1,600	1,598
American International Group, Inc.
4.700% due 10/01/10	405	405
5.375% due 10/18/11	2,110	2,139
5.050% due 10/01/15	1,775	1,710
6.250% due 03/15/87 (Ñ)	4,050	3,571
Series 144a (Ê)(Þ)
2.763% due 06/16/09	700	700
Series MTN
5.850% due 01/16/18	8,800	8,793
Americo Life, Inc. (Å)
Series 144a
7.875% due 05/01/13	250	257
Ameriprise Financial, Inc.
7.518% due 06/01/66	7,965	7,357
AmerisourceBergen Corp.
Series WI
5.625% due 09/15/12	3,540	3,531
Anadarko Petroleum Corp.
5.950% due 09/15/16	470	483

	Principal Amount ($) or Shares	Market Value $
ANZ Capital Trust (ƒ)(Þ)
Series 144a
4.484% due 12/31/49	2,550	2,400
Apache Corp.
5.250% due 04/15/13	1,540	1,580
Appalachian Power Co.
Series O
5.650% due 08/15/12	795	804
ARAMARK Corp.
Series WI
6.739% due 02/01/15 (Ê)	1,040	1,001
8.500% due 02/01/15 (Ñ)	1,805	1,882
ArcelorMittal USA
6.500% due 04/15/14	2,820	2,890
Arizona Public Service Co.
5.800% due 06/30/14	1,525	1,463
6.250% due 08/01/16	850	812
AT&T Corp.
7.300% due 11/15/11	4,730	5,087
8.000% due 11/15/31	2,375	2,857
AT&T, Inc.
6.300% due 01/15/38	3,235	3,230
Atmos Energy Corp.
6.350% due 06/15/17	800	799
Avista Capital Trust III
6.500% due 04/01/34	1,426	1,439
BAE Systems Holdings, Inc. (Þ)
Series 144a
6.400% due 12/15/11	5,800	6,034
Bank of America Corp.
5.625% due 10/14/16	465	472
5.420% due 03/15/17	480	470
6.000% due 09/01/17	4,190	4,363
5.750% due 12/01/17 (Ñ)	6,245	6,363
5.650% due 05/01/18	3,455	3,450
8.000% due 12/29/49 (ƒ)	15,380	15,647
8.125% due 12/29/49 (ƒ)	29,700	30,353
Bank of America NA
Series BKNT
2.901% due 06/12/09 (Ê)	6,200	6,170
3.080% due 06/15/16 (Ê)	3,100	2,640
6.000% due 10/15/36 (Ñ)	500	494
Bank of New York Mellon Corp. (The)
Series MTN
5.125% due 11/01/11	2,400	2,445
Bear Stearns Cos., Inc. (The)
5.550% due 01/22/17 (Ñ)	1,440	1,393
6.400% due 10/02/17	2,850	2,940
7.250% due 02/01/18	5,900	6,451

Multistrategy Bond Fund	83

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series MTN (Ê)
2.979% due 07/16/09	1,500	1,446
3.160% due 08/21/09 (Ñ)	4,100	4,030
3.190% due 05/18/10	8,400	8,131
BellSouth Corp.
6.550% due 06/15/34	260	261
Bellsouth Telecommunications, Inc.
7.000% due 12/01/95	2,185	2,175
BNP Paribas Capital Trust (ƒ)(Å)
Series 144a
9.003% due 12/29/49	2,600	2,662
Boardwalk Pipelines, LP
5.875% due 11/15/16	2,825	2,750
Boeing Capital Corp.
6.100% due 03/01/11	500	526
Boston Scientific Corp.
6.400% due 06/15/16	4,940	4,767
BP AMI Leasing, Inc. (Ê)(Þ)
Series 144a
2.616% due 06/26/09	4,700	4,701
Bristol-Myers Squibb Co.
5.450% due 05/01/18	280	283
Burlington Northern and Santa Fe Corp. 2005-4 Pass Through Trust
4.967% due 04/01/23	209	191
Burlington Northern Santa Fe Corp.
6.750% due 07/15/11	110	115
5.650% due 05/01/17	1,425	1,434
6.875% due 12/01/27	100	104
6.750% due 03/15/29	110	112
Caesars Entertainment, Inc. (Ñ)
8.125% due 05/15/11	3,000	2,539
Capmark Financial Group, Inc. (Å)
5.875% due 05/10/12	3,605	2,995
6.300% due 05/10/17	5,950	4,329
Cargill, Inc. (Þ)
Series 144a
5.200% due 01/22/13	3,225	3,219
Carolina Power & Light Co.
6.500% due 07/15/12	60	64
Caterpillar Financial Services Corp. (Ê)
Series MTN
3.130% due 05/18/09	1,600	1,598
Catlin Insurance Co., Ltd. (ƒ)(Å)
Series 144a
7.249% due 12/31/49	575	480

	Principal Amount ($) or Shares	Market Value $
CCH I Holdings LLC/CCH I Holdings Capital Corp. (Ñ)
13.500% due 01/15/14	3,855	2,679
CenterPoint Energy Houston Electric LLC
Series J2
5.700% due 03/15/13	470	483
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	605	609
6.250% due 02/01/37	170	157
Series B
7.875% due 04/01/13	3,295	3,599
Charter Communications, Inc. (Ñ)(Þ)
Series 144a
10.875% due 09/15/14	2,755	2,913
Chubb Corp.
6.000% due 05/11/37	1,130	1,058
6.375% due 03/29/67 (Ñ)	2,000	1,866
CIT Group, Inc. (Ê)
Series MTN
3.190% due 08/17/09	6,300	5,465
Citigroup Capital XXI
8.300% due 12/21/57	3,165	3,231
Citigroup Funding, Inc. (Ê)
Series MTN
2.606% due 06/26/09	1,800	1,769
Citigroup, Inc.
2.701% due 12/28/09 (Ê)	1,600	1,567
4.125% due 02/22/10	720	707
6.500% due 01/18/11	2,160	2,235
5.500% due 08/27/12	1,900	1,903
5.300% due 10/17/12	800	795
5.500% due 04/11/13	8,730	8,783
5.850% due 07/02/13	5,150	5,211
4.700% due 05/29/15	180	167
6.000% due 08/15/17	4,000	4,020
6.125% due 11/21/17	5,060	5,136
6.125% due 08/25/36	700	643
6.875% due 03/05/38	3,275	3,387
8.400% due 04/29/49 (ƒ)	21,670	21,932
Citizens Communications Co.
9.250% due 05/15/11 (Ñ)	1,250	1,319
9.000% due 08/15/31	3,275	3,021
Clorox Co.
4.200% due 01/15/10	725	723
CNA Financial Corp.
6.500% due 08/15/16	850	836

84	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Columbus Southern Power Co.
Series C
5.500% due 03/01/13	360	364
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/22	1,575	1,916
Comcast Cable Communications LLC
6.875% due 06/15/09	525	539
6.750% due 01/30/11	425	441
Comcast Cable Holdings LLC
9.800% due 02/01/12	1,310	1,477
7.875% due 08/01/13	2,245	2,441
Comcast Corp.
3.010% due 07/14/09 (Ê)	1,000	982
5.500% due 03/15/11	1,300	1,309
6.500% due 01/15/15	280	292
5.900% due 03/15/16	1,860	1,882
6.500% due 01/15/17	855	892
6.300% due 11/15/17	8,595	8,931
5.875% due 02/15/18	200	199
6.500% due 11/15/35	880	879
6.450% due 03/15/37	1,240	1,233
6.950% due 08/15/37	1,230	1,300
Comcast Holdings Corp.
10.625% due 07/15/12	2,025	2,385
Commonwealth Edison Co.
6.150% due 09/15/17	1,030	1,055
6.950% due 07/15/18	300	304
5.900% due 03/15/36	1,100	1,007
6.450% due 01/15/38	530	522
Series 100
5.875% due 02/01/33	975	894
Series 105
5.400% due 12/15/11	625	632
Series 98
6.150% due 03/15/12	1,000	1,037
Community Health Systems, Inc. (Ñ)
Series WI
8.875% due 07/15/15	5,500	5,720
Computer Sciences Corp. (Þ)
Series 144a
6.500% due 03/15/18	2,575	2,658
ConAgra Foods, Inc.
7.000% due 10/01/28	855	851
Consolidated Natural Gas Co.
Series C
6.250% due 11/01/11	155	162

	Principal Amount ($) or Shares	Market Value $
Constellation Brands, Inc. (Ñ)
Series B
8.125% due 01/15/12	1,975	2,012
Continental Airlines, Inc.
Series 01-1
6.503% due 06/15/11	3,310	3,244
Cooper Industries, Inc.
Series WI
5.250% due 11/15/12	500	509
Costco Wholesale Corp.
5.500% due 03/15/17	550	561
Countrywide Home Loans, Inc.
Series MTN
4.125% due 09/15/09	1,925	1,798
Series MTNK
5.625% due 07/15/09	1,175	1,115
COX Communications, Inc.
4.625% due 01/15/10	3,785	3,768
Series 144a (Þ)
5.875% due 12/01/16	525	531
Credit Suisse USA, Inc.
4.875% due 08/15/10	335	341
5.500% due 08/15/13	325	331
4.875% due 01/15/15	1,025	998
CSC Holdings, Inc.
Series B
8.125% due 07/15/09	2,600	2,652
8.125% due 08/15/09	2,180	2,224
Series WI (Ñ)
6.750% due 04/15/12	500	490
CVS Caremark Corp. (Å)
5.750% due 06/01/17	880	892
Daimler Finance North America LLC
8.500% due 01/18/31	620	716
Series MTN (Ê)
3.562% due 08/03/09	800	788
Darden Restaurants, Inc.
6.200% due 10/15/17	880	855
6.800% due 10/15/37	1,005	929
Dayton Power & Light Co. (The)
5.125% due 10/01/13	1,560	1,592
DCP Midstream LLC
6.875% due 02/01/11	90	93
Delhaize America, Inc.
9.000% due 04/15/31	1,515	1,875
Delta Air Lines, Inc.
6.821% due 08/10/22	2,442	2,344

Multistrategy Bond Fund	85

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 00-1
7.379% due 05/18/10	1,393	1,386
7.570% due 11/18/10	4,225	4,098
Series 01-1
7.111% due 09/18/11	500	489
Detroit Edison Co. (The)
5.400% due 08/01/14	240	242
6.350% due 10/15/32	350	353
Developers Diversified Realty Corp.
5.000% due 05/03/10	420	408
4.625% due 08/01/10	876	852
5.250% due 04/15/11	50	48
5.375% due 10/15/12	2,630	2,455
Devon Financing Corp. ULC
7.875% due 09/30/31	1,209	1,471
Dex Media West LLC/Dex Media Finance Co.
Series B
9.875% due 08/15/13	1,500	1,414
DirecTV Holdings LLC/DirecTV Financing Co.
8.375% due 03/15/13	1,000	1,028
Discover Financial Services (Ê)
Series WI
3.431% due 06/11/10	4,750	4,738
Dominion Resources, Inc.
Series 06-B
6.300% due 09/30/66	2,660	2,432
Series A
5.200% due 01/15/16	2,275	2,217
Series B
6.250% due 06/30/12	1,131	1,188
DPL, Inc.
6.875% due 09/01/11	1,555	1,617
Dr Pepper Snapple Group, Inc.
Series 144a (Å)
6.820% due 05/01/18	3,900	4,046
7.450% due 05/01/38	875	937
Drummond Co., Inc. (Þ)
Series 144a
7.375% due 02/15/16	2,055	1,852
E*Trade Financial Corp. (Þ)
Series 144a
12.500% due 11/30/17	4,775	4,942
Echostar DBS Corp.
7.125% due 02/01/16	1,500	1,474
El Paso Natural Gas Co.
7.500% due 11/15/26	1,175	1,225

	Principal Amount ($) or Shares	Market Value $
Elwood Energy LLC
8.159% due 07/05/26	222	213
Energy Future Holdings Corp. (Þ)
Series 144a
10.875% due 11/01/17	1,745	1,858
Energy Partners, Ltd.
Series WI
9.750% due 04/15/14	900	833
Energy Transfer Partners, LP
5.950% due 02/01/15	4,500	4,471
6.700% due 07/01/18	2,100	2,182
7.500% due 07/01/38	2,935	3,142
Enterprise Products Operating LLC (Ñ)
6.500% due 01/31/19	2,905	2,996
Enterprise Products Operating, LP
4.950% due 06/01/10	825	829
8.375% due 08/01/66	2,670	2,658
7.034% due 01/15/68	475	415
Series B (Ñ)
5.750% due 03/01/35	675	590
Exelon Generation Co. LLC
6.200% due 10/01/17	520	518
Farmers Exchange Capital (Å)
Series 144a
7.050% due 07/15/28	2,510	2,303
Farmers Insurance Exchange (Þ)
Series 144a
6.000% due 08/01/14	570	581
8.625% due 05/01/24	1,830	1,935
FedEx Corp.
5.500% due 08/15/09	620	628
7.600% due 07/01/97	585	679
First Data Corp. (Ñ)(Þ)
Series 144a
9.875% due 09/24/15	2,310	2,102
First Union Institutional Capital II
7.850% due 01/01/27	1,680	1,643
FirstEnergy Corp.
Series B
6.450% due 11/15/11	3,450	3,583
Series C
7.375% due 11/15/31	1,630	1,800
Fiserv, Inc.
6.125% due 11/20/12	2,550	2,591
Florida Power & Light Co.
5.950% due 02/01/38	700	711
Ford Motor Co.
7.450% due 07/16/31	5,485	4,100

86	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ford Motor Credit Co. LLC
7.375% due 10/28/09	1,800	1,733
9.875% due 08/10/11	11,555	11,181
7.250% due 10/25/11	600	540
5.460% due 01/13/12 (Ê)	3,235	2,720
7.800% due 06/01/12	1,515	1,355
7.000% due 10/01/13 (Ñ)	675	582
8.000% due 12/15/16	1,625	1,422
Series WI
9.750% due 09/15/10	2,710	2,633
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/17	5,770	6,376
Freescale Semiconductor, Inc.
Series WI (Ñ)
8.875% due 12/15/14	1,625	1,430
10.125% due 12/15/16	2,155	1,697
General Electric Capital Corp.
5.625% due 05/01/18	2,500	2,526
5.875% due 01/14/38	7,015	6,688
6.375% due 11/15/67	22,300	22,321
Series GMTN (Ê)(Ñ)
2.931% due 03/12/10	1,900	1,878
Series MTN
3.250% due 06/15/09	600	600
2.937% due 10/26/09 (Ê)	2,400	2,369
2.888% due 01/20/10 (Ê)	5,200	5,171
2.928% due 01/08/16 (Ê)	1,100	1,016
Series MTNA
4.250% due 12/01/10 (Ñ)	180	182
5.875% due 02/15/12	320	335
5.450% due 01/15/13	5,900	6,096
4.750% due 09/15/14	80	80
General Electric Co.
5.250% due 12/06/17	2,025	2,015
General Mills, Inc.
3.038% due 01/22/10 (Ê)	1,100	1,081
5.650% due 09/10/12	880	906
General Motors Corp.(Ñ)
8.375% due 07/15/33	5,490	4,179
Genworth Life Institutional Funding Trust (Å)
Series MTN
5.875% due 05/03/13	1,930	1,929
Georgia-Pacific LLC
8.125% due 05/15/11	1,000	1,036
9.500% due 12/01/11	1,210	1,277
Glencore Nickel, Ltd.
9.000% due 12/01/14	305	—

	Principal Amount ($) or Shares	Market Value $
GMAC LLC
6.875% due 09/15/11	12,056	10,047
8.000% due 11/01/31 (Ñ)	5,360	4,055
Goldman Sachs Group, Inc. (The)
2.689% due 06/23/09 (Ê)	4,000	3,951
6.250% due 09/01/17	6,300	6,437
6.750% due 10/01/37	13,290	13,023
Series MTN (Ê)(Ñ)
3.150% due 11/16/09	600	591
Series MTNB (Ê)
3.250% due 07/23/09	3,500	3,459
Goodyear Tire & Rubber Co. (The) (Ñ)
8.663% due 12/01/09 (Ê)	1,000	1,001
9.000% due 07/01/15	625	680
GrafTech Finance, Inc.
10.250% due 02/15/12	562	584
Harrah’s Operating Co., Inc. (Ñ)
5.500% due 07/01/10	525	466
6.500% due 06/01/16	3,355	1,946
Hawaiian Telcom Communications, Inc. (Ê)(Ñ)
Series B
8.580% due 05/01/13	2,945	1,178
HCA, Inc.
6.375% due 01/15/15 (Ñ)	1,575	1,402
Series WI
9.125% due 11/15/14	2,000	2,120
9.250% due 11/15/16	2,730	2,935
9.625% due 11/15/16	1,000	1,074
HCP, Inc.
Series MTN
5.950% due 09/15/11	1,750	1,700
Health Net, Inc.
6.375% due 06/01/17	2,095	1,896
Healthsouth Corp. (Ñ)
10.829% due 06/15/14 (Ê)	1,190	1,208
10.750% due 06/15/16	3,035	3,263
Helix Energy Solutions Group, Inc. (Å)
Series 144a
9.500% due 01/15/16	500	521
Hertz Corp. (The)
8.875% due 01/01/14	750	756
Historic TW, Inc.
8.050% due 01/15/16	2,360	2,525
6.625% due 05/15/29	115	111
HJ Heinz Co. (Þ)
Series 144a
6.428% due 12/01/20	200	202

Multistrategy Bond Fund	87

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hospira, Inc.(Ê)
3.176% due 03/30/10	1,580	1,527
Hospitality Properties Trust
Series WI
5.625% due 03/15/17	5,775	4,866
HRPT Properties Trust
5.750% due 02/15/14	2,140	1,958
HSBC Bank USA NA (Ê)
Series BKNT
3.130% due 06/10/09	500	495
HSBC Finance Corp.
2.878% due 10/21/09 (Ê)	1,500	1,470
4.125% due 11/16/09	1,270	1,267
8.000% due 07/15/10	165	174
6.750% due 05/15/11	900	938
6.375% due 10/15/11	465	482
6.375% due 11/27/12	1,770	1,822
5.000% due 06/30/15	1,330	1,294
Series MTN1 (Ê)
3.346% due 05/10/10	1,300	1,244
HUB International Holdings, Inc. (Þ)
Series 144a
10.250% due 06/15/15	4,665	3,405
Huntsman LLC
11.500% due 07/15/12	2,500	2,674
Idearc, Inc. (Ñ)
8.000% due 11/15/16	500	325
ING Capital Funding Trust III (ƒ)
8.439% due 12/29/49	3,550	3,566
Inmarsat Finance PLC
(Step Up, 10.375%, 11/15/08)
Zero coupon due 11/15/12	1,625	1,603
Intelsat Corp.
9.000% due 06/15/16	2,250	2,270
International Business Machines Corp.
5.700% due 09/14/17	1,100	1,146
International Lease Finance Corp.
Series MTN
4.950% due 02/01/11	1,425	1,383
5.625% due 09/20/13	2,710	2,670
International Paper Co.
5.850% due 10/30/12	6,530	6,419
iStar Financial, Inc.
Series B
5.125% due 04/01/11	1,100	963
JC Penney Corp., Inc.
6.375% due 10/15/36	1,645	1,405
Jersey Central Power & Light Co.
5.625% due 05/01/16	1,240	1,199

	Principal Amount ($) or Shares	Market Value $
John Hancock Global Funding II (Å)
Series 144a
7.900% due 07/02/10	440	482
Johnson & Johnson
5.550% due 08/15/17	410	437
5.950% due 08/15/37	525	566
JP Morgan Chase Capital XX
Series T
6.550% due 09/29/36	200	181
JP Morgan Chase Capital XXII
Series V
6.450% due 01/15/87	6,500	5,824
JPMorgan Chase & Co.
7.000% due 11/15/09	415	429
6.750% due 02/01/11 (Ñ)	175	183
6.000% due 01/15/18	19,805	20,528
Series 1
2.936% due 06/26/09 (Ê)	700	698
7.900% due 12/31/49 (ƒ)	11,065	11,272
Series MTN
3.202% due 05/07/10 (Ê)	3,200	3,171
5.375% due 01/15/14	2,070	2,122
JPMorgan Chase Bank
Series EMTN
6.000% due 05/22/45	4,511	4,259
JPMorgan Chase Bank NA
Series BKNT
6.000% due 10/01/17	3,300	3,426
K Hovnanian Enterprises, Inc. (Ñ)
6.000% due 01/15/10	1,050	819
KAR Holdings, Inc. (Ñ)
Series WI
10.000% due 05/01/15	3,875	3,681
KBC Bank Funding Trust III (ƒ)(Þ)
Series 144a
9.860% due 11/29/49	1,960	2,092
Kerr-McGee Corp.
6.950% due 07/01/24	2,455	2,592
Kraft Foods, Inc.
3.596% due 08/11/10 (Ê)	8,200	7,972
5.625% due 11/01/11	6,260	6,403
6.500% due 08/11/17	1,475	1,544
6.125% due 02/01/18	800	817
6.875% due 02/01/38	350	363
Kroger Co. (The)
7.250% due 06/01/09	270	276
L-3 Communications Corp.
Series B
6.375% due 10/15/15	1,500	1,483

88	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

LaBranche & Co., Inc.
9.500% due 05/15/09	245	251
11.000% due 05/15/12	1,390	1,418
Land O’ Lakes, Inc.
8.750% due 11/15/11	625	638
Lear Corp.
Series B
8.750% due 12/01/16	805	757
Lehman Brothers Holdings, Inc.
3.170% due 08/21/09 (Ê)	800	770
6.875% due 07/17/37	2,240	2,077
Series MTN
3.170% due 11/16/09 (Ê)	5,600	5,363
3.233% due 05/25/10 (Ê)	900	845
2.954% due 07/18/11 (Ê)	600	543
6.200% due 09/26/14	2,825	2,843
6.750% due 12/28/17	175	175
6.875% due 05/02/18	895	915
7.000% due 09/27/27	990	970
Liberty Mutual Group, Inc.
Series 144a (Þ)
7.000% due 03/15/37	5,065	4,669
7.800% due 03/15/37	9,220	8,319
Limited Brands, Inc.
6.900% due 07/15/17	945	844
7.600% due 07/15/37	1,345	1,106
Lowe’s Cos., Inc. (Ñ)
6.100% due 09/15/17	400	415
Lubrizol Corp.
4.625% due 10/01/09	1,961	1,956
MacDermid, Inc. (Þ)
Series 144a
9.500% due 04/15/17	3,690	3,524
Macys Retail Holdings, Inc.
5.350% due 03/15/12	1,675	1,561
6.375% due 03/15/37 (Ñ)	2,500	1,944
Mandalay Resort Group
6.500% due 07/31/09	500	500
Manufacturers & Traders Trust Co.
5.585% due 12/28/20	411	376
Max USA Holdings, Ltd. (Þ)
Series 144a
7.200% due 04/14/17	1,915	1,967
McDonald’s Corp.
5.800% due 10/15/17	5,650	5,913
Medco Health Solutions, Inc.
6.125% due 03/15/13	1,350	1,381
7.250% due 08/15/13	3,697	3,916

	Principal Amount ($) or Shares	Market Value $
Merrill Lynch & Co., Inc.
5.450% due 02/05/13 (Ñ)	2,350	2,286
6.400% due 08/28/17	1,650	1,648
6.110% due 01/29/37	2,175	1,835
Series MTN
3.178% due 05/08/09 (Ê)	2,300	2,256
3.158% due 08/14/09 (Ê)	700	683
3.120% due 07/25/11 (Ê)	1,100	1,010
6.050% due 08/15/12	1,300	1,296
6.150% due 04/25/13	2,680	2,674
6.875% due 04/25/18	3,950	3,982
Series MTN1 (Ê)
3.138% due 12/04/09	1,000	954
MetLife Capital Trust X (Å)
Series 144a
9.250% due 04/08/68	1,100	1,240
MetLife, Inc.
6.125% due 12/01/11	2,120	2,239
5.000% due 06/15/15	770	764
6.400% due 12/15/36	400	360
MetroPCS Wireless, Inc.
9.250% due 11/01/14	1,000	983
Metropolitan Life Global Funding I (Ê)(Þ)
Series MTN
3.110% due 05/17/10	4,300	4,213
Midamerican Energy Holdings Co.
Series 144a (Å)
5.750% due 04/01/18	1,200	1,219
Series WI
6.125% due 04/01/36	2,775	2,773
Midamerican Funding LLC
6.750% due 03/01/11	1,370	1,453
Miller Brewing Co. (Þ)
Series 144a
5.500% due 08/15/13	2,300	2,381
Mohegan Tribal Gaming Authority (Ñ)
8.000% due 04/01/12	1,000	935
Monsanto Co.
5.125% due 04/15/18	5,000	4,979
Morgan Stanley
3.212% due 05/07/09 (Ê)	5,100	5,038
Series GMTN (Ñ)
5.750% due 08/31/12	1,600	1,604
Series MTN
2.803% due 01/15/10 (Ê)	2,300	2,214
6.250% due 08/28/17	900	902
5.950% due 12/28/17 (Ñ)	1,850	1,833
6.625% due 04/01/18	8,220	8,523

Multistrategy Bond Fund	89

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Natexis Ambs Co. LLC (ƒ)(Þ)
Series 144a
8.440% due 12/29/49	650	655
National Rural Utilities Cooperative Finance Corp.
5.450% due 04/10/17	2,360	2,350
5.450% due 02/01/18	825	821
Nationwide Financial Services
6.250% due 11/15/11	395	407
Nationwide Mutual Insurance Co. (Þ)
Series 144a
7.875% due 04/01/33	1,317	1,301
Neiman-Marcus Group, Inc.
7.125% due 06/01/28	2,500	2,238
Nelnet, Inc.
7.400% due 09/29/36	600	388
Nevada Power Co.
Series L
5.875% due 01/15/15	550	546
New Cingular Wireless Services, Inc.
8.750% due 03/01/31	2,850	3,508
News America Holdings, Inc.
7.750% due 12/01/45	1,275	1,425
7.900% due 12/01/95	595	644
8.250% due 10/17/96	195	220
News America, Inc.
6.650% due 11/15/37	3,525	3,644
Nextel Communications, Inc.
Series E
6.875% due 10/31/13	1,795	1,481
Nisource Finance Corp.
7.875% due 11/15/10	1,510	1,587
6.400% due 03/15/18	1,785	1,759
Nordstrom, Inc. (Ñ)
6.250% due 01/15/18	2,750	2,738
Norfolk Southern Corp.
7.900% due 05/15/97	6,280	6,996
North Front Pass-Through Trust (Þ)
Series 144a
5.810% due 12/15/24	6,115	5,840
Nuveen Investments, Inc. (Å)
Series 144a
10.500% due 11/15/15	898	864
Ohio Power Co.
Series F
5.500% due 02/15/13	55	56
ONEOK Partners, LP
6.650% due 10/01/36	2,175	2,086
6.850% due 10/15/37	1,150	1,131

	Principal Amount ($) or Shares	Market Value $
Oracle Corp.
5.750% due 04/15/18	5,130	5,223
Pacific Gas & Electric Co.
4.200% due 03/01/11	1,815	1,803
6.050% due 03/01/34	955	950
5.800% due 03/01/37 (Ñ)	5,425	5,211
Panama Canal Railway Co. (Å)
Series 144a
7.000% due 11/01/26	1,000	915
PartnerRe Finance II
6.440% due 12/01/66	150	120
Peabody Energy Corp.
7.875% due 11/01/26	400	415
Pepco Holdings, Inc. (Ê)
3.701% due 06/01/10	3,725	3,713
Phoenix Life Insurance Co. (Þ)
Series 144a
7.150% due 12/15/34	1,450	1,443
Pilgrim’s Pride Corp.
7.625% due 05/01/15	616	586
PNC Bank NA
Series BKNT
6.875% due 04/01/18	1,950	2,016
Popular North America Capital Trust I (Ñ)
6.564% due 09/15/34	647	444
Power Contract Financing LLC (Þ)
Series 144a
6.256% due 02/01/10	1,051	1,070
Pride International, Inc.
7.375% due 07/15/14	3,115	3,251
Progress Energy, Inc.
7.100% due 03/01/11	1,039	1,103
7.750% due 03/01/31	135	160
Prudential Financial, Inc.
Series MTN
6.000% due 12/01/17	1,385	1,396
Qwest Corp.
7.875% due 09/01/11	3,785	3,880
7.625% due 06/15/15	800	802
Rabobank Capital Funding II (ƒ)(Þ)
Series 144a
5.260% due 12/31/49	865	772
RBS Capital Trust I (ƒ)
4.709% due 12/29/49	660	556
RBS Capital Trust III (ƒ)
5.512% due 09/29/49	3,750	3,162

90	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Realogy Corp. (Ñ)
Series WI
12.375% due 04/15/15	2,560	1,395
Reckson Operating Partnership, LP
5.150% due 01/15/11	457	435
Reinsurance Group of America, Inc.
6.750% due 12/15/65	325	258
Residential Capital LLC
6.178% due 05/22/09 (Ê)	2,600	1,710
8.375% due 06/30/10 (Ñ)	1,300	705
8.000% due 02/22/11	1,925	991
8.500% due 04/17/13	3,220	1,626
Series WI
8.875% due 06/30/15	2,086	1,043
Rohm & Haas Co.
6.000% due 09/15/17	1,300	1,322
Rural Cellular Corp.
9.875% due 02/01/10 (Ñ)	2,410	2,494
8.250% due 03/15/12	820	853
8.989% due 11/01/12 (Ê)	1,750	1,776
SB Treasury Co. LLC (ƒ)(Å)
Series 144a
9.400% due 12/29/49	2,028	2,043
Schering-Plough Corp.
5.550% due 12/01/13	2,390	2,448
Simon Property Group, LP
5.600% due 09/01/11 (Ñ)	1,000	1,003
6.100% due 05/01/16	1,540	1,544
SLM Corp.
Series MTN
5.400% due 10/25/11	1,150	1,020
5.125% due 08/27/12	925	797
Series MTNA
3.060% due 07/27/09 (Ê)(Ñ)	600	555
4.500% due 07/26/10	1,510	1,347
Smurfit-Stone Container Enterprises, Inc. (Ñ)
8.375% due 07/01/12	2,160	1,976
Southern California Edison Co.
7.625% due 01/15/10	600	627
Series 08-A
5.950% due 02/01/38	1,250	1,262
Southern Copper Corp.
7.500% due 07/27/35	2,310	2,437
Southern Natural Gas Co.
7.350% due 02/15/31	1,050	1,106
Southwestern Energy Co. (Å)
Series 144a
7.500% due 02/01/18	870	922

	Principal Amount ($) or Shares	Market Value $
Sprint Capital Corp.
7.625% due 01/30/11	4,675	4,430
6.875% due 11/15/28	1,500	1,166
8.750% due 03/15/32	2,915	2,572
Starbucks Corp.
6.250% due 08/15/17	1,040	1,033
Stingray Pass-Through Trust (Þ)
Series 144a
5.902% due 01/12/15	3,400	846
Suncom Wireless, Inc.
8.500% due 06/01/13	5,520	5,748
Sungard Data Systems, Inc.
10.250% due 08/15/15	2,020	2,146
Swiss Re Capital I, LP (ƒ)(Þ)
Series 144a
6.854% due 05/29/49	2,250	2,042
Symetra Financial Corp. (Å)
Series 144a
6.125% due 04/01/16	900	817
8.300% due 10/15/67	2,490	2,199
Target Corp.
7.000% due 01/15/38	1,115	1,197
Temple-Inland, Inc.
7.875% due 05/01/12	2,555	2,614
Tennessee Gas Pipeline Co. (Ñ)
7.000% due 10/15/28	700	698
TEPPCO Partners, LP
6.650% due 04/15/18	2,875	2,893
Tesoro Corp.
Series WI
6.500% due 06/01/17	1,200	1,101
Texas Competitive Electric Holdings Co. LLC
Series 144a
10.250% due 11/01/15	3,390	3,534
10.500% due 11/01/16 (Å)	3,900	3,993
Time Warner Cable, Inc.
Series WI
5.400% due 07/02/12	6,710	6,749
5.850% due 05/01/17	1,185	1,176
6.550% due 05/01/37	1,400	1,391
Time Warner Entertainment Co., LP
Series*
8.375% due 03/15/23	886	999
Time Warner, Inc.
3.300% due 11/13/09 (Ê)	2,655	2,562
5.500% due 11/15/11	1,960	1,942

Multistrategy Bond Fund	91

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Transcontinental Gas Pipe Line Corp. (Ñ)
7.250% due 12/01/26	975	1,010
Travelers Cos., Inc. (The)
Series MTN
5.375% due 06/15/12	885	901
6.250% due 06/15/37	1,110	1,087
Twin Reefs Pass-Through Trust (Ê)(ƒ)(Þ)
Series 144a
3.722% due 12/10/49	2,300	92
UBS Preferred Funding Trust V (ƒ)(Ñ)
Series 1
6.243% due 05/12/49	3,600	3,151
Union Electric Co.
6.400% due 06/15/17	3,635	3,720
Union Pacific Corp.
3.625% due 06/01/10	590	583
6.125% due 01/15/12	1,550	1,609
United Rentals North America, Inc.
6.500% due 02/15/12	1,500	1,406
United States Steel Corp.
5.650% due 06/01/13	1,320	1,289
6.050% due 06/01/17	2,990	2,844
6.650% due 06/01/37	520	455
United Technologies Corp.
5.375% due 12/15/17	1,950	1,990
UnitedHealth Group, Inc.
6.000% due 06/15/17	775	770
Series WI
6.500% due 06/15/37	480	444
6.625% due 11/15/37	1,325	1,249
Universal City Development Partners
11.750% due 04/01/10	1,895	1,966
Unum Group
5.859% due 05/15/09	740	752
US Oncology, Inc. (Ñ)
9.000% due 08/15/12	1,185	1,203
USB Capital IX (ƒ)(Ñ)
6.189% due 04/15/49	200	152
USB Realty Corp. (ƒ)(Þ)
Series 144a
6.091% due 12/22/49	4,500	3,307
Valero Logistics Operations, LP
6.050% due 03/15/13	2,757	2,786
Verizon Communications, Inc.
5.250% due 04/15/13	300	306
6.100% due 04/15/18 (Ñ)	3,420	3,586

	Principal Amount ($) or Shares	Market Value $
6.400% due 02/15/38	2,225	2,266
6.900% due 04/15/38	3,590	3,888
Verizon New England, Inc.
6.500% due 09/15/11	70	72
Viacom, Inc.
5.750% due 04/30/11	1,805	1,825
Visteon Corp. (Ñ)
8.250% due 08/01/10	1,010	889
Wachovia Bank NA
Series BKNT
3.153% due 05/25/10 (Ê)	3,800	3,660
6.600% due 01/15/38	3,870	3,742
Wachovia Capital Trust III (ƒ)
5.800% due 03/15/42	11,295	8,980
Wachovia Corp.
2.843% due 10/15/11 (Ê)	1,800	1,699
5.750% due 06/15/17 (Ñ)	2,280	2,268
5.750% due 02/01/18 (Ñ)	2,545	2,536
7.980% due 12/31/49 (ƒ)	11,370	11,186
Series MTN
5.500% due 05/01/13	875	877
Wal-Mart Stores, Inc.
4.250% due 04/15/13	1,310	1,315
6.500% due 08/15/37	1,330	1,411
6.200% due 04/15/38	1,980	2,015
Walt Disney Co. (The) (Ê)
2.779% due 07/16/10	6,500	6,433
Washington Mutual Preferred Funding LLC (Ñ)(ƒ)
6.665% due 12/31/49 (Å)	5,000	3,200
Series 144a (Þ)
9.750% due 10/29/49	9,300	8,091
WellPoint, Inc.
5.850% due 01/15/36	865	730
6.375% due 06/15/37	1,455	1,331
Wells Fargo & Co.
2.900% due 09/15/09 (Ê)	1,000	992
5.250% due 10/23/12	1,665	1,699
4.375% due 01/31/13 (Ñ)	4,625	4,575
4.950% due 10/16/13 (Ñ)	585	585
5.625% due 12/11/17	10,440	10,761
Wells Fargo Bank NA
5.750% due 05/16/16	1,520	1,573
Willis North America, Inc.
5.125% due 07/15/10	1,540	1,533
Windstream Corp.
Series WI
8.625% due 08/01/16	3,285	3,441

92	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

WMG Acquisition Corp.
7.375% due 04/15/14	1,230	1,021
World Financial Properties (Å)
Series 144a
6.950% due 09/01/13	148	151
Wyeth
5.950% due 04/01/37	1,430	1,416
Xcel Energy, Inc.
6.500% due 07/01/36	970	972
Xlliac Global Funding (Å)
Series 144a
4.800% due 08/10/10	730	730
XTO Energy, Inc.
5.500% due 06/15/18	1,750	1,737
Yum! Brands, Inc.
8.875% due 04/15/11	350	385
ZFS Finance USA Trust I
Series 144a
5.875% due 05/09/32 (Ñ)	2,100	1,925
6.150% due 12/15/35 (Å)	4,450	3,966
6.500% due 05/09/37	1,390	1,224
ZFS Finance USA Trust II (Þ)
Series 144a
6.450% due 12/15/65	3,105	2,735

		1,192,900

International Debt - 6.1%
Abbey National PLC (ƒ) (Step Up, 7.730%, 06/15/08)
6.700% due 06/29/49	1,220	1,197
Abu Dhabi National Energy Co.
Series 144a (Þ)
5.620% due 10/25/12	4,520	4,588
6.500% due 10/27/36	2,110	2,010
America Movil SAB de CV
5.500% due 03/01/14	500	500
ANZ National International, Ltd. (Ê)(Þ)
Series 144a
3.168% due 08/07/09	2,800	2,794
Argentina Bonos
3.092% due 08/03/12 (Ê)	5,210	2,816
Series VII
7.000% due 09/12/13	8,250	6,497
Arlington Street CDO, Ltd. (Þ)
Series 2000-1A Class A2
7.660% due 06/10/12	1,626	1,645

	Principal Amount ($) or Shares	Market Value $
Aspen Insurance Holdings, Ltd.
6.000% due 08/15/14	200	190
AstraZeneca PLC
5.900% due 09/15/17	900	953
6.450% due 09/15/37	800	864
AXA SA
8.600% due 12/15/30	355	395
Series 144a (ƒ)(Þ)
6.463% due 12/31/49	275	228
Banco Mercantil del Norte SA (Þ)
Series 144a
6.862% due 10/13/21	2,950	2,659
Bank of Scotland PLC (Ê)(Þ)
Series MTN
2.756% due 07/17/09	2,900	2,897
Barclays Bank PLC
5.450% due 09/12/12	14,600	14,882
Series 144a (Þ)
6.050% due 12/04/17	2,200	2,150
7.375% due 06/29/49 (ƒ)	2,110	2,041
7.434% due 09/29/49 (ƒ)	1,475	1,414
Blue City Investments 1, Ltd. for Blue City Co. 1 SAOC (Ê)
Series A3
6.945% due 11/07/16	5,500	5,335
C10 Capital SPV, Ltd. (ƒ)(Ñ)(Þ)
Series 144a
6.722% due 12/31/49	1,500	1,341
Canadian Natural Resources, Ltd.
5.150% due 02/01/13	1,225	1,241
5.700% due 05/15/17 (Ñ)	1,325	1,329
5.850% due 02/01/35	75	69
6.500% due 02/15/37	1,430	1,439
6.250% due 03/15/38	1,850	1,806
Canadian Oil Sands, Ltd. (Þ)
Series 144a
4.800% due 08/10/09	1,081	1,087
Catalyst Paper Corp. (Ñ)
Series D
8.625% due 06/15/11	5,138	4,406
China Development Bank
5.000% due 10/15/15	300	295
Citic Resources Finance, Ltd. (Ñ)(Å)
Series 144a
6.750% due 05/15/14	500	475
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/09	1,300	1,417

Multistrategy Bond Fund	93

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CODELCO Inc. (Þ)
Series 144a
6.150% due 10/24/36	100	97
Commonwealth Bank of Australia (ƒ)(Þ)
Series 144a
6.024% due 03/29/49	3,700	3,152
Covidien International Finance SA (Þ)
Series 144a
5.450% due 10/15/12	900	907
6.000% due 10/15/17	2,940	3,006
6.550% due 10/15/37	1,800	1,840
Credit Agricole SA (Ê)(Þ)
Series 144a
3.090% due 05/28/09	2,000	2,001
3.140% due 05/28/10	2,300	2,300
Deutsche ALT-A Securities NIM Trust (Å)
Series 2007-AHM Class N1
6.750% due 02/25/47	473	465
Deutsche Bank AG(Ñ)
6.000% due 09/01/17	4,700	4,918
Deutsche Telekom International Finance BV
5.375% due 03/23/11 (Ñ)	475	482
8.250% due 06/15/30	500	620
Diageo Capital PLC
5.750% due 10/23/17	910	928
Digicel Group, Ltd. (Å)
Series 144a
8.875% due 01/15/15	2,755	2,362
DnB NOR Bank ASA (Ê)(Þ)
Series 144a
2.780% due 10/13/09	7,100	7,101
DP World, Ltd. (Þ)
Series 144a
6.850% due 07/02/37	2,355	2,029
Egypt Government AID Bonds
4.450% due 09/15/15	2,950	2,987
EnCana Corp.
6.500% due 02/01/38	3,275	3,357
Endurance Specialty Holdings, Ltd.
6.150% due 10/15/15	500	472
7.000% due 07/15/34 (Ñ)	1,500	1,287
Evraz Group SA (Å)
Series 144a
8.875% due 04/24/13	800	810
9.500% due 04/24/18	3,085	3,124

	Principal Amount ($) or Shares	Market Value $
Export-Import Bank of China (Þ)
Series 144a
4.875% due 07/21/15	200	195
Export-Import Bank of Korea (Ê)
3.166% due 06/01/09	2,800	2,804
FBG Finance, Ltd. (Å)
Series 144a
5.125% due 06/15/15	585	575
FBN Capital Finance Co.
9.750% due 03/30/17	1,250	1,164
FMG Finance Pty, Ltd.
Series REGS
10.625% due 09/01/16	740	842
France Telecom SA
8.500% due 03/01/31	1,295	1,669
Galaxy Entertainment Finance Co., Ltd. (Þ)
Series 144a
9.875% due 12/15/12	3,990	4,030
Gaz Capital SA
Series 144a (Å)
7.343% due 04/11/13	500	523
8.146% due 04/11/18 (Ñ)	6,715	7,126
Series REGS
8.625% due 04/28/34	14,500	16,929
Grupo Senda Autotransporte SA de CV (Å)
Series 144a
10.500% due 10/03/15	3,600	3,384
Harborview NIM Corp. (Å)
Series 2007-1A Class N1
6.409% due 03/19/37	108	107
HBOS PLC (ƒ)(Þ)
Series 144a
5.920% due 09/29/49	1,200	916
HSBC Holdings PLC
6.500% due 05/02/36	1,580	1,554
6.500% due 09/15/37	1,000	981
Inco, Ltd.
5.700% due 10/15/15	1,050	1,004
Independencia International, Ltd.
Series REGS
9.875% due 01/31/17	2,726	2,715
Intelsat Subsidiary Holding Co., Ltd.
8.625% due 01/15/15	3,285	3,314
Invesco, Ltd.
4.500% due 12/15/09	3,257	3,236
5.625% due 04/17/12	3,995	3,905
5.375% due 02/27/13	1,600	1,547

94	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ispat Inland ULC
9.750% due 04/01/14	7,976	8,507
Korea Development Bank (Ê)
2.824% due 04/03/10	8,900	8,870
Korea Electric Power Corp. (Þ)
Series 144a
5.125% due 04/23/34	400	392
Korea Southern Power Co., Ltd. (Þ)
Series 144a
5.375% due 04/18/13	3,090	3,096
Landsbanki Islands HF (ƒ)(Þ)
Series 144a
7.431% due 12/31/49	3,785	2,829
LG Electronics, Inc. (Å)
Series 144a
5.000% due 06/17/10	390	386
Marathon Oil Canada Corp.
8.375% due 05/01/12	3,240	3,577
Millicom International Cellular SA
10.000% due 12/01/13	2,200	2,349
Montpelier Re Holdings, Ltd.
6.125% due 08/15/13	3,760	3,707
MUFG Capital Finance 1, Ltd. (ƒ)
6.346% due 07/25/99	3,625	3,276
Nine Dragons Paper Holdings, Ltd. (Å)
Series 144a
7.875% due 04/29/13	2,430	2,410
Nippon Life Insurance (Þ)
Series 144a
4.875% due 08/09/10	2,685	2,708
Norske Skogindustrier ASA (Þ)
Series 144a
6.125% due 10/15/15	2,360	1,463
7.125% due 10/15/33	3,940	2,854
Petrobras International Finance Co. (Ñ)
5.875% due 03/01/18	1,650	1,643
Petroleum Export, Ltd. (Þ)
Series 144a
5.265% due 06/15/11	144	145
Province of Quebec Canada (Ñ)
Series PJ
6.125% due 01/22/11	1,880	2,009
PSB Finance SA for Promsvyazbank
9.625% due 05/23/12	900	821
Quebecor World Capital Corp. (Ø)(Ñ)
6.125% due 11/15/13	1,565	653

	Principal Amount ($) or Shares	Market Value $
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ)
Series 144a
5.298% due 09/30/20	500	463
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ)
Series 144a
5.832% due 09/30/16	3,395	3,250
5.838% due 09/30/27	300	253
6.332% due 09/30/27	3,000	2,717
Reliance Industries, Ltd. (Þ)
Series 144a
10.250% due 01/15/97	750	810
RESI Finance, LP (Ê)(Þ)
Series 2003-D Class B3
4.022% due 12/10/35	1,470	1,225
Series 2003-D Class B4
4.222% due 12/10/35	1,708	1,426
Series 2007-B Class B5
3.816% due 03/27/37	2,237	1,119
Resix Finance, Ltd. Credit-Linked Notes (Ê)(Þ)
Series 2003-D Class B7
8.472% due 12/10/35	2,198	1,696
Resona Bank, Ltd. (ƒ)(Þ)
Series 144a
5.850% due 09/29/49	7,300	6,157
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ)
Series 144a
7.191% due 12/29/49	16,405	14,587
Rogers Wireless, Inc.
6.375% due 03/01/14	4,410	4,500
Royal Bank of Scotland Group PLC (ƒ)
Series 1
9.118% due 03/31/49	4,025	4,069
Series 144a (Þ)
6.990% due 10/29/49	6,025	5,530
Series MTN
7.640% due 03/31/49	2,400	2,259
RSHB Capital SA for OJSC Russian Agricultural Bank
6.875% due 11/29/10	1,450	1,474
Santander Perpetual SA Unipersonal (ƒ)(Þ)
Series 144a
6.671% due 10/29/49	2,700	2,566

Multistrategy Bond Fund	95

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Santander US Debt SA Unipersonal (Ê)(Þ)
Series 144a
3.074% due 11/20/09	2,800	2,770
Sappi Papier Holding AG (Þ)
Series 144a
6.750% due 06/15/12	1,495	1,410
Shinsei Finance II (ƒ)(Þ)
Series 144a
7.160% due 07/25/49	1,400	939
Siemens Financieringsmaatschappij NV (Ê)(Þ)
Series 144a 3.118% due 08/14/09	1,500	1,501
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ)
Series 144a
6.078% due 01/29/49	1,000	891
Stora Enso OYJ (Þ)
Series 144a
7.250% due 04/15/36	1,595	1,346
Systems 2001 AT LLC
Series 144a
7.156% due 12/15/11	309	329
6.664% due 09/15/13 (Å)	337	337
Telecom Italia Capital SA
4.000% due 01/15/10	3,386	3,327
4.875% due 10/01/10 (Ñ)	950	940
3.344% due 07/18/11 (Ê)	1,100	1,016
6.200% due 07/18/11	3,530	3,556
6.000% due 09/30/34	1,050	938
7.200% due 07/18/36	1,100	1,102
Telefonica Emisiones SAU
2.842% due 06/19/09 (Ê)	1,000	989
5.984% due 06/20/11	1,285	1,312
6.421% due 06/20/16	810	855
Telefonica Europe BV
8.250% due 09/15/30	1,400	1,700
TMK Capital SA for OAO TMK
8.500% due 09/29/09	1,100	1,127
TNK-BP Finance SA
Series 144a
6.125% due 03/20/12	400	384
7.500% due 03/13/13	4,705	4,717
7.875% due 03/13/18 (Å)	4,480	4,435
Series REGS
7.875% due 03/13/18	5,400	5,353
Transocean, Inc.
6.000% due 03/15/18	5,590	5,782
6.800% due 03/15/38	1,975	2,101

	Principal Amount ($) or Shares	Market Value $
Tristan Oil, Ltd.
Series 144a (Þ)
10.500% due 01/01/12	700	669
Series REGS
10.500% due 01/01/12	1,035	987
True Move Co., Ltd. (Þ)
Series 144a
10.375% due 08/01/14	1,015	903
Tyco Electronics Group SA (Þ)
Series 144a
6.000% due 10/01/12	6,570	6,699
6.550% due 10/01/17	3,235	3,312
7.125% due 10/01/37	2,250	2,304
Tyco International Group SA
6.750% due 02/15/11	2,260	2,350
UBS AG
Series DPNT
5.875% due 12/20/17	5,375	5,481
Series EMTN
Zero coupon due 12/31/17	3,800	2,232
Series MTN
5.750% due 04/25/18	1,100	1,098
Vale Overseas, Ltd.
6.250% due 01/23/17	2,445	2,506
6.875% due 11/21/36	200	202
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications
Series 144a (Ñ)(Å)
8.375% due 04/30/13	650	650
9.125% due 04/30/18	6,240	6,245
Series REGS
9.125% due 04/30/18	4,800	4,809
Virgin Media Finance PLC
Series $
8.750% due 04/15/14	750	726
VTB 24 Capital PLC (Ê)
Series EMTN
3.820% due 12/07/09	3,205	3,093
VTB Capital SA (Ê)(Å)
Series 144a
4.812% due 11/02/09	2,100	2,047
Westfield Capital Corp., Ltd./WT Finance Aust Pty Ltd/WEA Finance LLC (Þ)
Series 144a
5.125% due 11/15/14	700	649
Westfield Group (Þ)
Series 144a
5.400% due 10/01/12	827	816

96	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

White Mountains Re Group, Ltd. (ƒ)(Å)
Series 144a
7.506% due 05/29/49	11,855	8,881
XL Capital, Ltd. (ƒ)
Series E
6.500% due 12/31/49	11,725	8,208
Xstrata Canada Corp.
7.250% due 07/15/12	275	293
6.000% due 10/15/15	800	782
Xstrata Finance Dubai, Ltd. (Ê)(Þ)
Series 144a
3.420% due 11/13/09	885	861

		395,481

Loan Agreements - 0.9%
Adam Aircraft, Term Loan
14.680% due 05/01/12	714	71
ALLTEL Holding Corp., Tranche B3
5.466% due 07/17/13	1,493	1,450
Avis Budget Holdings LLC, Term Loan
4.150% due 04/19/12	670	608
AWAS, Second Lien Term Loan
8.625% due 03/21/13	721	615
Coffeyville Resources LLC, Letter of Credit
5.948% due 12/28/13	97	90
Coffeyville Resources LLC, Tranche D Term Loan
5.448% due 12/28/13	315	290
DaimlerChrysler Financial Services North America LLC, Second Lien Term Loan
9.300% due 07/01/13	4,425	3,540
Douglas Dynamics LLC, Term Loan
4.946% due 05/21/13	1,881	1,627
First Data Corp., Term Loan B1
5.349% due 09/24/14	142	134
5.446% due 09/24/14	344	324
5.645% due 09/24/14	4,678	4,395
Ford Motor Co., Term Loan B
5.800% due 12/15/13	5,117	4,699
General Motors Corp., Term Loan B
5.059% due 11/01/13	3,693	3,467
5.059% due 11/29/13	1,350	1,268
Georgia-Pacific Corp., First Lien Term Loan
4.446% due 12/20/12	192	184
4.740% due 12/20/12	2,139	2,053
4.835% due 12/20/12	252	241

	Principal Amount ($) or Shares	Market Value $
Georgia-Pacific Corp., Term Loan B2
4.446% due 12/20/12	263	252
4.740% due 12/20/12	1,121	1,076
HCA, Inc., Term Loan B
4.946% due 11/16/13	200	190
4.946% due 12/30/13	4,584	4,355
Healthsouth Corp., Term Loan B
5.230% due 03/10/13	2,222	2,106
5.370% due 03/10/13	5	5
5.370% due 03/13/13	200	189
Hexion Specialty Chemicals, Inc., Term Loan C1
4.938% due 05/05/13	405	384
Hexion Specialty Chemicals, Inc., Term Loan C2
5.000% due 05/05/13	88	83
Idearc, Inc., Term Loan B
4.700% due 11/17/14	4,570	3,758
4.860% due 11/17/14	204	167
Realogy Corp., Letter of Credit
5.553% due 04/10/13	295	241
Realogy Corp., Term Loan
5.722% due 04/10/13	1,095	894
Stallion Oilfield Services, Inc., Term Loan
7.611% due 06/12/13	4,500	3,510
Talecris Biotherapeutics, Inc., Second Lien Term Loan
9.570% due 12/06/14	800	664
Texas Competitive Electric Holdings Company LLC, Term Loan B2
6.478% due 10/10/14	987	944
6.596% due 10/10/14	5,885	5,632
United Airlines, Inc., Term Loan B
4.750% due 02/01/14	645	554
4.938% due 02/01/14	567	487
Univision Communications, Inc., Term Loan B
5.113% due 09/15/14	107	90
5.149% due 09/15/14	1,669	1,403
USI Holdings Corp., Tranche B Term Loan
5.450% due 05/04/14	695	637
Visteon Corp., Term Loan
7.194% due 06/13/13	2,200	1,876
Windstream Corp., Term Loan B
4.220% due 07/17/13	2,317	2,251

		56,804

Multistrategy Bond Fund	97

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mortgage-Backed Securities - 61.7%
Accredited Mortgage Loan Trust (Ê)
Series 2006-2 Class A2
2.985% due 09/25/36	2,680	2,579
Adjustable Rate Mortgage Trust
Series 2004-5 Class 2A1
4.996% due 04/25/35	1,336	1,292
Series 2005-1 Class 5A2 (Ê)
3.225% due 05/25/35	633	507
Series 2005-3 Class 8A2 (Ê)
3.135% due 07/25/35	1,233	905
Alliance Bancorp Trust (Ê)
Series 2007-OA1 Class A1
3.135% due 07/25/37	4,472	3,521
American Home Mortgage Assets (Ê)
Series 2007-1 Class A1
5.026% due 02/25/47	3,468	2,654
Series 2007-2 Class A1
3.020% due 03/25/47	4,003	3,114
Series 2007-4 Class A2
3.085% due 08/25/37	12,480	11,133
American Home Mortgage Investment Trust (Ê)
Series 2004-1 Class 1A
3.245% due 04/25/44	221	221
Series 2004-4 Class 4A
4.390% due 02/25/45	962	875
Series 2005-2 Class 1A1
3.195% due 09/25/45	5,084	3,896
Series 2005-2 Class 5A2
3.045% due 09/25/35	83	83
Series 2005-4 Class 1A1
3.185% due 11/25/45	1,147	933
Series 2007-1 Class GA1C
3.085% due 05/25/47	5,795	4,527
Banc of America Alternative Loan Trust
Series 2003-1 Class A2
5.500% due 02/25/33	1,011	928
Series 2003-2 Class CB2 (Ê)
3.395% due 04/25/33	663	626
Series 2003-10 Class 2A1
6.000% due 12/25/33	501	472
Series 2003-10 Class 2A2 (Ê)
3.345% due 12/25/33	1,554	1,398
Series 2004-2 Class 1A1
6.000% due 03/25/34	1,256	1,183

	Principal Amount ($) or Shares	Market Value $
Series 2004-10 Class 1CB1
6.000% due 11/25/34	346	326
Series 2004-11 Class 1CB1
6.000% due 12/25/34	399	376
Series 2005-1 Class 2A1
5.500% due 02/25/20	3,019	2,991
Series 2005-3 Class 2A1
5.500% due 04/25/20	500	505
Series 2005-5 Class 2CB1
6.000% due 06/25/35	612	617
Series 2005-6 Class 7A1
5.500% due 07/25/20	1,170	1,171
Series 2005-9 Class 5A1
5.500% due 10/25/20	1,033	1,045
Series 2006-5 Class CB17
6.000% due 06/25/36	2,274	2,031
Series 2006-6 Class CB6
6.000% due 07/25/46	1,992	1,804
Banc of America Commercial Mortgage, Inc.
Series 2003-1 Class SBB (Þ)
5.860% due 03/11/32	92	101
Series 2003-1 Class SBC (Þ)
5.790% due 03/11/32	393	431
Series 2003-1 Class SBE (Þ)
6.770% due 03/11/32	1,258	1,430
Series 2004-3 Class A3
4.875% due 06/10/39	1,679	1,682
Series 2004-4 Class A3
4.128% due 07/10/42	6,757	6,713
Series 2005-2 Class A3
4.611% due 07/10/43	77	76
Series 2005-2 Class A4
4.783% due 07/10/43	3,125	3,084
Series 2005-3 Class A2
4.501% due 07/10/43	1,720	1,707
Series 2005-5 Class A4
5.115% due 10/10/45	6,255	6,155
Series 2005-6 Class A4
5.353% due 09/10/47	14,500	14,381
Series 2006-1 Class A4
5.372% due 09/10/45	3,465	3,408
Series 2006-3 Class A4
5.889% due 07/10/44	185	187
Series 2007-1 Class A4
5.451% due 01/15/49	1,200	1,166
Series 2007-2 Class A2
5.634% due 04/10/49	3,540	3,528

98	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-2 Class A4
5.867% due 04/10/49	3,500	3,472
Banc of America Funding Corp.
Series 2004-2 Class 3A11
5.250% due 09/20/34	1,841	1,784
Series 2005-5 Class 1A11
5.500% due 09/25/35	902	862
Series 2005-8 Class 1A1
5.500% due 01/25/36	1,118	1,115
Series 2005-D Class A1 (Ê)
4.113% due 05/25/35	1,306	1,218
Series 2005-F Class 1A2 (Ê)
3.150% due 09/20/35	297	198
Series 2006-3 Class 5A8
5.500% due 03/25/36	3,710	3,415
Series 2006-A Class 3A2
5.845% due 02/20/36	1,348	1,164
Series 2006-A Class 4A1 (Ê)
5.566% due 02/20/36	3,656	3,471
Series 2006-F Class 1A2 (Ê)
5.179% due 07/20/36	362	334
Series 2006-H Class 4A4
6.190% due 09/20/46	1,347	1,135
Series 2006-J Class 4A1
6.143% due 01/20/47	1,119	957
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
3.345% due 12/25/33	3,964	3,806
Series 2003-D Class 1A2 (Ê)
7.300% due 05/25/33	1	1
Series 2003-I Class 2A5 (Ê)
4.143% due 10/25/33	818	812
Series 2004-1 Class 5A1
6.500% due 09/25/33	72	71
Series 2004-2 Class 1A9 (Ê)
3.345% due 03/25/34	2,418	2,280
Series 2004-11 Class 2A1
5.750% due 01/25/35	3,051	2,874
Series 2004-D Class 1A1 (Ê)
5.646% due 05/25/34	117	116
Series 2004-F Class 1A1 (Ê)
5.642% due 07/25/34	1,647	1,595
Series 2004-I Class 2A2 (Ê)
4.684% due 10/25/34	301	294
Series 2004-L Class 2A1 (Ê)
4.370% due 01/25/35	2,343	2,241
Series 2005-8 Class A7
5.500% due 09/25/35	1,178	1,185

	Principal Amount ($) or Shares	Market Value $
Series 2005-9 Class 2A1
4.750% due 10/25/20	1,032	1,021
Series 2005-G Class 2A1 (Ê)
4.922% due 08/25/35	2,145	2,065
Series 2005-H Class 2A5 (Ê)
4.806% due 09/25/35	2,700	2,467
Series 2005-I Class 2A2 (Ê)
4.868% due 10/25/35	3,623	3,382
Series 2005-I Class 4A1 (Ê)
5.270% due 10/25/35	1,767	1,602
Series 2005-L Class 3A1 (Ê)
5.465% due 01/25/36	1,776	1,668
Series 2006-2 Class A12
6.000% due 07/25/36	1,570	1,508
Series 2006-2 Class A15
6.000% due 07/25/36	2,678	2,626
Series 2006-B Class 1A1 (Ê)
6.158% due 11/20/36	1,581	1,372
Series 2007-3 Class 1A1
6.000% due 09/25/37	19,014	18,384
Bear Stearns Adjustable Rate Mortgage Trust
Series 2002-11 Class 1A2
6.764% due 02/25/33	19	19
Series 2003-1 Class 6A1
5.031% due 04/25/33	110	106
Series 2003-8 Class 4A1
4.617% due 01/25/34	448	414
Series 2004-1 Class 21A1
4.452% due 04/25/34	2,038	1,773
Series 2004-3 Class 1A1 (Ê)
5.696% due 07/25/34	1,399	1,373
Series 2004-8 Class 2A1
5.072% due 11/25/34	3,684	3,561
Series 2004-10 Class 22A1
4.958% due 01/25/35	1,587	1,502
Series 2005-2 Class A1 (Ê)
4.125% due 03/25/35	16,733	16,007
Series 2005-2 Class A2 (Ê)
4.125% due 03/25/35	904	864
Series 2005-3 Class 2A1
5.069% due 06/25/35	5,046	4,865
Series 2005-10 Class A1 (Ê)
4.750% due 10/25/35	2,800	2,695
Series 2007-1 Class 3A2
5.748% due 02/25/47	3,169	2,773
Series 2007-3 Class 1A1
5.476% due 05/25/47	6,656	6,316

Multistrategy Bond Fund	99

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.371% due 05/25/35	1,752	1,528
Series 2005-5 Class 21A1
5.500% due 06/25/35	3,873	3,388
Series 2005-7 Class 22A1
5.706% due 09/25/35	709	596
Series 2005-8 Class 11A1 (Ê)
3.165% due 10/25/35	2,970	2,048
Series 2006-3 Class 33A1 (Ê)
6.156% due 05/25/36	1,426	1,147
Bear Stearns Alt-A Trust II
Series 2007-1 Class 1A1
6.264% due 09/25/47	10,998	8,792
Bear Stearns Asset Backed Securities Trust
Series 2005-AC8 Class A5
5.500% due 11/25/35	1,052	898
Bear Stearns Commercial Mortgage Securities
Series 2005-PW1 Class A4
5.405% due 12/11/40	3,500	3,502
Series 2006-PW1 Class A4
5.201% due 12/11/38	11,000	10,602
Series 2007-PW1 Class A4
5.902% due 06/11/40	2,600	2,583
5.694% due 06/11/50	2,800	2,757
Bear Stearns Mortgage Funding Trust (Ê)
Series 2006-AR2 Class 1A1
3.095% due 09/25/36	8,780	6,868
Series 2006-AR2 Class 2A1
3.125% due 10/25/36	2,113	1,597
Series 2006-AR3 Class 1A1
3.075% due 03/25/36	2,049	1,599
Series 2006-AR4 Class A1
3.105% due 12/25/36	2,503	1,951
Series 2006-AR5 Class 1A1
3.055% due 12/25/46	5,499	4,265
Series 2007-AR2 Class A1
3.065% due 03/25/37	2,591	1,850
Series 2007-AR2 Class A3
3.125% due 03/25/37	8,127	3,489
Series 2007-AR3 Class 1A1
3.035% due 03/25/37	3,997	3,118
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1
5.682% due 01/26/36	2,516	2,107

	Principal Amount ($) or Shares	Market Value $
Series 2007-R6 Class 2A1
5.783% due 12/26/46	1,462	1,206
Series 2007-R7 Class A1 (Ê)(Å)
2.806% due 01/25/37	4,537	4,491
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	1,611	1,554
Series 2006-S4 Class A3
6.000% due 12/25/36	2,678	2,641
Series 2006-S4 Class A4
6.000% due 12/25/36	1,525	1,516
Series 2007-A1 Class 1A3
4.353% due 02/25/37	2,340	2,262
Series 2007-A1 Class 4A1
4.472% due 02/25/37	779	745
Series 2007-A1 Class 5A1
4.170% due 02/25/37	1,767	1,740
Series 2007-A1 Class 8A1
4.244% due 02/25/37	5,858	5,530
Citicorp Mortgage Securities, Inc.
Series 2006-3 Class 1A6
6.000% due 06/25/36	1,023	942
Series 2006-3 Class 1A9
5.750% due 06/25/36	1,650	1,509
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	310	301
Series 2006-AR3 Class 2A4A
5.900% due 06/25/36	2,826	2,256
Series 2006-AR5 Class 2A1A
6.228% due 07/25/36	2,652	1,953
Series 2007-AR8 Class 2A1A
5.914% due 08/25/37	2,881	2,745
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
5.400% due 07/15/44	8,095	8,053
Series 2006-CD3 Class A5
5.617% due 10/15/48	2,605	2,586
Citimortgage Alternative Loan Trust
Series 2006-A3 Class 1A5
6.000% due 07/25/36	1,651	1,476
Series 2007-A1 Class 1A5
6.000% due 01/25/37	2,829	2,448
Commercial Mortgage Pass Through Certificates
Series 2001-J1A Class A2 (Þ)
6.457% due 02/16/34	651	671

100	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-C7 Class A2
5.690% due 06/10/46	825	832
Series 2007-C9 Class A4
6.010% due 12/10/49	5,422	5,421
Countrywide Alternative Loan Trust
Series 2004-28C Class 6A1
6.000% due 01/25/35	537	530
Series 2004-2CB Class 1A4 (Ê)
3.295% due 03/25/34	679	616
Series 2004-J7 Class 1A2
4.673% due 08/25/34	72	71
Series 2004-J8 Class 1A1
7.000% due 09/25/34	511	435
Series 2005-16 Class A1 (Ê)
5.881% due 06/25/35	2,616	1,962
Series 2005-1CB Class 2A2
5.500% due 03/25/35	1,556	1,409
Series 2005-32T Class A7 (Ê)
3.145% due 08/25/35	1,862	1,776
Series 2005-38 Class A1 (Ê)
5.576% due 09/25/35	1,090	885
Series 2005-38 Class A3 (Ê)
3.245% due 09/25/35	1,454	1,185
Series 2005-51 Class 1A1 (Ê)
3.120% due 11/20/35	1,820	1,505
Series 2005-56 Class 2A2 (Ê)
6.116% due 11/25/35	1,133	923
Series 2005-56 Class 3A1 (Ê)
3.185% due 11/25/35	524	427
Series 2005-56 Class 4A1 (Ê)
3.205% due 11/25/35	1,246	1,010
Series 2005-58 Class A2 (Ê)
3.190% due 12/20/35	1,348	901
Series 2005-59 Class 1A1 (Ê)
3.225% due 11/20/35	2,965	2,425
Series 2005-59 Class 1A2B (Ê)
3.155% due 11/20/35	410	382
Series 2005-62 Class 1A1 (Ê)
3.195% due 12/25/35	2,032	1,653
Series 2005-63 Class 3A1
5.893% due 11/25/35	1,369	1,112
Series 2005-63 Class 5A1 (Ê)
5.319% due 12/25/35	3,580	3,389
Series 2005-85C Class 2A2
5.500% due 02/25/36	88	85
Series 2005-J8 Class 1A3
5.500% due 07/25/35	2,196	1,952
Series 2005-J13 Class 2A3
5.500% due 11/25/35	1,112	990

	Principal Amount ($) or Shares	Market Value $
Series 2006-9T1 Class A7
6.000% due 05/25/36	1,112	927
Series 2006-43C Class 1A7
6.000% due 02/25/37	3,264	3,017
Series 2006-J2 Class A3
6.000% due 04/25/36	1,671	1,538
Series 2006-OA1 Class 4A1 (Ê)
3.085% due 08/25/46	2,650	2,077
Series 2006-OA1 Class A1 (Ê)
2.980% due 02/20/47	3,341	2,609
Series 2006-OA2 Class A1 (Ê)
3.055% due 02/25/47	3,092	2,412
Series 2006-OA6 Class 1A3 (Ê)
3.165% due 07/25/46	1,092	700
Series 2006-OA7 Class 1A4 (Ê)
5.176% due 06/25/46	5,754	2,966
Series 2007-15C Class A5
5.750% due 07/25/37	11,102	9,043
Series 2007-J2 Class 2A1
6.000% due 07/25/37	3,405	2,799
Series 2007-OA1 Class A1A (Ê)
5.706% due 04/25/43	4,900	3,896
Series 2007-OA4 Class A1 (Ê)
3.065% due 05/25/47	4,671	3,634
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-8 Class A2 (Ê)
3.395% due 05/25/18	2,076	2,061
Series 2003-20 Class 1A9
5.500% due 07/25/33	1,634	1,575
Series 2003-42 Class M (Ê)
4.297% due 10/25/33	798	753
Series 2003-52 Class A1
4.501% due 02/19/34	3,118	2,950
Series 2004-12 Class 1M
5.061% due 08/25/34	323	190
Series 2004-16 Class 1A1 (Ê)
3.295% due 09/25/34	1,323	1,080
Series 2004-22 Class A3
4.800% due 11/25/34	2,290	2,150
Series 2004-HYB Class 1A1
4.720% due 02/20/35	4,004	3,885
Series 2004-HYB Class A2
4.549% due 11/20/34	1,728	1,519
Series 2004-J9 Class 2A1
5.250% due 01/25/35	1,703	1,657
Series 2005-20 Class A5
5.500% due 10/25/35	5,658	4,881

Multistrategy Bond Fund	101

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-23 Class A1
5.500% due 11/25/35	3,252	3,219
Series 2005-29 Class A1
5.750% due 12/25/35	2,240	2,149
Series 2005-8R Class A4
6.000% due 10/25/34	1,443	1,408
Series 2005-HYB Class 2A1
4.902% due 08/20/35	6,692	5,436
Series 2005-HYB Class 3A2A (Ê)
5.250% due 02/20/36	356	292
Series 2005-HYB Class 4A1
5.872% due 12/20/35	2,394	1,940
Series 2006-1 Class A2
6.000% due 03/25/36	916	911
Series 2006-1 Class A3
6.000% due 03/25/36	323	319
Series 2006-13 Class 1A23
6.250% due 09/25/36	517	525
Series 2006-15 Class A3
6.250% due 10/25/36	1,099	1,126
Series 2006-20 Class B1
6.000% due 02/25/37	990	847
Series 2006-HYB Class 3A1A
6.094% due 05/20/36	1,486	1,185
Series 2006-J4 Class A2
6.250% due 09/25/36	920	923
Series 2006-J4 Class A10
6.250% due 09/25/36	502	454
Series 2006-OA5 Class 2A1 (Ê)
3.095% due 04/25/46	3,737	2,930
Series 2006-R2 Class AF1 (Ê)(Þ)
3.315% due 08/25/36	3,427	3,382
Series 2007-18 Class 2A1
6.500% due 09/25/37	3,252	3,105
Series 2007-HY1 Class 1A2
5.692% due 04/25/37	1,044	922
Credit Suisse First Boston Mortgage Securities Corp.
Series 1998-C2 Class A2
6.300% due 11/15/30	626	630
Series 2001-SPG Class A2 (Þ)
6.515% due 08/13/18	800	833
Series 2002-30 Class DB1
7.378% due 11/25/32	605	591
Series 2003-29 Class 5A1
7.000% due 12/25/33	101	96
Series 2004-1 Class 3A1
7.000% due 02/25/34	42	43

	Principal Amount ($) or Shares	Market Value $
Series 2004-C1 Class A3
4.321% due 01/15/37	2,780	2,747
Series 2005-9 Class 2A1
5.500% due 10/25/35	5,724	5,410
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AAB
5.681% due 02/15/39	1,480	1,457
Series 2006-C3 Class B
6.021% due 06/15/38	1,341	1,051
Series 2006-C4 Class A3
5.467% due 09/15/39	3,350	3,289
Series 2007-C1 Class A3
5.383% due 02/15/40	4,050	3,921
Series 2007-C1 Class AAB
5.336% due 02/15/40	4,500	4,389
Series 2007-C3 Class A4
5.913% due 06/15/39	2,600	2,581
Series 2007-C3 Class AAB
5.913% due 06/15/39	4,650	4,637
Crown Castle Towers LLC (Þ)
Series 2005-1A Class AFL (Ê)
3.096% due 06/15/35	6,685	6,473
Series 2005-1A Class C
5.074% due 06/15/35	591	552
CS First Boston Mortgage Securities Corp.
Series 2001-CKN Class A4
5.435% due 09/15/34	7,891	8,027
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3
4.977% due 08/25/35	3,735	3,030
Series 2006-AB4 Class A1C
6.000% due 10/25/36	1,275	1,136
DLJ Commercial Mortgage Corp.
Series 1999-CG1 Class S
1.021% due 03/10/32	17,447	133
Series 1999-CG3 Class A3
7.730% due 10/10/32	1,160	1,205
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR3 Class 1A1B (Ê)
6.627% due 07/19/44	466	373
Series 2006-AR1 Class 2A1A (Ê)
5.016% due 04/19/47	1,663	1,586
Fannie Mae
7.000% due 2009	3	3
5.190% due 2012	2,121	2,171

102	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.500% due 2013	13	13
5.000% due 2014	33	34
5.500% due 2014	37	38
6.500% due 2015	13	14
5.000% due 2016	327	331
5.500% due 2016	68	69
6.000% due 2016	712	735
11.000% due 2016	77	87
5.000% due 2017	6,239	6,313
5.500% due 2017	496	508
6.000% due 2017	479	495
6.500% due 2017	755	784
8.000% due 2017	33	37
4.000% due 2018	4,638	4,498
4.500% due 2018	12,837	12,771
5.000% due 2018	23,807	24,059
5.500% due 2018	420	428
6.500% due 2018	224	235
4.500% due 2019	890	884
5.000% due 2019	14,718	14,868
5.500% due 2019	179	183
6.000% due 2019	4,529	4,678
6.500% due 2019	109	112
4.500% due 2020	1,774	1,765
5.000% due 2020	6,784	6,842
5.500% due 2020	1,114	1,139
6.000% due 2020	5,715	5,903
6.500% due 2020	46	49
8.000% due 2020	5	5
5.000% due 2021	6,978	7,030
5.500% due 2021	3,053	3,113
5.500% due 2022	40,234	41,008
6.500% due 2022	62	65
4.500% due 2023	10,534	10,496
5.500% due 2023	1,926	1,964
6.500% due 2024	1,214	1,262
7.500% due 2024	5	6
8.000% due 2024	73	80
6.500% due 2025	837	870
7.000% due 2025	2	3
6.300% due 2026 (Ê)	193	196
7.000% due 2026	237	252
9.000% due 2026	29	32
6.000% due 2027	5,887	6,038
7.000% due 2027	7	7
7.500% due 2027	8	9
6.500% due 2028	297	307
7.000% due 2028	390	416

	Principal Amount ($) or Shares	Market Value $
6.500% due 2029	685	719
7.000% due 2029	1,884	2,006
7.500% due 2029	45	49
6.500% due 2030	186	195
7.000% due 2030	739	788
7.500% due 2030	318	342
8.000% due 2030	413	445
8.500% due 2030	589	651
9.500% due 2030	74	82
6.500% due 2031	589	614
7.000% due 2031	1,451	1,544
7.500% due 2031	428	461
8.000% due 2031	534	579
8.500% due 2031	299	330
6.000% due 2032	3,736	3,847
6.500% due 2032	1,740	1,815
7.000% due 2032	4,985	5,299
7.500% due 2032	733	787
8.000% due 2032	2	3
8.500% due 2032	47	51
3.681% due 2033 (Ê)	24	25
3.912% due 2033 (Ê)	1,699	1,747
4.005% due 2033 (Ê)	28	28
4.848% due 2033 (Ê)	86	87
5.000% due 2033	3,367	3,318
5.203% due 2033 (Ê)	813	825
5.500% due 2033	11,432	11,530
5.578% due 2033 (Ê)	857	867
6.000% due 2033	846	869
6.500% due 2033	1,182	1,230
7.000% due 2033	536	568
4.540% due 2034 (Ê)	2,799	2,809
4.803% due 2034 (Ê)	319	321
5.000% due 2034	9,004	8,873
5.500% due 2034	52,239	52,700
6.000% due 2034	2,356	2,416
6.301% due 2034 (Ê)	2,691	2,741
6.500% due 2034	1,387	1,439
6.637% due 2034 (Ê)	1,332	1,350
7.000% due 2034	278	294
7.500% due 2034	158	169
4.124% due 2035 (Ê)	2,989	2,998
4.408% due 2035 (Ê)	2,920	2,946
4.527% due 2035 (Ê)	3,428	3,448
4.579% due 2035 (Ê)	1,771	1,782
4.657% due 2035 (Ê)	3,183	3,203
4.834% due 2035 (Ê)	3,849	3,899
4.852% due 2035 (Ê)	1,856	1,869

Multistrategy Bond Fund	103

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.000% due 2035	11,455	11,276
5.500% due 2035	105,970	106,774
6.000% due 2035	2,803	2,872
6.500% due 2035	103	107
7.000% due 2035	666	702
7.500% due 2035	1,413	1,519
5.000% due 2036	26,988	26,559
5.500% due 2036	22,494	22,589
6.000% due 2036	37,210	38,043
6.500% due 2036	2,562	2,653
7.000% due 2036	5,679	5,976
7.500% due 2036	905	956
5.000% due 2037	4,347	4,275
5.241% due 2037 (Ê)	3,055	3,092
5.500% due 2037	61,469	61,769
5.527% due 2037 (Ê)	3,599	3,667
5.557% due 2037 (Ê)	3,180	3,237
5.979% due 2037 (Ê)	3,752	3,826
6.000% due 2037	129,885	132,904
6.101% due 2037 (Ê)	2,415	2,433
6.500% due 2037	44,787	46,250
7.000% due 2037	182,218	191,750
7.500% due 2037	21,794	23,020
5.000% due 2038	16,779	16,496
5.500% due 2038	52,431	52,767
6.000% due 2038	1,888	1,932
7.000% due 2038	30,841	32,456
7.500% due 2038	3,921	4,141
5.476% due 2040 (Ê)	378	381
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/01/26	35	10
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/01/30	38	9
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 08/01/31	80	18
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/01/32	25	6
Series 2003-339 Class 23
Interest Only STRIP
5.000% due 07/01/18	1,773	249
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	2,658	578

	Principal Amount ($) or Shares	Market Value $
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	8,391	1,289
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	9,361	1,412
Series 2004-353 Class 2
Interest Only STRIP
5.000% due 08/01/34	6,695	1,641
Series 2004-356 Class 35
Interest Only STRIP
4.500% due 03/01/20	1,596	248
Series 2004-356 Class 36
Interest Only STRIP
4.500% due 03/01/20	2,724	431
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/01/35	12,246	2,799
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	2,292	530
Series 2006-372 Class 2
Interest Only STRIP
6.000% due 08/01/36	8,071	1,794
Series 2006-377 Class 2
Interest Only STRIP
5.000% due 10/01/36	8,923	2,127
15 Year TBA (Ï)
4.500%	12,390	12,231
5.000%	23,625	23,743
5.500%	84,875	86,413
6.000%	51,910	53,451
6.500%	8,695	9,026
30 Year TBA (Ï)
5.000%	79,365	77,951
5.500%	416,126	418,337
6.000%	326,042	333,276
6.500%	81,865	84,705
7.000%	13,575	14,271
Fannie Mae Grantor Trust
Series 1999-T2 Class A1
7.500% due 01/19/39	32	33
Series 2001-T8 Class A2
9.500% due 07/25/41	180	198
Series 2002-T19 Class A1
6.500% due 07/25/42	650	679
Series 2003-T4 Class 2A5
5.407% due 09/26/33	912	820

104	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fannie Mae REMICS
Series 1996-46 Class ZA
7.500% due 11/25/26	242	254
Series 1997-68 Class SC (Ê)
5.750% due 05/18/27	93	11
Series 1999-56 Class Z
7.000% due 12/18/29	1,034	1,099
Series 2001-4 Class SA (Ê)
Interest Only STRIP
4.834% due 02/17/31	179	15
Series 2003-16 Class NI
Interest Only STRIP
5.000% due 02/25/15	123	1
Series 2003-21 Class M
5.000% due 02/25/17	474	482
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33	294	71
Series 2003-32 Class FH (Ê)
3.295% due 11/25/22	2,448	2,409
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33	387	96
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33	1,663	392
Series 2003-35 Class FY (Ê)
3.295% due 05/25/18	4,839	4,789
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33	409	102
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33	403	92
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33	425	112
Series 2003-78 Class FI (Ê)
3.295% due 01/25/33	2,426	2,398
Series 2003-82 Class IA
Interest Only STRIP
6.000% due 08/25/32	328	30
Series 2003-82 Class WI
Interest Only STRIP
6.000% due 08/25/32	52	6
Series 2003-122 Class AJ
4.500% due 02/25/28	491	490
Series 2004-21 Class FL (Ê)
3.245% due 11/25/32	1,158	1,146

	Principal Amount ($) or Shares	Market Value $
Series 2005-36 Class AI
Interest Only STRIP
5.500% due 10/25/26	1,657	80
Series 2005-65 Class FP (Ê)
3.145% due 08/25/35	446	444
Series 2005-69 Class IO (Ê)
Principal Only STRIP
Zero coupon due 08/25/35	48	6
Series 2005-79 Class FC (Ê)
3.195% due 02/25/22	2,819	2,773
Series 2005-110 Class MB
5.500% due 09/25/35	1,934	1,974
Series 2006-5 Class 3A2 (Ê)
4.665% due 05/25/35	500	504
Series 2006-48 Class LG
Zero coupon due 06/25/36	681	410
Series 2006-81 Class LF (Ê)
Zero coupon due 09/25/36	159	154
Series 2006-118 Class A1 (Ê)
2.955% due 12/25/36	442	426
Series 2006-118 Class A2 (Ê)
2.955% due 12/25/36	1,273	1,225
Series 2007-27 Class XA (Ê)
Zero coupon due 05/25/35	87	84
Series 2007-42 Class LF (Ê)
Zero coupon due 05/25/37	234	233
Series 2007-53 Class UF (Ê)
Zero coupon due 06/25/37	170	172
Series 2007-56 Class GY (Ê)
Zero coupon due 06/25/37	85	91
Series 2007-73 Class A1 (Ê)
2.955% due 07/25/37	3,552	3,252
Fannie Mae Whole Loan
Series 2003-W17 Class 1A6
5.310% due 08/25/33	5,400	5,538
Series 2004-W11 Class 1A2
6.500% due 05/25/44	473	506
Series 2004-W11 Class 1A3
7.000% due 05/25/44	890	957
Series 2004-W9 Class 2A1
6.500% due 02/25/44	274	290
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2003-58 Class 2A
6.500% due 09/25/43	251	266
Series 2005-63 Class 1A1 (Ê)
5.722% due 02/25/45	126	119
FHA PJ Reilly 67 NCP
7.430% due 01/01/24	61	61

Multistrategy Bond Fund	105

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
5.296% due 09/25/34	369	306
Series 2005-AA2 Class 1A1 (Ê)
6.583% due 03/25/35	231	214
Series 2005-AA5 Class 1A1 (Ê)
5.318% due 07/25/35	320	269
Series 2005-AA7 Class 2A1 (Ê)
5.407% due 09/25/35	2,606	2,149
Series 2006-AA5 Class A2 (Ê)
6.519% due 09/25/36	1,491	1,017
Series 2006-FA3 Class A6
6.000% due 07/25/36	1,765	1,675
First Horizon Asset Securities, Inc.
Series 2003-5 Class 1A17
8.000% due 07/25/33	114	114
Series 2004-AR5 Class 4A1 (Ê)
5.700% due 10/25/34	404	372
Series 2004-AR6 Class 2A1 (Ê)
4.750% due 12/25/34	682	643
Series 2005-AR3 Class 2A1 (Ê)
5.370% due 08/25/35	810	753
Series 2005-AR5 Class 3A1 (Ê)
5.535% due 10/25/35	854	786
First Union - Chase Commercial Mortgage
Series 1999-C2 Class A2
6.645% due 06/15/31	158	160
Freddie Mac
5.500% due 2013	1	1
12.000% due 2013	10	10
12.000% due 2014	13	15
11.000% due 2015	9	10
5.500% due 2016	30	31
6.000% due 2016	95	97
10.000% due 2016	50	56
5.500% due 2017	206	209
4.000% due 2018	11,295	10,951
4.500% due 2018	2,066	2,054
5.000% due 2018	3,942	3,991
5.500% due 2018	70	71
4.000% due 2019	11,019	10,665
4.500% due 2019	283	282
5.000% due 2019	5,006	5,058
5.500% due 2019	196	200
4.500% due 2020	2,132	2,116
5.000% due 2020	12,714	12,828

	Principal Amount ($) or Shares	Market Value $
5.500% due 2020	7,165	7,325
8.000% due 2020	107	116
11.000% due 2020	42	48
5.000% due 2021	1,311	1,325
10.500% due 2021	23	26
6.500% due 2025	5	5
8.500% due 2025	30	33
7.000% due 2027	193	206
8.500% due 2027	159	176
7.500% due 2028	48	52
6.500% due 2029	133	139
7.500% due 2029	74	80
6.500% due 2030	8	8
7.266% due 2030 (Ê)	30	31
7.500% due 2030	217	234
8.000% due 2030	44	47
8.500% due 2030	147	163
6.500% due 2031	1,072	1,120
7.000% due 2031	417	445
7.500% due 2031	125	135
8.000% due 2031	240	261
6.000% due 2032	120	124
7.000% due 2032	217	231
7.500% due 2032	112	121
3.535% due 2033 (Ê)	804	808
3.791% due 2033 (Ê)	154	156
5.000% due 2033	970	956
5.500% due 2033	4,611	4,656
6.000% due 2033	259	266
6.500% due 2033	404	421
7.000% due 2033	527	559
7.500% due 2033	97	105
3.951% due 2034 (Ê)	200	203
4.863% due 2034 (Ê)	2,217	2,278
5.366% due 2034 (Ê)	1,802	1,810
5.500% due 2034	1,597	1,612
6.000% due 2034	859	883
6.881% due 2034 (Ê)	650	661
6.937% due 2034 (Ê)	171	172
4.820% due 2035 (Ê)	2,215	2,233
4.868% due 2035 (Ê)	4,055	4,107
5.000% due 2035	772	760
5.870% due 2036 (Ê)	1,354	1,379
5.926% due 2036 (Ê)	2,469	2,533
5.969% due 2036 (Ê)	1,485	1,521
5.509% due 2037 (Ê)	1,894	1,923
5.532% due 2037 (Ê)	5,162	5,246
5.597% due 2037 (Ê)	3,481	3,557

106	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.696% due 2037 (Ê)	4,720	4,822
5.698% due 2037 (Ê)	1,069	1,096
5.706% due 2037 (Ê)	7,142	7,204
5.729% due 2037 (Ê)	2,755	2,779
5.779% due 2037 (Ê)	6	6
5.783% due 2037 (Ê)	2,386	2,430
5.818% due 2037 (Ê)	2,227	2,270
5.855% due 2037 (Ê)	721	734
5.872% due 2037 (Ê)	1,045	1,065
5.970% due 2037 (Ê)	198	203
6.118% due 2037 (Ê)	4,870	4,947
7.000% due 2037	7,964	8,391
5.500% due 2038	19,898	20,045
15 Year TBA (Ï)
5.500%	58,000	59,033
30 Year TBA (Ï)
5.500%	88,050	88,600
6.000%	18,080	18,483
Freddie Mac Reference REMIC
Series 2006-R00 Class AK
5.750% due 12/15/18	2,037	2,069
Freddie Mac REMICS
Series 1991-103 Class Z
9.000% due 02/15/21	44	44
Series 1994-167 Class J
6.000% due 04/15/23	150	152
Series 1994-173 Class Z
7.000% due 05/15/24	279	294
Series 1999-212 Class SG (Ê)
Interest Only STRIP
4.250% due 06/17/27	1,346	154
Series 2000-224 Class SC (Ê)
Interest Only STRIP
4.784% due 08/15/30	51	5
Series 2000-226 Class F (Ê)
3.166% due 11/15/30	76	75
Series 2001-229 Class KF (Ê)
3.145% due 07/25/22	1,016	1,008
Series 2001-232 Class ZQ
6.500% due 06/15/31	1,766	1,858
Series 2002-246 Class SJ (Ê)
Interest Only STRIP
5.284% due 03/15/32	206	25
Series 2003-256 Class FJ (Ê)
3.116% due 02/15/33	1,526	1,501
Series 2003-256 Class IM
Interest Only STRIP
5.000% due 09/15/14	150	2

	Principal Amount ($) or Shares	Market Value $
Series 2003-258 Class IG
Interest Only STRIP
4.500% due 10/15/16	764	71
Series 2003-259 Class IQ
Interest Only STRIP
5.000% due 06/15/17	1,081	94
Series 2003-262 Class AB
2.900% due 11/15/14	1,579	1,572
Series 2003-262 Class QH
5.000% due 05/15/33	1,210	1,127
5.000% due 06/15/33	1,310	1,220
Series 2003-264 Class IM
Interest Only STRIP
7.000% due 07/15/33	363	72
Series 2003-266 Class MA
4.500% due 10/15/31	861	862
Series 2004-276 Class IP
Interest Only STRIP
5.500% due 07/15/23	560	10
Series 2004-277 Class UF (Ê)
3.016% due 06/15/33	2,847	2,822
Series 2004-281 Class DF (Ê)
3.166% due 06/15/23	613	605
Series 2004-287 Class GC
5.000% due 11/15/29	835	839
Series 2004-289 Class PC
5.000% due 07/15/30	1,490	1,495
Series 2005-291 Class KP
5.000% due 11/15/29	1,495	1,501
Series 2005-292 Class IG
Interest Only STRIP
5.000% due 04/15/23	1,131	140
Series 2005-292 Class NA
5.000% due 12/15/20	97	97
Series 2005-294 Class FA (Ê)
2.886% due 03/15/20	1,166	1,151
Series 2005-299 Class KF (Ê)
3.116% due 06/15/35	528	519
Series 2005-300 Class ED
5.000% due 07/15/25	1,785	1,751
Series 2005-301 Class IM
Interest Only STRIP
5.500% due 01/15/31	1,879	225
Series 2005-302 Class MB
5.000% due 12/15/28	640	649
Series 2005-303 Class AQ
4.500% due 10/15/22	1,088	1,090
Series 2005-303 Class XA (Ê)
Zero coupon due 09/15/35	289	262

Multistrategy Bond Fund	107

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-305 Class JF (Ê)
3.016% due 10/15/35	521	515
Series 2005-306 Class PC
5.000% due 02/15/29	1,795	1,819
Series 2006-312 Class HT
5.000% due 03/15/26	3,356	3,268
Series 2006-313 Class FP (Ê)
Zero coupon due 04/15/36	706	717
Series 2006-313 Class X (Ê)
Zero coupon due 04/15/36	131	133
Series 2006-314 Class LF (Ê)
3.016% due 05/15/36	552	545
Series 2006-315 Class EQ
5.000% due 05/15/36	1,485	1,448
Series 2006-316 Class X (Ê)
Zero coupon due 06/15/36	360	324
Series 2006-317 Class XI (Ê)
Principal Only STRIP
Zero coupon due 10/15/35	1,633	17
Series 2006-323 Class PA
6.000% due 03/15/26	2,782	2,830
Series 2007-326 Class DO (Ê)
Zero coupon due 01/15/37	91	86
Series 2007-327 Class SX (Ê)
Zero coupon due 07/15/36	162	168
Series 2007-327 Class UF (Ê)
Zero coupon due 02/15/37	170	190
Series 2007-327 Class WF (Ê)
Zero coupon due 09/15/36	79	91
Series 2007-330 Class GL (Ê)
19.029% due 04/15/37	600	768
Series 2007-333 Class AF (Ê)
2.866% due 10/15/20	19,551	19,133
Series 2007-333 Class BF (Ê)
2.866% due 07/15/19	3,211	3,147
Series 2007-333 Class FT (Ê)
2.866% due 08/15/19	14,439	14,143
Series 2007-334 Class FA (Ê)
2.946% due 02/15/19	14,153	13,863
Freddie Mac Strips
Interest Only STRIP
Series 1998-191 Class IO
8.000% due 01/01/28	31	8
Series 1998-194 Class IO
6.500% due 04/01/28	199	47
Series 2001-212 Class IO
6.000% due 05/01/31	301	69
Series 2001-215 Class IO
8.000% due 06/01/31	131	31

	Principal Amount ($) or Shares	Market Value $
GE Capital Commercial Mortgage Corp.
Series 2001-1 Class A2
6.531% due 05/15/33	4,025	4,176
Series 2002-1A Class A3
6.269% due 12/10/35	745	771
Series 2002-3A Class A1
4.229% due 12/10/37	2,917	2,893
Series 2006-C1 Class A4
5.518% due 03/10/44	1,010	996
Series 2007-C1 Class A4
5.543% due 12/10/49	4,000	3,910
Ginnie Mae I
11.000% due 2010	9	9
11.000% due 2013	6	7
10.500% due 2015	40	45
11.000% due 2015	2	2
10.500% due 2016	49	54
10.500% due 2021	56	65
8.000% due 2022	20	22
10.000% due 2022	52	59
9.500% due 2023	218	241
8.000% due 2025	13	14
10.000% due 2025	65	74
8.000% due 2030	307	336
7.500% due 2031	51	55
8.000% due 2031	2	2
8.000% due 2032	13	14
6.000% due 2036	277	285
6.000% due 2037	1,481	1,524
6.500% due 2037	115	119
30 Year TBA (Ï)
5.500%	11,320	11,441
Ginnie Mae II
5.125% due 2023 (Ê)	255	257
5.375% due 2023 (Ê)	209	213
5.625% due 2023 (Ê)	16	17
5.125% due 2024 (Ê)	125	127
5.625% due 2024 (Ê)	111	112
5.125% due 2025 (Ê)	12	13
5.625% due 2025 (Ê)	8	8
6.375% due 2025 (Ê)	223	229
5.125% due 2026 (Ê)	52	53
8.500% due 2026	36	40
5.375% due 2027 (Ê)	78	79
5.625% due 2027 (Ê)	133	134
5.125% due 2029 (Ê)	269	270

108	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Global Signal Trust (Þ)
Series 2004-2A Class A
4.232% due 12/15/14	1,070	1,057
Series 2006-1 Class B
5.588% due 02/15/36	750	735
Series 2006-1 Class C
5.707% due 02/15/36	635	605
GMAC Commercial Mortgage Securities, Inc.
Series 1999-C2 Class A2
6.945% due 09/15/33	2,612	2,657
GMAC Mortgage Corp. Loan Trust
Series 2004-JR1 Class A6 (Ê)
3.345% due 12/25/33	1,081	1,039
Series 2005-AR2 Class 4A (Ê)
5.182% due 05/25/35	7,248	6,523
Series 2005-AR6 Class 3A1
5.299% due 11/19/35	2,837	2,662
Government National Mortgage Association
Series 1998-23 Class ZA
6.500% due 09/20/28	2,026	2,127
Series 1999-27 Class SE (Ê)
Interest Only STRIP
5.887% due 08/16/29	89	12
Series 1999-40 Class FE (Ê)
3.263% due 11/16/29	803	798
Series 1999-44 Class SA (Ê)
Interest Only STRIP
5.837% due 12/16/29	169	23
Series 2001-46 Class SA (Ê)
Interest Only STRIP
4.867% due 09/16/31	31	3
Series 2003-5 Class B
4.486% due 10/16/25	795	799
Greenpoint Mortgage Funding Trust
Series 2005-AR3 Class X1
4.208% due 08/25/45	140	4
Series 2005-AR4 Class X4
4.091% due 10/25/45	153	5
Series 2006-AR5 Class A1A (Ê)
2.975% due 10/25/46	2,040	1,785
Series 2006-AR6 Class A1A (Ê)
2.975% due 10/25/46	750	658
Series 2006-AR8 Class 1A1A (Ê)
2.975% due 01/25/47	749	713

	Principal Amount ($) or Shares	Market Value $
Greenpoint Mortgage Pass-Through Certificates (Ê)
Series 2003-1 Class A1
4.386% due 10/25/33	4,184	3,977
Greenwich Capital Commercial Funding Corp.
Series 2002-C1 Class XP (Þ)
2.216% due 01/11/35	5,269	156
Series 2003-C2 Class A2
4.022% due 01/05/36	2,630	2,616
Series 2004-GG1 Class A7
5.317% due 06/10/36	4,950	5,028
Series 2005-GG5 Class A41
5.243% due 04/10/37	2,680	2,665
Series 2007-GG9 Class A4
5.444% due 03/10/39	2,700	2,626
GS Mortgage Securities Corp. (Å)
Series 2007-NIM Class N1
6.250% due 01/25/37	99	98
GS Mortgage Securities Corp. II
Series 2006-GG6 Class A4
5.553% due 04/10/38	3,955	3,933
Series 2006-GG8 Class AAB
5.535% due 11/10/39	2,250	2,226
Series 2007-EOP Class A1 (Ê)(Þ)
2.831% due 03/06/20	2,444	2,261
Series 2007-GG1 Class A4
5.993% due 08/10/45	10,350	10,334
GSMPS Mortgage Loan Trust (Þ)
Series 1998-1 Class A
8.000% due 09/19/27	156	161
Series 1998-3 Class A
7.750% due 09/19/27	123	134
Series 1999-3 Class A
8.000% due 08/19/29	329	360
Series 2005-RP1 Class 1A3
8.000% due 01/25/35	822	830
Series 2005-RP1 Class 1A4
8.500% due 01/25/35	998	1,024
Series 2006-RP1 Class 1A2
7.500% due 01/25/36	946	1,000
Series 2006-RP1 Class 1A3
8.000% due 01/25/36	423	464
GSR Mortgage Loan Trust
Series 2004-7 Class 1A1
5.312% due 06/25/34	473	443
Series 2004-11 Class 1A1
6.266% due 09/25/34	490	465

Multistrategy Bond Fund	109

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-12 Class 2A3
6.565% due 12/25/34	526	501
Series 2005-AR6 Class 2A1 (Ê)
4.539% due 09/25/35	3,830	3,586
Series 2005-AR7 Class 6A1
5.250% due 11/25/35	2,637	2,463
Series 2006-1F Class 5A2
6.000% due 02/25/36	546	547
Series 2006-OA1 Class 2A1 (Ê)
3.085% due 08/25/46	1,816	1,551
Harborview Mortgage Loan Trust
Series 2005-2 Class 2A1A (Ê)
3.020% due 05/19/35	142	116
Series 2005-4 Class 3A1
5.148% due 07/19/35	1,894	1,796
Series 2005-5 Class 2A1B (Ê)
3.090% due 07/19/45	376	268
Series 2005-10 Class 2A1A (Ê)
3.110% due 11/19/35	2,090	1,712
Series 2005-10 Class 2A1B (Ê)
3.180% due 11/19/35	697	476
Series 2005-14 Class 3A1A
5.296% due 12/19/35	768	741
Series 2005-14 Class 5A1A
5.728% due 12/19/35	3,622	2,778
Series 2005-15 Class 2A11 (Ê)
3.070% due 10/20/45	1,556	1,272
Series 2005-16 Class 3A1A (Ê)
3.050% due 01/19/36	6,142	5,013
Series 2005-16 Class 3A1B (Ê)
3.140% due 01/19/36	805	525
Series 2006-1 Class 2A1A (Ê)
3.040% due 03/19/37	1,170	917
Series 2006-9 Class 2A1A (Ê)
3.010% due 11/19/36	2,122	1,669
Series 2006-10 Class 2A1A (Ê)
2.980% due 11/19/36	2,460	1,916
Series 2006-10 Class 2A1B (Ê)
3.040% due 11/19/36	2,870	1,723
Series 2006-12 Class 2A2A (Ê)
2.990% due 01/19/38	15,130	11,873
Series 2006-14 Class 2A1A (Ê)
2.950% due 03/19/38	7,203	5,625
Series 2006-14 Class 2A1B (Ê)
3.000% due 03/19/38	1,790	1,138
Series 2007-1 Class 2A1A (Ê)
2.930% due 04/19/38	1,439	1,129

	Principal Amount ($) or Shares	Market Value $
Impac Secured Assets CMN Owner Trust (Ê)
Series 2005-2 Class A1
3.215% due 03/25/36	1,257	930
Series 2006-4 Class A2A
2.975% due 01/25/37	436	404
Indymac Index Mortgage Loan Trust
Series 2005-AR1 Class 4A1
5.376% due 08/25/35	3,088	2,617
Series 2005-AR1 Class A1
5.441% due 09/25/35	2,661	2,119
Series 2005-AR2 Class 1A21
5.844% due 12/25/35	787	640
Series 2005-AR3 Class 1A1
5.189% due 01/25/36	1,597	1,549
Series 2006-AR1 Class 1A1A (Ê)
2.985% due 11/25/46	433	405
Series 2006-AR1 Class 1A4A (Ê)
3.065% due 11/25/46	5,280	3,717
Series 2006-AR2 Class A2 (Ê)
2.975% due 11/25/36	1,216	1,164
Series 2006-AR3 Class 2A1A (Ê)
3.065% due 01/25/37	7,759	5,006
Series 2006-AR7 Class 1A1
6.164% due 05/25/36	1,514	1,290
Series 2007-AR5 Class 2A1
6.114% due 05/25/37	2,815	2,329
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2002-C1 Class A3
5.376% due 07/12/37	1,610	1,642
Series 2002-C2 Class A2
5.050% due 12/12/34	12,000	11,976
Series 2003-C1 Class A2
4.985% due 01/12/37	1,618	1,591
Series 2004-LN2 Class A1
4.475% due 07/15/41	3,822	3,768
Series 2005-LDP Class A2
4.851% due 08/15/42	3,000	2,994
Series 2005-LDP Class A3A1
4.871% due 10/15/42	3,620	3,587
Series 2005-LDP Class A4
4.918% due 10/15/42	1,345	1,309
5.345% due 12/15/44	5,980	5,943
Series 2006-CB1 Class A4
5.817% due 05/12/45	3,435	3,395
Series 2006-LDP Class A3
5.336% due 05/15/47	3,995	3,873

110	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-LDP Class A3B
5.447% due 05/15/45	3,080	2,964
Series 2006-LDP Class A4
6.065% due 04/15/45	3,355	3,403
5.399% due 05/15/45	3,005	2,939
Series 2006-LDP Class AJ
6.065% due 04/15/45	1,110	983
Series 2007-CB1 Class A4
5.440% due 06/12/47	2,500	2,427
Series 2007-CB2 Class A4
5.794% due 02/12/51	4,600	4,560
Series 2007-CB2 Class AJ
6.303% due 02/12/51	1,055	889
Series 2007-LD1 Class A4
6.007% due 06/15/49	8,375	8,365
Series 2007-LDP Class A3
5.420% due 01/15/49	3,390	3,279
JP Morgan Mortgage Trust
Series 2005-A1 Class 4A1 (Ê)
4.777% due 02/25/35	2,015	1,895
Series 2005-A1 Class 6T1 (Ê)
5.023% due 02/25/35	922	864
Series 2005-A4 Class 1A1
5.400% due 07/25/35	782	725
Series 2005-A4 Class 2A1
5.066% due 07/25/35	6,424	6,297
Series 2005-A6 Class 1A2
5.138% due 09/25/35	1,470	1,314
Series 2005-A8 Class 1A1
5.404% due 11/25/35	3,808	3,615
Series 2006-A6 Class 1A2
6.044% due 10/25/36	1,100	1,081
Series 2007-A1 Class 1A1 (Ê)
4.201% due 07/25/35	897	870
Series 2007-A1 Class 2A2 (Ê)
4.749% due 07/25/35	826	795
Series 2007-A1 Class 4A2 (Ê)
4.071% due 07/25/35	863	838
Series 2007-A1 Class 5A2 (Ê)
4.766% due 07/25/35	837	803
Series 2007-A1 Class B1
4.815% due 07/25/35	158	122
LB-UBS Commercial Mortgage Trust
Series 2000-C5 Class A2
6.510% due 12/15/26	248	256
Series 2001-C2 Class A2
6.653% due 11/15/27	12,000	12,514
Series 2002-C1 Class A4
6.462% due 03/15/31	65	68

	Principal Amount ($) or Shares	Market Value $
Series 2002-C2 Class F
5.794% due 07/15/35	584	557
Series 2002-C2 Class G
5.873% due 07/15/35	891	852
Series 2004-C4 Class A3
5.145% due 06/15/29	4,310	4,338
Series 2006-C1 Class A4
5.156% due 02/15/31	4,000	3,883
Series 2006-C3 Class A4
5.661% due 03/15/39	2,450	2,451
Series 2006-C4 Class A4
6.081% due 06/15/38	2,495	2,537
Series 2007-C1 Class A3
5.398% due 02/15/40	2,400	2,305
Series 2007-C1 Class A4
5.424% due 02/15/40	2,000	1,942
Series 2007-C6 Class A4
5.858% due 07/15/40	3,250	3,242
Series 2008-C1 Class AJ
6.150% due 04/15/41	1,570	1,279
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)
Series 2006-LLF Class A1
2.796% due 09/15/21	144	136
Series 2006-LLF Class A2 (Å)
2.836% due 09/15/21	1,738	1,621
Lehman Mortgage Trust
Series 2005-2 Class 2A3
5.500% due 12/25/35	1,049	1,008
Series 2005-3 Class 1A3
5.500% due 01/25/36	4,621	4,417
Series 2006-8 Class 2A1 (Ê)
3.315% due 12/25/36	8,617	6,885
Lehman XS Trust (Ê)
Series 2007-4N Class 3A2A
5.076% due 04/25/37	7,166	5,653
Series 2007-7N Class 1A2
3.135% due 06/25/47	8,653	5,656
Series 2007-16N Class 2A2
3.745% due 09/25/47	11,763	9,761
Luminent Mortgage Trust (Ê)
Series 2006-1 Class A1
3.135% due 04/25/36	1,611	1,220
Series 2006-5 Class A1A
3.085% due 07/25/36	2,696	2,108
Series 2006-6 Class A1
3.095% due 10/25/46	1,272	992

Multistrategy Bond Fund	111

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mastr Adjustable Rate Mortgages Trust
Series 2004-10 Class 2A2
7.057% due 10/25/34	14	11
Series 2004-13 Class 3A4 (Ê)
3.787% due 11/21/34	1,963	1,939
Series 2005-1 Class B1
6.001% due 03/25/35	1,167	930
Series 2005-6 Class 7A1
5.335% due 06/25/35	472	427
Series 2005-7 Class 2A2
5.357% due 09/25/35	2,378	2,407
Series 2006-1 Class I2A3 (Ê)
5.066% due 01/25/47	3,492	2,731
Series 2006-2 Class 3A1
4.849% due 01/25/36	719	691
Series 2006-2 Class 4A1
4.988% due 02/25/36	4,934	4,574
Series 2006-OA2 Class 4A1A (Ê)
5.176% due 12/25/46	3,243	2,448
Series 2006-OA2 Class 4A1B (Ê)
5.526% due 12/25/46	11,899	8,476
Series 2007-3 Class 22A1 (Ê)
3.005% due 05/25/47	1,486	1,459
MASTR Alternative Loans Trust
Series 2003-4 Class B1
5.681% due 06/25/33	1,451	1,317
Series 2003-6 Class 3A1
8.000% due 09/25/33	86	90
Series 2003-9 Class 1A1
5.500% due 12/25/18	332	332
Series 2004-10 Class 5A6
5.750% due 09/25/34	1,810	1,464
Series 2005-3 Class 7A1
6.000% due 04/25/35	2,347	2,210
MASTR Asset Securitization Trust
Series 2003-7 Class 4A35 (Ê)
3.295% due 09/25/33	2,500	2,362
Series 2003-11 Class 6A8 (Ê)
3.395% due 12/25/33	3,237	3,020
Series 2004-4 Class 2A2 (Ê)
3.345% due 04/25/34	616	599
Series 2005-2 Class 1A1
5.250% due 11/25/35	1,216	1,132
Mastr Reperforming Loan Trust (Þ)
Series 2005-1 Class 1A5
8.000% due 08/25/34	836	914
Series 2005-2 Class 1A4
8.000% due 05/25/35	855	887

	Principal Amount ($) or Shares	Market Value $
Mellon Residential Funding Corp. (Ê)
Series 2000-TBC Class A1
3.298% due 06/15/30	783	738
Merrill Lynch Floating Trust (Ê)(Þ)
Series 2006-1 Class A1
2.786% due 06/15/22	3,618	3,390
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8 Class A1B1
5.250% due 08/25/36	1,400	1,415
Series 2005-A10 Class A (Ê)
3.105% due 02/25/36	726	584
Merrill Lynch Mortgage Trust
Series 2002-MW1 Class J (Þ)
5.695% due 07/12/34	365	283
Series 2004-MKB Class A2
4.353% due 02/12/42	2,865	2,856
Series 2005-CIP Class AM
5.107% due 07/12/38	1,700	1,629
Series 2006-C1 Class A1
5.528% due 05/12/39	2,086	2,099
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
3.544% due 04/25/29	215	211
Series 2005-2 Class 3A
3.599% due 10/25/35	270	245
Series 2005-3 Class 5A
3.145% due 11/25/35	1,294	1,119
Morgan Stanley Capital I
Series 1999-FNV Class G (Þ)
6.120% due 03/15/31	500	493
Series 1999-LIF Class A2
7.110% due 04/15/33	221	226
Series 2005-HQ7 Class A4
5.379% due 11/14/42	3,000	3,017
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	3,305	3,246
Series 2006-HQ1 Class A4
5.328% due 11/12/41	1,615	1,572
Series 2006-HQ8 Class A4
5.560% due 03/12/44	3,895	3,858
Series 2006-HQ9 Class A4
5.731% due 07/12/44	3,299	3,303
Series 2007-HQ1 Class D (Þ)
6.488% due 12/15/44	1,674	1,086
Series 2007-IQ1 Class A2
5.610% due 04/15/49	4,000	3,984
Series 2007-IQ1 Class A4
5.809% due 12/12/49	7,330	7,272

112	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-T27 Class A4
5.803% due 06/13/42	683	676
Series 2008-T29 Class A4
6.458% due 01/11/43	2,800	2,876
Morgan Stanley Dean Witter Capital I (Þ)
Series 2001-TOP Class E
7.565% due 02/15/33	180	169
Morgan Stanley Mortgage Loan Trust
Series 2006-2 Class 6A
6.500% due 02/25/36	2,417	2,138
Nomura Asset Acceptance Corp.
Series 2005-WF1 Class 2A2
4.786% due 03/25/35	1,540	1,459
Nomura Asset Securities Corp.
Series 1998-D6 Class A1B
6.590% due 03/15/30	70	70
Prime Mortgage Trust
Series 2004-CL1 Class 1A1
6.000% due 02/25/34	320	295
Series 2004-CL1 Class 1A2 (Ê)
3.295% due 02/25/34	135	122
Series 2004-CL1 Class 2A2 (Ê)
3.295% due 02/25/19	32	30
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A1
4.600% due 04/25/34	1,046	939
Series 2004-QS5 Class A5
4.750% due 04/25/34	732	660
Series 2004-QS5 Class A6 (Ê)
3.495% due 04/25/34	338	299
Series 2004-QS8 Class A4 (Ê)
3.295% due 06/25/34	2,196	2,038
Series 2005-QA1 Class A41
5.676% due 09/25/35	1,322	1,107
Series 2005-QA8 Class NB3
5.479% due 07/25/35	1,740	1,490
Series 2005-QO4 Class 2A1 (Ê)
3.175% due 12/25/45	2,544	2,074
Series 2005-QO5 Class A1 (Ê)
5.326% due 01/25/46	4,589	3,633
Series 2005-QS1 Class 2A3
5.750% due 09/25/35	11,648	11,308
Series 2006-QO1 Class 1A1 (Ê)
3.155% due 02/25/46	433	283
Series 2006-QO1 Class 2A1 (Ê)
3.165% due 02/25/46	499	349
Series 2006-QS4 Class A11
6.000% due 04/25/36	989	882

	Principal Amount ($) or Shares	Market Value $
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	3,867	3,462
Series 2007-QH9 Class A1
6.550% due 11/25/37	12,704	10,454
Series 2007-QO4 Class A1 (Ê)
3.095% due 05/25/47	8,013	6,263
Residential Asset Mortgage Products, Inc.
Series 2004-SL1 Class A3
7.000% due 11/25/31	62	63
Series 2004-SL4 Class A3
6.500% due 07/25/32	319	304
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
3.345% due 02/25/34	2,605	2,243
Series 2007-A5 Class 2A3
6.000% due 05/25/37	1,653	1,481
Series 2007-A9 Class A6
6.250% due 08/25/13	9,778	9,651
Residential Funding Mortgage Securities I
Series 2003-S14 Class A5 (Ê)
3.295% due 07/25/18	1,931	1,915
Series 2003-S20 Class 1A7 (Ê)
3.395% due 12/25/33	209	201
Series 2003-S5 Class 1A2 (Ê)
3.345% due 11/25/18	932	931
Series 2005-SA4 Class 1A21
5.212% due 09/25/35	2,346	1,996
Series 2005-SA4 Class 2A1
5.207% due 09/25/35	5,635	5,386
Series 2005-SA4 Class 2A2
5.184% due 09/25/35	3,820	3,611
Series 2006-SA3 Class 3A1
6.038% due 09/25/36	1,368	1,298
Series 2006-SA4 Class 2A1
6.125% due 11/25/36	6,111	5,762
Series 2007-S9 Class 1A1
6.000% due 10/25/37	4,030	4,027
SBA CMBS Trust (Þ)
Series 2006-1A Class B
5.451% due 11/15/36	2,310	2,236
Sequoia Mortgage Trust (Ê)
Series 2004-3 Class A
2.633% due 04/20/34	2,046	1,938
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-5 Class 3A1
4.380% due 05/25/34	2,297	2,139

Multistrategy Bond Fund	113

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-12 Class 3A2
5.250% due 09/25/34	999	871
Series 2004-16 Class 3A1
5.450% due 11/25/34	4,325	3,890
Series 2004-18 Class 5A
5.500% due 12/25/34	419	381
Series 2004-20 Class 3A1
5.359% due 01/25/35	2,624	2,480
Series 2005-19X Class 1A1 (Ê)
3.215% due 10/25/35	799	652
Series 2005-21 Class 7A1
6.026% due 11/25/35	15,925	11,504
Series 2005-22 Class 4A2
5.374% due 12/25/35	122	106
Series 2006-1 Class 2A3
5.621% due 02/25/36	1,780	1,280
Series 2006-1 Class 5A2
5.250% due 02/25/36	6,000	5,120
Series 2006-5 Class 2A1
5.969% due 06/25/36	4,175	3,200
Series 2006-5 Class 5A4
5.536% due 06/25/36	297	255
Series 2006-12 Class 2A1
5.961% due 01/25/37	4,291	3,119
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2005-AR8 Class A2
5.806% due 02/25/36	3,426	2,800
Series 2006-AR1 Class 3A1
3.125% due 02/25/36	736	568
Series 2006-AR3 Class 3A1
3.085% due 02/25/36	601	466
Series 2006-AR5 Class 1A2
3.155% due 05/25/36	662	416
Series 2006-AR6 Class 1A3
3.085% due 07/25/36	1,737	1,177
Series 2006-AR7 Class A12
3.145% due 08/25/36	3,526	2,275
Series 2006-AR8 Class A1A
3.095% due 10/25/36	7,340	5,767
Series 2007-AR4 Class A4A
3.075% due 09/25/47	6,192	4,564
Series 2007-AR6 Class A1
5.826% due 11/25/37	11,792	9,592
Structured Asset Securities Corp.
Series 2002-22H Class 1A
6.938% due 11/25/32	78	75
Series 2003-26A Class 3A4
4.500% due 09/25/33	505	504

	Principal Amount ($) or Shares	Market Value $
Series 2003-26A Class 3A5 (Å)
4.530% due 09/25/33	2,000	2,001
Series 2004-5H Class A2
4.430% due 12/25/33	7	7
Series 2004-12H Class 1A
6.000% due 05/25/34	332	338
Series 2004-21X Class 1A3
4.440% due 12/25/34	2,920	2,923
Series 2005-6 Class B2
5.344% due 05/25/35	278	188
Thornburg Mortgage Securities Trust (Ê)
Series 2003-2 Class A1
3.575% due 04/25/43	985	961
Series 2006-5 Class A1
3.015% due 09/25/46	4,456	4,168
Series 2006-6 Class A1
3.005% due 11/25/11	1,552	1,473
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16 Class A2
4.380% due 10/15/41	3,852	3,827
Series 2005-C20 Class A4
5.285% due 07/15/42	5,000	5,028
Series 2005-C21 Class A4
5.384% due 10/15/44	4,000	3,991
Series 2006-C28 Class A2
5.500% due 10/15/48	1,510	1,509
Series 2006-WL7 Class A1 (Ê)(Þ)
2.806% due 09/15/21	10,567	9,933
Series 2007-C31 Class A2
5.421% due 04/15/47	4,000	3,957
Series 2007-WHL Class A1 (Ê)(Þ)
2.796% due 06/15/20	3,111	2,868
WaMu Mortgage Pass Through Certificates
Series 2002-AR9 Class 1A (Ê)
5.726% due 08/25/42	246	223
Series 2004-AR1 Class A
4.229% due 03/25/34	299	292
Series 2005-AR1 Class A1A (Ê)
3.215% due 08/25/45	1,252	1,025
Series 2005-AR1 Class A1A1 (Ê)
3.155% due 11/25/45	1,360	1,127
Series 2005-AR1 Class A1A2 (Ê)
3.175% due 11/25/45	1,088	891
3.185% due 12/25/45	1,769	1,501
Series 2005-AR1 Class A1B1 (Ê)
3.145% due 12/25/45	32	32

114	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR1 Class 2A (Ê)
5.826% due 09/25/46	587	483
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35	980	816
Series 2005-9 Class 3CB
5.500% due 10/25/20	863	873
Series 2006-AR2 Class A1A (Ê)
5.016% due 04/25/46	1,423	1,129
Series 2006-AR6 Class 1A (Ê)
3.085% due 07/25/46	741	583
Series 2006-AR8 Class 2A (Ê)
5.176% due 10/25/46	3,156	2,355
Series 2006-AR9 Class 2A (Ê)
5.166% due 11/25/46	3,471	2,581
Series 2007-OA1 Class 2A (Ê)
4.796% due 12/25/46	17,939	13,460
Washington Mutual Mortgage Pass-Through Certificates
Series 2003-S9 Class A2 (Ê)
3.445% due 10/25/33	2,683	2,555
Series 2004-AR3 Class A2
4.243% due 06/25/34	3,048	2,956
Series 2004-AR8 Class X
Zero coupon due 06/25/44	229	1
Series 2004-CB3 Class 1A
6.000% due 10/25/34	296	289
Series 2004-CB3 Class 4A
6.000% due 10/25/19	589	602
Series 2005-AR1 Class 1A1
4.833% due 10/25/35	2,095	2,050
Series 2005-AR1 Class A1A1 (Ê)
3.185% due 10/25/45	3,397	2,752
Series 2005-AR1 Class A1B1 (Ê)
3.185% due 08/25/45	47	47
3.155% due 10/25/45	123	122
3.145% due 11/25/45	287	268
3.145% due 12/25/45	261	252
Series 2005-AR6 Class B3 (Ê)
3.555% due 04/25/45	1,471	515
Series 2005-AR8 Class 2A1A (Ê)
3.185% due 07/25/45	686	563
Series 2005-AR8 Class 2AB3 (Ê)
3.255% due 07/25/45	548	382
Series 2006-AR1 Class 1A1
5.940% due 09/25/36	1,356	1,322
Series 2006-AR1 Class 1A4
5.648% due 11/25/36	6,562	6,268

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR1 Class 3A1A (Ê)
4.996% due 09/25/46	751	593
Series 2006-AR2 Class 1A1
5.307% due 03/25/37	10,222	9,813
Series 2006-AR7 Class 2A (Ê)
5.056% due 07/25/46	7,651	6,076
Series 2006-AR8 Class 1A5
5.884% due 08/25/46	238	220
Series 2006-AR8 Class 2A3 (Ê)
6.131% due 08/25/46	161	146
Series 2007-HY1 Class 1A1
5.714% due 02/25/37	3,245	3,099
Series 2007-HY2 Class 3A1
5.942% due 09/25/36	4,066	3,851
Series 2007-HY3 Class 4A1
5.349% due 03/25/37	16,634	15,832
Series 2007-HY3 Class 4B1
5.348% due 03/25/37	1,471	1,124
Series 2007-HY4 Class 1A1 (Ê)
5.552% due 04/25/37	1,996	1,897
Series 2007-OA2 Class 1A (Ê)
4.776% due 03/25/47	1,642	1,274
Wells Fargo Alternative Loan Trust
Series 2007-PA6 Class A1
6.600% due 12/26/37	11,578	9,272
Wells Fargo Mortgage Backed Securities Trust
Series 2004-AA Class A1 (Ê)
4.996% due 12/25/34	2,228	2,151
Series 2004-CC Class A1 (Ê)
4.947% due 01/25/35	2,978	2,871
Series 2004-EE Class 2A1 (Ê)
3.989% due 12/25/34	199	196
Series 2004-I Class 1A1
7.030% due 07/25/34	2,079	2,046
Series 2004-T Class A1 (Ê)
6.130% due 09/25/34	309	309
Series 2005-12 Class 1A7
5.500% due 11/25/35	2,044	2,003
Series 2005-14 Class 2A1
5.500% due 12/25/35	2,392	2,309
Series 2005-17 Class 1A1
5.500% due 01/25/36	2,008	1,988
Series 2005-17 Class 1A2
5.500% due 01/25/36	1,167	1,144
Series 2005-17 Class 2A1
5.500% due 01/25/36	7,894	7,539
Series 2005-18 Class 1A1
5.500% due 01/25/36	7,220	6,967

Multistrategy Bond Fund	115

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-AR2 Class 2A2 (Ê)
4.541% due 03/25/35	149	143
Series 2005-AR6 Class A1 (Ê)
5.038% due 04/25/35	10,981	10,094
Series 2006-1 Class A3
5.000% due 03/25/21	1,252	1,226
Series 2006-2 Class 2A3
5.500% due 03/25/36	3,330	3,200
Series 2006-2 Class 3A1
5.750% due 03/25/36	8,471	8,213
Series 2006-4 Class 1A8
5.750% due 04/25/36	763	746
Series 2006-4 Class 2A3
5.750% due 04/25/36	620	622
Series 2006-7 Class 2A1
6.000% due 06/25/36	436	436
Series 2006-9 Class 1A14
6.000% due 08/25/36	724	720
Series 2006-AR1 Class 1A2 (Ê)
6.023% due 09/25/36	692	666
Series 2006-AR1 Class 2A2
5.717% due 11/25/36	869	832
Series 2006-AR1 Class 2A4 (Ê)
6.090% due 10/25/36	1,113	1,073
Series 2006-AR1 Class 5A1 (Ê)
5.597% due 07/25/36	1,302	1,253
Series 2006-AR1 Class A1
5.643% due 12/25/36	4,006	3,815
Series 2006-AR1 Class A7
5.517% due 08/25/36	1,586	1,415
Series 2006-AR2 Class 2A1
4.950% due 03/25/36	2,662	2,549
Series 2006-AR4 Class 1A1 (Ê)
5.857% due 04/25/36	1,765	1,653
Series 2006-AR4 Class 2A1 (Ê)
5.773% due 04/25/36	3,653	3,409
Series 2006-AR6 Class 7A1 (Ê)
5.111% due 03/25/36	7,960	7,317
Series 2007-8 Class 1A16
6.000% due 07/25/37	4,379	4,168
Series 2007-10 Class 2A5
6.250% due 07/25/37	2,141	2,063
Series 2007-14 Class 1A1
6.000% due 10/25/37	5,032	5,048
Zuni Mortgage Loan Trust (Ê)
Series 2006-OA1 Class A1
3.025% due 08/25/36	1,977	1,877

		3,985,976

	Principal Amount ($) or Shares		Market Value $
Municipal Bonds - 0.2%
Badger TOB Asset Securitization Corp. Revenue Bonds weekly demand
6.375% due 06/01/32		700	703
Michigan State University Revenue Bonds (Ê)(m) quarterly demand
2.684% due 02/15/37		4,200	3,109
New Jersey Economic Development Authority Revenue Bonds weekly demand
5.750% due 06/15/34		745	724
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds
7.125% due 06/01/32		1,200	1,138
State of California General Obligation Unlimited weekly demand
5.000% due 02/01/33		270	270
State of Texas General Obligation Unlimited weekly demand
4.750% due 04/01/35		450	445
Tobacco Settlement Authority of Iowa Revenue Bonds weekly demand
6.500% due 06/01/23		385	364
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds
7.467% due 06/01/47		5,925	5,547
Tobacco Settlement Financing Corp. Revenue Bonds weekly demand
5.500% due 06/01/26		1,500	1,650
West Virginia Economic Development Authority Revenue Bonds (m)
5.370% due 07/01/20		200	201

			14,151

Non-US Bonds - 1.4%
Arab Republic of Egypt (Å)
Series 144a
8.750% due 07/18/12	EGP	12,440	2,355

116	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Argentina Bocon
Series PR12
2.000% due 01/03/16	ARS	3,522	1,831
Argentina Bonos
Series $ V
10.500% due 06/12/12	ARS	9,350	2,217
Argentina Government International Bond
Series dis
5.830% due 12/31/33	ARS	1,510	458
Barclays Bank PLC (Ê)(Þ)
Series BRL$
10.031% due 05/19/15	BRL	25,000	23,490
Bombardier, Inc. (Þ)
Series 144a
7.250% due 11/15/16	EUR	375	590
Byggingarsjodur Verkamanna
Series 2
3.750% due 04/15/34	ISK	259,144	3,248
Series 3
3.750% due 06/15/44	ISK	487,128	6,085
Colombia Government International Bond
9.850% due 06/28/27	COP	1,700,000	1,512
European Investment Bank
2.150% due 01/18/27	JPY	134,800	1,235
Federative Republic of Brazil
12.500% due 01/05/22	BRL	3,450	2,150
10.250% due 01/10/28	BRL	16,099	8,608
General Motors Acceptance Corp.
Series EMTN
5.978% due 06/30/09	EUR	200	278
Hellas Telecommunications Luxembourg V (Ê)
Series REGS
8.247% due 10/15/12	EUR	1,500	2,178
Hungary Government Bond
Series 12/C
6.000% due 10/24/12	HUF	733,350	4,064
Impress Holdings B.V. (Ê)
Series REGS
7.872% due 09/15/13	EUR	500	757
Ineos Group Holdings PLC
Series REGS
7.875% due 02/15/16	EUR	1,000	1,167
Lehman Brothers Holdings, Inc.
Series EMTN
5.375% due 10/17/12	EUR	4,200	6,158

	Principal Amount ($) or Shares		Market Value $
Mexican Bonos
Series M 20
7.500% due 06/03/27	MXN	26,025	2,360
New South Wales Treasury Corp.
Series 12RG
6.000% due 05/01/12	AUD	5,530	5,033
Province of Quebec Canada
5.000% due 12/01/15	CAD	3	3
Queensland Treasury Corp.
Series 13G
6.000% due 08/14/13	AUD	3,570	3,223
Red Arrow International Leasing PLC
8.375% due 06/30/12	RUB	19,010	807
Republic of Colombia
9.850% due 06/28/27	COP	5,785,000	3,089
Residential Capital LLC
7.125% due 05/17/12	EUR	1,865	1,325
Rhodia SA (Ê)
Series REGS
7.497% due 10/15/13	EUR	1,250	1,801
Santa Fe de Bogota DC (Þ)
Series 144a
9.750% due 07/26/28	COP	861	722
TELUS Corp.
Series CD
4.950% due 03/15/17	CAD	1,095	1,023
United Kingdom Treasury Bills
5.000% due 03/07/12	GBP	1,348	2,741

			90,508

United States Government Agencies - 0.1%
Federal National Mortgage Association (Ñ)
3.250% due 04/09/13		3,725	3,665
Zero coupon due 10/09/19		1,960	1,128
Small Business Administration
Series 2000-P10 Class 1
7.449% due 08/10/10		36	37
Small Business Administration Participation Certificates
Series 1997-20D Class 1
7.500% due 04/01/17		825	864

			5,694

Multistrategy Bond Fund	117

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Government Treasuries - 4.3%
United States Treasury Inflation Indexed Bonds
2.000% due 04/15/12 (Ñ)	1,365	1,435
2.000% due 01/15/14 (Ñ)	143	151
2.375% due 01/15/17	10	10
2.625% due 07/15/17 (Ñ)	209	230
United States Treasury Notes
2.125% due 04/30/10	1,010	1,007
3.625% due 12/31/12 (Ñ)	187,563	192,604
3.125% due 04/30/13	2,665	2,676
12.000% due 08/15/13 (Ñ)	315	324
13.250% due 05/15/14 (Ñ)	510	567
12.500% due 08/15/14 (Ñ)	605	682
4.250% due 11/15/14 (Ñ)	2,655	2,809
5.125% due 05/15/16 (Ñ)	20,687	22,903
4.875% due 08/15/16 (Ñ)	590	642
4.625% due 11/15/16 (Ñ)	80	86
4.625% due 02/15/17 (Ñ)	70	75
4.500% due 05/15/17 (Ñ)	3,830	4,059
3.500% due 02/15/18	3,280	3,210
8.750% due 08/15/20 (Ñ)	153	219
6.000% due 02/15/26 (Ñ)	21,975	25,960
6.125% due 11/15/27	752	910
4.750% due 02/15/37 (Ñ)	6,370	6,637
5.000% due 05/15/37 (Ñ)	9,795	10,615
United States Treasury Principal (Ñ)
Principal Only STRIP
Zero coupon due 11/15/21	5	3

		277,814

Total Long-Term Investments
(cost $6,830,744)		6,650,004

Common Stocks - 0.0%

Auto and Transportation - 0.0%
Northwest Airlines Corp. (Æ)	141	1

Financial Services - 0.0%
Emerging Market Local Currency Fund (Æ)	108,802	1,314
Pacific Investment Management Co. Series High Yield Portfolio Institutional	77,506	651

		1,965

Total Common Stocks
(cost $1,916)		1,966

	Principal Amount ($) or Shares	Market Value $
Preferred Stocks - 0.2%
Financial Services - 0.2%
Deutsche Bank Contingent Capital Trust II	45,300	1,028
DG Funding Trust
Series 144a (Ê)(Å)	361	3,612
Federal National Mortgage Association (Ñ)	223,500	5,596
Freddie Mac (Ñ)	244,950	6,271

		16,507

Producer Durables - 0.0%
Nexen, Inc.	15,695	381

Total Preferred Stocks
(cost $17,083)		16,888

Warrants & Rights - 0.0%
Materials and Processing - 0.0%
Solutia, Inc. (Æ)(Þ) 2009 Warrants	1	—

Total Warrants & Rights
(cost $73)		—

	Notional Amount
Options Purchased - 0.1%
(Number of Contracts)
Euro-Bund Futures
Sep 2008 92.50 Put (1,308)	USD 3,270	8

Eurodollar Futures
Jun 2008 92.50 Put (500)	USD 1,250	3
Jun 2008 92.75 Put (472)	USD 1,180	3
Sep 2008 92.25 Put (615)	USD 1,538	4

Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD
3.150%
Dec 2008 0.00 Call (2)	USD 151,600	855
USD Three Month LIBOR/USD
3.000%
Feb 2009 0.00 Call (1)	USD 162,400	763
USD Three Month LIBOR/USD
3.150%
Feb 2009 0.00 Call (1)	USD 70,200	396

118	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount	Market Value $

USD Three Month LIBOR/USD
3.500%
Feb 2009 0.00 Call (1)	USD 103,000	863
USD Three Month LIBOR/USD
3.600%
Jul 2009 0.00 Call (1)	USD 16,100	140
USD Three Month LIBOR/USD
3.450%
Aug 2009 0.00 Call (5)	USD 102,800	770
USD Three Month LIBOR/USD
3.850%
Aug 2009 0.00 Call (1)	USD 17,300	183

Total Options Purchased
(cost $6,270)		3,988

	Principal Amount ($) or Shares

Short-Term Investments - 14.5%
ALROSA Finance SA
8.125% due 05/06/08	4,240	4,240
American Express Bank FSB (Ê)
Series BKNT
2.723% due 10/16/08	3,000	2,994
American Express Centurion Bank (Ê)
Series BKNT
2.741% due 05/07/08	800	800
American Express Credit Corp. (Ê)
Series MTN
2.763% due 03/02/09	1,800	1,791
AMFM, Inc.
8.000% due 11/01/08	950	973
Amgen, Inc. (Ê)
Series WI
3.170% due 11/28/08	4,600	4,582
AT&T, Inc. (Ê)
3.155% due 05/15/08	3,300	3,300
3.278% due 11/14/08	3,400	3,399
Avista Corp.
9.750% due 06/01/08	1,045	1,050
Bank of America NA (Ê)
Series BKNT
2.764% due 12/18/08	400	399
3.089% due 02/27/09	400	399

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Cos., Inc. (The) (Ê)
Series MTNB
3.551% due 01/30/09	1,000	988
2.786% due 03/30/09	900	868
BellSouth Corp. (Ê)
3.165% due 08/15/08	1,300	1,298
Calyon NY
2.689% due 01/16/09	3,400	3,399
CIT Group, Inc. (Ê)
2.729% due 12/19/08	1,800	1,668
3.401% due 01/30/09	800	734
Citigroup Funding, Inc. Zero coupon due 07/17/08	385	603
Series MTN
2.980% due 12/08/08	400	397
2.898% due 04/23/09	3,600	3,560
Citigroup Global Markets Holdings, Inc. (Ê)
Series MTNA
2.900% due 03/17/09	300	298
Citigroup, Inc. (Ê)
2.695% due 12/26/08	3,200	3,183
3.291% due 01/30/09	400	398
Countrywide Home Loans, Inc.
Series MTNH (Ñ)
6.250% due 04/15/09	350	335
Series MTNL (Ñ)
3.250% due 05/21/08	680	678
Daimler Finance North America LLC
3.298% due 03/13/09 (Ê)	2,900	2,872
Series MTN (Ê)
3.218% due 03/13/09	1,700	1,687
Delphi Corp., Second Lien Term Loan
6.875% due 07/01/08	400	402
Deutsche Telekom International Finance BV(Ê)
2.779% due 03/23/09	6,400	6,323
Entergy Gulf States, Inc.
3.600% due 06/01/08	235	235
Series 144a (Ê)(Å)
3.740% due 12/08/08	570	571
Erac USA Finance Co. (Þ)
Series 144a
5.300% due 11/15/08	350	351
Fannie Mae REMICS
Series 1993-134 Class H
6.500% due 08/25/08	35	35

Multistrategy Bond Fund	119

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Home Loan Bank Discount Notes (ç)(ž)
Zero coupon due 05/07/08 (Ñ)	8,160	8,157
Zero coupon due 05/08/08	4,785	4,783
Zero coupon due 05/09/08 (Ñ)	12,310	12,304
Zero coupon due 05/14/08 (Ñ)	3,090	3,088
Zero coupon due 05/28/08	4,500	4,493
Ferro Corp.
9.125% due 01/01/09	1,500	1,530
Freddie Mac Discount Notes (ç)(ž)
Zero Coupon due 07/21/08	805	801
Gazinvest Luxembourg SA for Gazprombank
7.250% due 10/30/08	2,300	2,321
General Electric Capital Corp. (Ê)
Series MTN
2.768% due 01/05/09	800	799
Series MTNA
3.007% due 07/28/08	2,000	1,999
GMAC LLC
5.125% due 05/09/08	1,190	1,190
Goldman Sachs Group, Inc. (The)
2.639% due 12/23/08 (Ê)	800	796
Series MTN
2.746% due 03/30/09	2,800	2,779
Series MTNB
2.689% due 12/22/08	1,800	1,788
HSBC Finance Corp.
2.930% due 09/15/08 (Ê)(Ñ)	4,500	4,477
4.125% due 12/15/08	175	175
5.875% due 02/01/09	660	667
International Lease Finance Corp. (Ñ)
3.500% due 04/01/09	550	540
JC Penney Corp., Inc.
7.375% due 08/15/08	1,450	1,458
John Deere Capital Corp. (Ê)
Series MTN
2.763% due 07/15/08	800	800
John Hancock Financial Services, Inc.
5.625% due 12/01/08	120	122
Kansas City Southern Railway
9.500% due 10/01/08	5,500	5,555
Lehman Brothers Holdings, Inc. (Ê)
Series MTN
2.998% due 10/22/08	1,800	1,794
2.936% due 11/24/08	1,400	1,370
2.774% due 04/03/09	5,500	5,313
Mandalay Resort Group
9.500% due 08/01/08	495	500

	Principal Amount ($) or Shares	Market Value $
Mantis Reef, Ltd. (Å)
Series 144a
4.692% due 11/14/08	585	582
MBNA Corp. (Ê)
Series MTNF
3.590% due 05/05/08	780	780
Merrill Lynch & Co., Inc.
Zero coupon due 05/28/08	8,780	8,761
Series MTN1
2.900% due 06/16/08	6,800	6,790
Morgan Stanley (Ê)
Series GMTN
3.206% due 02/09/09	3,100	3,072
Owens-Illinois, Inc.
7.350% due 05/15/08	650	650
Quebecor World Capital Corp. (Ø)
4.875% due 11/15/08	525	219
Reckson Operating Partnership, LP
7.750% due 03/15/09	175	173
Residential Capital LLC
3.490% due 06/09/08 (Ê)	3,540	3,297
5.816% due 04/17/09 (Ê)	495	329
Series 144a (Þ)
6.546% due 04/17/09	3,175	1,433
Royal Bank of Scotland PLC (The) (Ê)(Þ)
Series 144a
2.868% due 07/21/08	800	799
Russell Investment Company Money Market Fund	731,444,000	731,444
Salomon Brothers AG for OAO Siberian Oil Co.
Series REGS
10.750% due 01/15/09	3,045	3,168
Santander US Debt SA Unipersonal (Ê)(Þ)
Series 144a
2.659% due 09/19/08	4,300	4,289
SLM Corp.
Series MTNA
3.130% due 07/25/08 (Ê)	6,200	6,150
4.000% due 01/15/09 (Ñ)	500	483
Southern California Edison Co. (Ê)
3.212% due 02/02/09	600	595
Telesat, SUB Bridge Loan
10.500% due 10/31/08	1,800	1,530
Transocean, Inc. (Ê)
3.214% due 09/05/08	2,000	1,996

120	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Unicredit Luxembourg Finance SA (Ê)(Þ)
Series 144a
2.970% due 10/24/08	4,100	4,095
United States Treasury Bills (ç)(ž)
1.322% due 05/29/08	250	250
0.894% due 06/12/08 (Ñ)	250	250
0.935% due 06/12/08 (Ñ)	500	500
1.118% due 06/12/08 (Ñ)	2,000	1,997
1.302% due 06/12/08 (Ñ)	1,750	1,747
1.445% due 06/12/08 (Ñ)	750	749
2.467% due 06/19/08	150	150
0.934% due 06/26/08	500	499
1.215% due 06/26/08	250	250
1.220% due 06/26/08	1,500	1,497
1.304% due 06/26/08	500	499
1.322% due 06/26/08	500	499
1.352% due 06/26/08	500	499
1.383% due 06/26/08	1,000	998
Verizon Communications, Inc. (Ê)
2.734% due 04/03/09	4,800	4,777
VTB Capital SA (Ê)
Series 144a (Þ)
3.839% due 08/01/08	3,500	3,500
Series REGS
3.839% due 08/01/08	1,840	1,828
Wachovia Bank NA (Ê)
Series BKNT
2.645% due 06/27/08 (Ñ)	800	798
2.639% due 03/23/09	1,500	1,485
Wachovia Corp. (Ê)
3.301% due 10/28/08	3,000	2,993
Wal-Mart Stores, Inc. (Ê)
2.700% due 06/16/08	1,900	1,900
Westpac Banking Corp. (Ê)
Series DPNT
2.701% due 06/06/08	1,300	1,300

Total Short-Term Investments
(cost $937,177)		934,009

	Principal Amount ($) or Shares	Market Value $

Repurchase Agreements - 0.3%
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $21,700 dated April 30, 2008, at 1.900% to be repurchased at $21,701 on May 1, 2008, collateralized by: $17,112 par United States Treasury Inflation Protected Bonds, valued at $20,145	21,700	21,700

Total Repurchase Agreements
(cost $21,700)		21,700

Other Securities - 5.6%
Russell Investment Company Money Market Fund (×)	78,184,602	78,185
State Street Securities Lending Quality Trust (×)	281,383,445	281,383

Total Other Securities
(cost $359,568)		359,568

Total Investments - 123.6%
(identified cost $8,174,531)		7,988,123

Other Assets and Liabilities, Net - (23.6%)		(1,524,520)

Net Assets - 100.0%		6,463,603

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	121

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures expiration date 06/08 (57)	EUR	14,250	22
Euro-Schatz Bond Futures expiration date 06/08 (1,100)	EUR	110,000	(2,494)
Eurodollar Futures (CME) expiration date 06/08 (140)	USD	35,000	666
expiration date 09/08 (7)	USD	1,750	3
expiration date 12/08 (1,380)	USD	345,000	4,501
expiration date 03/09 (292)	USD	73,000	364
expiration date 06/09 (174)	USD	43,500	(282)
expiration date 09/09 (260)	USD	65,000	(300)
expiration date 12/09 (174)	USD	43,500	(247)
expiration date 03/10 (94)	USD	23,500	(92)
Germany, Federal Republic 2 Year Bonds expiration date 06/08 (590)	EUR	59,000	(1,044)
5 Year Bonds expiration date 06/08 (653)	EUR	65,300	(2,764)
10 Year Bonds expiration date 06/08 (18)	EUR	1,800	(11)
30 Year Bonds expiration date 06/08 (123)	EUR	12,300	(506)
LIBOR Futures expiration date 06/08 (98)	GBP	12,250	27
expiration date 09/08 (157)	GBP	19,625	(4)
expiration date 12/08 (147)	GBP	18,375	29
expiration date 06/09 (21)	GBP	2,625	43
expiration date 12/09 (5)	GBP	625	(5)
Three Month Short Sterling Interest Rate Futures (UK) expiration date 03/09 (53)	GBP	6,625	125
United States Treasury Bonds expiration date 06/08 (3,166)	USD	316,600	(2,304)
United States Treasury Notes 2 Year Futures expiration date 06/08 (1,810)	USD	362,000	(2,049)
United States Treasury Notes 5 Year Futures expiration date 06/08 (1,994)	USD	199,400	(1,089)
United States Treasury Notes 10 Year Futures expiration date 06/08 (2,127)	USD	212,700	(159)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $
Short Positions
Germany, Federal Republic 10 Year Bonds expiration date 06/08 (171)	EUR	17,100	749
Japanese 10 Year Bond (Japan) expiration date 06/08 (31)	JPY	310,000	710
United Kingdom Treasury Bonds expiration date 06/08 (84)	GBP	8,400	187
United States Treasury Bonds expiration date 06/08 (105)	USD	10,500	37
United States Treasury Notes 2 Year Futures expiration date 06/08 (497)	USD	99,400	844
United States Treasury Notes 5 Year Futures expiration date 06/08 (765)	USD	76,500	930
United States Treasury Notes 10 Year Futures expiration date 06/08 (3,767)	USD	376,700	6,439

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			2,326

See accompanying notes which are an integral part of the financial statements.

122	Multistrategy Bond Fund

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Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount		Market Value $

Swaptions
(Fund Pays/Fund Receives)
USD 4.950%/USD Three Month LIBOR Sep 2008 0.00 Call (2)		7,100	(335)
USD 4.300%/USD Three Month LIBOR Dec 2008 0.00 Call (2)		50,600	(1,220)
USD 3.950%/USD Three Month LIBOR Feb 2009 0.00 Call (1)		70,600	(1,196)
USD 4.250%/USD Three Month LIBOR Feb 2009 0.00 Call (1)		23,400	(542)
USD 4.300%/USD Three Month LIBOR Feb 2009 0.00 Call (1)		30,700	(756)
USD 4.600%/USD Three Month LIBOR Feb 2009 0.00 Call (1)		10,900	(370)
USD 4.200%/USD Three Month LIBOR Jul 2009 0.00 Call (1)		7,000	(153)
USD 4.150%/USD Three Month LIBOR Aug 2009 0.00 Call (1)		4,000	(83)
USD 4.400%/USD Three Month LIBOR Aug 2009 0.00 Call (5)		31,200	(878)
USD 4.550%/USD Three Month LIBOR Aug 2009 0.00 Call (1)		5,800	(178)

United States Treasury Notes 10 Year Futures
May 2008 118.00 Call (640)	USD	75,520	(130)
May 2008 120.00 Call (206)	USD	24,720	(6)
May 2008 114.00 Put (711)	USD	81,054	(278)
May 2008 116.00 Put (134)	USD	15,544	(115)

Total Liability for Options Written (premiums received $8,606)			(6,240)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	123

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Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	5,000	0.090%		08/25/37	(1,751)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	5,000	0.090%		08/25/37	(1,751)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	2,600	0.760%		01/25/38	(1,084)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	4,000	0.760%		01/25/38	(1,660)
ABX - HE Index for Sub-Prime Home Equity Sector	Deutsche Bank	USD	7,100	0.110%		05/25/46	(1,180)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	5,000	0.090%		08/25/37	(1,751)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	15,000	0.760%		01/25/38	(6,224)
American International Group	Deutsche Bank	USD	6,700	2.050%		03/20/13	330
American International Group	Deutsche Bank	USD	9,000	1.630%		06/20/13	265
Argentina Government International Bond	Lehman Brothers	USD	8,000	1.700%		08/20/08	2
Berkshire Hathaway	Deutsche Bank	USD	13,500	1.000%		03/20/13	239
Brazilian Government International Bond	Lehman Brothers	USD	5,200	1.120%		11/20/11	78
Brazilian Government International Bond	Morgan Stanley	USD	500	1.660%		03/20/13	13
Chesapeake Energy Corp.	Lehman Brothers	USD	8,000	0.750%		09/20/08	9
CMBS AAA Index	Goldman Sachs	USD	2,200	0.080%		12/13/49	(145)
CMBS AAA Index	Morgan Stanley	USD	2,800	0.080%		12/13/49	(185)
Computer Sciences Corp.	Credit Suisse First Boston	USD	2,575	(1.180%	)	03/20/18	97
Countrywide Home Loans	Deutsche Bank	USD	10,000	4.500%		06/20/10	64
Countrywide Home Loans	Merrill Lynch	USD	7,800	6.300%		06/20/09	68
Custom FTD Basket	Morgan Stanley	USD	15,600	11.400%		08/20/08	395
Dow Jones CDX High Volatility Index	Chase Securities Inc.	USD	6,000	1.120%		12/20/12	221
Dow Jones CDX High Volatility Index	Chase Securities Inc.	USD	1,600	1.120%		12/20/12	51
Dow Jones CDX High Volatility Index	Citibank	USD	1,100	0.401%		06/20/12	(27)
Dow Jones CDX High Volatility Index	Citibank	USD	5,068	0.355%		06/20/12	(134)
Dow Jones CDX High Volatility Index	Citibank	USD	4,968	0.360%		06/20/12	(130)
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	7,500	0.707%		12/20/12	177
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	4,800	1.550%		06/20/13	140
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	4,800	0.600%		12/20/12	(44)
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	10,700	1.550%		06/20/13	320
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	1,100	1.833%		06/20/12	(32)
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	19,873	1.580%		12/20/12	437
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	17,000	1.640%		12/20/12	416
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	5,600	1.550%		06/20/13	166
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	1,100	2.080%		06/20/12	(22)
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	11,400	1.550%		06/20/13	339
Ford Motor Credit Co.	Barclays Bank PLC	USD	700	5.650%		09/20/12	(35)
Ford Motor Credit Co.	Goldman Sachs	USD	300	3.850%		09/20/12	(32)
Ford Motor Credit Co.	Lehman Brothers	USD	1,500	5.150%		09/20/12	(99)
Freddie Mac	Barclays Bank PLC	USD	2,700	0.720%		03/20/13	50
Gaz Capital for Gazprom	Barclays Bank PLC	USD	3,500	1.600%		12/20/12	(22)
Gaz Capital for Gazprom	Chase Securities Inc.	USD	500	0.970%		12/20/12	(15)
Gaz Capital for Gazprom	Chase Securities Inc.	USD	500	1.020%		12/20/12	(15)
Gaz Capital for Gazprom	JP Morgan	USD	300	0.970%		11/20/08	1
Gaz Capital for Gazprom	JP Morgan	USD	1,000	0.360%		05/20/09	(7)
Gaz Capital for Gazprom	Morgan Stanley	USD	200	2.180%		02/20/13	3

See accompanying notes which are an integral part of the financial statements.

124	Multistrategy Bond Fund

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Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/Receives Fixed Rate		Termination Date	Market Value $

General Motors Acceptance Corp.	Bank of America	USD	4,000	1.000%		09/20/08	(117)
General Motors Acceptance Corp.	Lehman Brothers	USD	4,000	3.600%		09/20/08	(48)
General Motors Acceptance Corp.	Merrill Lynch	USD	400	1.850%		09/20/09	(51)
General Motors Acceptance Corp.	Morgan Stanley	USD	5,000	0.970%		09/20/08	(147)
General Motors Corp.	Citibank	USD	10,000	4.630%		12/20/12	(1,614)
General Motors Corp.	Lehman Brothers	USD	5,000	2.300%		09/20/08	1
Goldman Sachs Group, Inc.	Credit Suisse First Boston	USD	3,300	0.940%		09/20/12	9
Goldman Sachs Group, Inc.	Deutsche Bank	USD	1,700	0.880%		09/20/12	—
Indonesia Government International Bond	JP Morgan	USD	1,000	0.390%		12/20/08	(3)
Indonesia Government International Bond	Lehman Brothers	USD	400	0.400%		12/20/08	(1)
Kazkommerts International BV	Lehman Brothers	USD	2,700	4.250%		10/20/12	(270)
Merrill Lynch & Co.	Banque National De Paris	USD	5,300	2.170%		06/20/13	182
Merrill Lynch & Co.	Deutsche Bank	USD	1,800	2.200%		06/20/13	64
Merrill Lynch & Co.	Royal Bank of Scotland	USD	3,500	2.200%		06/20/13	125
Metlife, Inc.	Deutsche Bank	USD	6,700	2.050%		03/20/13	393
Metlife, Inc.	UBS	USD	6,700	2.050%		03/20/13	393
Mexico Government International Bond	Mexico Government International Bond	USD	2,400	0.920%		03/20/16	(6)
Neiman Marcus Group (The)	Lehman Brothers	USD	4,000	1.100%		09/20/08	18
Nordstrom, Inc.	JP Morgan	USD	2,750	(0.870%	)	12/20/17	(48)
Panama Government International Bond	Chase Securities Inc.	USD	300	1.250%		01/20/17	(7)
Prudential	Deutsche Bank	USD	6,700	2.300%		03/20/13	389
Prudential	UBS	USD	6,700	2.300%		03/20/13	389
Russia Government International Bond	Morgan Stanley	USD	200	0.245%		06/20/08	—
Russia Government International Bond	Morgan Stanley	USD	2,900	0.795%		08/20/12	(17)
Russia Government International Bond	Morgan Stanley	USD	300	0.780%		03/20/16	(8)
Russia Government International Bond	Morgan Stanley	USD	300	0.800%		03/20/16	(7)
Sunguard Data Systems	Lehman Brothers	USD	8,000	3.500%		09/20/12	16
Ukraine SP Dub	JP Morgan	USD	4,500	0.730%		04/20/09	(15)
Univision Communications Inc.	Lehman Brothers	USD	8,000	1.750%		12/20/08	518
Wachovia	JP Morgan	USD	2,300	3.020%		03/20/13	202

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($13,576)							(12,124)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	125

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Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	37,500	5.473%	Three Month LIBOR	06/14/11	2,771
Bank of America	USD	100	4.000%	Three Month LIBOR	06/18/13	1
Bank of America	USD	60,600	4.500%	Three Month LIBOR	06/18/13	1,801
Bank of America	USD	7,600	Six Month LIBOR	5.000%	06/18/15	(400)
Bank of America	USD	13,200	5.548%	Three Month LIBOR	06/14/16	1,221
Bank of America	USD	300	Three Month LIBOR	5.000%	06/18/18	(14)
Bank of America	USD	17,000	5.000%	Three Month LIBOR	06/18/18	822
Bank of America	USD	9,400	Three Month LIBOR	5.250%	06/18/23	(593)
Bank of America	USD	12,100	Three Month LIBOR	5.250%	06/18/23	(763)
Bank of America	USD	15,700	Three Month LIBOR	5.250%	06/18/23	(991)
Bank of America	USD	15,700	Three Month LIBOR	5.250%	06/18/23	(991)
Bank of America	USD	19,000	Three Month LIBOR	5.250%	06/18/23	(1,199)
Bank of America	USD	36,300	Three Month LIBOR	5.250%	06/18/23	(2,290)
Bank of America	USD	1,400	5.250%	Three Month LIBOR	06/18/28	86
Bank of America	USD	16,400	Three Month LIBOR	5.250%	06/18/28	(1,011)
Bank of America	USD	7,000	5.628%	Three Month LIBOR	06/16/36	974
Bank of America	USD	4,200	Three Month LIBOR	5.000%	06/18/38	(102)
Bank of Scotland	EUR	8,700	4.250%	Six Month LIBOR	06/18/10	(51)
Barclays Bank PLC	GBP	3,700	6.000%	Six Month LIBOR	03/20/09	24
Barclays Bank PLC	BRL	5,600	11.360%	Brazil Interbank Deposit Rate	01/04/10	(104)
Barclays Bank PLC	EUR	2,800	Consumer Price Index (France)	2.10%	10/15/10	(7)
Barclays Bank PLC	BRL	3,900	Brazil Interbank Deposit Rate	12.540%	01/02/12	(48)
Barclays Bank PLC	EUR	66,295	Six Month LIBOR	4.250%	06/18/13	494
Barclays Bank PLC	SEK	10,500	Three Month LIBOR	4.750%	06/18/13	(4)
Barclays Bank PLC	JPY	180,000	2.000%	Six Month LIBOR	12/19/17	50
Barclays Bank PLC	SEK	60,000	4.750%	Three Month LIBOR	06/18/18	(32)
Barclays Bank PLC	SEK	204,700	Three Month LIBOR	4.750%	06/18/18	192
Barclays Bank PLC	GBP	600	Six Month LIBOR	4.000%	12/15/36	142
Barclays Bank PLC	EUR	6,610	4.750%	Six Month LIBOR	06/18/38	(85)
Barclays Bank PLC	USD	3,750	Three Month LIBOR	5.250%	06/18/38	(240)
Bear Stearns	USD	110,200	Three Month LIBOR	5.282%	08/20/12	(9,092)
Citibank	USD	900	4.000%	Three Month LIBOR	06/18/10	14
Citibank	HUF	500,000	8.200%	Six Month LIBOR	04/21/13	3
Citibank	JPY	93,000	Six Month LIBOR	1.250%	06/18/13	5
Citibank	MXN	2,300	8.170%	Mexico Interbank 28 Day Deposit Rate	11/04/16	(2)
Citibank	JPY	1,789,000	1.645%	Three Month LIBOR	04/25/18	(159)
Citibank	GBP	850	5.250%	Six Month LIBOR	06/18/18	15
Citibank	EUR	510	4.750%	Six Month LIBOR	06/18/38	(7)
Citibank	USD	1,720	Three Month LIBOR	5.250%	06/18/38	(110)
Credit Suisse First Boston	EUR	6,300	4.250%	Six Month LIBOR	06/18/10	(37)
Credit Suisse First Boston	EUR	5,590	4.500%	Six Month LIBOR	06/18/18	(56)
Credit Suisse First Boston	EUR	19,270	4.500%	Six Month LIBOR	06/18/18	(192)
Credit Suisse First Boston	SEK	224,000	Three Month LIBOR	4.750%	06/18/18	210

See accompanying notes which are an integral part of the financial statements.

126	Multistrategy Bond Fund

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Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Credit Suisse First Boston	EUR	6,070	4.750%	Six Month LIBOR	06/18/38	(78)
Credit Suisse First Boston	EUR	6,610	4.750%	Six Month LIBOR	06/18/38	(85)
Credit Suisse First Boston	USD	5,270	Three Month LIBOR	5.250%	06/18/38	(337)
Credit Suisse First Boston	USD	8,000	Three Month LIBOR	5.250%	06/18/38	(511)
Deutsche Bank	EUR	400	5.000%	Six Month LIBOR	12/19/09	4
Deutsche Bank	BRL	37,800	12.830%	Three Month LIBOR	01/04/10	629
Deutsche Bank	EUR	8,000	4.250%	Six Month LIBOR	06/18/10	(47)
Deutsche Bank	USD	101,280	Three Month LIBOR	4.315%	11/17/10	(1,743)
Deutsche Bank	JPY	1,472,000	1.183%	Six Month LIBOR	12/17/10	(6)
Deutsche Bank	JPY	1,937,000	1.170%	Six Month LIBOR	12/17/10	(13)
Deutsche Bank	JPY	1,937,000	1.160%	Six Month LIBOR	12/17/10	(16)
Deutsche Bank	JPY	3,848,000	1.181%	Six Month LIBOR	12/17/10	(17)
Deutsche Bank	JPY	4,045,000	1.183%	Six Month LIBOR	12/17/10	(17)
Deutsche Bank	USD	52,350	Three Month LIBOR	3.780%	12/24/10	(305)
Deutsche Bank	USD	20,640	Three Month LIBOR	4.000%	12/29/10	(203)
Deutsche Bank	USD	31,990	Three Month LIBOR	3.868%	12/29/10	(234)
Deutsche Bank	USD	49,780	Three Month LIBOR	3.658%	01/07/11	(156)
Deutsche Bank	USD	26,060	Three Month LIBOR	3.161%	01/28/11	178
Deutsche Bank	USD	4,700	4.500%	Three Month LIBOR	06/18/11	140
Deutsche Bank	AUD	5,730	Six Month LIBOR	7.250%	06/18/13	49
Deutsche Bank	USD	13,500	Three Month LIBOR	4.500%	06/18/13	(401)
Deutsche Bank	USD	75,600	4.500%	Three Month LIBOR	06/18/13	2,247
Deutsche Bank	USD	89,300	4.920%	Three Month LIBOR	11/17/15	3,423
Deutsche Bank	JPY	933,000	Six Month LIBOR	1.703%	12/17/15	(60)
Deutsche Bank	JPY	1,224,000	Six Month LIBOR	1.670%	12/17/15	(54)
Deutsche Bank	JPY	1,224,000	Six Month LIBOR	1.641%	12/17/15	(32)
Deutsche Bank	JPY	2,436,000	Six Month LIBOR	1.699%	12/17/15	(153)
Deutsche Bank	JPY	2,561,000	Six Month LIBOR	1.691%	12/17/15	(147)
Deutsche Bank	USD	45,700	4.520%	Three Month LIBOR	12/24/15	559
Deutsche Bank	USD	18,100	4.745%	Three Month LIBOR	12/29/15	460
Deutsche Bank	USD	28,000	4.630%	Three Month LIBOR	12/29/15	521
Deutsche Bank	USD	43,400	4.487%	Three Month LIBOR	01/07/16	418
Deutsche Bank	USD	22,600	4.224%	Three Month LIBOR	01/28/16	(160)
Deutsche Bank	JPY	340,000	2.000%	Six Month LIBOR	12/19/17	94
Deutsche Bank	EUR	5,600	4.500%	Six Month LIBOR	06/18/18	(56)
Deutsche Bank	USD	8,700	Three Month LIBOR	5.000%	06/18/18	(421)
Deutsche Bank	USD	2,700	Three Month LIBOR	5.250%	06/18/23	(170)
Deutsche Bank	USD	26,100	Three Month LIBOR	5.250%	06/18/23	(1,647)
Deutsche Bank	USD	8,700	5.250%	Three Month LIBOR	06/18/28	536
Deutsche Bank	USD	12,200	5.250%	Three Month LIBOR	06/18/28	752
Deutsche Bank	EUR	8,750	4.750%	Six Month LIBOR	06/18/38	(112)
Deutsche Bank	USD	10,480	Three Month LIBOR	5.250%	06/18/38	(670)
Deutsche Bank	USD	10,550	Three Month LIBOR	5.250%	06/18/38	(675)
Deutsche Bank	USD	24,930	Three Month LIBOR	5.309%	11/17/38	(1,576)
Deutsche Bank	JPY	189,000	2.595%	Six Month LIBOR	12/17/38	24
Deutsche Bank	JPY	245,000	2.570%	Six Month LIBOR	12/17/38	19

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	127

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	JPY	245,000	2.540%	Six Month LIBOR	12/17/38	4
Deutsche Bank	JPY	490,000	2.594%	Six Month LIBOR	12/17/38	62
Deutsche Bank	JPY	515,000	2.585%	Six Month LIBOR	12/17/38	56
Deutsche Bank	USD	12,540	Three Month LIBOR	5.011%	12/24/38	(182)
Deutsche Bank	USD	4,980	Three Month LIBOR	5.215%	12/29/38	(230)
Deutsche Bank	USD	7,720	Three Month LIBOR	5.121%	12/29/38	(244)
Deutsche Bank	USD	11,900	Three Month LIBOR	5.017%	01/07/39	(176)
Deutsche Bank	USD	6,210	Three Month LIBOR	4.939%	01/28/39	(10)
Financial Directors Incorporated	HUF	254,000	8.280%	Six Month LIBOR	04/04/13	(1)
Financial Directors Incorporated	HUF	500,000	8.140%	Six Month LIBOR	04/18/13	1
Goldman Sachs	EUR	800	4.000%	Six Month LIBOR	03/20/09	(3)
Goldman Sachs	GBP	400	5.000%	Six Month LIBOR	06/15/09	(8)
Goldman Sachs	GBP	24,600	6.000%	Six Month LIBOR	06/19/09	279
Goldman Sachs	BRL	1,400	11.465%	Brazil Interbank Deposit Rate	01/04/10	(24)
Goldman Sachs	EUR	800	1.960%	Consumer Price Index (France)	03/30/12	(26)
Goldman Sachs	MXN	15,700	7.780%	Mexico Interbank 28 Day Deposit Rate	04/03/12	(20)
Goldman Sachs	USD	21,405	4.987%	Three Month LIBOR	05/02/12	(1,577)
Goldman Sachs	GBP	1,200	5.000%	Six Month LIBOR	09/17/13	(23)
Goldman Sachs	GBP	1,600	Six Month LIBOR	5.500%	12/15/36	(367)
HSBC	GBP	200	Six Month LIBOR	4.000%	12/15/36	47
JP Morgan	BRL	36,900	12.395%	Three Month LIBOR	01/04/10	136
JP Morgan	USD	28,000	4.500%	Three Month LIBOR	06/18/11	835
JP Morgan	EUR	2,500	1.948%	Consumer Price Index (France)	03/15/12	(77)
JP Morgan	HUF	242,000	8.280%	Six Month LIBOR	04/04/13	1
JP Morgan	USD	38,700	4.500%	Three Month LIBOR	06/18/13	1,150
JP Morgan	USD	81,800	4.500%	Three Month LIBOR	06/18/13	2,431
JP Morgan	USD	43,300	5.000%	Three Month LIBOR	06/18/15	2,280
JP Morgan	USD	116,400	5.000%	Three Month LIBOR	06/18/15	6,128
JP Morgan	USD	6,500	5.000%	Three Month LIBOR	06/18/18	314
JP Morgan	USD	14,700	5.000%	Three Month LIBOR	06/18/18	650
JP Morgan	USD	6,300	Three Month LIBOR	5.250%	06/18/28	(388)
JP Morgan	USD	14,300	Three Month LIBOR	5.250%	06/18/28	(784)
JP Morgan	USD	700	Three Month LIBOR	5.000%	06/18/38	(17)
JP Morgan	USD	9,300	5.250%	Three Month LIBOR	06/18/38	595
Lehman Brothers	GBP	12,600	4.500%	Six Month LIBOR	09/20/09	(338)
Lehman Brothers	EUR	16,800	4.250%	Six Month LIBOR	06/18/10	(98)
Lehman Brothers	EUR	19,600	4.250%	Six Month LIBOR	06/18/10	(114)
Lehman Brothers	JPY	3,356,000	1.188%	Six Month LIBOR	12/17/10	(11)
Lehman Brothers	EUR	8,520	435.400%	Six Month LIBOR	03/18/11	25
Lehman Brothers	EUR	8,600	4.280%	Six Month LIBOR	03/18/11	14
Lehman Brothers	EUR	16,890	4.341%	Six Month LIBOR	03/18/11	43
Lehman Brothers	EUR	25,800	4.328%	Six Month LIBOR	03/18/11	57
Lehman Brothers	JPY	2,127,000	Six Month LIBOR	1.709%	12/17/15	(146)
Lehman Brothers	EUR	8,120	Six Month LIBOR	4.535%	03/18/16	(82)
Lehman Brothers	EUR	8,200	Six Month LIBOR	4.440%	03/18/16	(20)

See accompanying notes which are an integral part of the financial statements.

128	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Lehman Brothers	EUR	16,120	Six Month LIBOR	4.503%	03/18/16	(118)
Lehman Brothers	EUR	24,610	Six Month LIBOR	4.500%	03/18/16	(173)
Lehman Brothers	USD	51,000	5.336%	Three Month LIBOR	05/24/17	4,884
Lehman Brothers	USD	46,100	5.403%	Three Month LIBOR	05/25/17	4,659
Lehman Brothers	EUR	3,210	4.908%	Six Month LIBOR	03/18/24	58
Lehman Brothers	EUR	3,240	4.805%	Six Month LIBOR	03/18/24	10
Lehman Brothers	EUR	6,370	4.865%	Six Month LIBOR	03/18/24	72
Lehman Brothers	EUR	9,730	4.875%	Six Month LIBOR	03/18/24	125
Lehman Brothers	EUR	13,280	4.750%	Six Month LIBOR	06/18/38	(170)
Lehman Brothers	USD	16,610	Three Month LIBOR	5.250%	06/18/38	(1,062)
Lehman Brothers	JPY	431,000	2.648%	Six Month LIBOR	12/17/38	102
Merrill Lynch	GBP	29,800	4.500%	Six Month LIBOR	09/20/09	(799)
Merrill Lynch	BRL	1,200	12.948%	Brazil Interbank Deposit Rate	01/04/10	1
Merrill Lynch	BRL	3,700	11.430%	Brazil Interbank Deposit Rate	01/04/10	(65)
Merrill Lynch	CAD	2,340	4.750%	Six Month LIBOR	06/18/13	110
Merrill Lynch	CAD	3,110	Three Month LIBOR	4.750%	06/18/13	(146)
Merrill Lynch	GBP	7,860	Six Month LIBOR	5.250%	06/18/13	6
Merrill Lynch	JPY	440,000	1.673%	Six Month LIBOR	04/28/18	(27)
Merrill Lynch	GBP	300	Six Month LIBOR	4.000%	12/15/35	22
Merrill Lynch	USD	1,500	Three Month LIBOR	5.000%	06/18/38	(36)
Merrill Lynch	USD	3,300	Three Month LIBOR	5.000%	06/18/38	(80)
Morgan Stanley	BRL	3,000	12.670%	Brazil Interbank Deposit Rate	01/04/10	(18)
Morgan Stanley	EUR	13,900	4.250%	Six Month LIBOR	06/18/10	(81)
Morgan Stanley	USD	2,500	4.000%	Three Month LIBOR	06/18/10	40
Morgan Stanley	JPY	970,000	1.624%	Six Month LIBOR	04/25/18	(104)
Royal Bank of Scotland	GBP	500	6.000%	Six Month LIBOR	03/20/09	3
Royal Bank of Scotland	GBP	3,700	6.000%	Six Month LIBOR	06/19/09	42
Royal Bank of Scotland	USD	4,000	4.000%	Three Month LIBOR	06/18/10	64
Royal Bank of Scotland	EUR	900	1.955%	Consumer Price Index (France)	03/28/12	(30)
Royal Bank of Scotland	CAD	7,660	Six Month LIBOR	3.740%	04/23/13	(22)
Royal Bank of Scotland	GBP	3,960	5.288%	Six Month LIBOR	04/23/13	(2)
Royal Bank of Scotland	CAD	15,320	Three Month LIBOR	3.826%	04/24/13	(94)
Royal Bank of Scotland	GBP	7,920	5.325%	Six Month LIBOR	04/24/13	20
Royal Bank of Scotland	CAD	7,610	Three Month LIBOR	3.899%	04/25/13	(60)
Royal Bank of Scotland	GBP	3,950	5.376%	Six Month LIBOR	04/25/13	27
Royal Bank of Scotland	CAD	9,280	Three Month LIBOR	3.802%	04/29/13	(45)
Royal Bank of Scotland	GBP	4,800	5.302%	Six Month LIBOR	04/29/13	1
Royal Bank of Scotland	CAD	5,410	Three Month LIBOR	3.750%	04/30/13	—
Royal Bank of Scotland	GBP	2,730	5.295%	Six Month LIBOR	04/30/13	11
Royal Bank of Scotland	CAD	1,100	Three Month LIBOR	4.750%	06/18/13	(52)
Royal Bank of Scotland	USD	9,370	4.500%	Three Month LIBOR	06/18/13	279
Royal Bank of Scotland	GBP	200	Six Month LIBOR	5.500%	12/15/36	(46)
Royal Bank of Scotland	GBP	1,600	Six Month LIBOR	4.000%	12/15/36	378
Salomon Smith Barney	HUF	257,000	8.470%	Six Month LIBOR	04/03/13	13
UBS	AUD	26,900	7.000%	Three Month LIBOR	09/15/09	(148)
UBS	BRL	3,000	12.410%	Brazil Interbank Deposit Rate	01/04/10	(18)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	129

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

UBS	AUD	2,400	7.500%	Three Month LIBOR	03/15/10	1
UBS	EUR	11,600	4.250%	Six Month LIBOR	06/18/10	(68)
UBS	BRL	3,800	12.540%	Brazil Interbank Deposit Rate	01/02/12	(46)
UBS	EUR	5,570	4.750%	Six Month LIBOR	06/18/38	(71)
UBS	USD	6,970	Three Month LIBOR	5.250%	06/18/38	(446)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($6,402)						7,239

See accompanying notes which are an integral part of the financial statements.

130	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

CMBS AAA 10 Year Index	Bank of America	USD	3,000	CMBS AAA 10 Year Index minus 0.550%	05/30/08	69
CMBS AAA 10 Year Index	Bank of America	USD	8,000	CMBS AAA 10 Year Index minus 0.750%	05/30/08	182
CMBS AAA 10 Year Index	Bank of America	USD	10,000	CMBS AAA 10 Year Index minus 1.000%	05/30/08	(225)
CMBS AAA 10 Year Index	Bank of America	USD	9,000	CMBS AAA 10 Year Index minus 1.250%	05/30/08	200
CMBS AAA 10 Year Index	Citibank	USD	5,000	CMBS AAA 10 Year Index minus 1.150%	05/30/08	112
CMBS AAA 10 Year Index	Citibank	USD	6,000	CMBS AAA 10 Year Index minus 1.500%	05/30/08	132
CMBS AAA 10 Year Index	Deutsche Bank	USD	3,200	CMBS AAA 10 Year Index minus 1.000%	05/30/08	72
CMBS AAA 10 Year Index	JP Morgan	USD	2,000	CMBS AAA Index minus 8.550%	05/30/08	2
CMBS AAA 10 Year Index	JP Morgan	USD	15,000	CMBS AAA 10 Year Index minus 1.250%	05/30/08	(334)
CMBS AAA 10 Year Index	JP Morgan	USD	7,000	CMBS AAA 10 Year Index minus 1.300%	05/30/08	156

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						366

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	131

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	681	AUD	729	05/02/08	7
USD	330	AUD	352	05/15/08	1
USD	17,071	AUD	18,300	05/21/08	149
USD	604	AUD	655	06/16/08	11
USD	633	AUD	680	06/16/08	4
USD	639	AUD	680	06/16/08	(1)
USD	5,955	AUD	6,494	06/18/08	135
USD	8,309	AUD	9,027	06/18/08	155
USD	8,415	AUD	9,147	06/18/08	161
USD	11,439	AUD	12,433	06/18/08	218
USD	808	BRL	1,350	05/05/08	3
USD	1,207	BRL	2,120	05/05/08	67
USD	801	BRL	1,350	06/03/08	4
USD	1,258	BRL	2,120	06/03/08	6
USD	10,059	BRL	17,252	06/03/08	227
USD	1,360	CAD	1,375	05/13/08	5
USD	1,000	CAD	1,017	06/16/08	9
USD	1,598	CAD	1,601	06/16/08	(8)
USD	8,490	CAD	8,455	06/18/08	(98)
USD	8,546	CAD	8,453	06/18/08	(157)
USD	2,807	CHF	2,844	05/13/08	(62)
USD	8,364	CHF	8,230	06/18/08	(417)
USD	8,415	CHF	8,581	06/18/08	(128)
USD	22,543	CHF	23,354	06/18/08	11
USD	12	EUR	5	05/01/08	(5)
USD	2,130	EUR	1,360	05/13/08	(7)
USD	2,160	EUR	1,360	05/13/08	(38)
USD	840	EUR	535	06/16/08	(6)
USD	1,205	EUR	775	06/16/08	3
USD	364	EUR	229	06/18/08	(7)
USD	772	EUR	497	06/18/08	2
USD	1,066	EUR	680	06/18/08	(7)
USD	7,565	EUR	4,755	06/18/08	(157)
USD	8,642	EUR	5,506	06/18/08	(64)
USD	16,581	EUR	10,638	06/18/08	(6)
USD	16,699	EUR	10,773	06/18/08	86
USD	17,238	EUR	10,839	06/18/08	(350)
USD	5	GBP	2	05/01/08	—
USD	300	GBP	151	05/19/08	1
USD	1,066	GBP	536	06/18/08	(5)
USD	1,157	GBP	589	06/18/08	9
USD	8,037	GBP	4,070	06/18/08	28
USD	8,362	GBP	4,208	06/18/08	(24)
USD	16,747	GBP	8,353	06/18/08	(194)
USD	7,702	INR	305,879	05/12/08	(160)
USD	7,641	INR	305,879	08/12/08	(136)
USD	86	JPY	8,883	05/12/08	(1)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	2,268	JPY	230,568	05/12/08	(49)
USD	18,266	JPY	1,870,000	05/15/08	(266)
USD	1,360	JPY	141,537	05/16/08	2
USD	1,755	JPY	181,488	06/16/08	(5)
USD	2,630	JPY	270,745	06/16/08	(19)
USD	3,217	JPY	334,816	06/16/08	12
USD	8,350	JPY	832,012	06/18/08	(325)
USD	8,364	JPY	811,693	06/18/08	(535)
USD	8,400	JPY	840,874	06/18/08	(290)
USD	8,490	JPY	875,081	06/18/08	(50)
USD	8,870	JPY	911,978	06/18/08	(74)
USD	8,900	JPY	911,978	06/18/08	(104)
USD	10,274	KRW	10,014,502	08/04/08	(295)
USD	3,515	MXN	38,840	05/06/08	185
USD	1,045	MYR	3,407	05/21/08	33
USD	8,309	NOK	42,848	06/18/08	70
USD	1,029	NZD	1,339	06/18/08	9
USD	8,350	NZD	10,490	06/18/08	(218)
USD	8,373	NZD	10,706	06/18/08	(73)
USD	8,490	NZD	10,844	06/18/08	(83)
USD	16,629	NZD	20,967	06/18/08	(375)
USD	813	PEN	2,280	05/27/08	—
USD	2,075	RUB	49,151	07/17/08	(3)
USD	17,094	SEK	102,000	05/19/08	(73)
USD	1,360	SEK	8,056	06/13/08	(18)
USD	3,342	SEK	20,414	06/13/08	60
USD	8,430	SEK	50,363	06/18/08	(40)
USD	8,638	SEK	53,012	06/18/08	194
USD	11,686	SGD	16,506	05/22/08	498
USD	6,130	ZAR	48,815	07/10/08	212
AUD	265	USD	248	06/16/08	(1)
AUD	680	USD	631	06/16/08	(7)
AUD	729	USD	677	06/16/08	(7)
AUD	1,029	USD	972	06/16/08	7
AUD	3,006	USD	2,808	06/16/08	(12)
AUD	5,130	USD	4,723	06/16/08	(88)
AUD	875	USD	800	06/18/08	(20)
AUD	8,655	USD	8,037	06/18/08	(78)
AUD	9,168	USD	8,373	06/18/08	(223)
AUD	18,391	USD	16,629	06/18/08	(614)
BRL	1,350	USD	806	05/05/08	(5)
BRL	2,120	USD	1,266	05/05/08	(7)
BRL	16,597	USD	9,122	05/15/08	(824)
BRL	33,698	USD	18,638	05/15/08	(1,555)
BRL	19,866	USD	11,342	07/02/08	(414)
CAD	1,367	USD	1,360	05/13/08	3
CAD	1,379	USD	1,360	05/16/08	(9)

See accompanying notes which are an integral part of the financial statements.

132	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
CAD	662	USD	656	06/16/08	(1)
CAD	7,997	USD	8,097	06/18/08	160
CAD	8,292	USD	8,415	06/18/08	185
CAD	275	USD	272	06/30/08	(1)
CHF	3,023	USD	3,066	06/18/08	146
CHF	3,212	USD	3,102	06/18/08	—
CHF	8,251	USD	8,309	06/18/08	341
CHF	8,581	USD	8,373	06/18/08	86
CHF	17,099	USD	16,597	06/18/08	84
EUR	64	USD	99	05/01/08	—
EUR	10,280	USD	16,108	05/09/08	63
EUR	680	USD	1,061	05/13/08	(1)
EUR	1,360	USD	2,161	05/13/08	39
EUR	110	USD	172	05/29/08	—
EUR	7,632	USD	11,929	06/03/08	29
EUR	535	USD	833	06/16/08	(1)
EUR	571	USD	874	06/18/08	(16)
EUR	4,060	USD	6,307	06/18/08	(19)
EUR	5,164	USD	8,081	06/18/08	36
EUR	5,297	USD	8,332	06/18/08	79
EUR	5,304	USD	8,307	06/18/08	43
EUR	5,356	USD	8,430	06/18/08	85
EUR	5,368	USD	8,314	06/18/08	(49)
EUR	5,423	USD	8,298	06/18/08	(151)
EUR	5,448	USD	8,537	06/18/08	48
EUR	5,474	USD	8,373	06/18/08	(156)
EUR	6,288	USD	9,767	06/18/08	(31)
EUR	10,580	USD	16,745	06/18/08	262
GBP	151	USD	298	05/19/08	(2)
GBP	919	USD	1,792	05/21/08	(33)
GBP	132	USD	259	06/16/08	(3)
GBP	1,616	USD	3,166	06/16/08	(37)
GBP	4,214	USD	8,415	06/18/08	65
GBP	4,262	USD	8,400	06/18/08	(46)
GBP	4,295	USD	8,430	06/18/08	(80)
GBP	4,672	USD	9,336	06/18/08	78
GBP	8,396	USD	16,629	06/18/08	(8)
HUF	676,494	USD	4,240	05/14/08	64
INR	305,879	USD	7,666	05/12/08	124
INR	96,384	USD	2,356	08/12/08	(9)
ISK	658,000	USD	9,041	05/15/08	256
JPY	34,599	USD	349	05/12/08	16
JPY	34,626	USD	350	05/12/08	17
JPY	34,640	USD	350	05/12/08	17
JPY	34,688	USD	350	05/12/08	16
JPY	34,750	USD	351	05/12/08	17
JPY	34,760	USD	350	05/12/08	15

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPY	34,808	USD	351	05/12/08	16
JPY	38,168	USD	385	05/12/08	18
JPY	860,983	USD	8,555	05/15/08	267
JPY	56,545	USD	545	05/16/08	1
JPY	73,063	USD	710	06/16/08	5
JPY	136,643	USD	1,350	06/16/08	32
JPY	180,973	USD	1,755	06/16/08	10
JPY	613,858	USD	6,053	06/16/08	133
JPY	155,654	USD	1,600	06/18/08	98
JPY	805,921	USD	8,332	06/18/08	559
JPY	816,746	USD	8,309	06/18/08	432
JPY	835,378	USD	8,037	06/18/08	(20)
JPY	863,877	USD	8,373	06/18/08	41
JPY	1,703,682	USD	16,597	06/18/08	165
KRW	659,579	USD	658	05/30/08	1
KRW	9,324,180	USD	9,300	05/30/08	8
MXN	8,742	USD	806	05/06/08	(27)
MXN	30,098	USD	2,844	05/06/08	(23)
NOK	42,431	USD	8,362	06/18/08	64
NZD	6,600	USD	5,167	05/21/08	27
NZD	21,520	USD	16,848	05/21/08	87
NZD	10,515	USD	8,364	06/18/08	212
NZD	10,521	USD	8,298	06/18/08	142
NZD	10,679	USD	8,362	06/18/08	83
NZD	10,724	USD	8,415	06/18/08	102
NZD	10,752	USD	8,290	06/18/08	(46)
NZD	21,801	USD	17,005	06/18/08	104
RUB	49,151	USD	2,068	07/10/08	(5)
SEK	5,428	USD	900	06/18/08	(4)
SEK	49,517	USD	8,362	06/18/08	113
SEK	21,529	USD	3,572	06/19/08	(15)
ZAR	48,051	USD	6,244	07/10/08	2

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(1,901)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	133

Russell Investment Company

Multistrategy Bond Fund

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Asset-Backed Securities	9.6
Certificates of Deposit	0.1
Corporate Bonds and Notes	18.5
International Debt	6.1
Loan Agreements	0.9
Mortgage-Backed Securities	61.7
Municipal Bonds	0.2
Non-US Bonds	1.4
United States Government Agencies	0.1
United States Government Treasuries	4.3
Common Stocks	—	*
Preferred Stocks	0.2
Warrants & Rights	—	*
Options Purchased	0.1
Short-Term Investments	14.5
Repurchase Agreements	0.3
Other Securities	5.6

Total Investments	123.6
Other Assets and Liabilities, Net	(23.6)

	100.0

Futures Contracts	—	*
Options Written	(0.1)
Index Swap Contracts	—	*
Interest Rate Swap Contracts	0.1
Credit Default Swap Contracts	(0.2)
Foreign Currency Exchange Contracts	—	*

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

134	Multistrategy Bond Fund

Russell Investment Company

Russell Funds

Notes to Schedule of Investments — April 30, 2008 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(m)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(Ú)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments	135

Russell Investment Company

Russell Funds

Notes to Schedule of Investments, continued — April 30, 2008 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland Krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

136	Notes to Schedules of Investments

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Russell Investment Company

Russell Funds

Statements of Assets and Liabilities — April 30, 2008 (Unaudited)

	Diversified Equity Fund	Special Growth Fund	Quantitative Equity Fund	International Securities Fund

Assets
Investments, at identified cost	$4,380,185	$1,919,607	$4,703,872	$4,471,808
Investments, at market***	4,873,236	1,990,899	4,936,585	4,968,183
Cash	—	12	—	5,601
Cash (Restricted)	—	—	—	15,713
Foreign currency holdings*	—	—	—	16,091
Unrealized appreciation on foreign currency exchange contracts	—	—	—	15,305
Receivables:
Dividends and interest	4,028	735	3,260	15,614
Dividends from affiliated money market funds	687	282	469	635
Investments sold	61,304	17,315	134,953	34,600
Fund shares sold	8,694	3,425	9,243	9,181
Foreign taxes recoverable	—	—	—	473
Daily variation margin on futures contracts	—	—	—	1,135
Prepaid expenses	61	67	45	64
Unrealized appreciation on index swap contracts	—	—	—	47
Interest rate swap contracts, at market value*****	—	—	—	—
Credit default swap contracts, at market value****	—	—	—	—

Total assets	4,948,010	2,012,735	5,084,555	5,082,642

Liabilities
Payables:
Investments purchased	68,648	16,519	135,290	54,501
Fund shares redeemed	5,404	1,892	2,237	7,376
Accrued fees to affiliates	3,982	1,712	3,872	4,256
Other accrued expenses	209	129	476	632
Dividends for securities sold short	—	—	200	—
Daily variation margin on futures contracts	921	308	606	525
Deferred tax liability	—	—	—	77
Unrealized depreciation on foreign currency exchange contracts	—	—	—	16,429
Options written, at market value**	—	—	—	2,886
Securities sold short, at market value******	—	—	476,669	—
Payable upon return of securities loaned	442,524	563,883	160,252	908,016
Unrealized depreciation on index swap contracts	—	—	—	296
Interest rate swap contracts, at market value*****	—	—	—	—
Credit default swaps, at market value****	—	—	—	—

Total liabilities	521,688	584,443	779,602	994,994

Net Assets	$4,426,322	$1,428,292	$4,304,953	$4,087,648

See accompanying notes which are an integral part of the financial statements.

138	Statements of Assets and Liabilities

Global Equity Fund	Multistrategy Bond Fund

$1,280,540	$8,174,531
1,331,643	7,988,123
26	2,487
—	8,535
1,817	3,251
2,590	7,678

2,509	52,038
209	1,909
7,937	561,733
2,096	26,920
172	—
232	5,198
7	38
—	926
—	44,914
—	6,580

1,349,238	8,710,330

8,983	1,803,931
3,439	3,745
1,276	4,406
212	182
—	—
238	2,137
—	—
2,357	9,579
—	6,240
—	—
166,226	359,568
—	560
—	37,675
—	18,704

182,731	2,246,727

$1,166,507	$6,463,603

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	139

Russell Investment Company

Russell Funds

Statements of Assets and Liabilities, continued — April 30, 2008 (Unaudited)

Amounts in thousands	Diversified Equity Fund	Special Growth Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,637	$1,871
Accumulated net realized gain (loss)	(169,917)	(125,616)
Unrealized appreciation (depreciation) on:
Investments (International Securities Fund - net of deferred tax liability for foreign capital gains taxes)	493,051	71,292
Futures contracts	15,389	6,803
Options written	—	—
Credit default swaps	—	—
Index swap contracts	—	—
Interest rate swap contracts	—	—
Securitues sold short	—	—
Foreign currency-related transactions	—	—
Shares of beneficial interest	969	332
Additional paid-in capital	4,085,193	1,473,610

Net Assets	$4,426,322	$1,428,292

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A*******	$45.68	$41.17
Maximum offering price per share (Net asset value plus sales charge of 5.75%********): Class A	$48.47	$43.69
Class A — Net assets	$23,617,220	$10,083,346
Class A — Shares outstanding ($.01 par value)	516,984	244,892
Net asset value per share: Class C*******	$43.74	$36.98
Class C — Net assets	$139,997,931	$53,910,758
Class C — Shares outstanding ($.01 par value)	3,200,503	1,457,998
Net asset value per share: Class E*******	$45.72	$41.19
Class E — Net assets	$71,676,592	$25,551,185
Class E — Shares outstanding ($.01 par value)	1,567,794	620,266
Net asset value per share: Class S*******	$45.73	$43.42
Class S — Net assets	$4,191,029,883	$1,338,746,978
Class S — Shares outstanding ($.01 par value)	91,656,170	30,829,389
Amounts in thousands
* Foreign currency holdings - cost	$—	$—
** Premiums received on options written	$—	$—
*** Securities on loan included in investments	$452,067	$550,394
**** Credit default swap contracts - premiums paid (received)	$—	$—
***** Interest rate swap contracts - premiums paid (received)	$—	$—
****** Procedes on securities sold short	$—	$—
******* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
******** Multistrategy Bond Fund’s maximum sale charge is 3.75%.

See accompanying notes which are an integral part of the financial statements.

140	Statements of Assets and Liabilities

Quantitative Equity Fund	International Securities Fund	Global Equity Fund	Multistrategy Bond Fund

$(580)	$(12,171)	$62	$(2,391)
(199,516)	(12,024)	(70,693)	108,672

232,713	426,298	51,103	(186,408)
10,948	22,789	5,134	2,326
—	(983)	—	2,366
—	—	—	1,452
—	(249)	—	366
—	—	—	13,641
1,455	—	—	—
—	(1,314)	210	(1,803)
1,202	599	1,175	6,316
4,258,731	3,594,703	1,179,516	6,519,066

$4,304,953	$4,087,648	$1,166,507	$6,463,603

$35.71	$67.28	$9.91	$10.23
$37.88	$71.39	$10.52	$10.63
$20,189,629	$24,733,798	$3,389,860	$22,887,674
565,440	367,602	341,934	2,236,584
$34.51	$64.38	$9.87	$10.22
$130,823,315	$150,388,735	$11,700,749	$118,650,742
3,791,385	2,336,050	1,185,589	11,613,573
$35.74	$67.44	$9.91	$10.22
$69,937,218	$86,148,424	$14,971,384	$113,811,024
1,956,925	1,277,424	1,510,162	11,132,355
$35.86	$68.37	$9.93	$10.23
$4,084,003,107	$3,826,376,804	$1,136,445,353	$6,208,254,008
113,882,317	55,965,770	114,458,338	606,575,052

$—	$16,134	$1,803	$3,249
$—	$1,903	$—	$8,606
$165,918	$876,842	$160,463	$352,415
$—	$—	$—	$(13,576)
$—	$—	$—	$(6,402)
$478,124	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	141

Russell Investment Company

Russell Funds

Statements of Operations — For the Period Ended April 30, 2008 (Unaudited)

Amounts in thousands	Diversified Equity Fund	Special Growth Fund

Investment Income
Dividends	$38,227	$6,949
Dividends from affiliated money market funds	4,971	1,888
Interest	183	73
Securities lending income	1,466	2,234
Less foreign taxes withheld	—	—

Total investment income	44,847	11,144

Expenses
Advisory fees	15,720	6,327
Administrative fees	1,086	352
Custodian fees	520	297
Distribution fees - Class A	18	8
Distribution fees - Class C	547	218
Transfer agent fees	3,250	1,758
Professional fees	107	38
Registration fees	80	51
Shareholder servicing fees - Class C	182	73
Shareholder servicing fees - Class E	87	32
Trustees’ fees	44	14
Printing fees	109	50
Offering fees	4	4
Dividends from securities sold short	—	—
Interest expense from securities sold short	—	—
Miscellaneous	48	15

Expenses before reductions	21,802	9,237
Expense reductions	(3)	(4)

Net expenses	21,799	9,233

Net investment income (loss)	23,048	1,911

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (International Securities Fund - net of deferred tax liability for foreign capital gains taxes)	(98,324)	(100,075)
Futures contracts	(31,253)	(13,762)
Options written	—	—
Credit default swaps	—	—
Index swap contracts	—	—
Interest rate swap contracts	—	—
Securities sold short	—	—
Foreign currency-related transactions	(1)	—

Net realized gain (loss)	(129,578)	(113,837)

Net change in unrealized appreciation (depreciation) on:
Investments (International Securities Fund - net of deferred tax liability for foreign capital gains taxes)	(408,419)	(126,991)
Futures contracts	8,571	1,846
Options written	—	—
Credit default swaps	—	—
Index swap contracts	—	—
Interest rate swap contracts	—	—
Securities sold short	—	—
Foreign currency-related transactions	—	—

Net change in unrealized appreciation (depreciation)	(399,848)	(125,145)

Net realized and unrealized gain (loss)	(529,426)	(238,982)

Net Increase (Decrease) in Net Assets from Operations	$(506,378)	$(237,071)

See accompanying notes which are an integral part of the financial statements.

142	Statements of Operations

Quantitative Equity Fund	International Securities Fund	Global Equity Fund	Multistrategy Bond Fund

$40,631	$54,409	$11,825	$4,696
3,420	6,160	193	16,135
148	224	500	155,923
622	2,778	110	1,163
—	(4,090)	(513)	—

44,821	59,481	12,115	177,917

15,435	17,926	5,205	18,741
1,066	1,003	274	1,594
507	1,683	433	1,014
16	19	3	21
518	585	40	444
3,192	2,997	986	3,188
67	97	66	87
79	81	88	117
173	195	13	148
87	106	18	145
43	40	11	66
86	112	24	151
4	4	31	4
3,366	—	—	—
1,522	—	—	—
47	39	10	64

26,208	24,887	7,202	25,784
(5)	(34)	(1)	(1,164)

26,203	24,853	7,201	24,620

18,618	34,628	4,914	153,297

(173,321)	27,412	(57,958)	47,311
(19,868)	(60,084)	(11,467)	58,781
—	4,422	—	(8,570)
—	—	—	(3,417)
—	(873)	—	1,445
—	—	—	55,450
35,589	—	—	—
—	32,168	2,743	5,783

(157,600)	3,045	(66,682)	156,783

(419,731)	(518,348)	(57,089)	(184,882)
5,750	12,056	3,807	(8,449)
—	(983)	—	1,172
—	—	—	3,496
—	(115)	—	204
—	—	—	(12,686)
14,673	—	—	—
—	(11,180)	(1,851)	(2,026)

(399,308)	(518,570)	(55,133)	(203,171)

(556,908)	(515,525)	(121,815)	(46,388)

$(538,290)	$(480,897)	$(116,901)	$106,909

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	143

Russell Investment Company

Russell Funds

Statements of Changes in Net Assets

	Diversified Equity Fund		Special Growth Fund
	Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$23,048	$33,034	$1,911	$2,124
Net realized gain (loss)	(129,578)	378,562	(113,837)	149,792
Net change in unrealized appreciation (depreciation)	(399,848)	373,249	(125,145)	53,665

Net increase (decrease) in net assets from operations	(506,378)	784,845	(237,071)	205,581

Distributions
From net investment income
Class A	(62)	(16)	(7)	—
Class C	(156)	(120)	—	—
Class E	(290)	(419)	—	—
Class S	(21,987)	(32,507)	(2,134)	—
From net realized gain
Class A	(1,008)		(617)
Class C	(13,107)	(7,141)	(7,165)	(9,911)
Class E	(5,883)	(3,123)	(2,769)	(3,495)
Class S	(347,744)	(163,053)	(136,616)	(144,994)

Net decrease in net assets from distributions	(390,237)	(206,379)	(149,308)	(158,400)

Share Transactions
Net increase (decrease) in net assets from share transactions	537,753	425,814	227,883	351,201

Total Net Increase (Decrease) in Net Assets	(358,862)	1,004,280	(158,496)	398,382

Net Assets
Beginning of period	4,785,184	3,780,904	1,586,788	1,188,406

End of period	$4,426,322	$4,785,184	$1,428,292	$1,586,788

Undistributed (overdistributed) net investment income included in net assets	$1,637	$1,084	$1,871	$2,101

*	For the period February 28, 2007 (commencement of operations) to October 31, 2007.

See accompanying notes which are an integral part of the financial statements.

144	Statements of Changes in Net Assets

Quantitative Equity Fund		International Securities Fund		Global Equity Fund		Multistrategy Bond Fund
Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007*	Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

$18,618	$34,354	$34,628	$61,747	$4,914	$7,131	$153,297	$237,810
(157,600)	315,651	3,045	584,288	(66,682)	17,501	156,783	(29,079)
(399,308)	82,499	(518,570)	341,038	(55,133)	111,604	(203,171)	16,509

(538,290)	432,504	(480,897)	987,073	(116,901)	136,236	106,909	225,240

(47)	(16)	(370)	—	(30)	—	(428)	(146)
(90)	(165)	(3,009)	1,534	(64)	—	(2,816)	(3,694)
(243)	(477)	(2,212)	2,240	(148)	—	(3,289)	(3,921)
(18,964)	(35,129)	(106,184)	(74,906)	(13,125)	—	(182,512)	(206,940)

(820)		(1,868)		(51)
(11,169)	(8,239)	(23,322)	6,515	(196)	—	—	—
(5,318)	(3,730)	(11,831)	14,325	(267)	—	—	—
(308,963)	(190,999)	(516,586)	(286,980)	(19,733)	—	—	—

(345,614)	(238,755)	(665,382)	(386,500)	(33,614)	—	(189,045)	(214,701)

491,466	598,724	751,994	369,894	159,950	1,020,836	99,360	3,824,075

(392,438)	792,473	(394,285)	970,467	9,435	1,157,072	17,224	3,834,614

4,697,391	3,904,918	4,481,933	3,511,466	1,157,072	—	6,446,379	2,611,765

$4,304,953	$4,697,391	$4,087,648	$4,481,933	$1,166,507	$1,157,072	$6,463,603	$6,446,379

$(580)	$146	$(12,171)	$64,976	$62	$8,515	$(2,391)	$33,357

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	145

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Diversified Equity Fund
Class A
April 30, 2008*	55.84	.16	(5.88)	(5.72)	(.22)	(4.22)
October 31, 2007(2)	48.45	.14	7.45	7.59	(.20)	—
Class C
April 30, 2008*	53.67	.02	(5.68)	(5.66)	(.05)	(4.22)
October 31, 2007	47.30	(.09)	8.70	8.61	(.04)	(2.20)
October 31, 2006	43.08	(.11)	5.60	5.49	(.03)	(1.24)
October 31, 2005	38.64	(.10)	4.58	4.48	(.04)	—
October 31, 2004	36.27	(.17)	2.54	2.37	—	—
October 31, 2003	30.52	(.13)	5.88	5.75	— (d)	—
Class E
April 30, 2008*	55.85	.20	(5.91)	(5.71)	(.20)	(4.22)
October 31, 2007	49.01	.29	9.04	9.33	(.29)	(2.20)
October 31, 2006	44.46	.23	5.79	6.02	(.23)	(1.24)
October 31, 2005	39.75	.23	4.70	4.93	(.22)	—
October 31, 2004	37.12	.12	2.61	2.73	(.10)	—
October 31, 2003	31.10	.12	6.00	6.12	(.10)	—
Class S
April 30, 2008*	55.87	.26	(5.92)	(5.66)	(.26)	(4.22)
October 31, 2007	49.02	.42	9.05	9.47	(.42)	(2.20)
October 31, 2006	44.45	.35	5.79	6.14	(.33)	(1.24)
October 31, 2005	39.74	.33	4.71	5.04	(.33)	—
October 31, 2004	37.13	.22	2.60	2.82	(.21)	—
October 31, 2003	31.09	.20	6.01	6.21	(.17)	—
Special Growth Fund
Class A
April 30, 2008*	54.04	.02	(7.74)	(7.72)	(.03)	(5.12)
October 31, 2007(2)	49.13	(.02)	4.93	4.91	—	—
Class C
April 30, 2008*	49.25	(.13)	(7.02)	(7.15)	—	(5.12)
October 31, 2007	50.08	(.37)	6.89	6.52	—	(7.35)
October 31, 2006	47.85	(.47)	7.76	7.29	—	(5.06)
October 31, 2005	49.16	(.59)	5.78	5.19	—	(6.50)
October 31, 2004	46.99	(.56)	4.05	3.49	—	(1.32)
October 31, 2003	33.52	(.46)	13.93	13.47	—	—
Class E
April 30, 2008*	54.05	.02	(7.76)	(7.74)	—	(5.12)
October 31, 2007	53.90	(.02)	7.52	7.50	—	(7.35)
October 31, 2006	50.79	(.11)	8.28	8.17	—	(5.06)
October 31, 2005	51.47	(.26)	6.08	5.82	—	(6.50)
October 31, 2004	48.77	(.20)	4.22	4.02	—	(1.32)
October 31, 2003	34.53	(.18)	14.42	14.24	—	—
Class S
April 30, 2008*	56.70	.07	(8.15)	(8.08)	(.08)	(5.12)
October 31, 2007	56.07	.11	7.87	7.98	—	(7.35)
October 31, 2006	52.52	.02	8.59	8.61	— (d)	(5.06)
October 31, 2005	52.89	(.12)	6.25	6.13	—	(6.50)
October 31, 2004	49.95	(.07)	4.33	4.26	—	(1.32)
October 31, 2003	35.28	(.08)	14.75	14.67	—	—

See accompanying notes which are an integral part of the financial statements.

146	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(4.44)	45.68	(10.69)	23,617	1.22	1.22	.72	53
(.20)	55.84	15.70	7,438	1.22	1.22	.42	111

(4.27)	43.74	(11.01)	139,998	1.97	1.97	.11	53
(2.24)	53.67	18.92	168,870	1.97	1.97	(.18)	111
(1.27)	47.30	12.98	151,890	1.97	1.97	(.25)	97
(.04)	43.08	11.60	126,123	1.98	1.98	(.24)	111
—	38.64	6.53	94,663	2.00	2.00	(.45)	125
—	36.27	18.88	64,316	2.05	2.05	(.39)	110

(4.42)	45.72	(10.68)	71,677	1.22	1.22	.85	53
(2.49)	55.85	19.81	79,125	1.22	1.22	.57	111
(1.47)	49.01	13.80	69,011	1.22	1.22	.50	97
(.22)	44.46	12.46	53,227	1.23	1.23	.53	111
(.10)	39.75	7.33	45,413	1.24	1.25	.30	125
(.10)	37.12	19.77	34,229	1.30	1.30	.36	110

(4.48)	45.73	(10.57)	4,191,030.97		.97	1.10	53
(2.62)	55.87	20.14	4,529,750.97		.97	.82	111
(1.57)	49.02	14.12	3,560,003.97		.97	.75	97
(.33)	44.45	12.71	2,557,669.98		.98	.77	111
(.21)	39.74	7.61	1,943,583.99		1.00	.55	125
(.17)	37.13	20.09	1,445,118	1.04	1.04	.61	110

(5.15)	41.17	(15.02)	10,083	1.52	1.52	.08	89
—	54.04	10.01	3,271	1.48	1.48	(.06)	144

(5.12)	36.98	(15.37)	53,911	2.27	2.27	(.68)	89
(7.35)	49.25	14.63	70,322	2.23	2.23	(.79)	144
(5.06)	50.08	16.26	67,164	2.23	2.23	(.98)	155
(6.50)	47.85	10.82	56,084	2.28	2.29	(1.24)	154
(1.32)	49.16	7.54	46,919	2.29	2.29	(1.15)	125
—	46.99	40.19	36,364	2.36	2.36	(1.21)	127

(5.12)	41.19	(15.06)	25,551	1.52	1.52	.07	89
(7.35)	54.05	15.49	29,838	1.48	1.48	(.04)	144
(5.06)	53.90	17.12	25,435	1.48	1.48	(.22)	155
(6.50)	50.79	11.65	21,436	1.54	1.54	(.50)	154
(1.32)	51.47	8.37	32,028	1.54	1.54	(.39)	125
—	48.77	41.24	16,581	1.62	1.62	(.46)	127

(5.20)	43.42	(14.96)	1,338,747	1.27	1.27	.32	89
(7.35)	56.70	15.78	1,483,357	1.23	1.23	.21	144
(5.06)	56.07	17.42	1,095,807	1.23	1.23	.03	155
(6.50)	52.52	11.95	860,480	1.27	1.29	(.23)	154
(1.32)	52.89	8.64	707,851	1.29	1.29	(.14)	125
—	49.95	41.61	631,246	1.35	1.35	(.19)	127

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	147

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Quantitative Equity Fund
Class A
April 30, 2008*	43.67	.13	(4.95)	(4.82)	(.15)	(2.99)
October 31, 2007(2)	40.69	.11	3.05	3.16	—	(.18)
Class C
April 30, 2008*	42.33	.03	(4.84)	(4.81)	(.02)	(2.99)
October 31, 2007	40.71	(.06)	3.85	3.79	(.05)	(2.12)
October 31, 2006	37.22	(.02)	5.20	5.18	(.03)	(1.66)
October 31, 2005	34.24	(.02)	3.07	3.05	(.07)	—
October 31, 2004	31.92	(.12)	2.44	2.32	—	—
October 31, 2003	26.53	(.09)	5.49	5.40	(.01)	—
Class E
April 30, 2008*	43.69	.16	(4.99)	(4.83)	(.13)	(2.99)
October 31, 2007	41.86	.25	3.97	4.22	(.27)	(2.12)
October 31, 2006	38.18	.27	5.34	5.61	(.27)	(1.66)
October 31, 2005	35.04	.26	3.14	3.40	(.26)	—
October 31, 2004	32.55	.14	2.49	2.63	(.14)	—
October 31, 2003	26.94	.12	5.60	5.72	(.11)	—
Class S
April 30, 2008*	43.83	.21	(5.01)	(4.80)	(.18)	(2.99)
October 31, 2007	41.99	.36	3.98	4.34	(.38)	(2.12)
October 31, 2006	38.28	.38	5.36	5.74	(.37)	(1.66)
October 31, 2005	35.13	.35	3.15	3.50	(.35)	—
October 31, 2004	32.64	.22	2.49	2.71	(.22)	—
October 31, 2003	27.01	.20	5.61	5.81	(.18)	—
International Securities Fund
Class A
April 30, 2008*	89.96	.66	(9.91)	(9.25)	(2.22)	(11.21)
October 31, 2007(2)	75.34	.80	13.82	14.62	—	—
Class C
April 30, 2008*	86.15	.25	(9.37)	(9.12)	(1.44)	(11.21)
October 31, 2007	75.34	.49	18.19	18.68	(1.06)	(6.81)
October 31, 2006	62.35	.61	14.89	15.50	(.26)	(2.25)
October 31, 2005	54.38	.25	8.24	8.49	(.52)	—
October 31, 2004	48.46	— (d)	6.65	6.65	(.73)	—
October 31, 2003	38.51	(.05)	10.21	10.16	(.21)	—
Class E
April 30, 2008*	89.99	.53	(9.79)	(9.26)	(2.08)	(11.21)
October 31, 2007	78.34	1.10	18.96	20.06	(1.60)	(6.81)
October 31, 2006	64.66	1.17	15.45	16.62	(.69)	(2.25)
October 31, 2005	56.28	.69	8.55	9.24	(.86)	—
October 31, 2004	49.98	.39	6.87	7.26	(.96)	—
October 31, 2003	39.61	.28	10.50	10.78	(.41)	—
Class S
April 30, 2008*	91.16	.63	(9.92)	(9.29)	(2.29)	(11.21)
October 31, 2007	79.23	1.31	19.20	20.51	(1.77)	(6.81)
October 31, 2006	65.35	1.35	15.61	16.96	(.83)	(2.25)
October 31, 2005	56.84	.88	8.62	9.50	(.99)	—
October 31, 2004	50.44	.53	6.92	7.45	(1.05)	—
October 31, 2003	39.98	.38	10.59	10.97	(.51)	—

See accompanying notes which are an integral part of the financial statements.

148	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)		% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(3.14)	35.71	(11.50)	20,190	1.44	(n)	1.44	.71	52
(.18)	43.67	7.75	6,808	1.35	(j)	1.35	.29	101

(3.01)	34.51	(11.83)	130,823	2.19	(o)	2.19	.15	52
(2.17)	42.33	9.67	159,955	2.10	(k)	2.10	(.15)	101
(1.69)	40.71	14.34	155,978	1.98	(g)	1.98	(.05)	105
(.07)	37.22	8.92	128,236	1.98		1.98	(.07)	108
—	34.24	7.27	98,012	1.99		1.99	(.35)	91
(.01)	31.92	20.35	65,096	2.02		2.02	(.32)	109

(3.12)	35.74	(11.53)	69,937	1.44	(p)	1.44	.89	52
(2.39)	43.69	10.53	78,688	1.35	(l)	1.35	.60	101
(1.93)	41.86	15.18	73,033	1.23	(h)	1.23	.70	105
(.26)	38.18	9.72	53,725	1.23		1.23	.70	108
(.14)	35.04	8.08	48,646	1.24		1.24	.40	91
(.11)	32.55	21.28	37,594	1.28		1.28	.43	109

(3.17)	35.86	(11.40)	4,084,003	1.19	(q)	1.19	1.14	52
(2.50)	43.83	10.79	4,451,940	1.10	(m)	1.10	.84	101
(2.03)	41.99	15.49	3,675,907.98		(i)	.98	.95	105
(.35)	38.28	9.99	2,650,719.98			.98	.94	108
(.22)	35.13	8.32	2,057,082.99			.99	.65	91
(.18)	32.64	21.58	1,555,289	1.02		1.02	.69	109

(13.43)	67.28	(10.89)	24,734	1.44		1.45	1.96	45
—	89.96	19.42	8,354	1.45		1.45	1.57	108

(12.65)	64.38	(11.23)	150,389	2.20		2.20	.73	45
(7.87)	86.15	27.02	182,281	2.20		2.20	.64	108
(2.51)	75.34	25.54	156,760	2.21		2.21	.87	77
(.52)	62.35	15.72	118,556	2.24		2.25	.42	79
(.73)	54.38	13.83	80,622	2.29		2.29	—	76
(.21)	48.46	26.52	47,087	2.42		2.42	(.12)	69

(13.29)	67.44	(10.91)	86,148	1.45		1.45	1.53	45
(8.41)	89.99	27.98	95,103	1.45		1.45	1.37	108
(2.94)	78.34	26.50	73,044	1.45		1.46	1.61	77
(.86)	64.66	16.56	49,490	1.49		1.50	1.12	79
(.96)	56.28	14.68	38,630	1.54		1.54	.72	76
(.41)	49.98	27.57	26,768	1.67		1.67	.67	69

(13.50)	68.37	(10.79)	3,826,377	1.19		1.20	1.78	45
(8.58)	91.16	28.30	4,196,195	1.20		1.20	1.62	108
(3.08)	79.23	26.80	3,281,662	1.20		1.21	1.85	77
(.99)	65.35	16.88	2,299,511	1.23		1.25	1.41	79
(1.05)	56.84	14.98	1,673,516	1.29		1.29	.98	76
(.51)	50.44	27.81	1,247,393	1.42		1.42	.90	69

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	149

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Global Equity Fund
Class A
April 30, 2008*	11.37	.03		(1.18)	(1.15)	(.12)	(.19)
October 31, 2007(1)	10.00	.05		1.32	1.37	—	—
Class C
April 30, 2008*	11.31	—	(d)	(1.18)	(1.18)	(.07)	(.19)
October 31, 2007(1)	10.00	—	(d)	1.31	1.31	—	—
Class E
April 30, 2008*	11.37	.03		(1.19)	(1.16)	(.11)	(.19)
October 31, 2007(1)	10.00	.06		1.31	1.37	—	—
Class S
April 30, 2008*	11.39	.05		(1.19)	(1.14)	(.13)	(.19)
October 31, 2007(1)	10.00	.08		1.31	1.39	—	—
Multistrategy Bond Fund
Class A
April 30, 2008*	10.37	.24		(.09)	.15	(.29)	—
October 31, 2007(2)	10.38	.30		(.03)	(.29)	.28	—
Class C
April 30, 2008*	10.35	.20		(.08)	.12	(.25)	—
October 31, 2007	10.34	.39		(.02)	(.35)	(.36)	—
October 31, 2006	10.31	.35		.03	.38	(.33)	(.02)
October 31, 2005	10.63	.24		(.20)	.04	(.23)	(.13)
October 31, 2004	10.54	.17		.31	.48	(.24)	(.15)
October 31, 2003	10.03	.23		.50	.73	(.22)	—
Class E
April 30, 2008*	10.37	.24		(.10)	.14	(.29)	—
October 31, 2007	10.35	.49		(.03)	(.42)	(.44)	—
October 31, 2006	10.32	.43		.03	.46	(.41)	(.02)
October 31, 2005	10.64	.32		(.20)	.12	(.31)	(.13)
October 31, 2004	10.55	.24		.32	.56	(.32)	(.15)
October 31, 2003	10.03	.31		.50	.81	(.29)	—
Class S
April 30, 2008*	10.38	.25		(.09)	.16	(.31)	—
October 31, 2007	10.36	.52		(.04)	(.44)	(.46)	—
October 31, 2006	10.33	.45		.03	.48	(.43)	(.02)
October 31, 2005	10.65	.35		(.21)	.14	(.33)	(.13)
October 31, 2004	10.56	.27		.31	.58	(.34)	(.15)
October 31, 2003	10.04	.34		.50	.84	(.32)	—

See accompanying notes which are an integral part of the financial statements.

150	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.31)	9.91	(10.26)	3,390	1.55	1.55	.67	85
—	11.37	13.70	2,445	1.58	1.58	.77	62

(.26)	9.87	(10.56)	11,701	2.30	2.30	(.09)	85
—	11.31	13.10	10,802	2.33	2.33	(.04)	62

(.30)	9.91	(10.31)	14,971	1.55	1.55	.66	85
—	11.37	13.70	15,683	1.58	1.58	.90	62

(.32)	9.93	(10.11)	1,136,445	1.30	1.30	.91	85
—	11.39	13.90	1,128,142	1.33	1.33	1.12	62

(.29)	10.23	1.39	22,888	1.00	1.04	4.63	63
.28	10.37	2.69	9,439	1.02	1.06	4.79	756

(.25)	10.22	.92	118,651	1.75	1.79	3.85	63
(.36)	10.35	3.68	115,507	1.77	1.81	3.78	756
(.35)	10.34	3.80	83,363	1.84	1.86	3.39	262
(.36)	10.31	.35	69,427	1.87	1.87	2.31	197
(.39)	10.63	4.66	53,573	1.89	1.89	1.58	221
(.22)	10.54	7.37	36,397	1.94	1.95	2.22	282

(.29)	10.22	1.37	113,811	1.00	1.04	4.61	63
(.44)	10.37	4.54	117,069	1.02	1.06	4.63	756
(.43)	10.35	4.57	51,698	1.09	1.11	4.16	262
(.44)	10.32	1.10	38,311	1.12	1.12	3.06	197
(.47)	10.64	5.43	31,621	1.14	1.14	2.32	221
(.29)	10.55	8.23	20,975	1.18	1.19	3.01	282

(.31)	10.23	1.52	6,208,254.75		.78	4.84	63
(.46)	10.38	4.79	6,204,364.77		.81	4.87	756
(.45)	10.36	4.82	2,476,704.84		.86	4.41	262
(.46)	10.33	1.35	1,771,524.87		.87	3.32	197
(.49)	10.65	5.68	1,284,520.89		.89	2.58	221
(.32)	10.56	8.49	886,596.94		.94	3.22	282

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	151

Russell Investment Company

Russell Funds

Notes to Financial Highlights — April 30, 2008

*	For the period ended April 30, 2008 (Unaudited).
(1)	For the period February 28, 2007 (commencement of operations) to October 31, 2007.
(2)	For the period March 1, 2007 (commencement of operations) to October 31, 2007.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Less than $.01 per share.
(e)	May reflect amounts waived and/or reimbursed by RIMCo and/or RFSC, and for certain funds, custody credit arrangements.
(f)	Total return for A shares does not reflect a front-end sales charge.
(g)	The annualized net expense ratio is 1.97% not including the dividend and interest expense from short sales.
(h)	The annualized net expense ratio is 1.22% not including the dividend and interest expense from short sales.
(i)	The annualized net expense ratio is 0.96% not including the dividend and interest expense from short sales.
(j)	The annualized net expense ratio is 1.25% not including the dividend and interest expense from short sales.
(k)	The annualized net expense ratio is 1.97% not including the dividend and interest expense from short sales.
(l)	The annualized net expense ratio is 1.22% not including the dividend and interest expense from short sales.
(m)	The annualized net expense ratio is 0.97% not including the dividend and interest expense from short sales.
(n)	The annualized net expense ratio is 1.22% not including the dividend and interest expense from short sales.
(o)	The annualized net expense ratio is 1.96% not including the dividend and interest expense from short sales.
(p)	The annualized net expense ratio is 1.21% not including the dividend and interest expense from short sales.
(q)	The annualized net expense ratio is 0.96% not including the dividend and interest expense from short sales.

See accompanying notes which are an integral part of the financial statements.

152	Notes to Financial Highlights

Russell Investment Company

Russell Funds

Notes to Financial Statements — April 30, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 44 different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). These financial statements report on six of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the adviser, administrator and transfer agent of the Funds, providing advisory, administrative and transfer agency services to the Funds. Effective January 1, 2008, RIMCo is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. There was no change in the services provided to the Funds or in aggregate fees paid by the Funds for advisory, administrative and transfer agency services.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements are equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by a

Notes to Financial Statements	153

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision is required for the Funds.

The Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on November 1, 2007. Management has reviewed the Funds tax positions for all open tax years, and concluded that adoption had no effect on the Funds financial position or results of operations. At April 30, 2008, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file a U. S. tax return. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal year ending October 31, 2005 through October 31, 2007, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

154	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Dividends and Distribution to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Monthly	Early in the following month	Multistrategy Bond
Quarterly	April, July, October and December	Diversified Equity and Quantitative Equity
Annually	Mid-December	Special Growth, International Securities and Global Equity

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

Expenses

The Funds will pay their own expenses other than those expressly assumed by RIMCo and RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation

Each of the Funds presented herein offer the following classes of shares: Class A, Class C, Class E, and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The International Securities and Global Equity Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds have recorded a deferred tax liability in respect of the unrealized appreciation

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on foreign securities for potential capital gains and repatriation taxes at April 30, 2008. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Asset and Liabilities for the Funds. The amounts related to capital gains taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Funds.

Funds	Deferred Tax Liability	Capital Gains Taxes

International Securities	$76,711	$57,661
Global Equity	—	10,685

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contract

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). The International Securities and Global Equity Funds may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Global Equity and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2008 are presented on the Schedules of Investments for the applicable Funds.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Multistrategy Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified

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in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended April 30, 2008, the Multistrategy Bond Fund had $3,000,000 in unfunded loan commitments.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of April 30, 2008, the International Securities Fund and the Multistrategy Bond Fund had cash collateral balances of $15,713,579 and $8,535,000 respectively in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Funds or to effect investment transactions consistent with the Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a

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particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

The Multistrategy Bond, Global Equity and International Securities Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When the Funds engage in a swap, they exchange their obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are counterparty agreements and can be customized to meet each party’s needs and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back to the original party. Credit default swaps are counterparty agreements which allow the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund’s obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Short Sales

The Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short.) As of April 30, 2008, $1,549,058,378 was held as collateral.

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations for the International Securities Fund and Global Equity Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Mortgage-Related and Other Asset-Backed Securities

The Multistrategy Bond Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMOresiduals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities (“MBS”), including those that are issued by private issuers, a Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

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Asset-backed securities may include pools of mortgages (“mortgage-backed securities”), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than mortgage-backed securities) present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Inflation-Indexed Bonds

The Multistrategy Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

During the period ended April 30, 2008, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

Funds	Purchases	Sales

Diversified Equity	$2,282,835,226	$2,233,285,179
Special Growth	1,237,166,635	1,187,643,306
Quantitative Equity	2,986,172,135	2,851,955,983
International Securities	1,846,498,915	1,711,149,517
Global Equity	975,161,475	879,769,864
Multistrategy Bond	1,466,184,575	1,499,699,063

Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) for the Multistrategy Bond Fund totaled $2,975,598,529 and $2,661,090,353 respectively, for the period ended April 30, 2008.

160	Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Written Options Contracts

Transactions in written options contracts for the period ended April 30, 2008 for the following Funds were as follows:

	International Securities Fund		Multistrategy Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2007	—	$—	17,035	$5,536,309
Opened	2,351	10,948,505	6,289	9,659,901
Closed	(1,971)	(9,045,365)	(10,311)	(4,577,036)
Expired	—	—	(11,306)	(2,013,557)

Outstanding April 30, 2008	380	$1,903,140	1,707	$8,605,617

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of April 30, 2008, the non-cash collateral pledged for the securities on loan in the following funds was:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Diversified Equity	$26,518,679	Pool of US Government Securities
Special Growth	3,148,646	Pool of US Government Securities
Quantitative Equity	10,301,744	Pool of US Government Securities
International Securities	5,230,742	Pool of US Government Securities
Global Equity	463,031	Pool of US Government Securities

Custodian

The Funds have entered into arrangements with their custodian whereby custody credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses. During the period ended April 30, 2008, the Funds’ custodian fees were reduced by the following amounts under these arrangements which are included in expense reductions on the Statement of Operations:

Funds	Amount Paid

Diversified Equity	$3,392
Special Growth	4,193
Quantitative Equity	5,340
International Securities	34,445
Global Equity	1,464
Multistrategy Bond	207,411

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Brokerage Commissions

The Funds effect certain transactions through BNY ConvergeFX Group — LJR Recapture Services (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for RIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to RIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

LJR may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo’s research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

Effective January 1, 2008, transactions effected through LJR are used solely to generate commission rebates to the Funds and no longer to obtain research services.

Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

Through December 31, 2007, RIMCo was the adviser and administrator of all of the Funds which comprise the Investment Company. Effective January 1, 2008, RIMCo advises the Funds and RFSC is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation to RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company’s securities lending program, in the RIC Money Market Fund. As of April 30, 2008, $1,677,888,371 of the Money Market Fund’s net assets represents investments by the Funds.

The advisory and administrative fees are based upon the average daily net assets of each Fund at the rates specified in the tables below, are payable monthly and total $79,353,540 and $5,374,829 respectively, for the period ended April 30, 2008.

	Annual Rate
Funds	Adviser	Administrative
Special Growth	.90%	.05%
Global Equity	.95	.05

For the Diversified Equity Fund, the Quantitative Equity Fund, the International Securities Fund, and the Multistrategy Bond Fund, the advisory fee is based on the asset levels of the Funds. The advisory and administrative fee rates for these Funds are as follows:

	Diversified Equity Fund		Quantitative Equity Fund		International Securities Fund		Multistrategy Bond Fund
	Annual Rate		Annual Rate		Annual Rate		Annual Rate
Average Daily Net Assets	Advisory	Administrative	Advisory	Administrative	Advisory	Administrative	Advisory	Administrative
First $2 Billion	.73%	.05%	.73%	.05%	.90%	.05%	.60%	.05%
Next $3 Billion	.72	.05	.72	.05	.89	.05	.59	.05
Over $5 Billion	.70	.05	.70	.05	.87	.05	.57	.05

162	Notes to Financial Statements

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Russell Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

For the Multistrategy Bond Fund, there was a non-contractual advisory fee waiver of 0.03% applicable to the period ended April 30, 2008, totaling $956,574.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

Through December 31, 2007 RIMCo was the Transfer and Dividend Disbursing Agent. Effective January 1, 2008 RFSC serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo and RFSC are paid a fee for transfer agency and dividend disbursing services provided to the Fund. RIMCo and RFSC retain a portion of this fee for their services provided to the Fund and pay the balance to unaffiliated agents who assist in providing these services. Total transfer agency fees paid by the Funds presented herein for the period ended April 30, 2008 were $15,370,550.

Distributor and Shareholder Servicing

On June 2, 2008 Russell Fund Distributors, Inc., a whole owned subsidiary of RIMCo, changed its name to Russell Financial Services, Inc. (the “Distributor”) and serves as distributor for RIC, pursuant to the Distribution Agreement with the Investment Company.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class A and Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A shares or 0.75% of the average daily net assets of a Fund’s Class C shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A and Class C shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

For the period ended April 30, 2008, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares

Diversified Equity Fund	$803
Special Growth Fund	65
Quantitative Equity Fund	829
International Securities Fund	512
Multistrategy Bond Fund	16

For the period ended April 30, 2008, the sales commissions paid to the selling agents for the sale of Class A shares are as follows:

Funds	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor

Diversified Equity Fund	$63,582	$11,986
Special Growth Fund	37,386	6,780
Quantitative Equity Fund	55,775	10,853
International Securities Fund	59,294	11,315
Global Equity Fund	19,370	3,637
Multistrategy Bond Fund	63,080	12,775

Notes to Financial Statements	163

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Affiliate Payables

Accrued fees payable to affiliates as April 30, 2008 were as follows:

	Diversified Equity Fund	Special Growth Fund	Quantitative Equity Fund	International Securities Fund	Global Equity Fund	Multistrategy Bond Fund

Advisory Fees	$2,605,945	$1,031,295	$2,534,721	$2,963,135	$884,360	$2,964,734
Administration Fees	178,489	57,294	173,611	164,619	46,545	260,064
Distribution Fees	90,492	35,156	84,486	97,168	7,721	77,379
Shareholder Servicing Fees	43,199	16,232	41,190	48,368	5,367	47,469
Transfer Agent Fees	1,055,949	569,822	1,029,915	976,582	329,585	1,043,029
Trustee Fees	7,847	2,525	7,887	6,366	2,108	13,316

	$3,981,921	$1,712,324	$3,871,810	$4,256,238	$1,275,686	$4,405,991

Affiliated Brokerage Commissions

The Funds will effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers and for each Fund’s cash reserves.

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company, which has 44 Funds, and Russell Investment Funds (“RIF”), which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 ($52,000 prior to January 1, 2008) per year, $6,500 for each regular quarterly meeting attended in person, $2,500 ($2,000 prior to January 1, 2008) for each special meeting attended in person, and $2,500 ($2,000 prior to January 1, 2008) for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 ($500 prior to January 1, 2008) fee for attending quarterly and special meetings and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $52,000.

5.	Federal Income Taxes

Multistrategy Bond Fund had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards for October 31, 2014 and October 31, 2015 are $14,540,672 and $15,723,968, respectively, totaling $30,264,640 for the period ending April 30, 2008.

164	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

At April 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Diversified Equity Fund	Special Growth Fund	Quantitative Equity Fund	International Securities Fund

Cost of Investments	$4,466,685,782	$1,937,570,000	$4,764,664,776	$4,536,342,989

Unrealized Appreciation	$581,624,696	$115,983,929	$395,962,236	$566,179,983
Unrealized Depreciation	(175,074,659)	(62,655,145)	(224,042,440)	(134,340,276)

Net Unrealized Appreciation (Depreciation)	$406,550,037	$53,328,784	$171,919,796	$431,839,707

	Global Equity Fund	Multistrategy Bond Fund

Cost of Investments	$1,298,133,051	$8,186,892,349

Unrealized Appreciation	$61,489,976	$169,719,831
Unrealized Depreciation	(27,979,768)	(359,954,565)

Net Unrealized Appreciation (Depreciation)	$33,510,208	$(190,234,734)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended April 30, 2008 and October 31, 2007 were as follows:

	Shares		Dollars
Diversified Equity Fund	2008	2007	2008	2007

Class A(2)
Proceeds from shares sold	403	158	$19,014	$8,096
Proceeds from reinvestment of distributions	21	—	1,009	15
Payments for shares redeemed	(40)	(25)	(1,794)	(1,310)

Net increase (decrease)	384	133	18,229	6,801

Class C
Proceeds from shares sold	174	569	7,792	27,724
Proceeds from reinvestment of distributions	272	150	12,685	6,962
Payments for shares redeemed	(392)	(783)	(17,390)	(38,789)

Net increase (decrease)	54	(64)	3,087	(4,103)

Class E
Proceeds from shares sold	218	339	9,888	17,252
Proceeds from reinvestment of distributions	127	73	6,154	3,539
Payments for shares redeemed	(194)	(403)	(9,083)	(20,552)

Net increase (decrease)	151	9	6,959	239

Class S
Proceeds from shares sold	10,530	20,006	490,364	1,008,986
Proceeds from reinvestment of distributions	7,449	3,923	361,342	190,965
Payments for shares redeemed	(7,403)	(15,471)	(342,229)	(777,074)
Net increase (decrease)	10,576	8,458	509,478	422,877

Total increase (decrease)	11,165	8,536	$537,753	$425,814

Notes to Financial Statements	165

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Special Growth Fund	2008	2007	2008	2007

Class A(2)
Proceeds from shares sold	190	82	$8,367	$4,191
Proceeds from reinvestment of distributions	13	—	597	—
Payments for shares redeemed	(19)	(22)	(789)	(1,153)

Net increase (decrease)	184	60	8,175	3,038

Class C
Proceeds from shares sold	92	249	3,614	11,647
Proceeds from reinvestment of distributions	172	215	6,904	9,576
Payments for shares redeemed	(234)	(377)	(9,039)	(17,745)

Net increase (decrease)	30	87	1,479	3,478

Class E
Proceeds from shares sold	98	143	4,101	7,262
Proceeds from reinvestment of distributions	62	72	2,757	3,492
Payments for shares redeemed	(92)	(135)	(3,992)	(6,899)

Net increase (decrease)	68	80	2,866	3,855

Class S
Proceeds from shares sold	4,634	8,165	209,121	430,955
Proceeds from reinvestment of distributions	2,877	2,759	135,227	139,972
Payments for shares redeemed	(2,844)	(4,303)	(128,985)	(230,097)

Net increase (decrease)	4,665	6,621	215,363	340,830

Total increase (decrease)	4,949	6,848	$227,883	$351,201

	Shares		Dollars
Quantitative Equity Fund	2008	2007	2008	2007

Class A(2)
Proceeds from shares sold	436	185	$16,234	$7,805
Proceeds from reinvestment of distributions	21	—	818	15
Payments for shares redeemed	(48)	(29)	(1,724)	(1,258)

Net increase (decrease)	409	156	15,328	6,562

Class C
Proceeds from shares sold	178	665	6,364	27,139
Proceeds from reinvestment of distributions	290	204	10,748	8,042
Payments for shares redeemed	(456)	(922)	(16,117)	(37,845)

Net increase (decrease)	12	(53)	995	(2,664)

Class E
Proceeds from shares sold	274	420	9,843	17,654
Proceeds from reinvestment of distributions	145	103	5,548	4,188
Payments for shares redeemed	(263)	(467)	(9,640)	(19,530)

Net increase (decrease)	156	56	5,751	2,312

166	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Quantitative Equity Fund	2008	2007	2008	2007

Class S
Proceeds from shares sold	13,804	27,414	$508,974	$1,152,745
Proceeds from reinvestment of distributions	8,356	5,378	320,974	219,863
Payments for shares redeemed	(9,843)	(18,776)	(360,556)	(780,094)

Net increase (decrease)	12,317	14,016	469,392	592,514

Total increase (decrease)	12,894	14,175	$491,466	$598,724

	Shares		Dollars
International Securities Fund	2008	2007	2008	2007

Class A(2)
Proceeds from shares sold	273	108	$19,487	$8,732
Proceeds from reinvestment of distributions	30	—	2,138	—
Payments for shares redeemed	(29)	(15)	(1,887)	(1,253)

Net increase (decrease)	274	93	19,738	7,479

Class C
Proceeds from shares sold	150	393	9,835	30,016
Proceeds from reinvestment of distributions	374	222	25,149	15,825
Payments for shares redeemed	(303)	(580)	(20,046)	(45,142)

Net increase (decrease)	221	35	14,938	699

Class E
Proceeds from shares sold	172	372	11,847	29,593
Proceeds from reinvestment of distributions	199	109	14,003	8,037
Payments for shares redeemed	(151)	(356)	(10,499)	(28,038)

Net increase (decrease)	220	125	15,351	9,592

Class S
Proceeds from shares sold	6,701	11,105	461,680	885,474
Proceeds from reinvestment of distributions	8,531	4,727	607,665	353,027
Payments for shares redeemed	(5,299)	(11,217)	(367,378)	(886,377)

Net increase (decrease)	9,933	4,615	701,967	352,124

Total increase (decrease)	10,648	4,868	$751,994	$369,894

	Shares		Dollars
Global Equity Fund	2008	2007	2008	2007

Class A(1)
Proceeds from shares sold	159	314	$1,624	$3,256
Proceeds from reinvestment of distributions	7	—	77	—
Payments for shares redeemed	(39)	(99)	(392)	(1,049)

Net increase (decrease)	127	215	1,309	2,207

Notes to Financial Statements	167

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Global Equity Fund	2008	2007	2008	2007

Class C(1)
Proceeds from shares sold	303	1,116	$3,003	$11,534
Proceeds from reinvestment of distributions	24	—	253	—
Payments for shares redeemed	(96)	(161)	(946)	(1,694)

Net increase (decrease)	231	955	2,310	9,840

Class E(1)
Proceeds from shares sold	217	1,650	2,110	16,391
Proceeds from reinvestment of distributions	40	—	415	—
Payments for shares redeemed	(127)	(270)	(1,250)	(2,851)

Net increase (decrease)	130	1,380	1,275	13,540

Class S(1)
Proceeds from shares sold	17,619	106,414	174,652	1,072,533
Proceeds from reinvestment of distributions	3,135	—	32,505	—
Payments for shares redeemed	(5,317)	(7,392)	(52,101)	(77,284)

Net increase (decrease)	15,437	99,022	155,056	995,249

Total increase (decrease)	15,925	101,572	$159,950	$1,020,836

	Shares		Dollars
Multistrategy Bond Fund	2008	2007	2008	2007

Class A(2)
Proceeds from shares sold	1,449	1,003	$14,988	$10,311
Proceeds from reinvestment of distributions	37	14	385	142
Payments for shares redeemed	(160)	(107)	(1,652)	(1,101)

Net increase (decrease)	1,326	910	13,721	9,352

Class C
Proceeds from shares sold	1,586	6,123	16415	62913
Proceeds from reinvestment of distributions	257	340	2,654	3,495
Payments for shares redeemed	(1,388)	(3,367)	(14,347)	(34,616)

Net increase (decrease)	455	3,096	4,722	31,792

Class E
Proceeds from shares sold	1,554	8,058	16,070	83,361
Proceeds from reinvestment of distributions	317	380	3,276	3,902
Payments for shares redeemed	(2,032)	(2,140)	(20,891)	(21,994)

Net increase (decrease)	(161)	6,298	(1,545)	65,269

168	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Multistrategy Bond	2008	2007	2008	2007

Class S
Proceeds from shares sold	70,426	413,550	$725,842	$4,281,004
Proceeds from reinvestment of distributions	17,196	19,651	177,853	201,952
Payments for shares redeemed	(78,779)	(74,308)	(821,233)	(765,294)

Net increase (decrease)	8,843	358,893	82,462	3,717,662

Total increase (decrease)	10,463	369,197	$99,360	$3,824,075

(1)	For the period February 28, 2007 (commencement of operations) to October 31, 2007.
(2)	For the period March 1, 2007 (commencement of operations) to October 31, 2007.

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended April 30, 2008, the Funds did not participate in the interfund lending program.

8.	Record Ownership

As of April 30, 2008, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Diversified Equity	3	51.0
Special Growth	3	43.1
Quantitative Equity	3	50.9
International Securities	3	48.6
Global Equity	3	53.5
Multistrategy Bond	3	59.3

9.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

Notes to Financial Statements	169

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Multistrategy Bond Fund - 2.2%
AIG SunAmerica Global Financing VI	06/09/04	3,095,000	103.27	3,196	3,201
American Express Credit Account Master Trust	08/02/07	3,030,994	100.04	3,032	2,867
American Express Credit Account Master Trust	08/02/07	3,500,000	96.09	3,363	3,413
American Express Credit Account Master Trust	08/02/07	2,000,000	97.44	1,949	1,869
Americo Life, Inc.	06/20/06	250,000	101.67	254	257
Bear Stearns Structured Products, Inc.	09/12/07	4,536,766	99.33	4,506	4,491
BNP Paribas Capital Trust	06/01/06	2,600,000	112.17	2,916	2,662
Bombardier, Inc.	11/10/06	375,000	128.47	482	590
Catlin Insurance Co., Ltd.	11/01/07	575,000	100.00	575	480
CIT Mortgage Loan Trust	10/05/07	5,493,419	100.00	5,493	4,944
CIT Mortgage Loan Trust	10/05/07	1,700,000	100.00	1,700	1,105
CIT Mortgage Loan Trust	10/05/07	3,150,000	100.00	3,150	1,733
Citic Resources Finance, Ltd.	08/01/07	500,000	95.66	478	475
Deutsche ALT-A Securities NIM Trust	03/12/07	473,201	99.65	472	465
DG Funding Trust	11/04/06	361	10,584.58	3,821	3,612
Digicel Group, Ltd.	04/02/08	2,755,000	84.67	2,333	2,362
Dr Pepper Snapple Group, Inc.	04/25/08	3,900,000	100.63	3,925	4,046
Dr Pepper Snapple Group, Inc.	04/25/08	875,000	103.61	907	937
Entergy Gulf States, Inc.	11/30/05	570,000	100.00	570	571
Evraz Group SA	04/17/08	3,085,000	100.85	3,111	3,124
Evraz Group SA	04/17/08	800,000	100.00	800	810
Farmers Exchange Capital	01/26/04	2,510,000	103.82	2,606	2,303
FBG Finance, Ltd.	06/21/05	585,000	99.38	581	575
First USA Credit Card Master Trust	11/08/07	2,700,000	100.41	2,711	2,675
Gaz Capital SA	11/17/06	500,000	100.00	500	523
Gaz Capital SA	11/17/06	6,715,000	102.88	6,908	7,126
Gaz Capital SA	11/17/06	6,715,000	102.88	6,908	7,126
Genworth Life Institutional Funding Trust	04/29/08	1,930,000	99.94	1,929	1,929
Global Funding	08/03/05	730,000	99.84	729	730
Grupo Senda Autotransporte SA de CV	03/07/08	3,600,000	94.76	3,411	3,384
GS Mortgage Securities Corp.	03/19/07	99,343	99.71	99	98
Harborview NIM Corp.	03/13/07	108,093	99.88	108	107
Helix Energy Solutions Group, Inc.	12/18/07	500,000	100.00	500	521
John Hancock Global Funding II	04/21/04	440,000	106.74	470	482
Korea Southern Power Co., Ltd.	04/11/08	3,090,000	99.85	3,085	3,096
Lehman Brothers Floating Rate Commercial Mortgage Trust	02/14/07	1,737,754	100.03	1,738	1,621
LG Electronics, Inc.	03/03/06	390,000	99.39	388	386
Mantis Reef, Ltd.	10/28/03	585,000	99.96	585	582
MBNA Credit Card Master Note Trust	07/30/07	7,100,000	99.69	7,078	7,054
Metlife Capital Trust X	04/01/08	1,100,000	100.00	1,100	1,240
Midamerican Energy Holdings Co.	03/25/08	1,200,000	99.82	1,198	1,219
Nine Dragons Paper Holding, Ltd.	04/22/08	2,430,000	99.44	2,416	2,410
Nuveen Investments, Inc.	02/15/08	898,000	87.20	783	864
Panama Canal Railway Co.	10/29/07	1,000,000	100.00	1,000	915
SB Treasury Co. LLC	06/01/06	2,028,000	106.80	2,166	2,043
Securitized Asset Backed Receivables LLC Trust	02/14/08	9,201,501	97.45	8,967	9,052
Southwestern Energy Co.	01/11/08	870,000	100.00	870	922

170	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Structured Asset Securities Corp.	05/15/07	2,000,000	94.40	1,888	2,001
Symetra Financial Corp.	10/26/07	900,000	98.36	885	817
Systems 2001 AT LLC	09/25/03	336,866	102.45	345	337
Texas Competitive Electric Holdings Co. LLC	04/10/08	3,900,000	101.00	3,939	3,993
TNK-BP Finance SA	09/28/07	4,480,000	98.44	4,410	4,435
VIP Finance Ireland, Ltd. For OJSC Vimpel Communications	04/24/08	650,000	100.00	650	650
VIP Finance Ireland, Ltd. For OJSC Vimpel Communications	04/24/08	6,240,000	100.41	6,266	6,245
VTB Capital SA	04/30/08	2,100,000	100.00	2,100	2,047
Washington Mutual Preferred Funding LLC	12/06/06	5,000,000	60.52	3,026	3,200
White Mountains Re Group, Ltd.	01/25/08	11,855,000	94.30	11,179	8,881
World Financial Properties	11/08/02	147,631	104.11	154	151
ZFS Finance USA Trust I	04/03/08	4,450,000	85.68	3,813	3,966

					139,720

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

10.	Dividends

On May 1, 2008, the Board of Trustees of Russell Investment Company declared the following dividends payable from net investment income. Dividends were payable on May 6, 2008, to shareholders of record May 2, 2008.

Funds	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains

Multistrategy Bond - Class S	$0.0420	$—	$—
Multistrategy Bond - Class E	0.0399	—	—
Multistrategy Bond - Class C	0.0336	—	—
Multistrategy Bond - Class A	0.0399	—	—

On June 2, 2008, the Board of Trustees of Russell Investment Company declared the following dividends payable from net investment income. Dividends will be payable on June 5, 2008, to shareholders of record June 3, 2008.

Funds	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains

Multistrategy Bond - Class S	$0.0348	$—	$—
Multistrategy Bond - Class E	0.0328	—	—
Multistrategy Bond - Class C	0.2660	—	—
Multistrategy Bond - Class A	0.0328	—	—

Notes to Financial Statements	171

Russell Investment Company

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

11.	Subsequent Events

At a meeting held on May 20, 2008, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company, approved a separate Agreement and Plan of Reorganization (each a “Plan”) with respect to the reorganization of each Acquired Fund (as defined below) into its corresponding Acquiring Fund (as defined below) (each a “Reorganization”).

Acquired Fund	Acquiring Fund
Diversified Equity Fund into	Equity I Fund
Quantitative Equity Fund into	Equity Q Fund
Special Growth Fund into	Equity II Fund
International Securities Fund into	International Fund
Multistrategy Bond Fund into	Fixed Income III Fund

Each Plan provides for the reorganization of an Acquired Fund with and into its corresponding Acquiring Fund in exchange for Shares issued by the Acquiring Fund. The value of Shares issued by the Acquiring Fund in connection with each Reorganization will be equal at the time of the Reorganization to the value of the Shares of the corresponding Acquired Fund. Pursuant to each Plan, shares issued to an Acquired Fund by the corresponding Acquiring Fund will be distributed to Shareholders of the Acquired Fund in connection with the liquidation of the Acquired Fund. As a result, each Shareholder of the Acquired Fund will cease to be a Shareholder of the Acquired Fund and will instead be the owner of that number of full and fractional Shares of the corresponding Acquiring Fund having an aggregate value equal at the time of the Reorganization to the aggregate value of the Shares of the Acquired Fund held by that Shareholder at the effective time of the Reorganization.

Timing of Reorganizations

The Reorganizations are expected to occur on the dates set forth below. On September 2, 2008, prior to the Reorganizations, each Acquiring Fund will change its name.

Diversified Equity Fund: The Reorganization of the Diversified Equity Fund into the Equity I Fund (the Equity I Fund will change its name to the Russell U.S. Core Equity Fund on September 2, 2008) is expected to be completed on or about September 8, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 5, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

Special Growth Fund: The Reorganization of the Special Growth Fund into the Equity II Fund (the Equity II Fund will change its name to the Russell U.S. Small & Mid Cap Fund on September 2, 2008) is expected to be completed on or about September 8, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 5, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

International Securities Fund: The Reorganization of the International Securities Fund into the International Fund (the International Fund will change its name to the Russell International Developed Markets Fund on September 2, 2008) is expected to be completed on or about September 8, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 5, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

Quantitative Equity Fund: The Reorganization of the Quantitative Equity Fund into the Equity Q Fund (the Equity Q Fund will change its name to the Russell U.S. Quantitative Equity Fund on September 2, 2008) is expected to be completed on or about September 22, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 19, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

Multistrategy Bond Fund: The Reorganization of the Multistrategy Bond Fund into the Fixed Income III Fund (the Fixed Income III Fund will change its name to the Russell Strategic Bond Fund on September 2, 2008) is expected to be completed on or about September 22, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 19, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

The Diversified Equity, Special Growth and International Securities Funds will be closed to new and existing shareholders on September 5, 2008 and no purchases of these Funds’ shares will be allowed on or after that date.

172	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

The Quantitative Equity and Multistrategy Bond Funds will be closed to new and existing shareholders on September 19, 2008 and no purchases of these Funds’ shares will be allowed on or after that date.

Prior to the closing date of the Reorganizations, each Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, and realized net capital gain, if any, for the current taxable year through the closing date. The record date for this special dividend for the Diversified Equity, Special Growth and International Securities Funds will be August 26, 2008, based on Fund records as of the close of business on August 25, 2008. The record date for this special dividend for the Quantitative Equity and Multistrategy Bond Funds will be September 9, 2008, based on Fund records as of the close of business on September 8, 2008.

You should consult your own tax adviser concerning the possible tax consequences of such dividends and/or other distributions.

Effective September 2, 2008, the Global Equity Fund will change its name to Russell Global Equity Fund.

Notes to Financial Statements	173

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the ‘‘RIMCo Agreement’’) and the portfolio management contract with each Money Manager of the Funds (collectively, the ‘‘portfolio management contracts’’) at a meeting held on April 22, 2008. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, and the management of the Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the ‘‘Third-Party Information’’) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds (‘‘Comparable Funds’’) not managed by RIMCo, believed by the provider to be generally comparable in investment objectives and size to the Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 21, 2008, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present. At the April 22 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages directly a portion of certain Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Fund’s cash reserves. RIMCo also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. RIMCo’s goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a ‘‘segment’’) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager

174	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly managed a portion — up to 10% — of the assets of each of the Diversified Equity Fund, the Quantitative Equity Fund and the International Securities Fund (each a ‘‘Participating Fund’’) during the past year utilizing a select holdings strategy, the actual allocation being determined by each Participating Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Fund is designed to increase the Participating Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Fund since implementation, taking into account that the strategy has been utilized for a limited period of time. The Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ investment advisory fees in light of Fund performance, the Board considered that RIMCo, in the Agreement Renewal Information and at past meetings, noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their respective Comparable Funds. According to RIMCo, the strategies pursued by the Funds, among other

Basis for Approval of Investment Advisory Contracts	175

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers and/or reimbursements, the investment advisory fees for each Fund appropriately reflect any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board’s supervision are lower, and may, in some cases, be substantially lower than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the scope of services it provides to institutional clients and the Funds. In the Agreement Renewal Information, RIMCo noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years or presented at the April 22 Board meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements (including the additional waivers and reimbursements described above), (1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

The Board further concluded that, under the circumstances, the performance of each of the Funds supported continuation of the RIMCo Agreement except that the Board concluded that, as discussed below, the performance of the Quantitative Equity Fund did not support a determination against continuation of the RIMCo Agreement in respect of that Fund. The Board, in assessing the Funds’ performance, focused upon each Fund’s performance for the 1-, 3- and 5- year periods as most relevant.

With respect to the Quantitative Equity Fund, the Trustees noted that the Third-Party Information showed that the Fund’s performance relative to its Comparable Funds was ranked in the fourth quintile for each of the 3-, 5- and 10-year periods and in the fifth quintile for the 1-year period ended such date. RIMCo noted that the Comparable Funds for the Quantitative Equity Fund have portfolios with significantly smaller average capitalizations than the Quantitative Equity Fund has had. In addition, RIMCo expressed its belief that “transitional” markets pose difficult challenges to quantitative funds, such as the Quantitative Equity Fund, as such funds take time to incorporate new market information into their investment advisers’ quantitative models. RIMCo further noted that the Comparable Funds are a mix of core, growth and value funds and are not focused on portfolios that are quantitatively managed and generally do not employ long/short strategies as the Quantitative Equity Fund does. According to RIMCo, the underperformance of the Quantitative Equity Fund has been more a reflection of the market than of the capabilities of the Fund’s Money Managers.

In evaluating performance, the Board considered each Fund’s absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In assessing performance, the Board also considered RIMCo’s investment strategy of managing the Funds in a risk aware manner.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the Agreement.

At the April 22 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the

176	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the aggregate investment advisory fees paid by each Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the information received from RIMCo in support of its recommendations at the April 22 meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Basis for Approval of Investment Advisory Contracts	177

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — April 30, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

178	Shareholder Requests for Additional Information

Russell Investment Company

Russell Funds

Disclosure of Information about Fund Directors — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
#Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004 Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	53	None
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	53	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	53	• Director, Avista Corp; (electric utilities) • Trustee, Principal Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. • 2001–2003, Vice President and Chief Financial Officer, Janus Capital Group Inc.	53	None

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Disclosure of Information about Fund Directors	179

Russell Investment Company

Russell Funds

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Jonathan Fine Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	53	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	53	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, LifeVantage Corporation (health products company) • May 1999 to May 2003, President, Chief Executive Officer and Director, Berger Financial Group, LLC • May 1999 to May 2003, President and Trustee, Berger Funds	53	• Director, Sparx Asia Funds (investment company) • Director, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired	53	None

*	Each Trustee is subject to mandatory retirement at age 72.

180	Disclosure of Information about Fund Directors

Russell Investment Company

Russell Funds

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
*George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	53	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee, RIC and RIF • Trustee of RIC and RIF until 2006 • Chairman of the Nominating and Governance Committee 2006	53	None

William E. Baxter, Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF until 2004	53	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001–2005	53	None

Eleanor W. Palmer, Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of RIC and RIF until 2004	53	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Directors	181

Russell Investment Company

Russell Funds

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002–May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RIF

•  Chairman of the Board, President and CEO, RIMCo

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  Until 2004, Managing Director of Individual Investor Services, FRC

•  2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•  Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•  Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC, RIF • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary FRC and RIA • Director and Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Counsel, RIC and RIF

182	Disclosure of Information about Fund Directors

Russell Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustees

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

William E. Baxter

Lee C. Gingrich

Eleanor W. Palmer

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers as of April 30, 2008

Diversified Equity Fund

AllianceBernstein L.P., New York, NY

Arnhold and S. Bleichroeder Advisers, LLC, New York, NY

Columbus Circle Investors, Stamford, CT

Institutional Capital LLC, Chicago, IL

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Montag & Caldwell, Inc., Atlanta, GA

Schneider Capital Management Corporation, Wayne, PA

Suffolk Capital Management, LLC, New York, NY

Turner Investment Partners, Inc., Berwyn, PA

Special Growth Fund

ClariVest Asset Management LLC, San Diego, CA

Delphi Management, Inc., Boston, MA

DePrince, Race & Zollo, Inc., Winter Park, FL

Gould Investment Partners LLC, Berwyn, PA

Jacobs Levy Equity Management, Inc., Florham Park, NJ

PanAgora Asset Management, Inc., Boston, MA

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

Franklin Portfolio Associates, LLC, Boston, MA

Goldman Sachs Asset Management, L.P., New York, NY

Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Securities Fund

AllianceBernstein L.P., New York, NY

Altrinsic Global Advisors, LLC, Stamford, CT

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

UBS Global Asset Management (Americas) Inc., Chicago, IL

Wellington Management Company, LLP, Boston, MA

Global Equity Fund

ClariVest Asset Management LLC, San Diego, CA

Gartmore Global Partners, London, United Kingdom

Harris Associates, L.P., Chicago, IL

T. Rowe Price International, Inc., Baltimore, MD

Adviser, Money Managers and Service Providers	183

Russell Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Multistrategy Bond Fund

Drake Capital Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Hyperion Brookfield Asset Management, Inc., New York, NY

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

184	Adviser, Money Managers and Service Providers

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-067

2008 SEMIANNUAL REPORT

Specialty Funds

APRIL 30, 2008

FUND	SHARE CLASS

Emerging Markets Fund	A, C, E, S

Real Estate Securities Fund	A, C, E, S

Short Duration Bond Fund	A, C, E, S

Tax Exempt Bond Fund	C, E, S

Tax-Managed Large Cap Fund	C, E, S

Tax-Managed Mid & Small Cap Fund	C, E, S

Select Growth Fund	C, E, I, S

Select Value Fund	C, E, I, S

Fixed Income I Fund	C, E, I, S, Y

Russell Investment Company

Russell Investment Company is a series investment company with 44 different investment portfolios referred to as Funds. These financial statements report on nine of these Funds.

Russell Investment Company

Specialty Funds

Semiannual Report

April 30, 2008 (Unaudited)

Russell Investment Company - Specialty Funds.

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance date quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Emerging Markets Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$907.50	$1,015.47
Expenses Paid During Period*	$8.96	$9.47

*	Expenses are equal to the Fund’s annualized expense ratio of 1.89% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would be higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$904.30	$1,011.74
Expenses Paid During Period*	$12.50	$13.20

*	Expenses are equal to the Fund’s annualized expense ratio of 2.64% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would be higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$907.80	$1,015.47
Expenses Paid During Period*	$8.97	$9.47

*	Expenses are equal to the Fund’s annualized expense ratio of 1.89% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would be higher.

Emerging Markets Fund	3

Russell Investment Company

Emerging Markets Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$908.80	$1,016.71
Expenses Paid During Period*	$7.78	$8.22

*	Expenses are equal to the Fund’s annualized expense ratio of 1.64% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would be higher.

4	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 88.0%
Argentina - 0.0%
Petrobras Energia Participaciones SA - ADR (Ñ)	50,227	608

Bahrain - 0.1%
Gulf Finance House EC - GDR (Þ)	39,050	1,601

Bermuda - 1.0%
Aquarius Platinum, Ltd.	87,600	1,386
Brilliance China Automotive Holdings, Ltd.	5,874,000	1,101
C C Land Holdings, Ltd.	805,000	888
China Hongxing Sports, Ltd.	6,041,100	3,009
Cosan, Ltd. (Æ)	46,789	620
COSCO Pacific, Ltd.	154,000	292
Credicorp, Ltd.	52,016	4,180
GOME Electrical Appliances Holdings, Ltd.	776,000	1,774
Shangri-La Asia, Ltd.	318,000	879
TPV Technology, Ltd.	2,252,000	1,570
Wilson Sons, Ltd. Class BDR (Æ)	94,644	1,139

		16,838

Brazil - 9.1%
All America Latina Logistica SA (Æ)	189,800	2,478
Amil Participacoes SA	140,240	852
Anhanguera Educacional Participacoes SA	60,538	1,009
Aracruz Celulose SA - ADR (Ñ)	40,798	3,288
Banco do Brasil SA	625,200	10,870
Banco Itau Holding Financeira SA - ADR	166,200	4,662
Banco Nossa Caixa SA	48,200	737
Bovespa Holding SA - ADR	74,800	1,120
Brasil Brokers Participacoes SA (Æ)	2,000	1,745
Brasil Telecom Participacoes SA	51,100	1,657
Centrais Eletricas Brasileiras SA	295,432	4,443
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	52,483	2,387
Cia de Bebidas das Americas - ADR	28,500	2,089
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	381,240	9,544
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)(Ñ)	27,760	1,405
Cia de Saneamento de Minas Gerais-COPASA (Æ)	51,400	860
Cia Paranaense de Energia	2,200	42

	Principal Amount ($) or Shares	Market Value $
Cia Vale do Rio Doce (Æ)	59,300	2,342
Cia Vale do Rio Doce - ADR (Æ)(Ñ)	495,400	15,773
Cia Vale do Rio Doce - ADR (Æ)	462,640	18,080
Cyrela Brazil Realty SA	180,700	3,015
EDP - Energias do Brasil SA	11,900	197
Gerdau SA	19,800	637
Gerdau SA - ADR (Ñ)	112,700	4,365
Global Village Telecom Holding SA	12,800	312
Lojas Renner SA	52,900	1,248
Marfrig Frigorificos e Comercio de Alimentos SA (Æ)	151,347	1,766
MRV Engenharia e Participacoes SA	12,600	265
Perdigao SA (Æ)	72,509	1,996
Petroleo Brasileiro SA	22,400	663
Petroleo Brasileiro SA - ADR	253,150	29,303
Redecard SA	35,300	688
Rossi Residencial SA	115,000	1,137
Souza Cruz SA	60,800	1,704
Tele Norte Leste Participacoes SA (Æ)	45,200	1,387
Tele Norte Leste Participacoes SA - ADR	185,300	4,245
Tractebel Energia SA	16,100	226
Unibanco - Uniao de Bancos Brasileiros SA - GDR (Æ)(Ñ)	36,000	5,235
Usinas Siderurgicas de Minas Gerais SA	65,850	3,367
Weg SA	83,600	1,005

		148,144

Canada - 0.3%
First Quantum Minerals, Ltd.	47,363	4,159

Cayman Islands - 1.5%
Agile Property Holdings, Ltd.	418,000	583
ASM Pacific Technology	319,500	2,178
Belle International Holdings, Ltd.	936,500	999
China Mengniu Dairy Co., Ltd.	600,000	1,804
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	38,000	1,402
Foxconn International Holdings, Ltd.	848,000	1,307
Hengan International Group Co., Ltd.	343,000	1,222
Hidili Industry International Development, Ltd. (Æ)	677,000	1,035
Kingboard Chemical Holdings, Ltd.	299,000	1,419
Luen Thai Holdings, Ltd.	1,389,000	135
Pacific Textile Holdings, Ltd.	1,069,000	225
Parkson Retail Group, Ltd.	172,679	1,629
Shimao Property Holdings, Ltd.	434,000	865

Emerging Markets Fund	5

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Shui On Land, Ltd.	2,481,162	2,470
Sina Corp. (Æ)(Ñ)	57,500	2,656
Suntech Power Holdings Co., Ltd. - ADR (Æ)	57,800	2,585
Tencent Holdings, Ltd.	180,000	1,195
Uni-President China Holdings, Ltd. (Æ)	1,382,000	763
Xinao Gas Holdings, Ltd.	112,000	206

		24,678

Chile - 0.5%
Banco de Credito e Inversiones (Æ)	41,000	1,349
Banco Santander Chile SA - ADR	75,730	3,977
Embotelladora Andina SA - ADR	58,900	1,268
Lan Airlines SA - ADR (Ñ)	100,100	1,324
SACI Falabella	44,045	236

		8,154

China - 3.7%
Anhui Conch Cement Co., Ltd. Class H	510,180	4,084
China Communications Construction Co., Ltd. Class H	1,785,000	4,249
China COSCO Holdings Co., Ltd. Class H	417,500	1,248
China Eastern Airlines Corp., Ltd. Class H (Æ)	1,382,000	598
China Merchants Bank Co., Ltd.	434,000	1,816
China National Building Material Co., Ltd. Class H	412,000	1,018
China Petroleum & Chemical Corp. - ADR (Ñ)	23,544	2,531
China Petroleum & Chemical Corp. Class H	11,558,000	12,409
China Railway Group, Ltd. (Æ)	681,000	653
China Shenhua Energy Co., Ltd.	1,281,000	5,915
China Telecom Corp., Ltd. Class H	3,629,000	2,447
Datang International Power Generation Co., Ltd. Class H	1,110,000	766
Guangzhou R&F Properties Co., Ltd.	220,100	631
Industrial & Commercial Bank of China	11,336,573	8,988
Jiangsu Expressway Co., Ltd. Class H	2,752,000	2,566
Jiangxi Copper Co., Ltd. Class H	976,000	2,371
PetroChina Co., Ltd. - ADR (Ñ)	2,879	435
PetroChina Co., Ltd. Class H	1,423,000	2,149
Ping An Insurance Group Co. of China, Ltd. Class H	261,600	2,487

	Principal Amount ($) or Shares	Market Value $
Shanghai Electric Group Co., Ltd. Class H	1,074,000	606
Shanghai Forte Land Co. Class H	1,280,000	559
Sinotrans, Ltd. Class H	893,000	301
Weiqiao Textile Co. Class H	780,000	934

		59,761

Colombia - 0.4%
BanColombia SA	160,900	1,475
BanColombia SA - ADR (Ñ)	109,872	4,386

		5,861

Cyprus - 0.1%
Mirland Development Corp. PLC (Æ)	106,900	975

Czech Republic - 0.7%
CEZ (Æ)	71,400	5,306
Komercni Banka AS	13,000	3,193
Telefonica O2 Czech Republic AS	80,900	2,480

		10,979

Egypt - 1.9%
Egyptian Financial Group-Hermes Holding (Æ)	587,486	6,035
Orascom Construction Industries	138,600	11,379
Orascom Construction Industries - GDR	60,129	9,680
Orascom Telecom Holding SAE	173,215	2,613
Orascom Telecom Holding SAE - GDR (Ñ)	6,200	463
Talaat Moustafa Group (Æ)	705,903	1,459

		31,629

Greece - 0.1%
Coca Cola Hellenic Bottling Co. SA	37,276	1,677

Hong Kong - 2.7%
Beijing Enterprises Holdings, Ltd.	604,000	2,474
China Insurance International Holdings Co., Ltd. (Æ)	905,000	2,406
China Merchants Holdings International Co., Ltd.	955,000	4,874
China Mobile, Ltd.	104,000	1,795
China Mobile, Ltd. - ADR (Ñ)	74,790	6,456
China Netcom Group Corp. Hong Kong, Ltd.	1,598,000	4,825
China Overseas Land & Investment, Ltd.	72,302	153

6	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

China Resources Enterprise	2,522,189	9,208
Citic Pacific, Ltd.	981,000	4,574
Franshion Properties China, Ltd.	1,968,000	834
Lenovo Group, Ltd.	1,340,000	1,026
Shenzhen Investment, Ltd.	268,000	146
Shougang Concord International Enterprises Co., Ltd.	2,228,000	695
Sinotrans Shipping, Ltd. (Æ)	3,755,500	2,306
Tianjin Development Holdings	1,635,000	1,316

		43,088

Hungary - 0.4%
MOL Hungarian Oil and Gas NyRt	19,680	2,800
MOL Hungarian Oil and Gas NyRt - ADR	21,900	1,423
Richter Gedeon NyRt	8,294	1,713

		5,936

India - 5.9%
Allahabad Bank	243,535	505
Andhra Bank	429,000	869
Bajaj Holdings and Investment, Ltd.	26,050	1,380
Bank of Baroda	220,000	1,717
BF Utilities, Ltd.	17,297	815
Bharat Petroleum Corp., Ltd.	7,555	76
Bharti Airtel, Ltd.	245,070	5,447
Chennai Petroleum Corp., Ltd.	81,660	729
Container Corp. of India	124,096	2,636
Dish TV India, Ltd.	3,716	5
DLF, Ltd.	230,053	3,993
GAIL India, Ltd. - GDR	46,071	3,087
Genesis Indian Investment Co., Ltd.	559,919	27,458
GMR Infrastructure, Ltd. (Æ)	363,543	1,442
Great Eastern Shipping Co., Ltd. (The)	223,050	2,423
HDFC Bank, Ltd. - ADR (Ñ)	29,200	3,294
Hindustan Petroleum Corp., Ltd.	24,261	154
Housing Development Finance Corp.	50,328	3,490
ICICI Bank, Ltd.	120,360	2,605
ICICI Bank, Ltd. - ADR	15,400	687
Indian Overseas Bank	250,000	912
Jaiprakash Associates, Ltd.	136,700	922
Larsen & Toubro, Ltd.	30,170	2,232
Maruti Suzuki India, Ltd.	40,791	749
Mundra Port and Special Economic Zone, Ltd. (Æ)	57,038	1,068
NTPC, Ltd.	464,830	2,253
Oil & Natural Gas Corp., Ltd.	72,735	1,860
Oriental Bank of Commerce	111,000	595

	Principal Amount ($) or Shares	Market Value $
Power Finance Corp., Ltd.	180,710	726
Reliance Industries, Ltd.	99,254	6,394
Reliance Industries, Ltd. - GDR (Þ)	26,500	3,422
State Bank of India, Ltd. - GDR	29,197	2,707
Steel Authority of India, Ltd.	30,091	137
Sterlite Industries India, Ltd. - ADR (Æ)	132,300	2,750
Sun TV Network, Ltd.	148,536	1,174
Suzlon Energy, Ltd. (Æ)	415,205	2,939
Tata Steel, Ltd.	22,583	455
Union Bank of India	118,000	465
United Spirits, Ltd.	29,145	1,160

		95,732

Indonesia - 2.1%
Aneka Tambang Tbk PT (Æ)	1,248,500	474
Aneka Tambang Tbk PT	11,964,000	4,520
Astra Agro Lestari Tbk PT	336,789	862
Bakrie and Brothers Tbk PT	13,596,500	750
Bank Danamon Indonesia Tbk PT	2,764,000	1,702
Bank Rakyat Indonesia	11,518,982	7,405
Bumi Resources Tbk PT	5,923,000	4,252
International Nickel Indonesia Tbk PT	458,500	329
Kawasan Industri Jababeka Tbk PT	34,379,500	397
PT Astra International Tbk	1,086,777	2,348
Ramayana Lestari Sentosa Tbk PT	6,191,492	536
Telekomunikasi Indonesia Tbk PT	7,754,807	7,474
Telekomunikasi Indonesia Tbk PT - ADR	66,470	2,580

		33,629

Israel - 3.3%
Bank Hapoalim BM	1,233,196	5,207
Bank Leumi Le-Israel BM	1,450,131	7,190
Cellcom Israel, Ltd.	61,687	2,045
Check Point Software Technologies (Æ)	163,621	3,865
IDB Development Corp., Ltd.	20,729	587
Israel Chemicals, Ltd.	899,667	16,502
Israel Discount Bank, Ltd. Class A	36,555	88
Makhteshim-Agan Industries, Ltd.	76,856	705
Oil Refineries, Ltd.	498,682	458
Partner Communications	262,041	6,143
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	237,200	11,096

		53,886

Emerging Markets Fund	7

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kazakhstan - 0.1%
Halyk Savings Bank Kazakhstan Class A	101,800	1,638
Halyk Savings Bank of Kazakhstan JSC - GDR	200	3

		1,641

Luxembourg - 3.1%
Evraz Group SA - GDR	102,650	10,635
Genesis Smaller Companies	390,384	30,246
Millicom International Cellular SA (Æ)(Ñ)	18,600	2,009
Tenaris SA	1	—
Tenaris SA - ADR (Ñ)	132,204	7,008

		49,898

Malaysia - 1.8%
AirAsia BHD	1,525,600	608
Bumiputra-Commerce Holding BHD	3,177,625	10,035
Bursa Malaysia BHD	259,800	734
IGB Corp. BHD	1,829,900	1,086
IOI Corp. BHD	2,997,675	6,933
KLCC Property Holdings BHD	256,000	246
Kuala Lumpur Kepong BHD	142,200	753
Magnum Corp. BHD	899,000	968
Malaysian Bulk Carriers BHD	414,625	575
MISC BHD	755,195	2,197
Mulpha International BHD (Æ)	564,900	177
PPB Group BHD	123,000	420
Proton Holdings BHD	169,800	209
Public Bank BHD	80,400	290
Sime Darby BHD	1,053,672	3,207
SP Setia BHD	332,550	447
TA Enterprise BHD	954,000	347
Telekom Malaysia BHD	193,900	223
TM International BHD (Æ)	193,900	442
Transmile Group BHD	138,900	74

		29,971

Mexico - 4.8%
Alfa SAB de CV Class A (Æ)(Ñ)	678,600	4,764
America Movil SAB de CV Series L	327,573	18,986
Carso Global Telecom SAB de CV Class A (Ñ)	140,600	693
Cemex SAB de CV (Æ)	3,810,144	10,582
Coca-Cola Femsa SAB de CV	29,600	154
Corp. GEO SAB de CV (Æ)	388,000	1,449
Corp. Moctezuma SAB de CV (Æ)	308,282	805

	Principal Amount ($) or Shares	Market Value $
Empresas ICA SAB de CV (Æ)	18,100	110
Fomento Economico Mexicano SAB de CV	173,500	758
Fomento Economico Mexicano SAB de CV - ADR	145,391	6,317
Grupo Aeroportuario del Pacifico SA de CV - ADR	22,100	903
Grupo Aeroportuario del Pacifico SA de CV Class B (Æ)	42,000	172
Grupo Carso SAB de CV	32,800	150
Grupo Financiero Banorte SAB de CV Class O (Ñ)	1,406,790	6,211
Grupo Financiero Inbursa SA Class O	605,967	1,934
Grupo Mexico SAB de CV	654,600	4,785
Grupo Televisa SA - ADR (Ñ)	39,092	965
Megacable Holdings SAB de CV (Æ)	461,203	1,359
Telefonos de Mexico SAB de CV (Ñ)	798,800	1,439
Telefonos de Mexico SAB de CV Series L - ADR	122,700	4,425
Urbi Desarrollos Urbanos SA de CV (Ñ)	1,250,700	4,008
Wal-Mart de Mexico SAB de CV (Æ)(Ñ)	970,876	3,928
Wal-Mart de Mexico SAB de CV - ADR	61,400	2,462

		77,359

Netherlands - 0.4%
X 5 Retail Group NV - GDR	173,293	6,021

Nigeria - 0.1%
First City Monument Bank PLC	3,144,063	462
Guaranty Trust Bank - GDR	136,900	1,716

		2,178

Oman - 0.4%
Bank Muscat SAOG	46,800	249
Bank Muscat SAOG - GDR	207,590	4,280
National Bank of Oman, Ltd.	806,050	1,769

		6,298

Pakistan - 0.8%
Engro Chemical Pakistan Ltd.	968,880	4,700
Fauji Fertilizer Co., Ltd.	1,804,822	3,939
ICI Pakistan, Ltd.	265,200	831
Oil & Gas Development Co., Ltd.	344,000	714
Pakistan Petroleum, Ltd.	170,500	722
Pakistan State Oil Co., Ltd.	224,500	1,749

		12,655

8	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Philippines - 0.3%
Philippine Long Distance Telephone Co.	34,630	2,108
Philippine Long Distance Telephone Co. - ADR	29,840	1,823
Universal Robina Corp.	2,009,000	666

		4,597

Poland - 0.7%
Bank Pekao SA	14,500	1,264
KGHM Polska Miedz SA	179,470	8,275
TVN SA	178,076	1,823

		11,362

Russia - 8.7%
Bank St. Petersburg (Æ)	183,700	1,047
Gazprom OAO - ADR	646,360	34,360
Kalina	15,100	483
LUKOIL - ADR	418,864	37,815
Magnit OAO (Æ)	65,750	2,870
Magnitogorsk Iron & Steel Works - GDR	137,200	2,380
Magnitogorsk Iron & Steel Works - GDR (Þ)(Å)	87,200	1,508
Mechel - ADR	5,800	846
MMC Norilsk Nickel	10,800	2,908
MMC Norilsk Nickel - ADR	658,950	17,792
Mobile Telesystems OJSC - ADR	71,420	5,541
NovaTek OAO - GDR (Þ)	19,900	1,482
Novorossiysk Commercial Sea Port - GDR	81,325	1,260
Novorossiysk Commercial Sea Port - GDR (þ)	23,647	366
Pharmstandard - GDR (Æ)	48,900	1,222
PIK Group - GDR	114,200	3,035
RBC Information Systems	146,581	1,237
Sberbank	1,770,770	5,735
Seventh Continent	47,000	1,128
Severstal - GDR	52,238	1,286
Surgutneftegaz - ADR (Æ)	68,480	666
Surgutneftegaz - ADR (Ñ)	114,810	1,119
TMK OAO - GDR	10,500	345
TMK OAO Class T	87,000	696
Uralkali - GDR (Æ)(Ñ)	90,900	4,837
Vimpel-Communications - ADR	56,100	1,692
VTB Bank OJSC - GDR (Æ)(Þ)	43,600	327
VTB Bank OJSC - GDR	781,694	5,836
Wimm-Bill-Dann Foods OJSC - ADR	14,289	1,739

		141,558

	Principal Amount ($) or Shares	Market Value $
Singapore - 0.2%
Straits Asia Resources, Ltd.	1,137,000	2,789
Yangzijiang Shipbuilding Holdings, Ltd. (Æ)	1,007,000	791

		3,580

South Africa - 6.1%
ABSA Group, Ltd.	118,787	1,485
ArcelorMittal South Africa, Ltd. Class H	188,829	5,695
Aveng, Ltd.	373,888	2,807
Barloworld, Ltd.	293,740	4,287
Bidvest Group, Ltd.	406,452	6,102
DataTec, Ltd.	270,000	965
Exxaro Resources, Ltd.	157,386	2,591
Foschini, Ltd.	136,800	651
Freeworld Coatings, Ltd. (Æ)	135,089	166
Grindrod, Ltd.	548,431	1,871
Impala Platinum Holdings, Ltd.	238,947	9,782
Imperial Holdings, Ltd.	85,100	855
Kumba Iron Ore, Ltd.	40,233	1,748
Massmart Holdings, Ltd.	123,508	1,151
Metropolitan Holdings, Ltd.	530,822	921
Mondi, Ltd.	137,623	1,137
MTN Group, Ltd.	231,105	4,388
Murray & Roberts Holdings, Ltd.	42,200	492
Naspers, Ltd. Class N	32,000	692
Netcare, Ltd.	1,253,000	1,449
Pick’n Pay Stores, Ltd.	142,954	556
Reunert, Ltd.	113,383	838
Sanlam, Ltd.	3,091,201	8,136
Sasol, Ltd.	493,740	28,020
Standard Bank Group, Ltd.	843,434	9,989
Steinhoff International Holdings, Ltd.	804,310	1,970
Wilson Bayly Holmes-Ovcon, Ltd.	2,790	47

		98,791

South Korea - 10.3%
Amorepacific Corp. (Ñ)	1,943	1,234
Daelim Industrial Co.	9,390	1,261
Daum Communications Corp. (Æ)	12,275	752
DC Chemical Co., Ltd.	4,035	1,625
Dongkuk Steel Mill Co., Ltd.	11,730	547
GS Holdings Corp.	26,600	1,061
Hana Financial Group, Inc.	56,700	2,567
Hankook Tire Co., Ltd.	120,010	1,838
Hanwha Chem Corp. (Ñ)	179,600	2,602
Honam Petrochemical Corp. (Ñ)	71,305	6,311

Emerging Markets Fund	9

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hynix Semiconductor, Inc. (Ñ)	339,980	9,052
Hyundai Development Co.	27,500	1,749
Hyundai Engineering & Construction Co., Ltd.	14,415	1,319
Hyundai Mobis	34,350	3,141
Hyundai Motor Co. (Ñ)	79,470	6,684
Hyundai Steel Co.	49,740	3,896
Hyunjin Materials Co., Ltd.	15,306	599
Industrial Bank of Korea (Ñ)	237,400	4,539
KCC Corp.	5,315	2,368
Kookmin Bank	159,202	11,112
Kookmin Bank - ADR	30,270	2,111
Korea Electric Power Corp.	152,070	5,036
Korea Electric Power Corp. - ADR (Ñ)	3,900	64
Korea Investment Holdings Co., Ltd.	48,340	2,542
KT Corp.	56,500	2,610
KT Corp. - ADR	11,980	277
LG Chem, Ltd. (Ñ)	29,494	2,929
LG Corp. Class H	32,840	2,724
LG Display Co., Ltd.	12,480	544
LG Display Co., Ltd. - ADR (Ñ)	34,625	754
LG Household & Health Care, Ltd. (Ñ)	17,570	3,634
LIG Insurance Co., Ltd.	73,400	1,566
Lotte Shopping Co., Ltd.	2,881	1,049
MegaStudy Co., Ltd.	3,450	1,134
NHN Corp.	17,562	4,071
Poongsan Corp. (Ñ)	44,390	792
POSCO (Ñ)	13,179	6,482
S-Oil Corp.	53,548	3,608
Samsung Card Co.	23,801	1,321
Samsung Electro-Mechanics Co., Ltd.	20,828	1,128
Samsung Electronics Co., Ltd. (Ñ)	28,229	20,097
Samsung Electronics Co., Ltd. - GDR	880	223
Samsung Electronics Co., Ltd. - GDR (Þ)	23,589	7,813
Samsung Fire & Marine Insurance Co., Ltd. (Æ)	33,587	7,313
Samsung SDI Co., Ltd. (Ñ)	48,916	3,771
Samsung Securities Co., Ltd. (Ñ)	12,030	985
Shinhan Financial Group Co., Ltd.	92,760	5,369
Shinsegae Co., Ltd.	1,938	1,253
SK Energy Co., Ltd.	25,050	3,057
STX Pan Ocean Co., Ltd.	1,282,600	3,173
Taihan Electric Wire Co., Ltd.	13,880	686
Woori Finance Holdings Co., Ltd. (Ñ)	193,290	3,785

		166,158

	Principal Amount ($) or Shares	Market Value $
Taiwan - 8.2%
Advanced Semiconductor Engineering, Inc. - ADR	159,956	825
Asia Cement Corp.	235,930	425
Asustek Computer, Inc.	1,533,000	4,946
AU Optronics Corp.	1,982,458	3,867
AU Optronics Corp. - ADR	79,150	1,545
Cathay Financial Holding Co., Ltd.	911,245	2,558
Cathay Financial Holding Co., Ltd. - GDR	60,850	1,725
China Steel Corp. - GDR (Ñ)	7,903	258
China Steel Corp. Class H	6,578,087	10,806
Chinatrust Financial Holding Co., Ltd. (Æ)	801,000	834
Chunghwa Telecom Co., Ltd.	817,636	2,101
CMC Magnetics Corp. (Æ)	5,459,000	1,916
Compal Electronics, Inc.	2,887,746	3,215
Delta Electronics, Inc.	897,657	2,683
Evergreen Marine Corp. Taiwan, Ltd.	1,513,870	1,440
Far Eastern Department Stores Co., Ltd.	1,803,000	3,021
Far Eastern Textile Co., Ltd.	2,637,254	4,416
Farglory Land Development Co., Ltd.	478,000	1,535
Formosa Chemicals & Fibre Corp.	2,237,000	5,418
Formosa Plastics Corp.	805,000	2,293
Foxconn Technology Co., Ltd.	302,935	1,937
High Tech Computer Corp.	182,710	4,683
HON HAI Precision Industry Co., Ltd.	451,330	2,602
InnoLux Display Corp.	274,000	803
InnoLux Display Corp. - GDR (Æ)(Þ)	122,800	723
Inventec Co., Ltd.	186,000	117
Kasikornbank PCL	635,533	1,207
Kinsus Interconnect Technology Corp.	452,000	1,324
Lite-On Technology Corp.	20,000	23
MediaTek, Inc.	622,160	8,043
Micro-Star International Co., Ltd.	1,152,340	1,005
Nan Ya Plastics Corp.	1,155,710	2,713
Oriental Union Chemical Corp.	192,780	217
POU Chen Corp. Class B	1,336,024	1,393
Powerchip Semiconductor Corp.	9,013,308	3,683
ProMOS Technologies, Inc.	1,686,000	449
Quanta Computer, Inc.	274,084	455
Ritek Corp.	2,653,161	716
Siliconware Precision Industries Co.	1,518,293	2,611
Siliconware Precision Industries Co. - ADR	158,200	1,288
Synnex Technology International Corp.	1,271,000	3,391
Taiwan Cement Corp.	365,480	593

10	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Taiwan Semiconductor Manufacturing Co., Ltd.	6,338,922	13,813
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	216,978	2,439
Teco Electric and Machinery Co., Ltd.	1,037,000	680
U-Ming Marine Transport Corp.	609,000	2,034
Uni-President Enterprises Corp.	1,757,240	2,503
United Microelectronics Corp.	10,686,812	6,501
United Microelectronics Corp. - ADR (Æ)(Ñ)	128,917	446
Vanguard International Semiconductor Corp.	1,105,278	877
Walsin Lihwa Corp.	2,931,000	1,486
Wintek Corp.	23,000	21
Wistron Corp.	1,571,765	2,697
Wistron Corp. - GDR	36,142	678
Yieh Phui Enterprise	455,652	213
Yuanta Financial Holding Co., Ltd.	2,219,135	2,110

		132,301

Thailand - 2.5%
Airports of Thailand PCL	516,823	896
Bank of Ayudhya Pcl (Æ)	1,643,722	1,258
Banpu PCL	284,000	3,917
Charoen Pokphand Foods PCL	1,099,500	165
Electricity Generating PCL	167,100	500
Glow Energy PCL - GDR	942,500	973
Hana Microelectronics PCL	623,500	344
IRPC PCL	3,460,900	632
Precious Shipping PCL	1,054,000	811
PTT Aromatics & Refining PCL	2,397,549	2,798
PTT Chemical PCL	1,424,732	4,808
PTT Exploration & Production PCL	369,300	1,933
PTT PCL	727,000	7,657
Ratchaburi Electricity Generating Holding PCL	270,600	390
Regional Container Lines PCL	962,600	716
Siam Cement PCL	102,000	679
Siam Commercial Bank PCL	1,161,900	3,261
Thai Airways International PCL	442,800	381
Thai Beverage PCL	12,747,430	2,583
Thai Oil PCL	1,586,100	3,554
Thoresen Thai Agencies PCL	539,600	757
Total Access Communication PCL	828,200	1,207
True Corp. PCL	4,119,400	634

		40,854

	Principal Amount ($) or Shares	Market Value $
Turkey - 2.5%
Akbank TAS	53,156	277
Akcansa Cimento AS	75,895	320
Anadolu Efes Biracilik Ve Malt Sanayii AS	414,595	3,748
Asya Katilim Bankasi AS	99,000	682
BIM Birlesik Magazalar AS	14,500	1,304
Cimsa Cimento Sanayi VE Tica	263,875	1,274
Dogan Sirketler Grubu Holdings	2,341,900	2,822
Eregli Demir ve Celik Fabrikalari TAS	760,025	6,685
Ford Otomotiv Sanayi AS	143,300	1,342
Haci Omer Sabanci Holding AS	390,270	1,455
Migros Turk TAS	157,357	2,520
Trakya Cam Sanayi AS	453,212	675
Tupras Turkiye Petrol Rafine	250,037	6,718
Turk Hava Yollari (Ñ)	132,113	735
Turk Sise ve Cam Fabrikalari AS	100,353	155
Turkcell Iletisim Hizmet AS	192,605	1,549
Turkiye Garanti Bankasi AS	128,000	681
Turkiye Is Bankasi Class C	866,009	3,966
Turkiye Vakiflar Bankasi Tao Class D	535,200	1,081
Vestel Elektronik Sanayi (Æ)(Ñ)	402,003	708
Yapi ve Kredi Bankasi AS	1,173,401	2,591

		41,288

United Arab Emirates - 0.3%
Dubai Financial Market	885,300	1,444
Emaar Properties PJSC	899,100	2,815

		4,259

United Kingdom - 2.0%
Anglo American PLC	221,351	14,402
Antofagasta PLC	151,000	2,382
Astro All Asia Networks PLC	219,067	242
Eurasian Natural Resources Corp. (Æ)	119,676	2,838
Hikma Pharmaceuticals PLC	252,549	2,339
Kazakhmys PLC	27,200	847
SABMiller PLC	144,030	3,332
Tullow Oil PLC	383,143	5,759

		32,141

United States - 0.9%
Central European Distribution Corp. (Æ)(Ñ)	77,510	4,722
CTC Media, Inc. (Æ)(Ñ)	49,100	1,270
Gulf Finance House EC - GDR	22,650	869
Southern Copper Corp. (Ñ)	62,100	7,127

		13,988

Emerging Markets Fund	11

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA - ADR (Ñ)	13,332	102

Zimbabwe - 0.0%
Delta Corp., Ltd. (ß)	1,323,859	473

Total Common Stocks
(cost $1,010,515)		1,424,808

Preferred Stocks - 6.4%
Brazil - 5.1%
Banco Bradesco SA (Æ)	147,013	3,379
Banco Itau Holding Financeira SA	188,520	5,379
Brasil Telecom Participacoes SA	379,200	5,954
Centrais Eletricas Brasileiras SA (Æ)	426,483	6,620
Cia de Tecidos do Norte de Minas - Coteminas	144,414	660
Cia Paranaense de Energia (Æ)	204,200	3,678
Cia Vale do Rio Doce (Æ)	84,300	2,718
Fertilizantes Fosfatados SA	21,000	1,261
Investimentos Itau SA	218,619	1,443
Metalurgica Gerdau SA	40,200	2,140
Petroleo Brasileiro SA (Æ)	569,000	13,964
Tam SA	42,300	972
Tele Norte Leste Participacoes SA (Æ)	306,900	7,016
Telemar Norte Leste SA (Æ)	27,200	1,567
Usinas Siderurgicas de Minas Gerais SA	490,350	23,942
Votorantim Celulose e Papel SA (Æ)	50,700	1,610

		82,303

Chile - 0.1%
Embotelladora Andina SA Class A	13,200	41
Embotelladora Andina SA Class B	318,000	1,108

		1,149

Colombia - 0.0%
BanColombia SA	7,200	71

Russia – 0.2%
Transneft	1,270	1,560
URSA Bank (Æ)	1,509,305	2,068

		3,628

South Korea - 1.0%
Hyundai Motor Co.	27,190	975
Samsung Electronics Co., Ltd.	27,585	14,155

		15,130

Total Preferred Stocks
(cost $56,010)		102,281

	Principal Amount ($) or Shares		Market Value $
Warrants & Rights- 0.4%
Netherlands Antilles - 0.1%
Merrill Lynch International (Æ) 2010 Warrants		11,224	705
Yes Bank, Ltd. (Æ) 2010 Warrants		277,454	1,168

			1,873

United States - 0.3%
Far Eastern Textile Co., Ltd. (Æ)(Þ) 2012 Warrants		1,032,279	1,728
HON HAI Precision Industry Co., Ltd. (Æ)(Þ) 2012 Warrants		195,836	1,130
JSW Steel, Ltd. (Æ) 2012 Warrants		71,381	1,531

			4,389

Total Warrants & Rights
(cost $6,202)			6,262

	Notional Amount
Options Purchased - 0.3%
(Number of Contracts)
Brazil - 0.1%
Bovespa Index Futures
Jun 2008 62,732.66 Call (162)	BRL	10,163	572
Jun 2008 63,354.68 Call (168)	BRL	10,644	530

			1,102

South Korea - 0.2%
Kospi 200 Index Futures
Jun 2008 182.07 Call (120)	KRW	60,000	3,885
Jun 2008 194.57 Call (20)	KRW	10,000	523

			4,408

Total Options Purchased
(cost $3,117)			5,510

12	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 4.2%
United States - 4.2%
Russell Investment Company Money Market Fund	62,035,000	62,035
United States Treasury Bills (ç)(ž)(§) 1.220% due 06/26/08	6,000	5,989

Total Short-Term Investments
(cost $68,024)		68,024

Other Securities - 5.7%
Russell Investment Company Money Market Fund (×)	20,069,698	20,070
State Street Securities Lending Quality Trust (×)	72,230,087	72,230

Total Other Securities
(cost $92,300)		92,300

Total Investments - 105.0%
(identified cost $1,236,168)		1,699,185

Other Assets and Liabilities,
Net - (5.0%)		(80,358)

Net Assets - 100.0%		1,618,827

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	13

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Hang Seng Index (Hong Kong) expiration date 05/08 (54)	HKD	69,485	113
H-Shares Index (Hong Kong) expiration date 05/08 (101)	HKD	72,316	20
Mexican Bolsa Index expiration date 06/08 (170)	MXN	51,663	70
JSE-40 Index (South Africa) expiration date 06/08 (285)	ZAR	83,072	233
MSCI Taiwan Index expiration date 05/08 (370)	USD	12,717	(36)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			400

Options Written (Number of Contracts)	Notional Amount		Market Value $
Brazil - 0.1%
Bovespa Index Futures Jun 2008 62,732.66 Put (162)	BRL	10,163	(29)
Jun 2008 63,354.68 Put (168)	BRL	10,644	(30)

South Korea - 0.3%
Kospi 200 Index Futures Jun 2008 182.07 Put (120)	KRW	60,000	(599)
Jun 2008 194.57 Put (20)	KRW	10,000	(100)

Total Liability for Options Written (premiums received $779)			(758)

See accompanying notes which are an integral part of the financial statements.

14	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	—	BRL	—	05/02/08	—
USD	29	BRL	49	05/02/08	1
USD	580	BRL	987	05/02/08	14
USD	38	BRL	63	05/05/08	—
USD	580	BRL	1,000	06/18/08	14
USD	587	BRL	1,000	06/18/08	7
USD	591	BRL	1,000	06/18/08	3
USD	823	BRL	1,400	06/18/08	9
USD	1,135	BRL	2,000	06/18/08	53
USD	1,160	BRL	2,000	06/18/08	28
USD	1,771	BRL	3,000	06/18/08	11
USD	2,322	BRL	4,000	06/18/08	54
USD	11,249	BRL	19,100	06/18/08	96
USD	15	EUR	10	05/02/08	—
USD	32	EUR	21	05/05/08	—
USD	31	GBP	16	05/01/08	—
USD	14	GBP	7	05/02/08	—
USD	69	IDR	635,934	05/02/08	—
USD	146	IDR	1,341,789	05/05/08	—
USD	527	KRW	500,000	06/18/08	(29)
USD	911	KRW	900,000	06/18/08	(14)
USD	2,054	KRW	2,000,000	06/18/08	(61)
USD	2,109	KRW	2,000,000	06/18/08	(116)
USD	2,621	KRW	2,600,000	06/18/08	(30)
USD	2,636	KRW	2,500,000	06/18/08	(143)
USD	6,747	KRW	6,400,000	06/18/08	(369)
USD	14,018	KRW	13,300,000	06/18/08	(763)
USD	142	MXN	1,490	05/02/08	—
USD	139	MXN	1,500	06/18/08	3
USD	277	MXN	3,000	06/18/08	7
USD	463	MXN	5,000	06/18/08	11
USD	470	MXN	5,000	06/18/08	4
USD	556	MXN	6,000	06/18/08	13
USD	939	MXN	10,000	06/18/08	9
USD	1,111	MXN	12,000	06/18/08	26
USD	1,510	MXN	16,300	06/18/08	35
USD	2,055	MXN	22,200	06/18/08	48
USD	4,992	MXN	54,000	06/18/08	123
USD	—	THB	3	05/02/08	—
USD	—	THB	9	05/02/08	—
USD	305	ZAR	2,500	06/18/08	22
USD	873	ZAR	7,000	06/18/08	42
USD	1,005	ZAR	8,000	06/18/08	40
USD	1,219	ZAR	10,000	06/18/08	87
USD	1,660	ZAR	13,500	06/18/08	103
USD	2,714	ZAR	21,742	06/18/08	126
USD	4,025	ZAR	32,200	06/18/08	181

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	5,622	ZAR	45,000	06/18/08	257
USD	6,711	ZAR	53,700	06/18/08	302
BRL	3	USD	2	05/02/08	—
BRL	162	USD	95	05/02/08	(3)
BRL	26	USD	16	05/05/08	—
BRL	1,000	USD	590	06/18/08	(4)
BRL	1,000	USD	590	06/18/08	(4)
BRL	1,000	USD	598	06/18/08	5
BRL	2,000	USD	1,151	06/18/08	(37)
BRL	2,000	USD	1,177	06/18/08	(11)
BRL	2,500	USD	1,470	06/18/08	(15)
HKD	296	USD	37	05/01/08	(1)
KRW	200,000	USD	210	06/18/08	11
KRW	500,000	USD	516	06/18/08	18
KRW	600,000	USD	633	06/18/08	35
KRW	800,000	USD	843	06/18/08	46
KRW	1,000,000	USD	1,021	06/18/08	25
KRW	1,000,000	USD	1,035	06/18/08	38
KRW	1,000,000	USD	1,054	06/18/08	57
KRW	1,100,000	USD	1,159	06/18/08	63
KRW	4,100,000	USD	4,321	06/18/08	235
KRW	7,900,000	USD	8,327	06/18/08	454
MXN	32	USD	3	05/01/08	—
MXN	92	USD	9	05/02/08	—
MXN	156	USD	15	05/02/08	—
MXN	3,500	USD	328	06/18/08	(4)
MXN	4,000	USD	364	06/18/08	(15)
MXN	4,000	USD	369	06/18/08	(10)
MXN	4,000	USD	370	06/18/08	(9)
MXN	16,500	USD	1,528	06/18/08	(35)
MXN	23,000	USD	2,129	06/18/08	(50)
MXN	25,000	USD	2,313	06/18/08	(55)
PHP	651	USD	15	05/01/08	—
PHP	652	USD	15	05/02/08	—
PHP	5,017	USD	118	05/05/08	—
THB	391	USD	12	05/02/08	—
THB	917	USD	29	05/02/08	—
THB	2,091	USD	65	05/02/08	(1)
THB	143	USD	5	05/06/08	—
THB	536	USD	17	05/06/08	—
USD	958	BRL	1,593	04/30/08	—
ZAR	650	USD	88	05/01/08	2
ZAR	487	USD	64	05/06/08	(1)
ZAR	515	USD	68	05/07/08	—
ZAR	631	USD	83	05/08/08	—
ZAR	2,000	USD	247	06/18/08	(14)
ZAR	4,000	USD	503	06/18/08	(19)

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	15

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
ZAR	4,100	USD	511	06/18/08	(24)
ZAR	8,000	USD	973	06/18/08	(72)
ZAR	8,000	USD	989	06/18/08	(56)
ZAR	10,742	USD	1,342	06/18/08	(61)
ZAR	13,000	USD	1,625	06/18/08	(73)
ZAR	13,200	USD	1,646	06/18/08	(79)
ZAR	16,000	USD	1,961	06/18/08	(129)
ZAR	46,600	USD	5,818	06/18/08	(269)

Total Unrealized Appreciation (Depreciation) onOpen Foreign Currency Exchange Contracts					142

See accompanying notes which are an integral part of the financial statements.

16	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $

Auto and Transportation	3.5	53,672
Consumer Discretionary	3.3	51,707
Consumer Staples	4.4	69,863
Financial Services	21.6	349,002
Health Care	1.2	19,041
Integrated Oils	8.3	132,615
Materials and Processing	19.3	321,711
Miscellaneous	3.6	52,851
Other Energy	6.3	105,168
Producer Durables	2.9	49,643
Technology	9.2	148,481
Utilities	10.8	173,332
Warrants & Rights	0.4	6,265
Options Purchased	0.3	5,510
Short-Term Investments	4.2	68,024
Other Securities	5.7	92,300

Total Investments	105.0	1,699,185
Other Assets and Liabilities, Net	(5.0)	(80,358)

Net Assets	100.0	1,618,827

Geographic Diversification	% of Net Assets	Market Value $

Africa	6.2	101,442
Asia	39.7	641,864
Europe	16.9	273,322
Latin America	22.6	366,369
Middle East	6.1	99,314
Netherlands Antilles	0.1	1,873
Other Regions	5.7	90,560
United Kingdom	2.0	32,141
Other Securities	5.7	92,300

Total Investments	105.0	1,699,185
Other Assets and Liabilities, Net	(5.0)	(80,358)

Net Assets	100.0	1,618,827

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	17

Russell Investment Company

Emerging Markets Fund

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Catagories	% of Net Assets

Argentina	—	*
Bahrain	0.1
Bermuda	1.0
Brazil	9.1
Canada	0.3
Cayman Islands	1.5
Chile	0.5
China	3.7
Columbia	0.4
Cyprus	0.1
Czech Republic	0.7
Egypt	1.9
Greece	0.1
Hong Kong	2.7
Hungary	0.4
India	5.9
Indonesia	2.1
Israel	3.3
Kazakhstan	0.1
Luxembourg	3.1
Malaysia	1.8
Mexico	4.8
Netherlands	0.4
Nigeria	0.1
Oman	0.4
Pakistan	0.8
Philippines	0.3
Poland	0.7
Russia	8.7
Singapore	0.2
South Africa	6.1
South Korea	10.3
Taiwan	8.2
Thailand	2.5
Turkey	2.5
United Arab Emirates	0.3
United Kingdom	2.0
United States	0.9
Venezuela	—	*
Zimbabwe	—	*
Preferred Stock	6.4
Warrants & Rights	0.4
Options Purchased	0.3
Short-Term Investments	4.2
Other Securities	5.7

Total Investments	105.0
Other Assets and Liabilities Net	(5.0)

	100.0

Catagories	% of Net Assets

Futures Contracts	—	*
Options Written	(—	)*
Foreign Currency Exchange Contracts	—	*

*	Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

18	Emerging Markets Fund

Russell Investment Company

Real Estate Securities Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$925.20	$1,018.30
Expenses Paid During Period*	$6.32	$6.62

*	Expenses are equal to the Fund’s annualized expense ratio of 1.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$921.90	$1,014.57
Expenses Paid During Period*	$9.89	$10.37

*	Expenses are equal to the Fund’s annualized expense ratio of 2.07% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$925.20	$1,018.30
Expenses Paid During Period*	$6.32	$6.62

*	Expenses are equal to the Fund’s annualized expense ratio of 1.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Real Estate Securities Fund	19

Russell Investment Company

Real Estate Securities Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$926.40	$1,019.54
Expenses Paid During Period*	$5.12	$5.37

*	Expenses are equal to the Fund’s annualized expense ratio of 1.07% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

20	Real Estate Securities Fund

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.2%
Apartments - 14.2%
American Campus Communities, Inc. (ö)	294,356	8,987
Apartment Investment & Management Co. Class A (ö)(Ñ)	342,785	12,676
AvalonBay Communities, Inc. (ö)(Ñ)	794,255	79,227
BRE Properties, Inc. Class A (ö)(Ñ)	680,197	32,615
Camden Property Trust (ö)(Ñ)	699,000	36,984
Deutsche Wohnen AG	36,475	900
Equity Residential (ö)(Ñ)	1,997,061	82,918
Essex Property Trust, Inc. (ö)(Ñ)	272,468	32,424
Mid-America Apartment Communities, Inc. (ö)	158,000	8,295
Post Properties, Inc. (ö)(Ñ)	275,050	10,094
UDR, Inc. (ö)(Ñ)	339,800	8,590

		313,710

Diversified - 9.9%
British Land Co. PLC (ö)	125,092	2,085
CA Immobilien Anlagen AG	26,501	616
CapitaLand, Ltd.	325,000	1,638
Castellum AB (Ñ)	40,995	461
Cheung Kong Holdings, Ltd.	249	4
DB RREEF Trust (ö)	983,599	1,628
Forest City Enterprises, Inc. Class A (Ñ)	22,747	840
GPT Group (ö)	367,019	1,159
Great Eagle Holdings, Ltd.	965,291	2,784
Helical Bar PLC	111,652	751
Henderson Land Development Co., Ltd.	816,521	6,249
Hysan Development Co., Ltd. (Ñ)	544,565	1,581
ICADE (Æ)(ö)(Ñ)	15,109	2,162
iStar Financial, Inc. (ö)(Ñ)	259,100	4,988
IVG Immobilien AG	13,631	343
Kenedix Realty Investment Corp. Class A (ö)(Ñ)	60	353
Keppel Land, Ltd.	18,000	81
Kerry Properties, Ltd.(Ñ)	130,000	883
Land Securities Group PLC (ö)	257,232	7,818
Mirvac Group (ö)(Ñ)	617,960	2,436
Mitsubishi Estate Co., Ltd. (Ñ)	464,000	13,382
Mitsui Fudosan Co., Ltd.	517,700	12,936
New World China Land, Ltd. (Ñ)	1,663,661	1,247
Sino Land Co. (Ñ)	579,695	1,455
Sponda OYJ	69,397	863
Stockland (ö)	202,140	1,373

	Principal Amount ($) or Shares	Market Value $
Sumitomo Realty & Development Co., Ltd. (Ñ)	122,000	3,026
Sun Hung Kai Properties, Ltd.	512,320	8,915
Unibail-Rodamco (ö)(Ñ)	41,770	10,785
Vornado Realty Trust (ö)	1,200,078	111,715
Washington Real Estate Investment Trust (ö)(Ñ)	364,800	12,961
Wharf Holdings, Ltd.	253,515	1,279

		218,797

Free Standing Retail - 0.4%
National Retail Properties, Inc. (ö)(Ñ)	178,500	4,089
Realty Income Corp. (ö)(Ñ)	141,600	3,726

		7,815

Health Care - 9.1%
Cogdell Spencer, Inc. (ö)	94,250	1,597
HCP, Inc. (ö)	945,600	33,758
Health Care REIT, Inc. (ö)(Ñ)	407,700	19,753
Healthcare Realty Trust, Inc. (ö)(Ñ)	148,300	4,201
LTC Properties, Inc. (ö)(Ñ)	197,410	5,375
Medical Properties Trust, Inc. (ö)(Ñ)	435,763	5,294
Nationwide Health Properties, Inc. (ö)(Ñ)	1,486,275	53,536
Omega Healthcare Investors, Inc. (ö)	488,700	8,552
Senior Housing Properties Trust (ö)	537,685	12,878
Ventas, Inc. (ö)	1,123,200	54,543

		199,487

Industrial - 6.8%
AMB Property Corp. (ö)	564,800	32,617
DCT Industrial Trust, Inc. (ö)(Ñ)	1,178,100	11,781
EastGroup Properties, Inc. (ö)(Ñ)	33,061	1,578
First Potomac Realty Trust (ö)(Ñ)	272,100	4,623
Goodman Group (ö)(Ñ)	268,522	1,137
Prologis (ö)(Ñ)	1,569,063	98,239

		149,975

Lodging/Resorts - 5.2%
Ashford Hospitality Trust, Inc. (ö)(Ñ)	542,500	3,141
DiamondRock Hospitality Co. (ö)	314,500	4,010
Hospitality Properties Trust (ö)	65,100	2,092
Host Hotels & Resorts, Inc. (ö)(Ñ)	4,282,046	73,651
LaSalle Hotel Properties (ö)(Ñ)	50,424	1,617
Shangri-La Asia, Ltd.	341,953	945
Starwood Hotels & Resorts Worldwide, Inc.	512,861	26,776
Sunstone Hotel Investors, Inc. (ö)	95,668	1,787

		114,019

Real Estate Securities Fund	21

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc. (ö)	240,561	11,893

Mixed Industrial/Office - 1.2%
Liberty Property Trust (ö)	589,160	20,638
PS Business Parks, Inc. (ö)	96,100	5,501
Segro PLC (ö)	60,098	546

		26,685

Office - 13.6%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	221,558	23,270
Beni Stabili SpA (Ñ)	457,400	513
BioMed Realty Trust, Inc. (ö)(Ñ)	969,555	25,208
Boston Properties, Inc. (ö)	889,309	89,367
Brandywine Realty Trust (ö)	796,821	13,905
Brookfield Properties Corp.	949,249	19,108
CapitaCommercial Trust (ö)	767,000	1,276
Commonwealth Property Office Fund (ö)(Ñ)	487,941	646
Corporate Office Properties Trust SBI MD (ö)(Ñ)	248,400	9,265
Derwent London PLC (ö)	129,233	3,428
Douglas Emmett, Inc. (ö)	746,131	17,728
Great Portland Estates PLC (ö)(Ñ)	279,350	2,529
Hongkong Land Holdings, Ltd.	1,267,000	5,741
HRPT Properties Trust (ö)	790,200	5,476
Japan Real Estate Investment Corp. Class A (ö)	36	424
Kilroy Realty Corp. (ö)(Ñ)	304,830	15,949
Mack-Cali Realty Corp. (ö)	283,900	11,078
Maguire Properties, Inc. (ö)(Ñ)	75,836	1,221
Nomura Real Estate Office Fund, Inc. Class A (ö)(Ñ)	57	451
Norwegian Property ASA (Ñ)	55,585	485
NTT Urban Development Corp.	144	224
SL Green Realty Corp. (ö)	503,471	46,722
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	3,890	556
Tishman Speyer Office Fund (ö)(Ñ)	512,013	786
Tokyo Tatemono Co., Ltd.	195,000	1,688

		297,044

Regional Malls - 16.4%
CBL & Associates Properties, Inc. (ö)(Ñ)	343,300	8,407
CFS Retail Property Trust (ö)(Ñ)	307,748	649
General Growth Properties, Inc. (ö)(Ñ)	1,959,925	80,279

	Principal Amount ($) or Shares	Market Value $
Macerich Co. (The) (ö)(Ñ)	694,438	50,784
Simon Property Group, Inc. (ö)	1,817,208	181,466
Taubman Centers, Inc. (ö)	603,912	34,224
Westfield Group (ö)(Ñ)	365,429	6,259

		362,068

Self Storage - 5.0%
Extra Space Storage, Inc. (ö)(Ñ)	415,300	6,989
Public Storage (ö)(Ñ)	1,127,970	102,307
Safestore Holdings, Ltd.	169,616	490

		109,786

Shopping Centers - 11.3%
Cedar Shopping Centers, Inc. (ö)	101,300	1,266
Citycon OYJ (Æ)	82,076	476
Corio NV (ö)(Ñ)	29,549	2,758
Developers Diversified Realty Corp. (ö)(Ñ)	1,064,014	45,699
Eurocommercial Properties NV (ö)	18,734	1,077
Federal Realty Investment Trust (ö)(Ñ)	969,419	79,638
Hammerson PLC (ö)	170,567	3,396
Inland Real Estate Corp. (ö)(Ñ)	7,600	123
Kimco Realty Corp. (ö)(Ñ)	785,400	31,345
Kite Realty Group Trust (ö)	335,100	4,551
Mercialys SA (ö)	14,060	654
Regency Centers Corp. (ö)	850,530	60,872
Saul Centers, Inc. (ö)	57,850	2,887
Tanger Factory Outlet Centers (ö)(Ñ)	340,950	13,754

		248,496

Specialty - 2.6%
Digital Realty Trust, Inc. (ö)(Ñ)	987,596	38,269
DuPont Fabros Technology, Inc. (ö)(Ñ)	303,000	5,454
Plum Creek Timber Co., Inc. (ö)(Ñ)	209,200	8,544
Rayonier, Inc. (ö)(Ñ)	139,500	5,863

		58,130

Total Common Stocks
(cost $1,664,926)		2,117,905

Short-Term Investments - 3.8%
Russell Investment Company Money Market Fund	83,493,000	83,493

Total Short-Term Investments
(cost $83,493)		83,493

22	Real Estate Securities Fund

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 18.7%
Russell Investment Company Money Market Fund (×)	89,635,347	89,635
State Street Securities Lending Quality Trust (×)	322,594,243	322,595

Total Other Securities
(cost $412,229)		412,230

Total Investments - 118.7%
(identified cost $2,160,648)		2,613,628

Other Assets and Liabilities, Net - (18.7%)		(412,244)

Net Assets - 100.0%		2,201,384

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund	23

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	37	AUD	39	05/01/08	1
USD	43	AUD	46	05/01/08	—
USD	17	AUD	18	05/02/08	—
USD	25	AUD	27	05/02/08	—
USD	69	AUD	73	05/02/08	—
USD	13	HKD	104	05/02/08	—
USD	13	HKD	105	05/02/08	—
USD	70	HKD	549	05/02/08	—
USD	3	JPY	301	05/01/08	—
USD	8	JPY	841	05/01/08	—
USD	151	JPY	15,677	05/01/08	—
USD	12	JPY	1,283	05/02/08	—
USD	55	SGD	74	05/05/08	—
AUD	19	USD	17	05/01/08	(1)
AUD	123	USD	116	05/02/08	—
EUR	30	USD	47	05/02/08	—
GBP	11	USD	22	05/01/08	—
GBP	12	USD	24	05/01/08	—
GBP	7	USD	15	05/02/08	—
GBP	14	USD	28	05/02/08	—
HKD	237	USD	30	05/02/08	—
HKD	811	USD	104	05/02/08	—
JPY	1,065	USD	10	05/01/08	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					—

See accompanying notes which are an integral part of the financial statements.

24	Real Estate Securities Fund

Russell Investment Company

Real Estate Securities Fund

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Apartments	14.2
Diversified	9.9
Free Standing Retail	0.4
Health Care	9.1
Industrial	6.8
Lodging/Resorts	5.2
Manufactured Homes	0.5
Mixed Industrial/Office	1.2
Office	13.6
Regional Malls	16.4
Self Storage	5.0
Shopping Center	11.3
Specialty	2.6
Short-Term Investments	3.8
Other Securities	18.7

Total Investments	118.7
Other Assets and Liabilities, Net	(18.7)

	100.0

Foreign Currency Exchange Contracts	—	*

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund	25

Russell Investment Company

Short Duration Bond Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,026.30	$1,020.14
Expenses Paid During Period*	$4.79	$4.77

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,022.70	$1,016.41
Expenses Paid During Period*	$8.55	$8.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.70% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,026.40	$1,020.14
Expenses Paid During Period*	$4.79	$4.77

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

26	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,028.30	$1,021.38
Expenses Paid During Period*	$3.53	$3.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.70% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Short Duration Bond Fund	27

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 90.5%
Asset-Backed Securities - 19.8%
American Express Credit Account Master Trust (Ê)
Series 2007-7 Class A
2.756% due 02/17/15	3,000	2,857
AmeriCredit Automobile Receivables Trust
Series 2007-BF Class A2
5.310% due 01/06/11	254	254
Argent Securities, Inc. (Ê)
Series 2006-M2 Class A2A
2.945% due 09/25/36	183	180
Asset Backed Securities Corp. Home Equity (Ê)
Series 2002-HE1 Class M1
4.366% due 03/15/32	664	580
Series 2004-HE6 Class A1
3.170% due 09/25/34	160	144
Atlantic City Electric Transition Funding LLC
Series 2003-1 Class A2
4.460% due 10/20/16	1,525	1,508
Bank of America Credit Card Trust (Ê)
Series 2008-A1 Class A1
3.296% due 04/15/13	200	197
Series 2008-A5 Class A5
4.095% due 12/16/13	4,545	4,545
Bear Stearns Asset Backed Securities Trust (Ê)
Series 2004-BO1 Class 1A1
3.095% due 09/25/34	2	2
Series 2007-HE7 Class 1A1
3.895% due 08/25/37	663	608
Capital Auto Receivables Asset Trust
Series 2005-1 Class A4
4.050% due 07/15/09	15	15
Series 2006-1 Class A3
5.030% due 10/15/09	524	526
Capital One Multi-Asset Execution Trust
Series 2003-A4 Class A4
3.650% due 07/15/11	1,825	1,827
Series 2005-A8 Class A
4.400% due 08/15/11	1,500	1,507
Capital One Prime Auto Receivables Trust
Series 2004-3 Class A4
3.690% due 06/15/10	573	573

	Principal Amount ($) or Shares	Market Value $
Series 2004-3 Class B
3.860% due 08/15/11	1,500	1,501
Caterpillar Financial Asset Trust
Series 2006-A Class A3
5.570% due 05/25/10	623	628
Centex Home Equity
Series 2003-C Class AF4
4.960% due 04/25/32	111	111
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2001-4 Class 1A6
6.241% due 01/25/13	18	18
Series 2003-3 Class 1A4
3.303% due 11/25/29	38	38
Chase Issuance Trust
Series 2005-A10 Class A10
4.650% due 12/17/12	3,155	3,183
Chase Manhattan Auto Owner Trust
Series 2005-A Class CTFS
4.040% due 04/15/11	269	269
Series 2006-A Class A3
5.340% due 07/15/10	1,075	1,084
Series 2006-A Class A4
5.360% due 01/15/13	1,700	1,726
CIT Marine Trust
Series 1999-A Class A4
6.250% due 11/15/19	369	352
Citibank Credit Card Issuance Trust
Series 2007-A5 Class A5
5.500% due 06/22/12	4,175	4,287
Series 2007-A8 Class A8
5.650% due 09/20/19	150	148
Community Program Loan Trust
Series 1987-A Class A4
4.500% due 10/01/18	1,357	1,343
Countrywide Asset-Backed Certificates
Series 2001-BC3 Class A (Ê)
3.375% due 12/25/31	96	85
Series 2005-1 Class AF4
5.147% due 07/25/35	655	612
Series 2005-7 Class AF2
4.367% due 11/25/35	380	379
Series 2006-16 Class 2A1 (Ê)
2.945% due 12/25/46	148	145
Daimler Chrysler Auto Trust
Series 2005-A Class A4
3.740% due 02/08/10	2,021	2,024

28	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2008-A Class A3A
3.700% due 06/08/12	600	591
Discover Card Master Trust
Series 2008-A3 Class A3
5.100% due 10/15/13	4,600	4,683
E-Trade RV and Marine Trust
Series 2004-1 Class A3
3.620% due 10/08/18	1,105	1,075
Equity One ABS, Inc.
Series 2003-4 Class M1
5.369% due 10/25/34	1,477	1,166
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2002-50 Class A6
3.614% due 09/27/12	111	111
First USA Credit Card Master Trust (Ê)
Series 1998-6 Class A
2.892% due 04/18/11	700	700
Ford Credit Auto Owner Trust
Series 2005-B Class A4
4.380% due 01/15/10	425	425
Series 2005-B Class B
4.640% due 04/15/10	1,250	1,248
Series 2005-C Class B
4.520% due 09/15/10	1,000	1,004
Series 2007-B Class A4A
5.240% due 07/15/12	5,750	5,786
Series 2008-A Class A2 (Ê)
3.316% due 07/15/10	400	399
Series 2008-B Class A2 (Ê)
1.000% due 12/15/10	1,000	1,001
FPL Recovery Funding LLC
Series 2007-A Class A1
5.053% due 02/01/13	1,300	1,313
Fremont Home Loan Trust (Ê)
Series 2006-E Class 2A1
2.955% due 01/25/37	463	433
GE Capital Credit Card Master Note Trust
Series 2007-3 Class A2
5.400% due 06/15/13	4,450	4,570
GE Commercial Equipment Financing LLC (Ê)
Series 2004-1 Class B
3.000% due 12/20/15	468	464

	Principal Amount ($) or Shares	Market Value $
GE Corporate Aircraft Financing LLC (Ê)(Þ)
Series 2004-1A Class B
3.745% due 01/25/18	155	146
GE-WMC Mortgage Securities LLC (Ê)
Series 2006-1 Class A2A
2.935% due 08/25/36	244	237
GMAC Mortgage Corp. Loan Trust
Series 2004-GH1 Class A2
4.390% due 12/25/25	605	593
GSAMP Trust (Ê)
Series 2004-SEA Class A2A
3.185% due 03/25/34	214	210
Series 2007-FM1 Class A2A
2.965% due 12/25/36	600	576
Harley-Davidson Motorcycle Trust
Series 2003-4 Class A2
2.690% due 04/15/11	262	262
Series 2006-3 Class A3
5.240% due 01/15/12	2,010	2,029
Series 2007-3 Class A4
5.520% due 11/15/13	2,000	2,023
HFC Home Equity Loan Asset Backed Certificates (Ê)
Series 2005-1 Class A
3.090% due 01/20/34	283	234
Honda Auto Receivables Owner Trust
Series 2004-3 Class A4
3.280% due 02/18/10	1,044	1,044
Series 2005-2 Class A4
4.150% due 10/15/10	715	717
Series 2005-3 Class A4
4.030% due 12/20/10	2,750	2,754
Series 2006-3 Class A3
5.120% due 10/15/10	590	595
Household Credit Card Master Note Trust I (Ê)
Series 2007-1 Class A
2.766% due 04/15/13	750	728
Series 2007-2 Class A
3.266% due 07/15/13	3,860	3,774
Lehman XS Trust (Ê)
Series 2006-9 Class A1A
2.965% due 05/25/46	140	133
Long Beach Mortgage Loan Trust (Ê)
Series 2004-4 Class 1A1
3.175% due 10/25/34	20	17

Short Duration Bond Fund	29

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mastr Asset Backed Securities Trust (Ê)
Series 2006-HE5 Class A1
2.955% due 11/25/36	488	474
Nissan Auto Receivables Owner Trust
Series 2005-B Class A3
3.990% due 07/15/09	163	163
Series 2005-C Class A4
4.310% due 03/15/11	900	903
Series 2008-A Class A3
3.890% due 08/15/11	430	426
Onyx Acceptance Grantor Trust
Series 2005-A Class A4
3.910% due 09/15/11	1,359	1,342
PG&E Energy Recovery Funding LLC
Series 2005-1 Class A2
3.870% due 06/25/11	655	656
Series 2005-2 Class A1
4.850% due 06/25/11	451	454
Public Service New Hampshire Funding LLC
Series 2001-1 Class A2
5.730% due 11/01/10	314	316
Railcar Leasing LLC (Þ) Series 1997-1 Class A2 7.125% due 01/15/13	759	785
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 3.065% due 08/25/36	337	323
SLM Student Loan Trust (Ê) Series 2006-9 Class A2
2.920% due 04/25/17	316	316
Series 2008-2 Class A1
3.220% due 01/26/15	98	97
USAA Auto Owner Trust Series 2005-2 Class A4
4.170% due 02/15/11	1,885	1,891
Series 2006-2 Class A4 5.370% due 02/15/12	600	609
Series 2006-4 Class A2 5.160% due 11/16/09	383	383
Series 2007-2 Class A3 4.900% due 02/15/12	1,900	1,916
Series 2008-1 Class A3 4.160% due 04/16/12	525	524
Series 2008-2 Class A3 4.640% due 10/15/12	385	386

	Principal Amount ($) or Shares	Market Value $
Wells Fargo Financial Owner Trust Series 2004-4 Class A4 3.440% due 05/17/12	283	282

		86,543

Corporate Bonds and Notes - 24.7%
Abbott Laboratories 5.600% due 05/15/11	160	168
Aetna, Inc. 7.875% due 03/01/11	200	213
Alabama Power Co. Series 07-D 4.850% due 12/15/12	750	759
Allstate Corp. (The) 7.200% due 12/01/09	2,000	2,092
Allstate Life Global Funding Trusts Series MTN 5.375% due 04/30/13	200	203
AMB Property, LP 6.300% due 06/01/13	650	655
American Airlines, Inc. Series 01-1
6.817% due 11/23/12	370	342
Series 99-1 7.324% due 04/15/11	95	91
American Express Bank FSB (Ñ) Series BKNT 5.500% due 04/16/13	1,050	1,050
American Express Centurion Bank Series BKNT 5.200% due 11/26/10	500	507
American Express Travel Related Services Co., Inc. (Þ) 5.250% due 11/21/11	4,120	4,156
American General Finance Corp. Series MTNI 4.625% due 05/15/09	530	528
American International Group, Inc. 4.700% due 10/01/10	1,950	1,949
Ameriprise Financial, Inc. 5.350% due 11/15/10	500	506
Ameritech Capital Funding Corp. 6.250% due 05/18/09	2,000	2,036
Amgen, Inc. 4.000% due 11/18/09	160	160
Associates Corp. of North America 8.550% due 07/15/09	750	785
AT&T Corp. 7.300% due 11/15/11	900	968

30	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AT&T, Inc. 4.125% due 09/15/09	2,510	2,517
Bank of America Corp. (ƒ) 8.000% due 12/29/49	3,575	3,637
Bear Stearns Cos., Inc. (The)(Ê) 2.979% due 07/16/09	1,600	1,543
Boston Scientific Corp. 6.400% due 06/15/16	390	376
Capital One Bank USA North America (Ñ)
5.000% due 06/15/09	530	527
Capmark Financial Group, Inc. 5.875% due 05/10/12	775	644
Caterpillar Financial Services Corp.
4.500% due 06/15/09	1,250	1,260
3.578% due 02/08/10 (Ê)	2,000	1,988
Charter Communications, Inc. (Ñ)(Þ) 10.875% due 09/15/14	240	254
CIT Group, Inc.
4.250% due 02/01/10 (Ñ)	795	685
3.021% due 03/12/10 (Ê)(Ñ)	1,305	1,056
3.187% due 07/28/11 (Ê)	358	292
Citigroup Funding, Inc. (Ê) 2.606% due 06/26/09	200	197
Citigroup, Inc.
5.500% due 04/11/13	700	704
8.400% due 04/29/49 (ƒ)	545	552
Comcast Cable Communications LLC 6.875% due 06/15/09	1,040	1,067
Commonwealth Edison Co. Series 98 6.150% due 03/15/12	250	259
ConocoPhillips 8.750% due 05/25/10	1,246	1,369
Constellation Brands, Inc. (Ñ) Series B 8.125% due 01/15/12	200	204
Costco Wholesale Corp. 5.300% due 03/15/12	285	296
COX Communications, Inc. 4.625% due 01/15/10	420	418
Dean Holding Co. (Ñ) 6.625% due 05/15/09	275	276
Delta Air Lines, Inc. Series 00-1 7.570% due 11/18/10	480	466
Discover Financial Services (Ê) Series WI 3.431% due 06/11/10	650	648

	Principal Amount ($) or Shares	Market Value $
Dominion Resources, Inc. Series B 6.250% due 06/30/12	350	368
Dr Pepper Snapple Group, Inc. (Þ)(Å) 6.120% due 05/01/13	500	511
E*Trade Financial Corp. (Þ) 12.500% due 11/30/17	450	466
EI Du Pont de Nemours & Co. 5.000% due 01/15/13	2,220	2,265
Enterprise Products Operating, LP Series B 4.625% due 10/15/09	350	351
Ford Motor Credit Co. LLC 7.375% due 10/28/09	200	193
Series WI (Ñ) 9.750% due 09/15/10	205	199
Fortune Brands, Inc. 5.125% due 01/15/11	350	348
FPL Group Capital, Inc. 5.625% due 09/01/11	240	249
General Electric Capital Corp.
4.875% due 10/21/10	3,150	3,229
4.800% due 05/01/13	1,365	1,370
General Mills, Inc. 5.650% due 09/10/12	415	427
Genworth Financial, Inc. 5.650% due 06/15/12	500	496
Georgia-Pacific LLC 9.500% due 12/01/11	235	248
Gillette Co. (The) 3.800% due 09/15/09	500	503
GMAC LLC
6.875% due 09/15/11	400	333
6.000% due 12/15/11 (Ñ)	100	79
Goldman Sachs Capital II (ƒ) 5.793% due 12/29/49	750	566
Hertz Vehicle Financing LLC (Þ) Series 2005-2A Class A2 4.930% due 02/25/10	1,000	985
Hewlett-Packard Co. 4.500% due 03/01/13	2,255	2,273
HSBC Finance Corp. 4.125% due 11/16/09	3,270	3,263
IBM International Group Capital LLC 5.050% due 10/22/12	335	346
International Lease Finance Corp. 6.375% due 03/25/13	1,900	1,926
John Deere Capital Corp. (Ê) 2.999% due 10/16/09	4,950	4,937

Short Duration Bond Fund	31

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JPMorgan Chase & Co.
3.800% due 10/02/09	3,040	3,000
6.625% due 03/15/12	2,600	2,714
5.375% due 10/01/12	1,775	1,825
Series 1 (ƒ)
7.900% due 12/31/49	670	683
KBC Bank Funding Trust III (ƒ)(Þ) 9.860% due 11/29/49	650	694
Kraft Foods, Inc. (Ñ) 4.125% due 11/12/09	190	189
LaBranche & Co., Inc. 11.000% due 05/15/12	225	229
Lehman Brothers Holdings Capital Trust V (ƒ)
5.857% due 11/29/49	540	383
Lehman Brothers Holdings, Inc. (Ê) 3.233% due 05/25/10	800	751
Lowe’s Cos., Inc. 5.600% due 09/15/12	1,300	1,341
Lubrizol Corp. 4.625% due 10/01/09	560	559
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	840	826
Marshall & Ilsley Corp. 5.626% due 08/17/09	4,850	4,847
Medco Health Solutions, Inc. 6.125% due 03/15/13	485	496
Merrill Lynch & Co., Inc.
3.120% due 07/25/11 (Ê)	500	459
6.150% due 04/25/13	470	469
Metropolitan Life Global Funding I (Å) 5.125% due 04/10/13	1,500	1,506
Mizuho JGB Investment LLC (ƒ)(Þ) 9.870% due 12/31/49	500	501
Motorola, Inc. (Ñ) 5.375% due 11/15/12	300	284
National City Bank Series BKNT 4.250% due 01/29/10	1,650	1,567
Nuveen Investments, Inc. 5.000% due 09/15/10	385	338
ONEOK Partners, LP 5.900% due 04/01/12	500	509
Pacific Gas & Electric Co. 4.200% due 03/01/11	480	477
Pacific Life Global Funding (Å) 5.150% due 04/15/13	900	901
Power Contract Financing LLC (Þ) Series 144a 6.256% due 02/01/10	137	139

	Principal Amount ($) or Shares	Market Value $
Principal Life Income Funding Trusts 5.300% due 04/24/13	200	202
SLM Corp. 3.080% due 07/26/10 (Ê)	100	87
Series MTNA 4.500% due 07/26/10	1,075	959
Sprint Capital Corp. 7.625% due 01/30/11	190	180
Suncom Wireless, Inc. 8.500% due 06/01/13	340	354
TIAA Global Markets, Inc. (Þ) 5.125% due 10/10/12	2,500	2,546
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	470	473
Union Pacific Corp. 6.500% due 04/15/12	690	731
Union Planters Corp. 7.750% due 03/01/11	1,060	1,095
United Technologies Corp.
4.375% due 05/01/10	425	430
7.125% due 11/15/10 (Ñ)	270	292
UnitedHealth Group, Inc. 4.875% due 02/15/13	305	291
Verizon Communications, Inc. 4.350% due 02/15/13	1,055	1,040
Viacom, Inc. 5.750% due 04/30/11	520	526
Wachovia Capital Trust III (ƒ) 5.800% due 03/15/42	895	712
Wachovia Corp.
5.500% due 05/01/13	1,200	1,203
7.980% due 12/31/49 (ƒ)(Ñ)	500	492
Wachovia Mortgage FSB Series BKNT 4.125% due 12/15/09	130	131
Wal-Mart Stores, Inc. 4.250% due 04/15/13	430	432
Washington Mutual Preferred Funding LLC (ƒ)(Ñ)(Þ) 9.750% due 10/29/49	500	435
WellPoint, Inc. 6.375% due 01/15/12	440	452
Wells Fargo & Co.
5.250% due 10/23/12	3,500	3,572
4.375% due 01/31/13	425	420
Willis NA, Inc. 5.125% due 07/15/10	230	229

32	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

XTO Energy, Inc. 4.625% due 06/15/13	345	340

		107,645

International Debt - 4.5%
Abu Dhabi National Energy Co. (Þ) 5.620% due 10/25/12	500	507
AstraZeneca PLC 5.400% due 09/15/12	3,345	3,466
Barclays Bank PLC
5.450% due 09/12/12	3,710	3,782
7.434% due 09/29/49 (ƒ)(Þ)	150	144
Catalyst Paper Corp. (Ñ) Series D 8.625% due 06/15/11	210	180
Credit Agricole SA/London (Ê)(Þ) 3.140% due 05/28/10	300	300
Credit Agricole SA/London (Ê)(Þ) 3.090% due 05/28/09	300	300
Diageo Capital PLC 7.250% due 11/01/09	480	502
EnCana Corp. 4.750% due 10/15/13	425	423
Galaxy Entertainment Finance Co., Ltd. (Þ)
9.875% due 12/15/12	350	354
Gaz Capital SA (Å) 8.146% due 04/11/18	200	212
Glitnir Banki HF (Þ) 6.375% due 09/25/12	5,420	4,687
ICICI Bank, Ltd. (Ê)(Þ) 3.250% due 01/12/10	1,100	1,060
Invesco, Ltd. 5.625% due 04/17/12	390	381
Koninklijke Philips Electronics NV (Ñ)
4.625% due 03/11/13	755	753
Korea Southern Power Co., Ltd. (Å)
5.375% due 04/18/13	275	276
Nine Dragons Paper Holdings, Ltd. (Å)
7.875% due 04/29/13	165	164
Norske Skogindustrier ASA (Þ)
6.125% due 10/15/15	215	133
7.125% due 10/15/33	100	72
Quebecor World Capital Corp. (Ø)
6.125% due 11/15/13	70	29
Sappi Papier Holding AG (Þ)
6.750% due 06/15/12	440	415
Transocean, Inc.
5.250% due 03/15/13	315	318

	Principal Amount ($) or Shares	Market Value $
Tyco Electronics Group SA (Þ)
6.000% due 10/01/12	760	775
XL Capital, Ltd. (ƒ)
Series E
6.500% due 12/31/49	320	224

		19,457

Loan Agreements - 0.1%
ALLTEL Holding Corp., Term Loan B
5.466% due 05/15/15	124	115
First Data Corp., Term Loan B
5.349% due 09/24/14	8	7
5.446% due 09/24/14	18	17
5.645% due 09/24/14	248	233
Texas Competitive Electric Holdings Co. LLC
4.896% due 10/10/14	249	238

		610

Mortgage-Backed Securities - 38.9%
American Home Mortgage Investment Trust
Series 2004-3 Class 5A
4.290% due 10/25/34	1,456	1,300
Series 2004-4 Class 4A
4.390% due 02/25/45	441	401
Banc of America Commercial Mortgage, Inc.
Series 2003-1 Class SBB (Þ)
5.860% due 03/11/32	115	126
Series 2003-1 Class SBC (Þ)
5.790% due 03/11/32	115	126
Series 2006-4 Class A2
5.522% due 09/10/11	1,200	1,203
Banc of America Funding Corp.
Series 2005-D Class A1 (Ê)
4.113% due 05/25/35	6,877	6,414
Series 2006-2 Class 2A18
5.750% due 03/25/36	2,734	2,683
Series 2006-A Class 1A1 (Ê)
4.624% due 02/20/36	339	322
Banc of America Mortgage Securities, Inc.
Series 2004-2 Class 2A1
5.250% due 03/25/34	790	774
Series 2004-2 Class 5A1
6.500% due 10/25/31	185	177
Series 2004-I Class 2A2 (Ê)
4.684% due 10/25/34	537	525

Short Duration Bond Fund	33

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-L Class 1A1 (Ê)
6.267% due 01/25/35	67	68
Series 2004-L Class 2A1 (Ê)
4.370% due 01/25/35	1,490	1,425
Series 2005-8 Class A7
5.500% due 09/25/35	493	495
Series 2005-9 Class 2A1
4.750% due 10/25/20	511	505
Series 2005-G Class 2A1 (Ê)
4.922% due 08/25/35	336	323
Bear Stearns Adjustable Rate Mortgage Trust (Ê)
Series 2003-1 Class 5A1
5.437% due 04/25/33	438	410
Series 2003-8 Class 2A1
4.761% due 01/25/34	316	303
Bear Stearns Alt-A Trust (Ê)
Series 2005-4 Class 23A1
5.371% due 05/25/35	876	764
Series 2005-7 Class 22A1
5.706% due 09/25/35	55	46
Bear Stearns Asset Backed Securities Trust
Series 2003-AC3 Class A1
4.000% due 07/25/33	336	295
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP Class A1
5.060% due 11/15/16	232	232
Series 2004-ESA Class H (Þ)
5.426% due 05/14/16	900	923
Series 2004-PWR Class A2
4.254% due 07/11/42	457	454
Bear Stearns Mortgage Funding Trust (Ê)
Series 2007-AR1 Class 2A1
2.965% due 02/25/37	1,157	1,015
Bear Stearns Structured Products, Inc. (Ê)
Series 2007-R6 Class 1A1
5.682% due 01/26/36	270	226
Series 2007-R6 Class 2A1
5.783% due 12/26/46	183	151
Chase Commercial Mortgage Securities Corp.
Series 2000-2 Class B
7.782% due 07/15/32	415	439

	Principal Amount ($) or Shares	Market Value $
Chase Issuance Trust
Series 2007-A15 Class A
4.960% due 09/17/12	3,200	3,248
Chase Mortgage Finance Corp.
Series 2007-A1 Class 8A1
4.244% due 02/25/37	932	880
Commercial Mortgage Acceptance Corp.
Series 1998-C2 Class A3
6.040% due 09/15/30	269	269
Commercial Mortgage Pass Through Certificates
Series 1999-1 Class A2
6.455% due 05/15/32	369	370
Series 2001-J1A Class A2 (Þ)
6.457% due 02/16/34	90	93
Series 2004-LB2 Class A2
3.600% due 03/10/39	1,000	994
Series 2006-C7 Class A2
5.690% due 06/10/46	110	111
Countrywide Alternative Loan Trust
Series 2003-6T2 Class A1
6.500% due 06/25/33	16	16
Series 2003-J2 Class A1
6.000% due 10/25/33	298	279
Series 2004-12C Class 1A1
5.000% due 07/25/19	1,993	1,923
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-22 Class A3
4.800% due 11/25/34	272	255
Series 2004-HYB Class 1A1
4.720% due 02/20/35	494	480
Series 2005-HYB Class 5A1 (Ê)
5.250% due 02/20/36	920	739
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C4 Class A2
3.908% due 08/15/36	842	839
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê)
Series 2007-AR1 Class A3B
2.965% due 01/25/47	468	437
DLJ Commercial Mortgage Corp.
Series 1999-CG3 Class A3
7.730% due 10/10/32	900	935
Fannie Mae
5.500% due 2009	99	99
6.000% due 2010	43	43

34	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.500% due 2010	54	57
6.000% due 2011	77	78
6.500% due 2011	34	35
5.000% due 2013	480	486
5.500% due 2013	448	459
6.000% due 2013	230	238
6.000% due 2014	1,150	1,190
5.500% due 2016	818	838
5.000% due 2017	69	69
5.500% due 2017	1,305	1,336
6.000% due 2017	138	141
7.000% due 2017	139	146
8.000% due 2017	726	766
5.000% due 2018	2,835	2,861
5.000% due 2019	392	396
5.000% due 2020	249	251
5.000% due 2021	811	817
5.500% due 2033	65	66
6.000% due 2033	22	23
6.050% due 2033 (Ê)	105	106
5.500% due 2034	11,302	11,404
4.647% due 2035 (Ê)	390	394
4.761% due 2035 (Ê)	493	498
4.901% due 2035 (Ê)	23,208	23,484
5.500% due 2035	16,542	16,661
6.661% due 2035 (Ê)	3,403	3,425
6.500% due 2037	—	—
5.576% due 2041 (Ê)	613	617
5.526% due 2042 (Ê)	302	304
15 Year TBA (Ï)
4.500%	3,600	3,554
30 Year TBA (Ï)
5.000%	2,000	1,964
6.500%	3,180	3,459
Fannie Mae Grantor Trust
Series 2001-T3 Class A1
7.500% due 11/25/40	476	505
Series 2001-T4 Class A1
7.500% due 07/25/41	75	80
Series 2001-T10 Class A1
7.000% due 12/25/41	113	119
Series 2001-T10 Class A2
7.500% due 12/25/41	62	65
Series 2002-T19 Class A1
6.500% due 07/25/42	880	920
Fannie Mae REMICS
Series 2001-50 Class BA
7.000% due 10/25/41	135	144

	Principal Amount ($) or Shares	Market Value $
Series 2003-16 Class BH
5.000% due 03/25/17	1,654	1,681
Series 2003-24 Class PU
3.500% due 11/25/15	147	146
Series 2003-63 Class GU
4.000% due 07/25/33	538	538
Series 2003-75 Class NB
3.250% due 08/25/18	375	370
Series 2007-73 Class A1 (Ê)
2.955% due 07/25/37	423	387
Fannie Mae Whole Loan
Series 2002-W3 Class A4
6.500% due 09/25/28	622	641
Series 2003-W2 Class 1A1
6.500% due 07/25/42	334	355
Series 2004-W11 Class 1A3
7.000% due 05/25/44	363	391
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2002-51 Class 1A
6.500% due 09/25/43	276	284
Series 2003-54 Class 2A
6.500% due 02/25/43	230	238
Series 2004-59 Class 1A2
7.000% due 10/25/43	950	1,027
Series 2005-63 Class 1A1 (Ê)
5.722% due 02/25/45	626	591
First Horizon Alternative Mortgage Securities (Ê) Series 2005-AA7 Class 2A1 5.407% due 09/25/35	315	260
First Union-Chase Commercial Mortgage Series 1999-C2 Class A2 6.645% due 06/15/31	694	702
First Union-Lehman Brothers- Bank of America Series 1998-C2 Class A2 6.560% due 11/18/35	35	35
Freddie Mac
4.500% due 2009	264	266
5.500% due 2009	40	40
6.000% due 2009	11	11
3.500% due 2010	153	154
4.000% due 2010	373	376
6.000% due 2010	20	20
8.000% due 2010	1	1
6.000% due 2011	204	211
6.000% due 2013	71	74
5.500% due 2014	219	228

Short Duration Bond Fund	35

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.000% due 2014	80	83
6.000% due 2016	343	356
5.000% due 2018	421	426
6.000% due 2018	305	315
6.000% due 2028	102	103
5.500% due 2029	75	70
6.000% due 2029	183	189
6.000% due 2031	255	263
6.000% due 2032	309	319
6.000% due 2033	547	563
4.909% due 2035 (Ê)	708	717
Freddie Mac REMICS
Series 2003-255 Class PB
5.500% due 08/15/30	5	5
Series 2003-258 Class NS
3.250% due 09/15/15	716	711
Series 2003-261 Class JA
3.760% due 03/15/29	982	966
Series 2004-285 Class BA
4.500% due 02/15/20	957	964
Series 2006-314 Class LF (Ê)
3.016% due 05/15/36	552	545
Series 2007-333 Class AF (Ê)
2.866% due 10/15/20	2,635	2,579
Series 2007-333 Class BF (Ê)
2.866% due 07/15/19	422	414
Series 2007-333 Class FT (Ê)
2.866% due 08/15/19	2,015	1,973
Series 2007-334 Class FA (Ê)
2.946% due 02/15/19	1,747	1,711
GE Capital Commercial Mortgage Corp.
Series 2001-1 Class A2
6.531% due 05/15/33	420	436
Series 2001-3 Class A1
5.560% due 06/10/38	653	661
Series 2002-1A Class A3
6.269% due 12/10/35	420	434
Series 2004-C3 Class A1
3.752% due 07/10/39	678	675
Series 2005-C1 Class A1
4.012% due 06/10/48	567	564
Ginnie Mae I
9.500% due 2017	—	—
Ginnie Mae II (Ê)
5.625% due 2027	66	67
5.000% due 2032	91	92

	Principal Amount ($) or Shares	Market Value $
GMAC Commercial Mortgage Securities, Inc.
Series 1999-C1 Class A2
6.175% due 05/15/33	84	84
Series 2000-C2 Class B
7.594% due 06/16/10	450	474
GMAC Mortgage Corp. Loan Trust (Ê) Series 2005-AR2 Class 4A 5.182% due 05/25/35	107	96
Government National Mortgage Association
Series 2004-78 Class A
3.590% due 11/16/17	1,422	1,415
Series 2006-67 Class A
3.947% due 11/16/30	913	905
Series 2007-4 Class A
4.206% due 06/15/29	972	968
Series 2007-15 Class A
4.512% due 10/16/28	1,313	1,315
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR8 Class 1A1A 2.975% due 01/25/47	666	634
GS Mortgage Securities Corp. II Series 2007-GG1 Class A1 5.690% due 08/10/45	1,225	1,228
GSMPS Mortgage Loan Trust (Þ)
Series 2005-RP1 Class 1A3
8.000% due 01/25/35	173	175
Series 2005-RP1 Class 1A4
8.500% due 01/25/35	101	104
Series 2006-RP1 Class 1A2
7.500% due 01/25/36	123	130
GSR Mortgage Loan Trust
Series 2004-7 Class 1A1
5.312% due 06/25/34	473	443
Series 2005-AR6 Class 2A1 (Ê)
4.539% due 09/25/35	706	661
Harborview Mortgage Loan Trust (Ê)
Series 2005-4 Class 3A1
5.148% due 07/19/35	237	224
Series 2006-12 Class 2A11
2.890% due 01/19/38	807	763
Host Marriot Trust (Þ) Series 1999-HMT Class E 8.070% due 08/03/15	650	680
Indymac Index Mortgage Loan Trust (Ê) Series 2006-AR1 Class 1A1A 2.985% due 11/25/46	433	405

36	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2002-C2 Class A1
4.326% due 12/12/34	494	488
Series 2005-LDP Class A1
4.655% due 08/15/42	1,001	1,000
4.613% due 10/15/42	391	391
JP Morgan Mortgage Trust
Series 2005-A1 Class 4A1 (Ê)
4.777% due 02/25/35	729	686
Series 2005-A1 Class 6T1 (Ê)
5.023% due 02/25/35	66	62
Series 2005-A4 Class 1A1
5.400% due 07/25/35	408	378
Series 2005-A8 Class 1A1
5.404% due 11/25/35	670	636
Series 2006-A6 Class 1A2
6.044% due 10/25/36	323	318
LB-UBS Commercial Mortgage Trust
Series 2000-C4 Class B
7.480% due 07/15/32	200	211
Mastr Adjustable Rate Mortgages Trust (Ê) Series 2004-13 Class 3A4 3.787% due 11/21/34	256	253
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 3.298% due 06/15/30	829	781
Merrill Lynch Mortgage Investors, Inc. (Ê)
Series 2005-A10 Class A
3.105% due 02/25/36	66	53
Merrill Lynch Mortgage Trust Series 2006-C1 Class A1 5.528% due 05/12/39	1,086	1,093
MLCC Mortgage Investors, Inc. (Ê) Series 2005-3 Class 5A 3.145% due 11/25/35	118	102
Morgan Stanley Capital I
Series 1999-LIF Class A2
7.110% due 04/15/33	208	213
Series 2005-HQ6 Class A1
4.646% due 08/13/42	1,227	1,225
Morgan Stanley Dean Witter Capital I Series 2002-HQ Class A2 6.090% due 04/15/34	27	27
PNC Mortgage Acceptance Corp. Series 1999-CM1 Class A1B 7.330% due 12/10/32	324	334

	Principal Amount ($) or Shares	Market Value $
Prime Mortgage Trust (Ê)
Series 2004-CL1 Class 1A2
3.295% due 02/25/34	154	139
Series 2004-CL1 Class 2A2
3.295% due 02/25/19	32	30
Residential Funding Mortgage Securities I Series 2006-SA3 Class 3A1 6.038% due 09/25/36	620	588
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP2 Class A1 4.000% due 12/25/18	592	553
Structured Asset Mortgage Investments, Inc. (Ê) Series 2002-AR3 Class A1 3.130% due 09/19/32	30	27
Structured Asset Securities Corp. (Ê) Series 2001-21A Class 1A1 7.108% due 01/25/32	18	17
Thornburg Mortgage Securities Trust (Ê) Series 2006-6 Class A1 3.005% due 11/25/11	565	536
Wachovia Auto Owner Trust Series 2005-B Class A4 4.840% due 04/20/11	590	595
Washington Mutual Mortgage Pass Through Certificates
Series 2002-AR6 Class A (Ê)
5.726% due 06/25/42	134	123
Series 2002-AR9 Class 1A (Ê)
5.726% due 08/25/42	283	257
Series 2003-AR7 Class A7 (Ê)
3.842% due 08/25/33	403	387
Series 2004-AR1 Class A2A (Ê)
3.495% due 11/25/34	753	645
Series 2005-AR1 Class A1A1 (Ê)
3.185% due 10/25/45	182	147
Series 2006-AR1 Class 1A4
5.648% due 11/25/36	164	156
Series 2006-AR1 Class 2A (Ê)
5.826% due 09/25/46	587	483
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC Class A1 (Ê)
4.947% due 01/25/35	681	657
Series 2004-E Class A2 (Ê)
4.500% due 05/25/34	950	930

Short Duration Bond Fund	37

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-EE Class 3A1 (Ê)
4.015% due 12/25/34	294	291
Series 2004-I Class 1A1
7.030% due 07/25/34	548	539
Series 2005-9 Class 1A1
4.750% due 10/25/35	2,041	1,964
Series 2005-AR2 Class 2A1 (Ê)
4.541% due 03/25/35	197	189
Series 2005-AR2 Class 2A2 (Ê)
4.541% due 03/25/35	714	686
Series 2005-AR4 Class 2A2
4.523% due 04/25/35	223	207
Series 2005-AR8 Class 2A1
4.555% due 06/25/35	207	196
Series 2006-AR1 Class 5A1 (Ê)
5.597% due 07/25/36	426	410
Series 2006-AR2 Class 2A1
4.950% due 03/25/36	1,000	958
Series 2006-AR4 Class 1A1 (Ê)
5.857% due 04/25/36	159	149
Series 2006-AR4 Class 2A1 (Ê)
5.773% due 04/25/36	776	724
Series 2006-AR5 Class 2A1 (Ê)
5.537% due 04/25/36	962	925
Series 2006-AR6 Class 7A1 (Ê)
5.111% due 03/25/36	90	83

		169,865

Non-US Bonds - 0.7%
Colombia Government International Bond
11.750% due 03/01/10	COP 650,000	377
German Treasury Bills 5.000% due 01/04/12	EUR 140	227
New South Wales Treasury Corp. Series 12RG 6.000% due 05/01/12	AUD 375	341
Province of Quebec Canada 5.000% due 12/01/15	CAD 300	314
United Kingdom Treasury Bills 5.000% due 03/07/12	GBP 775	1,576

		2,835

United States Government Agencies - 0.2%
Fannie Mae
2.500% due 04/09/10	500	497
Federal Home Loan Bank Discount Notes Series HK10 Zero Coupon due 04/27/10	401	390

		887

	Principal Amount ($) or Shares	Market Value $
United States Government Treasuries - 1.6%
United States Treasury Inflation Indexed Bonds
2.375% due 04/15/11	709	749
2.000% due 04/15/12	563	592
3.000% due 07/15/12	1,548	1,696
United States Treasury Notes
1.750% due 03/31/10	1,725	1,709
3.125% due 04/30/13	1,170	1,175
3.500% due 02/15/18	1,185	1,160

		7,081

Total Long-Term Investments
(cost $397,926)		394,923

Preferred Stocks - 0.9%
Financial Services - 0.9%
Bank of America Corp.	1,000	1,098
DG Funding Trust (Æ)(Å)	219	2,192
Federal Home Loan Mortgage Corp.	19,825	508
Federal National Mortgage Association (ƒ)(Ñ)	4,925	123

Total Preferred Stocks
(cost $3,928)		3,921

	Notional Amount
Options Purchased - 0.2%
(Number of Contracts)
Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/
USD 3.150%
Dec 2008 0.00 (1)	17,000	96
USD Three Month LIBOR/
USD 3.000%
Feb 2009 0.00 (1)	66,200	311
USD Three Month LIBOR/
USD 3.150%
Feb 2009 0.00 (1)	11,400	64
USD Three Month LIBOR/
USD 3.500%
Feb 2009 0.00 (1)	9,400	79
USD Three Month LIBOR/
USD 3.450%
Aug 2009 0.00 (5)	31,900	238

Total Options Purchased
(cost $1,358)		788

38	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Short-Term Investments - 10.5%
Centex Corp. 4.875% due 08/15/08		300	297
CIT Group, Inc. (Ê) 3.401% due 01/30/09		2,320	2,129
Fannie Mae
6.000% due 12/01/08		10	10
5.500% due 02/01/09		420	428
5.500% due 03/01/09		37	37
Federal Home Loan Bank Discount Notes (ç)(ž) Zero Coupon due 05/01/08		2,100	2,100
Freddie Mac
5.500% due 10/01/08		11	12
6.000% due 02/01/09		9	9
6.500% due 02/01/09		54	55
French Discount Treasury Bills Zero coupon due 05/15/08	EUR	200	312
Ginnie Mae I 6.000% due 12/15/08		8	8
GMAC LLC 5.125% due 05/09/08		115	115
Goldman Sachs Group, Inc. (The)(Ê) 2.746% due 03/30/09		2,100	2,084
Landwirtschaftliche Rentenbank 0.650% due 09/30/08	JPY	60,000	577
Merrill Lynch & Co., Inc. 4.831% due 10/27/08		750	752
Quebecor World Capital Corp. (Ø) 4.875% due 11/15/08		205	86
Residential Capital LLC
3.490% due 06/09/08 (Ê)		255	237
8.125% due 11/21/08 (Ñ)		280	232
Rouse Co., LP (The)(Ñ) 8.000% due 04/30/09		275	271
Russell Investment Company Money Market Fund		32,026,333	32,026
Saks, Inc. (Ñ) 8.250% due 11/15/08		175	177
Simon Property Group, LP 7.125% due 02/09/09		310	313
Susquehanna Auto Lease Trust (Þ) Series 2006-1 Class A3 5.210% due 03/16/09		722	724

	Principal Amount ($) or Shares	Market Value $
United States Treasury Bills (ç)(ž)(§)
0.848% due 06/12/08	200	200
1.443% due 06/12/08	50	50
1.220% due 06/26/08	150	150
Vendee Mortgage Trust Series 2001-3 Class J 6.500% due 05/15/08	3	3
VTB Capital SA (Ê)(Þ) 3.839% due 08/01/08	700	700
Wachovia Corp.
5.625% due 12/15/08	1,560	1,568
6.375% due 01/15/09	210	212

Total Short-Term Investments
(cost $46,121)		45,874

Other Securities - 1.3%
Russell Investment Company Money Market Fund (×)	1,266,854	1,267
State Street Securities Lending Quality Trust (×)	4,559,361	4,559

Total Other Securities
(cost $5,826)		5,826

Total Investments - 103.4%
(identified cost $455,159)		451,332

Other Assets and Liabilities, Net - (3.4%)		(14,804)

Net Assets - 100.0%		436,528

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund	39

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures expiration date 06/08 (7)	EUR	1,667	3
Eurodollar Futures (CME) expiration date 06/08 (35)	USD	8,516	37
expiration date 09/08 (20)	USD	4,866	23
expiration date 12/08 (147)	USD	35,684	530
expiration date 03/09 (85)	USD	20,612	242
expiration date 06/09 (12)	USD	2,905	3
expiration date 09/09 (21)	USD	5,074	35
expiration date 12/09 (4)	USD	965	(5)
expiration date 03/10 (3)	USD	722	(3)
Germany 5 Year Bond (Germany) expiration date 06/08 (22)	EUR	2,395	(64)
LIBOR Futures expiration date 06/08 (25)	GBP	2,952	10
expiration date 09/08 (6)	GBP	710	(2)
expiration date 12/08 (3)	GBP	355	(3)
United States Treasury 2 Year Notes expiration date 06/08 (54)	USD	11,485	(81)
United States Treasury 5 Year Notes expiration date 06/08 (83)	USD	9,295	(227)

Short Positions
United States Treasury Bonds expiration date 06/08 (36)	USD	4,208	45
United States Treasury 2 Year Notes expiration date 06/08 (30)	USD	8,954	48
United States Treasury 5 Year Notes expiration date 06/08 (69)	USD	7,727	27
United States Treasury 10 Year Notes expiration date 06/08 (52)	USD	5,212	(50)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			568

Options Written (Number of Contracts)	Notional Amount	Market Value $
Swaptions
(Fund Pays/Fund Receives)
USD 4.300%/USD Three Month LIBOR
Dec 2008 0.00 Call (1)	5,800	(140)
USD 3.950%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)	28,800	(488)
USD 4.250%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)	3,800	(88)
USD 4.300%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)	1,700	(42)
USD 4.600%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)	1,800	(61)
USD 4.150%/USD Three Month LIBOR
Aug 2009 0.00 Call (1)	1,100	(23)
USD 4.400%/USD Three Month LIBOR
Aug 2009 0.00 Call (5)	9,800	(275)

Total Liability for Options Written (premiums received $1,497)		(1,117)

See accompanying notes which are an integral part of the financial statements.

40	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,122	BRL	1,925	06/03/08	25
USD	110	CAD	112	06/16/08	1
USD	202	CAD	205	06/30/08	1
USD	304	CHF	308	05/13/08	(7)
USD	1	EUR	—	05/01/08	—
USD	311	EUR	200	05/02/08	1
USD	229	EUR	147	06/18/08	—
USD	161	INR	6,404	05/12/08	(3)
USD	160	INR	6,404	08/12/08	(3)
USD	150	JPY	15,512	06/16/08	—
USD	217	JPY	22,049	06/16/08	(5)
USD	285	JPY	29,339	06/16/08	(2)
USD	1,022	KRW	996,341	08/04/08	(29)
USD	292	MXN	3,165	07/02/08	7
USD	1,101	SGD	1,556	05/22/08	48
AUD	515	USD	474	06/16/08	(9)
BRL	1,788	USD	1,021	07/02/08	(39)
CAD	76	USD	75	06/16/08	—
CAD	143	USD	143	06/16/08	1
EUR	200	USD	312	05/02/08	1
EUR	188	USD	294	05/29/08	1
EUR	147	USD	234	06/18/08	5
GBP	140	USD	274	06/16/08	(3)
GBP	316	USD	619	06/16/08	(7)
GBP	314	USD	618	06/18/08	(5)
INR	6,404	USD	161	05/12/08	3
JPY	2,671	USD	27	05/12/08	1
JPY	2,672	USD	27	05/12/08	1
JPY	2,673	USD	27	05/12/08	1
JPY	2,676	USD	27	05/12/08	1
JPY	2,677	USD	27	05/12/08	1
JPY	2,678	USD	27	05/12/08	1
JPY	2,974	USD	30	05/12/08	1
JPY	38,548	USD	379	05/12/08	8
JPY	15,468	USD	150	06/16/08	1
KRW	65,156	USD	65	05/30/08	1
MXN	3,165	USD	297	07/02/08	(2)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(3)

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund	41

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	400	4.000%	Three Month LIBOR	06/18/10	6
Bank of America	USD	100	Three Month LIBOR	5.000%	06/18/38	(3)
BNP Paribas	EUR	1,200	Consumer Price Index (France)	2.090%	10/15/10	(6)
Citibank	USD	600	4.000%	Three Month LIBOR	06/18/10	10
Deutsche Bank	GBP	600	6.000%	Six Month LIBOR	12/20/08	8
Goldman Sachs	EUR	700	4.000%	Six Month LIBOR	03/20/09	(3)
Goldman Sachs	MXN	2,300	7.780%	Mexico Interbank 28 Day Deposit Rate	04/03/12	(3)
JP Morgan	USD	3,300	0.763%	5YR Mid Market Swap Spread	02/05/09	11
JP Morgan	EUR	200	1.948%	Consumer Price Index (France)	03/15/12	(6)
Lehman Brothers	GBP	1,500	4.500%	Six Month LIBOR	09/20/09	(40)
Merrill Lynch	BRL	700	12.948%	Brazil Interbank Deposit Rate	01/04/10	1
Morgan Stanley	BRL	400	12.670%	Brazil Interbank Deposit Rate	01/04/10	(2)
Morgan Stanley	USD	700	4.000%	Three Month LIBOR	06/18/10	11
UBS	AUD	1,600	7.500%	Six Month LIBOR	03/15/11	2
UBS	BRL	400	12.410%	Brazil Interbank Deposit Rate	01/04/10	(3)
UBS	BRL	1,100	10.575%	Brazil Interbank Deposit Rate	01/02/12	(46)
UBS	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	(10)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $29						(73)

See accompanying notes which are an integral part of the financial statements.

42	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund Receives Fixed Rate	Termination Date	Market Value $

Ukraine Government International Bond	HSBC	USD	1,000	0.490%	06/20/09	(10)
SLM Corp.	BNP Paribas	USD	100	5.050%	03/20/13	5
Russia Government International Bond	Barclays Bank PLC	USD	1,000	0.275%	06/20/09	(2)
Russia Government International Bond	Morgan Stanley	USD	1,000	0.305%	12/20/08	—
Panama Government International Bond	Deutsche Bank	USD	300	0.250%	12/20/08	—
Lehman Brothers	Barclays Bank PLC	USD	800	0.190%	09/20/08	(6)
Lehman Brothers	JP Morgan	USD	500	0.300%	09/20/08	(4)
Indonesia Government International Bond	JP Morgan	USD	1,000	0.400%	12/20/08	(3)
Indonesia Government International Bond	Royal Bank of Scotland	USD	1,000	0.437%	06/20/09	(7)
Goldman Sachs Group, Inc.	Barclays Bank PLC	USD	1,300	0.320%	09/20/08	(2)
Goldman Sachs Group, Inc.	Bear Stearns	USD	500	0.820%	09/20/12	(1)
General Motors Corp.	UBS	USD	300	8.150%	03/20/13	(16)
General Motors Acceptance Corp.	Lehman Brothers	USD	700	1.680%	09/20/08	(18)
General Motors Acceptance Corp.	Merrill Lynch	USD	1,000	1.850%	09/20/09	(129)
GECC SP BRC	Barclays Bank PLC	USD	700	1.670%	03/20/13	27
GECC SP BPS	BNP Paribas	USD	1,200	1.300%	03/20/13	27
GECC SP BPS	BNP Paribas	USD	100	1.250%	03/20/13	2
Gaz Capital for Gazprom	Morgan Stanley	USD	1,400	0.860%	11/20/11	(36)
Ford Motor Credit Co.	Barclays Bank PLC	USD	2,000	6.150%	09/20/12	(68)
Dow Jones CDX High Volatility Index	Citibank	USD	500	2.144%	06/20/12	(8)
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	800	0.707%	12/20/12	19
Countrywide Home Loans	BNP Paribas	USD	200	4.400%	03/20/13	19
CMBS AAA Index	Morgan Stanley	USD	1,600	0.080%	12/13/49	(106)
Brazilian Government International Bond	Barclays Bank PLC	USD	1,000	0.290%	06/20/09	—
Brazilian Government International Bond	Lehman Brothers	USD	3,200	1.120%	11/20/11	48
Brazilian Government International Bond	Merrill Lynch	BRL	100	11.980%	01/02/12	(2)
American International Group	Deutsche Bank	USD	200	1.970%	03/20/13	9
American International Group	Goldman Sachs	USD	300	1.380%	06/20/13	5
American International Group	Lehman Brothers	USD	100	2.125%	03/20/13	5
American International Group	Royal Bank of Scotland	USD	400	1.360%	06/20/13	7

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($233)						(245)

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund	43

Russell Investment Company

Short Duration Bond Fund

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Asset-Backed Securities	19.8
Corporate Bonds and Notes	24.7
International Debt	4.5
Loan Agreements	0.1
Mortgage-Backed Securities	38.9
Non-US Bonds	0.7
United States Government Agencies	0.2
United States Government Treasuries	1.6
Preferred Stocks	0.9
Options Purchased	0.2
Short Term Investments	10.5
Other Securities	1.3

Total Investments	103.4
Other Assets and Liabilities, Net	(3.4)

100.0

Futures Contracts	0.1
Options Written	(0.3)
Foreign Currency Exchange Contracts	(— )*
Interest Rate Swap Contracts	(— )*
Credit Default Swap Contracts	(0.1)

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

44	Short Duration Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,013.20	$1,017.26
Expenses Paid During Period*	$7.66	$7.67

*	Expenses are equal to the Fund’s annualized expense ratio of 1.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,017.00	$1,020.98
Expenses Paid During Period*	$3.91	$3.92

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,018.00	$1,022.23
Expenses Paid During Period*	$2.66	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Tax Exempt Bond Fund	45

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Municipal Bonds - 96.8%

Alabama - 0.5%
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	249
Mobile County Board of School Commissioners General Obligation Unlimited (m)(æ)	375	5.000	03/01/12	399
Mobile Industrial Development Board Revenue Bonds (Ê)	1,400	4.875	06/01/34	1,423

				2,071

Alaska - 0.3%
City of Anchorage Alaska General Obligation Unlimited (m)(æ)	500	5.750	12/01/16	541
Northern TOB Securitization Corp. Revenue Bonds	925	4.625	06/01/23	836

				1,377

Arizona - 2.5%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,073
Arizona State Transportation Board Revenue Bonds	500	5.250	07/01/12	535
Arizona State Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,643
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,165	5.000	10/01/21	1,254
City of Phoenix Arizona General Obligation Limited	1,000	5.000	07/01/17	1,101
Maricopa County Pollution Control Corp. Revenue Bonds (Ê)	1,000	2.900	06/01/35	1,002
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,350	5.000	01/01/25	1,385
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,365	5.000	01/01/28	1,417

				10,410

California - 6.4%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	600	5.700	08/15/14	607
California Educational Facilities Authority Revenue Bonds (Ê)(m)	1,000	4.113	09/01/36	1,000
California State Department of Water Resources Revenue Bonds	250	5.500	05/01/10	264
California State Department of Water Resources Revenue Bonds (m)	1,000	5.250	05/01/12	1,086
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,071
California Statewide Communities Development Authority Revenue Bonds (Ê)(m)	610	4.100	04/01/28	605
California Statewide Communities Development Authority Revenue Bonds (Ê)	1,000	5.200	12/01/29	1,028
Golden State Tobacco Securitization Corp. Revenue Bonds (m)	500	5.000	06/01/20	506
Golden State Tobacco Securitization Corp. Revenue Bonds (æ)	80	5.000	06/01/21	80
Golden State Tobacco Securitization Corp. Revenue Bonds (m)	750	4.600	06/01/23	620
Golden State Tobacco Securitization Corp. Revenue Bonds	1,250	4.500	06/01/27	1,116
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	898
Roseville Westpark Community Facilities District No. 1 Special Tax	600	5.250	09/01/37	497
Santa Clara Unified School District General Obligation Unlimited (m)	2,895	5.000	07/01/26	2,972
Southern California Public Power Authority Revenue Bonds (m)	405	5.375	01/01/12	439
State of California General Obligation Unlimited	1,000	6.600	02/01/10	1,065
State of California General Obligation Unlimited	2,050	5.000	02/01/12	2,173
State of California General Obligation Unlimited	1,000	5.250	07/01/12	1,087
State of California General Obligation Unlimited	550	5.000	08/01/14	590
State of California General Obligation Unlimited	880	5.000	11/01/15	945
State of California General Obligation Unlimited, (m)	500	5.000	03/01/17	529

46	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

State of California General Obligation Unlimited (Ê)	1,565	5.000	07/01/23	1,653
State of California General Obligation Unlimited	2,000	5.250	02/01/25	2,062
State of California General Obligation Unlimited (m)	1,500	5.000	02/01/26	1,521
Tobacco Securitization Authority of Southern California Revenue Bonds	970	4.750	06/01/25	901
University of California Revenue Bonds	500	4.000	05/15/14	520
University of California Revenue Bonds	300	5.000	05/15/15	330

				26,165

Colorado - 1.1%
Colorado Health Facilities Authority Revenue Bonds (m)(æ)	1,000	5.500	05/15/14	1,045
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,013
Colorado Housing & Finance Authority Revenue Bonds	25	7.250	04/01/10	25
Colorado Housing & Finance Authority Revenue Bonds	35	6.300	08/01/12	35
Colorado Housing & Finance Authority Revenue Bonds (Ê)	40	6.300	08/01/16	41
Colorado Housing & Finance Authority Revenue Bonds	20	6.700	10/01/16	20
Denver City & County Colorado General Obligation Unlimited	1,750	5.250	08/01/18	1,957
Jefferson County School District R-001 General Obligation Unlimited (m)	500	5.000	12/15/14	551

				4,687

Connecticut - 1.2%
Connecticut State Health & Educational Facility Authority Revenue Bonds (Ê)	600	2.550	07/01/35	600
Connecticut State Health & Educational Facility Authority Revenue Bonds (Ê)	4,500	2.650	07/01/37	4,500

				5,100

Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds (Ê)(m)	250	4.900	05/01/26	257

District of Columbia - 0.5%
District of Columbia General Obligation Unlimited (m)	1,000	5.500	06/01/09	1,036
District of Columbia Revenue Bonds (m)	1,000	5.000	02/01/12	1,047

				2,083

Florida - 6.5%
City of Gulf Breeze Florida Revenue Bonds (m)	1,825	5.000	12/01/15	1,914
City of Pembroke Pines Florida Revenue Bonds (m)	1,000	5.000	10/01/16	1,067
City of Tallahassee Florida Revenue Bonds (m)	500	5.000	10/01/11	531
County of Hillsborough Florida Revenue Bonds	25	6.200	12/01/08	25
County of Hillsborough Florida Revenue Bonds (m)	1,000	5.500	08/01/12	1,086
County of Miami-Dade Florida Revenue Bonds (m)	1,000	5.000	06/01/14	1,064
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/11	1,063
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,079
Florida Department of Childrens & Family Services Certificate Of Participation (m)	1,175	5.000	10/01/15	1,260
Florida Hurricane Catastrophe Fund Revenue Bonds	1,600	5.000	07/01/10	1,675
Florida State Board of Education General Obligation Unlimited	1,000	5.000	06/01/16	1,094
Florida State Board of Education Revenue Bonds (m)	1,000	5.250	01/01/13	1,076
Florida State Division of Bond Finance Revenue Bonds (m)	1,600	5.250	07/01/13	1,653
Florida State Turnpike Authority Revenue Bonds (m)	2,000	5.000	07/01/13	2,146

Tax Exempt Bond Fund	47

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Florida Water Pollution Control Financing Corp. Revenue Bonds	500	5.500	01/15/12	536
Hillsborough County Educational Facilities Authority Revenue Revenue Bonds (m)	720	5.750	04/01/18	741
Miami-Dade County Educational Facilities Authority Revenue Bonds (m)(æ)	1,750	5.000	04/01/34	1,914
Miami-Dade County School Board Certificate Of Participation (m)	1,000	5.000	05/01/15	1,057
North Miami Florida Revenue Bonds (m)	1,325	5.000	04/01/10	1,375
Orlando Utilities Commission Revenue Bonds (æ)	630	5.250	10/01/20	686
Orlando Utilities Commission Revenue Bonds	370	5.250	10/01/20	388
Palm Beach County School Board Certificate Of Participation (m)	1,000	5.000	08/01/14	1,073
Palm Glades Community Development District Special Assessment	845	4.850	08/01/11	797
Tampa-Hillsborough County Expressway Authority Revenue Bonds (m)	1,000	5.000	07/01/14	1,072

				26,372

Georgia - 4.2%
Burke County Development Authority Revenue Bonds (Ê)(m)	1,660	4.625	01/01/37	1,656
County of Fulton Georgia Revenue Bonds (m)	1,500	5.250	01/01/35	1,536
Dalton Georgia Revenue Bonds (m)	500	5.750	01/01/09	512
Georgia State Road & Tollway Authority Revenue Bonds	590	5.250	03/01/11	631
Gwinnett County School District General Obligation Unlimited	1,750	5.000	02/01/11	1,855
Hall County School District General Obligation Unlimited	1,000	5.000	11/01/12	1,082
Main Street Natural Gas, Inc. Revenue Bonds	825	5.000	03/15/16	830
Marietta Housing Authority Revenue Bonds (Ê)	200	2.360	07/01/24	200
Municipal Electric Authority of Georgia Revenue Bonds (m)	850	6.250	01/01/17	1,004
State of Georgia General Obligation Unlimited	1,000	5.750	08/01/08	1,009
State of Georgia General Obligation Unlimited	600	6.500	12/01/09	639
State of Georgia General Obligation Unlimited	1,550	5.000	08/01/12	1,678
State of Georgia General Obligation Unlimited	1,500	5.000	04/01/13	1,634
State of Georgia General Obligation Unlimited	2,800	5.000	07/01/13	3,059

				17,325

Hawaii - 0.9%
City & County of Honolulu Hawaii Revenue Bonds (m)	1,500	5.000	07/01/19	1,629
Hawaii Housing & Community Development Corp. Revenue Bonds	420	3.700	01/01/22	409
Kauai County Hawaii General Obligation Unlimited (m)(æ)	375	6.250	08/01/19	407
State of Hawaii General Obligation Unlimited (m)	1,000	5.750	01/01/10	1,051

				3,496

Idaho - 0.7%
Boise State University Revenue Bonds (m)(æ)	1,230	5.375	04/01/22	1,338
Boise State University Revenue Bonds (m)	20	5.375	04/01/22	21
Idaho Housing & Finance Association Revenue Bonds (m)	1,330	5.250	07/15/21	1,432

				2,791

Illinois - 2.6%
City of Chicago Illinois General Obligation Unlimited (m)	750	6.000	01/01/11	796
City of Chicago Illinois General Obligation Unlimited (m)	2,135	5.000	12/01/23	2,218
Cook County Community Consolidated School District No. 15-Palatine General Obligation Limited (m)	2,235	Zero Coupon	12/01/13	1,804

48	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

County of Cook Illinois General Obligation Unlimited (m)(æ)	2,160	5.375	11/15/21	2,325
Illinois Finance Authority Revenue Bonds (m)	400	Zero coupon	01/01/10	382
Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	722
Illinois Finance Authority Revenue Bonds	470	5.000	04/01/36	431
Illinois Health Facilities Authority Revenue Bonds	295	6.000	05/15/10	298
Lake County Community Unit School District No. 116-Round Lake General Obligation Unlimited (m)	400	7.600	02/01/14	492
State of Illinois Revenue Bonds (m)	1,000	5.000	06/15/16	1,091

				10,559

Indiana - 2.0%
Ball State University Revenue Bonds (m)	1,000	5.000	07/01/16	1,098
Columbus Multi School Building Corp. Indiana Revenue Bonds (m)	450	5.000	01/10/10	469
Indiana Bond Bank Revenue Bonds (m)	250	5.750	08/01/13	263
Indiana Health Facility Financing Authority Revenue Bonds	1,000	5.500	11/15/10	1,064
Indiana Health Facility Financing Authority Revenue Bonds (Ê)	1,000	5.000	11/01/11	1,054
Indiana State Finance Authority Revenue Bonds (m)	925	5.000	07/01/11	981
Indiana State Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,674
Indiana University Revenue Bonds (æ)	500	5.750	08/01/10	526
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,094

				8,223

Iowa - 0.6%
Iowa Finance Authority Revenue Bonds	290	6.000	07/01/10	306
Iowa Finance Authority Revenue Bonds (m)	1,000	5.000	07/01/14	990
Tobacco Settlement Authority of Iowa Revenue Bonds (æ)	1,000	5.600	06/01/35	1,087

				2,383

Kansas - 0.4%
Butler & Sedgwick Counties Unified School District No. 385 Andover General Obligation Unlimited (m)	500	5.000	09/01/09	517
Kansas Development Finance Authority Revenue Bonds (m)	150	5.000	08/01/10	158
Kansas Development Finance Authority Revenue Bonds (m)	230	5.000	08/01/13	252
Wyandotte County-Kansas City Unified Government Revenue Bonds	305	4.750	12/01/16	302
Wyandotte County-Kansas City Unified Government Transportation Development Dist Revenue Bonds	720	4.875	10/01/28	619

				1,848

Louisiana - 0.2%
Louisiana Offshore Terminal Authority Revenue Bonds (Ê)	1,000	4.000	09/01/23	1,005

Maryland - 3.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.400	01/01/31	907
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,100
State of Maryland General Obligation Unlimited	2,000	5.000	02/01/12	2,149
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,748
State of Maryland General Obligation Unlimited	1,000	5.500	03/01/14	1,124
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,654

Tax Exempt Bond Fund	49

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

State of Maryland General Obligation Unlimited	1,000	5.000	03/15/17	1,108
State of Maryland General Obligation Unlimited	1,895	5.000	03/15/19	2,065

				12,855

Massachusetts - 4.9%
Commonwealth of Massachusetts General Obligation Limited (æ)	430	6.000	02/01/11	459
Commonwealth of Massachusetts General Obligation Limited	2,000	5.000	07/01/12	2,150
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	11/01/15	1,131
Commonwealth of Massachusetts General Obligation Limited (æ)	1,000	5.750	10/01/19	1,072
Commonwealth of Massachusetts General Obligation Limited (m)(æ)	1,000	5.250	01/01/22	1,084
Commonwealth of Massachusetts General Obligation Unlimited	4,000	5.250	08/01/13	4,394
Commonwealth of Massachusetts General Obligation Unlimited	1,000	5.500	10/01/16	1,135
Commonwealth of Massachusetts General Obligation Unlimited (Ê)	2,000	2.570	03/01/26	2,000
Massachusetts Development Finance Agency Revenue Bonds	100	5.125	12/01/11	102
Massachusetts Development Finance Agency Revenue Bonds	50	5.150	10/01/14	52
Massachusetts Development Finance Agency Revenue Bonds	1,500	5.000	10/01/17	1,529
Massachusetts Port Authority Revenue Bonds	150	5.750	07/01/10	160
Massachusetts School Building Authority Revenue Bonds (m)	750	5.000	08/15/13	814
Massachusetts State Water Pollution Abatement Revenue Bonds	1,090	5.000	08/01/16	1,200
Massachusetts Water Resources Authority Revenue Bonds (m)(æ)	1,425	5.500	08/01/20	1,553
University of Massachusetts Building Authority Revenue Bonds (m)(æ)	1,000	5.250	11/01/16	1,110

				19,945

Michigan - 1.9%
Bishop International Airport Authority Revenue Bonds (m)	750	5.000	12/01/10	779
Detroit Michigan Revenue Bonds (m)	1,000	5.000	07/01/14	1,087
Detroit Michigan Revenue Bonds (m)	1,015	5.000	07/01/18	1,094
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	519
Michigan Municipal Bond Authority Revenue Bonds	1,000	5.250	10/01/11	1,078
Michigan Municipal Bond Authority Revenue Bonds (æ)	500	5.750	10/01/11	543
Michigan State Hospital Finance Authority Revenue Bonds	1,000	5.500	11/01/14	1,066
Michigan State Hospital Finance Authority Revenue Bonds (m)(æ)	1,000	6.125	11/15/26	1,064
Michigan State Housing Development Authority Revenue Bonds (m)	375	4.150	10/01/13	377

				7,607

Minnesota - 1.5%
State of Minnesota General Obligation Unlimited	2,500	5.000	06/01/10	2,632
State of Minnesota General Obligation Unlimited	1,425	5.000	11/01/11	1,533
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	599
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,106
State of Minnesota Revenue Bonds	360	5.875	06/01/27	373

				6,243

Mississippi - 0.3%
Mississippi Development Bank Special Obligation Revenue Bonds (m)	1,000	5.000	07/01/15	1,087

50	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Missouri - 0.9%
City of State Louis Missouri Revenue Bonds (m)	1,000	5.250	07/01/11	1,066
City of State Louis Missouri Revenue Bonds (m)	1,000	5.000	07/01/14	1,081
Joplin Industrial Development Authority Revenue Bonds	270	5.500	02/15/13	284
Missouri Development Finance Board Revenue Bonds	1,150	5.000	03/01/28	1,119
Southeast Missouri State University Revenue Bonds (m)	250	5.625	04/01/10	264

				3,814

Montana - 0.8%
City of Forsyth Montana Revenue Bonds (Ê)	1,450	5.200	05/01/33	1,462
Montana Department of Transportation Revenue Bonds (m)	1,750	5.250	06/01/16	1,925

				3,387

Nevada - 0.5%
Clark County School District General Obligation Limited (m)(æ)	330	5.250	06/15/10	341
County of Clark Nevada General Obligation Limited (m)	1,000	5.000	11/01/13	1,087
Truckee Meadows Water Authority Revenue Bonds (m)	500	5.500	07/01/11	541

				1,969

New Jersey - 2.5%
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,073
New Jersey Economic Development Authority Revenue Bonds	1,000	5.250	03/01/14	1,086
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,016
New Jersey Health Care Facilities Financing Authority Revenue Bonds (m)	1,000	5.000	09/15/17	1,085
New Jersey Health Care Facilities Financing Authority Revenue Bonds	500	5.250	07/01/25	510
New Jersey State Educational Facilities Authority Revenue Bonds	1,000	5.750	09/01/10	1,064
New Jersey State Turnpike Authority Revenue Bonds (m)	500	5.500	01/01/09	511
New Jersey Transportation Trust Fund Authority Revenue Bonds (æ)	1,000	5.500	06/15/18	1,115
Tobacco Settlement Financing Corp. Revenue Bonds	1,000	5.500	06/01/11	1,078
Tobacco Settlement Financing Corp. Revenue Bonds (æ)	210	4.375	06/01/19	210
Tobacco Settlement Financing Corp. Revenue Bonds	1,405	4.500	06/01/23	1,276

				10,024

New York - 8.6%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,605
City of New York New York General Obligation Unlimited	500	5.000	08/01/10	525
City of New York New York General Obligation Unlimited	1,000	5.250	08/01/10	1,055
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/11	1,591
City of New York New York General Obligation Unlimited	125	5.750	08/01/11	133
City of New York New York General Obligation Unlimited	850	5.000	03/01/12	904
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	804
City of New York New York General Obligation Unlimited	235	5.250	11/01/12	252
City of New York New York General Obligation Unlimited (m)	1,000	5.000	08/01/14	1,082
City of New York New York General Obligation Unlimited (m)	1,000	5.000	08/01/17	1,064
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/21	1,548
City of New York New York General Obligation Unlimited	2,000	5.000	04/01/23	2,073
Long Island Power Authority Revenue Bonds (m)	1,250	5.000	12/01/23	1,280
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/18	1,076

Tax Exempt Bond Fund	51

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

New York City Municipal Water Finance Authority Revenue Bonds	1,500	5.250	06/15/12	1,630
New York City Transitional Finance Authority Revenue Bonds	1,000	5.500	02/01/09	1,027
New York Mortgage Agency Revenue Bonds	415	5.150	04/01/17	421
New York State Dormitory Authority Revenue Bonds (m)	560	7.000	07/01/09	575
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	1,049
New York State Dormitory Authority Revenue Bonds (Ê)	2,000	5.250	11/15/23	2,135
New York State Environmental Facilities Corp. Revenue Bonds (m)	1,000	6.000	06/15/12	1,114
New York State Thruway Authority Revenue Bonds (m)	1,575	5.250	04/01/13	1,716
New York State Thruway Authority Revenue Bonds	1,500	5.000	04/01/14	1,637
Sales Tax Asset Receivables Corp. Revenue Bonds (m)	1,000	5.000	10/15/29	1,027
Suffolk County Judicial Facilities Agency Revenue Bonds (m)	500	5.500	04/15/09	514
Tobacco Settlement Financing Authority Revenue Bonds	1,030	5.000	06/01/12	1,074
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,048
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,393
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	962
TSASC, Inc. Revenue Bonds	1,075	4.750	06/01/22	1,013
United Nations Development Corp. Revenue Bonds	1,000	5.000	07/01/11	1,002

				35,329

North Carolina - 1.7%
Mecklenburg County North Carolina General Obligation Unlimited	1,000	5.000	02/01/11	1,061
North Carolina Eastern Municipal Power Agency Revenue Bonds	250	5.500	01/01/10	259
North Carolina Medical Care Commission Revenue Bonds	500	5.400	10/01/27	483
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds (m)	1,500	6.000	01/01/12	1,634
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds	200	5.500	01/01/13	216
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/12	1,076
State of North Carolina General Obligation Unlimited	900	5.000	06/01/14	991
University of North Carolina Revenue Bonds (æ)	1,065	5.375	12/01/14	1,147

				6,867

North Dakota - 0.2%
County of Williams North Dakota Revenue Bonds	750	5.000	11/01/31	687

Ohio - 2.1%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,300	5.125	06/01/24	2,159
City of Columbus Ohio General Obligation Limited	585	5.250	01/01/11	623
Ohio State Higher Educational Facility Commission Revenue Bonds	1,000	5.000	12/01/09	1,035
State of Ohio General Obligation Unlimited	2,700	5.000	06/15/13	2,935
State of Ohio General Obligation Unlimited	1,500	5.000	09/15/14	1,646

				8,398

Oklahoma - 0.8%
Oklahoma Development Finance Authority Revenue Bonds (æ)	1,000	5.750	08/15/13	1,049
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	287
Oklahoma Development Finance Authority Revenue Bonds	1,000	5.000	02/15/16	1,034
Oklahoma Housing Finance Agency Revenue Bonds	40	7.600	09/01/15	41
Tulsa Industrial Authority Revenue Bonds	740	5.000	10/01/37	717

				3,128

52	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Oregon - 1.3%
City of Portland Oregon Revenue Bonds	2,000	5.000	06/15/18	2,186
Clackamas County School Distrist No. 62C Oregon City General Obligation Unlimited (æ)	435	6.000	06/15/11	467
Oregon State Department of Administrative Services Revenue Bonds (m)	750	5.250	04/01/10	777
Oregon State Department of Transportation Revenue Bonds	1,000	5.000	11/15/13	1,094
State of Oregon General Obligation Limited	630	5.700	10/01/32	637

				5,161

Pennsylvania - 3.9%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,111
Allegheny County Industrial Development Authority Revenue Bonds (Ê)(m)	600	2.380	10/01/25	600
Allegheny County Port Authority Revenue Bonds (m)	250	5.500	03/01/17	261
Berks County Vocational Technical School Authority Revenue Bonds (m)	1,260	5.000	06/01/15	1,378
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,175
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,787
Commonwealth of Pennsylvania General Obligation Unlimited (m)	1,300	5.375	07/01/17	1,474
County of Allegheny Pennsylvania General Obligation Unlimited (m)	1,000	5.000	10/01/15	1,103
Erie County Industrial Development Authority Revenue Bonds	180	5.300	04/01/12	182
Norwin School District General Obligation Unlimited (m)(æ)	250	6.000	04/01/20	267
Pennsylvania State University Revenue Bonds	840	5.000	08/15/17	924
Pennsylvania Turnpike Commission Revenue Bonds (m)	1,450	5.500	12/01/13	1,606
Sayre Health Care Facilities Authority Revenue Bonds (æ)	475	5.300	12/01/12	504
University of Pittsburgh Revenue Bonds (Ê)	400	2.310	09/15/28	400

				15,772

Puerto Rico - 5.1%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	779
Commonwealth of Puerto Rico General Obligation Unlimited (m)	1,060	5.000	07/01/16	1,130
Commonwealth of Puerto Rico General Obligation Unlimited	1,000	5.500	07/01/18	1,048
Commonwealth of Puerto Rico General Obligation Unlimited	1,780	5.250	07/01/22	1,791
Commonwealth of Puerto Rico General Obligation Unlimited	205	5.250	07/01/26	203
Commonwealth of Puerto Rico General Obligation Unlimited (m)	1,000	5.250	07/01/27	1,020
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/32	700
Commonwealth of Puerto Rico General Obligation Unlimited	380	5.250	07/01/32	372
Government Development Bank for Puerto Rico Revenue Bonds	3,250	5.000	12/01/09	3,328
Puerto Rico Convention Center Authority Revenue Bonds (m)	1,250	5.000	07/01/31	1,235
Puerto Rico Electric Power Authority Revenue Bonds	500	5.000	07/01/08	502
Puerto Rico Electric Power Authority Revenue Bonds (m)	500	5.500	07/01/17	540
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,054
Puerto Rico Public Buildings Authority Revenue Bonds	500	5.750	07/01/16	536
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/23	2,221
Puerto Rico Public Finance Corp. Revenue Bonds (Ê)(m)	3,250	5.750	08/01/27	3,363

				20,822

Rhode Island - 0.3%
Rhode Island Economic Development Corp. Revenue Bonds (m)	1,000	5.000	06/15/12	1,062

Tax Exempt Bond Fund	53

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

South Carolina - 1.5%
Greenville County School District Revenue Bonds	1,000	5.000	12/01/11	1,067
Orangeburg Joint Governmental Action Authority Revenue Bonds (m)	1,050	5.000	10/01/09	1,080
Richland-Lexington Airport District Revenue Bonds (m)	500	5.000	01/01/09	508
Richland-Lexington Airport District Revenue Bonds (m)	440	5.000	01/01/10	455
South Carolina State Public Service Authority Revenue Bonds (m)	375	5.500	01/01/11	395
South Carolina Transportation Infrastructure Bank Revenue Bonds (m)(æ)	2,500	5.250	10/01/31	2,703

				6,208

South Dakota - 0.4%
South Dakota Housing Development Authority Revenue Bonds	340	4.800	05/01/22	330
South Dakota State Building Authority Revenue Bonds (m)	1,330	5.000	09/01/12	1,436

				1,766

Tennessee - 1.5%
Clarksville Natural Gas Acquisition Corp. Revenue Bonds (m)	1,000	5.000	12/15/14	992
Memphis-Shelby County Airport Authority Revenue Bonds	2,160	5.050	09/01/12	2,191
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue Bonds	1,000	5.000	10/01/18	1,093
Tennessee Energy Acquisition Corp. Revenue Bonds	1,000	5.000	02/01/16	1,001
Tennessee Housing Development Agency Revenue Bonds	950	5.375	01/01/18	967

				6,244

Texas - 14.5%
Alvin Independent School District General Obligation Unlimited	515	6.750	08/15/09	544
Alvin Independent School District General Obligation Unlimited	545	6.750	08/15/10	595
Boerne Independent School District General Obligation Unlimited	1,380	5.250	02/01/27	1,432
Boerne Independent School District General Obligation Unlimited	1,500	5.250	02/01/29	1,551
Canadian River Municipal Water Authority Revenue Bonds (m)	800	5.000	02/15/17	862
Canadian River Municipal Water Authority Revenue Bonds (m)	415	5.000	02/15/18	443
City of Austin Texas Revenue Bonds (m)	1,000	5.250	11/15/14	1,096
City of Dallas Texas Revenue Bonds (m)	1,000	4.875	08/15/23	1,008
City of Dallas Texas Revenue Bonds (m)	3,500	5.000	10/01/24	3,532
City of San Antonio Texas Revenue Bonds	1,000	5.250	02/01/13	1,092
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,089
Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,562
County of Fort Bend Texas General Obligation Limited (m)	1,000	5.000	03/01/16	1,093
County of Harris Texas General Obligation Limited	1,435	5.250	08/15/09	1,489
County of Harris Texas Revenue Bonds (Ê)(m)	1,500	5.000	08/15/21	1,547
County of Harris Texas Revenue Bonds (m)(æ)	1,000	5.250	08/15/35	1,062
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,289
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,189
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	807
Midlothian Development Authority Tax Allocation (m)	500	5.000	11/15/09	513
New Braunfels Texas General Obligation Limited (m)(æ)	665	5.250	10/01/21	742
North East Independent School District General Obligation Unlimited	1,000	5.000	08/01/18	1,089
North East Independent School District General Obligation Unlimited (m)(æ)	1,000	5.000	08/01/33	1,099

54	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

North Harris Montgomery Community College District General Obligation Limited (m)	1,000	5.000	02/15/12	1,065
North Texas Municipal Water District Revenue Bonds (m)	2,000	5.000	09/01/13	2,154
North Texas Tollway Authority Revenue Bonds (Ê)(m)(æ)	15	5.000	01/01/18	15
North Texas Tollway Authority Revenue Bonds (Ê)(m)(æ)	985	5.000	01/01/18	990
North Texas Tollway Authority Revenue Bonds	2,000	6.000	01/01/24	2,163
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,300
Port of Corpus Christi Authority of Nueces County Texas Revenue Bonds	385	5.350	11/01/10	388
Round Rock Independent School District General Obligation Unlimited	1,000	6.500	08/01/10	1,085
Round Rock Independent School District General Obligation Unlimited (æ)	750	6.500	08/01/11	816
Round Rock Independent School District General Obligation Unlimited	430	5.375	08/01/12	470
SA Energy Acquisition Public Facility Corp. Revenue Bonds	1,500	5.250	08/01/15	1,526
Sabine River Authority Revenue Bonds	1,500	5.200	05/01/28	1,108
San Antonio Independent School District General Obligation Unlimited (æ)	1,000	5.500	08/15/24	1,040
Spring Independent School District General Obligation Unlimited	1,000	5.000	08/15/16	1,101
State of Texas General Obligation Unlimited	1,750	5.000	04/01/19	1,893
State of Texas General Obligation Unlimited	1,500	5.000	04/01/24	1,562
Texas A&M University Revenue Bonds	1,000	5.000	07/01/08	1,005
Texas A&M University Revenue Bonds	3,855	5.000	05/15/19	4,181
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	1,000	5.000	12/15/11	1,004
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	1,000	5.000	12/15/13	997
Texas State Transportation Commission Revenue Bonds	1,000	5.000	04/01/18	1,085
Tyler Independent School District General Obligation Unlimited	1,350	5.000	02/15/10	1,409
University of Houston Revenue Bonds (m)(æ)	2,000	5.500	02/15/30	2,106

				59,188

Utah - 0.4%
County of Utah Utah Revenue Bonds	200	5.050	11/01/17	205
Intermountain Power Agency Revenue Bonds (m)	1,400	6.500	07/01/10	1,513

				1,718

Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	206
Virgin Islands Public Finance Authority Revenue Bonds	2,500	5.500	10/01/14	2,535

				2,741

Virginia - 1.4%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	534
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	1,947
University of Virginia Revenue Bonds	1,295	5.000	06/01/20	1,360
University of Virginia Revenue Bonds	1,495	5.000	06/01/21	1,563
Virginia Commonwealth Transportation Board Revenue Bonds	360	5.375	05/15/12	385

				5,789

Washington - 3.8%
County of King Washington Revenue Bonds (m)	1,625	5.000	01/01/14	1,760
Energy Northwest Revenue Bonds	1,000	7.000	07/01/08	1,008
Energy Northwest Revenue Bonds	1,000	5.000	07/01/11	1,062

Tax Exempt Bond Fund	55

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,087
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,243
King County Public Hospital District No. 2 General Obligation Limited (m)	1,000	5.000	12/01/19	1,055
King County School District No. 405 Bellevue General Obligation Unlimited (m)	1,000	5.000	12/01/14	1,097
Kitsap County Washington General Obligation Limited (m)(æ)	775	5.750	07/01/14	829
Mason County School District No. 309 Shelton General Obligation Unlimited (m)	1,115	5.000	12/01/18	1,210
State of Washington General Obligation Unlimited	1,780	5.000	07/01/16	1,952
State of Washington General Obligation Unlimited	1,500	5.000	01/01/20	1,511
Tobacco Settlement Authority of Washington Revenue Bonds	835	6.500	06/01/26	854
Washington Higher Education Facilities Authority Revenue Bonds (m)	1,000	5.000	11/01/13	1,059

				15,727

Wisconsin - 1.5%
City of Madison Wisconsin Revenue Bonds	280	4.875	10/01/27	295
Oconto Falls Public School District General Obligation Unlimited (m)(æ)	750	5.750	03/01/13	812
State of Wisconsin Certificate Of Participation (m)	2,825	5.000	03/01/11	2,986
Wisconsin Health & Educational Facilities Authority Revenue Bonds (m)	1,425	5.000	12/01/10	1,509
Wisconsin Health & Educational Facilities Authority Revenue Bonds	210	5.250	05/01/12	217
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220	5.250	05/01/13	227

				6,046

Total Municipal Bonds (cost $394,044)				395,736

Short-Term Investments - 3.3%
Russell Investment Company Money Market Fund	13,454,000			13,454

Total Short-Term Investments (cost $13,454)				13,454

Total Investments - 100.1% (identified cost $407,498)				409,190

Other Assets and Liabilities, Net - (0.1%)				(529)

Net Assets - 100%				408,661

See accompanying notes which are an integral part of the financial statements.

56	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

%

Quality Ratings as a % of Value
AAA	42
AA	32
A	14
BBB	11
BB	1

100

Economic Sector Emphasis as a % of Value
General Obligation	35
Utility Revenue	13
Other Revenue	12
Industrial Revenue	10
Cash Equivalents	10
Education Revenue	8
Healthcare Revenue	6
Pollution Control Revenue	2
Leasing Revenue	2
Housing Revenue	2
Refunded and Special Obligations	—

100

See accompanying notes which are an integral part of the financial statements.

Tax Exempt Bond Fund	57

Russell Investment Company

Tax Exempt Bond Fund

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Alabama	0.5
Alaska	0.3
Arizona	2.5
California	6.4
Colorado	1.1
Connecticut	1.2
Delaware	0.1
District of Columbia	0.5
Florida	6.5
Georgia	4.2
Hawaii	0.9
Idaho	0.7
Illinois	2.6
Indiana	2.0
Iowa	0.6
Kansas	0.4
Louisiana	0.2
Maryland	3.1
Massachusetts	4.9
Michigan	1.9
Minnesota	1.5
Mississippi	0.3
Missouri	0.9
Montana	0.8
Nevada	0.5
New Jersey	2.5
New York	8.6
North Carolina	1.7
North Dakota	0.2
Ohio	2.1
Oklahoma	0.8
Oregon	1.3
Pennsylvania	3.9
Puerto Rico	5.1
Rhode Island	0.3
South Carolina	1.5
South Dakota	0.4
Tennessee	1.5
Texas	14.5
Utah	0.4
Virgin Islands	0.7
Virginia	1.4
Washington	3.8
Wisconsin	1.5
Short-Term Investments	3.3

Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)

100.0

See accompanying notes which are an integral part of the financial statements.

58	Tax Exempt Bond Fund

Russell Investment Company

Tax-Managed Large Cap Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$881.00	$1,015.37
Expenses Paid During Period*	$8.93	$9.57

*	Expenses are equal to the Fund’s annualized expense ratio of 1.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$884.40	$1,019.10
Expenses Paid During Period*	$5.43	$5.82

*	Expenses are equal to the Fund’s annualized expense ratio of 1.16% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$885.80	$1,020.34
Expenses Paid During Period*	$4.27	$4.57

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Tax-Managed Large Cap Fund	59

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.7%
Auto and Transportation - 2.0%
Burlington Northern Santa Fe Corp.	4,200	431
CSX Corp.	24,600	1,549
Expeditors International of Washington, Inc. (Ñ)	45,400	2,115
Norfolk Southern Corp. (Ñ)	44,900	2,675
PACCAR, Inc.	10,800	511
Union Pacific Corp.	10,230	1,485
United Parcel Service, Inc. Class B	35,590	2,577

		11,343

Consumer Discretionary - 13.7%
Abercrombie & Fitch Co. Class A	9,300	691
Activision, Inc. (Æ)	59,640	1,613
Advance Auto Parts, Inc.	8,500	295
Allied Waste Industries, Inc. (Æ)	193,044	2,386
Amazon.com, Inc. (Æ)(Ñ)	75,900	5,968
CBS Corp. Class B	38,900	897
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	9,630	945
Citadel Broadcasting Corp. (Ñ)	103,176	140
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	15,800	452
eBay, Inc. (Æ)	25,100	785
Electronic Arts, Inc. Series C (Æ)	3,400	175
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	21,230	783
GameStop Corp. Class A (Æ)	28,410	1,564
Gemstar-TV Guide International, Inc. (Æ)	1,796	7
Google, Inc. Class A (Æ)	23,080	13,255
Guess ?, Inc. (Ñ)	30,510	1,168
Hanesbrands, Inc. (Æ)(Ñ)	54,100	1,895
International Game Technology	9,300	323
Iron Mountain, Inc. (Æ)	40,250	1,106
JC Penney Co., Inc. (Ñ)	43,600	1,853
Kimberly-Clark Corp.	10,400	666
Kohl’s Corp. (Æ)	8,200	401
Las Vegas Sands Corp. (Æ)(Ñ)	60,000	4,573
Lowe’s Cos., Inc.	109,900	2,768
McDonald’s Corp.	37,900	2,258
News Corp. Class A	98,500	1,763
Nike, Inc. Class B	25,600	1,710
Nordstrom, Inc. (Ñ)	52,470	1,850
priceline.com, Inc. (Æ)(Ñ)	10,480	1,338
Staples, Inc.	24,000	521
Starbucks Corp. (Æ)	202,100	3,280

	Principal Amount ($) or Shares	Market Value $
Starwood Hotels & Resorts Worldwide, Inc. (ö)	13,500	705
Target Corp.	14,900	792
Tim Hortons, Inc. (Ñ)	2,573	88
Time Warner, Inc.	143,275	2,128
VeriSign, Inc. (Æ)(Ñ)	29,620	1,068
VF Corp.	3,200	238
Wal-Mart Stores, Inc.	97,500	5,653
Walt Disney Co. (The) (Ñ)	159,400	5,169
Wyndham Worldwide Corp. (Ñ)	102,500	2,202
Yahoo!, Inc. (Æ)	16,100	441
Yum! Brands, Inc.	7,500	305

		76,218

Consumer Staples - 5.4%
Altria Group, Inc.	45,800	916
Anheuser-Busch Cos., Inc.	14,200	699
Coca-Cola Co. (The)	103,400	6,087
Colgate-Palmolive Co.	33,940	2,399
General Mills, Inc.	36,600	2,211
Kraft Foods, Inc. Class A	135,004	4,270
Molson Coors Brewing Co. Class B	28,600	1,568
PepsiCo, Inc.	15,500	1,062
Philip Morris International, Inc. (Æ)	45,800	2,337
Procter & Gamble Co.	105,085	7,046
Safeway, Inc.	29,200	923
SYSCO Corp.	9,900	303

		29,821

Financial Services - 17.1%
Aflac, Inc.	3,800	253
Allstate Corp. (The)	25,500	1,284
American Express Co.	67,210	3,227
American International Group, Inc.	103,900	4,800
Apartment Investment & Management Co. Class A (ö)(Ñ)	11,901	440
Assurant, Inc.	6,900	448
Axis Capital Holdings, Ltd.	15,900	539
Bank of America Corp.	188,599	7,080
Bank of New York Mellon Corp. (The)	48,811	2,125
BlackRock, Inc. (Ñ)	5,320	1,074
Capital One Financial Corp. (Ñ)	55,170	2,924
Charles Schwab Corp. (The)	35,300	762
Cigna Corp.	23,700	1,012
CIT Group, Inc. (Ñ)	23,000	250
Citigroup, Inc. (Ñ)	157,345	3,976
City National Corp. (Ñ)	500	24
CME Group, Inc. Class A (Ñ)	10,720	4,904

60	Tax-Managed Large Cap Fund

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Colonial BancGroup, Inc. (The) (Ñ)	16,400	133
Discover Financial Services	58,900	1,073
Duke Realty Corp. (ö)	2,300	56
Federal National Mortgage Association (Ñ)	21,900	620
Freddie Mac	93,500	2,329
Genworth Financial, Inc. Class A	18,800	434
Goldman Sachs Group, Inc. (The)	29,240	5,596
Hartford Financial Services Group, Inc.	9,800	698
Hospitality Properties Trust (ö)(Ñ)	7,000	225
Hudson City Bancorp, Inc. (Ñ)	69,000	1,320
Huntington Bancshares, Inc. (Ñ)	46,600	438
IntercontinentalExchange, Inc. (Æ)	26,400	4,096
Janus Capital Group, Inc. (Ñ)	79,400	2,228
JPMorgan Chase & Co.	111,220	5,300
Lehman Brothers Holdings, Inc. (Ñ)	62,700	2,774
Lincoln National Corp.	6,600	355
MBIA, Inc. (Ñ)	8,000	83
Merrill Lynch & Co., Inc.	108,530	5,408
MetLife, Inc.	13,500	821
Moody’s Corp. (Ñ)	74,500	2,753
Morgan Stanley	54,300	2,639
NYSE Euronext	5,700	377
Paychex, Inc. (Ñ)	10,600	386
Piper Jaffray Cos. (Æ)	700	26
Prologis (ö)(Ñ)	6,000	376
Protective Life Corp.	5,600	239
Public Storage (ö)	3,900	354
RenaissanceRe Holdings, Ltd.	7,700	396
Simon Property Group, Inc. (ö)	1,900	190
State Street Corp.	18,900	1,363
TCF Financial Corp. (Ñ)	18,200	317
TD Ameritrade Holding Corp. (Æ)	128,700	2,329
Torchmark Corp.	7,900	511
Travelers Cos., Inc. (The)	11,600	585
Unum Group	17,400	404
US Bancorp	66,800	2,264
Visa, Inc. (Æ)	64,675	5,397
Wachovia Corp. (Ñ)	18,100	528
Washington Mutual, Inc. (Ñ)	179,309	2,204
Wells Fargo & Co.	52,700	1,568
Western Union Co. (The)	2,440	56
WR Berkley Corp.	1,350	35
Zions Bancorporation (Ñ)	13,200	612

		95,018

	Principal Amount ($) or Shares	Market Value $
Health Care - 13.4%
Abbott Laboratories	103,700	5,470
Abraxis Bioscience, Inc. (Æ)	9,000	534
Aetna, Inc.	32,600	1,421
Allergan, Inc.	105,710	5,959
Amgen, Inc. (Æ)	9,000	377
Baxter International, Inc.	18,200	1,134
Biogen Idec, Inc. (Æ)	9,800	595
BioMarin Pharmaceutical, Inc. (Æ)(Ñ)	48,060	1,752
Celgene Corp. (Æ)(Ñ)	21,300	1,324
Cerner Corp. (Æ)(Ñ)	25,400	1,175
Covidien, Ltd.	76,025	3,550
CR Bard, Inc.	7,700	725
CVS Caremark Corp.	118,610	4,788
Express Scripts, Inc. Class A (Æ)	29,100	2,038
Forest Laboratories, Inc. (Æ)	12,100	420
Genentech, Inc. (Æ)	35,900	2,448
Genzyme Corp. (Æ)	65,000	4,573
Gilead Sciences, Inc. (Æ)	100,280	5,190
GlaxoSmithKline PLC - ADR (Ñ)	25,700	1,134
Intuitive Surgical, Inc. (Æ)	20,970	6,066
Johnson & Johnson	62,616	4,201
McKesson Corp.	6,800	354
Merck & Co., Inc.	90,600	3,446
Pfizer, Inc.	207,900	4,181
Schering-Plough Corp.	79,200	1,458
Sepracor, Inc. (Æ)(Ñ)	4,500	97
Stryker Corp.	35,600	2,308
Thermo Fisher Scientific, Inc. (Æ)	30,020	1,737
Varian Medical Systems, Inc. (Æ)(Ñ)	50,100	2,349
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	42,800	1,329
WellPoint, Inc. (Æ)	9,600	478
Wyeth	29,500	1,312
Zimmer Holdings, Inc. (Æ)	7,800	578

		74,501

Integrated Oils - 5.1%
BP PLC - ADR	19,100	1,390
Chevron Corp.	79,687	7,662
ConocoPhillips	73,479	6,330
Exxon Mobil Corp.	95,246	8,865
Marathon Oil Corp.	22,300	1,016
Occidental Petroleum Corp.	12,600	1,049
Petroleo Brasileiro SA - ADR	9,870	1,198
Royal Dutch Shell PLC - ADR	7,300	586

		28,096

Tax-Managed Large Cap Fund	61

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 2.9%
Air Products & Chemicals, Inc.	5,000	492
Alcoa, Inc. (Ñ)	75,070	2,611
Archer-Daniels-Midland Co.	5,100	225
Cemex SAB de CV - ADR (Æ)(Ñ)	80,836	2,235
Domtar Corp. (Æ)	47,300	282
Forestar Real Estate Group, Inc. (Æ)(Ñ)	2,266	56
Masco Corp. (Ñ)	12,100	220
Monsanto Co.	27,610	3,148
Mosaic Co. (The) (Æ)	8,090	991
Owens-Illinois, Inc. (Æ)	16,100	888
Praxair, Inc.	5,700	521
Rohm & Haas Co. (Ñ)	19,000	1,016
United States Steel Corp.	21,500	3,310

		15,995

Miscellaneous - 2.6%
Eaton Corp. (Ñ)	14,600	1,282
General Electric Co.	246,900	8,074
Honeywell International, Inc.	4,300	255
Johnson Controls, Inc.	52,000	1,834
SPX Corp.	11,970	1,472
Textron, Inc.	17,260	1,053
Tyco International, Ltd.	16,025	750

		14,720

Other Energy - 6.5%
Anadarko Petroleum Corp.	24,100	1,604
Baker Hughes, Inc. (Ñ)	23,100	1,868
Cameron International Corp. (Æ)	27,230	1,341
Devon Energy Corp.	37,710	4,276
Dynegy, Inc. Class A (Æ)	3,332	29
El Paso Corp. (Ñ)	148,030	2,537
EOG Resources, Inc.	5,400	705
FMC Technologies, Inc. (Æ)	34,800	2,339
Halliburton Co.	23,700	1,088
National Oilwell Varco, Inc. (Æ)	87,500	5,989
Range Resources Corp.	20,170	1,339
Schlumberger, Ltd.	86,900	8,738
Valero Energy Corp.	8,800	430
Weatherford International, Ltd. (Æ)	24,970	2,014
XTO Energy, Inc.	27,675	1,712

		36,009

Producer Durables - 4.5%
American Tower Corp. Class A (Æ)	14,600	634
Applied Materials, Inc.	110,190	2,056

	Principal Amount ($) or Shares	Market Value $
Boeing Co.	11,800	1,001
Caterpillar, Inc.	10,700	876
Danaher Corp.	9,900	772
Deere & Co.	29,280	2,462
Dover Corp.	20,000	989
Emerson Electric Co.	14,600	763
Ingersoll-Rand Co., Ltd. Class A	20,400	905
Lexmark International, Inc. Class A (Æ)(Ñ)	32,700	1,027
Lockheed Martin Corp.	8,600	912
Northrop Grumman Corp.	12,000	883
NVR, Inc. (Æ)(Ñ)	2,420	1,485
Parker Hannifin Corp.	12,000	958
Raytheon Co.	9,800	627
Toll Brothers, Inc. (Æ)(Ñ)	11,400	258
United Technologies Corp.	114,100	8,269

		24,877

Technology - 14.4%
Akamai Technologies, Inc. (Æ)(Ñ)	41,200	1,474
Altera Corp.	50,400	1,073
Apple, Inc. (Æ)	57,140	9,940
Broadcom Corp. Class A (Æ)(Ñ)	157,600	4,091
Cisco Systems, Inc. (Æ)	386,730	9,916
Computer Sciences Corp. (Æ)(Ñ)	5,300	231
Corning, Inc.	164,560	4,395
Dell, Inc. (Æ)	84,100	1,567
Electronics for Imaging, Inc. (Æ)(Ñ)	15,800	228
EMC Corp. (Æ)	283,100	4,360
First Solar, Inc. (Æ)(Ñ)	6,020	1,758
Hewlett-Packard Co.	121,800	5,645
Intel Corp.	27,800	619
International Business Machines Corp.	74,000	8,932
Intersil Corp. Class A (Ñ)	1,700	45
Jabil Circuit, Inc.	38,800	422
Juniper Networks, Inc. (Æ)	9,700	268
Microchip Technology, Inc. (Ñ)	48,410	1,779
Microsoft Corp.	124,300	3,545
NCR Corp. (Æ)	22,300	549
Oracle Corp. (Æ)	205,200	4,278
Qualcomm, Inc.	95,730	4,135
Research In Motion, Ltd. (Æ)	16,470	2,003
Salesforce.com, Inc. (Æ)(Ñ)	73,330	4,893
Seagate Technology, Inc. (Æ)	26,700	—
Sybase, Inc. (Æ)	25,600	753
Teradata Corp. (Æ)	22,300	475
Tyco Electronics, Ltd.	23,425	876
Xilinx, Inc. (Ñ)	65,100	1,613

		79,863

62	Tax-Managed Large Cap Fund

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - 6.1%
America Movil SAB de CV Series L - ADR	83,620	4,847
American Electric Power Co., Inc.	18,000	803
AT&T, Inc.	278,106	10,765
CMS Energy Corp. (Ñ)	51,000	744
Comcast Corp. Class A (Ñ)	14,500	298
Comcast Corp. Special Class A	135,200	2,736
Constellation Energy Group, Inc.	9,430	798
Edison International	31,300	1,633
Embarq Corp. (Ñ)	17,052	709
Exelon Corp. (Ñ)	27,450	2,346
Fairpoint Communications, Inc. (Ñ)	2,131	20
FirstEnergy Corp.	8,900	673
Northeast Utilities	22,200	584
PG&E Corp. (Ñ)	46,600	1,864
Pinnacle West Capital Corp. (Ñ)	2,200	75
PPL Corp.	1,600	77
Sierra Pacific Resources	22,200	303
Sprint Nextel Corp.	7,856	63
Verizon Communications, Inc.	113,080	4,351
Xcel Energy, Inc. (Ñ)	15,300	318

		34,007

Total Common Stocks
(cost $413,390)		520,468

Short-Term Investments - 5.8%
Russell Investment Company Money Market Fund	29,739,000	29,739
United States Treasury Bills (ç)(ž)(§) 0.558% due 06/19/08	2,200	2,198

Total Short-Term Investments
(cost $31,937)		31,937

Other Securities - 17.2%
Russell Investment Company Money Market Fund (×)	20,726,234	20,726
State Street Securities Lending Quality Trust (×)	74,592,937	74,593

Total Other Securities
(cost $95,319)		95,319

Total Investments - 116.7%
(identified cost $540,646)		647,724

Other Assets and Liabilities, Net - (16.7%)		(92,702)

Net Assets - 100.0%		555,022

See accompanying notes which are an integral part of the financial statements.

Tax-Managed Large Cap Fund	63

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME) expiration date 06/08 (244)	USD	16,909	907
S&P 500 Index (CME) expiration date 06/08 (45)	USD	15,593	728

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			1,635

See accompanying notes which are an integral part of the financial statements.

64	Tax-Managed Large Cap Fund

Russell Investment Company

Tax-Managed Large Cap Fund

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	2.0
Consumer Discretionary	13.7
Consumer Staples	5.4
Financial Services	17.1
Health Care	13.4
Integrated Oils	5.1
Materials and Processing	2.9
Miscellaneous	2.6
Other Energy	6.5
Producer Durables	4.5
Technology	14.4
Utilities	6.1
Short-Term Investments	5.8
Other Securities	17.2

Total Investments	116.7
Other Assets and Liabilities, Net	(16.7)

100.0

Futures Contracts	0.3

See accompanying notes which are an integral part of the financial statements.

Tax-Managed Large Cap Fund	65

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$871.60	$1,013.67
Expenses Paid During Period*	$10.47	$11.27

*	Expenses are equal to the Fund’s annualized expense ratio of 2.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$875.10	$1,017.40
Expenses Paid During Period*	$6.99	$7.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$875.80	$1,018.65
Expenses Paid During Period*	$5.83	$6.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

66	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.7%
Auto and Transportation - 5.4%
AAR Corp. (Æ)(Ñ)	10,350	242
Alexander & Baldwin, Inc. (Ñ)	13,599	683
AMR Corp. (Æ)(Ñ)	9,300	82
ArvinMeritor, Inc. (Ñ)	11,190	167
Atlas Air Worldwide Holdings, Inc. (Æ)	4,975	302
BorgWarner, Inc. (Ñ)	7,150	351
Bristow Group, Inc. (Æ)(Ñ)	5,580	294
Con-way, Inc.	3,870	179
Continental Airlines, Inc. Class A (Æ)	10,625	191
Cooper Tire & Rubber Co.	42,900	564
Fleetwood Enterprises, Inc. (Æ)(Ñ)	31,629	109
Genco Shipping & Trading, Ltd. (Ñ)	4,250	288
General Maritime Corp. (Ñ)	37,024	967
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	24,720	882
Gentex Corp. (Ñ)	15,360	287
Goodyear Tire & Rubber Co. (The)(Æ)	9,050	242
Kansas City Southern (Æ)(Ñ)	2,100	95
Kirby Corp. (Æ)	9,900	543
Old Dominion Freight Line, Inc. (Æ)(Ñ)	19,600	602
Overseas Shipholding Group, Inc. (Ñ)	4,995	376
Skywest, Inc.	1,600	30
Strattec Security Corp.	1,700	63
Tenneco, Inc. (Æ)(Ñ)	82,045	2,099
UTI Worldwide, Inc. (Ñ)	86,070	1,892
Wabtec Corp.	43,500	1,865

		13,395

Consumer Discretionary -16.3%
99 Cents Only Stores (Æ)(Ñ)	68,994	656
Aaron Rents, Inc. (Ñ)	10,875	271
Activision, Inc. (Æ)	18,475	500
Advisory Board Co. (The) (Æ)	6,532	304
Aeropostale, Inc. (Æ)(Ñ)	12,700	404
AMN Healthcare Services, Inc. (Æ)	12,050	176
AnnTaylor Stores Corp. (Æ)	9,100	230
Arbitron, Inc. (Ñ)	19,605	938
Asbury Automotive Group, Inc.	13,200	220
Big 5 Sporting Goods Corp. (Ñ)	7,025	65
Boyd Gaming Corp. (Ñ)	12,600	236
Bright Horizons Family Solutions, Inc. (Æ)	7,275	345
Brinker International, Inc. (Ñ)	14,750	335
Callaway Golf Co. (Ñ)	13,645	187
Capella Education Co. New (Æ)(Ñ)	15,474	998

	Principal Amount ($) or Shares	Market Value $
Career Education Corp. (Æ)(Ñ)	10,625	214
Carmax, Inc. (Æ)(Ñ)	14,200	295
Carter’s, Inc. (Æ)	45,875	649
Casual Male Retail Group, Inc. (Æ)(Ñ)	23,795	103
Cato Corp. (The) Class A	29,875	515
CDI Corp. (Ñ)	3,600	98
CEC Entertainment, Inc. (Æ)	18,675	695
Central European Distribution Corp. (Æ)	5,887	359
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	2,110	207
Consolidated Graphics, Inc. (Æ)(Ñ)	15,800	919
Core-Mark Holding Co., Inc. (Æ)(Ñ)	7,200	206
Corinthian Colleges, Inc. (Æ)(Ñ)	47,799	542
Corrections Corp. of America (Æ)	11,134	284
CoStar Group, Inc. (Æ)(Ñ)	15,185	728
Deckers Outdoor Corp. (Æ)(Ñ)	3,010	416
DeVry, Inc.	13,340	760
Dollar Tree, Inc. (Æ)	17,500	553
DreamWorks Animation SKG, Inc. Class A (Æ)	9,405	263
Earthlink, Inc. (Æ)(Ñ)	88,175	805
Family Dollar Stores, Inc. (Ñ)	9,475	203
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	10,000	369
Fossil, Inc. (Æ)(Ñ)	44,631	1,597
Fred’s, Inc. Class A (Ñ)	70,102	777
FTI Consulting, Inc. (Æ)(Ñ)	18,239	1,167
GameStop Corp. Class A (Æ)(Ñ)	12,930	712
Gemstar-TV Guide International, Inc. (Æ)	265	1
Geo Group, Inc. (The) (Æ)	5,700	151
Greenfield Online, Inc. (Æ)	25,940	296
Guess ?, Inc. (Ñ)	17,460	668
Gymboree Corp. (Æ)(Ñ)	4,780	207
Hearst-Argyle Television, Inc. Class A (Ñ)	8,840	183
Hertz Global Holdings, Inc. (Æ)(Ñ)	22,550	290
International Speedway Corp. Class A	5,825	247
inVentiv Health, Inc. (Æ)	5,510	164
J Crew Group, Inc. (Æ)(Ñ)	6,270	298
John Wiley & Sons, Inc. Class A	5,840	269
Lamar Advertising Co. Class A (Æ)(Ñ)	3,075	122
Landry’s Restaurants, Inc. (Ñ)	8,125	130
Lifetime Brands, Inc. (Ñ)	22,275	190
Liz Claiborne, Inc. (Ñ)	14,025	248
Matthews International Corp. Class A (Ñ)	17,450	863
MAXIMUS, Inc.	5,202	197

Tax-Managed Mid & Small Cap Fund	67

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

McClatchy Co. Class A (Ñ)	21,675	228
Men’s Wearhouse, Inc. (Ñ)	6,975	186
MPS Group, Inc. (Æ)	14,300	153
MSC Industrial Direct Co. Class A	7,744	378
National CineMedia, Inc.	10,700	205
Navigant Consulting, Inc. (Æ)(Ñ)	6,150	124
Net 1 UEPS Technologies, Inc. (Æ)(Ñ)	9,760	229
Papa John’s International, Inc. (Æ)(Ñ)	22,400	605
PF Chang’s China Bistro, Inc. (Æ)(Ñ)	41,960	1,302
PHH Corp. (Æ)	8,375	164
Polo Ralph Lauren Corp. Class A (Ñ)	5,050	314
Priceline.com, Inc. (Æ)(Ñ)	2,800	357
RadioShack Corp. (Ñ)	16,490	229
RC2 Corp. (Æ)(Ñ)	9,500	176
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	21,675	890
School Specialty, Inc. (Æ)(Ñ)	19,075	562
Scientific Games Corp. Class A (Æ)(Ñ)	40,935	1,153
Service Corp. International	23,020	256
Sinclair Broadcast Group, Inc. Class A (Ñ)	23,100	203
Strayer Education, Inc. (Ñ)	14,441	2,681
Tempur-Pedic International, Inc. (Ñ)	14,425	160
Tetra Tech, Inc. (Æ)(Ñ)	11,897	251
Tivo, Inc. (Æ)(Ñ)	26,900	221
Toro Co. (Ñ)	4,960	210
Tupperware Brands Corp.	8,625	340
United Online, Inc. (Ñ)	14,256	152
Valassis Communications, Inc. (Æ)(Ñ)	47,775	678
Valueclick, Inc. (Æ)(Ñ)	116,308	2,320
VistaPrint, Ltd. (Æ)(Ñ)	16,010	545
Watson Wyatt Worldwide, Inc. Class A	5,411	317
WESCO International, Inc. (Æ)(Ñ)	8,100	301
WMS Industries, Inc. (Æ)(Ñ)	25,625	927

		40,642

Consumer Staples - 2.6%
Coca-Cola Bottling Co. Consolidated	2,720	156
Hain Celestial Group, Inc. (Æ)(Ñ)	7,729	191
Hansen Natural Corp. (Ñ)	11,090	392
Lance, Inc. (Ñ)	39,845	835
Longs Drug Stores Corp. (Ñ)	2,920	117
Peet’s Coffee & Tea, Inc. (Æ)(Ñ)	62,730	1,457
Performance Food Group Co. (Æ)	8,039	269
Ralcorp Holdings, Inc. (Æ)(Ñ)	4,120	251
Ruddick Corp.	7,780	301
SunOpta, Inc. (Æ)(Ñ)	122,615	678
TreeHouse Foods, Inc. (Æ)	35,400	803

	Principal Amount ($) or Shares	Market Value $
Whole Foods Market, Inc. (Ñ)	32,430	1,059

		6,509

Financial Services - 16.1%
Advanta Corp. Class B (Ñ)	36,612	321
Alexander’s, Inc. (Æ)(ö)(Ñ)	410	146
American Campus Communities, Inc. (ö)(Ñ)	20,050	612
American Equity Investment Life Holding Co. (Ñ)	85,500	825
AmeriCredit Corp. (Æ)(Ñ)	12,625	176
Anchor Bancorp Wisconsin, Inc. (Ñ)	12,825	195
Apollo Investment Corp. (Ñ)	11,225	182
Arbor Realty Trust, Inc. (ö)(Ñ)	38,564	666
Ares Capital Corp.	19,575	220
Argo Group International Holdings, Ltd. (Æ)	23,183	830
Bank of the Ozarks, Inc. (Ñ)	30,415	759
BioMed Realty Trust, Inc. (ö)(Ñ)	13,900	361
Capital Southwest Corp. (Ñ)	1,160	138
Capital Trust, Inc. Class A (ö)(Ñ)	3,410	91
Cash America International, Inc.	5,325	217
Cedar Shopping Centers, Inc. (ö)	51,928	649
Colonial BancGroup, Inc. (The)	21,975	179
Cullen/Frost Bankers, Inc. (Ñ)	19,895	1,111
Delphi Financial Group, Inc. Class A	7,845	214
Dime Community Bancshares (Ñ)	25,220	471
Dun & Bradstreet Corp.	3,850	325
East West Bancorp, Inc. (Ñ)	27,967	398
EastGroup Properties, Inc. (ö)	4,025	192
Employers Holdings, Inc.	8,325	159
Enstar Group, Ltd. (Æ)(Ñ)	1,475	160
Euronet Worldwide, Inc. (Æ)(Ñ)	74,315	1,314
Extra Space Storage, Inc. (ö)(Ñ)	15,650	263
Fair Isaac Corp.	26,621	659
Federal Realty Investment Trust (ö)(Ñ)	3,380	278
FelCor Lodging Trust, Inc. (ö)(Ñ)	14,080	177
Fidelity National Financial, Inc. Class A (Ñ)	17,120	274
Fidelity National Information Services, Inc.	3,844	139
First Commonwealth Financial Corp. (Ñ)	20,250	252
First Financial Bancorp	17,600	231
First Industrial Realty Trust, Inc. (ö)(Ñ)	17,443	527
First Midwest Bancorp, Inc. (Ñ)	16,778	428
FNB Corp. (Ñ)	22,245	344

68	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Franklin Street Properties Corp. (ö)(Ñ)	14,375	212
GATX Corp. (Ñ)	31,850	1,401
General Growth Properties, Inc. (ö)(Ñ)	8,000	328
Glacier Bancorp, Inc. (Ñ)	12,427	256
Greenhill & Co., Inc. (Ñ)	8,990	585
Hanover Insurance Group, Inc. (The)	16,214	728
Harleysville Group, Inc.	4,925	179
HCP, Inc. (ö)	9,025	322
Health Care REIT, Inc. (ö)	5,060	245
Hersha Hospitality Trust (ö)	52,725	502
Home Properties, Inc. (ö)(Ñ)	11,055	581
Inland Real Estate Corp. (ö)	11,700	189
Integra Bank Corp. (Ñ)	15,000	219
Interactive Brokers Group, Inc. Class A (Æ)(Ñ)	8,100	256
Interactive Data Corp.	17,890	483
Investment Technology Group, Inc. (Æ)	17,106	826
Investors Real Estate Trust (ö)(Ñ)	22,730	232
Jack Henry & Associates, Inc. (Ñ)	15,350	403
Kayne Anderson Energy Development Co. (Ñ)	7,825	174
Leucadia National Corp. (Ñ)	5,850	300
Mercury General Corp. (Ñ)	4,650	232
MF Global, Ltd. (Æ)	10,950	144
MGIC Investment Corp. (Ñ)	53,092	692
Mid-America Apartment Communities, Inc. (ö)	30,898	1,622
Nationwide Health Properties, Inc. (ö)	7,670	276
Navigators Group, Inc. (Æ)	4,675	229
Old National Bancorp (Ñ)	48,054	822
Old Republic International Corp. (Ñ)	12,937	186
OneBeacon Insurance Group, Ltd. Class A (Ñ)	11,900	234
Phoenix Cos., Inc. (The)	12,075	157
Post Properties, Inc. (ö)	8,105	297
Radian Group, Inc.	24,725	133
Raymond James Financial, Inc. (Ñ)	6,438	185
Reinsurance Group of America, Inc. (Ñ)	4,685	244
RLI Corp. (Ñ)	11,475	551
Selective Insurance Group (Ñ)	6,765	144
Signature Bank NY (Æ)(Ñ)	48,895	1,290
Sovereign Bancorp, Inc. (Ñ)	11,963	89
State Auto Financial Corp.	3,055	84
State Street Corp. (Ñ)	3,869	279
Sterling Bancshares, Inc.	9,600	100
Sterling Financial Corp. (Ñ)	15,408	188

	Principal Amount ($) or Shares	Market Value $
Stewart Information Services Corp. (Ñ)	19,592	480
Sun Communities, Inc. (ö)	31,946	621
Tanger Factory Outlet Centers (ö)(Ñ)	4,575	185
TD Ameritrade Holding Corp. (Æ)(Ñ)	13,900	252
Texas Capital Bancshares, Inc. (Æ)(Ñ)	82,725	1,526
UCBH Holdings, Inc. (Ñ)	57,089	416
UnionBanCal Corp. (Ñ)	3,300	173
United Bankshares, Inc. (Ñ)	16,400	477
United Fire & Casualty Co. (Ñ)	23,150	763
Valley National Bancorp (Ñ)	9,749	187
Vornado Realty Trust (ö)	3,455	322
Waddell & Reed Financial, Inc. Class A	23,200	786
Washington Real Estate Investment Trust (ö)(Ñ)	6,025	214
Westamerica Bancorporation (Ñ)	13,987	817
Wintrust Financial Corp. (Ñ)	39,413	1,250
World Acceptance Corp. (Æ)(Ñ)	14,819	584

		40,135

Health Care - 12.6%
Abraxis Bioscience, Inc. (Æ)	3,111	184
Alexion Pharmaceuticals, Inc. (Æ)	9,530	671
Align Technology, Inc. (Æ)(Ñ)	20,975	258
Amedisys, Inc. (Æ)(Ñ)	4,916	255
Applera Corp. - Celera Group (Æ)	68,760	920
Arthrocare Corp. (Æ)(Ñ)	37,770	1,702
Auxilium Pharmaceuticals, Inc. (Æ)(Ñ)	3,825	118
BioMarin Pharmaceutical, Inc. (Æ)(Ñ)	9,600	350
Celgene Corp. (Æ)	4,730	294
Charles River Laboratories International, Inc. (Æ)(Ñ)	11,108	645
Chattem, Inc. (Æ)(Ñ)	13,889	971
Cooper Cos., Inc. (The) (Ñ)	3,680	129
Covance, Inc. (Æ)(Ñ)	5,510	462
Coventry Health Care, Inc. (Æ)(Ñ)	6,925	310
Durect Corp. (Æ)(Ñ)	63,324	287
Endo Pharmaceuticals Holdings, Inc. (Æ)	10,825	269
Gen-Probe, Inc. (Æ)(Ñ)	13,975	788
Gentiva Health Services, Inc. (Æ)	43,999	957
Haemonetics Corp. (Æ)	19,323	1,106
Healthsouth Corp. (Æ)(Ñ)	7,125	140
Henry Schein, Inc. (Æ)(Ñ)	10,840	600
Hlth Corp. (Æ)(Ñ)	17,940	199
Hologic, Inc. (Æ)(Ñ)	13,117	383
ICON plc-ADR (Æ)	3,770	271
ICU Medical, Inc. (Æ)(Ñ)	24,221	608

Tax-Managed Mid & Small Cap Fund	69

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Idexx Laboratories, Inc. (Æ)(Ñ)	30,346	1,614
Illumina, Inc. (Æ)(Ñ)	2,525	197
ImClone Systems, Inc. (Æ)(Ñ)	5,990	279
Intuitive Surgical, Inc. (Æ)(Ñ)	2,870	830
Inverness Medical Innovations, Inc. (Æ)(Ñ)	3,875	143
Invitrogen Corp. (Æ)	9,606	899
Kindred Healthcare, Inc. (Æ)	23,450	556
KV Pharmaceutical Co. Class A (Æ)(Ñ)	39,905	975
Medical Action Industries, Inc. (Æ)(Ñ)	41,351	678
Mentor Corp. (Ñ)	21,394	626
Merit Medical Systems, Inc. (Æ)	79,303	1,167
Millennium Pharmaceuticals, Inc. (Æ)	18,025	448
Nighthawk Radiology Holdings, Inc. (Æ)(Ñ)	195,000	1,462
NuVasive, Inc. (Æ)	3,375	129
Omnicare, Inc. (Ñ)	9,575	195
Omnicell, Inc. (Æ)(Ñ)	4,720	57
Orthofix International NV (Æ)	6,825	210
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	5,694	197
Perrigo Co. (Ñ)	12,200	500
PSS World Medical, Inc. (Æ)	42,418	699
Quality Systems, Inc. (Ñ)	47,420	1,523
Stericycle, Inc. (Æ)	9,420	503
Sunrise Senior Living, Inc. (Æ)(Ñ)	13,871	298
SurModics, Inc. (Æ)(Ñ)	16,150	718
Symmetry Medical, Inc. (Æ)	27,100	380
Techne Corp. (Æ)	3,040	220
Tenet Healthcare Corp. (Æ)(Ñ)	38,900	249
United Therapeutics Corp. (Æ)	4,470	378
US Physical Therapy, Inc. (Æ)	32,007	499
Vertex Pharmaceuticals, Inc. (Æ)	10,350	264
Viropharma, Inc. (Æ)(Ñ)	15,275	140
Vital Signs, Inc. (Ñ)	15,400	806
WellCare Health Plans, Inc. (Æ)	3,675	161
Wright Medical Group, Inc. (Æ)(Ñ)	9,575	267
Zoll Medical Corp. (Æ)(Ñ)	11,060	369

		31,513

Integrated Oils - 0.1%
Delta Petroleum Corp. (Æ)(Ñ)	13,325	327

Materials and Processing - 8.7%
AAON, Inc.	11,450	207
Agnico-Eagle Mines, Ltd.	7,160	447
AK Steel Holding Corp. (Ñ)	6,750	424
Arch Chemicals, Inc.	5,780	197

	Principal Amount ($) or Shares	Market Value $
Brush Engineered Materials, Inc. (Æ)(Ñ)	14,973	464
Buckeye Technologies, Inc. (Æ)	12,300	106
Celanese Corp. Class A (Ñ)	12,430	556
Ceradyne, Inc. (Æ)(Ñ)	17,112	667
CF Industries Holdings, Inc. (Ñ)	8,270	1,106
Clarcor, Inc. (Ñ)	22,675	951
Cleveland-Cliffs, Inc. (Ñ)	1,650	265
Coeur d’Alene Mines Corp. (Æ)(Ñ)	47,175	145
Commercial Metals Co.	18,725	583
Compass Minerals International, Inc. (Ñ)	23,040	1,452
Cytec Industries, Inc.	6,450	381
Deltic Timber Corp. (Ñ)	13,450	709
EnerSys (Æ)	9,695	227
ENGlobal Corp. (Æ)(Ñ)	74,041	744
Ennis, Inc. (Ñ)	28,050	475
Ferro Corp.	15,725	276
FMC Corp.	6,935	435
GrafTech International, Ltd. (Æ)(Ñ)	19,570	385
Harsco Corp.	7,460	443
HB Fuller Co. (Ñ)	7,775	179
Hercules, Inc. (Ñ)	22,175	417
Huntsman Corp.	10,490	236
Interface, Inc. Class A (Ñ)	6,765	87
Interline Brands, Inc. (Æ)	11,425	221
Jacobs Engineering Group, Inc. (Æ)(Ñ)	6,525	563
Kaydon Corp. (Ñ)	11,070	580
Lennox International, Inc.	7,530	250
LSI Industries, Inc.	26,505	291
MGP Ingredients, Inc. (Ñ)	50,977	373
Minerals Technologies, Inc. (Ñ)	3,910	265
Owens-Illinois, Inc. (Æ)	11,690	645
Polypore International, Inc. (Æ)(Ñ)	65,260	1,528
Precision Castparts Corp.	2,700	317
Rogers Corp. (Æ)	2,675	92
RPM International, Inc.	13,056	291
Sigma-Aldrich Corp.	1,250	71
Sonoco Products Co.	9,475	312
Southern Copper Corp. (Ñ)	2,600	298
Steel Dynamics, Inc.	4,225	147
Terra Industries, Inc. (Æ)	30,616	1,159
Texas Industries, Inc. (Ñ)	6,225	482
Universal Forest Products, Inc. (Ñ)	4,100	142
URS Corp. (Æ)	3,715	150
USG Corp. (Æ)(Ñ)	7,417	262
Watsco, Inc. (Ñ)	13,675	620

		21,623

70	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Miscellaneous - 0.5%
Brunswick Corp. (Ñ)	22,132	369
Carlisle Cos., Inc. (Ñ)	5,247	152
GenCorp, Inc. (Æ)(Ñ)	22,975	197
Lancaster Colony Corp.	5,325	203
Walter Industries, Inc. Class A	5,853	406

		1,327

Other Energy - 6.6%
Alpha Natural Resources, Inc. (Æ)	5,210	253
Arch Coal, Inc.	5,650	324
Basic Energy Services, Inc. (Æ)(Ñ)	22,025	511
Cheniere Energy, Inc. (Æ)(Ñ)	9,350	91
Core Laboratories NV (Æ)(Ñ)	3,910	490
Denbury Resources, Inc. (Æ)	8,810	269
Encore Acquisition Co. (Æ)	20,657	943
Energy Partners, Ltd. (Æ)	14,800	180
Equitable Resources, Inc.	600	40
FMC Technologies, Inc. (Æ)(Ñ)	4,925	331
Forest Oil Corp. (Æ)(Ñ)	26,504	1,562
Foundation Coal Holdings, Inc.	19,398	1,163
Grey Wolf, Inc. (Æ)(Ñ)	38,550	242
Helix Energy Solutions Group, Inc. (Æ)(Ñ)	27,750	959
Hercules Offshore, Inc. (Æ)	6,275	165
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	6,565	327
International Coal Group, Inc. (Æ)(Ñ)	153,372	1,221
JA Solar Holdings Co., Ltd.-ADR (Æ)(Ñ)	14,160	340
Lufkin Industries, Inc. (Ñ)	3,355	253
NATCO Group, Inc. Class A (Æ)	5,100	258
Oil States International, Inc. (Æ)(Ñ)	6,815	341
Parker Drilling Co. (Æ)(Ñ)	31,395	252
Patriot Coal Corp. (Æ)(Ñ)	1,360	90
Peabody Energy Corp.	4,825	295
PetroHawk Energy Corp. (Æ)(Ñ)	32,640	772
Plains Exploration & Production Co. (Æ)	7,642	476
Range Resources Corp.	10,690	710
Southwestern Energy Co. (Æ)	7,840	332
Stone Energy Corp. (Æ)	5,675	346
Tesoro Corp.	9,450	237
USEC, Inc. (Æ)(Ñ)	22,300	103
W-H Energy Services, Inc. (Æ)(Ñ)	8,250	638
Western Refining, Inc. (Ñ)	30,350	304
Whiting Petroleum Corp. (Æ)	19,175	1,467
Willbros Group, Inc. (Æ)	7,575	273

		16,558

	Principal Amount ($) or Shares	Market Value $
Producer Durables - 6.9%
AGCO Corp. (Æ)(Ñ)	7,985	480
Ametek, Inc.	9,820	476
Applied Industrial Technologies, Inc. (Ñ)	8,810	213
AZZ, Inc. (Æ)(Ñ)	29,967	799
C&D Technologies, Inc. (Æ)(Ñ)	68,300	377
Champion Enterprises, Inc. (Æ)(Ñ)	81,767	844
Covanta Holding Corp. (Æ)(Ñ)	12,980	346
Crown Castle International Corp. (Æ)(Ñ)	8,200	319
Dionex Corp. (Æ)(Ñ)	4,350	340
Donaldson Co., Inc. (Ñ)	22,894	997
EnPro Industries, Inc. (Æ)(Ñ)	20,375	740
Entegris, Inc. (Æ)	30,625	231
ESCO Technologies, Inc. (Æ)(Ñ)	5,575	260
Federal Signal Corp.	17,925	249
Flowserve Corp. (Ñ)	4,610	572
General Cable Corp. (Æ)(Ñ)	17,170	1,150
IDEX Corp.	15,459	567
Joy Global, Inc.	6,850	509
Kadant, Inc. (Æ)	18,725	488
Kennametal, Inc.	28,135	978
Lexmark International, Inc. Class A (Æ)	8,350	262
Littelfuse, Inc. (Æ)	6,355	234
MDC Holdings, Inc. (Ñ)	6,472	282
Middleby Corp. (Æ)(Ñ)	12,415	779
Mueller Water Products, Inc. Class B (Ñ)	10,300	82
Orbital Sciences Corp. (Æ)	11,791	317
Pentair, Inc. (Ñ)	8,700	320
Pulte Homes, Inc. (Ñ)	22,970	299
Robbins & Myers, Inc.	33,407	1,332
Ryland Group, Inc. (Ñ)	6,075	194
TAL International Group, Inc. (Ñ)	26,600	644
Tennant Co. (Ñ)	22,960	784
Terex Corp. (Æ)	4,555	317
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	13,541	496

		17,277

Technology - 12.8%
Akamai Technologies, Inc. (Æ)(Ñ)	6,325	226
American Science & Engineering, Inc. (Ñ)	16,516	805
Anixter International, Inc. (Æ)(Ñ)	10,355	590
Ansys, Inc. (Æ)(Ñ)	10,300	414

Tax-Managed Mid & Small Cap Fund	71

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ariba, Inc. (Æ)	17,125	203
Atmel Corp. (Æ)	69,875	260
Avnet, Inc. (Æ)	10,710	280
Benchmark Electronics, Inc. (Æ)	52,887	940
Black Box Corp.	6,756	201
BMC Software, Inc. (Æ)	12,450	433
CACI International, Inc. Class A (Æ)(Ñ)	23,421	1,174
Cavium Networks, Inc. (Æ)(Ñ)	21,810	448
Cognizant Technology Solutions Corp. Class A (Æ)	6,000	194
Diodes, Inc. (Æ)(Ñ)	33,212	898
Electronics for Imaging, Inc. (Æ)	31,750	458
Emulex Corp. (Æ)(Ñ)	50,498	661
EPIQ Systems, Inc. (Æ)(Ñ)	43,783	676
F5 Networks, Inc. (Æ)(Ñ)	53,145	1,203
Fairchild Semiconductor International, Inc. Class A (Æ)(Ñ)	30,425	397
First Solar, Inc. (Æ)(Ñ)	1,200	350
Flir Systems, Inc. (Æ)(Ñ)	12,180	418
Foundry Networks, Inc. (Æ)	59,575	758
GTSI Corp. (Æ)	45,996	368
Harris Corp.	3,880	210
Harris Stratex Networks, Inc. Class A (Æ)	15,675	149
IHS, Inc. Class A (Æ)(Ñ)	3,790	250
Informatica Corp. (Æ)(Ñ)	107,644	1,718
Intersil Corp. Class A (Ñ)	7,030	188
ION Geophysical Corp. (Æ)(Ñ)	38,938	620
Jabil Circuit, Inc.	18,700	203
JDS Uniphase Corp. (Æ)(Ñ)	17,675	253
Kenexa Corp. (Æ)(Ñ)	49,340	863
LSI Corp. (Æ)(Ñ)	54,526	338
Macrovision Solutions Corp. (Æ)(Ñ)	135,780	2,143
Mantech International Corp. Class A (Æ)	27,169	1,298
Marvell Technology Group, Ltd. (Æ)	23,330	302
Mentor Graphics Corp. (Æ)(Ñ)	57,950	584
MercadoLibre, Inc. (Æ)(Ñ)	5,700	288
Microchip Technology, Inc. (Ñ)	16,700	614
Micros Systems, Inc. (Æ)(Ñ)	11,820	421
NAVTEQ Corp. (Æ)	3,550	263
Omniture, Inc. (Æ)	12,520	286
ON Semiconductor Corp. (Æ)(Ñ)	28,975	216
Parametric Technology Corp. (Æ)(Ñ)	33,785	589
Perot Systems Corp. Class A (Æ)(Ñ)	58,300	912

	Principal Amount ($) or Shares	Market Value $
Plexus Corp. (Æ)(Ñ)	10,055	242
Progress Software Corp. (Æ)	31,875	964
Salesforce.com, Inc. (Æ)(Ñ)	8,280	553
SanDisk Corp. (Æ)	3,510	95
Sonus Networks, Inc. (Æ)(Ñ)	138,735	556
Spansion, Inc. Class A (Æ)(Ñ)	62,750	207
Sycamore Networks, Inc. (Æ)	63,630	205
Syntel, Inc. (Ñ)	5,991	198
Taleo Corp. Class A (Æ)(Ñ)	50,980	994
Varian, Inc. (Æ)	12,558	640
Veraz Networks, Inc. (Æ)(Ñ)	108,206	278
Vignette Corp. (Æ)	13,727	159
Zebra Technologies Corp. Class A (Æ)(Ñ)	46,196	1,698

		31,852

Utilities - 4.1%
Alaska Communications Systems Group, Inc.	107,788	1,205
Avista Corp.	24,700	507
Black Hills Corp. (Ñ)	11,825	461
Cablevision Systems Corp. Class A (Æ)(Ñ)	3,775	87
Central Vermont Public Service Corp. (Ñ)	7,025	164
Cleco Corp. (Ñ)	34,338	824
El Paso Electric Co. (Æ)	36,330	820
Empire District Electric Co. (The)	10,300	214
Fairpoint Communications, Inc. (Ñ)	23,775	219
Great Plains Energy, Inc. (Ñ)	8,960	230
NeuStar, Inc. Class A (Æ)(Ñ)	76,053	2,092
New Jersey Resources Corp. (Ñ)	7,807	249
Northwest Natural Gas Co. (Ñ)	5,300	238
NorthWestern Corp. (Ñ)	35,550	882
NSTAR (Ñ)	9,261	298
Otter Tail Corp. (Ñ)	6,415	238
Puget Energy, Inc. (Ñ)	8,190	223
SCANA Corp. (Ñ)	8,400	331
Southwest Gas Corp.	8,730	252
Telephone & Data Systems, Inc.	4,490	172
Time Warner Telecom, Inc. Class A (Æ)(Ñ)	10,450	205
Wisconsin Energy Corp. (Ñ)	9,665	459

		10,370

Total Common Stocks
(cost $204,708)		231,528

72	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Warrants & Rights - 0.0%
Ares Capital Corp. (Æ)	5,916	—

Total Warrants & Rights
(cost $-)		—

Short-Term Investments - 7.1%
Russell Investment Company
Money Market Fund	16,320,000	16,320
United States Treasury Bills (ç)(ž)(§) 0.560% due 06/19/08	1,300	1,299

Total Short-Term Investments
(cost $17,619)		17,619

Other Securities - 42.7%
Russell Investment Company Money Market Fund (×)	23,199,965	23,200
State Street Securities Lending Quality Trust (×)	83,495,801	83,496

Total Other Securities
(cost $106,696)		106,696

Total Investments - 142.5%
(identified cost $329,023)		355,843

Other Assets and Liabilities, Net - (42.5%)		(106,127)

Net Assets - 100.0%		249,716

See accompanying notes which are an integral part of the financial statements.

Tax-Managed Mid & Small Cap Fund	73

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME) expiration date 06/08 (239)	USD	17,148	1,069

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			1,069

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	5.4
Consumer Discretionary	16.3
Consumer Staples	2.6
Financial Services	16.1
Health Care	12.6
Integrated Oils	0.1
Materials and Processing	8.7
Miscellaneous	0.5
Other Energy	6.6
Producer Durables	6.9
Technology	12.8
Utilities	4.1
Short-Term Investments	7.1
Warrants & Rights	—	*
Other Securities	42.7

Total Investments	142.5
Other Assets and Liabilities, Net	(42.5)

	100.0

Futures	0.4

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

74	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Select Growth Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$887.90	$1,013.77
Expenses Paid During Period*	$10.47	$11.17

*	Expenses are equal to the Fund’s annualized expense ratio of 2.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$892.30	$1,018.00
Expenses Paid During Period*	$6.49	$6.92

*	Expenses are equal to the Fund’s annualized expense ratio of 1.38% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$894.10	$1,019.94
Expenses Paid During Period*	$4.66	$4.97

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Select Growth Fund	75

Russell Investment Company

Select Growth Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$892.20	$1,018.90
Expenses Paid During Period*	$5.65	$6.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

76	Select Growth Fund

Russell Investment Company

Select Growth Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.3%
Auto and Transportation - 2.8%
Amerigon, Inc. (Æ)(Ñ)	5,276	77
Expeditors International of Washington, Inc. (Ñ)	38,850	1,810
FedEx Corp.	12,600	1,208
Quantum Fuel Systems Technologies Worldwide, Inc. (Æ)(Ñ)	20,282	27
Union Pacific Corp. (Ñ)	4,800	697
United Parcel Service, Inc. Class B	21,000	1,521

		5,340

Consumer Discretionary - 17.7%
Activision, Inc. (Æ)(Ñ)	18,470	500
AFC Enterprises (Æ)(Ñ)	3,100	32
Amazon.com, Inc. (Æ)(Ñ)	8,644	680
Autobytel, Inc. (Æ)	15,500	29
Cache, Inc. (Æ)(Ñ)	4,600	56
Central Garden and Pet Co. (Æ)(Ñ)	8,400	43
Chindex International, Inc. (Æ)(Ñ)	2,250	55
Coach, Inc. (Æ)	17,860	635
Cost Plus, Inc. (Æ)(Ñ)	12,200	34
Costco Wholesale Corp. (Ñ)	8,400	598
Deckers Outdoor Corp. (Æ)(Ñ)	900	124
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	23,985	686
eBay, Inc. (Æ)	90,600	2,835
Eddie Bauer Holdings, Inc. (Æ)(Ñ)	6,000	24
Electronic Arts, Inc. (Æ)(Ñ)	31,000	1,596
Estee Lauder Cos., Inc. (The) Class A (Ñ)	3,700	169
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	3,690	136
GameStop Corp. Class A (Æ)(Ñ)	8,360	460
Google, Inc. Class A (Æ)	10,266	5,896
Guess ?, Inc. (Ñ)	13,757	527
Infospace, Inc. (Ñ)	6,000	72
Inter Parfums, Inc. (Ñ)	2,400	70
International Game Technology (Ñ)	42,000	1,459
Isle of Capri Casinos, Inc. (Æ)(Ñ)	5,100	34
Jamba, Inc. (Æ)(Ñ)	6,800	17
Landry’s Restaurants, Inc. (Ñ)	3,200	51
Las Vegas Sands Corp. (Æ)(Ñ)	15,507	1,182
Leapfrog Enterprises, Inc. Class A (Æ)(Ñ)	5,000	42
Looksmart, Ltd. (Æ)(Ñ)	5,700	25
Lowe’s Cos., Inc. (Ñ)	67,802	1,708
McDonald’s Corp.	8,000	477
MGM Mirage (Æ)(Ñ)	20,000	1,023
MTR Gaming Group, Inc. (Æ)(Ñ)	5,400	33

	Principal Amount ($) or Shares	Market Value $
NexCen Brands, Inc. (Æ)(Ñ)	15,400	47
Nike, Inc. Class B (Ñ)	6,370	426
Nordstrom, Inc. (Ñ)	22,239	784
PetMed Express, Inc. (Æ)(Ñ)	4,600	52
Pier 1 Imports, Inc. (Æ)(Ñ)	13,500	105
Revlon, Inc. Class A (Æ)(Ñ)	46,100	44
Ruby Tuesday, Inc. (Ñ)	4,700	40
Six Flags, Inc. (Æ)(Ñ)	23,600	42
Stamps.com, Inc. (Æ)(Ñ)	3,900	53
Staples, Inc. (Ñ)	130,300	2,828
Starbucks Corp. (Æ)	33,500	544
Stein Mart, Inc. (Ñ)	8,100	43
Target Corp. (Ñ)	23,418	1,244
Tiffany & Co. (Ñ)	6,563	286
Time Warner Cable, Inc. Class A (Æ)	8,902	266
TJX Cos., Inc.	8,519	274
Urban Outfitters, Inc. (Æ)(Ñ)	14,490	496
Valuevision Media, Inc. Class A (Æ)(Ñ)	7,600	42
VeriSign, Inc. (Æ)(Ñ)	13,700	494
Viacom, Inc. Class B (Æ)(Ñ)	12,500	481
Wal-Mart Stores, Inc. (Ñ)	21,913	1,271
Walt Disney Co. (The) (Ñ)	33,996	1,102
Weight Watchers International, Inc. (Ñ)	25,000	1,146
Wet Seal, Inc. (The) Class A (Æ)(Ñ)	17,000	59
Wynn Resorts, Ltd. (Ñ)	5,862	618
Youbet.com, Inc. (Æ)(Ñ)	26,300	22

		34,117

Consumer Staples - 7.5%
Coca-Cola Co. (The)	58,607	3,450
Colgate-Palmolive Co.	10,888	770
Diageo PLC - ADR	11,023	903
Diamond Foods, Inc. (Ñ)	4,600	98
Fomento Economico Mexicano SAB de CV - ADR	7,980	347
General Mills, Inc. (Ñ)	4,100	248
Kraft Foods, Inc. Class A	16,500	522
Molson Coors Brewing Co. Class B (Ñ)	8,290	454
Monterey Gourmet Foods, Inc. (Æ)(Ñ)	5,948	18
PepsiCo, Inc.	21,100	1,446
Procter & Gamble Co.	50,500	3,386
SYSCO Corp. (Ñ)	27,200	831
Walgreen Co.	55,600	1,938

		14,411

Select Growth Fund	77

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 11.4%
American Express Co.	27,458	1,319
American International Group, Inc.	7,400	342
Automatic Data Processing, Inc. (Ñ)	24,600	1,087
BlackRock, Inc. Class A (Ñ)	2,520	508
Blackstone Group, LP (The) (Ñ)	27,410	512
CBRE Realty Finance, Inc. (ö)(Ñ)	8,000	31
CME Group, Inc. Class A (Ñ)	4,700	2,150
Endurance Specialty Holdings, Ltd. (Ñ)	23,120	858
Fiserv, Inc. (Æ)(Ñ)	7,750	392
Goldman Sachs Group, Inc. (The)	8,275	1,584
GSC Investment Corp.	4,300	44
Hartford Financial Services Group, Inc.	4,300	306
IntercontinentalExchange, Inc. (Æ)	20,270	3,145
Mastercard, Inc. Class A (Ñ)	8,200	2,281
Merrill Lynch & Co., Inc. (Ñ)	8,100	404
Morgan Stanley	20,433	993
PNC Financial Services Group, Inc. (Ñ)	7,050	489
Prudential Financial, Inc.	4,900	371
SLM Corp. (Æ)(Ñ)	23,438	434
State Street Corp.	14,900	1,075
T Rowe Price Group, Inc. (Ñ)	7,430	435
Visa, Inc. (Æ)	21,000	1,752
Western Union Co. (The) (Ñ)	58,873	1,354

		21,866

Health Care - 15.3%
Abbott Laboratories	7,900	417
Allergan, Inc. (Ñ)	34,960	1,971
Baxter International, Inc.	15,380	958
Celgene Corp. (Æ)(Ñ)	17,369	1,079
Cerus Corp. (Æ)(Ñ)	8,200	51
Cooper Cos., Inc. (The) (Ñ)	7,800	273
Coventry Health Care, Inc. (Æ)(Ñ)	15,520	694
CVS Caremark Corp.	9,700	392
Dentsply International, Inc. (Ñ)	19,290	750
Discovery Laboratories, Inc. (Æ)(Ñ)	8,500	24
Dov Pharmaceutical, Inc. (Æ) (Ñ)	24,800	1
Genentech, Inc. (Æ)	36,200	2,469
Genzyme Corp. (Æ)	24,690	1,737
Gilead Sciences, Inc. (Ñ)	46	2,399
Hi-Tech Pharmacal Co., Inc. (Æ)(Ñ)	4,282	37
Human Genome Sciences, Inc. (Æ)(Ñ)	33,400	219
Immunogen, Inc. (Æ)(Ñ)	10,900	35
Insite Vision, Inc. (Æ)	21,500	14

	Principal Amount ($) or Shares	Market Value $
Intuitive Surgical, Inc. (Æ)(Ñ)	2,150	622
Johnson & Johnson	9,400	631
Kosan Biosciences, Inc. (Æ)(Ñ)	11,982	20
Ligand Pharmaceuticals, Inc. Class B (Æ)(Ñ)	9,800	40
Medtronic, Inc. (Ñ)	62,855	3,060
Merck & Co., Inc.	51,656	1,965
Mylan, Inc. (Æ)(Ñ)	38,600	508
Nabi Biopharmaceuticals (Æ)(Ñ)	14,400	58
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	26,200	111
Savient Pharmaceuticals, Inc. (Æ)(Ñ)	9,200	201
Schering-Plough Corp.	55,287	1,018
Sequenom, Inc. (Æ)(Ñ)	13,200	83
Stericycle, Inc. (Æ)	6,700	358
Synovis Life Technologies, Inc. (Æ)(Ñ)	4,392	74
Teva Pharmaceutical Industries, Ltd. - ADR	58,071	2,717
Thermo Fisher Scientific, Inc. (Æ)(Ñ)	11,940	691
Titan Pharmaceuticals, Inc. (Æ)(Ñ)	14,900	20
UnitedHealth Group, Inc.	50,000	1,632
Vertex Pharmaceuticals, Inc. (Æ)	3,800	97
Wyeth (Ñ)	22,841	1,016
Zimmer Holdings, Inc. (Æ)	15,700	1,164

		29,606

Integrated Oils - 0.7%
Exxon Mobil Corp. (Ñ)	4,800	447
Hess Corp.	3,600	382
Petroleo Brasileiro SA - ADR	3,700	449

		1,278

Materials and Processing - 3.5%
Agrium, Inc.	5,000	395
AspenBio Pharma, Inc. (Æ)	3,400	14
Beacon Roofing Supply, Inc. (Æ)(Ñ)	5,000	53
California Coastal Communities, Inc. (Æ)(Ñ)	3,200	21
Celanese Corp. Class A	8,150	365
Ecolab, Inc. (Ñ)	12,400	570
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	3,100	353
Grubb & Ellis Co. (Ñ)	5,400	33
Landec Corp. (Æ)(Ñ)	7,100	58
Monsanto Co.	9,440	1,076
Mosaic Co. (The) (Æ)	3,080	377
Owens-Illinois, Inc. (Æ)	7,720	426
Polypore International, Inc. (Æ)(Ñ)	4,300	101
Praxair, Inc.	15,000	1,370

78	Select Growth Fund

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Precision Castparts Corp.	7,118	837
Rohm & Haas Co. (Ñ)	9,100	486
Unifi, Inc. (Æ)(Ñ)	15,400	46
US Concrete, Inc. (Æ)(Ñ)	11,300	37
Valence Technology, Inc. (Æ)(Ñ)	19,300	63

		6,681

Miscellaneous - 3.4%
ABB, Ltd. - ADR	45,276	1,389
General Electric Co.	55,900	1,828
Honeywell International, Inc.	8,300	493
SPX Corp.	2,800	344
Textron, Inc. (Ñ)	36,519	2,228
Tyco International, Ltd.	7,630	357

		6,639

Other Energy - 4.6%
Apache Corp.	11,611	1,564
Cabot Oil & Gas Corp.	8,400	479
Cameron International Corp. (Æ)(Ñ)	13,590	669
Chesapeake Energy Corp. (Ñ)	9,600	496
Consol Energy, Inc.	6,930	561
EOG Resources, Inc. (Ñ)	10,500	1,370
Halliburton Co. (Ñ)	23,210	1,066
Schlumberger, Ltd.	14,250	1,433
Sunoco, Inc. (Ñ)	12,638	586
XTO Energy, Inc.	10,190	630

		8,854

Producer Durables - 5.1%
Applied Materials, Inc. (Ñ)	73,700	1,375
Boeing Co.	17,469	1,482
Caterpillar, Inc. (Ñ)	3,210	263
Crown Castle International Corp. (Æ)(Ñ)	43,000	1,671
DayStar Technologies, Inc. (Æ)(Ñ)	7,600	24
Deere & Co.	7,660	644
DR Horton, Inc.	27,600	428
EFJ, Inc. (Æ)(Ñ)	10,200	14
Electroglas, Inc. (Æ)(Ñ)	10,900	19
Flow International Corp. (Æ)(Ñ)	6,100	61
Flowserve Corp. (Ñ)	2,910	361
Hurco Cos., Inc. (Æ)(Ñ)	1,300	60
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	10,368	464
Terex Corp. (Æ)(Ñ)	34,260	2,387
Ultratech, Inc. (Æ)(Ñ)	3,500	50
United Technologies Corp.	6,900	500

		9,803

	Principal Amount ($) or Shares	Market Value $
Technology - 22.5%
Actuate Corp. (Æ)(Ñ)	9,900	40
Adobe Systems, Inc. (Æ)	16,813	627
Agilysys, Inc. (Ñ)	3,300	36
Akamai Technologies, Inc. (Æ)(Ñ)	9,670	346
Altera Corp. (Ñ)	18,000	383
Apple, Inc. (Æ)	39,118	6,805
AuthenTec, Inc. (Æ)	4,400	59
Avistar Communications Corp. (Æ)(Ñ)	29,800	25
Broadcom Corp. Class A (Æ)(Ñ)	33,100	859
Catapult Communications Corp. (Æ)(Ñ)	6,000	43
Centillium Communications, Inc. (Æ)	15,926	12
Cisco Systems, Inc. (Æ)	166,420	4,267
Corning, Inc.	140,342	3,749
Ditech Networks, Inc. (Æ)(Ñ)	13,300	38
DSP Group, Inc. (Æ)(Ñ)	4,000	52
Extreme Networks (Æ)(Ñ)	24,200	73
First Solar, Inc. (Æ)(Ñ)	1,690	493
Hewlett-Packard Co.	10,200	473
Immersion Corp. (Æ)(Ñ)	6,700	76
Integrated Silicon Solution, Inc. (Æ)(Ñ)	12,000	71
Intel Corp.	101,569	2,261
International Business Machines Corp. (Ñ)	5,000	603
Intuit, Inc. (Æ)	55,000	1,483
Leadis Technology, Inc. (Æ)(Ñ)	7,800	14
Magma Design Automation, Inc. (Æ)(Ñ)	5,400	50
MathStar, Inc. (Æ)(Ñ)	20,100	7
Maxim Integrated Products, Inc. (Ñ)	18,500	389
MEMC Electronic Materials, Inc. (Æ)	9,397	592
Micrel, Inc. (Ñ)	6,400	63
Microchip Technology, Inc. (Ñ)	12,400	456
Microsoft Corp.	69,600	1,985
Netezza Corp. (Æ)(Ñ)	6,100	65
Netscout Systems, Inc. (Æ)(Ñ)	5,700	57
ON Semiconductor Corp. (Æ)(Ñ)	54,200	405
Oracle Corp. (Æ)	115,197	2,402
Phoenix Technologies, Ltd. (Æ)(Ñ)	7,100	84
Pixelworks, Inc. (Æ)(Ñ)	23,500	14
QUALCOMM, Inc.	121,160	5,233
Radiant Systems, Inc. (Æ)(Ñ)	4,000	54
Research In Motion, Ltd. (Æ)	23,570	2,867
Salesforce.com, Inc. (Æ)(Ñ)	4,930	329
SAP AG - ADR (Ñ)	16,100	809
Seachange International, Inc. (Æ)(Ñ)	11,200	80
Seagate Technology (Ñ)	90,300	1,704
Sun Microsystems, Inc. (Æ)	60,000	940

Select Growth Fund	79

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Teradata Corp. (Æ)(Ñ)	48,000	1,022
Thomson Reuters PLC - ADR (Æ)(Ñ)	1,920	359
Transwitch Corp. (Æ)(Ñ)	30,400	21
Volterra Semiconductor Corp. (Æ)	4,200	63
Xilinx, Inc. (Ñ)	13,100	324
Zhone Technologies, Inc. (Æ)(Ñ)	38,900	38

		43,300

Utilities - 0.8%
America Movil SAB de CV Series L	13,610	790
FPL Group, Inc.	7,729	512
MDU Communications International, Inc. (Æ)	17,800	7
Verizon Communications, Inc. (Ñ)	8,200	316

		1,625

Total Common Stocks
(cost $167,506)		183,520

Short-Term Investments - 4.8%
Russell Investment Company Money Market Fund	8,245,000	8,245
United States Treasury Bills (ç)(ž)(§) 0.558% due 06/19/08	1,000	999

Total Short-Term Investments
(cost $9,244)		9,244

Other Securities - 32.8%
Russell Investment Company Money Market Fund (×)	13,728,557	13,729
State Street Securities Lending Quality Trust (×)	49,408,561	49,408

Total Other Securities
(cost $63,138)		63,137

Total Investments - 132.9%
(identified cost $239,888)		255,901

Other Assets and Liabilities, Net - (32.9%)		(63,403)

Net Assets - 100.0%		192,498

See accompanying notes which are an integral part of the financial statements.

80	Select Growth Fund

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Nasdaq 100 E-Mini Index (CME) expiration date 06/08 (46)	USD	1,769	129
S&P 500 E-Mini Index (CME) expiration date 06/08 (31)	USD	2,148	11
S&P 500 Index (CME) expiration date 06/08 (12)	USD	4,158	70

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			210

See accompanying notes which are an integral part of the financial statements.

Select Growth Fund	81

Russell Investment Company

Select Growth Fund

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	2.8
Consumer Discretionary	17.7
Consumer Staples	7.5
Financial Services	11.4
Health Care	15.3
Integrated Oils	0.7
Materials and Processing	3.5
Miscellaneous	3.4
Other Energy	4.6
Producer Durables	5.1
Technology	22.5
Utilities	0.8
Short-Term Investments	4.8
Other Securities	32.8

Total Investments	132.9
Other Assets and Liabilities, Net	(32.9)

100.0

Futures Contracts	0.1

See accompanying notes which are an integral part of the financial statements.

82	Select Growth Fund

Russell Investment Company

Select Value Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$867.70	$1,014.42
Expenses Paid During Period*	$9.75	$10.52

*	Expenses are equal to the Fund’s annualized expense ratio of 2.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$871.20	$1,018.55
Expenses Paid During Period*	$5.91	$6.37

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$872.90	$1,020.14
Expenses Paid During Period*	$4.42	$4.77

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Select Value Fund	83

Russell Investment Company

Select Value Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$871.80	$1,019.39
Expenses Paid During Period*	$5.12	$5.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

84	Select Value Fund

Russell Investment Company

Select Value Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.3%
Auto and Transportation - 1.3%
Ford Motor Co. (Æ)(Ñ)	109,700	906
General Motors Corp. (Ñ)	30,400	705
Navistar International Corp. (Æ)	42,100	2,768
UAL Corp. (Ñ)	8,400	125

		4,504

Consumer Discretionary - 9.9%
Black & Decker Corp. (Ñ)	14,300	939
Brinker International, Inc.	64,900	1,473
CBS Corp. Class B	71,200	1,643
Costco Wholesale Corp.	7,100	506
DIRECTV Group, Inc. (The) (Æ)(Ñ)	100,800	2,484
Expedia, Inc. (Æ)(Ñ)	27,300	690
Foot Locker, Inc.	80,900	1,023
Home Depot, Inc.	47,900	1,380
Jack in the Box, Inc. (Æ)	24,500	655
JC Penney Co., Inc.	15,800	671
Jones Apparel Group, Inc.	53,600	848
Kimberly-Clark Corp.	36,400	2,329
Kohl’s Corp. (Æ)(Ñ)	33,610	1,642
Leggett & Platt, Inc. (Ñ)	46,200	767
Liberty Media Corp. - Entertainment Series A (Æ)	159,990	4,152
Limited Brands, Inc.	79,900	1,480
Macy’s, Inc.	123,340	3,119
Newell Rubbermaid, Inc.	34,900	716
OfficeMax, Inc.	82,200	1,502
RR Donnelley & Sons Co.	29,100	892
Snap-On, Inc.	15,700	931
Starwood Hotels & Resorts Worldwide, Inc. (ö)	16,900	882
Target Corp.	22,590	1,200
VF Corp.	12,300	915
Walt Disney Co. (The)	28,600	927
Williams-Sonoma, Inc. (Ñ)	45,300	1,196

		34,962

Consumer Staples - 3.5%
Altria Group, Inc.	30,900	618
Campbell Soup Co. (Ñ)	42,700	1,486
Hershey Co. (The) (Ñ)	38,600	1,443
Kraft Foods, Inc. Class A	26,600	841
Philip Morris International, Inc. (Æ)	30,900	1,577
Procter & Gamble Co.	15,500	1,039
Safeway, Inc.	100,140	3,165
Tyson Foods, Inc. Class A (Ñ)	122,300	2,177

		12,346

	Principal Amount ($) or Shares	Market Value $
Financial Services - 24.1%
Annaly Capital Management, Inc. (ö)	132,100	2,214
AON Corp. (Ñ)	22,100	1,003
Assurant, Inc.	11,400	741
Banco Bradesco SA - ADR (Ñ)	35,100	793
Bank of America Corp.	124,720	4,682
Bank of New York Mellon Corp. (The)	25,400	1,106
BB&T Corp. (Ñ)	48,100	1,649
Capital One Financial Corp. (Ñ)	26,200	1,389
Citigroup, Inc. (Ñ)	195,200	4,933
Colonial BancGroup, Inc. (The) (Ñ)	70,700	575
Federal National Mortgage Association (Ñ)	200,400	5,671
Franklin Resources, Inc.	14,480	1,378
Freddie Mac	151,800	3,781
Genworth Financial, Inc. Class A	157,468	3,631
Goldman Sachs Group, Inc. (The)	24,890	4,763
H&R Block, Inc.	35,100	768
Hartford Financial Services Group, Inc.	13,000	926
Invesco, Ltd. (Ñ)	28,600	734
Jefferies Group, Inc. (Ñ)	99,100	1,863
JPMorgan Chase & Co.	170,310	8,115
Keycorp	93,200	2,249
Lehman Brothers Holdings, Inc. (Ñ)	17,600	779
Mercury General Corp. (Ñ)	30,400	1,517
Merrill Lynch & Co., Inc.	36,700	1,829
Morgan Stanley	53,500	2,600
National City Corp. (Ñ)	107,500	677
New York Community Bancorp, Inc. (Ñ)	50,600	945
Northern Trust Corp.	22,000	1,630
Paychex, Inc. (Ñ)	23,800	866
Prologis (ö)	23,500	1,471
Protective Life Corp.	24,800	1,057
Ryder System, Inc.	6,000	411
South Financial Group, Inc. (The) (Ñ)	54,300	328
SunTrust Banks, Inc.	29,000	1,617
TCF Financial Corp. (Ñ)	48,400	842
Travelers Cos., Inc. (The)	23,200	1,169
Unum Group	47,100	1,093
US Bancorp (Ñ)	68,720	2,329
Wachovia Corp. (Ñ)	109,436	3,190
Washington Mutual, Inc. (Ñ)	274,900	3,378
Wells Fargo & Co. (Ñ)	91,630	2,726
Wilmington Trust Corp. (Ñ)	46,400	1,526

		84,944

Select Value Fund	85

Russell Investment Company

Select Value Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 7.3%
Abbott Laboratories	34,760	1,834
Amgen, Inc. (Æ)	26,620	1,115
Baxter International, Inc.	24,820	1,547
Biogen Idec, Inc. (Æ)(Ñ)	49,065	2,978
Bristol-Myers Squibb Co.	70,800	1,555
Covidien, Ltd.	36,740	1,715
CVS Caremark Corp.	26,000	1,050
Eli Lilly & Co.	16,400	789
Genzyme Corp. (Æ)	31,830	2,239
Invitrogen Corp. (Æ)(Ñ)	20,200	1,890
Johnson & Johnson	15,450	1,036
Medco Health Solutions, Inc. (Æ)	17,300	857
Merck & Co., Inc.	51,490	1,959
Omnicare, Inc. (Ñ)	29,000	590
Pfizer, Inc.	62,200	1,251
Sanofi-Aventis - ADR	67,600	2,608
Wyeth	18,800	836

		25,849

Integrated Oils - 5.1%
BP PLC - ADR	18,500	1,347
Chevron Corp.	44,992	4,326
ConocoPhillips	34,300	2,955
Exxon Mobil Corp.	49,800	4,635
Hess Corp.	4,100	435
Marathon Oil Corp.	31,400	1,431
Occidental Petroleum Corp.	35,800	2,979

		18,108

Materials and Processing - 7.6%
AbitibiBowater, Inc. (Ñ)	100,520	992
Alcoa, Inc.	19,300	671
Ashland, Inc. (Ñ)	32,300	1,713
Avery Dennison Corp.	18,300	882
Bemis Co., Inc. (Ñ)	31,000	815
BHP Billiton, Ltd. - ADR (Æ)	6,050	491
Bunge, Ltd.	8,600	981
Cabot Corp. (Ñ)	28,600	834
Celanese Corp. Class A	46,800	2,094
CF Industries Holdings, Inc.	2,800	374
EI Du Pont de Nemours & Co.	25,800	1,262
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	20,710	2,356
Harsco Corp.	11,200	665
Masco Corp. (Ñ)	50,900	927
MeadWestvaco Corp. (Ñ)	31,800	836
Mosaic Co. (The) (Æ)	4,800	588

	Principal Amount ($) or Shares	Market Value $
Nucor Corp.	10,700	808
Packaging Corp. of America	34,100	750
PPG Industries, Inc.	13,400	822
Praxair, Inc.	11,430	1,044
Precision Castparts Corp.	21,690	2,550
RPM International, Inc. (Ñ)	35,400	789
Sonoco Products Co.	27,700	913
Terra Industries, Inc. (Æ)(Ñ)	12,600	477
Timken Co.	22,000	795
United States Steel Corp.	3,000	462
Valspar Corp. (Ñ)	39,200	862

		26,753

Miscellaneous - 1.6%
Brunswick Corp. (Ñ)	40,700	679
Eaton Corp. (Ñ)	14,100	1,238
General Electric Co.	21,800	713
Johnson Controls, Inc.	19,800	698
SPX Corp.	5,400	664
Teleflex, Inc.	22,600	1,245
Tyco International, Ltd.	7,175	336

		5,573

Other Energy - 6.8%
Anadarko Petroleum Corp.	18,400	1,225
Cimarex Energy Co.	8,900	554
Devon Energy Corp.	21,460	2,434
Dynegy, Inc. Class A (Æ)	2,043	18
El Paso Corp. (Ñ)	35,100	602
EOG Resources, Inc. (Ñ)	9,990	1,303
Halliburton Co.	46,020	2,113
National Oilwell Varco, Inc. (Æ)	23,290	1,594
NRG Energy, Inc. (Æ)(Ñ)	22,900	1,006
Patterson-UTI Energy, Inc.	29,600	827
Peabody Energy Corp.	61,800	3,778
Reliant Energy, Inc. (Æ)	137,900	3,550
Sunoco, Inc.	23,600	1,095
Transocean, Inc. (Æ)(Ñ)	11,087	1,635
Valero Energy Corp.	25,900	1,265
Williams Cos., Inc.	25,700	912

		23,911

Producer Durables - 11.3%
Agilent Technologies, Inc. (Æ)	72,470	2,189
Alcatel-Lucent - ADR	420,200	2,803
Boeing Co.	19,090	1,620
Centex Corp. (Ñ)	84,500	1,759
CNH Global NV (Ñ)	25,200	1,087

86	Select Value Fund

Russell Investment Company

Select Value Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cummins, Inc.	14,300	896
Deere & Co.	26,050	2,190
Dover Corp.	35,300	1,746
DR Horton, Inc. (Ñ)	264,800	4,102
Graco, Inc. (Ñ)	21,600	894
Illinois Tool Works, Inc.	31,000	1,621
Lennar Corp. Class A (Ñ)	18,600	343
Lockheed Martin Corp.	36,700	3,892
Mettler Toledo International, Inc. (Æ)	7,200	686
Molex, Inc. (Ñ)	32,800	931
Nortel Networks Corp. (Æ)(Ñ)	133,800	1,143
Northrop Grumman Corp.	37,940	2,791
Pentair, Inc.	22,600	832
Pulte Homes, Inc. (Ñ)	256,200	3,341
Raytheon Co.	54,230	3,469
Terex Corp. (Æ)	21,100	1,470

		39,805

Technology - 8.9%
Analog Devices, Inc.	49,800	1,604
AU Optronics Corp. - ADR (Ñ)	86,891	1,696
BearingPoint, Inc. (Æ)(Ñ)	893,900	1,654
Cisco Systems, Inc. (Æ)	77,300	1,982
Corning, Inc.	18,200	486
Dell, Inc. (Æ)	103,800	1,934
General Dynamics Corp.	28,000	2,532
Hewlett-Packard Co.	80,880	3,749
Intel Corp.	62,020	1,380
International Business Machines Corp.	26,220	3,165
Maxim Integrated Products, Inc.	76,800	1,615
MEMC Electronic Materials, Inc. (Æ)	10,600	667
Microsoft Corp.	61,800	1,762
Motorola, Inc.	297,200	2,960
Rockwell Automation, Inc. (Ñ)	22,200	1,204
SanDisk Corp. (Æ)	19,000	515
Seagate Technology, Inc. (Æ)	1,900	—
Sun Microsystems, Inc. (Æ)	75,140	1,177
Tyco Electronics, Ltd.	32,340	1,210

		31,292

Utilities - 7.9%
AGL Resources, Inc.	24,700	840
America Movil SAB de CV Series L	13,260	768

	Principal Amount ($) or Shares	Market Value $
American Electric Power Co., Inc.	54,800	2,446
Aqua America, Inc. (Ñ)	55,000	1,014
AT&T, Inc.	134,980	5,225
China Mobile, Ltd. - ADR (Ñ)	40,990	3,538
Citizens Communications Co. (Ñ)	109,900	1,178
Edison International	30,500	1,591
Mirant Corp. (Æ)(Ñ)	59,600	2,450
NiSource, Inc. (Ñ)	33,800	605
Northeast Utilities	33,000	868
Progress Energy, Inc. - CVO	1,300	—
Sprint Nextel Corp.	263,800	2,108
Turkcell Iletisim Hizmet AS - ADR	52,100	1,050
Verizon Communications, Inc.	53,500	2,059
Windstream Corp. (Ñ)	91,300	1,072
Xcel Energy, Inc. (Ñ)	44,600	928

		27,740

Total Common Stocks
(cost $339,247)		335,787

Short-Term Investments - 4.7%
Russell Investment Company Money Market Fund	14,461,000	14,461
United States Treasury Bills (ç)(ž)(§) 0.558% due 06/19/08	2,000	1,999

Total Short-Term Investments
(cost $16,460)		16,460

Other Securities - 25.2%
Russell Investment Company Money Market Fund (×)	19,296,312	19,296
State Street Securities Lending Quality Trust (×)	69,446,703	69,447

Total Other Securities
(cost $88,743)		88,743

Total Investments - 125.2%
(identified cost $444,450)		440,990

Other Assets and Liabilities, Net - (25.2%)		(88,685)

Net Assets - 100.0%		352,305

See accompanying notes which are an integral part of the financial statements.

Select Value Fund	87

Russell Investment Company

Select Value Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME) expiration date 06/08 (98)	USD	6,791	146
S&P 500 Index (CME) expiration date 06/08 (28)	USD	9,702	342

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			488

See accompanying notes which are an integral part of the financial statements.

88	Select Value Fund

Russell Investment Company

Select Value Fund

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	1.3
Consumer Discretionary	9.9
Consumer Staples	3.5
Financial Services	24.1
Health Care	7.3
Integrated Oils	5.1
Materials and Processing	7.6
Miscellaneous	1.6
Other Energy	6.8
Producer Durables	11.3
Technology	8.9
Utilities	7.9
Short-Term Investments	4.7
Other Securities	25.2

Total Investments	125.2
Other Assets and Liabilities, Net	(25.2)

100.0

Futures Contracts	0.1

See accompanying notes which are an integral part of the financial statements.

Select Value Fund	89

Russell Investment Company

Fixed Income I Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,014.50	$1,016.91
Expenses Paid During Period*	$8.01	$8.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,019.20	$1,021.68
Expenses Paid During Period*	$3.21	$3.22

*	Expenses are equal to the Fund’s annualized expense ratio of 0.64% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,020.90	$1,022.92
Expenses Paid During Period*	$1.96	$1.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.39% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

90	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,020.30	$1,022.28
Expenses Paid During Period*	$2.61	$2.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,021.10	$1,023.12
Expenses Paid During Period*	$1.76	$1.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.35% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Fixed Income I Fund	91

Russell Investment Company

Fixed Income I Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 95.2%
Asset-Backed Securities - 4.1%
Aames Mortgage Investment Trust (Ê)(Þ)
Series 2005-3 Class A1
3.045% due 08/25/35	430	409
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2
3.195% due 07/25/34	163	84
ACE Securities Corp. (Ê)
Series 2003-OP1 Class M2
4.395% due 12/25/33	165	122
Series 2005-SD3 Class A
3.295% due 08/25/45	366	329
Series 2006-HE4 Class A2A
2.955% due 10/25/36	421	411
Aegis Asset Backed Securities Trust (Ê)
Series 2003-3 Class M2
4.545% due 01/25/34	350	199
Air 2 US (Þ)
8.027% due 10/01/19	781	766
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1
6.356% due 02/25/33	155	106
Series 2004-R10 Class A5
3.285% due 11/25/34	2	2
Asset Backed Funding Certificates (Ê)
Series 2006-HE1 Class A2A
2.955% due 01/25/37	402	391
Series 2006-OPT Class A3A
2.955% due 10/25/36	360	355
Asset Backed Securities Corp. Home Equity (Ê)
Series 2006-HE2 Class A1A
3.145% due 03/25/36	1,346	1,080
Bank of America Credit Card Trust (Ê)
Series 2008-A1 Class A1
3.296% due 04/15/13	400	395
Banc of America Mortgage Securities, Inc. (Ê)
Series 2006-B Class 1A1
6.158% due 11/20/36	303	263
Bayview Financial Acquisition Trust
Series 2006-A Class 1A3
5.865% due 02/28/41	410	341
Bear Stearns Asset Backed Securities Trust (Ê)
Series 2003-1 Class A1
3.395% due 11/25/42	176	159
Series 2003-SD1 Class A
3.345% due 12/25/33	131	98

	Principal Amount ($) or Shares	Market Value $
Series 2005-2 Class A3
3.295% due 04/25/35	43	41
Series 2006-SD2 Class A2
3.095% due 06/25/36	415	376
Series 2007-HE5 Class 1A1
2.985% due 10/25/31	70	67
Series 2007-HE6 Class 1A1
4.145% due 06/25/37	895	766
BNC Mortgage Loan Trust (Ê)
Series 2007-2 Class A2
2.995% due 05/25/37	241	230
Burlington Northern and Santa Fe Corp.
4.967% due 04/01/23	193	177
Business Loan Express (Ê)(Þ)
Series 2003-2A Class A
3.695% due 01/25/32	315	317
Carrington Mortgage Loan Trust (Ê)
Series 2005-NC5 Class A2
3.215% due 10/25/35	275	268
Series 2006-NC3 Class A3
3.045% due 08/25/36	2,105	1,847
Cendant Mortgage Corp. (Ê)(Þ)
Series 2003-A Class A3
3.445% due 07/25/43	115	113
Citigroup Mortgage Loan Trust, Inc. (Ê)
Series 2006-SHL Class A1 (Þ)
3.095% due 11/25/45	1,200	1,050
Series 2007-AMC Class A2A
3.005% due 03/25/37	625	565
Countrywide Asset-Backed Certificates
Series 2001-BC3 Class A (Ê)
3.375% due 12/25/31	96	85
Series 2004-13 Class AF3
3.989% due 02/25/31	44	44
Series 2004-AB2 Class M3 (Ê)
3.495% due 05/25/36	310	200
Series 2004-BC1 Class M1 (Ê)
3.395% due 02/25/34	209	169
Series 2005-17 Class 1AF1 (Ê)
3.095% due 05/25/36	37	37
Series 2006-3 Class 3A1 (Ê)
3.015% due 06/25/36	371	355
Series 2006-6 Class 2A2 (Ê)
3.075% due 09/25/36	657	622
Series 2006-11 Class 1AF4
6.300% due 09/25/46	505	437
Series 2006-BC1 Class 1A (Ê)
3.095% due 04/25/36	1,439	1,314

92	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-BC4 Class 2A2 (Ê)
3.055% due 07/25/36	2,220	1,917
Series 2007-7 Class 2A1 (Ê)
2.975% due 10/25/37	215	207
Countrywide Home Equity Loan Trust (Ê)
Series 2005-A Class 2A
2.956% due 04/15/35	236	186
Series 2005-G Class 2A
2.946% due 12/15/35	1,177	653
Series 2006-E Class 2A
2.856% due 07/15/36	1,060	875
Series 2007-GW Class A
3.266% due 08/15/37	1,575	1,282
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB7 Class AF5
4.585% due 10/25/34	550	477
Series 2005-CB5 Class AV2 (Ê)
3.155% due 08/25/35	396	380
Series 2006-CB6 Class A21 (Ê)
2.935% due 07/25/36	710	696
Series 2007-RP1 Class A (Ê)(Þ)
3.205% due 05/25/46	1,463	1,447
CVS Pass-Through Trust (Þ)
5.789% due 01/10/26	267	250
5.880% due 01/10/28	12	12
Delta Air Lines, Inc.
6.821% due 08/10/22	2,072	1,989
Delta Air Lines, Inc.
Series 00-1
7.570% due 11/18/10	2,035	1,974
Series 01-1
6.619% due 03/18/11	504	494
7.111% due 09/18/11	200	195
Ellington Loan Acquisition Trust (Ê)(Þ)
Series 2007-1 Class A2A1
3.895% due 05/25/37	945	871
Series 2007-1 Class A2C
4.145% due 05/25/37	1,000	670
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2004-FFH Class 2A1
3.275% due 10/25/34	18	16
Series 2006-FF3 Class A2A
2.975% due 02/25/36	26	26
Fremont Home Loan Trust (Ê)
Series 2006-3 Class 2A1
2.965% due 02/25/37	155	151

	Principal Amount ($) or Shares	Market Value $
GE-WMC Mortgage Securities LLC (Ê)
Series 2006-1 Class A2A
2.935% due 08/25/36	244	237
GMAC Mortgage Corp. Loan Trust
Series 2004-HE5 Class A3
3.970% due 09/25/34	3	3
Series 2006-HE4 Class A1 (Ê)
2.965% due 12/25/36	591	473
GSAA Trust (Ê)
Series 2006-2 Class 2A3
3.165% due 12/25/35	570	424
Series 2006-4 Class 1A2
5.940% due 03/25/36	512	324
GSAMP Trust (Ê)
Series 2003-HE2 Class M1
3.545% due 08/25/33	188	148
HFC Home Equity Loan Asset Backed Certificates (Ê)
Series 2005-1 Class A
3.090% due 01/20/34	495	409
Series 2006-2 Class A1
2.950% due 03/20/36	1,593	1,255
HSI Asset Securitization Corp. Trust (Ê)
Series 2006-HE2 Class 2A1
2.945% due 12/25/36	191	180
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-WMC Class A2
2.945% due 08/25/36	160	157
Series 2007-CH3 Class A2
2.975% due 03/25/37	544	518
Lehman XS Trust (Ê)
Series 2005-1 Class 2A1
4.660% due 07/25/35	698	532
Series 2005-1 Class 2A2
4.660% due 07/25/35	183	138
Series 2006-16N Class A1A
2.975% due 11/25/46	464	441
Series 2006-17 Class WF11
3.015% due 11/25/36	427	411
Long Beach Mortgage Loan Trust (Ê)
Series 2004-4 Class 1A1
3.175% due 10/25/34	34	28
Series 2006-9 Class 2A1
2.955% due 10/25/36	1,893	1,836

Fixed Income I Fund	93

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mastr Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2
5.370% due 08/25/33	84	50
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M3
6.045% due 09/25/33	59	33
Series 2006-HE7 Class A2A
2.945% due 09/25/36	1,196	1,175
Series 2007-HE6 Class A1
2.955% due 05/25/37	228	220
Series 2007-NC3 Class A2A
2.955% due 05/25/37	155	150
Morgan Stanley Mortgage Loan Trust (Ê)
Series 2006-12X Class A1
3.015% due 10/25/36	315	312
MSDWCC Heloc Trust (Ê)
Series 2005-1 Class A
3.085% due 07/25/17	71	56
Nationstar Home Equity Loan Trust (Ê) Series 2007-B Class 2AV1 3.015% due 04/25/37	596	579
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 3.425% due 02/25/35	370	282
Northwest Airlines, Inc. Series 07-1 7.027% due 11/01/19	745	656
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2
5.445% due 04/25/33	83	39
Series 2003-3 Class M3
4.895% due 06/25/33	151	33
Series 2003-4 Class M2
4.545% due 07/25/33	122	71
Series 2007-4 Class 2A1
2.985% due 04/25/37	2,557	2,403
Series 2007-6 Class 2A1
2.955% due 06/25/37	612	573
Option One Mortgage Securities Corp. NIM Trust (Ê)(Þ) Series 2006-1A 2.995% due 12/25/10	884	795
Origen Manufactured Housing Series 2005-B Class A4
5.910% due 01/15/37	100	95
Series 2006-A Class A1 (Ê)
2.866% due 11/15/18	447	413

	Principal Amount ($) or Shares	Market Value $
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-6 Class A2C 3.055% due 09/25/37	2,390	1,954
Park Place Securities, Inc. (Ê) Series 2004-WWF Class A1D
3.355% due 02/25/35	78	73
Series 2005-WCW Class M1
3.345% due 09/25/35	370	271
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	390	387
RAAC Series (Ê)(Þ) Series 2006-RP2 Class A 3.145% due 02/25/37	686	618
Renaissance Home Equity Loan Trust Series 2003-3 Class A (Ê)
3.395% due 12/25/33	399	356
Series 2005-1 Class M1
5.357% due 05/25/35	225	160
Series 2005-2 Class AF4
4.934% due 08/25/35	585	537
Series 2006-1 Class AF6
5.746% due 05/25/36	305	237
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	306	265
Series 2003-RS2 Class AII (Ê)
3.575% due 03/25/33	116	91
Series 2003-RS3 Class AII (Ê)
3.615% due 04/25/33	84	74
Residential Asset Securities Corp.
Series 2001-KS1 Class AI6
6.349% due 03/25/32	464	340
Series 2001-KS1 Class AII (Ê)
3.365% due 03/25/32	80	61
Series 2001-KS3 Class AII (Ê)
3.355% due 09/25/31	51	45
Series 2003-KS2 Class MI1
4.800% due 04/25/33	912	537
Series 2003-KS2 Class MI3
6.100% due 04/25/33	151	28
Series 2006-KS6 Class A1 (Ê)
2.935% due 08/25/36	106	105
Residential Funding Mortgage Securities II, Inc. (Ê)
Series 2005-HS1 Class AI1
3.015% due 09/25/35	510	494

94	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-HSA Class AI1
3.015% due 05/25/37	185	169
SACO I, Inc. (Ê) Series 2005-WM3 Class A1
3.155% due 09/25/35	75	61
Series 2006-1 Class A
3.065% due 09/25/35	431	272
Saxon Asset Securities Trust (Ê) Series 2004-1 Class A 3.435% due 03/25/35	57	49
Security National Mortgage Loan Trust (Ê)(Þ) Series 2006-3A Class A1 3.175% due 10/25/09	426	408
Sierra Receivables Funding Co. (Ê)(Þ) Series 2006-1A Class A2 2.950% due 05/20/18	212	179
SLM Student Loan Trust (Ê) Series 2008-2 Class A1 3.220% due 01/26/15	195	195
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	54	55
Soundview Home Equity Loan Trust Series 2006-WF1 Class A2 5.645% due 10/25/36	1,060	1,016
Southwest Airlines Co. Series 07-1 6.150% due 08/01/22	167	160
Specialty Underwriting & Residential Finance (Ê) Series 2003-BC1 Class A 3.575% due 01/25/34	25	24
Series 2006-AB1 Class A2
3.035% due 12/25/36	850	829
Structured Asset Investment Loan Trust (Ê) Series 2005-3 Class M2 3.335% due 04/25/35	500	333
Structured Asset Securities Corp.
Series 2002-AL1 Class A3
3.450% due 02/25/32	441	377
Series 2002-HF1 Class A (Ê)
3.185% due 01/25/33	13	11
Series 2004-19X Class A2
4.370% due 10/25/34	165	162
Series 2006-BC3 Class A2 (Ê)
2.945% due 10/25/36	419	406

	Principal Amount ($) or Shares	Market Value $
Truman Capital Mortgage Loan Trust (Ê)(Þ) Series 2006-1 Class A 3.155% due 03/25/36	1,188	1,022
Wachovia Asset Securitization, Inc. (Ê) Series 2003-HE3 Class A 3.145% due 11/25/33	164	148
Wells Fargo Home Equity Trust (Ê) Series 2007-1 Class A1 2.995% due 03/25/37	512	502

		57,818

Corporate Bonds and Notes - 16.1%
Abbott Laboratories 5.875% due 05/15/16	265	279
Alamosa Delaware, Inc. 8.500% due 01/31/12	225	209
Allstate Life Global Funding Trusts 5.375% due 04/30/13	400	406
American Electric Power Co.,Inc. Series C 5.375% due 03/15/10	120	122
American Express Centurion Bank (Ê) Series BKNT 2.738% due 06/12/09	1,900	1,883
American Express Co.
7.000% due 03/19/18	200	215
6.800% due 09/01/66	170	163
American General Finance Corp.
3.350% due 08/17/11 (Ê)	2,000	1,895
6.900% due 12/15/17	130	129
American International Group, Inc.
4.700% due 10/01/10	60	60
5.375% due 10/18/11	570	578
5.050% due 10/01/15	505	487
5.850% due 01/16/18	80	80
6.250% due 03/15/87	1,800	1,587
Anadarko Petroleum Corp.
3.200% due 09/15/09 (Ê)	480	472
5.950% due 09/15/16	550	566
6.450% due 09/15/36	360	369
Apache Corp. 6.000% due 01/15/37	420	422
Appalachian Power Co. Series O 5.650% due 08/15/12	175	177
ArcelorMittal USA 6.500% due 04/15/14	615	630
ASIF Global Financing XIX (Þ) 4.900% due 01/17/13	50	49

Fixed Income I Fund	95

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AT&T, Inc. 5.100% due 09/15/14	240	241
Atmos Energy Corp. 6.350% due 06/15/17	185	185
BAC Capital Trust XIV(ƒ) 5.630% due 12/31/49	20	16
BAE Systems Holdings, Inc. (Þ) 6.400% due 12/15/11	925	962
Bank of America Corp.
4.375% due 12/01/10	1,700	1,713
5.420% due 03/15/17	20	20
6.000% due 09/01/17	1,000	1,041
5.750% due 12/01/17	2,645	2,695
8.000% due 12/29/49 (ƒ)	1,700	1,730
8.125% due 12/29/49 (ƒ)	1,110	1,134
Bank of America NA
Series BKNT
3.080% due 06/15/16 (Ê)	1,200	1,022
6.000% due 10/15/36	300	296
Bank of New York Mellon Corp. (The) 5.125% due 11/01/11	830	846
Bank of Scotland PLC (Þ) 5.250% due 02/21/17	230	239
Bear Stearns Cos., Inc. (The)
2.979% due 07/16/09 (Ê)	1,900	1,832
3.160% due 08/21/09 (Ê)	800	786
6.400% due 10/02/17	1,585	1,635
7.250% due 02/01/18	40	44
BellSouth Corp.
4.750% due 11/15/12	20	20
6.550% due 06/15/34	175	176
Bellsouth Telecommunications, Inc. 7.000% due 12/01/95	685	682
Burlington Northern Santa Fe Corp.
5.650% due 05/01/17	115	116
6.875% due 12/01/27	90	93
Camden Property Trust 5.700% due 05/15/17	640	546
Cardinal Health, Inc. 5.850% due 12/15/17	470	470
Carolina Power & Light Co. 6.500% due 07/15/12	5	5
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	350	360
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	125	126

	Principal Amount ($) or Shares	Market Value $
Series B
7.875% due 04/01/13	345	377
Chubb Corp. 6.000% due 05/11/37	220	206
Citicorp 7.250% due 10/15/11	460	474
Citigroup Funding, Inc. (Ê) 2.606% due 06/26/09	400	393
Citigroup, Inc.
2.701% due 12/28/09 (Ê)	800	784
4.125% due 02/22/10	630	618
5.500% due 08/27/12	500	501
5.300% due 10/17/12	200	199
5.500% due 04/11/13	2,075	2,088
5.850% due 07/02/13	100	101
5.000% due 09/15/14	3,095	2,950
6.000% due 08/15/17	300	301
6.125% due 11/21/17	980	995
6.125% due 08/25/36	500	459
6.875% due 03/05/38	1,650	1,706
8.400% due 04/29/49 (ƒ)	2,600	2,631
Clear Channel Communications, Inc.
4.250% due 05/15/09	230	220
6.250% due 03/15/11	290	246
Clorox Co. 5.450% due 10/15/12	295	298
Columbus Southern Power Co. Series C 5.500% due 03/01/13	85	86
Comcast Cable Communications LLC 6.875% due 06/15/09	445	457
Comcast Cable Holdings LLC
9.800% due 02/01/12	715	806
7.875% due 08/01/13	700	761
Comcast Corp.
6.500% due 01/15/15	1,050	1,095
6.500% due 01/15/17	745	777
6.300% due 11/15/17	2,340	2,431
6.500% due 11/15/35	705	704
6.450% due 03/15/37	115	114
6.950% due 08/15/37	265	280
Commonwealth Edison Co.
6.450% due 01/15/38	100	99
Series 98
6.150% due 03/15/12	215	223
ConocoPhillips Holding Co. 6.950% due 04/15/29	825	945
Continental Airlines, Inc. Series A 5.983% due 04/19/22	3,295	2,871

96	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Countrywide Financial Corp. Series MTN 5.800% due 06/07/12	530	505
Credit Suisse USA, Inc.
5.250% due 03/02/11	165	168
5.500% due 08/15/13	115	117
4.875% due 01/15/15	110	107
CVS Caremark Corp. 6.250% due 06/01/27	1,265	1,254
CVS Pass-Through Trust (Þ) 6.036% due 12/10/28	1,082	996
Daimler Finance North AmericaA LLC
4.875% due 06/15/10	1,185	1,197
5.875% due 03/15/11	300	307
Dayton Power & Light Co. (The) 5.125% due 10/01/13	345	352
DCP Midstream LLC
6.875% due 02/01/11	45	47
6.750% due 09/15/37 (Þ)	785	763
Dell, Inc. (Å) 5.650% due 04/15/18	475	468
Detroit Edison Co. (The) 6.350% due 10/15/32	125	126
Devon Financing Corp. ULC 7.875% due 09/30/31	230	280
Dominion Resources, Inc.
4.750% due 12/15/10	90	91
5.700% due 09/17/12	455	469
Series A
5.200% due 01/15/16	560	546
Series B
6.250% due 06/30/12	15	16
DPL, Inc. 6.875% due 09/01/11	495	515
DTE Energy Co. 7.050% due 06/01/11	300	316
Duke Energy Carolinas LLC
5.625% due 11/30/12	265	277
6.000% due 01/15/38	695	697
Duke Realty, LP 5.950% due 02/15/17	320	290
Eastman Kodak Co. 7.250% due 11/15/13	70	68
Electronic Data Systems Corp. 7.125% due 10/15/09	630	643
Energy Future Holdings Corp.
Series P
5.550% due 11/15/14	150	123
Series Q
6.500% due 11/15/24	90	68

	Principal Amount ($) or Shares	Market Value $
Series R
6.550% due 11/15/34	635	480
Enterprise Products Operating, LP 6.300% due 09/15/17	690	703
Erac USA Finance Co. (Þ) 7.000% due 10/15/37	1,755	1,457
Exelon Corp.
4.900% due 06/15/15	740	693
5.625% due 06/15/35	330	290
Exelon Generation Co. LLC 6.200% due 10/01/17	115	114
FedEx Corp.
5.500% due 08/15/09	560	567
7.600% due 07/01/97	170	197
FirstEnergy Corp.
Series B
6.450% due 11/15/11	2,225	2,311
Series C
7.375% due 11/15/31	905	1,000
Florida Power & Light Co. 5.950% due 02/01/38	145	147
Ford Motor Co. 7.450% due 07/16/31	410	306
Ford Motor Credit Co. LLC 7.375% due 10/28/09	3,240	3,119
Freeport-McMoRan Copper & Gold, Inc.
6.875% due 02/01/14 (Ñ)	920	954
8.375% due 04/01/17	300	331
General Electric Capital Corp.
3.250% due 06/15/09	1,155	1,154
2.888% due 01/20/10 (Ê)	600	597
3.135% due 08/15/11 (Ê)	1,500	1,450
5.250% due 10/19/12	2,970	3,041
5.625% due 05/01/18	3,030	3,061
5.875% due 01/14/38	2,315	2,207
5.500% due 09/15/67	300	427
6.375% due 11/15/67	4,270	4,274
Series MTN (Ê)
2.937% due 10/26/09	2,700	2,665
Series MTNA
6.000% due 06/15/12	1,270	1,335
5.450% due 01/15/13	830	858
General Electric Co. 5.250% due 12/06/17	505	503
General Motors Corp. 8.375% due 07/05/33	160	171
Glen Meadow Pass-Through Trust (þ) 6.505% due 02/12/67	200	180

Fixed Income I Fund	97

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GMAC LLC
5.625% due 05/15/09 (Ñ)	2,250	2,116
7.750% due 01/19/10	230	212
Goldman Sachs Capital II (ƒ) 5.793% due 12/29/49	960	724
Goldman Sachs Group, Inc. (The)
2.689% due 06/23/09 (Ê)	500	494
5.300% due 02/14/12	2,605	2,632
5.450% due 11/01/12	80	81
4.750% due 07/15/13	625	614
6.250% due 09/01/17	1,800	1,839
6.150% due 04/01/18	2,040	2,064
5.950% due 01/15/27	500	457
6.450% due 05/01/36	285	271
6.750% due 10/01/37	1,125	1,102
Goldman Sachs Group, LP 4.500% due 06/15/10	955	954
Hartford Financial Services Group, Inc. 5.250% due 10/15/11	275	279
Hess Corp.
7.875% due 10/01/29	110	132
7.300% due 08/15/31	465	523
Historic TW, Inc. 8.050% due 01/15/16	565	605
HJ Heinz Co. (Þ) 6.428% due 12/01/20	100	101
HSBC Bank USA North America (Ê) Series BKNT 3.130% due 06/10/09	800	791
HSBC Finance Corp.
4.750% due 05/15/09	2,895	2,908
2.878% due 10/21/09 (Ê)	400	392
4.125% due 11/16/09	1,535	1,532
2.981% due 03/12/10 (Ê)	700	677
6.375% due 11/27/12	320	329
5.000% due 06/30/15	285	277
ILFC E-Capital Trust II (Þ) 6.250% due 12/21/65	290	257
International Business Machines Corp.
5.700% due 09/14/17	700	729
International Lease Finance Corp.
4.750% due 07/01/09	1,460	1,444
5.625% due 09/15/10	545	544
5.750% due 06/15/11	250	249
5.625% due 09/20/13	1,115	1,098
International Paper Co. 5.850% due 10/30/12	1,490	1,465

	Principal Amount ($) or Shares	Market Value $
Jersey Central Power & Light Co. 5.625% due 05/01/16	260	251
Johnson & Johnson
5.550% due 08/15/17	90	96
5.950% due 08/15/37	115	124
JP Morgan Chase Capital XV (Ñ) 5.875% due 03/15/35	1,165	1,010
JP Morgan Chase Capital XX Series T 6.550% due 09/29/36	200	181
JPMorgan Chase & Co.
5.375% due 10/01/12	1,870	1,923
5.375% due 01/15/14	475	487
5.125% due 09/15/14	1,085	1,071
5.150% due 10/01/15	520	520
6.000% due 01/15/18	2,595	2,690
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	85	86
Kellogg Co. 5.125% due 12/03/12	660	673
Kerr-McGee Corp. 6.950% due 07/01/24	290	306
Kinder Morgan Energy Partners, LP
7.125% due 03/15/12	185	195
5.000% due 12/15/13	115	112
6.000% due 02/01/17	60	60
5.950% due 02/15/18	80	79
6.950% due 01/15/38	1,370	1,389
Kraft Foods, Inc.
3.596% due 08/11/10 (Ê)	1,700	1,653
5.625% due 11/01/11	1,050	1,074
6.125% due 02/01/18	1,640	1,674
Lehman Brothers Holdings Capital Trust V (ƒ) 5.857% due 11/29/49	1,450	1,029
Lehman Brothers Holdings, Inc.
3.170% due 08/21/09 (Ê)	400	385
3.233% due 05/25/10 (Ê)	300	282
5.250% due 02/06/12	140	137
6.200% due 09/26/14	150	151
6.875% due 05/02/18	200	205
4.500% due 09/15/22 (Ê)	1,380	1,328
Liberty Property, LP 5.500% due 12/15/16	255	227
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	164
Marathon Oil Corp. 5.900% due 03/15/18	165	167

98	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Merrill Lynch & Co., Inc.
3.120% due 07/25/11 (Ê)	700	643
6.050% due 08/15/12	200	199
5.450% due 02/05/13	3,430	3,337
6.400% due 08/28/17	690	689
6.875% due 04/25/18	835	842
6.220% due 09/15/26	905	804
MetLife, Inc.
6.125% due 12/01/11	180	190
6.400% due 12/15/36	1,010	909
Metropolitan Life Global Funding I(Ê)(Þ) 3.110% due 05/17/10	900	882
Midamerican Energy Co. 5.800% due 10/15/36	615	588
Midamerican Energy Holdings Co. Series WI 6.125% due 04/01/36	2,150	2,148
Miller Brewing Co. (Þ) 5.500% due 08/15/13	490	507
Morgan Stanley
5.625% due 01/09/12	510	515
4.750% due 04/01/14	250	235
3.184% due 10/18/16 (Ê)	140	123
6.250% due 08/28/17	300	301
6.625% due 04/01/18	3,225	3,344
Series MTN (Ê)
2.803% due 01/15/10	600	578
Natexis Ambs Co. LLC (ƒ)(Þ) 8.440% due 12/29/49	350	352
National Rural Utilities Cooperative Finance Corp.
5.450% due 04/10/17	400	398
5.450% due 02/01/18	155	154
New Cingular Wireless Services, Inc.
7.875% due 03/01/11	2,855	3,089
8.750% due 03/01/31	1,110	1,366
News America Holdings, Inc.
7.750% due 12/01/45	15	17
7.900% due 12/01/95	295	319
8.250% due 10/17/96	65	73
News America, Inc.
6.200% due 12/15/34	35	34
6.150% due 03/01/37	2,085	2,019
6.650% due 11/15/37	20	21
NGPL PipeCo LLC (Þ) 6.514% due 12/15/12	2,285	2,354
Nisource Finance Corp.
7.875% due 11/15/10	465	489

	Principal Amount ($) or Shares	Market Value $
6.400% due 03/15/18	250	246
Norfolk Southern Corp.
7.050% due 05/01/37	215	238
7.900% due 05/15/97	1,000	1,114
Northern States Power
5.250% due 03/01/18 (Ñ)	230	231
Series B
8.000% due 08/28/12	890	1,006
Ohio Power Co. Series F 5.500% due 02/15/13	45	45
ONEOK Partners, LP 6.650% due 10/01/36	225	216
Oracle Corp. 5.750% due 04/15/18	2,595	2,642
Pacific Gas & Electric Co.
4.200% due 03/01/11	255	253
6.050% due 03/01/34	445	443
5.800% due 03/01/37	110	106
6.350% due 02/15/38	90	93
Pemex Project Funding Master Trust Series WI 6.625% due 06/15/35	430	448
Principal Life Income Funding Trusts
5.300% due 12/14/12 (Ñ)	855	865
5.300% due 04/24/13	300	304
Progress Energy, Inc. 7.750% due 03/01/31	130	154
Prudential Financial, Inc.
5.100% due 12/14/11	430	432
6.000% due 12/01/17	285	287
Public Service Electric & Gas Co. 5.300% due 05/01/18	800	799
Qwest Corp. 8.875% due 03/15/12	500	527
Rabobank Capital Funding II (ƒ)(Þ) 5.260% due 12/31/49	20	18
Rabobank Capital Funding Trust (ƒ)(Þ) 5.254% due 12/29/49	40	33
RBS Capital Trust III (ƒ) 5.512% due 09/29/49	675	569
Residential Capital LLC
6.178% due 05/22/09 (Ê)	330	217
8.000% due 02/22/11	970	500
8.500% due 06/01/12	300	153
Schering-Plough Corp. 5.550% due 12/01/13	450	461
Sigma Finance, Inc. (Ê)(Þ) 8.500% due 08/11/16	1,660	1,557

Fixed Income I Fund	99

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Simon Property Group, LP
6.100% due 05/01/16	295	296
5.250% due 12/01/16	225	213
Southern California Edison Co. Series 08-A 5.950% due 02/01/38	230	232
Southern Natural Gas Co. (Þ) 5.900% due 04/01/17	30	30
Sprint Capital Corp.
8.375% due 03/15/12	360	343
6.875% due 11/15/28	320	249
8.750% due 03/15/32	30	26
State Street Capital Trust IV (Ê) 3.800% due 06/15/37	100	76
SunTrust Capital VIII 6.100% due 12/15/36	630	518
SunTrust Preferred Capital I (ƒ) 5.853% due 12/31/49	930	707
TEPPCO Partners, LP 7.550% due 04/15/38	710	759
Time Warner Cable, Inc.
Series WI
5.400% due 07/02/12	380	382
5.850% due 05/01/17	3,080	3,056
Time Warner Entertainment Co., LP 8.375% due 07/15/33	105	122
Time Warner, Inc.
3.300% due 11/13/09 (Ê)	400	386
6.875% due 05/01/12	485	505
7.700% due 05/01/32	100	108
Travelers Cos., Inc. (The)
5.375% due 06/15/12	130	132
6.250% due 06/15/37	1,275	1,248
6.250% due 03/15/67	620	543
Union Electric Co. 6.400% due 06/15/17	545	558
Union Pacific Corp.
6.125% due 01/15/12	400	415
5.700% due 08/15/18	1,000	1,012
United Parcel Service, Inc. 4.500% due 01/15/13	680	692
United States Steel Corp.
5.650% due 06/01/13	80	78
6.050% due 06/01/17	165	157
6.650% due 06/01/37	120	105
United Technologies Corp.
5.375% due 12/15/17	335	342
5.400% due 05/01/35 (Ñ)	70	65

	Principal Amount ($) or Shares	Market Value $
UnitedHealth Group, Inc.
5.250% due 03/15/11	280	280
6.000% due 06/15/17	65	65
6.000% due 02/15/18	1,135	1,122
Series WI
6.500% due 06/15/37	120	111
USB Capital IX (ƒ)(Ñ) 6.189% due 04/15/49	200	152
Verizon Communications, Inc.
5.350% due 02/15/11	685	704
6.100% due 04/15/18	590	619
6.400% due 02/15/38	1,635	1,665
Verizon Global Funding Corp. 7.375% due 09/01/12	275	302
Wachovia Capital Trust III (ƒ) 5.800% due 03/15/42	340	270
Wachovia Corp.
5.500% due 05/01/13	2,355	2,361
5.700% due 08/01/13	1,530	1,531
5.250% due 08/01/14	460	455
5.625% due 10/15/16	400	383
5.750% due 06/15/17	460	458
7.980% due 12/31/49 (ƒ)	900	885
Wal-Mart Stores, Inc. 5.800% due 02/15/18	570	606
Washington Mutual, Inc.
5.000% due 03/22/12	895	805
4.625% due 04/01/14	296	234
Waste Management, Inc. 6.375% due 11/15/12	555	572
WellPoint, Inc. 5.875% due 06/15/17	30	29
Wells Fargo & Co.
5.250% due 10/23/12	345	352
4.375% due 01/31/13	850	841
4.950% due 10/16/13	180	180
5.625% due 12/11/17	260	268
Wells Fargo Bank NA 5.750% due 05/16/16	310	321
Wells Fargo Capital X 5.950% due 12/15/36	200	178
Weyerhaeuser Co. 6.750% due 03/15/12	475	497
Wyeth
6.950% due 03/15/11	575	615
5.950% due 04/01/37	350	347
Xcel Energy, Inc. 7.000% due 12/01/10	595	630

100	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Xerox Corp. 5.500% due 05/15/12	620	620
XTO Energy, Inc.
7.500% due 04/15/12	130	141
5.500% due 06/15/18	1,555	1,543

		224,997

International Debt - 3.5%
Abbey National PLC (ƒ) (Step Up, 7.730%, 06/15/08) 6.700% due 06/29/49	105	103
Aiful Corp. (Þ) 5.000% due 08/10/10	400	379
America Movil SAB de CV 5.625% due 11/15/17	220	216
Anadarko Finance Co. Series B 7.500% due 05/01/31	575	640
AstraZeneca PLC 5.900% due 09/15/17	300	318
AXA SA 8.600% due 12/15/30	75	84
Banque Centrale de Tunisie 8.250% due 09/19/27	550	671
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	1,900	1,645
Bundesrepublik Deutschland Series 04 3.750% due 01/04/15	1,040	1,597
Canadian Natural Resources, Ltd. 6.500% due 02/15/37	125	126
China Development Bank 5.000% due 10/15/15	100	98
Citigroup Global Markets Deutschland AG for OAO Gazprom 10.500% due 10/21/09	700	763
CODELCO Inc. (Þ) 6.150% due 10/24/36	100	97
Credit Agricole SA (Ê)(Þ)
3.090% due 05/28/09	400	400
3.140% due 05/28/10	600	600
Credit Suisse Guernsey, Ltd. (ƒ) 5.860% due 05/29/49	520	440
Depfa ACS Bank (Þ) 5.125% due 03/16/37	400	387
Deutsche Bank AG
5.375% due 10/12/12	720	744
6.000% due 09/01/17	1,000	1,046

	Principal Amount ($) or Shares	Market Value $
Deutsche Telekom International Finance BV
8.000% due 06/15/10	525	562
5.750% due 03/23/16	300	303
Diageo Capital PLC 5.750% due 10/23/17	180	184
Egypt Government AID Bonds 4.450% due 09/15/15	835	845
Eksportfinans A/S 5.500% due 05/25/16	550	588
EnCana Corp. 6.625% due 08/15/37	205	209
European Investment Bank
2.625% due 05/16/11	3,635	3,587
Series GMTN
3.250% due 05/15/13	995	980
Export-Import Bank of China (Þ) 4.875% due 07/21/15	200	195
Export-Import Bank of Korea (Ê) 3.166% due 06/01/09	200	200
Gaz Capital SA
7.343% due 04/11/13 (Å)	100	105
6.212% due 11/22/16	1,090	1,030
8.146% due 04/11/18 (Å)	500	531
6.510% due 03/07/22 (Þ)	420	384
Glitnir Banki HF (Þ)
6.330% due 07/28/11	270	217
6.375% due 09/25/12	390	337
6.693% due 06/15/16	700	504
HBOS Capital Funding, LP (ƒ)(Þ) 6.071% due 06/30/49	110	91
HBOS PLC (ƒ)(Þ) 5.920% due 09/29/49	200	153
HSBC Holdings PLC
6.500% due 05/02/36	685	674
6.500% due 09/15/37	1,035	1,015
Intergas Finance BV (Þ) 6.375% due 05/14/17	641	558
Ispat Inland ULC 9.750% due 04/01/14	1,615	1,723
Kaupthing Bank Hf
5.750% due 10/04/11 (Þ)	100	88
7.125% due 05/19/16 (Å)	1,480	1,195
Kaupthing Bank Hf (Þ) 7.625% due 02/28/15	1,210	1,129
Klio Funding, Ltd. (Ê)(Å) Series 2004-1A Class A1 3.645% due 04/23/39	3,695	1,293

Fixed Income I Fund	101

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Koninklijke Philips Electronics NV 6.875% due 03/11/38	670	723
Korea Development Bank (Ê) 2.824% due 04/03/10	700	698
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	155	152
Marathon Oil Canada Corp. 8.375% due 05/01/12	610	674
Mexico Government International Bond Series MTNA 6.750% due 09/27/34	973	1,077
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/25/99	200	181
National Australia Bank, Ltd. (Ê)(Þ) 2.979% due 09/11/09	500	500
Newcastle CDO, Ltd. (Þ) Series 2004-4A Class 3FX 5.110% due 03/24/39	1,075	838
Petrobras International Finance Co. 6.125% due 10/06/16	460	475
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	144	145
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	250	211
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	100	84
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	405	360
Rogers Wireless, Inc. 6.375% due 03/01/14	750	765
Royal Bank of Scotland Group PLC
7.640% due 03/31/49 (ƒ)	100	94
6.990% due 10/29/49 (ƒ)(Þ)	180	165
Series 1 (ƒ)
9.118% due 03/31/49	200	202
Royal KPN NV 8.000% due 10/01/10	620	663
RSHB Capital SA for OJSC Russian Agricultural Bank (Þ) 6.299% due 05/15/17	310	289
Russia Government International Bond Series REGS 7.500% due 03/31/30	49	56
Santander Perpetual SA Unipersonal (ƒ)(Þ) 6.671% due 10/29/49	900	855

	Principal Amount ($) or Shares	Market Value $
Shinsei Finance Cayman, Ltd. (ƒ)(Þ) 6.418% due 01/29/49	630	462
Siemens Financieringsmaatschappij NV (Þ)
5.500% due 02/16/12	1,400	1,441
6.125% due 08/17/26	735	715
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ) 6.078% due 01/29/49	1,120	998
Suncor Energy, Inc. 6.500% due 06/15/38	1,065	1,061
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	231	245
Telecom Italia Capital SA
6.200% due 07/18/11	290	292
5.250% due 10/01/15	290	271
Telefonica Emisiones SAU (Ê) 2.842% due 06/19/09	800	791
Telefonica Europe BV 7.750% due 09/15/10	360	386
TNK-BP Finance SA
7.875% due 03/13/18 (Þ)	240	238
Series 144a (Þ)
7.500% due 07/18/16	540	523
Transocean, Inc.
6.000% due 03/15/18	275	285
6.800% due 03/15/38	75	80
Tyco International Group SA
6.750% due 02/15/11	880	915
6.375% due 10/15/11	465	479
6.000% due 11/15/13	835	846
7.000% due 06/15/28	70	67
6.875% due 01/15/29	210	202
Vale Overseas, Ltd.
6.250% due 01/23/17	100	103
6.875% due 11/21/36	837	847

		49,488

Mortgage-Backed Securities - 59.9%
Adjustable Rate Mortgage Trust (Ê) Series 2005-3 Class 8A2 3.135% due 07/25/35	259	190
American Home Mortgage Assets (Ê) Series 2007-4 Class A2 3.085% due 08/25/37	2,425	2,163

102	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Home Mortgage Investment Trust (Ê)
Series 2004-4 Class 4A
4.390% due 02/25/45	241	219
Series 2005-2 Class 5A2
3.045% due 09/25/35	229	228
Series 2005-4 Class 1A1
3.185% due 11/25/45	813	661
Arcap Reit, Inc. (Þ) Series 2004-RR3 Class B 5.040% due 09/21/45	515	505
Banc of America Alternative Loan Trust
Series 2003-2 Class CB2 (Ê)
3.395% due 04/25/33	140	132
Series 2003-10 Class 2A2 (Ê)
3.345% due 12/25/33	346	311
Series 2006-5 Class CB17
6.000% due 06/25/36	804	718
Banc of America Commercial Mortgage, Inc.
Series 2004-3 Class A3
4.875% due 06/10/39	580	581
Series 2004-4 Class A3
4.128% due 07/10/42	580	576
Series 2005-2 Class A4
4.783% due 07/10/43	1,100	1,086
Series 2005-3 Class A2
4.501% due 07/10/43	445	442
Series 2005-3 Class A4
4.668% due 07/10/43	1,200	1,155
Series 2006-1 Class A4
5.372% due 09/10/45	910	895
Series 2006-3 Class A4
5.889% due 07/10/44	1,330	1,346
Series 2007-1 Class A3
5.449% due 01/15/49	1,235	1,186
Series 2007-2 Class AAB
5.817% due 04/10/49	990	983
Series 2007-3 Class A4
5.838% due 06/10/49	200	197
Series 2007-5 Class A3
5.620% due 02/10/51	7,355	7,048
Banc of America Funding Corp.
Series 2005-5 Class 1A11
5.500% due 09/25/35	1,026	980
Series 2005-D Class A1 (Ê)
4.113% due 05/25/35	412	385

	Principal Amount ($) or Shares	Market Value $
Series 2006-3 Class 5A8
5.500% due 03/25/36	1,040	957
Series 2006-A Class 3A2
5.845% due 02/20/36	381	329
Series 2006-A Class 4A1 (Ê)
5.566% due 02/20/36	1,048	995
Series 2007-E Class 4A1 (Ê)
5.896% due 07/20/47	990	956
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
3.345% due 12/25/33	868	834
Series 2004-1 Class 5A1
6.500% due 09/25/33	57	57
Series 2004-2 Class 5A1
6.500% due 10/25/31	85	81
Series 2004-11 Class 2A1
5.750% due 01/25/35	853	803
Series 2005-H Class 2A5 (Ê)
4.806% due 09/25/35	575	525
Series 2005-L Class 3A1 (Ê)
5.465% due 01/25/36	519	488
Series 2006-2 Class A15
6.000% due 07/25/36	916	898
Series 2007-3 Class 1A1
6.000% due 09/25/37	2,386	2,307
Bear Stearns Adjustable Rate Mortgage Trust
Series 2002-11 Class 1A1
5.550% due 02/25/33	32	30
Series 2004-1 Class 23A1 (Ê)
5.441% due 04/25/34	256	236
Series 2004-4 Class A4
3.558% due 06/25/34	102	102
Series 2004-8 Class 2A1
5.072% due 11/25/34	778	752
Series 2004-9 Class 22A1 (Ê)
4.777% due 11/25/34	234	226
Series 2004-10 Class 22A1
4.958% due 01/25/35	353	334
Series 2005-2 Class A1 (Ê)
4.125% due 03/25/35	3,745	3,582
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.371% due 05/25/35	507	442
Series 2005-7 Class 22A1
5.706% due 09/25/35	327	275
Series 2006-4 Class 32A1
6.480% due 07/25/36	84	66

Fixed Income I Fund	103

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1
5.682% due 01/26/36	539	452
Series 2007-R6 Class 2A1
5.783% due 12/26/46	274	226
Series 2007-R10 Class A1 (Ê)(Þ)
2.956% due 09/26/37	1,626	1,553
Series 2007-R11 Class A1A (Ê)(Þ)
3.495% due 09/27/37	1,838	1,751
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	506	488
Series 2005-A1 Class 2A2 (Ê)
5.237% due 12/25/35	1,677	1,657
Series 2006-A1 Class 1A1 (Ê)
6.022% due 09/25/36	1,152	1,140
Series 2006-S4 Class A3
6.000% due 12/25/36	914	902
Series 2006-S4 Class A4
6.000% due 12/25/36	520	517
Citigroup Mortgage Loan Trust, Inc.
Series 2004-HYB Class A2 (Ê)
6.742% due 02/25/34	40	39
Series 2005-3 Class 2A2B
4.683% due 08/25/35	713	648
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	387	376
Series 2005-11 Class A3 (Ê)
4.900% due 12/25/35	563	544
Series 2006-WFH Class A1 (Ê)
2.945% due 10/25/36	584	576
Series 2007-AHL Class A3A (Ê)
2.955% due 05/25/37	321	300
Series 2007-AR8 Class 2A1A
5.914% due 08/25/37	611	582
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
5.400% due 07/15/44	765	761
Series 2006-CD3 Class A5
5.617% due 10/15/48	685	680
Citimortgage Alternative Loan Trust
Series 2006-A3 Class 1A5
6.000% due 07/25/36	510	456
Commercial Mortgage Load Trust
Series 2008-LS1 Class A4B
6.221% due 12/10/49	1,890	1,910

	Principal Amount ($) or Shares	Market Value $
Countrywide Alternative Loan Trust
Series 2004-2CB Class 1A4 (Ê)
3.295% due 03/25/34	491	446
Series 2005-56 Class 4A1 (Ê)
3.205% due 11/25/35	934	757
Series 2005-59 Class 1A1 (Ê)
3.225% due 11/20/35	1,140	933
Series 2005-J8 Class 1A3
5.500% due 07/25/35	770	684
Series 2005-J12 Class 2A1 (Ê)
3.165% due 11/25/35	674	466
Series 2005-J13 Class 2A3
5.500% due 11/25/35	316	281
Series 2006-9T1 Class A7
6.000% due 05/25/36	389	325
Series 2006-43C Class 1A7
6.000% due 02/25/37	236	218
Series 2006-J2 Class A3
6.000% due 04/25/36	586	540
Series 2007-J2 Class 2A1
6.000% due 07/25/37	723	595
Series 2007-OA6 Class A1B (Ê)
3.095% due 06/25/37	684	533
Series 2007-OA7 Class A1A (Ê)
3.075% due 05/25/47	670	521
Countrywide Asset-Backed Certificates (Ê)
Series 2006-IM1 Class A2
3.135% due 04/25/36	5,604	5,075
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-16 Class 1A1 (Ê)
3.295% due 09/25/34	290	236
Series 2004-22 Class A3
4.800% due 11/25/34	466	437
Series 2004-HYB Class 1A1
4.720% due 02/20/35	1,038	1,007
Series 2005-3 Class 1A2 (Ê)
3.185% due 04/25/35	147	120
Series 2005-HYB Class 3A2A (Ê)
5.250% due 02/20/36	143	117
Series 2005-R3 Class AF (Ê)(Þ)
3.295% due 09/25/35	965	847
Series 2006-HYB Class 2A1A
5.719% due 05/20/36	723	682
Series 2006-OA4 Class A1 (Ê)
5.286% due 04/25/46	403	293
Series 2007-18 Class 2A1
6.500% due 09/25/37	696	664

104	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-HY1 Class 1A2
5.692% due 04/25/37	338	298
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AAB
5.681% due 02/15/39	1,220	1,201
Series 2006-C2 Class A1
5.250% due 03/15/39	894	896
Series 2006-C2 Class A2
5.847% due 03/15/39	1,120	1,119
Series 2006-TFL Class A1 (Ê)(Å)
1.000% due 04/15/21	174	164
Series 2007-C1 Class A3
5.383% due 02/15/40	2,500	2,420
Series 2007-C2 Class A2
5.448% due 01/15/49	2,285	2,271
Series 2007-C3 Class A4
5.913% due 06/15/39	2,265	2,249
Series 2007-C4 Class A4
6.005% due 09/15/39	1,760	1,760
Series 2007-C5 Class A3
5.694% due 09/15/40	545	524
Series 2007-C5 Class A4
5.695% due 09/15/40	1,200	1,182
Series 2008-C1 Class A3
6.219% due 02/15/41	1,570	1,589
Credit Suisse First Boston Mortgage Securities Corp.
Series 1998-C2 Class A2
6.300% due 11/15/30	155	156
Series 2004-C1 Class A3
4.321% due 01/15/37	211	209
Series 2005-9 Class 2A1
5.500% due 10/25/35	1,219	1,152
Series 2005-C4 Class A3
5.120% due 08/15/38	5,050	5,000
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3
4.977% due 08/25/35	1,060	860
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR3 Class 1A1B (Ê)
6.627% due 07/19/44	156	124
Series 2005-AR6 Class 2A1A (Ê)
3.090% due 10/19/45	892	733
Fannie Mae
7.000% due 2009	5	5
5.500% due 2011	415	442

	Principal Amount ($) or Shares	Market Value $
7.000% due 2011	9	9
8.000% due 2011	2	2
5.190% due 2012 (Ê)	741	758
7.000% due 2012	3	3
5.500% due 2013	8	8
6.500% due 2013	46	49
5.500% due 2014	21	21
6.500% due 2015	19	20
7.000% due 2015	13	14
5.500% due 2016	4	4
6.000% due 2016	137	143
6.500% due 2016	114	118
9.000% due 2016	2	2
5.500% due 2017	196	202
6.000% due 2017	1,210	1,250
6.500% due 2017	248	258
7.500% due 2017	1	1
8.500% due 2017	4	4
4.500% due 2018	2,931	2,916
5.000% due 2018	2,785	2,815
5.500% due 2018	2,349	2,405
6.500% due 2018	287	303
4.500% due 2019	1,312	1,304
5.000% due 2019	11,330	11,441
6.500% due 2019	140	145
4.000% due 2020	1,739	1,675
4.500% due 2020	3,113	3,093
5.000% due 2020	10,262	10,347
6.500% due 2020	60	63
4.000% due 2021	660	636
5.000% due 2021	787	792
5.500% due 2021	22	22
6.000% due 2021	1,472	1,518
5.500% due 2022	6,228	6,348
8.000% due 2024	102	112
8.500% due 2024	19	22
9.000% due 2024	4	4
7.000% due 2025	16	17
8.000% due 2025	1	1
8.500% due 2025	27	27
6.000% due 2026	2,577	2,644
7.000% due 2026	25	26
9.000% due 2026	4	5
6.000% due 2027	1,365	1,400
7.000% due 2027	7	8
9.000% due 2027	1	1
6.500% due 2028	458	481
6.500% due 2029	1,352	1,411
7.000% due 2029	122	130

Fixed Income I Fund	105

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.500% due 2030	9	9
8.000% due 2030	127	138
6.500% due 2031	146	153
8.000% due 2031	117	126
5.500% due 2032	64	64
6.000% due 2032	1,352	1,391
6.500% due 2032	1,769	1,845
7.000% due 2032	786	831
8.000% due 2032	5	7
3.912% due 2033 (Ê)	487	500
4.500% due 2033	1,552	1,481
5.000% due 2033	5,530	5,449
5.203% due 2033 (Ê)	228	232
5.500% due 2033	20,488	20,669
6.000% due 2033	1,046	1,075
6.500% due 2033	825	859
7.000% due 2033	188	200
4.500% due 2034	1,407	1,343
5.000% due 2034	10,309	10,162
5.500% due 2034	29,058	29,307
6.000% due 2034	9,169	9,411
6.500% due 2034	862	895
4.500% due 2035	827	788
4.522% due 2035 (Ê)	539	542
4.667% due 2035 (Ê)	2,075	2,093
4.840% due 2035 (Ê)	582	590
4.852% due 2035 (Ê)	371	374
5.000% due 2035	10,810	10,639
5.500% due 2035	47,405	47,762
6.000% due 2035	6,354	6,518
6.041% due 2035 (Ê)	1,082	1,113
6.043% due 2035 (Ê)	651	670
6.045% due 2035 (Ê)	242	249
6.057% due 2035 (Ê)	249	256
6.060% due 2035 (Ê)	1,002	1,030
6.061% due 2035 (Ê)	308	316
4.777% due 2036 (Ê)	917	928
5.000% due 2036	11,697	11,512
5.500% due 2036	5,600	5,630
6.000% due 2036	17,324	17,721
6.500% due 2036	4,420	4,578
7.000% due 2036	179	188
5.000% due 2037	2,853	2,805
5.500% due 2037	7,896	7,948
5.557% due 2037 (Ê)	731	744
5.571% due 2037 (Ê)	886	901
5.871% due 2037 (Ê)	196	199
6.000% due 2037	17,721	18,136

	Principal Amount ($) or Shares	Market Value $
6.500% due 2037	9,325	9,630
6.000% due 2038	2,184	2,234
5.276% due 2044 (Ê)	158	160
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	945	205
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	2,244	345
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	2,504	378
Series 2004-353 Class 2
Interest Only STRIP
5.000% due 08/01/34	1,423	349
Series 2004-356 Class 35
Interest Only STRIP
4.500% due 03/01/20	384	60
Series 2004-356 Class 36
Interest Only STRIP
4.500% due 03/01/20	660	104
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/01/35	2,621	599
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	702	162
Series 2006-372 Class 2
Interest Only STRIP
6.000% due 08/01/36	1,675	372
Series 2006-377 Class 2
Interest Only STRIP
5.000% due 10/01/36	1,711	408
15 Year TBA (Ï)
4.500%	2,820	2,784
5.000%	3,895	3,914
5.500%	6,960	7,086
6.000%	5,200	5,354
30 Year TBA (Ï)
5.000%	51,160	50,249
5.500%	73,745	74,137
6.000%	10,175	10,401
6.500%	3,770	3,901
Fannie Mae Grantor Trust
Series 2001-T6 Class B
6.088% due 05/25/11	1,810	1,876
Series 2002-T5 Class A1 (Ê)
3.135% due 05/25/32	631	621

106	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-T4 Class 1A (Ê)
2.996% due 09/26/33	169	159
Fannie Mae REMICS
Series 1992-158 Class ZZ
7.750% due 08/25/22	206	224
Series 1999-56 Class Z
7.000% due 12/18/29	364	386
Series 2003-21 Class M
5.000% due 02/25/17	25	25
Series 2003-32 Class FH (Ê)
3.295% due 11/25/22	226	222
Series 2003-35 Class FY (Ê)
3.295% due 05/25/18	1,126	1,115
Series 2003-37 Class HY
5.000% due 12/25/16	562	570
Series 2003-78 Class FI (Ê)
3.295% due 01/25/33	517	511
Series 2004-21 Class FL (Ê)
3.245% due 11/25/32	253	250
Series 2005-65 Class FP (Ê)
3.145% due 08/25/35	322	321
Series 2006-5 Class 3A2 (Ê)
4.665% due 05/25/35	100	101
Series 2006-48 Class LG
Principal Only STRIP
Zero coupon due 06/25/36	213	128
Series 2007-73 Class A1 (Ê)
2.955% due 07/25/37	761	697
Fannie Mae Whole Loan
Series 2003-W1 Class 1A1
6.500% due 12/25/42	58	59
Series 2003-W5 Class A (Ê)
3.115% due 04/25/33	227	215
Series 2003-W9 Class A (Ê)
3.135% due 06/25/33	325	301
Series 2004-W2 Class 5AF (Ê)
3.245% due 03/25/44	436	430
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê)
Series 2005-63 Class 1A1
5.722% due 02/25/45	62	59
FHA Project Citi 68 NP 7.430% due 01/01/21	156	157
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
5.296% due 09/25/34	312	259

	Principal Amount ($) or Shares	Market Value $
Series 2006-AA5 Class A2 (Ê)
6.519% due 09/25/36	522	356
Series 2006-AA7 Class A1 (Ê)
6.535% due 01/25/37	2,542	1,968
Series 2006-FA3 Class A6
6.000% due 07/25/36	500	475
First Horizon Asset Securities, Inc. (Ê)
Series 2005-AR5 Class 3A1
5.535% due 10/25/35	247	227
Freddie Mac
8.000% due 2009	4	4
6.000% due 2010	25	26
7.000% due 2010	39	41
8.000% due 2010	9	9
6.000% due 2011	82	84
7.000% due 2011	7	7
8.000% due 2011	8	8
6.000% due 2012	1	1
8.000% due 2012	4	4
6.000% due 2013	23	23
7.000% due 2014	30	31
12.000% due 2014	17	18
6.000% due 2016	292	301
9.000% due 2016	82	88
6.000% due 2017	480	495
8.000% due 2017	14	15
4.500% due 2018	1,388	1,379
5.000% due 2018	866	875
4.500% due 2019	803	796
5.000% due 2019	661	668
5.500% due 2019	847	866
4.500% due 2020	310	307
5.500% due 2020	2,235	2,285
9.000% due 2024	5	6
6.500% due 2025	14	15
8.000% due 2025	14	15
9.000% due 2025	8	9
9.000% due 2026	2	2
6.500% due 2027	2	2
7.216% due 2027 (Ê)	25	25
8.500% due 2027	53	58
6.500% due 2028	165	173
6.500% due 2029	293	306
7.266% due 2030 (Ê)	9	9
6.000% due 2031	14	14
6.500% due 2031	432	451
5.500% due 2032	4,030	4,075
6.000% due 2032	61	63

Fixed Income I Fund	107

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.500% due 2032	514	536
7.000% due 2032	473	502
7.500% due 2032	52	56
4.985% due 2033 (Ê)	33	34
5.000% due 2033	985	971
5.500% due 2033	5,531	5,587
6.000% due 2033	474	487
6.500% due 2033	242	251
4.500% due 2034	321	307
5.000% due 2034	3,547	3,498
5.500% due 2034	2,233	2,254
6.000% due 2034	810	832
6.500% due 2034	207	214
6.881% due 2034 (Ê)	182	185
5.000% due 2035	5,210	5,131
5.500% due 2035	2,998	3,024
5.000% due 2036	3,534	3,480
5.121% due 2036 (Ê)	21	22
5.500% due 2036	1,076	1,085
5.870% due 2036 (Ê)	346	352
5.926% due 2036 (Ê)	747	767
5.969% due 2036 (Ê)	458	469
6.149% due 2036 (Ê)	815	834
5.000% due 2037	772	759
5.500% due 2037	284	286
5.509% due 2037 (Ê)	390	396
5.532% due 2037 (Ê)	1,059	1,076
5.698% due 2037 (Ê)	226	231
5.704% due 2037 (Ê)	1,872	1,912
5.706% due 2037 (Ê)	1,484	1,496
5.729% due 2037 (Ê)	571	576
5.763% due 2037 (Ê)	1,021	1,042
5.783% due 2037 (Ê)	516	525
5.817% due 2037 (Ê)	2,302	2,348
5.818% due 2037 (Ê)	479	489
5.855% due 2037 (Ê)	154	157
5.872% due 2037 (Ê)	236	240
5.901% due 2037 (Ê)	565	577
5.908% due 2037 (Ê)	512	522
5.911% due 2037 (Ê)	43	44
6.115% due 2037 (Ê)	1,699	1,726
6.500% due 2037	425	441
5.500% due 2038	480	484
6.500% due 2038	1,000	1,037
15 Year TBA (Ï)
5.000%	2,500	2,514
30 Year TBA (Ï)
5.000%	3,050	2,997
5.500%	11,365	11,436

	Principal Amount ($) or Shares	Market Value $
6.000%	12,225	12,497
6.500%	200	207
Freddie Mac REMICS
Series 1991-105 Class G
7.000% due 03/15/21	32	35
Series 1998-210 Class ZM
6.000% due 12/15/28	582	596
Series 2000-226 Class F (Ê)
3.166% due 11/15/30	10	10
Series 2001-229 Class KF (Ê)
3.145% due 07/25/22	336	334
Series 2003-258 Class IG
Interest Only STRIP
4.500% due 10/15/16	644	59
Series 2003-262 Class AB
2.900% due 11/15/14	459	457
Series 2004-277 Class UF (Ê)
3.016% due 06/15/33	599	594
Series 2004-281 Class DF (Ê)
3.166% due 06/15/23	458	452
Series 2005-292 Class IG
Interest Only STRIP
5.000% due 04/15/23	359	45
Series 2005-294 Class FA (Ê)
2.886% due 03/15/20	872	861
Series 2005-295 Class NA
4.250% due 09/15/24	352	353
Series 2005-299 Class KF (Ê)
3.116% due 06/15/35	471	463
Series 2005-301 Class IM
Interest Only STRIP
5.500% due 01/15/31	498	59
Series 2005-305 Class JF (Ê)
3.016% due 10/15/35	375	371
Series 2006-323 Class PA
6.000% due 03/15/26	950	966
Series 2007-333 Class AF (Ê)
2.866% due 10/15/20	5,355	5,241
Series 2007-333 Class BF (Ê)
2.866% due 07/15/19	1,267	1,242
Series 2007-333 Class FT (Ê)
2.866% due 08/15/19	3,022	2,960
Series 2007-334 Class FA (Ê)
2.946% due 02/15/19	3,582	3,509
GE Capital Commercial Mortgage Corp.
Series 2006-C1 Class A4
5.518% due 03/10/44	1,145	1,129

108	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-C1 Class A4
5.543% due 12/10/49	1,060	1,036
Ginnie Mae I
6.500% due 2009	25	25
6.500% due 2010	2	3
7.000% due 2011	8	8
9.500% due 2016	2	2
8.000% due 2017	10	10
10.500% due 2020	7	9
8.000% due 2022	18	19
8.500% due 2022	10	11
8.500% due 2024	8	9
8.000% due 2025	19	21
9.000% due 2025	17	19
8.000% due 2026	79	86
7.000% due 2029	4	5
8.000% due 2029	55	59
8.500% due 2029	20	22
8.000% due 2030	75	83
8.500% due 2030	18	20
7.000% due 2031	358	384
7.000% due 2032	76	80
5.000% due 2033	2,624	2,605
7.000% due 2033	16	18
5.000% due 2035	410	407
6.000% due 2035	3,664	3,772
30 Year TBA (Ï)
5.500%	2,575	2,608
6.500%	2,700	2,801
Ginnie Mae II
5.125% due 2027 (Ê)	37	37
5.625% due 2030 (Ê)	117	118
6.375% due 2030 (Ê)	18	18
7.500% due 2032	13	14
4.500% due 2035	8	7
GMAC Mortgage Corp. Loan Trust
Series 2005-AR6 Class 3A1
5.299% due 11/19/35	827	776
Series 2006-AR1 Class 1A1 (Ê)
5.589% due 04/19/36	1,890	1,841
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG1 Class A4 5.993% due 08/10/45	1,790	1,787
Government National Mortgage Association (Ê) Series 1999-40 Class FE 3.263% due 11/16/29	770	765

	Principal Amount ($) or Shares	Market Value $
Greenpoint Mortgage Funding Trust (Ê)
Series 2003-1 Class A1
4.386% due 10/25/33	858	816
Series 2006-AR5 Class A1A
2.975% due 10/25/46	1,407	1,231
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A7
5.317% due 06/10/36	1,745	1,772
Series 2005-GG5 Class A41
5.243% due 04/10/37	695	691
Series 2007-GG1 Class A4
5.736% due 12/10/49	1,645	1,625
GS Mortgage Securities Corp. II
Series 2005-GG4 Class AABA
4.680% due 07/10/39	600	584
Series 2006-GG6 Class A4
5.553% due 04/10/38	1,150	1,143
Series 2006-GG8 Class AAB
5.535% due 11/10/39	575	569
GSMPS Mortgage Loan Trust (Ê)(Þ) Series 2004-4 Class 1AF 3.295% due 06/25/34	911	851
GSR Mortgage Loan Trust
Series 2004-5 Class 1A3 (Ê)
3.080% due 05/25/34	313	253
Series 2004-7 Class 4A1
4.841% due 06/25/34	63	56
Series 2005-AR7 Class 6A1
5.250% due 11/25/35	596	556
Harborview Mortgage Loan Trust
Series 2004-4 Class 3A (Ê)
4.389% due 06/19/34	195	184
Series 2005-4 Class 3A1
5.148% due 07/19/35	414	393
Series 2005-14 Class 3A1A
5.296% due 12/19/35	214	207
Series 2006-2 Class 1A
5.458% due 02/25/36	951	738
Series 2006-3 Class 1A1A (Ê)
6.356% due 06/19/36	5,410	4,316
HSI Asset Securitization Corp. Trust (Ê) Series 2005-I1 Class 2A1 3.015% due 11/25/35	1	1
Impac CMB Trust (Ê) Series 2004-5 Class 1A1 3.255% due 10/25/34	264	211

Fixed Income I Fund	109

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Impac Secured Assets CMN Owner Trust (Ê) Series 2005-2 Class A1 3.215% due 03/25/36	855	632
Indymac INDA Mortgage Loan Trust (Ê) Series 2007-AR7 Class 1A1 6.260% due 11/25/37	276	260
Indymac Index Mortgage Loan Trust
Series 2005-AR1 Class A2
5.099% due 09/25/35	286	235
Series 2006-AR2 Class A2 (Ê)
2.975% due 11/25/36	116	111
Series 2006-AR3 Class 2A1A
6.365% due 03/25/36	7,301	5,795
Indymac Loan Trust (Ê)
Series 2004-L1 Class A1 (Þ)
3.175% due 07/25/09	108	106
Series 2005-L1 Class A
3.095% due 06/25/10	510	345
Series 2005-L2 Class A1
3.115% due 01/25/11	618	410
JP Morgan Alternative Loan Trust
Series 2006-A2 Class 3A1
5.936% due 05/25/36	3,196	2,668
Series 2006-A4 Class A4 (Ê)
2.965% due 09/25/36	437	418
Series 2006-S4 Class A1B (Ê)
2.975% due 12/25/36	1,288	1,240
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8 Class A2
3.837% due 01/12/39	875	852
Series 2004-LN2 Class A1
4.475% due 07/15/41	628	619
Series 2005-CB1 Class A4
4.895% due 09/12/37	160	156
5.472% due 01/12/43	200	199
Series 2005-FL1 Class A1 (Ê)(Þ)
2.826% due 02/15/19	100	96
Series 2005-LDP Class A3
4.959% due 08/15/42	885	869
5.374% due 12/15/44	2,845	2,821
Series 2005-LDP Class A3A1
4.871% due 10/15/42	1,940	1,922
Series 2005-LDP Class A4
4.918% due 10/15/42	690	671
5.345% due 12/15/44	645	641

	Principal Amount ($) or Shares	Market Value $
Series 2006-CB1 Class A3A (Þ)
5.491% due 12/12/44	1,765	1,755
Series 2006-CB1 Class A4
5.481% due 12/12/44	1,090	1,078
5.817% due 05/12/45	785	776
Series 2006-CB1 Class ASB
5.506% due 12/12/44	470	462
Series 2006-LDP Class A3
5.336% due 05/15/47	485	470
Series 2006-LDP Class A3B
5.447% due 05/15/45	820	789
Series 2006-LDP Class A4
6.065% due 04/15/45	1,580	1,602
5.399% due 05/15/45	1,055	1,032
Series 2007-C1 Class A3
5.790% due 10/15/14	2,035	1,936
Series 2007-CB1 Class A2
5.815% due 02/12/49	595	596
Series 2007-CB1 Class A4
5.440% due 06/12/47	165	160
Series 2007-CB2 Class ASB
5.688% due 11/12/16	1,165	1,153
Series 2007-LD1 Class A2
5.827% due 02/15/51	2,550	2,558
Series 2007-LD1 Class A4
6.007% due 06/15/49	1,470	1,468
5.882% due 02/15/51	1,265	1,262
Series 2007-LDP Class A2
5.434% due 01/15/49	4,150	3,834
Series 2007-LDP Class A3
5.420% due 01/15/49	2,890	2,796
Series 2008-C2 Class A1
5.017% due 02/12/51	450	448
Series 2008-C2 Class ASB
6.125% due 02/12/51	1,055	1,060
JP Morgan Mortgage Trust
Series 2005-A1 Class 6T1 (Ê)
5.023% due 02/25/35	461	432
Series 2005-A2 Class 3A1
4.911% due 04/25/35	39	39
Series 2006-A2 Class 1A1
5.467% due 04/25/36	1,612	1,584
Series 2007-A1 Class 3A2 (Ê)
5.006% due 07/25/35	5,248	5,089
Series 2007-A1 Class 6A1
4.777% due 07/25/35	1	1
Series 2007-A4 Class 3A1
5.883% due 06/25/37	1,801	1,748

110	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

LB-UBS Commercial Mortgage Trust
Series 2001-C3 Class A1
6.058% due 06/15/20	148	150
Series 2004-C4 Class A3
5.145% due 06/15/29	1,460	1,470
Series 2005-C3 Class A5
4.739% due 07/15/30	820	792
Series 2005-C3 Class AAB
4.664% due 07/15/30	1,000	964
Series 2005-C5 Class A4
4.954% due 09/15/30	1,700	1,662
Series 2006-C4 Class A4
6.081% due 06/15/38	400	407
Series 2007-C6 Class A4
5.858% due 07/15/40	695	693
Lehman Brothers Floating Rate Commercial Mortgage Trust Series 2006-LLF Class A1 (Ê)(Þ) 2.796% due 09/15/21	96	90
Lehman Mortgage Trust Series 2005-3 Class 1A3 5.500% due 01/25/36	1,308	1,250
Lehman XS Trust (Ê)
Series 2005-5N Class 1A1
3.195% due 11/25/35	614	497
Series 2005-7N Class 1A1B
3.195% due 12/25/35	461	315
Mastr Adjustable Rate Mortgages Trust
Series 2004-13 Class 3A4 (Ê)
3.787% due 11/21/34	427	422
Series 2006-2 Class 3A1
4.849% due 01/25/36	1,182	1,135
Series 2006-OA2 Class 1A1 (Ê)
5.126% due 12/25/46	489	339
Series 2007-3 Class 12A1 (Ê)
3.095% due 05/25/47	1,652	1,282
Mastr Alternative Loans Trust
Series 2003-4 Class B1
5.681% due 06/25/33	413	375
Series 2004-10 Class 5A6
5.750% due 09/25/34	640	518
Mastr Asset Securitization Trust
Series 2003-7 Class 4A35 (Ê)
3.295% due 09/25/33	643	607
Series 2003-11 Class 6A8 (Ê)
3.395% due 12/25/33	683	637
Series 2004-4 Class 2A2 (Ê)
3.345% due 04/25/34	593	576

	Principal Amount ($) or Shares	Market Value $
Series 2005-2 Class 1A1
5.250% due 11/25/35	1,327	1,236
Mastr Reperforming Loan Trust (Þ) Series 2005-1 Class 1A1 6.000% due 08/25/34	518	494
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10 Class A (Ê)
3.105% due 02/25/36	264	213
Merrill Lynch Mortgage Trust
Series 2004-MKB Class A2
4.353% due 02/12/42	820	817
Series 2006-C1 Class A4
5.842% due 05/12/39	660	663
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3 Class A2
5.291% due 07/12/46	1,820	1,810
Series 2007-5 Class A4
5.378% due 08/12/48	485	469
Series 2007-8 Class A3
6.156% due 08/12/49	1,915	1,932
Series 2007-8 Class ASB
6.089% due 03/12/17	810	815
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
3.544% due 04/25/29	157	154
Series 2005-2 Class 3A
3.599% due 10/25/35	150	136
Series 2005-3 Class 4A
3.145% due 11/25/35	88	80
Morgan Stanley Capital I
Series 2004-RR2 Class A2 (Þ)
5.450% due 10/28/33	1,705	1,707
Series 2005-HQ5 Class A4
5.168% due 01/14/42	1,125	1,121
Series 2005-HQ6 Class A4A
4.989% due 08/13/42	530	519
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	940	923
Series 2005-T17 Class A5
4.780% due 12/13/41	310	302
Series 2006-HQ1 Class A4
5.328% due 11/12/41	345	336
Series 2006-HQ8 Class A4
5.560% due 03/12/44	1,025	1,015
Series 2006-HQ9 Class A4
5.731% due 07/12/44	965	966
Series 2007-HQ1 Class A4
5.811% due 08/12/16	1,045	982

Fixed Income I Fund	111

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-IQ1 Class A4
5.809% due 12/12/49	400	397
Morgan Stanley Mortgage Loan Trust Series 2006-3AR Class 2A3 5.425% due 03/25/36	1,065	886
Novastar Mortgage-Backed Notes (Ê) Series 2006-MTA Class 2A1A 3.085% due 09/25/46	858	671
Prime Mortgage Trust
Series 2004-CL1 Class 1A2 (Ê)
3.295% due 02/25/34	154	139
Series 2004-CL1 Class 2A2 (Ê)
3.295% due 02/25/19	32	30
Series 2006-DR1 Class 2A1 (Þ)
5.500% due 05/25/35	2,264	2,167
Series 2006-DR1 Class 2A2 (Þ)
6.000% due 05/25/35	1,982	1,929
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6 (Ê)
3.495% due 04/25/34	242	215
Series 2004-QS8 Class A4 (Ê)
3.295% due 06/25/34	481	446
Series 2005-QA1 Class 2A1
5.828% due 12/25/35	1,309	1,131
Series 2005-QA1 Class A41
5.676% due 09/25/35	832	697
Series 2005-QA8 Class NB3
5.479% due 07/25/35	539	462
Series 2005-QO3 Class A1 (Ê)
3.295% due 10/25/45	927	753
Series 2006-QA1 Class A21
5.963% due 01/25/36	2,667	2,143
Series 2006-QO7 Class 3A2 (Ê)
3.100% due 09/25/46	1,340	905
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	1,361	1,218
Residential Asset Securities Corp. (Ê) Series 2003-KS4 Class AIIB 3.475% due 06/25/33	202	179
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
3.345% due 02/25/34	581	500
Series 2007-A5 Class 2A3
6.000% due 05/25/37	360	322
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê)
3.345% due 11/25/18	717	716

	Principal Amount ($) or Shares	Market Value $
Series 2003-S14 Class A5 (Ê)
3.295% due 07/25/18	746	740
Series 2003-S20 Class 1A7 (Ê)
3.395% due 12/25/33	294	283
Series 2006-SA4 Class 2A1
6.125% due 11/25/36	1,370	1,292
Salomon Brothers Mortgage Securities VII, Inc.
Series 2002-KEY Class A2
4.467% due 03/18/36	1,205	1,199
Series 2003-UP2 Class A1
4.000% due 12/25/18	279	261
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 2.633% due 04/20/34	436	413
Small Business Administration Series 1999-P10 Class 1 7.540% due 08/10/09	129	133
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	65	65
Structured Adjustable Rate Mortgage Loan Trust (Ê) Series 2005-19X Class 1A1 3.215% due 10/25/35	591	482
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A2 3.050% due 07/19/35	300	270
Structured Asset Securities Corp.
Series 2004-21X Class 1A3
4.440% due 12/25/34	962	963
Series 2006-11 Class A1 (Þ)
5.463% due 10/25/35	321	278
Thornburg Mortgage Securities Trust
Series 2003-2 Class A1 (Ê)
3.575% due 04/25/43	144	140
Series 2006-1 Class A3 (Ê)
3.065% due 01/25/36	1,221	1,202
Series 2006-3 Class A3 (Ê)
3.005% due 06/25/46	1,633	1,616
Series 2006-6 Class A1 (Ê)
3.005% due 11/25/11	423	402
Series 2007-4 Class 2A1
6.225% due 09/25/37	891	836
Series 2007-4 Class 3A1
6.217% due 09/25/37	821	771

112	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wachovia Bank Commercial Mortgage Trust
Series 2005-C16 Class A2
4.380% due 10/15/41	951	945
Series 2005-C22 Class A3
5.460% due 12/15/44	2,435	2,428
Series 2007-C33 Class A2
6.055% due 02/15/51	1,700	1,713
Series 2007-WHL Class A1 (Ê) (Þ)
2.796% due 06/15/20	178	164
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35	350	292
Series 2007-OA2 Class 2A (Ê)
5.026% due 01/25/47	515	378
Series 2007-OA5 Class A1A (Ê)
5.166% due 05/25/47	1,688	1,355
Washington Mutual Mortgage Pass Through Certificates
Series 2002-AR1 Class 1A (Ê)
5.526% due 11/25/42	119	112
Series 2003-S9 Class A2 (Ê)
3.445% due 10/25/33	566	539
Series 2005-AR1 Class 1A1
4.833% due 10/25/35	657	643
Series 2005-AR1 Class A1A1 (Ê)
3.185% due 10/25/45	727	589
Series 2005-AR1 Class A1A2 (Ê)
3.175% due 11/25/45	770	631
3.185% due 12/25/45	407	329
Series 2005-AR6 Class B3 (Ê)
3.555% due 04/25/45	470	165
Series 2006-AR1 Class 1A1A (Ê)
5.396% due 01/25/46	425	332
Series 2007-HY3 Class 4B1
5.348% due 03/25/37	409	313
Series 2007-HY4 Class 1A1 (Ê)
5.552% due 04/25/37	444	422
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC Class A1 (Ê)
4.947% due 01/25/35	634	611
Series 2005-17 Class 2A1
5.500% due 01/25/36	1,679	1,603
Series 2006-2 Class 2A3
5.500% due 03/25/36	954	917

	Principal Amount ($) or Shares		Market Value $
Series 2006-AR2 Class 2A1
4.950% due 03/25/36		616	589
Series 2006-AR8 Class 2A3
5.241% due 04/25/36		259	255
Series 2007-8 Class 1A16
6.000% due 07/25/37		933	888
Series 2007-10 Class 2A5
6.250% due 07/25/37		458	441
Zuni Mortgage Loan Trust (Ê) Series 2006-OA1 Class A1 3.025% due 08/25/36		774	735

			839,421

Municipal Bonds - 0.2%
Commonwealth of Massachusetts General Obligation Unlimited, weekly demand (m)(æ) 5.000% due 11/01/24		460	502
San Diego Tobacco Settlement 7.125% due 06/01/32		300	285
State of Texas General Obligation Unlimited, weekly demand 4.750% due 04/01/35		300	296
Tobacco Settlement Authority of Iowa Revenue Bonds Unlimited, weekly demand 6.500% due 06/01/23		95	90
Tobacco Settlement Finance Authority of West Virginia 7.467% due 06/01/47		500	468
University of Texas Revenue Bonds (æ) Unlimited, weekly demand 5.000% due 08/15/23		580	632

			2,273

Non-US Bonds - 0.1%
Canadian Government Bond 4.000% due 12/01/31	CAD	172	245
Poland Government Bond Series 1013 5.000% due 10/24/13	PLN	2,540	1,092

			1,337

United States Government Agencies - 2.1%
Fannie Mae
4.750% due 04/19/10 (Ñ)		3,765	3,900
5.125% due 04/15/11 (Ñ)		350	370
5.000% due 02/16/12		3,270	3,461
4.750% due 11/19/12		1,545	1,624
5.375% due 06/12/17		5	5

Fixed Income I Fund	113

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.625% due 11/15/30	85	104
6.210% due 08/06/38	420	503
Federal Farm Credit Bank 5.125% due 08/25/16	830	883
Federal Home Loan Bank
3.625% due 12/17/10	715	726
5.375% due 05/15/19	315	336
5.125% due 08/15/19	330	347
Federal Home Loan Bank Discount Notes
5.625% due 06/11/21	1,070	1,150
Series VB15
5.000% due 12/21/15	955	1,010
Federal National Mortgage Association
Zero coupon due 07/05/14	1,515	1,207
6.000% due 08/22/16	2,260	2,282
5.000% due 04/26/17	1,315	1,321
5.625% due 07/15/37	130	144
Freddie Mac
5.125% due 08/23/10	2,330	2,447
5.625% due 11/23/35 (Ñ)	1,240	1,272
Freddie Mac
5.125% due 04/18/11	230	243
5.250% due 07/18/11	600	637
4.750% due 03/05/12	2,815	2,953
5.050% due 01/26/15	690	733
5.125% due 11/17/17	1,460	1,542
6.750% due 03/15/31 (Ñ)	90	112
Small Business Administration Pools (Ê) 5.080% due 09/25/18	227	238
Tennessee Valley Authority 6.150% due 01/15/38	500	583

		30,133

United States Government Treasuries - 9.2%
United States Treasury Principal Principal Only STRIP Zero coupon due 11/15/21	2,945	1,583
United States Treasury Inflation Indexed Bonds
2.375% due 04/15/11 (Ñ)	107	113
1.625% due 01/15/15 (Ñ)	55	57
2.500% due 07/15/16 (Ñ)	2,086	2,274
2.375% due 01/15/25 (Ñ)	5,413	5,694
2.000% due 01/15/26 (Ñ)	395	392
3.875% due 04/15/29 (Ñ)	1,931	2,517

	Principal Amount ($) or Shares	Market Value $
United States Treasury Inflation Indexed Bonds (Ñ)
2.375% due 01/15/27	378	397
1.750% due 01/15/28	1,214	1,157
United States Treasury Notes
4.875% due 06/30/09	895	924
3.625% due 01/15/10 (Ñ)	5	5
4.000% due 03/15/10	3,420	3,532
3.875% due 05/15/10	3,500	3,616
4.125% due 08/15/10 (Ñ)	4,240	4,414
3.875% due 09/15/10	10,180	10,556
4.375% due 12/15/10	630	663
4.875% due 04/30/11	2,435	2,604
4.500% due 09/30/11 (Ñ)	110	117
4.500% due 03/31/12 (Ñ)	50	53
4.750% due 05/15/14	650	707
4.250% due 08/15/14	8,200	8,674
12.500% due 08/15/14	155	175
4.250% due 11/15/14	20,465	21,653
4.125% due 05/15/15	1,370	1,431
5.125% due 05/15/16 (Ñ)	8,541	9,456
4.750% due 08/15/17 (Ñ)	100	108
8.750% due 08/15/20 (Ñ)	3,751	5,370
8.125% due 08/15/21	2,745	3,801
7.125% due 02/15/23	3,755	4,866
6.250% due 08/15/23	3,705	4,459
6.875% due 08/15/25	2,915	3,752
6.375% due 08/15/27	545	676
6.125% due 11/15/27	1,402	1,697
5.375% due 02/15/31 (Ñ)	255	287
4.375% due 02/15/38 (Ñ)	30	29
United States Treasury Notes
4.625% due 07/31/12 (Ñ)	540	576
3.625% due 12/31/12 (Ñ)	16,721	17,170
4.500% due 02/15/36	2,830	2,835
4.750% due 02/15/37 (Ñ)	970	1,011

		129,401

Total Long-Term Investments
(cost $1,360,360)		1,334,868

Preferred Stocks - 0.8%
Auto and Transportation - 0.0%
General Motors Corp.	31,725	560

114	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Financial Services - 0.8%
DG Funding Trust (Å)		392	3,922
Federal Home Loan Mortgage Corp.		27,050	692
Federal National Mortgage Association (Ñ)		18,750	470
Federal National Mortgage Association		1,000	46
Wachovia Corp. (Æ)		5,000	5,845

			10,975

Total Preferred Stocks
(cost $10,918)			11,535

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Euro-Bund Futures
Sep 2008 92.50 Put (452)	USD	1,130	3
Eurodollar Futures
Sep 2008 92.25 Put (35)	USD	88	—

Total Options Purchased
(cost $5)			3

	Principal Amount ($) or Shares
Short-Term Investments - 18.7%
American Express Bank FSB (Ê) Series BKNT 2.723% due 10/16/08		800	798
American General Finance Corp. (Ê) Series MTNI 2.785% due 06/27/08		1,300	1,295
Amgen, Inc. (Ê) Series WI 3.170% due 11/28/08		1,000	996
Bank of America NA (Ê) Series BKNT 2.764% due 12/18/08		200	199
Banque Paribas 6.875% due 03/01/09		350	358
Calyon NY (ž) 2.689% due 01/16/09		800	800
CIT Group, Inc. (Ê) 3.401% due 01/30/09		2,400	2,202

	Principal Amount ($) or Shares	Market Value $
Citigroup Funding, Inc. (Ê) 2.980% due 12/08/08	400	397
Citigroup, Inc. (Ê)
2.695% due 12/26/08	600	597
3.291% due 01/30/09	1,400	1,392
COX Communications, Inc. 3.875% due 10/01/08	240	239
Daimler Finance North America LLC
4.050% due 06/04/08	165	165
3.218% due 03/13/09 (Ê)	1,600	1,588
3.298% due 03/13/09 (Ê)(Ñ)	1,100	1,089
Deutsche Telekom International Finance BV (Ê) 2.779% due 03/23/09	900	889
Fannie Mae
7.000% due 09/01/08	1	1
7.000% due 02/01/09	1	1
Fannie Mae REMICS Series 1993-134 Class H 6.500% due 08/25/08	123	124
Federal Home Loan Bank Discount Notes (ž)(ç)
Zero coupon due 05/05/08	875	875
Zero coupon due 05/07/08 (Ñ)	2,150	2,149
Zero coupon due 05/09/08	3,340	3,338
Zero coupon due 05/21/08	1,575	1,573
Federal National Mortgage Association Discount Notes (ž)(§) Zero coupon due 12/15/08	1,642	1,621
Fortis Bank (ž) 2.646% due 09/30/08	800	800
Freddie Mac
7.000% due 12/01/08	1	1
Freddie Mac Discount Notes (ž)(ç)(§)
Zero coupon due 07/14/08	25	25
Zero coupon due 07/21/08	382	380
Freddie Mac REMICS Series 1993-160 Class I Interest Only STRIP 6.500% due 11/15/08	41	—
French Discount Treasury Bills Zero coupon due 05/15/08	700	1,091
Ginnie Mae I
6.500% due 01/15/09	5	5
6.500% due 03/15/09	7	7
6.500% due 04/15/09	2	2
Goldman Sachs Group, Inc. (The) (Ê)
2.639% due 12/23/08	100	100
2.746% due 03/30/09	600	596

Fixed Income I Fund	115

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HSBC Finance Corp. (Ê)(Ñ) 3.154% due 12/05/08	500	497
Lehman Brothers Holdings, Inc. (Ê)
3.010% due 01/23/09	1,200	1,176
2.774% due 04/03/09	1,000	966
Merrill Lynch & Co., Inc.
Zero coupon due 05/28/08 (ž)	1,720	1,716
Series MTNC (Ê)
2.823% due 06/16/08	1,900	1,899
Morgan Stanley (Ê) Series GMTN 3.206% due 02/09/09	100	99
Nordea Bank Finland PLC (ž) 2.712% due 04/09/09	1,200	1,200
Residential Capital LLC
8.125% due 11/21/08 (Ñ)	290	241
5.816% due 04/17/09 (Ê)	50	33
Russell Investment Company Money Market Fund	224,962,215	224,962
Skandinaviska Enskilda Banken (ž) 5.340% due 08/21/08	600	600
Transocean, Inc. (Ê) 3.214% due 09/05/08	500	499
Tyco International Group SA
6.125% due 11/01/08	40	40
6.125% due 01/15/09	10	10
United States Treasury Bills (ç)(ž)(§) 1.221% due 06/26/08	500	499
1.302% due 06/26/08	1,000	998
Wachovia Bank NA Series BKNT 5.800% due 12/01/08	280	282

Total Short-Term Investments
(cost $261,751)		261,410

Other Securities - 3.6%
Russell Investment Company Money Market Fund (×)	10,815,603	10,816
State Street Securities Lending Quality Trust (×)	38,924,949	38,925

Total Other Securities
(cost $49,741)		49,741

Total Investments - 118.3%
(identified cost $1,682,775)		1,657,557

Other Assets and Liabilities, Net - (18.3%)		(256,414)

Net Assets - 100.0%		1,401,143

See accompanying notes which are an integral part of the financial statements.

116	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures expiration date 06/08 (42)	EUR	9,999	(46)
Eurodollar Futures (CME) expiration date 06/08 (185)	USD	45,013	655
expiration date 09/08 (86)	USD	20,922	(65)
expiration date 12/08 (233)	USD	56,561	754
expiration date 03/09 (221)	USD	53,590	59
expiration date 06/09 (33)	USD	7,988	(48)
expiration date 09/09 (42)	USD	10,149	(56)
expiration date 12/09 (33)	USD	7,957	(43)
expiration date 03/10 (13)	USD	3,130	(8)
Germany 10 Year Bond (Germany) expiration date 06/08 (54)	EUR	6,160	(242)
LIBOR Futures expiration date 06/08 (25)	GBP	2,952	7
expiration date 09/08 (50)	GBP	5,917	(5)
expiration date 12/08 (60)	GBP	7,108	13
expiration date 06/09 (5)	GBP	593	9
expiration date 12/09 (1)	GBP	119	(1)
Three Month Short Sterling
Interest Rate Futures (UK) expiration date 03/09 (15)	GBP	1,779	35
United States Treasury Bonds expiration date 06/08 (124)	USD	14,494	80
United States Treasury Notes
2 Year Futures expiration date 06/08 (95)	USD	20,205	(89)
United States Treasury Notes
5 Year Futures expiration date 06/08 (984)	USD	110,193	(431)
United States Treasury Notes
10 Year Futures expiration date 06/08 (308)	USD	35,670	(8)

Short Positions
United States Treasury Notes
2 Year Futures expiration date 06/08 (95)	USD	20,205	157
United States Treasury Notes
5 Year Futures expiration date 06/08 (12)	USD	1,344	18
United States Treasury Notes
10 Year Futures expiration date 06/08 (142)	USD	16,445	(53)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			692

Options Written (Number of Contracts)	Notional Amount		Market Value $
Eurodollar Futures
Jun 2008 95.88 Put (20)	USD	50	—
Jun 2008 96.25 Put (18)	USD	45	—
Jun 2008 96.50 Put (13)	USD	33	—
Jun 2008 97.13 Put (29)	USD	73	(4)

United Stated Treasury Notes 10 Year Futures
May 2008 110.00 Put (18)	USD	18	(1)
May 2008 113.00 Put (32)	USD	32	(4)
May 2008 114.00 Put (152)	USD	152	(59)
May 2008 114.50 Put (17)	USD	17	(10)
May 2008 115.50 Put (26)	USD	26	(18)
May 2008 116.00 Put (30)	USD	30	(26)
May 2008 116.50 Put (19)	USD	19	(23)
May 2008 117.00 Call (15)	USD	15	(6)
May 2008 118.00 Call (133)	USD	133	(27)
May 2008 118.50 Call (17)	USD	17	(3)
May 2008 119.00 Call (28)	USD	28	(2)
May 2008 120.00 Call (46)	USD	46	(2)
May 2008 123.00 Call (7)	USD	7	—
Aug 2008 111.00 Put (28)	USD	28	(24)
Aug 2008 112.00 Put (21)	USD	21	(20)
Aug 2008 117.00 Call (28)	USD	28	(24)
Aug 2008 118.00 Call (4)	USD	4	(3)

Total Liability for Options Written
(premiums received $670)			(256)

See accompanying notes which are an integral part of the financial statements.

Fixed Income I Fund	117

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	800	Three Month LIBOR	5.000%	06/18/38	(19)
Bank of America	USD	1,700	Six Month LIBOR	5.000%	06/18/15	(90)
Barclays Bank PLC	GBP	400	6.000%	Six Month LIBOR	03/20/09	3
Barclays Bank PLC	GBP	300	4.750%	Six Month LIBOR	09/17/13	(12)
Barclays Bank PLC	GBP	100	Six Month LIBOR	4.000%	12/15/36	24
Barclays Bank PLC	JPY	30,000	2.000%	Six Month LIBOR	12/19/17	8
Citibank	MXN	1,000	8.170%	Mexico Interbank 28 Day Deposit Rate	11/04/16	(1)
Credit Suisse First Boston	GBP	200	5.000%	Six Month LIBOR	06/15/09	(4)
Deutsche Bank	GBP	100	6.000%	Six Month LIBOR	12/20/08	1
Deutsche Bank	JPY	60,000	2.000%	Six Month LIBOR	12/19/17	17
Deutsche Bank	USD	200	Three Month LIBOR	5.000%	06/18/38	(5)
Deutsche Bank	EUR	1,200	Consumer Price Index (France)	2.090%	10/15/10	(6)
Goldman Sachs	EUR	300	4.000%	Six Month LIBOR	03/20/09	(1)
Goldman Sachs	GBP	100	5.000%	Six Month LIBOR	06/15/09	(2)
Goldman Sachs	GBP	2,300	6.000%	Six Month LIBOR	06/19/09	26
Goldman Sachs	GBP	800	6.000%	Six Month LIBOR	12/19/09	14
Goldman Sachs	GBP	300	5.000%	Six Month LIBOR	09/17/13	(6)
Goldman Sachs	GBP	200	Six Month LIBOR	5.000%	12/15/36	(55)
Goldman Sachs	GBP	100	Six Month LIBOR	5.000%	12/19/37	(8)
JP Morgan	GBP	400	4.750%	Six Month LIBOR	09/17/13	(16)
JP Morgan	USD	500	Three Month LIBOR	5.000%	06/18/38	(12)
Lehman Brothers	GBP	3,300	4.500%	Six Month LIBOR	09/20/09	(89)
Merrill Lynch	GBP	5,700	4.500%	Six Month LIBOR	09/20/09	(153)
Merrill Lynch	GBP	200	Six Month LIBOR	4.000%	12/15/35	15
Merrill Lynch	USD	700	Three Month LIBOR	5.000%	06/18/38	(17)
Morgan Stanley	USD	300	Three Month LIBOR	5.000%	06/18/38	(7)
Royal Bank of Scotland	GBP	1,500	6.000%	Six Month LIBOR	06/19/09	17
Royal Bank of Scotland	GBP	500	Six Month LIBOR	4.000%	12/15/36	119
Royal Bank of Scotland	GBP	100	Six Month LIBOR	5.500%	12/15/36	(23)
UBS	AUD	5,300	7.000%	Three Month LIBOR	09/15/09	(29)
UBS	AUD	500	7.500%	Three Month LIBOR	03/15/10	—

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($171)						(311)

See accompanying notes which are an integral part of the financial statements.

118	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equit	Lehman Brothers	USD	1,000	0.090%	08/25/37	(350)
ABX - HE Index for Sub-Prime Home Equit	Lehman Brothers	USD	3,000	0.760%	01/25/38	(1,245)
American International Group	Deutsche Bank	USD	1,500	2.050%	03/20/13	74
Berkshire Hathaway	Deutsche Bank	USD	2,900	(1.000%)	03/20/13	51
Countrywide Home Loans	JP Morgan	USD	2,400	5.850%	06/20/09	—
Dow Jones CDX High Volatility Index	Chase Securities Inc.	USD	400	1.120%	12/20/12	15
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	300	1.550%	06/20/13	9
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	1,600	0.707%	12/20/12	38
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	1,100	1.550%	06/20/13	31
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	1,300	1.120%	12/20/12	48
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	500	1.550%	06/20/13	15
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	1,000	1.833%	06/20/12	(29)
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	600	0.963%	12/20/12	17
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	1,300	1.550%	06/20/13	39
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	5,700	0.771%	12/20/12	138
Gaz Capital for Gazprom	Chase Securities Inc.	USD	200	0.970%	12/20/12	(6)
Gaz Capital for Gazprom	Chase Securities Inc.	USD	200	1.020%	12/20/12	(6)
Gaz Capital for Gazprom	JP Morgan	USD	200	0.970%	11/20/08	1
Gaz Capital for Gazprom	Morgan Stanley	USD	100	2.180%	02/20/13	2
Merrill Lynch & Co.	Deutsche Bank	USD	1,600	2.200%	06/20/13	57
Merrill Lynch & Co.	Royal Bank of Scotland	USD	800	2.200%	06/20/13	28
Metlife, Inc.	Deutsche Bank	USD	1,500	2.050%	03/20/13	88
Metlife, Inc.	UBS	USD	1,500	2.050%	03/20/13	88
Pitney Bowes	Lehman Brothers	USD	145	(0.220%)	09/20/12	(2)
Prudential	Deutsche Bank	USD	1,500	2.300%	03/20/13	87
Prudential	UBS	USD	1,500	2.300%	03/20/13	87
Russia Government International Bond	Morgan Stanley	USD	100	0.245%	06/20/08	—
Russia Government International Bond	Morgan Stanley	USD	1,000	0.305%	12/20/08	—
Russia Government International Bond	Morgan Stanley	USD	1,000	0.795%	08/20/12	(6)
SLM Corp.	JP Morgan	USD	900	4.300%	03/20/13	18
Wachovia	JP Morgan	USD	2,700	3.020%	03/20/13	237

Total Market Value of Open Credit Default Contracts Premiums Paid (Received) - ($1,575)						(476)

See accompanying notes which are an integral part of the financial statements.

Fixed Income I Fund	119

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	325	AUD	346	05/15/08	1
USD	355	CAD	356	05/07/08	(1)
USD	594	CAD	594	05/07/08	(4)
USD	1,056	CAD	1,063	05/07/08	(1)
USD	354	CAD	356	08/05/08	—
USD	589	CAD	594	08/05/08	1
USD	1,598	EUR	1,006	05/07/08	(28)
USD	2,109	GBP	1,060	05/19/08	(4)
USD	3,058	JPY	324,156	05/07/08	61
USD	54	JPY	5,220	05/12/08	(4)
USD	162	JPY	16,447	05/12/08	(4)
USD	286	JPY	27,744	05/12/08	(19)
USD	3,161	JPY	324,156	08/05/08	(26)
USD	624	KRW	608,560	08/04/08	(18)
USD	324	MXN	3,585	05/06/08	17
USD	1,186	PLN	2,556	05/07/08	(31)
USD	149	RUB	3,526	07/17/08	—
USD	716	SGD	1,011	05/22/08	30
USD	1,925	ZAR	15,330	07/10/08	65
CAD	356	USD	354	05/07/08	—
CAD	594	USD	590	05/07/08	—
CAD	1,063	USD	1,063	05/07/08	8
CAD	1,063	USD	1,055	08/05/08	1
EUR	1,006	USD	1,482	05/07/08	(89)
EUR	967	USD	1,513	05/29/08	5
EUR	1,006	USD	1,592	08/05/08	28
GBP	72	USD	142	05/19/08	(1)
JPY	324,156	USD	3,144	05/07/08	25
JPY	6,939	USD	71	05/12/08	4
JPY	6,940	USD	71	05/12/08	4
JPY	8,013	USD	81	05/12/08	4
JPY	8,019	USD	81	05/12/08	4
JPY	8,028	USD	81	05/12/08	4
JPY	8,030	USD	81	05/12/08	4
JPY	8,033	USD	81	05/12/08	4
JPY	8,116	USD	82	05/12/08	4
JPY	8,823	USD	89	05/12/08	4
JPY	13,981	USD	143	05/12/08	8
KRW	40,096	USD	40	05/30/08	—
MXN	3,585	USD	339	05/06/08	(3)
PLN	2,556	USD	1,038	05/07/08	(117)
PLN	2,556	USD	1,176	08/05/08	30
RUB	3,526	USD	148	07/10/08	—

Total Unrealized Appreciation (Depreciation) onOpen Foreign Currency Exchange Contracts					(34)

See accompanying notes which are an integral part of the financial statements.

120	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Asset-Backed Securities	4.1
Corporate Bonds and Notes	16.1
International Debt	3.5
Mortgage-Backed Securities	59.9
Municipal Bonds	0.2
Non-US Bonds	0.1
United States Government Agencies	2.1
United States Government Treasuries	9.2
Preferred Stocks	0.8
Options Purchased	—	*
Short-Term Investments	18.7
Other Securities	3.6

Total Investments	118.3
Other Assets and Liabilities, Net	(18.3)

	100.0

Futures Contracts	—	*
Options Written	(—	)*
Foreign Currency Exchange Contracts	(—	)*
Interest Rate Swap Contracts	(—	)*
Credit Default Swap Contracts	(—	)*

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Fixed Income I Fund	121

Russell Investment Company

Specialty Funds

Notes to Schedules of Investments — April 30, 2008 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(m)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

122	Notes to Schedules of Investments

Russell Investment Company

Specialty Funds

Notes to Schedules of Investments, continued — April 30, 2008 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Iceland krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	JPY - Japanese yen	SKK - Slovakian koruna
COP - Colombian peso	KES - Kenyan schilling	THB - Thai baht
CRC - Costa Rica colon	KRW - South Korean won	TRY - Turkish lira
CZK - Czech koruna	MXN - Mexican peso	TWD - Taiwanese dollar
DKK - Danish krone	MYR - Malaysian ringgit	USD - United States dollar
EGP - Egyptian pound	NOK - Norwegian krone	VEB - Venezuelan bolivar
EUR - Euro	NZD - New Zealand dollar	VND - Vietnamese dong
GBP - British pound sterling	PEN - Peruvian nouveau sol	ZAR - South African rand

Notes to Schedules of Investments	123

Russell Investment Company

Specialty Funds

Statements of Assets and Liabilities — April 30, 2008 (Unaudited)

Amounts in thousands	Emerging Markets Fund	Real Estate Securities Fund	Short Duration Bond Fund

Assets
Investments, at identified cost	$1,236,168	$2,160,648	$455,159
Investments, at market***	1,699,185	2,613,628	451,332
Cash	7,513	—	93
Cash (restricted)	—	—	655
Foreign currency holdings*	7,613	311	366
Unrealized appreciation on foreign currency exchange contracts	2,718	1	111
Receivables:
Dividends and interest	3,898	1,617	2,623
Dividends from affiliated money market funds	138	163	84
Investments sold	6,845	12,242	18,661
Fund shares sold	3,404	5,523	882
Foreign taxes recoverable	60	—	—
Miscellaneous receivables	10	—	—
From Adviser	—	—	—
Daily variation margin on futures contracts	135	—	110
Prepaid expenses	38	37	19
Interest rate swap contracts, at market value*****	—	—	49
Credit default swap contracts, at market value****	—	—	173

Total assets	1,731,557	2,633,522	475,158

Liabilities
Payables:
Due to Custodian	—	—	—
Investments purchased	5,169	14,779	29,984
Fund shares redeemed	7,244	2,765	591
Accrued fees to affiliates	2,268	2,244	271
Other accrued expenses	597	119	123
Daily variation margin on futures contracts	18	—	64
Deferred tax liability	1,800	—	—
Unrealized depreciation on foreign currency exchange contracts	2,576	1	114
Options written, at market value**	758	—	1,117
Payable upon return of securities loaned	92,300	412,230	5,826
Interest rate swap contracts, at market value*****	—	—	122
Credit default swap contracts, at market value****	—	—	418

Total liabilities	112,730	432,138	38,630

Net Assets	$1,618,827	$2,201,384	$436,528

See accompanying notes which are an integral part of the financial statements.

124	Statements of Assets and Liabilities

Tax Exempt Bond Fund	Tax-Managed Large Cap Fund	Tax-Managed Mid & Small Cap Fund	Select Growth Fund	Select Value Fund	Fixed Income I Fund

$407,498	$540,646	$329,023	$239,888	$444,450	$1,682,775
409,190	647,724	355,843	255,901	440,990	1,657,557
10	—	—	—	—	—
—	—	—	—	—	1,746
—	—	—	—	—	1,233
—	—	—	—	—	316

5,063	449	102	89	424	9,202
34	82	—	20	40	341
198	878	1,163	3,756	4,237	79,170
2,094	2,224	1,155	596	360	1,512
—	—	—	—	—	—
—	—	—	—	—	—
—	—	36	9	—	—
—	18	—	—	—	682
14	—	2	5	5	39
—	—	—	—	—	244
—	—	—	—	—	1,168

416,603	651,375	358,301	260,376	446,056	1,753,210

—	—	404	—	—	2,137
7,340	—	854	4,320	4,029	293,673
345	395	236	145	497	2,894
195	446	291	180	352	501
62	69	60	61	67	195
—	124	44	35	63	121
—	—	—	—	—	—
—	—	—	—	—	350
—	—	—	—	—	256
—	95,319	106,696	63,137	88,743	49,741
—	—	—	—	—	555
—	—	—	—	—	1,644

7,942	96,353	108,585	67,878	93,751	352,067

$408,661	$555,022	$249,716	$192,498	$352,305	$1,401,143

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	125

Russell Investment Company

Specialty Funds

Statements of Assets and Liabilities, continued — April 30, 2008 (Unaudited)

Amounts in thousands	Emerging Markets Fund	Real Estate Securities Fund	Short Duration Bond Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(35,891)	$(1,276)	$1,366
Accumulated net realized gain (loss)	107,005	(62,364)	(12,991)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	461,217	452,980	(3,827)
Futures contracts	400	—	568
Options written	21	—	380
Credit default swaps	—	—	(12)
Interest rate swap contracts	—	—	(102)
Foreign currency-related transactions	147	(2)	3
Shares of beneficial interest	734	521	231
Additional paid-in capital	1,085,194	1,811,525	450,912

Net Assets	$1,618,827	$2,201,384	$436,528

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A******	$22.06	$41.69	$18.90
Maximum offering price per share (Net asset value plus sales charge of 5.75%*******): Class A	$23.41	$44.24	$19.64
Class A — Net assets	$15,626,717	$23,319,134	$4,073,928
Class A — Shares outstanding ($.01 par value)	708,240	559,297	215,527
Net asset value per share: Class C******	$21.15	$40.92	$18.86
Class C — Net assets	$55,975,090	$83,283,936	$17,002,053
Class C — Shares outstanding ($.01 par value)	2,646,913	2,035,267	901,441
Net asset value per share: Class E******	$22.11	$41.77	$18.93
Class E — Net assets	$36,003,895	$50,185,039	$16,867,916
Class E — Shares outstanding ($.01 par value)	1,628,438	1,201,457	891,294
Net asset value per share: Class I******	$—	$—	$—
Class I — Net assets	$—	$—	$—
Class I — Shares outstanding ($.01 par value)	—	—	—
Net asset value per share: Class S******	$22.09	$42.31	$18.90
Class S — Net assets	$1,511,221,086	$2,044,595,872	$398,584,341
Class S — Shares outstanding ($.01 par value)	68,398,975	48,324,977	21,092,431
Net asset value per share: Class Y******
Class Y — Net assets
Class Y — Shares outstanding ($.01 par value)
Amounts in thousands
* Foreign currency holdings - cost	$7,645	$310	$361
** Premiums received on options written	$779	$—	$1,497
*** Securities on loan included in investments	$89,997	$396,977	$5,668
**** Credit default swap contracts - premiums paid (received)	$—	$—	$(233)
***** Interest rate swap contracts - premiums paid (received)	$—	$—	$29
****** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
******* Short Duration Bond Fund’s maximum sale charge is 3.75%.

See accompanying notes which are an integral part of the financial statements.

126	Statements of Assets and Liabilities

Tax Exempt Bond Fund	Tax-Managed Large Cap Fund	Tax-Managed Mid & Small Cap Fund	Select Growth Fund	Select Value Fund	Fixed Income I Fund

$1,135	$932	$295	$180	$288	$4,974
(4,999)	(58,448)	(3,894)	(5,210)	(19,622)	(2,032)

1,692	107,078	26,820	16,013	(3,460)	(25,218)
—	1,635	1,069	210	488	692
—	—	—	—	—	414
—	—	—	—	—	1,099
—	—	—	—	—	(140)
—	—	—	—	—	(33)
191	269	191	228	372	678
410,642	503,556	225,235	181,077	374,239	1,420,709

$408,661	$555,022	$249,716	$192,498	$352,305	$1,401,143

$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
—	—	—	—	—	—
$21.31	$20.07	$11.98	$7.76	$9.26	$20.63
$17,322,573	$21,654,513	$13,250,939	$10,560,895	$20,419,409	$36,564,004
812,920	1,078,813	1,105,970	1,360,949	2,205,203	1,771,949
$21.37	$20.60	$12.87	$8.29	$9.48	$20.65
$19,924,698	$17,482,383	$3,627,616	$7,850,669	$11,657,301	$59,769,942
932,252	848,764	281,908	946,946	1,229,908	2,894,098
$—	$—	$—	$8.54	$9.51	$20.65
$—	$—	$—	$101,241,121	$106,333,563	$575,060,468
—	—	—	11,856,960	11,180,922	27,851,186
$21.34	$20.68	$13.11	$8.45	$9.48	$20.65
$371,413,811	$515,885,034	$232,837,911	$72,845,367	$213,894,976	$177,414,450
17,403,039	24,950,736	17,755,010	8,619,107	22,556,606	8,593,335
$—	$—	$—	$—	$—	$20.66
$—	$—	$—	$—	$—	$552,334,612
—	—	—	—	—	26,739,098

$—	$—	$—	$—	$—	$1,236
$—	$—	$—	$—	$—	$670
$—	$92,156	$104,070	$63,495	$89,487	$48,839
$—	$—	$—	$—	$—	$(1,575)
$—	$—	$—	$—	$—	$(171)

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	127

Russell Investment Company

Specialty Funds

Statements of Operations — For the Period Ended April 30, 2008 (Unaudited)

Amounts in thousands	Emerging Markets Fund	Real Estate Securities Fund

Investment Income
Dividends	$33,354	$30,691
Dividends from affiliated money market funds	127	1,507
Interest	861	1
Securities lending income	115	1,179
Less foreign taxes withheld	(1,327)	—

Total investment income	33,130	33,378

Expenses
Advisory fees	9,262	8,202
Administrative fees	403	513
Custodian fees	1,587	246
Distribution fees - Class A	13	19
Distribution fees - Class C	213	305
Transfer agent fees	1,812	1,838
Transfer agent fees - Class C	—	—
Transfer agent fees - Class E	—	—
Transfer agent fees - Class I	—	—
Transfer agent fees - Class S	—	—
Transfer agent fees - Class Y	—	—
Professional fees	60	46
Registration fees	52	66
Shareholder servicing fees - Class C	71	102
Shareholder servicing fees - Class E	44	56
Trustees’ fees	16	20
Printing fees	48	55
Offering fees	4	4
Miscellaneous	18	22

Expenses before reductions	13,603	11,494
Expense reductions	(18)	(2)

Net expenses	13,585	11,492

Net investment income (loss)	19,545	21,886

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	115,809	(38,678)
Futures contracts	(4,909)	—
Options written	(850)	—
Credit default swap contracts	—	—
Interest rate swap contracts	—	—
Foreign currency-related transactions	418	(87)

Net realized gain (loss)	110,468	(38,765)

Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	(299,848)	(136,713)
Futures contracts	(579)	—
Options written	41	—
Credit default swap contracts	—	—
Interest rate swap contracts	—	—
Foreign currency-related transactions	(2,659)	(31)

Net change in unrealized appreciation (depreciation)	(303,045)	(136,744)

Net realized and unrealized gain (loss)	(192,577)	(175,509)

Net Increase (Decrease) in Net Assets from Operations	$(173,032)	$(153,623)

See accompanying notes which are an integral part of the financial statements.

128	Statements of Operations

Short Duration Bond Fund	Tax Exempt Bond Fund	Tax-Managed Large Cap Fund	Tax-Managed Mid & Small Cap Fund	Select Growth Fund	Select Value Fund	Fixed Income I Fund

$156	$—	$4,170	$1,496	$892	$4,140	$223
466	185	690	37	178	362	1,881
10,219	7,736	26	345	13	24	37,559
22	—	282	79	213	299	752
—	—	—	—	—	—	—

10,863	7,921	5,168	1,957	1,296	4,825	40,415

1,017	562	1,923	1,210	775	1,292	1,910
113	94	137	62	48	92	382
143	73	108	97	101	99	394
3	—	—	—	—	—	—
61	56	78	48	39	80	135
226	187	275	222	—	—	—
—	—	—	—	13	27	45
—	—	—	—	5	10	15
—	—	—	—	26	56	163
—	—	—	—	81	281	180
—	—	—	—	—	—	13
31	23	23	21	21	27	47
36	38	24	24	28	33	71
20	19	26	16	13	27	45
21	25	20	4	9	14	73
5	4	6	3	2	4	16
7	7	12	4	7	9	25
4	—	—	—	—	—	—
5	4	6	2	7	4	13

1,692	1,092	2,638	1,713	1,175	2,055	3,527
(8)	(1)	(1)	(102)	(59)	(1)	(230)

1,684	1,091	2,637	1,611	1,116	2,054	3,297

9,179	6,830	2,531	346	180	2,771	37,118

4,686	(2,129)	(5,284)	(65)	(2,008)	(11,561)	6,155
3,903	—	(4,721)	(2,761)	(1,518)	(3,097)	9,035
(2,454)	—	—	—	—	—	707
191	—	—	—	—	—	61
126	—	—	—	—	—	1,772
(25)	—	—	—	—	1	438

6,427	(2,129)	(10,005)	(2,826)	(3,526)	(14,657)	18,168

(3,083)	1,730	(63,235)	(31,783)	(19,557)	(45,274)	(21,743)
(100)	—	224	258	(126)	343	(1,701)
569	—	—	—	—	—	(303)
(105)	—	—	—	—	—	1,604
(82)	—	—	—	—	—	(365)
(1)	—	—	—	—	—	(655)

(2,802)	1,730	(63,011)	(31,525)	(19,683)	(44,931)	(23,163)

3,625	(399)	(73,016)	(34,351)	(23,209)	(59,588)	(4,995)

$12,804	$6,431	$(70,485)	$(34,005)	$(23,029)	$(56,817)	$32,123

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	129

Russell Investment Company

Specialty Funds

Statements of Changes in Net Assets

	Emerging Markets Fund
Amounts in thousands	Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$19,545	$12,977
Net realized gain (loss)	110,468	324,329
Net change in unrealized appreciation (depreciation)	(303,045)	430,567

Net increase (decrease) in net assets from operations	(173,032)	767,873

Distributions
From net investment income
Class A	(267)	—
Class C	(1,083)	(540)
Class E	(913)	(518)
Class I	—	—
Class S	(42,183)	(23,139)
Class Y	—	—
From net realized gain
Class A	(1,907)	—
Class C	(11,521)	(6,471)
Class E	(6,986)	(3,838)
Class I	—	—
Class S	(295,257)	(151,400)

Net decrease in net assets from distributions	(360,117)	(185,906)

Share Transactions
Net increase (decrease) in net assets from share transactions	279,428	125,659

Total Net Increase (Decrease) in Net Assets	(253,721)	707,626

Net Assets
Beginning of period	1,872,548	1,164,922

End of period	$1,618,827	$1,872,548

Undistributed (overdistributed) net investment income included in net assets	$(35,891)	$(10,990)

See accompanying notes which are an integral part of the financial statements.

130	Statements of Changes in Net Assets

Real Estate Securities Fund		Short Duration Bond Fund		Tax Exempt Bond Fund		Tax-Managed Large Cap Fund
Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

$21,886	$28,721	$9,179	$29,986	$6,830	$12,165	$2,531	$3,579
(38,765)	241,068	6,427	(2,814)	(2,129)	(1,193)	(10,005)	30,493
(136,744)	(229,075)	(2,802)	7,087	1,730	(3,805)	(63,011)	53,439

(153,623)	40,714	12,804	34,259	6,431	7,167	(70,485)	87,511

(203)	(49)	(68)	(32)	—	—	—	—
(547)	(711)	(281)	(623)	(192)	(334)	—	—
(492)	(725)	(349)	(841)	(350)	(553)	(82)	(73)
—	—	—	—	—	—	—	—
(22,795)	(29,653)	(9,031)	(31,025)	(6,336)	(11,045)	(4,031)	(3,672)
—	—	—	—	—	—	—	—

(1,820)	—	—	—	—	—	—	—
(10,840)	(9,460)	—	—	—	—	—	—
(5,638)	(5,015)	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(237,975)	(159,326)	—	—	—	—	—	—

(280,310)	(204,939)	(9,729)	(32,521)	(6,878)	(11,932)	(4,113)	(3,745)

350,603	375,519	(36,781)	687,090	40,669	75,142	18,899	37,115

(83,330)	211,294	(33,706)	(685,352)	40,222	70,377	(55,699)	120,881

2,284,714	2,073,420	470,234	1,155,586	368,439	298,062	610,721	489,840

$2,201,384	$2,284,714	$436,528	$470,234	$408,661	$368,439	$555,022	$610,721

$(1,276)	$875	$1,366	$1,916	$1,135	$1,183	$932	$2,514

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	131

Russell Investment Company

Specialty Funds

Statements of Changes in Net Assets, continued

	Tax-Managed Mid & Small Cap Fund
Amounts in thousands	Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$346	$23
Net realized gain (loss)	(2,826)	21,285
Net change in unrealized appreciation (depreciation)	(31,525)	17,086

Net increase (decrease) in net assets from operations	(34,005)	38,394

Distributions
From net investment income
Class A	—	—
Class C	—	—
Class E	—	—
Class I	—	—
Class S	(94)	—
Class Y	—	—
From net realized gain
Class A	—	—
Class C	(1,169)	(186)
Class E	(276)	(36)
Class I	—	—
Class S	(19,428)	(2,860)

Net decrease in net assets from distributions	(20,967)	(3,082)

Share Transactions
Net increase (decrease) in net assets from share transactions	21,139	35,657

Total Net Increase (Decrease) in Net Assets	(33,833)	70,969

Net Assets
Beginning of period	283,549	212,580

End of period	$249,716	$283,549

Undistributed (overdistributed) net investment income included in net assets	$295	$43

See accompanying notes which are an integral part of the financial statements.

132	Statements of Changes in Net Assets

Select Growth Fund		Select Value Fund		Fixed Income I Fund
Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

$180	$(96)	$2,771	$4,870	$37,118	$68,814
(3,526)	18,896	(14,657)	69,714	18,168	(358)
(19,683)	13,648	(44,931)	(28,922)	(23,163)	(3,507)

(23,029)	32,448	(56,817)	45,662	32,123	64,949

—	—	—	—	—	—
—	—	(57)	(43)	(740)	—
—	—	(79)	(98)	(1,495)	(1,579)
—	—	(866)	(1,637)	(16,144)	(37,229)
—	—	(1,743)	(2,899)	(4,972)	—
—	—	—	—	(15,167)	(29,369)

—	—	—	—	—	—
(515)	—	(3,872)	(1,561)	—	—
(323)	—	(1,962)	(649)	—	—
(4,846)	—	(19,387)	(7,736)	—	—
(3,359)	—	(40,157)	(15,104)	—	—

(9,043)	—	(68,123)	(29,727)	(38,518)	(68,177)

12,311	1,071	26,890	12,301	(208,143)	207,108

(19,761)	33,519	(98,050)	28,236	(214,538)	203,880

212,259	178,740	450,355	422,119	1,615,681	1,411,801

$192,498	$212,259	$352,305	$450,355	$1,401,143	$1,615,681

$180	$—	$288	$262	$4,974	$6,374

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	133

Russell Investment Company

Specialty Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Emerging Markets Fund
Class A
April 30, 2008*	30.85	.23		(3.07)	(2.84)	(.73)	(5.22)
October 31, 2007(1)	20.50	.14		10.21	10.35	—	—
Class C
April 30, 2008*	29.66	.16		(2.96)	(2.80)	(.49)	(5.22)
October 31, 2007	21.17	(.02)		11.80	11.78	(.25)	(3.04)
October 31, 2006	16.73	.01		5.14	5.15	(.28)	(.43)
October 31, 2005	12.52	.04		4.22	4.26	(.05)	—
October 31, 2004	10.68	—	(d)	2.08	2.08	(.24)	—
October 31, 2003	7.22	.02		3.44	3.46	—	—
Class E
April 30, 2008*	30.84	.25		(3.08)	(2.83)	(.68)	(5.22)
October 31, 2007	21.89	.16		12.24	12.40	(.41)	(3.04)
October 31, 2006	17.25	.17		5.29	5.46	(.39)	(.43)
October 31, 2005	12.93	.16		4.34	4.50	(.18)	—
October 31, 2004	10.98	.09		2.15	2.24	(.29)	—
October 31, 2003	7.41	.09		3.49	3.58	(.01)	—
Class S
April 30, 2008*	30.86	.28		(3.09)	(2.81)	(.74)	(5.22)
October 31, 2007	21.91	.22		12.23	12.45	(.46)	(3.04)
October 31, 2006	17.25	.21		5.31	5.52	(.43)	(.43)
October 31, 2005	12.94	.20		4.34	4.54	(.23)	—
October 31, 2004	10.98	.12		2.15	2.27	(.31)	—
October 31, 2003	7.43	.11		3.48	3.59	(.04)	—

See accompanying notes which are an integral part of the financial statements.

134	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	(%) Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(5.95)	22.06	(9.25)	15,627	1.89	1.90	3.07	25
—	30.85	50.49	3,537	1.88	1.89	.86	67

(5.71)	21.15	(9.57)	55,975	2.64	2.65	1.45	25
(3.29)	29.66	63.90	66,707	2.63	2.64	(.07)	67
(.71)	21.17	31.63	44,977	2.68	2.68	.07	69
(.05)	16.73	33.98	33,961	2.74	2.76	.29	72
(.24)	12.52	20.04	20,467	2.83	2.87	.02	82
—	10.68	47.58	12,306	3.09	3.09	.19	95

(5.90)	22.11	(9.22)	36,004	1.89	1.90	2.19	25
(3.45)	30.84	65.17	41,911	1.88	1.89	.68	67
(.82)	21.89	32.64	27,862	1.93	1.93	.83	69
(.18)	17.25	34.94	18,855	1.99	2.01	1.02	72
(.29)	12.93	20.88	14,169	2.07	2.12	.75	82
(.01)	10.98	48.39	9,598	2.36	2.37	1.02	95

(5.96)	22.09	(9.12)	1,511,221	1.64	1.65	2.47	25
(3.50)	30.86	65.53	1,760,393	1.63	1.64	.94	67
(.86)	21.91	33.04	1,092,083	1.68	1.68	1.06	69
(.23)	17.25	35.27	794,086	1.73	1.76	1.30	72
(.31)	12.94	21.22	549,626	1.83	1.87	1.00	82
(.04)	10.98	48.27	386,560	2.11	2.11	1.30	95

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	135

Russell Investment Company

Specialty Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Real Estate Securities Fund
Class A
April 30, 2008*	52.29	.40	(4.78)	(4.38)	(.45)	(5.77)
October 31, 2007(1)	57.37	.11	(4.50)	(4.39)	(.69)	—
Class C
April 30, 2008*	51.42	.24	(4.70)	(4.46)	(.27)	(5.77)
October 31, 2007	56.11	.20	.27	.47	(.34)	(4.82)
October 31, 2006	46.08	.22	15.14	15.36	(.35)	(4.98)
October 31, 2005	43.10	.42	6.66	7.08	(.43)	(3.67)
October 31, 2004	33.94	.46	9.92	10.38	(1.21)	(.01)
October 31, 2003	26.52	1.11	7.53	8.64	(1.11)	(.11)
Class E
April 30, 2008*	52.36	.39	(4.77)	(4.38)	(.44)	(5.77)
October 31, 2007	56.95	.62	.28	.90	(.67)	(4.82)
October 31, 2006	46.62	.59	15.36	15.95	(.64)	(4.98)
October 31, 2005	43.55	.76	6.74	7.50	(.76)	(3.67)
October 31, 2004	34.24	.75	10.04	10.79	(1.47)	(.01)
October 31, 2003	26.72	1.34	7.60	8.94	(1.31)	(.11)
Class S
April 30, 2008*	52.94	.45	(4.82)	(4.37)	(.49)	(5.77)
October 31, 2007	57.53	.75	.28	1.03	(.80)	(4.82)
October 31, 2006	47.03	.73	15.51	16.24	(.76)	(4.98)
October 31, 2005	43.90	.88	6.79	7.67	(.87)	(3.67)
October 31, 2004	34.51	.87	10.09	10.96	(1.56)	(.01)
October 31, 2003	26.89	1.42	7.67	9.09	(1.36)	(.11)

See accompanying notes which are an integral part of the financial statements.

136	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	(%) Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(6.22)	41.69	(7.48)	23,319	1.32	1.32	2.00	29
(.69)	52.29	(7.70)	7,868	1.32	1.33	.35	70

(6.04)	40.92	(7.81)	83,284	2.07	2.07	1.18	29
(5.16)	51.42	.56	98,745	2.07	2.08	.38	70
(5.33)	56.11	36.63	110,287	2.07	2.08	.45	49
(4.10)	46.08	17.22	81,876	2.10	2.10	.95	64
(1.22)	43.10	30.97	61,089	2.12	2.12	1.20	38
(1.22)	33.94	33.23	32,784	2.20	2.30	3.67	46

(6.21)	41.77	(7.48)	50,185	1.32	1.32	1.92	29
(5.49)	52.36	1.33	51,299	1.32	1.33	1.13	70
(5.62)	56.95	37.65	59,768	1.32	1.32	1.19	49
(4.43)	46.62	18.09	40,296	1.35	1.35	1.71	64
(1.48)	43.55	32.00	29,436	1.37	1.37	1.95	38
(1.42)	34.24	34.21	16,651	1.43	1.62	4.46	46

(6.26)	42.31	(7.36)	2,044,596	1.07	1.07	2.17	29
(5.62)	52.94	1.57	2,126,802	1.07	1.08	1.38	70
(5.74)	57.53	38.04	1,903,365	1.07	1.07	1.46	49
(4.54)	47.03	18.35	1,434,109	1.10	1.10	1.95	64
(1.57)	43.90	32.30	1,171,513	1.11	1.11	2.23	38
(1.47)	34.51	34.58	830,448	1.18	1.18	4.66	46

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	137

Russell Investment Company

Specialty Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Short Duration Bond Fund
Class A
April 30, 2008*	18.81	.36	.13	.49	(.40)	—
October 31, 2007(1)	18.71	.49	.09	.58	(.48)	—
Class C
April 30, 2008*	18.76	.29	.13	.42	(.32)	—
October 31, 2007	18.66	.59	.14	.73	(.63)	—
October 31, 2006	18.63	.50	.03	.53	(.50)	—
October 31, 2005	19.04	.31	(.40)	(.09)	(.31)	(.01)
October 31, 2004	19.01	.19	(.01)	.18	(.15)	—
October 31, 2003	18.98	.31	.06	.37	(.34)	—
Class E
April 30, 2008*	18.82	.36	.14	.50	(.39)	—
October 31, 2007	18.73	.72	.14	.86	(.77)	—
October 31, 2006	18.70	.65	.03	.68	(.65)	—
October 31, 2005	19.10	.46	(.41)	.05	(.44)	(.01)
October 31, 2004	19.08	.34	(.01)	.33	(.31)	—
October 31, 2003	19.04	.48	.03	.51	(.47)	—
Class S
April 30, 2008*	18.79	.39	.14	.53	(.42)	—
October 31, 2007	18.70	.75	.16	.91	(.82)	—
October 31, 2006	18.67	.69	.03	.72	(.69)	—
October 31, 2005	19.07	.51	(.41)	.10	(.49)	(.01)
October 31, 2004	19.05	.38	(.01)	.37	(.35)	—
October 31, 2003	19.01	.52	.03	.55	(.51)	—
Tax Exempt Bond Fund
Class C
April 30, 2008*	21.31	.29	(.01)	.28	(.28)	—
October 31, 2007	21.63	.58	(.32)	.26	(.58)	—
October 31, 2006	21.45	.57	.17	.74	(.56)	—
October 31, 2005	22.03	.51	(.61)	(.10)	(.48)	—
October 31, 2004	21.99	.53	.04	.57	(.53)	—
October 31, 2003	21.94	.58	.07	.65	(.60)	—
Class E
April 30, 2008*	21.38	.37	(.01)	.36	(.37)	—
October 31, 2007	21.70	.76	(.34)	.42	(.74)	—
October 31, 2006	21.52	.73	.17	.90	(.72)	—
October 31, 2005	22.10	.67	(.60)	.07	(.65)	—
October 31, 2004	22.06	.69	.04	.73	(.69)	—
October 31, 2003	21.99	.75	.06	.81	(.74)	—
Class S
April 30, 2008*	21.36	.39	(.01)	.38	(.40)	—
October 31, 2007	21.67	.80	(.32)	.48	(.79)	—
October 31, 2006	21.49	.79	.16	.95	(.77)	—
October 31, 2005	22.07	.72	(.60)	.12	(.70)	—
October 31, 2004	22.03	.75	.03	.78	(.74)	—
October 31, 2003	21.96	.80	.07	.87	(.80)	—

See accompanying notes which are an integral part of the financial statements.

138	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	(%) Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.40)	18.90	2.63	4,074.95		.95	3.85	90
(.48)	18.81	3.16	1,363.92		.93	3.92	173

(.32)	18.86	2.27	17,002	1.70	1.70	3.12	90
(.63)	18.76	3.98	16,075	1.67	1.68	3.18	173
(.50)	18.66	2.89	21,840	1.65	1.66	2.71	112
(.32)	18.63	(.50)	30,290	1.65	1.66	1.65	203
(.15)	19.04	.97	38,427	1.63	1.66	1.00	132
(.34)	19.01	1.97	41,644	1.56	1.72	1.63	188

(.39)	18.93	2.64	16,868.95		.95	3.88	90
(.77)	18.82	4.72	17,092.92		.93	3.95	173
(.65)	18.73	3.69	26,800.90		.91	3.49	112
(.45)	18.70	.25	24,851.90		.91	2.43	203
(.31)	19.10	1.74	23,181.88		.91	1.76	132
(.47)	19.08	2.70	20,274.80		.97	2.52	188

(.42)	18.90	2.83	398,584.70		.70	4.13	90
(.82)	18.79	4.99	435,704.67		.68	4.20	173
(.69)	18.70	3.95	1,106,946.65		.65	3.73	112
(.50)	18.67	.51	1,158,439.65		.66	2.67	203
(.35)	19.07	1.98	1,135,332.63		.66	2.01	132
(.51)	19.05	2.95	958,064.56		.72	2.70	188

(.28)	21.31	1.32	17,322	1.53	1.53	2.70	29
(.58)	21.31	1.21	12,722	1.55	1.55	2.72	72
(.56)	21.63	3.50	11,819	1.56	1.56	2.66	63
(.48)	21.45	(.46)	10,493	1.53	1.53	2.31	43
(.53)	22.03	2.62	10,611	1.53	1.53	2.39	37
(.60)	21.99	2.98	8,701	1.56	1.56	2.62	37

(.37)	21.37	1.70	19,925.78		.78	3.46	29
(.74)	21.38	1.96	19,442.80		.80	3.48	72
(.72)	21.70	4.26	11,805.80		.81	3.41	63
(.65)	21.52	.31	8,572.78		.78	3.07	43
(.69)	22.10	3.38	6,488.78		.78	3.14	37
(.74)	22.06	3.75	5,849.81		.81	3.37	37

(.40)	21.34	1.80	371,414.53		.53	3.71	29
(.79)	21.36	2.26	336,275.55		.55	3.72	72
(.77)	21.67	4.53	274,438.55		.56	3.66	63
(.70)	21.49	.55	228,604.53		.53	3.31	43
(.74)	22.07	3.64	185,587.53		.53	3.39	37
(.80)	22.03	4.01	144,402.56		.56	3.62	37

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	139

Russell Investment Company

Specialty Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Tax-Managed Large Cap Fund
Class C
April 30, 2008*	22.78	(.01)	(2.70)	(2.71)	—	—
October 31, 2007	19.62	(.06)	3.22	3.16	—	—
October 31, 2006	17.68	(.02)	1.96	1.94	—	—
October 31, 2005	16.55	.01	1.14	1.15	(.02)	—
October 31, 2004	15.02	(.06)	1.59	1.53	—	—
October 31, 2003	12.61	(.04)	2.45	2.41	—	—
Class E
April 30, 2008*	23.41	.07	(2.77)	(2.70)	(.11)	—
October 31, 2007	20.12	.10	3.31	3.41	(.12)	—
October 31, 2006	18.09	.11	2.02	2.13	(.10)	—
October 31, 2005	16.93	.15	1.15	1.30	(.14)	—
October 31, 2004	15.30	.06	1.63	1.69	(.06)	—
October 31, 2003	12.83	.06	2.50	2.56	(.09)	—
Class S
April 30, 2008*	23.52	.10	(2.78)	(2.68)	(.16)	—
October 31, 2007	20.21	.15	3.32	3.47	(.16)	—
October 31, 2006	18.16	.17	2.02	2.19	(.14)	—
October 31, 2005	16.99	.20	1.15	1.35	(.18)	—
October 31, 2004	15.34	.10	1.63	1.73	(.08)	—
October 31, 2003	12.87	.10	2.48	2.58	(.11)	—
Tax-Managed Mid & Small Cap Fund
Class C
April 30, 2008*	15.07	(.04)	(1.83)	(1.87)	—	(1.22)
October 31, 2007	13.22	(.13)	2.18	2.05	—	(.20)
October 31, 2006	11.59	(.14)	1.77	1.63	—	—
October 31, 2005	10.17	(.12)	1.54	1.42	—	—
October 31, 2004	9.33	(.13)	.97	.84	—	—
October 31, 2003	7.12	(.08)	2.29	2.21	—	—
Class E
April 30, 2008*	16.03	.01	(1.95)	(1.94)	—	(1.22)
October 31, 2007	13.93	(.03)	2.33	2.30	—	(.20)
October 31, 2006	12.13	(.05)	1.85	1.80	—	—
October 31, 2005	10.56	(.04)	1.61	1.57	—	—
October 31, 2004	9.62	(.06)	1.00	.94	—	—
October 31, 2003	7.28	(.02)	2.36	2.34	—	—
Class S
April 30, 2008*	16.30	.02	(1.98)	(1.96)	(.01)	(1.22)
October 31, 2007	14.13	.01	2.36	2.37	—	(.20)
October 31, 2006	12.27	(.01)	1.87	1.86	—	—
October 31, 2005	10.65	(.01)	1.63	1.62	—	—
October 31, 2004	9.68	(.03)	1.00	.97	—	—
October 31, 2003	7.31	— (d)	2.37	2.37	—	—

See accompanying notes which are an integral part of the financial statements.

140	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	(%) Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

—	20.07	(11.90)	21,655	1.91	1.91	(.05)	26
—	22.78	16.11	21,692	1.92	1.92	(.30)	50
—	19.62	10.97	19,112	1.92	1.92	(.13)	61
(.02)	17.68	6.94	16,955	1.91	1.91	.08	43
—	16.55	10.19	13,304	1.92	1.92	(.38)	32
—	15.02	19.11	10,022	1.94	1.94	(.30)	127

(.11)	20.60	(11.56)	17,482	1.16	1.16	.71	26
(.12)	23.41	17.01	16,891	1.17	1.17	.45	50
(.10)	20.12	11.82	12,726	1.17	1.17	.60	61
(.14)	18.09	7.72	8,695	1.16	1.16	.84	43
(.06)	16.93	11.05	5,991	1.17	1.17	.37	32
(.09)	15.30	20.04	4,743	1.19	1.19	.46	127

(.16)	20.68	(11.42)	515,885.91		.91	.97	26
(.16)	23.52	17.28	572,139.92		.92	.70	50
(.14)	20.21	12.12	458,002.92		.92	.87	61
(.18)	18.16	7.98	386,605.90		.91	1.12	43
(.08)	16.99	11.33	342,640.92		.92	.62	32
(.11)	15.34	20.24	307,458.94		.94	.71	127

(1.22)	11.98	(12.84)	13,251	2.25	2.33	(.67)	37
(.20)	15.07	15.70	14,088	2.25	2.30	(.93)	57
—	13.22	14.06	11,975	2.25	2.35	(1.09)	54
—	11.59	13.96	9,295	2.24	2.37	(1.06)	58
—	10.17	9.00	6,041	2.25	2.34	(1.33)	203
—	9.33	31.04	5,025	2.25	2.49	(1.06)	82

(1.22)	12.87	(12.49)	3,627	1.50	1.58	.09	37
(.20)	16.03	16.70	3,654	1.50	1.55	(.19)	57
—	13.93	14.84	2,523	1.50	1.60	(.34)	54
—	12.13	14.87	1,663	1.48	1.62	(.32)	58
—	10.56	9.77	1,279	1.50	1.59	(.58)	203
—	9.62	32.14	850	1.50	1.74	(.31)	82

(1.23)	13.11	(12.42)	232,838	1.25	1.33	.33	37
(.20)	16.30	16.97	265,807	1.25	1.30	.07	57
—	14.13	15.16	198,081	1.25	1.35	(.09)	54
—	12.27	15.21	156,596	1.22	1.38	(.06)	58
—	10.65	10.02	123,045	1.25	1.34	(.32)	203
—	9.68	32.42	106,738	1.25	1.49	(.06)	82

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	141

Russell Investment Company

Specialty Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income		$ Distributions from Net Realized Gain
Select Growth Fund
Class C
April 30, 2008*	9.17	(.04)	(.96)	(1.00)	—		(.41)
October 31, 2007	7.84	(.09)	1.42	1.33	—		—
October 31, 2006	7.45	(.09)	.48	.39	—		—
October 31, 2005	6.85	(.08)	.68	.60	—		—
October 31, 2004	6.85	(.11)	.11	—	—		—
October 31, 2003	5.23	(.09)	1.71	1.62	—		—
Class E
April 30, 2008*	9.72	—	(1.02)	(1.02)	—		(.41)
October 31, 2007	8.25	(.02)	1.49	1.47	—		—
October 31, 2006	7.76	(.03)	.52	.49	—		—
October 31, 2005	7.08	(.01)	.69	.68	—		—
October 31, 2004	7.03	(.05)	.10	.05	—		—
October 31, 2003	5.31	(.04)	1.76	1.72	—		—
Class I
April 30, 2008*	9.98	.02	(1.05)	(1.03)	—		(.41)
October 31, 2007	8.44	.01	1.53	1.54	—		—
October 31, 2006	7.91	.01	.52	.53	—	(d)	—
October 31, 2005	7.19	.01	.71	.72	—		—
October 31, 2004	7.10	(.02)	.11	.09	—		—
October 31, 2003	5.35	(.02)	1.77	1.75	—		—
Class S
April 30, 2008*	9.89	.01	(1.04)	(1.03)	—		(.41)
October 31, 2007	8.38	(.01)	1.52	1.51	—		—
October 31, 2006	7.87	(.01)	.52	.51	—		—
October 31, 2005	7.15	— (d)	.72	.72	—		—
October 31, 2004	7.08	(.03)	.10	.07	—		—
October 31, 2003	5.34	(.02)	1.76	1.74	—		—

See accompanying notes which are an integral part of the financial statements.

142	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	(%) Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.41)	7.76	(11.21)	10,561	2.23	2.27	(.90)	57
—	9.17	16.96	11,204	2.23	2.27	(1.14)	139
—	7.84	5.23	9,764	2.22	2.27	(1.20)	148
—	7.45	8.76	8,149	2.23	2.32	(1.15)	128
—	6.85	(.15)	5,942	2.25	2.50	(1.53)	134
—	6.85	31.17	3,265	2.20	2.74	(1.57)	150

(.41)	8.29	(10.77)	7,851	1.38	1.42	(.04)	57
—	9.72	17.82	7,104	1.37	1.41	(.28)	139
—	8.25	6.31	6,590	1.36	1.42	(.34)	148
—	7.76	9.60	4,255	1.28	1.40	(.15)	128
—	7.08	.71	5,749	1.36	1.54	(.65)	134
—	7.03	32.39	4,865	1.26	1.79	(.62)	150

(.41)	8.54	(10.59)	101,241.99		1.07	.35	57
—	9.98	18.25	113,989	1.00	1.06	.09	139
—	8.44	6.75	90,953.95		1.13	.07	148
—	7.91	10.17	112,112.92		1.08	.12	128
—	7.19	1.13	60,006.95		1.20	(.23)	134
—	7.10	32.71	32,003.93		1.58	(.31)	150

(.41)	8.45	(10.78)	72,845	1.20	1.24	.13	57
—	9.89	18.02	79,962	1.16	1.20	(.07)	139
—	8.38	6.48	71,433	1.15	1.21	(.13)	148
—	7.87	10.07	57,324	1.06	1.18	.04	128
—	7.15	.99	51,569	1.09	1.27	(.38)	134
—	7.08	32.58	42,421	1.03	1.56	(.40)	150

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	143

Russell Investment Company

Specialty Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Select Value Fund
Class C
April 30, 2008*	12.84	.03	(1.63)	(1.60)	(.03)	(1.95)
October 31, 2007	12.44	.01	1.16	1.17	(.02)	(.75)
October 31, 2006	11.27	.01	1.83	1.84	(.03)	(.64)
October 31, 2005	10.15	(.02)	1.16	1.14	(.01)	(.01)
October 31, 2004	8.97	(.03)	1.22	1.19	(.01)	—
October 31, 2003	7.41	(.01)	1.58	1.57	(.01)	—
Class E
April 30, 2008*	13.10	.07	(1.66)	(1.59)	(.08)	(1.95)
October 31, 2007	12.66	.11	1.19	1.30	(.11)	(.75)
October 31, 2006	11.43	.11	1.87	1.98	(.11)	(.64)
October 31, 2005	10.28	.09	1.16	1.25	(.09)	(.01)
October 31, 2004	9.05	.05	1.23	1.28	(.05)	—
October 31, 2003	7.46	.06	1.58	1.64	(.05)	—
Class I
April 30, 2008*	13.13	.08	(1.66)	(1.58)	(.09)	(1.95)
October 31, 2007	12.69	.16	1.18	1.34	(.15)	(.75)
October 31, 2006	11.46	.15	1.87	2.02	(.15)	(.64)
October 31, 2005	10.30	.13	1.17	1.30	(.13)	(.01)
October 31, 2004	9.07	.10	1.22	1.32	(.09)	—
October 31, 2003	7.46	.08	1.61	1.69	(.08)	—
Class S
April 30, 2008*	13.10	.08	(1.67)	(1.59)	(.08)	(1.95)
October 31, 2007	12.67	.14	1.17	1.31	(.14)	(.75)
October 31, 2006	11.44	.13	1.87	2.00	(.13)	(.64)
October 31, 2005	10.29	.11	1.16	1.27	(.11)	(.01)
October 31, 2004	9.05	.08	1.24	1.32	(.08)	—
October 31, 2003	7.45	.07	1.60	1.67	(.07)	—

See accompanying notes which are an integral part of the financial statements.

144	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	(%) Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(1.98)	9.26	(13.23)	20,419	2.10	2.10	.51	75
(.77)	12.84	9.73	25,688	2.09	2.09	.06	128
(.67)	12.44	17.01	26,168	2.11	2.11	.08	87
(.02)	11.27	11.23	21,228	2.18	2.20	(.18)	85
(.01)	10.15	13.24	16,834	2.25	2.32	(.31)	96
(.01)	8.97	21.19	9,972	2.15	2.42	(.12)	106

(2.03)	9.48	(12.88)	11,657	1.27	1.27	1.32	75
(.86)	13.10	10.64	10,774	1.27	1.27	.88	128
(.75)	12.66	18.15	10,871	1.27	1.27	.91	87
(.10)	11.43	12.14	8,770	1.25	1.30	.78	85
(.05)	10.28	14.31	9,167	1.39	1.39	.55	96
(.05)	9.05	22.01	7,778	1.21	1.48	.77	106

(2.04)	9.51	(12.71)	106,334.95		.95	1.68	75
(.90)	13.13	10.97	139,538.94		.94	1.21	128
(.79)	12.69	18.47	131,494.94		.94	1.26	87
(.14)	11.46	12.63	135,759.86		.91	1.14	85
(.09)	10.30	14.77	102,397.95		.95	1.00	96
(.08)	9.07	22.60	74,600.90		1.23	1.12	106

(2.03)	9.48	(12.82)	213,895	1.10	1.10	1.52	75
(.88)	13.10	10.87	274,355	1.05	1.05	1.10	128
(.77)	12.67	18.32	253,586	1.09	1.10	1.09	87
(.12)	11.44	12.36	198,551	1.07	1.10	.95	85
(.08)	10.29	14.61	173,635	1.10	1.10	.84	96
(.07)	9.05	22.53	128,383	1.01	1.28	1.03	106

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	145

Russell Investment Company

Specialty Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of capital
Fixed Income I Fund
Class C
April 30, 2008*	20.76	.38	(.08)	.30	(.43)	—	—
October 31, 2007(2)	20.76	.08	(.08)	—	—	—	—
Class E
April 30, 2008*	20.77	.48	(.09)	.39	(.51)	—	—
October 31, 2007	20.82	.96	(.02)	.94	(.99)	—	—
October 31, 2006	20.75	.92	.04	.96	(.89)	—	—
October 31, 2005	21.88	.74	(.61)	.13	(.73)	(.53)	—
October 31, 2004	22.12	.63	.48	1.11	(.69)	(.66)	—
October 31, 2003	22.15	.72	.36	1.08	(.67)	(.44)	—
Class I
April 30, 2008*	20.76	.51	(.08)	.43	(.54)	—	—
October 31, 2007	20.82	1.04	(.06)	.98	(1.04)	—	—
October 31, 2006	20.75	.97	.05	1.02	(.95)	—	—
October 31, 2005	21.87	.80	(.61)	.19	(.78)	(.53)	—
October 31, 2004	22.11	.68	.49	1.17	(.75)	(.66)	—
October 31, 2003	22.15	.78	.35	1.13	(.73)	(.44)	—
Class S
April 30, 2008*	20.76	.50	(.08)	.42	(.53)	—	—
October 31, 2007(2)	20.75	.01	—	.01	—	—	—
Class Y
April 30, 2008*	20.77	.51	(.08)	.43	(.54)	—	—
October 31, 2007	20.83	1.04	(.05)	.99	(1.05)	—	—
October 31, 2006	20.76	.99	.04	1.03	(.96)	—	—
October 31, 2005	21.88	.80	(.61)	.19	(.78)	(.53)	—
October 31, 2004	22.12	.70	.48	1.18	(.76)	(.66)	—
October 31, 2003	22.16	.79	.36	1.15	(.75)	(.44)	—

See accompanying notes which are an integral part of the financial statements.

146	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	(%) Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.43)	20.63	1.45	36,564	1.60	1.63	3.69	56
—	20.76	—	35,689	1.60	1.62	4.21	199

(.51)	20.65	1.92	59,770.64		.67	4.63	56
(.99)	20.77	4.64	53,663.65		.67	4.76	199
(.89)	20.82	4.79	31,504.64		.67	4.45	125
(1.26)	20.75	.60	29,632.65		.68	3.49	202
(1.35)	21.88	5.22	27,515.65		.66	2.88	154
(1.11)	22.12	5.01	27,009.67		.67	3.25	184

(.54)	20.65	2.09	575,060.39		.42	4.88	56
(1.04)	20.76	4.85	689,651.40		.42	4.99	199
(.95)	20.82	5.06	829,914.40		.42	4.70	125
(1.31)	20.75	.88	788,808.38		.40	3.76	202
(1.41)	21.87	5.52	752,229.39		.40	3.15	154
(1.17)	22.11	5.26	639,846.41		.41	3.50	184

(.53)	20.65	2.03	177,414.52		.55	4.75	56
—	20.76	.05	226,995.53		.55	5.30	199

(.54)	20.66	2.11	552,335.35		.38	4.93	56
(1.05)	20.77	4.90	609,683.36		.38	5.04	199
(.96)	20.83	5.11	550,383.35		.38	4.77	125
(1.31)	20.76	.91	398,882.35		.37	3.81	202
(1.42)	21.88	5.58	285,228.33		.34	3.18	154
(1.19)	22.12	5.33	399,601.35		.35	3.53	184

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	147

Russell Investment Company

Specialty Funds

Notes to Financial Highlights — April 30, 2008 (Unaudited)

*	For the six months ended April 30, 2008 (Unaudited).
(1)	For the period March 1, 2007 (commencement of operations) to October 31, 2007.
(2)	For the period October 22, 2007 (commencement of operations) to October 31, 2007.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Less than $.01 per share.
(e)	May reflect amounts waived and/or reimbursed by RIMCo and/or RFSC, and for certain funds, custody credit arrangements.
(f)	Excludes the effects of sales charges for Class A. If sales charges were included, the total return would be lower.

See accompanying notes which are an integral part of the financial statements.

148	Notes to Financial Highlights

Russell Investment Company

Specialty Funds

Notes to Financial Statements — April 30, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 44 different investment portfolios referred to as Funds. These financial statements report on nine of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the adviser, administrator and transfer agent of the Funds, providing advisory, administrative and transfer agency services to the Funds. Effective January 1, 2008, RIMCo is the Funds adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds administrator and transfer agent. There was no change in the services provided to the Funds or in aggregate fees paid by the Funds for advisory, administrative and transfer agency services.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is

Notes to Financial Statements	149

Russell Investment Company

Specialty Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosure.

Investment Transaction

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision is required for the Funds.

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on November 1, 2007. Management has reviewed the Funds tax positions for all open tax years, and concluded that adoption had no effect on the Funds financial position or results of operations. At April 30, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

150	Notes to Financial Statements

Russell Investment Company

Specialty Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

The Funds file a U. S. tax return. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal year ending October 31, 2005 through October 31, 2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Monthly	Early in the following month	Tax Exempt Bond
Quarterly	April, July, October and December	Real Estate Securities, Short Duration Bond, Select Value and Fixed Income I
Annually	Mid-December	Emerging Markets, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap and Select Growth

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

Expenses

The Funds will pay their own expenses other than those expressly assumed by RIMCo or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation

Each of the Funds presented herein may offer certain following classes of shares: Class A, Class C, Class E, Class I, Class S and Class Y. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

Notes to Financial Statements	151

Russell Investment Company

Specialty Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability of $1,800,030 in respect of the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2008. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Asset and Liabilities for the Fund. The amounts related to capital gains taxes are $1,115,460 and are included in net realized gain (loss) on investments in the Statement of Operations for the Fund.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time the Emerging Markets, Short Duration Bond and Fixed Income I Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2008 are presented on the Schedules of Investments for the applicable Funds.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

152	Notes to Financial Statements

Russell Investment Company

Specialty Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Loan Agreements

The Fixed Income I Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended April 30, 2008, there were no unfunded loan commitments in the Fixed Income I Fund.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of April 30, 2008, the Fixed Income I Fund had cash collateral balance of $1,605,000 in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

Notes to Financial Statements	153

Russell Investment Company

Specialty Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

The Short Duration Bond and Fixed Income I Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When the Funds engage in a swap, they exchange their obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are counterparty agreements and can be customized to meet each party’s needs and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back to the original party. Credit default swaps are counterparty agreements which allow the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund’s obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Mortgage-Related and other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest

154	Notes to Financial Statements

Russell Investment Company

Specialty Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities (“MBS”), including those that are issued by private issuers, a Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include pools of mortgages (“mortgage-backed securities”), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than mortgage-backed securities) present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through

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guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Inflation-Indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

During the period ended April 30, 2008, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

Funds	Purchases	Sales

Emerging Markets	$388,814,308	$502,751,213
Real Estate Securities	706,294,759	585,592,638
Short Duration Bond	187,475,649	186,928,254
Tax Exempt Bond	138,995,031	103,227,460
Tax-Managed Large Cap	155,999,228	136,409,203
Tax-Managed Mid & Small Cap	88,259,333	87,153,928
Select Growth	109,191,364	107,314,365
Select Value	271,309,297	305,314,135
Fixed Income I	251,477,492	410,788,061

Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

Funds	Purchases	Sales

Short Duration Bond	$161,547,143	$187,759,227
Fixed Income I	642,104,129	798,351,098

Written Options Contracts

Transactions in written options contracts for the period ended April 30, 2008 for the following Funds were as follows:

	Emerging Markets Fund		Short Duration Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2007	278	$501,369	15	$544,681
Opened	1,806	2,345,775	21	1,503,550
Closed	(1,614)	(2,067,921)	(17)	(550,220)
Expired	—	—	(8)	(1,224)

Outstanding April 30, 2008	470	$779,223	11	$1,496,787

156	Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

	Fixed Income I Fund
	Number of Contracts	Premiums Received

Outstanding October 31, 2007	4,362	$1,040,705
Opened	2,310	1,311,410
Closed	(2,853)	(872,551)
Expired	(3,118)	(809,990)

Outstanding April 30, 2008	701	$669,574

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of April 30, 2008, the non-cash collateral pledged for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Real Estate Securities	$84,225	Pool of US Government Securities
Select Growth	2,455,221	Pool of US Government Securities
Select Value	4,658,970	Pool of US Government Securities
Tax Managed Mid & Small Cap	509,454	Pool of US Government Securities

Custodian

The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses. During the period ended April 30, 2008, the Funds’ custodian fees were reduced by the following amounts under these arrangements which are included in expense reductions on the Statement of Operations:

Funds	Amount Paid

Emerging Markets	$18,203
Real Estate Securities	2,471
Short Duration Bond	8,479
Tax Exempt Bond	646
Tax-Managed Large Cap	814
Tax-Managed Mid & Small Cap	1,052
Select Growth	220
Select Value	809
Fixed Income I	77,617

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Brokerage Commissions

The Funds effect certain transactions through BNY ConvergeFX Group — LJR Recapture Services (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for RIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to RIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

LJR may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo’s research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

Effective January 1, 2008, transactions effected through LJR are used solely to generate commission rebates to the Funds and no longer to obtain research services.

Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

Through December 31, 2007, RIMCo was the adviser and administrator of all of the Funds which comprise the Investment Company. Effective January 1, 2008, RIMCo advises the Funds and RFSC is the Funds administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation to RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company’s securities lending program, in the RIC Money Market Fund (the Fund of the Investment Company not presented herein). As of April 30, 2008, $488,655,760 of the Money Market Fund’s net assets represents investments by the Funds presented herein.

The advisory and administrative fees are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $26,153,415 and $1,843,810 respectively, for the period ended April 30, 2008.

	Annual Rate
Funds	Adviser	Administrator
Emerging Markets	1.15%	.05%
Real Estate Securities	.80	.05
Short Duration Bond	.45	.05
Tax-Exempt Bond	.30	.05
Tax-Managed Large Cap	.70	.05
Tax-Managed Mid & Small Cap	.98	.05
Select Growth	.80	.05
Select Value	.70	.05
Fixed Income I	.25	.05

For the Short Duration Bond Fund, RIMCo has contractually agreed to waive, at least until February 28, 2009, up to the full amount of its 0.45% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct

158	Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Fund-level expenses exceed 0.75% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except at the Board’s discretion. Direct fund-level expenses for the Short Duration Bond Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. There were no waivers for the period ended April 30, 2008

For the Tax-Managed Mid & Small Cap Fund, RIMCo has contractually agreed to waive, at least until February 28, 2009, up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except at the Board’s discretion. Direct fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for period ended April 30, 2008 was $100,986.

For the Select Growth Fund, RIMCo has contractually agreed to waive, at least until February 28, 2009, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except at the Board’s discretion. Direct Fund-level expenses for the Select Growth Fund do not include 12b-1, shareholder services, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2008 was $35,846.

For the Fixed Income I Fund, there was a non-contractual administrative fee waiver of 0.02% applicable to the period ended April 30, 2008, totaling $152,761.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

Through December 31, 2007 RIMCo was the Transfer and Dividend Disbursing Agent. Effective January 1, 2008 RFSC serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo and RFSC are paid a fee for transfer agency and dividend disbursing services provided to the Fund. RIMCo and RFSC retain a portion of this fee for their services provided to the Fund and pay the balance to unaffiliated agents who assist in providing these services. Total transfer agency fees paid by the Funds presented herein for the period ended April 30, 2008 were $5,476,758.

For Class I Shares of the Select Growth Fund, RFSC, as transfer agent to RIC, has contractually agreed to waive, at least until February 29, 2009, its transfer agency fees for Class I Shares to the extent that those fees for that class exceed 0.01% of the average daily net assets of the Class I Shares. The amount of the waiver for the period ended April 30, 2008 was $22,770.

Distributor and Shareholder Servicing

On June 2, 2008, Russell Fund Distributors, Inc., a wholly owned subsidiary of RIMCo, changed its name to Russell Financial Services, Inc. (the “Distributor”) and serves as distributor for RIC, pursuant to the Distribution Agreement with the Investment Company.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class A and Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% or 0.75% of the average daily net assets of a Fund’s Class A or Class C shares, respectively, on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitation are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions.

For the period ended April 30, 2008, the sales commissions paid to the selling agents for the sale of Class A shares are as follows:

Funds	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor

Emerging Markets Fund	$86,759	$14,787
Real Estate Securities Fund	33,725	6,042
Short Duration Bond Fund	13,879	2,777

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates as April 30, 2008 were as follows:

	Emerging Markets Fund	Real Estate Securities Fund	Short Duration Bond Fund	Tax Exempt Bond Fund	Tax Managed Large Cap Fund

Advisory fees	$1,493,977	$1,435,199	$160,905	$96,336	$313,023
Administration fees	64,956	89,700	17,878	16,056	22,359
Distribution fees	37,069	56,228	11,320	10,553	13,354
Shareholder servicing fees	18,465	27,407	6,936	7,574	7,980
Transfer agent fees	650,848	632,567	73,263	64,135	88,523
Trustee fees	2,561	3,398	935	806	1,061

	$2,267,876	$2,244,499	$271,237	$195,460	$446,300

	Tax Managed Mid & Small Cap Fund	Select Growth Fund	Select Value Fund	Fixed Income I Fund
Advisory fees	$196,755	$124,894	$200,342	$288,495
Administration fees	10,038	7,806	14,310	34,619
Distribution fees	8,027	6,525	12,523	22,701
Shareholder servicing fees	3,408	3,763	6,530	19,632
Transfer agent fees	72,402	37,065	117,241	131,847
Trustee fees	450	388	612	3,597

	$291,080	$180,441	$351,558	$500,891

Affiliated Brokerage Commissions

The Funds will effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers and for each Fund’s cash reserves.

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company, which has 44 Funds, and Russell Investment Funds (“RIF”), which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 ($52,000 prior to January 1, 2008) per year, $6,500 for each regular quarterly meeting attended in person, $2,500 ($2,000 prior to January 1, 2008) for each special meeting attended in person, and $2,500 ($2,000 prior to January 1, 2008) for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 ($500 prior to January 1, 2008) fee for attending quarterly and special meetings and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person.

160	Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chair person of the Board receives additional annual compensation of $52,000.

5.	Federal Income Taxes

At October 31, 2007, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds		10/31/08	10/31/09	10/31/10	10/31/11

Short Duration Bond		$—	$—	$—	$—
Tax Exempt Bond		682,095	—	—	—
Tax-Managed Large Cap		—	—	46,414,873	—
Select Value		—	1,393,793	362,611	—
Fixed Income I		—	—	—	—

Funds	10/31/12	10/31/13	10/31/14	10/31/15	Totals
Short Duration Bond	$—	$10,268,501	$7,439,440	$1,010,942	$18,718,883
Tax Exempt Bond	357,343	—	634,298	1,197,042	2,870,778
Tax-Managed Large Cap	—	—	—	—	46,414,873
Select Value	—	—	—	—	1,756,404
Fixed Income I	—	15,614,663	14,307,836	—	29,922,499

Select Value Fund had a capital loss carryforward of $11,874,284 that it acquired from the Equity Income Fund and Equity III Fund of which $1,393,793 and $362,611 will expire on October 31 of the years of 2009 and 2010, respectively.

Fixed Income I Fund had a capital loss carryforward of $13,283,390 that it acquired from the Diversified Bond Fund which will expire on October 31, 2013. This capital loss carryforward can be utilized without any limitation until its expiration date.

At April 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Emerging Markets Fund	Real Estate Securities Fund	Short Duration Bond Fund	Tax Exempt Bond Fund	Tax-Managed Large Cap Fund
Cost of Investments	$1,292,079,524	$2,232,415,857	$455,226,569	$407,497,556	$541,897,483

Unrealized Appreciation	$445,604,788	$437,691,148	$4,787,585	$5,463,668	$129,387,225
Unrealized Depreciation	(38,499,286)	(56,479,124)	(8,682,092)	(3,770,926)	(23,560,680)

Net Unrealized Appreciation (Depreciation)	$407,105,502	$381,212,024	$(3,894,507)	$1,692,742	$105,826,545

	Tax-Managed Mid & Small Cap Fund	Select Growth Fund	Select Value Fund	Fixed Income I Fund
Cost of Investments	$329,609,185	$242,317,826	$452,309,407	$1,683,723,915

Unrealized Appreciation	$42,919,757	$20,375,258	$123,774,752	$20,302,872
Unrealized Depreciation	(16,685,523)	(6,792,093)	(135,093,726)	(46,470,111)

Net Unrealized Appreciation (Depreciation)	$26,234,234	$13,583,165	$(11,318,974)	$(26,167,239)

Notes to Financial Statements	161

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended April 30, 2008 and October 31, 2007 were as follows:

	Shares		Dollars
Emerging Markets Fund	2008	2007	2008	2007

Class A(a)
Proceeds from shares sold	566	169	$13,983	$3,936
Proceeds from reinvestment of distributions	90	—	1,983	—
Payments for shares redeemed	(62)	(54)	(1,344)	(1,347)

Net increase (decrease)	594	115	14,622	2,589

Class C
Proceeds from shares sold	250	440	5,354	10,003
Proceeds from reinvestment of distributions	565	346	12,037	6,707
Payments for shares redeemed	(417)	(662)	(9,016)	(15,321)

Net increase (decrease)	398	124	8,375	1,389

Class E
Proceeds from shares sold	346	531	7,783	12,605
Proceeds from reinvestment of distributions	348	214	7,725	4,273
Payments for shares redeemed	(424)	(658)	(9,572)	(15,434)

Net increase (decrease)	270	87	5,936	1,444

Class S
Proceeds from shares sold	8,369	16,902	186,395	385,688
Proceeds from reinvestment of distributions	14,622	8,412	324,017	168,078
Payments for shares redeemed	(11,636)	(18,123)	(259,917)	(433,529)

Net increase (decrease)	11,355	7,191	250,495	120,237

Total increase (decrease)	12,617	7,517	$279,428	$125,659

	Shares		Dollars
Real Estate Securities Fund	2008	2007	2008	2007

Class A(a)
Proceeds from shares sold	401	181	$16,866	$9,650
Proceeds from reinvestment of distributions	49	1	1,899	48
Payments for shares redeemed	(41)	(32)	(1,597)	(1,683)

Net increase (decrease)	409	150	17,168	8,015

Class C
Proceeds from shares sold	125	317	4,947	16,962
Proceeds from reinvestment of distributions	284	183	10,879	9,779
Payments for shares redeemed	(294)	(546)	(11,671)	(28,667)

Net increase (decrease)	115	(46)	4,155	(1,926)

Class E
Proceeds from shares sold	258	396	10,246	21,270
Proceeds from reinvestment of distributions	155	105	6,080	5,726
Payments for shares redeemed	(191)	(571)	(7,689)	(30,369)

Net increase (decrease)	222	(70)	8,637	(3,373)

162	Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Real Estate Securities Fund	2008	2007	2008	2007

Class S
Proceeds from shares sold	10,078	13,353	$410,237	$717,887
Proceeds from reinvestment of distributions	6,363	3,294	252,307	180,617
Payments for shares redeemed	(8,288)	(9,563)	(341,901)	(525,701)

Net increase (decrease)	8,153	7,084	320,643	372,803

Total increase (decrease)	8,899	7,118	$350,603	$375,519

	Shares		Dollars
Short Duration Bond Fund	2008	2007	2008	2007

Class A(a)
Proceeds from shares sold	209	87	$3,995	$1,635
Proceeds from reinvestment of distributions	3	2	61	31
Payments for shares redeemed	(70)	(17)	(1,339)	(311)

Net increase (decrease)	142	72	2,717	1,355

Class C
Proceeds from shares sold	191	263	3,639	4,913
Proceeds from reinvestment of distributions	13	30	245	557
Payments for shares redeemed	(160)	(607)	(3,029)	(11,313)

Net increase (decrease)	44	(314)	855	(5,843)

Class E
Proceeds from shares sold	177	344	3,383	6,443
Proceeds from reinvestment of distributions	17	42	317	785
Payments for shares redeemed	(211)	(909)	(4,036)	(17,025)

Net increase (decrease)	(17)	(523)	(336)	(9,797)

Class S
Proceeds from shares sold	3,309	10,184	63,069	190,348
Proceeds from reinvestment of distributions	465	1,599	8,737	29,764
Payments for shares redeemed	(5,866)	(47,792)	(111,823)	(892,917)

Net increase (decrease)	(2,092)	(36,009)	(40,017)	(672,805)

Total increase (decrease)	(1,923)	(36,774)	$(36,781)	$(687,090)

Notes to Financial Statements	163

Russell Investment Company

Specialty Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Tax Exempt Bond Fund	2008	2007	2008	2007

Class C
Proceeds from shares sold	266	173	$5,702	$3,708
Proceeds from reinvestment of distributions	7	12	149	259
Payments for shares redeemed	(57)	(135)	(1,229)	(2,885)

Net increase (decrease)	216	50	4,622	1,082

Class E
Proceeds from shares sold	193	640	4,136	13,763
Proceeds from reinvestment of distributions	16	24	335	517
Payments for shares redeemed	(185)	(299)	(3,970)	(6,387)

Net increase (decrease)	24	365	501	7,893

Class S
Proceeds from shares sold	4,476	7,043	95,919	151,047
Proceeds from reinvestment of distributions	263	460	5,605	9,845
Payments for shares redeemed	(3,081)	(4,419)	(65,978)	(94,725)

Net increase (decrease)	1,658	3,084	35,546	66,167

Total increase (decrease)	1,898	3,499	$40,669	$75,142

	Shares		Dollars
Tax-Managed Large Cap Fund	2008	2007	2008	2007

Class C
Proceeds from shares sold	276	187	$5,601	$3,940
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(150)	(209)	(2,986)	(4,556)

Net increase (decrease)	126	(22)	2,615	(616)

Class E
Proceeds from shares sold	167	180	3,346	3,879
Proceeds from reinvestment of distributions	4	4	82	73
Payments for shares redeemed	(44)	(94)	(896)	(2,033)

Net increase (decrease)	127	90	2,532	1,919

Class S
Proceeds from shares sold	3,201	4,919	66,584	106,174
Proceeds from reinvestment of distributions	170	168	3,769	3,467
Payments for shares redeemed	(2,746)	(3,420)	(56,601)	(73,829)

Net increase (decrease)	625	1,667	13,752	35,812

Total increase (decrease)	878	1,735	$18,899	$37,115

164	Notes to Financial Statements

Russell Investment Company

Specialty Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Tax-Managed Mid & Small Cap Fund	2008	2007	2008	2007

Class C
Proceeds from shares sold	269	196	$3,248	$2,764
Proceeds from reinvestment of distributions	89	13	1,124	180
Payments for shares redeemed	(187)	(181)	(2,259)	(2,587)

Net increase (decrease)	171	28	2,113	357

Class E
Proceeds from shares sold	68	71	864	1,072
Proceeds from reinvestment of distributions	20	3	276	37
Payments for shares redeemed	(35)	(27)	(452)	(405)

Net increase (decrease)	53	47	688	704

Class S
Proceeds from shares sold	6,155	4,958	84,022	75,154
Proceeds from reinvestment of distributions	1,340	189	18,522	2,723
Payments for shares redeemed	(6,052)	(2,855)	(84,206)	(43,281)

Net increase (decrease)	1,443	2,292	18,338	34,596

Total increase (decrease)	1,667	2,367	$21,139	$35,657

	Shares		Dollars
Select Growth Fund	2008	2007	2008	2007

Class C
Proceeds from shares sold	322	272	$2,579	$2,251
Proceeds from reinvestment of distributions	59	—	496	—
Payments for shares redeemed	(243)	(294)	(1,944)	(2,439)

Net increase (decrease)	138	(22)	1,131	(188)

Class E
Proceeds from shares sold	231	124	1,962	1,080
Proceeds from reinvestment of distributions	36	—	323	—
Payments for shares redeemed	(51)	(192)	(435)	(1,661)

Net increase (decrease)	216	(68)	1,850	(581)

Class I
Proceeds from shares sold	1,270	3,420	11,471	30,678
Proceeds from reinvestment of distributions	496	—	4,557	—
Payments for shares redeemed	(1,330)	(2,780)	(11,486)	(25,125)

Net increase (decrease)	436	640	4,542	5,553

Class S
Proceeds from shares sold	1,606	3,441	13,762	30,716
Proceeds from reinvestment of distributions	354	—	3,220	—
Payments for shares redeemed	(1,423)	(3,887)	(12,194)	(34,429)

Net increase (decrease)	537	(446)	4,788	(3,713)

Total increase (decrease)	1,327	104	$12,311	$1,071

Notes to Financial Statements	165

Russell Investment Company

Specialty Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Select Value Fund	2008	2007	2008	2007

Class C
Proceeds from shares sold	190	267	$1,874	$3,372
Proceeds from reinvestment of distributions	380	124	3,710	1,506
Payments for shares redeemed	(366)	(493)	(3,522)	(6,263)

Net increase (decrease)	204	(102)	2,062	(1,385)

Class E
Proceeds from shares sold	416	188	4,533	2,445
Proceeds from reinvestment of distributions	205	60	2,040	747
Payments for shares redeemed	(213)	(284)	(2,069)	(3,658)

Net increase (decrease)	408	(36)	4,504	(466)

Class I
Proceeds from shares sold	1,407	2,329	14,067	30,178
Proceeds from reinvestment of distributions	1,958	718	19,568	8,957
Payments for shares redeemed	(2,810)	(2,779)	(29,525)	(36,156)

Net increase (decrease)	555	268	4,110	2,979

Class S
Proceeds from shares sold	3,133	5,909	30,987	76,224
Proceeds from reinvestment of distributions	4,043	1,374	40,296	17,102
Payments for shares redeemed	(5,562)	(6,361)	(55,069)	(82,153)

Net increase (decrease)	1,614	922	16,214	11,173

Total increase (decrease)	2,781	1,052	$26,890	$12,301

	Shares		Dollars
Fixed Income I Fund	2008	2007	2008	2007

Class C(b)
Proceeds from shares sold	328	—	$6,853	$12
Shares issued in connection with acquisition of Diversified Bond Fund	—	1,756	—	36,569
Proceeds from reinvestment of distributions	33	—	678	—
Payments for shares redeemed	(308)	(37)	(6,425)	(778)

Net increase (decrease)	53	1,719	1,106	35,803

Class E
Proceeds from shares sold	1,053	449	22,050	9,291
Shares issued in connection with acquisition of Diversified Bond Fund	—	847	—	17,648
Proceeds from reinvestment of distributions	66	71	1,364	1,455
Payments for shares redeemed	(809)	(295)	(16,970)	(6,112)

Net increase (decrease)	310	1,072	6,444	22,282

166	Notes to Financial Statements

Russell Investment Company

Specialty Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Fixed Income I Fund	2008	2007	2008	2007

Class I
Proceeds from shares sold	2,955	9,989	$61,662	$207,015
Proceeds from reinvestment of distributions	715	1,594	14,702	32,843
Payments for shares redeemed	(9,038)	(18,227)	(188,758)	(378,446)

Net increase (decrease)	(5,368)	(6,644)	(112,394)	(138,588)

Class S(b)
Proceeds from shares sold	788	111	16,455	2,332
Shares issued in connection with acquisition of Diversified Bond Fund	—	11,102	—	231,136
Proceeds from reinvestment of distributions	212	—	4,355	—
Payments for shares redeemed	(3,340)	(280)	(69,765)	(5,840)

Net increase (decrease)	(2,340)	10,933	(48,955)	227,628

Class Y
Proceeds from shares sold	1,414	6,443	29,802	132,994
Proceeds from reinvestment of distributions	738	1,426	15,167	29,369
Payments for shares redeemed	(4,767)	(4,939)	(99,315)	(102,380)

Net increase (decrease)	(2,615)	2,930	(54,346)	59,983

Total increase (decrease)	(9,960)	10,010	$(208,143)	$207,108

(a)	For the period March 1, 2007 (commencement of operations) to October 31, 2007.
(b)	For the period October 19, 2007 (commencement of operations) to October 31, 2007.

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity or additional borrowing costs. The Real Estate Securities Fund borrowed $22,050,000 from the Money Market Fund during the period. Miscellaneous expense on the Statement of Operations for the Real Estate Securities Fund includes $1,868 paid under the Interfund Lending Program for the period ending April 30, 2008.

Notes to Financial Statements	167

Russell Investment Company

Specialty Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

8.	Record Ownership

As of April 30, 2008, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Emerging Markets	3	41.0
Real Estate Securities	3	39.4
Short Duration Bond	2	43.9
Tax Exempt Bond	2	52.9
Tax-Managed Large Cap	1	49.4
Tax-Managed Mid & Small Cap	1	48.3
Select Growth	1	22.5
Select Value	1	21.1
Fixed Income I	1	15.0

9.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Emerging Markets Fund - 0.1%
Magnitogorsk Iron & Steel Works	04/24/07	87,200	12.50	1,090	1,508

					1,508
Short Duration Bond Fund - 1.3%
DG Funding Trust	11/04/03	219	10,537.12	2,308	2,192
Dr. Pepper Snapple Group, Inc.	04/25/08	500,000	100.00	500	511
Gaz Capital SA	04/03/08	200,000	103.00	206	212
Korea Southern Power Co., Ltd.	04/11/08	275,000	100.00	275	276
Metropolitan Life Gloval Funding I	04/07/08	1,500,000	100.00	1,499	1,506
Nine Dragons Paper Holdings, Ltd.	04/22/08	165,000	100.00	164	164
Pacific Life Global Funding	04/08/08	900,000	100.00	900	901

					5,762

Fixed Income I Fund - 0.5%
Credit Suisse Mortgage Capital Certificates	04/25/06	174,269	100.00	174	164
DG Funding Trust	11/04/03	392	10,587.26	4,150	3,922
Dell, Inc.	04/14/08	475,000	100.00	474	468
Gaz Capital SA	03/01/07	100,000	100.00	100	105
Gaz Capital SA	03/01/07	500,000	100.00	500	531
Kaupting Bank Hf	05/12/06	1,480,000	100.00	1,473	1,195
Klio Funding, Ltd.	02/15/06	3,695,000	101.00	3,724	1,293

					7,678

168	Notes to Financial Statements

Russell Investment Company

Specialty Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

10.	Dividends

On May 1, 2008, the Board of Trustees of Russell Investment Company declared the following dividends payable from net investment income. Dividends were payable on May 6, 2008, to shareholders of record May 2, 2008.

Funds	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains

Tax Exempt Bond - Class S	$0.0582	$—	$—
Tax Exempt Bond - Class E	0.0538	—	—
Tax Exempt Bond - Class C	0.0409	—	—

11.	Reorganizations

On October 22, 2007, the Fixed Income I Fund (“Acquiring Fund”) acquired the assets and liabilities of the Diversified Bond Fund (“Acquired Fund”) through a reorganization pursuant of a plan of reorganization approved by the Board of Trustees and shareholders of the Acquired Fund. The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation/(depreciation) and accumulated net realized gain (losses) immediately before and after the reorganization:

	Before Reorganization		After Reorganization
	Diversified Bond Fund	Fixed Income I Fund	Fixed Income I Fund

Class C
Shares	1,549,504		1,755,594
Net assets	$36,569,024		$36,569,024
Net asset value	$23.60		$20.83
Unrealized appreciation/(depreciation)	$(1,743,859)		$(1,743,859)
Accumulated net realized gains/(losses)	$—		$—
Class E
Shares	745,923	1,694,700	2,541,940
Net assets	$17,648,005	$35,293,996	$52,942,001
Net asset value	$23.66	$20.83	$20.83
Unrealized appreciation/(depreciation)	$(1,401,229)	$585,052	$(816,177)
Accumulated net realized gains/(losses)	$—	$1,560,304	$1,560,304
Class I
Shares		33,170,704	33,170,704
Net assets		$690,608,745	$690,608,745
Net asset value		$20.82	$20.82
Unrealized appreciation/(depreciation)		$5,542,191	$5,542,191
Accumulated net realized gains/(losses)		$42,681,489	$42,681,489
Class S
Shares	10,059,171		11,101,619
Net assets	$231,135,715		$231,135,715
Net asset value	$22.98		$20.82
Unrealized appreciation/(depreciation)	$4,053,187		$4,053,187
Accumulated net realized gains/(losses)	$—		$—
Class Y
Shares		29,481,588	29,481,588
Net assets		$614,067,476	$614,067,476
Net asset value		$20.83	$20.83
Unrealized appreciation/(depreciation)		$92,396	$92,396
Accumulated net realized gains/(losses)		$35,938,452	$35,938,452

Notes to Financial Statements	169

Russell Investment Company

Specialty Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

12.	Subsequent Event

Effective September 2, 2008, the Funds will change their names as follows:

Current Name	New Name
Tax-Managed Large Cap Fund	Russell Tax-Managed U.S. Large Cap Fund
Tax-Managed Mid & Small Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund
Select Growth Fund	Russell U.S. Growth Fund
Select Value Fund	Russell U.S. Value Fund
Real Estate Securities Fund	Russell Real Estate Securities Fund
Emerging Markets Fund	Russell Emerging Markets Fund
Fixed Income I Fund	Russell Investment Grade Bond Fund
Short Duration Bond Fund	Russell Short Duration Bond Fund
Tax Exempt Bond Fund	Russell Tax Exempt Bond Fund

170	Notes to Financial Statements

Russell Investment Company

Specialty Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the ‘‘RIMCo Agreement’’) and the portfolio management contract with each Money Manager of the Funds (collectively, the ‘‘portfolio management contracts’’) at a meeting held on April 22, 2008. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, and the management of the Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the ‘‘Third-Party Information’’) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds (‘‘Comparable Funds’’) not managed by RIMCo, believed by the provider to be generally comparable in investment objectives and size to the Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 21, 2008, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present. At the April 22 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo directly manages the investment of each Fund’s cash reserves. RIMCo also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. RIMCo’s goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a ‘‘segment’’) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the

Basis for Approval of Investment Advisory Contracts	171

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Specialty Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

In evaluating the reasonableness of the Funds’ investment advisory fees in light of Fund performance, the Board considered that RIMCo, in the Agreement Renewal Information and at past meetings, noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their respective Comparable Funds. According to RIMCo, the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

With respect to the Tax Managed Mid & Small Cap Fund, the Third-Party Information showed that the Fund’s management fee relative to its Comparable Funds, on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the investment advisers to the Comparable Funds) was ranked in the fourth quintile for the 1-year period ended December 31, 2007 and that its total actual expenses were ranked in the fifth quintile. With respect to the Select Growth Fund, the Third-Party Information showed that both the Fund’s management and total fee relative to its Comparable Funds, on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the investment advisers to the Comparable Funds) were ranked in the fourth quintile for the 1-year period ended December 31, 2007.

At the April 22 Board meeting, RIMCo agreed to implement an additional non-contractual expense waiver/reimbursement of 0.03% per annum of average daily assets for each of the Select Growth Fund and the Tax-Managed Mid & Small Cap Fund. These new expense waivers/reimbursements, effective May 1, 2008, are voluntary and may be terminated by RIMCo at any time.

The Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers, or reimbursements, the investment advisory fees for each Fund appropriately reflect any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and

172	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Specialty Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

other factors associated with the manager-of-managers structure employed by the Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board’s supervision are lower, and may, in some cases, be substantially lower than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the scope of services it provides to institutional clients and the Funds. In the Agreement Renewal Information, RIMCo noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years or presented at the April 22 Board meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements (including the additional waivers and reimbursements described above), (1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

The Board further concluded that, under the circumstances, the performance of each of the Funds supported continuation of the RIMCo Agreement except that the Board concluded that, as discussed below, the performance of the Select Growth and Select Value Funds did not support a determination against continuation of the RIMCo Agreement in respect of that Fund. The Board, in assessing the Funds’ performance, focused upon each Fund’s performance for the 1-, 3- and 5- year periods as most relevant.

With respect to the Select Value Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile for the 1- and 3-year periods ended December 31, 2007 but in the third quintile for the 5-year period ended such date. The Trustees considered management’s belief that the Select Value Fund tends to have a deeper value orientation than its Comparable Funds, a tendency which led to greater Fund exposure to market segments that performed poorly during the past year, such as mortgage and housing related stocks. The Trustees also considered RIMCo’s belief that the Select Value Fund has a more contrarian approach than its Comparable Funds. RIMCo advised the Trustees that the Fund’s underperformance for the 1-year period ended December 31, 2007 significantly affected results for the 3- and 5-year periods ended such date.

With respect to the Select Growth Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile for the 1- and 5-year periods ended December 31, 2007 and in the fifth quintile for the 3-year period ended such date. RIMCo noted that the investment approaches of two Money Managers for the Select Growth Fund were out of favor in the current market but that the utilization of such Money Managers provides diversification benefits to the Fund’s portfolio. RIMCo noted further that the Comparable Funds for the Select Growth Fund include many funds that typically have smaller capitalization stocks than the Fund or its benchmark. Over the 3- and 5-year periods ended December 31, 2007, according to RIMCo, very small cap stocks outperformed larger cap stocks.

In evaluating performance, the Board considered each Fund’s absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In assessing performance, the Board also considered RIMCo’s investment strategy of managing the Funds in a risk aware manner.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the Agreement.

At the April 22 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered.

Basis for Approval of Investment Advisory Contracts	173

Russell Investment Company

Specialty Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the aggregate investment advisory fees paid by each Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the information received from RIMCo in support of its recommendations at the April 22 meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

174	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Specialty Funds

Shareholder Requests for Additional Information — April 30, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	175

Russell Investment Company

Specialty Funds

Disclosure of Information about Fund Directors — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
#Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004 Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	53	None
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	53	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	53	• Director, Avista Corp; (electric utilities) • Trustee, Principal Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. • 2001–2003, Vice President and Chief Financial Officer, Janus Capital Group Inc.	53	None

# Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

176	Disclosure of Information about Fund Directors

Russell Investment Company

Specialty Funds

Disclosure of Information about Fund Directors — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Jonathan Fine Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	53	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	53	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, LifeVantage Corporation (health products company) • May 1999 to May 2003, President, Chief Executive Officer and Director, Berger Financial Group, LLC • May 1999 to May 2003, President and Trustee, Berger Funds	53	Director, Sparx Asia Funds (investment company) Director, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	Retired	53	None

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Directors	177

Russell Investment Company

Specialty Funds

Disclosure of Information about Fund Directors — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
*George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	53	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee, RIC and RIF • Trustee of RIC and RIF until 2006 • Chairman of the Nominating and Governance Committee 2006	53	None

William E. Baxter, Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF until 2004	53	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001–2005	53	None

Eleanor W. Palmer, Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of RIC and RIF until 2004	53	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

178	Disclosure of Information about Fund Directors

Russell Investment Company

Specialty Funds

Disclosure of Information about Fund Directors — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002–May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RIF

•  Chairman of the Board, President and CEO, RIMCo

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  Until 2004, Managing Director of Individual Investor Services, FRC

•  2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•  Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•  Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC, RIF • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary FRC and RIA • Director and Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Counsel, RIC and RIF

Disclosure of Information about Fund Directors	179

Specialty Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustees

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

William E. Baxter

Lee C. Gingrich

Eleanor W. Palmer

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers as of April 30, 2008

Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, London, United Kingdom

Harding, Loevner Management, L.P., Somerville, NJ

T. Rowe Price International, Inc., Baltimore, MD

UBS Global Asset Management (Americas) Inc., Chicago, IL

Real Estate Securities Fund

AEW Management and Advisors, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

Heitman Real Estate Securities LLC, Chicago, IL

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX

RREEF America L.L.C., Chicago, IL

Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

STW Fixed Income Management, Carpinteria, CA

Tax Exempt Bond Fund

Delaware Management Company, a series of Delaware Management Business Trust, Philadelphia, PA

Standish Mellon Asset Management Company LLC, Boston, MA

Tax-Managed Large Cap Fund

Armstrong Shaw Associates Inc., New Canaan, CT

J.P. Morgan Investment Management Inc., New York, NY

Palisades Investment Partners, LLC, Santa Monica, CA

Sands Capital Management, Inc., Arlington, VA

Turner Investment Partners, Inc., Berwyn, PA

Tax-Managed Mid & Small Cap Fund

Chartwell Investment Partners, Berwyn, PA

Netols Asset Management, Inc., Mequon, WI

Parametric Portfolio Associates LLC, Seattle, WA

Transamerica Investment Management, LLC, Los Angeles, CA

Turner Investment Partners, Inc., Berwyn, PA

Select Growth Fund

Cornerstone Capital Management, Inc., Bloomington, MN

Delaware Management Company, a series of Delaware Management Business Trust, Philadelphia, PA

Fuller & Thaler Asset Management, Inc., San Mateo, CA

Suffolk Capital Management, LLC, New York, NY

Sustainable Growth Advisers, LP, Stamford, CT

Turner Investment Partners, Inc., Berwyn, PA

Select Value Fund

DePrince, Race & Zollo, Inc., Winter Park, FL

Iridian Asset Management LLC, Westport, CT

JS Asset Management, LLC, West Conshohocken, PA

Systematic Financial Management, L.P., Teaneck, NJ

180	Adviser, Money Managers and Service Providers

Specialty Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Fixed Income I Fund

Lehman Brothers Asset Management LLC, Chicago, IL

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Western Asset Management Company, Pasadena, CA

Western Asset Management Company Limited, London, England

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Adviser, Money Managers and Service Providers	181

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-187

2008 Semiannual Report

Tax-Managed

Global Equity Fund

APRIL 30, 2008

FUND	SHARE CLASS

Tax-Managed Global Equity Fund	C, E, S

Russell Investment Company

Russell Investment Company is a series investment company with 44 different investment portfolios referred to as Funds. These financial statements report on one of these Funds.

Russell Investment Company

Tax-Managed Global Equity Fund

Semiannual Report

April 30, 2008 (Unaudited)

Russell Investment Company - Tax-Managed Global Equity Fund.

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Tax-Managed Global Equity Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$882.80	$1,019.89
Expenses Paid During Period*	$4.68	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$887.80	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Shareholder Expense Example	3

Russell Investment Company

Tax-Managed Global Equity Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 74.8%
Quantitative Equity Fund	246,003	8,824
Tax-Managed Large Cap Fund	2,138,587	44,226
Tax-Managed Mid & Small Cap Fund	1,012,655	13,276

		66,326

International Equities - 25.2%
Emerging Markets Fund	202,491	4,475
International Securities Fund	260,663	17,822

		22,297

Total Investments - 100.0%
(identified cost $67,728)		88,623

Other Assets and Liabilities, Net - 0.0%		5

Net Assets - 100.0%		88,628

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Domestic Equities	74.8
International Equities	25.2

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

4	Schedule of Investments

Russell Investment Company

Tax-Managed Global Equity Fund

Statement of Assets and Liabilities — April 30, 2008 (Unaudited)

Amounts in thousands

Assets
Investments at market (identified cost $67,728)		$88,623
Receivables:
Investments sold		35
Fund shares sold		19
From Transfer Agent		30
Prepaid expenses		19

Total assets		88,726

Liabilities
Payables:
Fund shares redeemed	$40
Accrued fees to affiliates	30
Other accrued expenses	28

Total liabilities		98

Net Assets		$88,628

Net Assets Consist of:
Undistributed (overdistributed) net investment income		$15
Accumulated net realized gain (loss)		(11,869)
Unrealized appreciation (depreciation) on investments		20,895
Shares of beneficial interest		78
Additional paid-in capital		79,509

Net Assets		$88,628

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class C*		$11.11
Class C — Net assets		$32,611,597
Class C — Shares outstanding ($.01 par value)		2,934,729
Net asset value per share: Class S*		$11.52
Class S — Net assets		$56,016,378
Class S — Shares outstanding ($.01 par value)		4,861,796

*	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	5

Russell Investment Company

Tax-Managed Global Equity Fund

Statement of Operations — For the Period Ended April 30, 2008 (Unaudited)

Amounts in thousands

Investment Income
Income distributions from Underlying Funds		$2,428

Expenses
Advisory fees	$90
Administrative fees	22
Custodian fees	12
Distribution fees - Class C	114
Transfer agent fees	67
Professional fees	20
Registration fees	22
Shareholder servicing fees - Class C	38
Trustees’ fees	1
Printing fees	2
Miscellaneous	1

Expenses before reductions	389
Expense reductions	(237)

Net expenses		152

Net investment income (loss)		2,276

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(960)
Capital gain distributions from Underlying Funds	3,862	2,902

Net change in unrealized appreciation (depreciation) on investments		(17,119)

Net realized and unrealized gain (loss)		(14,217)

Net Increase (Decrease) in Net Assets from Operations		$(11,941)

See accompanying notes which are an integral part of the financial statements.

6	Statement of Operations

Russell Investment Company

Tax-Managed Global Equity Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,276	$1,187
Net realized gain (loss)	2,902	2,074
Net change in unrealized appreciation (depreciation)	(17,119)	13,168

Net increase (decrease) in net assets from operations	(11,941)	16,429

Distributions
From net investment income
Class C	(779)	(207)
Class S	(1,443)	(1,042)

Net decrease in net assets from distributions	(2,222)	(1,249)

Share Transactions
Net increase (decrease) in net assets from share transactions	3,958	9,195

Total Net Increase (Decrease) in Net Assets	(10,205)	24,375

Net Assets
Beginning of period	98,833	74,458

End of period	$88,628	$98,833

Undistributed (overdistributed) net investment income included in net assets	$15	$(39)

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	7

Russell Investment Company

Tax-Managed Global Equity Fund

Financial Highlights - Class C

For a Share Outstanding Throughout Each Period.

		For the Fiscal Years Ended October 31,
	2008*	2007	2006	2005		2004	2003

Net Asset Value, Beginning of Period	$12.88	$10.87	$9.39	$8.44		$7.61	$6.15

Income From Operations
Net investment income (loss) (a)(b)	.25	.07	(.03)	—	(g)	(.02)	(.02)
Net realized and unrealized gain (loss)	(1.75)	2.05	1.51	.95		.86	1.48

Total income (loss) from operations	(1.50)	2.12	1.48	.95		.84	1.46

Distributions
From net investment income	(.27)	(.11)	—	—		(.01)	—

Net Asset Value, End of Period	$11.11	$12.88	$10.87	$9.39		$8.44	$7.61

Total Return (%) (c)	(11.72)	19.68	15.76	11.26		10.99	23.74

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$32,612	$27,993	$19,439	$14,801		$12,766	$11,523

Ratios to average net assets (%):
Operating expenses, net (d)(e)(f)	1.00	1.00	1.00	1.00		1.00	1.00
Operating expenses, gross (d)	1.53	1.54	1.58	1.55		1.58	1.72
Net investment income (loss) (d)(f)	2.26	.57	(.27)	(.03)		(.19)	(.25)
Portfolio turnover rate (%) (c)	10	12	9	12		21	60

*	For the period ended April 30, 2008 (Unaudited).
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividend by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and/or reimbursed by RIMCo and RFSC.
(g)	Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

8	Financial Highlights - Class C

Russell Investment Company

Tax-Managed Global Equity Fund

Financial Highlights - Class S

For a Share Outstanding Throughout Each Period.

		For the Fiscal Years Ended October 31,
	2008*	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$13.29	$11.20	$9.65	$8.67	$7.80	$6.27

Income From Operations
Net investment income (loss) (a)(b)	.31	.20	.08	.09	.07	.05
Net realized and unrealized gain (loss)	(1.79)	2.10	1.55	.97	.87	1.52

Total income (loss) from operations	(1.48)	2.30	1.63	1.06	.94	1.57

Distributions
From net investment income	(.29)	(.21)	(.08)	(.08)	(.07)	(.04)

Net Asset Value, End of Period	$11.52	$13.29	$11.20	$9.65	$8.67	$7.80

Total Return (%) (c)	(11.22)	20.86	16.95	12.31	12.14	25.09

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$56,016	$70,840	$55,019	$42,596	$34,708	$32,861

Ratios to average net assets (%):
Operating expenses, net (d)(e)(f)	—	—	—	—	—	—
Operating expenses, gross (d)	.53	.54	.58	.55	.58	.72
Net investment income (loss) (d)(f)	2.65	1.63	.79	.95	.87	.77
Portfolio turnover rate (%) (c)	10	12	9	12	21	60

*	For the period ended April 30, 2008 (Unaudited).
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividend by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f)	May reflect amounts waived and/or reimbursed by RIMCo and RFSC.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class S	9

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Financial Statements — April 30, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 44 different investment portfolios referred to as Funds. These financial statements report on one of these Funds (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the adviser, administrator and transfer agent of the Fund, providing advisory, administrative and transfer agency services to the Fund. Effective January 1, 2008, RIMCo is the Fund’s adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Fund’s administrator and transfer agent. There was no change in the services provided to the Fund or in aggregate fees paid by the Fund for advisory, administrative and transfer agency services.

In the table below, the Fund allocates its assets by investing in a combination of shares of other of the Investment Company’s Funds (the “Underlying Funds”). RIMCo, the Fund’s investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests. From time to time, the Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Fund may also invest in other funds which are not currently Underlying Funds.

Asset Class/Underlying Funds	Asset Allocation Targets per Prospectus

Equities
US Equities
Tax-Managed Large Cap Fund	50%
Tax-Managed Mid & Small Cap Fund	15
Quantitative Equity Fund	10
International Equities
International Securities Fund	20
Emerging Markets Fund	5

100

Investment Objectives of the Underlying Funds:

Tax-Managed Large Cap Fund

Seeks to provide long term capital growth on an after-tax basis.

Tax-Managed Mid & Small Cap Fund

Seeks to provide long term capital growth on an after-tax basis.

Quantitative Equity Fund

Seeks to provide long term capital growth.

International Securities Fund

Seeks to provide long term capital growth.

Emerging Markets Fund

Seeks to provide long term capital growth.

10	Notes to Financial Statements

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•	The value of swap agreements is equal to the Fund’s obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•	Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund)

Notes to Financial Statements	11

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is the Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.
The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund adopted the provisions of FIN 48 on November 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. At April 30, 2008, the Fund had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files a U.S. tax return. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal year ending October 31, 2005 through October 31, 2007, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

12	Notes to Financial Statements

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to wash sale deferrals and capital loss carryforwards. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Fund will vary.

Class Allocation

The Fund presented herein offers the following classes of shares: Class C, Class E and Class S (The Class E shares currently do not have any assets). All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Investment Transactions

Securities

During the period ended April 30, 2008, the Fund had purchases and sales of the Underlying Funds (excluding short-term investments) of $16,572,686 and $8,702,942, respectively.

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

Through December 31, 2007, RIMCo was the adviser and administrator of all of the Funds which comprise the Investment Company. Effective January 1, 2008, RIMCo advises the Fund and RFSC is the Fund’s administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation to RIMCo.

The advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the Fund and are payable monthly and total $89,826 and $22,456 respectively, for the period ended April 30, 2008.

The adviser has contractually agreed to waive the advisory fee at least through February 29, 2009. The amount of such waiver for the period ended April 30, 2008 was $89,826. The adviser does not have the ability to recover amounts waived for the period ended April 30, 2008 or previous periods.

Notes to Financial Statements	13

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Transfer and Dividend Disbursing Agent

Through December 31, 2007 RIMCo was the Transfer and Dividend Disbursing Agent. Effective January 1, 2008 RFSC serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo and RFSC is paid a fee for transfer agency and dividend disbursing services provided to the Fund. RIMCo and RFSC retain a portion of this fee for their services provided to the Fund and pay the balance to unaffiliated agents who assist in providing these services. Total fees for the Fund for the period ended April 30, 2008 were $67,369.

RFSC, as transfer agent, agreed to waive its transfer agency fees and to reimburse the Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses.

For the period ended April 30, 2008, the amount waived and reimbursed by RFSC as transfer agent amounted to $147,376.

Distributor and Shareholder Servicing

On June 2, 2008, Russell Fund Distributors Inc., a wholly owned subsidiary of RIMCo, changed its name to Russell Financial Services, Inc. (the “Distributor”) and serves as distributor for RIC, pursuant to the Distribution Agreement with the Investment Company.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of the Fund’s Class C shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents’ clients who beneficially own Class C and Class E shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class C and Class E shares of the fund may not exceed 6.25% and 6.25% respectively, of total gross sales, subject to certain exclusions. These limitations are imposed on each class of shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C and Class E shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended April 30, 2008 were as follows:

Administration fees	$3,559
Distribution fees	19,748
Shareholder servicing fees	6,583
Trustee fees	214

$30,104

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company, which has 44 Funds, and Russell Investment Funds (“RIF”), which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 ($52,000 prior to January 1, 2008) per year, $6,500 for each regular quarterly meeting attended in person, $2,500 ($2,000 prior to January 1, 2008) for each special meeting attended in person, and $2,500 ($2,000 prior to January 1, 2008) for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 ($500 prior to January 1, 2008) fee for attending quarterly and special meetings and a

14	Notes to Financial Statements

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

$500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chair person of the Board receives additional annual compensation of $52,000.

Transactions With Affiliated Companies

An affiliated company is a company in which a Fund has ownership of the voting securities or under common control. Transactions during the period ended April 30, 2008 with Underlying Funds which are or were an affiliated company are as follows:

Affiliate	Purchase Cost	Sales Cost	Income Distributions	Capital Gains Distributions

Quantitative Equity	$1,704,770	$929,359	$162,189	$573,159
Tax-Managed Large Cap Fund	4,880,913	3,887,232	355,732	—
Tax-Managed Mid & Small Cap Fund	3,250,240	1,874,187	145,925	1,024,811
Emerging Markets	1,655,849	819,764	368,239	637,629
International Securities	5,080,914	2,152,056	1,395,987	1,626,095

	$16,572,686	$9,662,598	$2,428,072	$3,861,694

5.	Federal Income Taxes

The Fund may have a net tax basis capital loss carryforward which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At October 31, 2007, available capital carryforwards of $2,165,730 expire on October 31, 2011.

At April 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Tax-Managed Global Equity Fund

Cost of Investments	$80,525,469

Unrealized Appreciation	$8,097,149
Unrealized Depreciation	—

Net Unrealized Appreciation (Depreciation)	$8,097,149

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended April 30, 2008 and October 31, 2007 were as follows:

	Shares		Dollars
	2008	2007	2008	2007

Class C
Proceeds from shares sold	1,075	628	$12,799	$7,461
Proceeds from reinvestment of distributions	65	18	758	202
Payments for shares redeemed	(380)	(261)	(4,334)	(3,092)

Net increase (decrease)	760	385	9,223	4,571

Class S
Proceeds from shares sold	866	1,470	10,501	17,195
Proceeds from reinvestment of distributions	98	86	1,176	982
Payments for shares redeemed	(1,431)	(1,139)	(16,942)	(13,553)

Net increase (decrease)	(467)	417	(5,265)	4,624

Total increase (decrease)	293	802	$3,958	$9,195

Notes to Financial Statements	15

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

7.	Interfund Lending Program

The Investment Company Fund has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Investment Company may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to the Fund’s fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity of additional borrowing costs. The Fund did not borrow from the program for the period ended April 30, 2008.

8.	Record Ownership

As of April 30, 2008, the Fund had one shareholder of record with greater than 10% of the total outstanding shares of the Fund in the amount of 15.66%.

9.	Subsequent Event

Effective September 2, 2008, Tax-Managed Global Equity Fund will change its name to the Russell Tax-Managed Global Equity Fund.

16	Notes to Financial Statements

Russell Investment Company (“RIC”)

Tax-Managed Global Equity Fund

Basis for Approval of Investment Advisory Contracts

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the ‘‘RIMCo Agreement’’) and the portfolio management contract (collectively, the ‘‘portfolio management contracts’’) with each Money Manager of the funds in which the Funds invest (the “Underlying Funds”) at a meeting held on April 22, 2008. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Fund, sales and redemptions of the Fund’s and Underlying Funds’ shares, and the management of the Fund and the Underlying Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Fund and the Underlying Funds; and (2) information (the ‘‘Third-Party Information’’) received from an independent, nationally recognized provider of investment company information comparing the performance of the Fund and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds (‘‘Comparable Funds’’) not managed by RIMCo, believed by the provider to be generally comparable in investment objectives and size to the Fund and the Underlying Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Fund and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Fund discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 21, 2008, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or management were present. At the April 22 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Fund and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of the Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of the Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of certain Underlying Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Underlying Fund’s cash reserves. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority granted by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. RIMCo’s goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a ‘‘segment’’) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be

Basis for Approval of Investment Advisory Contracts	17

Russell Investment Company (“RIC”)

Tax-Managed Global Equity Fund

Basis for Approval of Investment Advisory Contracts, continued

renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Funds’ investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund. The Board considered that the prospectuses for the Fund and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Fund or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of the Fund.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of the Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to the Fund and each Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided to the Fund or Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or Underlying Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly managed during the past year a portion—up to 10%—of the assets of each of the Quantitative Equity Fund and the International Securities Fund (each a ‘‘Participating Underlying Fund’’) utilizing a select holdings strategy, the actual allocation being determined by each Participating Underlying Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Underlying Fund is designed to increase the Participating Underlying Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Underlying Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Underlying Fund since implementation taking into account that the strategy has been utilized for a limited period of time. With respect to each Participating Underlying Fund, the Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

18	Basis for Approval of Investment Advisory Contracts

Russell Investment Company (“RIC”)

Tax-Managed Global Equity Fund

Basis for Approval of Investment Advisory Contracts, continued

In evaluating the reasonableness of the Funds’ and Underlying Funds’ investment advisory fees in light of Fund and Underlying Fund performance, the Board considered that RIMCo, in the Agreement Renewal Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Fund than that of some of its respective Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to the Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

The Board considered for the Fund and each Underlying Fund whether economies of scale have been realized and whether the fees for the Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the investment advisory fees for the Fund or Underlying Fund appropriately reflect any economies of scale realized by such Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Fund and other RIC funds under the Board’s supervision, including the Underlying Funds are lower, and may, in some cases, be substantially lower than the rates paid by RIC funds supervised by the Board, including the Fund. The Trustees considered the differences in the scope of services it provides to institutional clients and the funds under its supervision, including the Underlying Funds. In response to the Trustees’ inquiries, RIMCo has previously noted, among other things, that institutional clients have fewer administrative needs than the Fund. RIMCo has in the past noted that since the Fund must constantly issue and redeem its shares, it is more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years or presented at the April 22 Board meeting by RIMCo, the Board, in respect of the Fund and Underlying Funds, found, after giving effect to waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds, (1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Fund or Underlying Funds; (2) the relative expense ratio of the Fund and each Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Fund and each Underlying Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

The Board further concluded that, under the circumstances, the performance of the Fund did not support a determination against continuation of the RIMCo Agreement in respect of that Fund. The Board, in assessing the Funds’ performance, focused upon the Fund’s performance for the 1-, 3- and 5- year periods as most relevant.

The Third-Party Information showed that the Fund’s performance relative to its Comparable Funds was ranked in the second quintile for the 1-year period ended December 31, 2007; in the fourth quintile for the 3-year period ended such date; and in the third quintile for the 5-year period ended such date. RIMCo noted that the Fund, maintains a lower allocation to non-U.S. equity securities than the Comparable Funds. During the 5-year period, international developed markets have outperformed, putting the Fund at a relative disadvantage to its Comparable Funds. In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In assessing performance, the Board also considered RIMCo’s investment strategy of managing the Underlying Funds in a risk aware manner.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Fund and its shareholders and voted to approve the continuation of the Agreement.

At the April 22 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of the Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the

Basis for Approval of Investment Advisory Contracts	19

Russell Investment Company (“RIC”)

Tax-Managed Global Equity Fund

Basis for Approval of Investment Advisory Contracts, continued

Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the aggregate investment advisory fees paid by the Fund and each Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the information received from RIMCo in support of its recommendations at the April 22 meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of the Fund and Underlying Funds.

20	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Tax-Managed Global Equity Fund

Shareholder Requests for Additional Information — April 30, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	21

Russell Investment Company

Tax-Managed Global Equity Fund

Disclosure of Information about Fund Directors — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
#Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004 Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	53	None
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	53	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999-2006	53	• Director, Avista Corp; (electric utilities) • Trustee, Principal Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. • 2001–2003, Vice President and Chief Financial Officer, Janus Capital Group Inc.	53	None

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

22	Disclosure of Information about Fund Directors

Russell Investment Company

Tax-Managed Global Equity Fund

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Jonathan Fine Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	53	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	53	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, LifeVantage Corporation (health products company) • May 1999 to May 2003, President, Chief Executive Officer and Director, Berger Financial Group, LLC • May 1999 to May 2003, President and Trustee, Berger Funds	53	• Director, Sparx Asia Funds (investment company) • Director, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired	53	None

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Directors	23

Russell Investment Company

Tax-Managed Global Equity Fund

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
*George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	53	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee, RIC and RIF • Trustee of RIC and RIF until 2006 • Chairman of the Nominating and Governance Committee 2006	53	None

William E. Baxter, Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF until 2004	53	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001-2005	53	None

Eleanor W. Palmer, Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of RIC and RIF until 2004	53	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

24	Disclosure of Information about Fund Directors

Russell Investment Company

Tax-Managed Global Equity Fund

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name , Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RIF

•  Chairman of the Board, President and CEO, RIMCo

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  Until 2004, Managing Director of Individual Investor Services, FRC

•  2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•  Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•  Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC, RIF • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary FRC and RIA • Director and Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Counsel, RIC and RIF

Disclosure of Information about Fund Directors	25

Tax-Managed Global Equity Fund

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustees

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

William E. Baxter

Lee C. Gingrich

Eleanor W. Palmer

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers of Underlying Funds as of April 30, 2008

Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

Franklin Portfolio Associates, LLC, Boston, MA

Goldman Sachs Asset Management, L.P., New York, NY

Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Securities Fund

AllianceBernstein L.P., New York, NY

Altrinsic Global Advisors, LLC, Stamford, CT

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

UBS Global Asset Management (Americas) Inc., Chicago, IL

Wellington Management Company, LLP, Boston, MA

Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, London, United Kingdom

Harding, Loevner Management, L.P., Somerville, NJ

T. Rowe Price International, Inc., Baltimore, MD

UBS Global Asset Management (Americas) Inc., Chicago, IL

Tax-Managed Large Cap Fund

Armstrong Shaw Associates Inc., New Canaan, CT

J.P. Morgan Investment Management Inc., New York, NY

Palisades Investment Partners, LLC, Santa Monica, CA

Sands Capital Management, Inc., Arlington, VA

Turner Investment Partners, Inc., Berwyn, PA

Tax-Managed Mid & Small Cap Fund

Chartwell Investment Partners, Berwyn, PA

Netols Asset Management, Inc., Mequon, WI

Parametric Portfolio Associates LLC, Seattle, WA

Transamerica Investment Management, LLC, Los Angeles, CA

Turner Investment Partners, Inc., Berwyn, PA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

26	Manager, Money Managers and Service Providers

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-092

2008 SEMIANNUAL REPORT

Russell Flex Equity Fund*

APRIL 30, 2008

FUND	SHARE CLASS

Russell Flex Equity Fund	A, B

*	On March 4, 2008, the name of the Fund changed from Russell Multi-Manager Principal Protected Fund.

Russell Investment Company

Russell Investment Company is a series investment company with 44 different investment portfolios referred to as Funds. These financial statements report on one of these Funds.

Russell Investment Company

Russell Flex Equity Fund

Semiannual Report

April 30, 2008 (Unaudited)

Russell Investment Company - Russell Flex Equity Fund.

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Russell Flex Equity Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2007	$1,000.00	$1,000.00
Ending Account Value April 30, 2008	$981.70	$1,015.22
Expenses Paid During Period*	$9.56	$9.72

*	Expenses are equal to the Fund’s annualized expense ratio of 1.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class B	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value November 1, 2007	$1,000.00	$1,000.00
Ending Account Value April 30, 2008	$978.30	$1,011.49
Expenses Paid During Period*	$13.23	$13.45

*	Expenses are equal to the Fund’s annualized expense ratio of 2.69% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Shareholder Expense Example	3

Russell Investment Company

Russell Flex Equity Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.0%
Auto and Transportation - 3.0%
Autoliv, Inc.	500	31
C.H. Robinson Worldwide, Inc.	200	12
Delta Air Lines, Inc. (Æ)	1,000	8
FedEx Corp.	2,500	240
Forward Air Corp.	400	14
Genuine Parts Co.	2,300	98
Hub Group, Inc. Class A (Æ)	1,000	33
Kirby Corp. (Æ)	1,500	82
Old Dominion Freight Line, Inc. (Æ)	1,000	31
TRW Automotive Holdings Corp. (Æ)	1,500	38

		587

Consumer Discretionary - 15.4%
AutoNation, Inc. (Æ)	5,900	94
Brinker International, Inc.	3,400	77
Carnival Corp.	1,100	44
CBS Corp. Class B	7,100	164
Columbia Sportswear Co.	700	29
Convergys Corp. (Æ)	2,500	39
Costco Wholesale Corp.	3,400	242
DIRECTV Group, Inc. (The) (Æ)	6,600	163
DISH Network Corp. Class A (Æ)	5,000	149
eBay, Inc. (Æ)	2,100	66
Estee Lauder Cos., Inc. (The) Class A	3,800	173
Google, Inc. Class A (Æ)	640	368
Manpower, Inc.	1,800	121
Mattel, Inc.	6,400	120
McGraw-Hill Cos., Inc. (The)	4,000	164
Nike, Inc. Class B	2,900	194
Omnicom Group, Inc.	4,200	200
Penske Auto Group, Inc.	1,400	29
Sohu.com, Inc. (Æ)	500	35
Time Warner, Inc.	11,500	171
TJX Cos., Inc.	700	23
VF Corp.	2,400	179
WESCO International, Inc. (Æ)	1,000	37
Wolverine World Wide, Inc.	1,200	34
Yum! Brands, Inc.	1,700	69

		2,984

Consumer Staples - 5.6%
Colgate-Palmolive Co.	3,100	219
Kroger Co. (The)	6,700	183
Loews Corp. - Carolina Group	2,200	145
Pepsi Bottling Group, Inc.	4,400	148

	Principal Amount ($) or Shares	Market Value $
Safeway, Inc.	6,300	199
SYSCO Corp.	5,900	180

		1,074

Financial Services - 18.8%
ACE, Ltd.	3,100	187
Aflac, Inc.	800	53
Allstate Corp. (The)	3,800	191
Arch Capital Group, Ltd. (Æ)	1,000	71
Axis Capital Holdings, Ltd.	1,900	64
Bank of America Corp.	500	19
Bank of New York Mellon Corp. (The)	5,700	248
BlackRock, Inc.	350	71
Camden Property Trust (ö)	500	26
Cash America International, Inc.	800	33
CBL & Associates Properties, Inc. (ö)	1,900	47
Chubb Corp.	3,400	180
Cigna Corp.	1,300	55
Discover Financial Services	700	13
Equity Residential (ö)	500	21
Federated Investors, Inc. Class B	3,200	107
Goldman Sachs Group, Inc. (The)	700	134
Hartford Financial Services Group, Inc.	2,900	207
Hospitality Properties Trust (ö)	500	16
JPMorgan Chase & Co.	1,200	57
Lincoln National Corp.	3,200	172
Macerich Co. (The) (ö)	500	37
Mack-Cali Realty Corp. (ö)	700	27
MetLife, Inc.	2,200	134
National City Corp.	900	6
Northern Trust Corp.	2,800	207
PNC Financial Services Group, Inc.	2,900	201
Prologis (ö)	3,000	188
Prudential Financial, Inc.	3,200	242
RenaissanceRe Holdings, Ltd.	1,500	77
SEI Investments Co.	2,400	56
State Street Corp.	2,900	209
Sunstone Hotel Investors, Inc. (ö)	300	6
SunTrust Banks, Inc.	1,400	78
XL Capital, Ltd. Class A	5,400	188

		3,628

Health Care - 8.5%
AMERIGROUP Corp. (Æ)	500	13
Amgen, Inc. (Æ)	4,700	197
Boston Scientific Corp. (Æ)	8,400	112
Eli Lilly & Co.	4,900	236

4	Schedule of Investments

Russell Investment Company

Russell Flex Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Net, Inc. (Æ)	3,300	97
Humana, Inc. (Æ)	2,800	134
Johnson & Johnson	3,800	255
King Pharmaceuticals, Inc. (Æ)	7,200	67
Medco Health Solutions, Inc. (Æ)	4,600	228
Pfizer, Inc.	12,000	241
WellCare Health Plans, Inc. (Æ)	1,400	61

		1,641

Integrated Oils - 5.3%
Chevron Corp.	4,500	433
Exxon Mobil Corp.	4,200	391
Marathon Oil Corp.	4,300	196

		1,020

Materials and Processing - 5.4%
Domtar Corp. (Æ)	8,500	51
Dow Chemical Co. (The)	5,100	205
EI Du Pont de Nemours & Co.	4,400	215
EMCOR Group, Inc. (Æ)	700	18
Fluor Corp.	1,100	168
International Paper Co.	5,900	154
Jacobs Engineering Group, Inc. (Æ)	700	60
Lennox International, Inc.	1,200	40
Timken Co.	400	14
URS Corp. (Æ)	2,800	113

		1,038

Miscellaneous - 2.7%
3M Co.	2,900	223
Eaton Corp.	2,000	176
General Electric Co.	3,000	98
Tyco International, Ltd.	400	19

		516

Other Energy - 5.9%
Anadarko Petroleum Corp.	3,300	220
Apache Corp.	1,700	229
BJ Services Co.	400	11
FMC Technologies, Inc. (Æ)	700	47
Patterson-UTI Energy, Inc.	2,900	81
Pride International, Inc. (Æ)	2,300	98
Sunoco, Inc.	3,100	144
Superior Energy Services (Æ)	500	22
Transocean, Inc. (Æ)	629	93
Valero Energy Corp.	4,000	195

		1,140

	Principal Amount ($) or Shares	Market Value $
Producer Durables - 3.8%
Cummins, Inc.	2,800	176
Lexmark International, Inc. Class A (Æ)	2,400	75
Lincoln Electric Holdings, Inc.	500	38
Lockheed Martin Corp.	400	42
Manitowoc Co., Inc. (The)	700	27
Molex, Inc.	700	20
Northrop Grumman Corp.	2,700	199
Plantronics, Inc.	1,000	25
United Technologies Corp.	1,200	87
WW Grainger, Inc.	500	43

		732

Technology - 10.1%
Affiliated Computer Services, Inc. Class A (Æ)	1,600	85
Arrow Electronics, Inc. (Æ)	400	11
Avnet, Inc. (Æ)	2,500	65
Electronic Data Systems Corp.	9,700	180
General Dynamics Corp.	2,800	253
Harris Corp.	1,900	103
Ingram Micro, Inc.Class A (Æ)	3,400	58
International Business Machines Corp.	1,100	133
Jabil Circuit, Inc.	6,500	71
Motorola, Inc.	20,600	205
Nvidia Corp.	9,500	195
SAIC, Inc. (Æ)	2,900	55
Sanmina-SCI Corp. (Æ)	11,400	18
Scansource, Inc. (Æ)	600	15
Seagate Technology	6,300	119
Symantec Corp. (Æ)	9,700	167
Tellabs, Inc. (Æ)	2,700	14
Vishay Intertechnology, Inc. (Æ)	3,100	29
Western Digital Corp. (Æ)	5,800	168

		1,944

Utilities - 5.5%
American Electric Power Co., Inc.	4,600	205
AT&T, Inc.	2,800	109
Constellation Energy Group, Inc.	1,800	152
Duke Energy Corp.	9,900	181
Embarq Corp.	3,100	129
PG&E Corp.	3,300	132
Progress Energy, Inc.	3,400	143
Verizon Communications, Inc.	500	19

		1,070

Total Common Stocks
(cost $16,664)		17,374

Schedule of Investments	5

Russell Investment Company

Russell Flex Equity Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 10.6%
Russell Investment Company Money Market Fund	1,702,000	1,702
United States Treasury Bills (ç)(ž)(§)
1.221% due 06/26/08	350,000	349

Total Short-Term Investments
(cost $2,051)		2,051

Total Investments - 100.6%
(identified cost $18,715)		19,425

Other Assets and Liabilities, Net - (0.6%)		(107)

Net Assets - 100.0%		19,318

Futures Contracts (Number of Contracts)		Notional Amount	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME) expiration date 06/08 (29)	USD	2,010	25

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			25

See accompanying notes which are an integral part of the financial statements.

6	Schedule of Investments

Russell Investment Company

Russell Flex Equity Fund

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	3.0
Consumer Discretionary	15.4
Consumer Staples	5.6
Financial Services	18.8
Health Care	8.5
Integrated Oils	5.3
Materials and Processing	5.4
Miscellaneous	2.7
Other Energy	5.9
Producer Durables	3.8
Technology	10.1
Utilities	5.5
Short-Term Investments	10.6

Total Investments	100.6
Other Assets and Liabilities, Net	(0.6)

	100.0

Futures Contracts	—	*

*	Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments	7

Russell Investment Company

Russell Flex Equity Fund

Notes to Schedule of Investments — April 30, 2008 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.

8	Notes to Schedules of Investments

Russell Investment Company

Russell Flex Equity Fund

Statement of Assets and Liabilities — April 30, 2008 (Unaudited)

Amounts in thousands

Assets
Investments at market (identified cost $18,715)		$19,425
Receivables:
Dividends and interest		11
Dividends from affiliated money market funds		4
Investments sold		75
Prepaid expenses		26

Total assets		19,541

Liabilities
Payables:
Investments purchased	$108
Fund shares redeemed	25
Accrued fees to affiliates	50
Other accrued expenses	32
Daily variation margin on futures contracts	8

Total liabilities		223

Net Assets		$19,318

Net Assets Consist of:
Undistributed (overdistributed) net investment income		$47
Accumulated net realized gain (loss)		(483)
Unrealized appreciation (depreciation) on:
Investments		710
Futures contracts		24
Shares of beneficial interest		20
Additional paid-in capital		19,000

Net Assets		$19,318

Net Asset Value, per share:
Net asset value per share: Class A*		$9.90
Class A — Net assets		$373,197
Class A — Shares outstanding ($.01 par value)		37,686
Net asset value per share: Class B*		$9.62
Class B — Net assets		$18,944,706
Class B — Shares outstanding ($.01 par value)		1,968,470
* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	9

Russell Investment Company

Russell Flex Equity Fund

Statement of Operations — For the Period Ended April 30, 2008 (Unaudited)

Amounts in thousands

Investment Income
Dividends		$99
Dividends from affiliated money market funds		65
Interest		260

Total investment income		424

Expenses
Advisory fees	$122
Administrative fees	7
Custodian fees	35
Distribution fees - Class B	102
Transfer agent fees	35
Professional fees	48
Registration fees	10
Shareholder servicing fees - Class A	1
Shareholder servicing fees - Class B	34
Insurance policy fees	79
Miscellaneous	6

Expenses before reductions	479
Expense reductions	(108)

Net expenses		371

Net investment income (loss)		53

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(420)
Futures contracts	(36)	(456)

Net change in unrealized appreciation (depreciation) on:
Investments	(677)
Futures contracts	11	(666)

Net realized and unrealized gain (loss)		(1,122)

Net Increase (Decrease) in Net Assets from Operations		$(1,069)

See accompanying notes which are an integral part of the financial statements.

10	Statement of Operations

Russell Investment Company

Russell Flex Equity Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$53	$197
Net realized gain (loss)	(456)	1,868
Net change in unrealized appreciation (depreciation)	(666)	(336)

Net increase (decrease) in net assets from operations	(1,069)	1,729

Distributions
From net investment income
Class A	(6)	(20)
Class B	(185)	(203)
From net realized gain
Class A	(31)	(36)
Class B	(1,809)	(988)

Net decrease in net assets from distributions	(2,031)	(1,247)

Share Transactions
Net increase (decrease) in net assets from share transactions	(11,669)	(9,691)

Total Net Increase (Decrease) in Net Assets	(14,769)	(9,209)

Net Assets
Beginning of period	34,087	43,296

End of period	$19,318	$34,087

Undistributed (overdistributed) net investment income included in net assets	$47	$185

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	11

Russell Investment Company

Russell Flex Equity Fund

Financial Highlights - Class A

For a Share Outstanding Throughout Each Period.

		Fiscal Year Ended October 31,
	2008*	2007	2006	2005	2004	2003**

Net Asset Value, Beginning of Period	$10.80	$10.64	$10.43	$10.48	$10.31	$10.00

Income From Operations
Net investment income (loss) (a)	.06	.13	.12	.05	.02	.02
Net realized and unrealized gain (loss)	(.26)	.42	.43	(.02)	.25	.29

Total income (loss) from operations	(.20)	.55	.55	.03	.27	.31

Distributions
From net investment income	(.11)	(.14)	—	—	—	—	(f)
From net realized gain	(.59)	(.25)	(.34)	(.08)	(.10)	—

Total distributions	(.70)	(.39)	(.34)	(.08)	(.10)	—

Net Asset Value, End of Period	$9.90	$10.80	$10.64	$10.43	$10.48	$10.31

Total Return (%) (b)(c)	(1.83)	5.37	5.35	.31	2.61	3.17

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	373	1,408	1,548	1,883	2,567	3,521

Ratios to average net assets (%):
Operating expenses, net (d)(e)	1.94	2.10	2.10	2.09	2.10	2.02
Operating expenses, gross (d)	2.73	2.77	2.60	2.36	2.34	2.24
Net investment income (loss) (d)(e)	1.10	1.24	1.14	.46	.19	.27

Portfolio turnover rate (%) (b)	294	155	74	79	81	38

*	For the period ended April 30, 2008 (Unaudited).
**	For the period January 21, 2003 (commencement of operations) to October 31, 2003.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(d)	The ratios for periods less than one year are annualized.
(e)	May reflect amounts waived and/or reimbursed by RIMCo and/or RFSC, and custody credit arrangements.
(f)	Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

12	Financial Highlights - Class A

Russell Investment Company

Russell Flex Equity Fund

Financial Highlights - Class B

For a Share Outstanding Throughout Each Period.

		Fiscal Year Ended October 31,
	2008*	2007	2006	2005	2004	2003**

Net Asset Value, Beginning of Period	$10.50	$10.35	$10.22	$10.35	$10.26	$10.00

Income From Operations
Net investment income (loss) (a)	.02	.05	.04	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss)	(.25)	.41	.43	(.02)	.25	.30

Total income (loss) from operations	(.23)	.46	.47	(.05)	.19	.26

Distributions
From net investment income	(.06)	(.06)	—	—	—	— (f)
From net realized gain	(.59)	(.25)	(.34)	(.08)	(.10)	—

Total distributions	(.65)	(.31)	(.34)	(.08)	(.10)	—

Net Asset Value, End of Period	$9.62	$10.50	$10.35	$10.22	$10.35	$10.26

Total Return (%) (b)(c)	(2.17)	4.51	4.65	(.47)	1.83	2.60

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	18,945	32,679	41,748	56,526	73,969	86,075

Ratios to average net assets (%):
Operating expenses, net (d)(e)	2.69	2.85	2.85	2.84	2.85	2.79
Operating expenses, gross (d)	3.47	3.52	3.35	3.11	3.09	3.01
Net investment income (loss) (d)(e)	.37	.49	.40	(.29)	(.56)	(.49)

Portfolio turnover rate (%) (b)	294	155	74	79	81	38

*	For the period ended April 30, 2008 (Unaudited).
**	For the period January 21, 2003 (commencement of operations) to October 31, 2003.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(d)	The ratios for periods less than one year are annualized.
(e)	May reflect amounts waived and/or reimbursed by RIMCo and/or RFSC and custody credit arrangements.
(f)	Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B	13

Russell Investment Company

Russell Flex Equity Fund

Notes to Financial Statements — April 30, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 44 different investment portfolios referred to as Funds. These financial statements report on one of these Funds (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the adviser, administrator and transfer agent of the Fund, providing advisory, administrative and transfer agency services to the Fund. Effective January 1, 2008, RIMCo is the Fund’s adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Fund’s administrator and transfer agent. There was no change in the services provided to the Fund or in aggregate fees paid by the Fund for advisory, administrative and transfer agency services.

The Fund had an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but were not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. During the Guarantee Period, the Fund sought some capital growth, while seeking to preserve principal. Provided that all dividends and distributions received from the Fund had been reinvested and no shares had been redeemed by a shareholder, the Fund guaranteed that the amount distributed, if any, to each shareholder at the end of the Guarantee Period (3/3/08) would be no less than the value of that shareholder’s investment as of the inception of the Guarantee Period less certain expenses. The Fund’s Guarantee was backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation (“Ambac”), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund paid to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholder’s account was less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund would have been unable to meet its obligations under the Guarantee. If the Fund had been unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the insurance policy would have required Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which commenced immediately following the Guarantee Period, the Fund seeks capital growth. The following table presents the time periods of the Fund’s three phases:

Offering Period	01/21/03 - 02/27/03
Guarantee Period	03/03/03 - 03/03/08
Post Guarantee Period Commencement	03/04/08

The Guarantee Maturity Date was March 3, 2008, with a guarantee amount for Class A Shares was $8.56 and for Class B Shares was $8.64. The actual Net Asset Value for Class A and B Shares on March 3, 2008 was $9.60 and $9.34 respectively.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund values portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

14	Notes to Financial Statements

Russell Investment Company

Russell Flex Equity Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Ordinarily, the Fund values each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

Short-term investments purchased by the Fund and maturing within 60 days of the date of purchase are valued at “amortized cost” unless the Board of Trustees determines that amortized cost does not represent fair value.

•

The value of swap agreements is equal to the Fund’s obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange in which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Fund’s net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for the Fund when the Fund deems that the particular event or circumstance would materially affect the Fund’s net asset value. Investments in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; a company development; a natural disaster; or an armed conflict.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Notes to Financial Statements	15

Russell Investment Company

Russell Flex Equity Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is the Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income provision was required for the Fund.

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund adopted the provisions of FIN 48 on November 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. At April 30, 2008, the Fund had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expects to take in future tax returns.

The Fund files a U. S. tax return. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal year ending October 31, 2005 through October 31, 2007, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends and capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investments for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in futures, wash sale deferrals, and certain securities sold at a loss.

Expenses

The Fund will pay its own expenses other than those expressly assumed by RIMCo or RFSC. Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation

The Fund presented herein offers the following classes of shares: Class A and Class B. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Class B Shares were purchased at net asset value without paying an initial sales charge. However, if a shareholder redeemed his or her Class B Shares within five years of the purchase date, the shareholder paid a deferred sales charge calculated as a percentage of net asset value at time of purchase. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of Shares based upon the relative proportion of net assets of each class. Class B Shares, along with their pro rata reinvested dividend shares, automatically convert to Class A Shares eight years after purchase.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund’s Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

16	Notes to Financial Statements

Russell Investment Company

Russell Flex Equity Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

The Fund typically uses derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Fund may pursue its strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Fund to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Options

The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates.

Futures Contracts

The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Swap Agreements

The Fund may enter into several different types of agreements including interest rate and index swaps.

The Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund’s investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard Index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

Notes to Financial Statements	17

Russell Investment Company

Russell Flex Equity Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

The Fund may enter into interest rate swap agreements, on either an asset-based or liability basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Fund’s obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. To the extent that the Fund enters into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund’s obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Investment Transactions

Securities

During the period ended April 30, 2008, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were $34,953,821 and $47,328,529, respectively.

Custodian

The Fund has entered into arrangements with its Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund’s expenses. During the period ended April 30, 2008, the Fund’s custodian fees were reduced $3,305 under these arrangements which are included in expense reductions on the Statement of Operations.

Brokerage Commissions

The Funds effect certain transactions through BNY ConvergeFX Group — LJR Recapture Services (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for RIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to RIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

LJR may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the

18	Notes to Financial Statements

Russell Investment Company

Russell Flex Equity Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo’s research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

Effective January 1, 2008, transactions effected through LJR are used solely to generate commission rebates to the Funds and no longer to obtain research services.

Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

Through December 31, 2007, RIMCo was the adviser and administrator of all of the Funds which comprise the Investment Company. Effective January 1, 2008, RIMCo advises the Fund and RFSC is the Fund’s administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation to RIMCo.

The Fund is permitted to invest its cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the RIC Money Market Fund. As of April 30, 2008, $1,702,000 of the RIC Money Market Fund’s net assets represents investments by this Fund.

The advisory and administrative fees are based upon the average daily net assets of the Fund and the rate specified in the table below. The advisory and administrative fees are payable monthly and total $121,947 and $6,929, respectively, for the period ended April 30, 2008.

	Annual Rate
	Advisory	Administrative
Guarantee Period	0.88%	0.05%
Post Guarantee Period	0.88	0.05

Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) and subject to possible reimbursement to the investment adviser within three years, the adviser had contractually agreed to waive, during the Guarantee Period ended March 3, 2008, up to the full amount of its 0.93% combined advisory and administrative fees and to reimburse the Fund to the extent that expenses for Class A and Class B Shares exceeded 2.10% and 2.85%, respectively, of average net assets on an annualized basis. Certain expenses that were not covered by the Expense Limitation Agreement, such as extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business, would have reduced the Guaranteed Amount.

To the extent fees were waived by the Adviser during the Guarantee Period, the Fund may reimburse the Adviser for any reductions in the Fund’s expenses during the three years following the reduction if such reimbursement is requested by the Adviser, if such reimbursement can be achieved within the specified expense limitation and if the Board of Trustees approves the reimbursement as not inconsistent with the best interest of the Fund. For the periods ended April 30, 2008, October 31, 2007 and October 31, 2006, the Adviser has not recouped waivers of $81,808, $255,941 and $249,134, respectively.

The adviser was paid an advisory fee equal to 0.88% of the Fund’s average daily net assets during the Guarantee Period. From March 3, 2008 to April 30, 2008, the investment adviser waived 0.13% of its 0.88% advisory fee and then reimbursed the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.18% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Beginning on May 1, 2008 the investment adviser will waive 0.13% of its 0.88% advisory fee and then reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.96% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2008 was $105,049.

Transfer and Dividend Disbursing Agent

Through December 31, 2007 RIMCo was the Transfer and Disbursing Agent. Effective January 1, 2008 RFSC serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo and RFSC are paid a fee for transfer

Notes to Financial Statements	19

Russell Investment Company

Russell Flex Equity Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

agency and dividend disbursing services provided to the Fund. RIMCo and RFSC retain a portion of this fee for its services provided to the Fund and pay the balance to unaffiliated agents who assist in providing these services. Total fees for the Fund presented herein for the period ended April 30, 2008 were $34,644.

Distributor and Shareholder Servicing

On June 2, 2008, Russell Fund Distributors, Inc., a wholly owned subsidiary of RIMCo, changed its name to Russell Financial Services, Inc. (the “Distributor”) and serves as distributor for RIC, pursuant to the Distribution Agreement with the Investment Company.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class B Shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund’s Class B Shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents’ clients who beneficially own Class A or Class B Shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of this Fund’s Class A and Class B Shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Fund may not exceed 7.25% of total gross sales, subject to certain exclusions. This 7.25% limitation is imposed at the class level on each of the Class A Shares and the Class B Shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A and Class B Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended April 30, 2008 were as follows:

Advisory fees	$24,233
Administration fees	818
Distribution fees	12,029
Shareholder servicing fees	4,132
Transfer agent fees	8,965

$50,177

Affiliated Brokerage Commissions

The Funds will effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers and for each Fund’s cash reserves.

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company, which has 44 Funds, and RIF, which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 ($52,000 prior to January 1, 2008) per year, $6,500 for each regular quarterly meeting attended in person, $2,500 ($2,000 prior to January 1, 2008) for each special meeting attended in person, and $2,500 ($2,000 prior to January 1, 2008) for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 ($500 prior to January 1, 2008) fee for attending quarterly and special meetings and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also

20	Notes to Financial Statements

Russell Investment Company

Russell Flex Equity Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chair person of the Board receives additional annual compensation of $52,000.

5.	Federal Income Taxes

The Fund may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At October 31, 2007, the Fund had no capital loss carryforwards.

At April 30, 2008, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$18,742,857

Unrealized Appreciation	1,186,883
Unrealized Depreciation	(504,971)

Net Unrealized Appreciation (Depreciation)	$681,912

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended April 30, 2008 and October 31, 2007 were as follows:

	Shares		Dollars
	2008	2007	2008	2007

Class A
Proceeds from shares sold	—	—	$—	$—
Proceeds from reinvestment of distributions	4	5	35	56
Payments for shares redeemed	(97)	(20)	(998)	(216)

Net increase (decrease)	(93)	(15)	(963)	(160)

Class B
Proceeds from shares sold	—	—	$—	$—
Proceeds from reinvestment of distributions	192	110	1,860	1,118
Payments for shares redeemed	(1,336)	(1,034)	(12,566)	(10,649)

Net increase (decrease)	(1,144)	(924)	(10,706)	(9,531)

Total increase (decrease)	(1,237)	(939)	$(11,669)	$(9,691)

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended April 30, 2008, the Funds did not borrow through the interfund lending program.

8.	Record Ownership

As of April 30, 2008, the Fund had no shareholders of record with greater than 10% of the total outstanding shares.

Notes to Financial Statements	21

Russell Investment Company (“RIC”)

Russell Flex Equity Fund

Basis for Approval of Investment Advisory Contracts

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract (the “portfolio management contract”) with the sole money manager of the Fund, Jacobs Levy Equity Management, Inc. (the “Equity Money Manager”), at a meeting held on April 22, 2008. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Fund, sales and redemptions of the Fund’s shares, and the management of the Fund by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Fund; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of the Fund and its operating expenses over various periods of time with other peer funds (“Comparable Funds”) not managed by RIMCo, believed by the provider to be generally comparable in investment objectives and size to the Fund. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Fund and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Fund discussing the legal standards for their consideration of the proposed continuances of the RIMCo Agreement and the portfolio management contract and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 21, 2008, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or Fund management were present. At the April 22 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contract with management and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Fund and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the RIMCo Agreement and the portfolio management contract, the Board considered that, during the five-year period ended March 3, 2008 (the “Guarantee Period”), the Fund’s investment objective was “seeks some capital growth, while seeking to preserve principal.” During the Guarantee Period, the Fund maintained a financial guarantee insurance agreement (the “financial guarantee insurance agreement”) that, among other things, prescribed the Fund’s allocation to equity securities. On March 3, 2008, the financial guarantee insurance agreement terminated and the Fund’s investment objective changed to “seek capital growth.”

The Board also considered that the Fund, in employing a manager-of-managers method of investment, operates in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. At times, RIMCo has engaged multiple unaffiliated money managers for the Fund, although the Fund’s portfolio currently is managed by the Equity Money Manager.

The Board considered that RIMCo (rather than the Equity Money Manager or any other money manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for the Fund. During any periods in which multiple money managers have managed the Fund, assets of the Fund were allocated among the money managers. RIMCo directly manages the investment of the Fund’s cash reserves. RIMCo also may manage directly any portion of the Fund’s assets that RIMCo determines not to allocate to the money managers and portions of the Fund during transitions between money managers. Assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, one or more money managers for the Fund and, if more than one money manager has been selected, for actively managing allocations and reallocations of its assets among the money managers. RIMCo’s goal is to construct and manage diversified portfolios in a risk aware manner. Each money manager for the Fund, including the Equity Money Manager, in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon its selection of portfolio securities and the money manager’s specified role in the Fund. RIMCo is responsible for communicating performance expectations to each money manager; supervising compliance by each money manager with the Fund’s investment objective and policies; authorizing each money manager to engage in certain investment strategies for the Fund; and recommending annually to the Board whether each

22	Basis for Approval of Investment Advisory Contracts

Russell Investment Company (“RIC”)

Russell Flex Equity Fund

Basis for Approval of Investment Advisory Contracts, continued

portfolio management contract should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of each portfolio management contract, RIMCo is responsible for recommending to the Board the restructuring of Fund segments among money managers (if more than one money manager has been selected by RIMCo) and additions of new money managers or replacements of existing money managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each money manager intended to capitalize on the strengths of that money manager or, if more than one money manager has been selected by RIMCo, to coordinate the investment activities of the money managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of each money manager is made not only on the basis of performance considerations but anticipated compatibility with any other money managers in the Fund. In light of the foregoing, the overall performance of the Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective money manager with a particular investment style or sub-style for the Fund or, where multiple money managers have been selected, a Fund segment that is complementary to the styles of the money managers of any other Fund segments, and allocating assets among money managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectus for the Fund and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for the Fund, rather than the investment selection role of the Fund’s money managers, including the Equity Money Manager, and describe the manner in which the Fund operates so that investors may take that information into account when deciding to purchase shares of the Fund.

The Board also considered the special expertise of RIMCo with respect to the manager-of-managers structure of the Fund and the likelihood that, at the current expense ratio of the Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of the Fund selected by shareholders in purchasing their shares, especially in light of the Fund’s small size.

In addition to the recent changes in the Fund’s investment program following the end of the Guarantee Period and the general factors relating to the manager-of-managers structure of the Fund, the Trustees considered, with respect to the Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for the Equity Money Manager and any other money managers of the Fund that may be engaged;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

At the April 22 Board meeting, RIMCo and management discussed the reasonableness of the Fund’s investment advisory fees.

With regard to fees and expenses, the Third-Party Information showed that the Fund’s contractual management fees and total expenses relative to its Comparable Funds were ranked in the fifth quintile for the 1-year period ended December 31, 2007 but the Fund’s net management fee (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the investment advisors to the Comparable Funds) relative to the Comparable Funds was ranked in the first quintile. In assessing the Fund’s contractual fees and total expenses, the Board considered that maintaining the financial guarantee insurance agreement involved fees and expenses that put the Fund at a relative disadvantage to its Comparable Funds, which were not subject to such fees and expenses. At the April 22 Board meeting, RIMCo agreed to implement an additional non-contractual waiver/reimbursement of 0.22% per annum of average daily net assets for the Fund. This new waiver/reimbursement, effective May 1, 2008, is voluntary and may be terminated by RIMCo at any time. This new waiver/reimbursement was reviewed and considered appropriate in light of the changes in the Fund’s investment objective following expiration of the Guarantee Period and termination of the financial insurance guarantee agreement, based upon funds with similar investment objectives to that of the Fund after the Guarantee Maturity Date.

At the April 22 Board meeting, the Board considered for the Fund whether economies of scale have been realized and whether the fees for the Fund appropriately reflect or should be revised to reflect any such economies. The Board noted that Fund assets have

Basis for Approval of Investment Advisory Contracts	23

Russell Investment Company (“RIC”)

Russell Flex Equity Fund

Basis for Approval of Investment Advisory Contracts, continued

been declining rather than increasing. In addition, the Board noted that the Fund’s net management fee relative to its Comparable Funds was ranked in the first quintile, according to the Third-Party Information. The Board determined that, after giving effect to any applicable fee or expense cap waivers or reimbursements (including the new waivers/reimbursements described above), the level and structure of the management fee for the Fund is appropriate. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of funds under its supervision are lower, and may, in some cases, be substantially lower than the rates paid by such funds. The Trustees considered the differences in the scope of services RIMCo provides to institutional clients and the funds under its supervision and that institutional clients have fewer administrative needs than the Fund and the other funds supervised by the Board. RIMCo has noted that since the funds supervised by the Board must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years or presented at the April 22 Board meeting by RIMCo, the Board, in respect of the Fund, found, after giving effect to existing and proposed applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of its Comparable Funds, (1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Fund; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

The Board also concluded that the performance of the Fund, in light of its particular circumstances, supported continuation of the RIMCo Agreement. The Third-Party Information showed that the Fund’s performance relative to its Comparable Funds was ranked in the fifth quintile for the 1- and 3-year periods ended December 31, 2007. In explaining the Fund’s performance, RIMCo noted in the Agreement Renewal Materials that, as discussed above, the Fund’s investment objective during the Guarantee Period the Fund’s investment objective was “seeks some capital growth, while seeking to preserve principal.” During the Guarantee Period, the Fund generally had a lower allocation to equities than its Comparable Funds because of the market environments at the time of the Fund’s “inception.” The Fund’s allocation to equities during the Guarantee Period was not determined by RIMCo, but rather was prescribed contractually by the terms of the financial guarantee insurance agreement. According to RIMCo, the Comparable Funds were not required to abide by predetermined allocation rules or maintain financial guarantees and incur related fees.

In evaluating performance, the Board considered the Fund’s absolute performance and its performance relative to appropriate benchmarks and indices, as well as its Comparable Funds. The Board also considered RIMCo’s investment strategy of managing the Fund in a risk-aware manner. Lastly, the Board noted that, with the expiration of the Guarantee Period and termination of the financial guarantee insurance agreement, the investment program of the Fund has changed subsequent to the periods covered by the Third-Party Information regarding Fund performance.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Fund and its shareholders and voted to approve the continuation of the Agreement.

At the April 22 Board meeting, with respect to the evaluation of the terms of the portfolio management contract with the Equity Money Manager, the Board received and considered information from RIMCo reporting for the Money Manager, among other things, the Equity Money Manager’s performance over various periods; RIMCo’s assessment of the performance of the Equity Money Manager; any significant business relationships between the Equity Money Manager and RIMCo or Russell Financial Services, Inc., the Fund’s underwriter; and RIMCo’s recommendation to retain the Equity Money Manager at the current fee rate. RIMCo has advised the Board that it does not regard money manager profitability as relevant to its evaluation of the portfolio management contracts with money managers because the willingness of money managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by money managers, including the Equity Money Manager, to other clients; and RIMCo believes that the fee agreed upon with the Equity Money Manager is reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the aggregate investment advisory fees paid by the Fund and the fact that the Equity Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the information received from RIMCo in support of its recommendation at the April 22 meeting, the Board concluded that the fee paid to the Equity Money Manager is reasonable in light

24	Basis for Approval of Investment Advisory Contracts

Russell Investment Company (“RIC”)

Russell Flex Equity Fund

Basis for Approval of Investment Advisory Contracts, continued

of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with the Equity Money Manager would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management agreement with the Equity Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered.

Basis for Approval of Investment Advisory Contracts	25

Russell Investment Company

Russell Flex Equity Fund

Shareholder Requests for Additional Information — April 30, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Ambac Assurance Corporation, a Wisconsin domiciled stock insurance company (the “Insurer”), was the issuer of a financial guarantee policy for the benefit of shareholders of the Fund. If the Fund was unable to meet its obligations under the guarantee on the Guarantee Maturity Date, the insurance policy required Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective guaranteed amounts on the Guarantee Maturity Date. Ambac is a wholly-owned subsidiary of AFG, a publicly-held company. AFG is subject to the informational requirements of the Securities Exchange Act, and in accordance therewith files reports and other information with the SEC. Such reports and other information, including AFG’s most recent annual or quarterly report, may be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

26	Shareholder Requests for Additional Information

Russell Investment Company

Russell Flex Equity Fund

Disclosure of Information about Fund Directors — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
#Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004 Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	53	None
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	53	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	53	• Director, Avista Corp; (electric utilities) • Trustee, Principal Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. • 2001–2003, Vice President and Chief Financial Officer, Janus Capital Group Inc.	53	None

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Directors	27

Russell Investment Company

Russell Flex Equity Fund

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Jonathan Fine Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	53	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	53	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, LifeVantage Corporation (health products company) • May 1999 to May 2003, President, Chief Executive Officer and Director, Berger Financial Group, LLC • May 1999 to May 2003, President and Trustee, Berger Funds	53	• Director, Sparx Asia Funds (investment company) • Director, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired	53	None

28	Disclosure of Information about Fund Directors

Russell Investment Company

Russell Flex Equity Fund

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
*George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	53	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee, RIC and RIF • Trustee of RIC and RIF until 2006 • Chairman of the Nominating and Governance Committee 2006	53	None

William E. Baxter, Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF until 2004	53	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001-2005	53	None

Eleanor W. Palmer, Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of RIC and RIF until 2004	53	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Directors	29

Russell Investment Company

Russell Flex Equity Fund

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RIF

•  Chairman of the Board, President and CEO, RIMCo

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  Until 2004, Managing Director of Individual Investor Services, FRC

•  2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•  Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•  Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC, RIF • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary FRC and RIA • Director and Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Counsel, RIC and RIF

30	Disclosure of Information about Fund Directors

Russell Investment Company

Russell Flex Equity Fund

Matter Submitted to a Vote of Shareholders — April 30, 2008 (Unaudited)

There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Russell Investment Company (“the Investment Company”) held at 909 A Street, Tacoma, Washington on October 3, 2007, which was adjourned until October 25, 2007. The October 25, 2007 meeting was adjourned until November 9, 2007.

THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

The result of each vote accompany the description of each matter

1. Election of Trustees.

Vote:

	For	Against
Greg J. Stark	6,275,366,242.443	238,500,496.197
Thaddas L. Alston	6,275,783,094.828	238,083,643.812
Kristianne Blake	6,438,961,734.968	74,905,003.672
Daniel P. Connealy	6,441,243,550.495	72,623,188.145
Jonathan Fine	6,434,295,116.486	79,571,622.154
Raymond P. Tennison, Jr.	6,439,922,643.918	73,944,094.722
Jack R. Thompson	6,441,278,003.434	72,588,735.206
Julie W. Weston	6,440,367,146.888	73,499,591.752

2. Approve Changes to the Liquidation Provision of the Master Trust Agreement.

Vote:

	For	Against	Abstain
Russell Multi-Manager Principal Protected Fund*	1,187,048.000	109,196.000	100,481.000

3. Approve Changes to the Reorganization Provision of the Master Trust Agreement.

Vote:

	For	Against	Abstain
Russell Multi-Manager Principal Protected Fund*	1,199,888.000	103,878.000	92,959.000

* On March 4, 2008, the name of the Fund changed to the Russell Flex Equity Fund.

Matter Submitted to a Vote of Shareholders	31

Russell Flex Equity Fund

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustees

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

William E. Baxter

Lee C. Gingrich

Eleanor W. Palmer

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers as of April 30, 2008

Jacobs Levy Equity Management, Inc., Florham Park, NJ

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

32	Adviser, Money Managers and Service Providers

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-095

2008 SEMIANNUAL REPORT

LifePoints® Funds

APRIL 30, 2008

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2010 Strategy Fund	A, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

In Retirement Fund	R1, R2, R3

2017 Retirement Distribution Fund — A Shares

2017 Accelerated Distribution Fund — A Shares

2027 Extended Distribution Fund — A Shares

2017 Retirement Distribution Fund — S Shares

2017 Accelerated Distribution Fund — S Shares

2027 Extended Distribution Fund — S Shares

Russell Investment Company

Russell Investment Company is a series investment company with 44 different investment portfolios referred to as Funds. These financial statements report on twenty-one of these Funds.

Russell Investment Company

LifePoints® Funds

Semiannual Report

April 30, 2008 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Conservative Strategy Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$994.30	$1,023.62
Expenses Paid During Period*	$1.24	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$990.20	$1,019.89
Expenses Paid During Period*	$4.95	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$993.40	$1,023.62
Expenses Paid During Period*	$1.24	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Conservative Strategy Fund	3

Russell Investment Company

Conservative Strategy Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$995.30	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$993.50	$1,023.62
Expenses Paid During Period*	$1.24	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$992.30	$1,022.38
Expenses Paid During Period*	$2.48	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$995.40	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

4	Conservative Strategy Fund

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.8%
Other Russell Investment Company Series Mutual Funds

Bonds - 79.8%
Multistrategy Bond Fund	29,139,182	298,385
Short Duration Bond Fund	5,260,736	99,428

		397,813

Domestic Equities - 14.0%
Diversified Equity Fund	652,369	29,833
Quantitative Equity Fund	692,926	24,855
Real Estate Securities Fund	352,181	14,901

		69,589

International Equities - 6.0%
Global Equity Fund	1,005,708	9,987
International Securities Fund	291,578	19,935

		29,922

Total Investments - 99.8%
(identified cost $479,323)		497,324

Other Assets and Liabilities, Net - 0.2%		768

Net Assets - 100.0%		498,092

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	79.8
Domestic Equities	14.0
International Equities	6.0

Total Investments	99.8
Other Assets and Liabilities, Net	0.2

100.0

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	5

Russell Investment Company

Moderate Strategy Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$965.60	$1,023.62
Expenses Paid During Period*	$1.22	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$961.50	$1,019.89
Expenses Paid During Period*	$4.88	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$964.80	$1,023.62
Expenses Paid During Period*	$1.22	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

6	Moderate Strategy Fund

Russell Investment Company

Moderate Strategy Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$965.90	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$965.80	$1,023.62
Expenses Paid During Period*	$1.22	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$964.60	$1,022.38
Expenses Paid During Period*	$2.44	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$966.80	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Moderate Strategy Fund	7

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.8%
Other Russell Investment Company Series Mutual Funds

Bonds - 59.9%
Multistrategy Bond Fund	72,207,463	739,404

Domestic Equities - 25.9%
Diversified Equity Fund	2,694,819	123,234
Quantitative Equity Fund	3,435,575	123,234
Real Estate Securities Fund	873,794	36,971
Special Growth Fund	851,456	36,970

		320,409

International Equities - 14.0%
Emerging Markets Fund	1,115,240	24,647
Global Equity Fund	3,723,084	36,970
International Securities Fund	1,622,212	110,911

		172,528

Total Investments - 99.8%
(identified cost $1,176,964)		1,232,341

Other Assets and Liabilities, Net - 0.2%		2,474

Net Assets - 100.0%		1,234,815

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	59.9
Domestic Equities	25.9
International Equities	14.0

Total Investments	99.8
Other Assets and Liabilities, Net	0.2

100.0

See accompanying notes which are an integral part of the financial statements.

8	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$940.90	$1,023.62
Expenses Paid During Period*	$1.21	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$937.60	$1,019.89
Expenses Paid During Period*	$4.82	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$941.00	$1,023.62
Expenses Paid During Period*	$1.21	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Balanced Strategy Fund	9

Russell Investment Company

Balanced Strategy Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$942.30	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$940.50	$1,023.62
Expenses Paid During Period*	$1.21	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$939.90	$1,022.38
Expenses Paid During Period*	$2.41	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$942.30	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

10	Balanced Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 40.0%
Multistrategy Bond Fund	223,565,667	2,289,312

Domestic Equities - 38.9%
Diversified Equity Fund	18,782,230	858,911
Quantitative Equity Fund	23,935,082	858,552
Real Estate Securities Fund	6,713,428	284,045
Special Growth Fund	5,275,289	229,053

		2,230,561

International Equities - 21.0%
Emerging Markets Fund	7,791,093	172,183
Global Equity Fund	23,084,737	229,232
International Securities Fund	11,723,013	801,502

		1,202,917

Total Investments - 99.9%
(identified cost $5,410,680)		5,722,790

Other Assets and Liabilities, Net - 0.1%		4,230

Net Assets - 100.0%		5,727,020

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	40.0
Domestic Equities	38.9
International Equities	21.0

Total Investments	99.9
Other Assets and Liabilities, Net	0.1

100.0

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	11

Russell Investment Company

Growth Strategy Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$916.70	$1,023.62
Expenses Paid During Period*	$1.19	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$913.10	$1,019.89
Expenses Paid During Period*	$4.76	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$916.80	$1,023.62
Expenses Paid During Period*	$1.19	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

12	Growth Strategy Fund

Russell Investment Company

Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$917.50	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$916.30	$1,023.62
Expenses Paid During Period*	$1.19	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$915.30	$1,022.38
Expenses Paid During Period*	$2.38	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$917.50	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Growth Strategy Fund	13

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 19.7%
Multistrategy Bond Fund	78,729,662	806,192

Domestic Equities - 52.9%
Diversified Equity Fund	18,767,717	858,248
Quantitative Equity Fund	22,624,396	811,537
Real Estate Securities Fund	6,036,411	255,400
Special Growth Fund	5,617,500	243,912

		2,169,097

International Equities - 27.3%
Emerging Markets Fund	7,583,081	167,586
Global Equity Fund	24,872,260	246,981
International Securities Fund	10,302,442	704,378

		1,118,945

Total Investments - 99.9%
(identified cost $3,906,413)		4,094,234

Other Assets and Liabilities, Net - 0.1%		2,667

Net Assets - 100.0%		4,096,901

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	19.7
Domestic Equities	52.9
International Equities	27.3

Total Investments	99.9
Other Assets and Liabilities, Net	0.1

100.0

See accompanying notes which are an integral part of the financial statements.

14	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$892.20	$1,023.62
Expenses Paid During Period*	$1.18	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$889.10	$1,019.89
Expenses Paid During Period*	$4.70	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$892.50	$1,023.62
Expenses Paid During Period*	$1.18	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Equity Growth Strategy Fund	15

Russell Investment Company

Equity Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$893.60	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$892.00	$1,023.62
Expenses Paid During Period*	$1.18	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$890.50	$1,022.38
Expenses Paid During Period*	$2.35	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$892.90	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

16	Equity Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 64.9%
Diversified Equity Fund	11,822,956	540,664
Quantitative Equity Fund	14,482,315	519,481
Real Estate Securities Fund	3,436,640	145,404
Special Growth Fund	3,352,538	145,567

		1,351,116

International Equities - 35.0%
Emerging Markets Fund	4,711,913	104,133
Global Equity Fund	14,664,424	145,618
International Securities Fund	6,997,710	478,433

		728,184

Total Investments - 99.9%
(identified cost $1,969,053)		2,079,300

Other Assets and Liabilities, Net - 0.1%		1,737

Net Assets - 100.0%		2,081,037

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Domestic Equities	64.9
International Equities	35.0

Total Investments	99.9
Other Assets and Liabilities, Net	0.1

100.0

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	17

Russell Investment Company

2010 Strategy Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$971.40	$1,023.62
Expenses Paid During Period*	$1.23	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$971.70	$1,023.62
Expenses Paid During Period*	$1.23	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$972.70	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

18	2010 Strategy Fund

Russell Investment Company

2010 Strategy Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$972.00	$1,023.62
Expenses Paid During Period*	$1.23	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$970.40	$1,022.38
Expenses Paid During Period*	$2.45	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$973.60	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2010 Strategy Fund	19

Russell Investment Company

2010 Strategy Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 64.0%
Fixed Income III Fund	2,493,021	25,952
Short Duration Bond Fund	91,507	1,730

		27,682

Domestic Equities - 23.6%
Equity I Fund	126,506	3,928
Equity II Fund	45,820	1,040
Equity Q Fund	122,916	3,932
Real Estate Securities Fund	30,542	1,292

		10,192

International Equities - 12.4%
Emerging Markets Fund	31,444	695
Global Equity Fund	122,173	1,213
International Fund	83,133	3,462

		5,370

Total Investments - 100.0%
(identified cost $43,599)		43,244

Other Assets and Liabilities, Net - 0.0%		5

Net Assets - 100.0%		43,249

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	64.0
Domestic Equities	23.6
International Equities	12.4

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

20	2010 Strategy Fund

Russell Investment Company

2015 Strategy Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2008 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,024.00	$1,004.10
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,024.00	$1,003.89
Expenses Paid During Period*	$0.21	$0.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the 30-day period annualized), multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,024.00	$1,003.69
Expenses Paid During Period*	$0.41	$0.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the 30-day period annualized), multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2015 Strategy Fund	21

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 54.0%
Fixed Income III Fund	24,462	255

Domestic Equities - 29.9%
Equity I Fund	1,747	54
Equity II Fund	686	16
Equity Q Fund	1,695	54
Real Estate Securities Fund	401	17

		141

International Equities - 16.1%
Emerging Markets Fund	491	11
Global Equity Fund	1,567	16
International Fund	1,189	49

		76

Total Investments - 100.0%
(identified cost $465)		472

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		472

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	54.0
Domestic Equities	29.9
International Equities	16.1

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

22	2015 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$943.50	$1,023.62
Expenses Paid During Period*	$1.21	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$943.50	$1,023.62
Expenses Paid During Period*	$1.21	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$945.30	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2020 Strategy Fund	23

Russell Investment Company

2020 Strategy Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$943.70	$1,023.62
Expenses Paid During Period*	$1.21	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$942.20	$1,022.38
Expenses Paid During Period*	$2.41	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$944.50	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed by investment advisor. Without the waiver and/or reimbursement, expenses would have been higher.

24	2020 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 42.1%
Fixed Income III Fund	4,209,904	43,825

Domestic Equities - 37.6%
Equity I Fund	485,672	15,080
Equity II Fund	179,360	4,070
Equity Q Fund	471,413	15,080
Real Estate Securities Fund	117,427	4,969

		39,199

International Equities - 20.3%
Emerging Markets Fund	137,026	3,028
Global Equity Fund	409,005	4,061
International Fund	337,454	14,052

		21,141

Total Investments - 100.0%
(identified cost $104,582)		104,165

Other Assets and Liabilities, Net - 0.0%		9

Net Assets - 100.0%		104,174

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	42.1
Domestic Equities	37.6
International Equities	20.3

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund	25

Russell Investment Company

2025 Strategy Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2008 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,033.00	$1,004.10
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,032.00	$1,003.89
Expenses Paid During Period*	$0.21	$0.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the 30-day period annualized), multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,032.00	$1,003.69
Expenses Paid During Period*	$0.42	$0.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the 30-day period annualized), multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

26	2025 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 26.2%
Fixed Income III Fund	37,105	386

Domestic Equities - 48.6%
Equity I Fund	8,919	277
Equity II Fund	3,493	79
Equity Q Fund	8,660	277
Real Estate Securities Fund	1,955	83

		716

International Equities - 25.2%
Emerging Markets Fund	2,481	55
Global Equity Fund	8,020	79
International Fund	5,707	238

		372

Total Investments - 100.0%
(identified cost $1,463)		1,474

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		1,474

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	26.2
Domestic Equities	48.6
International Equities	25.2

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund	27

Russell Investment Company

2030 Strategy Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$900.20	$1,023.62
Expenses Paid During Period*	$1.18	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$900.90	$1,023.62
Expenses Paid During Period*	$1.18	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$902.00	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

28	2030 Strategy Fund

Russell Investment Company

2030 Strategy Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$900.40	$1,023.62
Expenses Paid During Period*	$1.18	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$899.90	$1,022.38
Expenses Paid During Period*	$2.36	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$901.20	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2030 Strategy Fund	29

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Fixed Income III Fund	834,797	8,690

Domestic Equities - 59.0%
Equity I Fund	640,783	19,897
Equity II Fund	247,828	5,623
Equity Q Fund	621,918	19,895
Real Estate Securities Fund	132,889	5,622

		51,037

International Equities - 31.0%
Emerging Markets Fund	176,651	3,904
Global Equity Fund	566,507	5,625
International Fund	415,764	17,313

		26,842

Total Investments - 100.0%
(identified cost $86,289)		86,569

Other Assets and Liabilities, Net - 0.0%		2

Net Assets - 100.0%		86,571

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	10.0
Domestic Equities	59.0
International Equities	31.0

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

30	2030 Strategy Fund

Russell Investment Company

2035 Strategy Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2008 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,040.00	$1,004.10
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,039.00	$1,003.89
Expenses Paid During Period*	$0.21	$0.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the 30-day period annualized), multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,039.00	$1,003.69
Expenses Paid During Period*	$0.42	$0.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the 30-day period annualized), multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2035 Strategy Fund	31

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.1%
Fixed Income III Fund	12,649	132

Domestic Equities - 58.8%
Equity I Fund	9,687	301
Equity II Fund	3,742	85
Equity Q Fund	9,375	300
Real Estate Securities Fund	1,984	84

		770

International Equities - 31.1%
Emerging Markets Fund	2,690	59
Global Equity Fund	8,609	85
International Fund	6,329	264

		408

Total Investments - 100.0%
(identified cost $1,296)		1,310

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		1,310

Presentation of Portfolio Holdings — April 30, (Unaudited)

Categories	% of Net Assets

Bonds	10.1
Domestic Equities	58.8
International Equities	31.1

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

32	2035 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$889.90	$1,023.62
Expenses Paid During Period*	$1.17	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$889.40	$1,023.62
Expenses Paid During Period*	$1.17	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$891.10	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2040 Strategy Fund	33

Russell Investment Company

2040 Strategy Fund

Shareholder Expense Example, continued — April 30, 2008 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$889.70	$1,023.62
Expenses Paid During Period*	$1.17	$1.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$888.90	$1,022.38
Expenses Paid During Period*	$2.35	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$891.10	$1,024.86
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

34	2040 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Fixed Income III Fund	577,971	6,017

Domestic Equities - 59.0%
Equity I Fund	443,751	13,778
Equity II Fund	171,647	3,895
Equity Q Fund	430,754	13,780
Real Estate Securities Fund	92,016	3,893

		35,346

International Equities - 31.0%
Emerging Markets Fund	122,147	2,700
Global Equity Fund	392,282	3,895
International Fund	287,871	11,987

		18,582

Total Investments - 100.0%
(identified cost $59,575)		59,945

Other Assets and Liabilities, Net - (0.0%)		(9)

Net Assets - 100.0%		59,936

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	10.0
Domestic Equities	59.0
International Equities	31.0

Total Investments	100.0
Other Assets and Liabilities, Net	(—	)*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund	35

Russell Investment Company

2045 Strategy Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2008 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,040.00	$1,004.10
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,040.00	$1,003.89
Expenses Paid During Period*	$0.21	$0.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the 30-day period annualized), multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,040.00	$1,003.69
Expenses Paid During Period*	$0.42	$0.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the 30-day period annualized), multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

36	2045 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Fixed Income III Fund	10,306	107

Domestic Equities - 59.0%
Equity I Fund	7,947	247
Equity II Fund	3,073	69
Equity Q Fund	7,714	247
Real Estate Securities Fund	1,648	70

		633

International Equities - 31.0%
Emerging Markets Fund	2,185	48
Global Equity Fund	7,023	70
International Fund	5,153	215

		333

Total Investments - 100.0%
(identified cost $1,059)		1,073

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		1,073

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	10.0
Domestic Equities	59.0
International Equities	31.0

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund	37

Russell Investment Company

2050 Strategy Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2008 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,051.00	$1,004.10
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,051.00	$1,003.89
Expenses Paid During Period*	$0.21	$0.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the 30-day period annualized), multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,050.00	$1,003.69
Expenses Paid During Period*	$0.42	$0.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the 30-day period annualized), multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

38	2050 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 9.6%
Fixed Income III Fund	2,893	30

Domestic Equities - 59.0%
Equity I Fund	2,347	73
Equity II Fund	904	20
Equity Q Fund	2,264	72
Real Estate Securities Fund	489	21

		186

International Equities - 31.4%
Emerging Markets Fund	660	15
Global Equity Fund	2,092	21
International Fund	1,520	63

		99

Total Investments - 100.0%
(identified cost $301)		315

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		315

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	9.6
Domestic Equities	59.0
International Equities	31.4

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund	39

Russell Investment Company

In Retirement Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2008 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,020.00	$1,004.10
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,020.00	$1,003.89
Expenses Paid During Period*	$0.21	$0.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the 30-day period annualized), multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
April 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,020.00	$1,003.69
Expenses Paid During Period*	$0.41	$0.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the 30-day period annualized), multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

40	In Retirement Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 67.7%
Fixed Income III Fund	17,587	183
Short Duration Bond Fund	1,287	24

		207

Domestic Equities - 21.2%
Equity I Fund	817	25
Equity II Fund	244	6
Equity Q Fund	788	25
Real Estate Securities Fund	216	9

		65

International Equities - 11.1%
Emerging Markets Fund	172	4
Global Equity Fund	815	8
International Fund	518	22

		34

Total Investments - 100.0%
(identified cost $303)		306

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		306

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	67.7
Domestic Equities	21.2
International Equities	11.1

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund	41

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$965.00	$1,015.70
Expenses Paid During Period*	$0.81	$0.83

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the 121-day period annualized), multiplied by the average account value over the period, multiplied by 121/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

42	2017 Retirement Distribution Fund — A Shares

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 64.9%
Diversified Equity Fund	548	25
Quantitative Equity Fund	669	24
Real Estate Securities Fund	160	7
Special Growth Fund	155	7

		63

International Equities - 35.1%
Emerging Markets Fund	224	5
Global Equity Fund	688	7
International Securities Fund	325	22

		34

Total Investments - 100.0%
(identified cost $98)		97

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		97

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Domestic Equities	64.9
International Equities	35.1

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund — A Shares	43

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$952.10	$1,015.70
Expenses Paid During Period*	$0.81	$0.83

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the 121-day period annualized), multiplied by the average account value over the period, multiplied by 121/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

44	2017 Accelerated Distribution Fund — A Shares

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 75.8%
Multistrategy Bond Fund	7,006	72

Domestic Equities - 15.8%
Diversified Equity Fund	134	6
Quantitative Equity Fund	163	6
Real Estate Securities Fund	39	2
Special Growth Fund	38	1

		15

International Equities - 8.4%
Emerging Markets Fund	55	1
Global Equity Fund	168	2
International Securities Fund	79	5

		8

Total Investments - 100.0%
(identified cost $95)		95

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		95

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	75.8
Domestic Equities	15.8
International Equities	8.4

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2017 Accelerated Distribution Fund — A Shares	45

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$944.60	$1,015.70
Expenses Paid During Period*	$0.80	$0.83

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the 121-day period annualized), multiplied by the average account value over the period, multiplied by 121/366 (to reflect the period since commencement of operations). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

46	2027 Extended Distribution Fund — A Shares

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 68.1%
Multistrategy Bond Fund	6,244	64

Domestic Equities - 21.3%
Diversified Equity Fund	174	8
Quantitative Equity Fund	211	8
Real Estate Securities Fund	51	2
Special Growth Fund	49	2

		20

International Equities - 10.6%
Emerging Markets Fund	71	1
Global Equity Fund	217	2
International Securities Fund	103	7

		10

Total Investments - 100.0%
(identified cost $95)		94

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		94

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	68.1
Domestic Equities	21.3
International Equities	10.6

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2027 Extended Distribution Fund — A Shares	47

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$938.00	$1,016.53
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

48	2017 Retirement Distribution Fund — S Shares

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 64.5%
Diversified Equity Fund	1,134	52
Quantitative Equity Fund	1,386	49
Real Estate Securities Fund	326	14
Special Growth Fund	321	14

		129

International Equities - 35.5%
Emerging Markets Fund	457	10
Global Equity Fund	1,415	14
International Securities Fund	677	47

		71

Total Investments - 100.0%
(identified cost $202)		200

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		200

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Domestic Equities	64.5
International Equities	35.5

Total Investments	100.0
Other Assets and Liabilities, Net	—	*

	100.0

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund — S Shares	49

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$960.10	$1,016.53
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

50	2017 Accelerated Distribution Fund — S Shares

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 85.6%
Other Russell Investment Company Series Mutual Funds

Bonds - 71.5%
Multistrategy Bond Fund	21,753	223

Domestic Equities - 9.3%
Diversified Equity Fund	251	12
Quantitative Equity Fund	307	11
Real Estate Securities Fund	73	3
Special Growth Fund	71	3

		29

International Equities - 4.8%
Emerging Markets Fund	101	2
Global Equity Fund	315	3
International Securities Fund	150	10

		15

Total Investments - 85.6%
(identified cost $266)		267

Other Assets and Liabilities, Net - 14.4%		45

Net Assets - 100.0%		312

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	71.5
Domestic Equities	9.3
International Equities	4.8

Total Investments	85.6
Other Assets and Liabilities, Net	14.4

100.0

See accompanying notes which are an integral part of the financial statements.

2017 Accelerated Distribution Fund — S Shares	51

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2008 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2008	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$944.20	$1,016.53
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

52	2027 Extended Distribution Fund — S Shares

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 90.7%
Other Russell Investment Company Series Mutual Funds

Bonds - 72.1%
Multistrategy Bond Fund	34,023	348

Domestic Equities - 12.0%
Diversified Equity Fund	507	23
Quantitative Equity Fund	622	23
Real Estate Securities Fund	145	6
Special Growth Fund	144	6

		58

International Equities - 6.6%
Emerging Markets Fund	204	5
Global Equity Fund	633	6
International Securities Fund	303	21

		32

Total Investments - 90.7%
(identified cost $434)		438

Other Assets and Liabilities, Net - 9.3%		45

Net Assets - 100.0%		483

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Bonds	72.1
Domestic Equities	12.0
International Equities	6.6

Total Investments	90.7
Other Assets and Liabilities, Net	9.3

100.0

See accompanying notes which are an integral part of the financial statements.

2027 Extended Distribution Fund — S Shares	53

Russell Investment Company

LifePoints® Funds

Statements of Assets and Liabilities — April 30, 2008 (Unaudited)

Amounts in thousands	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund

Assets
Investments, at identified cost	$479,323	$1,176,964	$5,410,680	$3,906,413
Investments, at market	497,324	1,232,341	5,722,790	4,094,234
Receivables:
Investments sold	—	—	14,686	3,229
Fund shares sold	2,735	27,054	15,964	7,817
From Affiliates	95	198	880	634
Prepaid expenses	38	44	83	65

Total assets	500,192	1,259,637	5,754,403	4,105,979

Liabilities
Payables:
Investments purchased	602	22,451	—	—
Fund shares redeemed	1,246	1,812	24,694	7,191
Accrued fees to affiliates	208	501	2,541	1,779
Other accrued expenses	44	58	148	108

Total liabilities	2,100	24,822	27,383	9,078

Net Assets	$498,092	$1,234,815	$5,727,020	$4,096,901

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(216)	$(481)	$(2,385)	$(1,675)
Accumulated net realized gain (loss)	2,796	20,212	156,024	184,238
Unrealized appreciation (depreciation) on investments	18,001	55,377	312,110	187,821
Shares of beneficial interest	472	1,120	4,973	3,500
Additional paid-in capital	477,039	1,158,587	5,256,298	3,723,017

Net Assets	$498,092	$1,234,815	$5,727,020	$4,096,901

See accompanying notes which are an integral part of the financial statements.

54	Statements of Assets and Liabilities

Equity Growth Strategy Fund	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund

$1,969,053	$43,599	$465	$104,582	$1,463	$83,289
2,079,300	43,244	472	104,165	1,474	86,569

5,703	—	10	—	—	—
4,871	34	—	166	—	411
323	41	8	41	9	42
51	7	—	10	—	7

2,090,248	43,326	490	104,382	1,483	87,029

—	15	—	107	—	391
8,232	19	9	49	—	18
906	9	—	22	—	19
73	34	9	30	9	30

9,211	77	18	208	9	458

$2,081,037	$43,249	$472	$104,174	$1,474	$86,571

$(852)	$(11)	$2	$(23)	$1	$(16)
75,948	(8)	—	(1,188)	—	(3,378)
110,247	(355)	7	(417)	11	280
1,817	40	—	93	1	76
1,893,877	43,583	463	105,709	1,461	89,609

$2,081,037	$43,249	$472	$104,174	$1,474	$86,571

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	55

Russell Investment Company

LifePoints® Funds

Statements of Assets and Liabilities, continued — April 30, 2008 (Unaudited)

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A*	$10.54	$11.02	$11.52	$11.71
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.18	$11.69	$12.22	$12.42
Class A — Net assets	$63,581,103	$227,144,749	$1,365,631,098	$1,064,908,305
Class A — Shares outstanding ($.01 par value)	6,034,166	20,619,509	118,557,209	90,953,365
Net asset value per share: Class C*	$10.49	$10.96	$11.45	$11.62
Class C — Net assets	$92,579,335	$258,417,815	$1,697,793,619	$1,105,354,728
Class C — Shares outstanding ($.01 par value)	8,824,502	23,575,803	148,321,301	95,139,904
Net asset value per share: Class E*	$10.56	$11.02	$11.54	$11.73
Class E — Net assets	$83,631,013	$196,109,959	$716,851,212	$574,008,066
Class E — Shares outstanding ($.01 par value)	7,916,560	17,788,826	62,101,726	48,951,409
Net asset value per share: Class R1*	$10.59	$11.06	$11.60	$11.79
Class R1 — Net assets	$2,948,164	$3,484,943	$33,101,335	$20,020,708
Class R1 — Shares outstanding ($.01 par value)	278,315	314,995	2,853,542	1,697,724
Net asset value per share: Class R2*	$10.55	$11.02	$11.53	$11.73
Class R2 — Net assets	$6,284,631	$14,891,408	$52,295,339	$31,335,833
Class R2 — Shares outstanding ($.01 par value)	595,497	1,351,731	4,535,776	2,671,412
Net asset value per share: Class R3*	$10.59	$11.06	$11.54	$11.75
Class R3 — Net assets	$194,411,401	$364,245,297	$1,178,680,202	$891,072,170
Class R3 — Shares outstanding ($.01 par value)	18,349,913	32,946,352	102,100,554	75,847,839
Net asset value per share: Class S*	$10.60	$11.06	$11.60	$11.79
Class S — Net assets	$54,655,862	$170,520,452	$682,667,000	$410,201,619
Class S — Shares outstanding ($.01 par value)	5,156,131	15,420,396	58,839,776	34,784,063

*	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

56	Statements of Assets and Liabilities

Equity Growth Strategy Fund	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund

$11.74	$10.71	$—	$11.20	$—	$11.32
$12.46	$11.36	$—	$11.88	$—	$12.01
$380,254,592	$1,403,970	$—	$1,888,289	$—	$3,308,366
32,388,641	131,084	—	168,602	—	292,161
$11.09	$—	$—	$—	$—	$—
$597,938,718	$—	$—	$—	$—	$—
53,938,549	—	—	—	—	—
$11.53	$10.72	$—	$11.20	$—	$11.33
$282,284,170	$5,338,115	$—	$9,907,932	$—	$10,367,141
24,491,715	497,870	—	884,635	—	914,915
$11.71	$10.73	$10.24	$11.21	$10.33	$11.34
$10,271,725	$6,085,221	$266,657	$20,182,612	$1,267,801	$11,498,316
877,313	567,165	26,034	1,800,897	122,745	1,014,359
$11.53	$10.72	$10.24	$11.19	$10.32	$11.31
$33,697,459	$6,929,849	$102,436	$22,150,884	$103,226	$19,580,227
2,922,525	646,642	10,000	1,980,015	10,000	1,730,491
$11.49	$10.71	$10.24	$11.17	$10.32	$11.32
$473,625,386	$14,455,884	$102,416	$36,680,274	$103,205	$29,987,754
41,218,042	1,349,941	10,000	3,282,833	10,000	2,649,618
$11.71	$10.74	$—	$11.20	$—	$11.33
$302,964,454	$9,036,252	$—	$13,363,921	$—	$11,829,299
25,869,174	841,723	—	1,192,755	—	1,043,754

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	57

Russell Investment Company

LifePoints® Funds

Statements of Assets and Liabilities, continued — April 30, 2008 (Unaudited)

Amounts in thousands	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund

Assets
Investments, at identified cost	$1,296	$59,575	$1,059	$301
Investments, at market	1,310	59,945	1,073	315
Receivables:
Investments sold	—	—	15	—
Fund shares sold	—	246	—	—
From Transfer Agent	9	37	9	9
Prepaid expenses	—	8	—	—

Total assets	1,319	60,236	1,097	324

Liabilities
Payables:
Investments purchased	—	211	—	—
Fund shares redeemed	—	45	15	—
Accrued fees to affiliates	—	15	—	—
Other accrued expenses	9	29	9	9

Total liabilities	9	300	24	9

Net Assets	$1,310	$59,936	$1,073	$315

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1	$(15)	$1	$1
Accumulated net realized gain (loss)	—	(2,535)	—	—
Unrealized appreciation (depreciation) on investments	14	370	14	14
Shares of beneficial interest	1	53	1	—
Additional paid-in capital	1,294	62,063	1,057	300

Net Assets	$1,310	$59,936	$1,073	$315

See accompanying notes which are an integral part of the financial statements.

58	Statements of Assets and Liabilities

In Retirement Fund	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares	2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares

$303	$98	$95	$95	$202	$266	$434
306	97	95	94	200	267	438

—	—	—	—	—	—	—
—	—	—	—	—	45	45
8	56	56	56	56	56	56
—	—	—	—	—	—	—

314	153	151	150	256	368	539

—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
8	56	56	56	56	56	56

8	56	56	56	56	56	56

$306	$97	$95	$94	$200	$312	$483

$3	$—	$1	$1	$—	$1	$1
—	(3)	(6)	(5)	(4)	(5)	(7)
3	(1)	—	(1)	(2)	1	4
—	—	—	—	—	—	—
300	101	100	99	206	315	485

$306	$97	$95	$94	$200	$312	$483

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	59

Russell Investment Company

LifePoints® Funds

Statements of Assets and Liabilities, continued — April 30, 2008 (Unaudited)

	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A*	$—	$11.37	$—	$—
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$—	$12.07	$—	$—
Class A — Net assets	$—	$1,665,675	$—	$—
Class A — Shares outstanding ($.01 par value)	—	146,440	—	—
Net asset value per share: Class C*	$—	$—	$—	$—
Class C — Net assets	$—	$—	$—	$—
Class C — Shares outstanding ($.01 par value)	—	—	—	—
Net asset value per share: Class E*	$—	$11.38	$—	$—
Class E — Net assets	$—	$6,378,177	$—	$—
Class E — Shares outstanding ($.01 par value)	—	560,299	—	—
Net asset value per share: Class R1*	$10.40	$11.39	$10.40	$10.51
Class R1 — Net assets	$1,101,840	$4,801,504	$864,801	$105,085
Class R1 — Shares outstanding ($.01 par value)	105,991	421,433	83,125	10,000
Net asset value per share: Class R2*	$10.39	$11.38	$10.40	$10.51
Class R2 — Net assets	$103,931	$13,775,875	$104,012	$105,064
Class R2 — Shares outstanding ($.01 par value)	10,000	1,210,721	10,000	10,000
Net asset value per share: Class R3*	$10.39	$11.36	$10.40	$10.50
Class R3 — Net assets	$103,910	$26,722,858	$103,990	$105,042
Class R3 — Shares outstanding ($.01 par value)	10,000	2,351,781	10,000	10,000
Net asset value per share: Class S*	$—	$11.39	$—	$—
Class S — Net assets	$—	$6,591,453	$—	$—
Class S — Shares outstanding ($.01 par value)	—	578,551	—	—

*	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

60	Statements of Assets and Liabilities

In Retirement Fund	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares	2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares

$—	$11.17	$10.84	$10.87	$—	$—	$—

$—	$10.52	$10.21	$10.25	$—	$—	$—
$—	$96,537	$95,252	$94,416	$—	$—	$—
—	9,173	9,325	9,215	—	—	—
$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$—	$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
$10.20	$—	$—	$—	$—	$—	$—
$102,028	$—	$—	$—	$—	$—	$—
10,000	—	—	—	—	—	—
$10.20	$—	$—	$—	$—	$—	$—
$102,007	$—	$—	$—	$—	$—	$—
10,000	—	—	—	—	—	—
$10.20	$—	$—	$—	$—	$—	$—
$101,986	$—	$—	$—	$—	$—	$—
10,000	—	—	—	—	—	—
$—	$—	$—	$—	$10.50	$10.18	$10.23
$—	$—	$—	$—	$199,762	$312,026	$482,838
—	—	—	—	19,020	30,644	47,185

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	61

Russell Investment Company

LifePoints® Funds

Statements of Operations — For the Period Ended April 30, 2008 (Unaudited)

Amounts in thousands	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund

Investment Income
Income distributions from Underlying Funds	$13,925	$40,027	$201,201	$149,963

Expenses
Advisory fees	484	1,198	5,635	4,032
Administrative fees	121	299	1,409	1,008
Custodian fees	26	27	30	28
Distribution fees - Class A	77	267	1,657	1,276
Distribution fees - Class C	321	962	6,271	4,076
Distribution fees - Class R3	242	463	1,490	1,114
Transfer agent fees	242	599	4,222	3,315
Professional fees	23	28	60	49
Registration fees	44	57	134	113
Shareholder servicing fees - Class C	107	321	2,090	1,359
Shareholder servicing fees - Class E	105	248	888	718
Shareholder servicing fees - Class R2	6	14	52	33
Shareholder servicing fees - Class R3	242	463	1,490	1,114
Trustees’ fees	5	12	58	41
Printing fees	10	25	114	84
Offering fees	—	—	—	—
Miscellaneous	4	12	55	40

Expenses before reductions	2,059	4,995	25,655	18,400
Expense reductions	(959)	(2,257)	(11,717)	(8,710)

Net expenses	1,100	2,738	13,938	9,690

Net investment income (loss)	12,825	37,289	187,263	140,273

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(836)	(2,178)	(20,552)	(9,895)
Capital gain distributions from Underlying Funds	6,105	33,183	241,180	228,693

Net realized gain (loss)	5,269	31,005	220,628	218,798
Net change in unrealized appreciation (depreciation) on investments	(21,259)	(113,046)	(767,237)	(732,102)

Net realized and unrealized gain (loss)	(15,990)	(82,041)	(546,609)	(513,304)

Net Increase (Decrease) in Net Assets from Operations	$(3,165)	$(44,752)	$(359,346)	$(373,031)

*	For the period March 31, 2008 (commencement of operations) to April 30, 2008.

See accompanying notes which are an integral part of the financial statements.

62	Statements of Operations

Equity Growth Strategy Fund	2010 Strategy Fund	2015 Strategy Fund*	2020 Strategy Fund	2025 Strategy Fund*	2030 Strategy Fund

$82,078	$1,177	$2	$3,193	$1	$2,658

2,040	38	—	94	—	74
510	9	—	23	—	19
26	24	1	24	1	24
460	2	—	2	—	4
2,211	—	—	—	—	—
600	19	—	46	—	34
1,728	9	—	23	—	19
35	14	4	17	5	16
83	31	2	34	2	32
737	—	—	—	—	—
351	6	—	12	—	12
35	6	—	20	—	18
600	19	—	46	—	34
21	1	—	1		1
41	1	1	2		1
—	—	—	—	1	—
21	—	—	—	—	—

9,499	179	8	344	9	288
(4,505)	(127)	(8)	(218)	(9)	(186)

4,994	52	—	126	—	102

77,084	1,125	2	3,067	1	2,556

(10,496)	(830)	—	(4,653)	—	(7,396)
147,451	907	—	3,804	—	4,409

136,955	77	—	(849)	—	(2,987)
(462,441)	(2,074)	7	(7,124)	11	(6,324)

(325,486)	(1,997)	7	(7,973)	11	(9,311)

$(248,402)	$(872)	$9	$(4,906)	$12	$(6,755)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	63

Russell Investment Company

LifePoints® Funds

Statements of Operations, continued — For the Period Ended April 30, 2008 (Unaudited)

Amounts in thousands	2035 Strategy Fund*	2040 Strategy Fund	2045 Strategy Fund*	2050 Strategy Fund*

Investment Income
Income distributions from Underlying Funds	$1	$2,030	$1	$1

Expenses
Advisory fees	—	53	—	—
Administrative fees	—	13	—	—
Custodian fees	1	23	1	1
Distribution fees - Class A	—	2	—	—
Distribution fees - Class C	—	—	—	—
Distribution fees - Class R3	—	33	—	—
Transfer agent fees	—	13	—	—
Professional fees	5	16	5	5
Registration fees	2	32	2	2
Shareholder servicing fees - Class C	—	—	—	—
Shareholder servicing fees - Class E	—	7	—	—
Shareholder servicing fees - Class R2	—	13	—	—
Shareholder servicing fees - Class R3	—	33	—	—
Trustees’ fees	—	1	—	—
Printing fees	—	1	—	—
Offering fees	1	—	1	1
Miscellaneous	—	1	—

Expenses before reductions	9	241	9	9
Expense reductions	(9)	(153)	(9)	(9)

Net expenses	—	88	—	—

Net investment income (loss)	1	1,942	1	1

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	—	(5,874)	—	—
Capital gain distributions from Underlying Funds	—	3,478	—	—

Net realized gain (loss)	—	(2,396)	—	—
Net change in unrealized appreciation (depreciation) on investments	14	(5,013)	14	14

Net realized and unrealized gain (loss)	14	(7,409)	14	14

Net Increase (Decrease) in Net Assets from Operations	$15	$(5,467)	$15	$15

*	For the period March 31, 2008 (commencement of operations) to April 30, 2008.

**	For the period December 31, 2007 (commencement of operations) to April 30, 2008.

See accompanying notes which are an integral part of the financial statements.

64	Statements of Operations

In Retirement Fund*	2017 Retirement Distribution Fund - A Shares**	2017 Accelerated Distribution Fund - A Shares**	2027 Extended Distribution Fund - A Shares**	2017 Retirement Distribution Fund - S Shares**	2017 Accelerated Distribution Fund - S Shares**	2027 Extended Distribution Fund - S Shares**

$3	$—	$1	$1	$—	$1	$1

—	—	—	—	—	—	—
—	—	—	—	—	—	—
1	1	1	1	1	1	1
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
4	9	9	9	9	9	9
2	18	18	18	18	18	18
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	1	1	1	1	1	1
1	26	26	26	26	26	26
—	1	1	1	1	1	1

8	56	56	56	56	56	56
(8)	(56)	(56)	(56)	(56)	(56)	(56)

—	—	—	—	—	—	—

3	—	1	1	—	1	1

—	(3)	(6)	(5)	(4)	(5)	(7)
—	—	—	—	—	—	—

—	(3)	(6)	(5)	(4)	(5)	(7)
3	(1)	—	(1)	(2)	1	4

3	(4)	(6)	(6)	(6)	(4)	(3)

$6	$(4)	$(5)	$(5)	$(6)	$(3)	$(2)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	65

Russell Investment Company

LifePoints® Funds

Statements of Changes in Net Assets

	Conservative Strategy Fund		Moderate Strategy Fund
Amounts in thousands	Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$12,825	$16,736	$37,289	$39,583
Net realized gain (loss)	5,269	5,410	31,005	30,238
Net change in unrealized appreciation (depreciation)	(21,259)	7,488	(113,046)	43,281

Net increase (decrease) in net assets from operations	(3,165)	29,634	(44,752)	113,102

Distributions
From net investment income
Class A	(1,615)	(1,943)	(6,948)	(6,742)
Class C	(2,141)	(2,638)	(7,515)	(7,593)
Class E	(2,370)	(3,215)	(6,486)	(7,166)
Class R1	(67)	(40)	(77)	(30)
Class R2	(154)	(93)	(309)	(103)
Class R3	(5,215)	(6,806)	(11,590)	(12,703)
Class S	(1,478)	(2,038)	(4,844)	(5,352)
From net realized gain
Class A	(599)	(1,062)	(5,299)	(2,586)
Class C	(944)	(1,774)	(6,386)	(3,931)
Class E	(954)	(1,797)	(5,016)	(2,864)
Class R1	(23)	—	(51)	—
Class R2	(57)	(36)	(190)	(31)
Class R3	(2,178)	(4,072)	(9,264)	(5,554)
Class S	(558)	(996)	(3,588)	(2,000)

Net decrease in net assets from distributions	(18,353)	(26,510)	(67,563)	(56,655)

Share Transactions
Net increase (decrease) in net assets from share transactions	42,569	31,022	105,953	91,815

Total Net Increase (Decrease) in Net Assets	21,051	34,146	(6,362)	148,262

Net Assets
Beginning of period	477,041	442,895	1,241,177	1,092,915

End of period	$498,092	$477,041	$1,234,815	$1,241,177

Undistributed (overdistributed) net investment income included in net assets	$(216)	$(1)	$(481)	$(1)

See accompanying notes which are an integral part of the financial statements.

66	Statements of Changes in Net Assets

Balanced Strategy Fund		Growth Strategy Fund		Equity Growth Strategy Fund
Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

$187,263	$163,266	$140,273	$96,919	$77,084	$39,464
220,628	180,660	218,798	149,037	136,955	84,006
(767,237)	330,425	(732,102)	331,481	(462,441)	217,057

(359,346)	674,351	(373,031)	577,437	(248,402)	340,527

(46,087)	(38,232)	(36,806)	(23,234)	(14,153)	(5,815)
(52,771)	(38,308)	(35,864)	(20,010)	(22,011)	(10,667)
(24,814)	(22,792)	(20,852)	(16,268)	(10,962)	(6,724)
(952)	(528)	(543)	(232)	(369)	(39)
(1,720)	(621)	(1,060)	(357)	(1,121)	(477)
(39,865)	(37,004)	(31,167)	(22,933)	(18,405)	(10,707)
(23,439)	(26,332)	(15,655)	(14,260)	(10,914)	(6,376)

(43,034)	(20,715)	(38,519)	(16,479)	(15,610)	(5,675)
(54,476)	(27,473)	(41,405)	(20,338)	(26,121)	(12,082)
(23,303)	(12,667)	(21,957)	(12,077)	(12,104)	(6,640)
(822)	(213)	(536)	(122)	(396)	(33)
(1,590)	(343)	(1,106)	(263)	(1,225)	(490)
(38,603)	(22,633)	(33,813)	(18,821)	(20,921)	(11,067)
(21,117)	(13,918)	(16,064)	(9,702)	(11,661)	(5,974)

(372,593)	(261,779)	(295,347)	(175,096)	(165,973)	(82,766)

472,747	792,887	375,554	690,202	222,495	441,978

(259,192)	1,205,459	(292,824)	1,092,543	(191,880)	699,739

5,986,212	4,780,753	4,389,725	3,297,182	2,272,917	1,573,178

$5,727,020	$5,986,212	$4,096,901	$4,389,725	$2,081,037	$2,272,917

$(2,385)	$—	$(1,675)	$(1)	$(852)	$(1)

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	67

Russell Investment Company

LifePoints® Funds

Statements of Changes in Net Assets, continued

	2010 Strategy Fund		2015 Strategy Fund
Amounts in thousands	Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Period Ended April 30, 2008 (Unaudited)

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,125	$638	$2
Net realized gain (loss)	77	198	—
Net change in unrealized appreciation (depreciation)	(2,074)	1,317	7

Net increase (decrease) in net assets from operations	(872)	2,153	9

Distributions
From net investment income
Class A	(54)	(66)	—
Class E	(152)	(109)	—
Class R1	(169)	(64)	—
Class R2	(180)	(9)	—
Class R3	(437)	(267)	—
Class S	(143)	(129)	—
From net realized gain
Class A	(14)	(21)	—
Class E	(37)	(20)	—
Class R1	(38)	(13)	—
Class R2	(41)	—	—
Class R3	(113)	(48)	—
Class S	(22)	(37)	—

Net decrease in net assets from distributions	(1,400)	(783)	—

Share Transactions
Net increase (decrease) in net assets from share transactions	12,763	22,642	463

Total Net Increase (Decrease) in Net Assets	10,491	24,012	472

Net Assets
Beginning of period	32,758	8,746	—

End of period	$43,249	$32,758	$472

Undistributed (overdistributed) net investment income included in net assets	$(11)	$(1)	$2

*	For the period April 1, 2008 (commencement of operations) to April 30, 2008.

See accompanying notes which are an integral part of the financial statements.

68	Statements of Changes in Net Assets

2020 Strategy Fund		2025 Strategy Fund	2030 Strategy Fund
Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Period Ended April 30, 2008 (Unaudited)	Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

$3,067	$1,414	$1	$2,556	$684
(849)	827	—	(2,987)	749
(7,124)	5,552	11	(6,324)	5,317

(4,906)	7,793	12	(6,755)	6,750

(63)	(38)	—	(124)	(81)
(301)	(138)	—	(337)	(155)
(618)	(336)	—	(355)	(30)
(618)	(53)	—	(642)	(25)
(1,137)	(566)	—	(815)	(254)
(352)	(289)	—	(300)	(143)

(23)	(4)	—	(55)	(17)
(106)	(8)	—	(148)	(30)
(213)	(33)	—	(149)	(4)
(212)	(2)	—	(279)	(4)
(423)	(42)	—	(366)	(56)
(117)	(27)	—	(124)	(25)

(4,183)	(1,536)	—	(3,694)	(824)

24,361	61,711	1,462	33,727	38,155

15,272	67,968	1,474	23,278	44,081

88,902	20,934	—	63,293	19,212

$104,174	$88,902	$1,474	$86,571	$63,293

$(23)	$(1)	$1	$(16)	$1

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	69

Russell Investment Company

LifePoints® Funds

Statements of Changes in Net Assets, continued

	2035 Strategy Fund	2040 Strategy Fund
Amounts in thousands	Period Ended April 30, 2008 (Unaudited)	Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1	$1,942	$412
Net realized gain (loss)	—	(2,396)	724
Net change in unrealized appreciation (depreciation)	14	(5,013)	4,259

Net increase (decrease) in net assets from operations	15	(5,467)	5,395

Distributions
From net investment income
Class A	—	(78)	(50)
Class E	—	(210)	(103)
Class R1	—	(110)	(12)
Class R2	—	(463)	(33)
Class R3	—	(918)	(157)
Class S	—	(177)	(66)
From net realized gain
Class A	—	(34)	(21)
Class E	—	(88)	(42)
Class R1	—	(44)	(3)
Class R2	—	(193)	(14)
Class R3	—	(400)	(70)
Class S	—	(71)	(23)

Net decrease in net assets from distributions	—	(2,786)	(594)

Share Transactions
Net increase (decrease) in net assets from share transactions	1,295	20,367	29,518

Total Net Increase (Decrease) in Net Assets	1,310	12,114	34,319

Net Assets
Beginning of period	—	47,822	13,503

End of period	$1,310	$59,936	$47,822

Undistributed (overdistributed) net investment income included in net assets	$1	$(15)	$(1)

*	For the period March 31, 2008 (commencement of operations) to April 30, 2008.

See accompanying notes which are an integral part of the financial statements.

70	Statements of Changes in Net Assets

2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund
Period Ended April 30, 2008 (Unaudited)	Period Ended April 30, 2008 (Unaudited)	Period Ended April 30, 2008 (Unaudited)

$1	$1	$3
—	—	—
14	14	3

15	15	6

—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—

—	—	—
—	—	—
—	—	—
—	—	—
—	—	—
—	—	—

—	—	—

1,058	300	300

1,073	315	306

—	—	—

$1,073	$315	$306

$1	$1	$3

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	71

Russell Investment Company

LifePoints® Funds

Statements of Changes in Net Assets, continued

	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares
Amounts in thousands	Period Ended April 30, 2008 (Unaudited)**	Fiscal Year Ended October 31, 2007

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$—	$1
Net realized gain (loss)	(3)	(6)
Net change in unrealized appreciation (depreciation)	(1)	—

Net increase (decrease) in net assets from operations	(4)	(5)

Distributions
From net investment income
Class A	—	—
Class C	—	—
Class E	—	—
Class R1	—	—
Class R2	—	—
Class R3	—	—
Class S	—	—
From net realized gain
Class A	—	—
Class C	—	—
Class E	—	—
Class R1	—	—
Class R2	—	—
Class R3	—	—
Class S	—	—

Net decrease in net assets from distributions	—	—

Share Transactions
Net increase (decrease) in net assets from share transactions	101	100

Total Net Increase (Decrease) in Net Assets	97	95

Net Assets
Beginning of period	—	—

End of period	$97	$95

Undistributed (overdistributed) net investment income included in net assets	$—	$1

**	For the period December 31, 2007 (commencement of operations) to April 30, 2008.

See accompanying notes which are an integral part of the financial statements.

72	Statements of Changes in Net Assets

2027 Extended Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares	2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares
Period Ended April 30, 2008 (Unaudited)**	Fiscal Year Ended October 31, 2007	Period Ended April 30, 2008 (Unaudited)**	Fiscal Year Ended October 31, 2007

$1	$—	$1	$1
(5)	(4)	(5)	(7)
(1)	(2)	1	4

(5)	(6)	(3)	(2)

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

99	206	315	485

94	200	312	483

—	—	—	—

$94	$200	$312	$483

$1	$—	$1	$1

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	73

Russell Investment Company

LifePoints® Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Conservative Strategy Fund
Class A
April 30, 2008*	11.03	.27	(.34)	(.07)	(.30)	(.12)	(.42)
October 31, 2007	10.98	.42	.29	.71	(.42)	(.24)	(.66)
October 31, 2006	10.66	.34	.40	.74	(.35)	(.07)	(.42)
October 31, 2005	10.65	.24	.05	.29	(.24)	(.04)	(.28)
October 31, 2004	10.42	.20	.28	.48	(.21)	(.04)	(.25)
October 31, 2003(1)	9.94	.09	.50	.59	(.11)	—	(.11)
Class C
April 30, 2008*	10.99	.25	(.36)	(.11)	(.27)	(.12)	(.39)
October 31, 2007	10.93	.34	.30	.64	(.34)	(.24)	(.58)
October 31, 2006	10.62	.25	.39	.64	(.26)	(.07)	(.33)
October 31, 2005	10.61	.16	.05	.21	(.16)	(.04)	(.20)
October 31, 2004	10.38	.12	.28	.40	(.13)	(.04)	(.17)
October 31, 2003	9.90	.12	.52	.64	(.16)	—	(.16)
Class E
April 30, 2008*	11.06	.30	(.38)	(.08)	(.30)	(.12)	(.42)
October 31, 2007	11.00	.42	.30	.72	(.42)	(.24)	(.66)
October 31, 2006	10.68	.30	.43	.73	(.34)	(.07)	(.41)
October 31, 2005	10.66	.24	.06	.30	(.24)	(.04)	(.28)
October 31, 2004	10.43	.20	.27	.47	(.20)	(.04)	(.24)
October 31, 2003	9.94	.20	.52	.72	(.23)	—	(.23)
Class R1
April 30, 2008*	11.08	.29	(.34)	(.05)	(.32)	(.12)	(.44)
October 31, 2004(17)	10.77	.40	.22	.62	(.31)		(.31)
Class R2
April 30, 2008*	11.05	.25	(.32)	(.07)	(.31)	(.12)	(.43)
October 31, 2007	10.99	.40	.31	.71	(.41)	(.24)	(.65)
October 31, 2006(8)	10.86	.33	.09	.42	(.29)	—	(.29)
Class R3(9)
April 30, 2008*	11.09	.28	(.37)	(.09)	(.29)	(.12)	(.41)
October 31, 2007	11.03	.39	.30	.69	(.39)	(.24)	(.63)
October 31, 2006	10.71	.31	.40	.71	(.32)	(.07)	(.39)
October 31, 2005	10.69	.21	.06	.27	(.21)	(.04)	(.25)
October 31, 2004	10.47	.18	.26	.44	(.18)	(.04)	(.22)
October 31, 2003	9.97	.16	.55	.71	(.21)	—	(.21)
Class S
April 30, 2008*	11.09	.30	(.35)	(.05)	(.32)	(.12)	(.44)
October 31, 2007	11.03	.44	.31	.75	(.45)	(.24)	(.69)
October 31, 2006	10.72	.36	.39	.75	(.37)	(.07)	(.44)
October 31, 2005	10.70	.27	.05	.32	(.26)	(.04)	(.30)
October 31, 2004	10.47	.23	.27	.50	(.23)	(.04)	(.27)
October 31, 2003	9.97	.23	.52	.75	(.25)	—	(.25)

See accompanying notes which are an integral part of the financial statements.

74	Financial Highlights

$ Net Asset Value, End of Period	(%) Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

10.54	(.57)	63,581.25		.65	2.60	11
11.03	6.76	52,516.25		.65	3.87	79
10.98	7.04	46,364.25		.65	3.14	16
10.66	2.74	40,225.25		.62	2.26	9
10.65	4.62	20,709.25		.66	1.89	6
10.42	6.01	5,526.25		.97	.97	31

10.49	(.98)	92,579	1.00	1.40	2.36	11
10.99	6.04	84,747	1.00	1.40	3.10	79
10.93	6.16	80,692	1.00	1.40	2.34	16
10.62	1.99	88,226	1.00	1.37	1.47	9
10.61	3.87	75,976	1.00	1.38	1.15	6
10.38	6.51	54,674	1.00	1.43	1.21	31

10.56	(.66)	83,631.25		.65	2.77	11
11.06	6.84	83,894.25		.65	3.84	79
11.00	6.96	80,224.25		.65	2.90	16
10.68	2.81	183,219.25		.62	2.20	9
10.66	4.57	187,993.25		.63	1.95	6
10.43	7.33	199,230.25		.68	1.86	31

10.59	(.47)	2,948	—	.40	2.88	11
11.08	5.72	1,914	—	.40	2.98	79

10.55	(.65)	6,285.25		.65	2.32	11
11.05	6.75	3,156.25		.65	3.64	79
10.99	3.95	1,466.25		.67	2.72	31

10.59	(.77)	194,412.50		.90	2.67	11
11.09	6.53	194,815.50		.90	3.59	79
11.03	6.74	187,837.50		.90	2.85	16
10.71	2.55	163,499.50		.87	1.97	9
10.69	4.23	146,230.50		.88	1.65	6
10.47	7.17	92,430.50		.93	1.57	31

10.60	(.46)	54,656	—	.40	2.80	11
11.09	7.10	55,999	—	.40	4.02	79
11.03	7.16	46,312	—	.40	3.36	16
10.72	3.06	44,293	—	.37	2.46	9
10.70	4.82	42,949	—	.38	2.17	6
10.47	7.63	36,380	—	.43	2.27	31

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	75

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Moderate Strategy Fund
Class A
April 30, 2008*	12.09	.46	(.87)	(.41)	(.37)	(.29)	(.66)
October 31, 2007	11.54	.42	.74	1.16	(.43)	(.18)	(.61)
October 31, 2006	10.81	.29	.81	1.10	(.30)	(.07)	(.37)
October 31, 2005	10.50	.22	.35	.57	(.23)	(.03)	(.26)
October 31, 2004	10.03	.17	.51	.68	(.19)	(.02)	(.21)
October 31, 2003(3)	9.02	.07	1.06	1.13	(.12)	—	(.12)
Class C
April 30, 2008*	12.04	.32	(.78)	(.46)	(.33)	(.29)	(.62)
October 31, 2007	11.49	.33	.73	1.06	(.33)	(.18)	(.51)
October 31, 2006	10.77	.21	.80	1.01	(.22)	(.07)	(.29)
October 31, 2005	10.45	.14	.36	.50	(.15)	(.03)	(.18)
October 31, 2004	10.01	.05	.55	.60	(.14)	(.02)	(.16)
October 31, 2003	9.15	.12	.91	1.03	(.17)	—	(.17)
Class E
April 30, 2008*	12.10	.39	(.81)	(.42)	(.37)	(.29)	(.66)
October 31, 2007	11.55	.42	.74	1.16	(.43)	(.18)	(.61)
October 31, 2006	10.82	.29	.81	1.10	(.30)	(.07)	(.37)
October 31, 2005	10.50	.22	.36	.58	(.23)	(.03)	(.26)
October 31, 2004	10.03	.19	.49	.68	(.19)	(.02)	(.21)
October 31, 2003	9.16	.21	.89	1.10	(.23)	—	(.23)
Class R1
April 30, 2008*	12.14	2.18	(2.59)	(.41)	(.38)	(.29)	(.67)
October 31, 2007	11.58	.33	.87	1.20	(.46)	(.18)	(.64)
October 31, 2006(15)	11.47	.11	.09	.20	(.09)	—	(.09)
Class R2
April 30, 2008*	12.09	1.05	(1.46)	(.41)	(.37)	(.29)	(.66)
October 31, 2007	11.54	.39	.76	1.15	(.42)	(.18)	(.60)
October 31, 2006(8)	11.25	.25	.27	.52	(.23)	—	(.23)
Class R3(9)
April 30, 2008*	12.13	.36	(.78)	(.42)	(.36)	(.29)	(.65)
October 31, 2007	11.58	.39	.73	1.12	(.39)	(.18)	(.57)
October 31, 2006	10.84	.27	.81	1.08	(.27)	(.07)	(.34)
October 31, 2005	10.52	.20	.35	.55	(.20)	(.03)	(.23)
October 31, 2004	10.06	.16	.49	.65	(.17)	(.02)	(.19)
October 31, 2003	9.19	.16	.92	1.08	(.21)	—	(.21)
Class S
April 30, 2008*	12.13	.43	(.83)	(.40)	(.38)	(.29)	(.67)
October 31, 2007	11.58	.45	.74	1.19	(.46)	(.18)	(.64)
October 31, 2006	10.84	.32	.82	1.14	(.33)	(.07)	(.40)
October 31, 2005	10.52	.25	.35	.60	(.25)	(.03)	(.28)
October 31, 2004	10.05	.21	.49	.70	(.21)	(.02)	(.23)
October 31, 2003	9.17	.23	.90	1.13	(.25)	—	(.25)

See accompanying notes which are an integral part of the financial statements.

76	Financial Highlights

$ Net Asset Value, End of Period	(%) Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

11.02	(3.44)	227,145.25		.63	3.17	7
12.09	10.36	211,856.25		.63	3.56	78
11.54	10.34	165,654.25		.63	2.63	6
10.81	5.44	121,343.25		.61	2.03	5
10.50	6.87	55,049.25		.63	1.71	4
10.03	12.56	18,820.25		.77	.84	11

10.96	(3.85)	258,418	1.00	1.38	2.80	7
12.04	9.52	262,501	1.00	1.38	2.86	78
11.49	9.51	252,478	1.00	1.38	1.88	6
10.77	4.78	183,445	1.00	1.36	1.31	5
10.45	6.00	146,515	1.00	1.37	.48	4
10.01	11.36	96,231	1.00	1.42	1.29	11

11.02	(3.52)	196,110.25		.63	3.23	7
12.10	10.34	208,296.25		.63	3.60	78
11.55	10.32	181,883.25		.63	2.64	6
10.82	5.52	164,151.25		.61	2.07	5
10.50	6.85	132,822.25		.62	1.85	4
10.03	12.19	99,926.25		.67	2.22	11

11.06	(3.41)	3,485	—	.38	3.15	7
12.14	10.70	2,104	—	.38	2.74	78
11.58	.96	215	—	.20	.89	6

11.02	(3.42)	14,891.25		.63	2.01	7
12.09	10.28	4,068.25		.63	3.26	78
11.54	4.68	1,654.25		.64	2.01	6

11.06	(3.54)	364,245.50		.88	3.12	7
12.13	10.02	394,039.50		.88	3.36	78
11.58	10.13	364,759.50		.88	2.39	6
10.84	5.25	309,824.50		.86	1.81	5
10.52	6.55	254,060.50		.87	1.55	4
10.06	11.94	154,267.50		.92	1.62	11

11.06	(3.32)	170,521	—	.38	3.33	7
12.13	10.61	158,313	—	.38	3.86	78
11.58	10.67	126,487	—	.38	2.89	6
10.84	5.76	113,097	—	.36	2.33	5
10.52	7.03	106,031	—	.37	2.04	4
10.05	12.55	73,980	—	.42	2.44	11

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	77

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Balanced Strategy Fund
Class A
April 30, 2008*	13.10	.40	(1.16)	(.76)	(.42)	(.40)	(.82)
October 31, 2007	12.18	.40	1.18	1.58	(.42)	(.24)	(.66)
October 31, 2006	10.99	.25	1.27	1.52	(.26)	(.07)	(.33)
October 31, 2005	10.33	.20	.71	.91	(.22)	(.03)	(.25)
October 31, 2004	9.64	.16	.74	.90	(.21)	—	(.21)
October 31, 2003(2)	8.20	.06	1.47	1.53	(.09)	—	(.09)
Class C
April 30, 2008*	13.03	.35	(1.15)	(.80)	(.38)	(.40)	(.78)
October 31, 2007	12.12	.30	1.18	1.48	(.33)	(.24)	(.57)
October 31, 2006	10.93	.17	1.27	1.44	(.18)	(.07)	(.25)
October 31, 2005	10.29	.13	.69	.82	(.15)	(.03)	(.18)
October 31, 2004	9.61	.12	.72	.84	(.16)	—	(.16)
October 31, 2003	8.33	.09	1.31	1.40	(.12)	—	(.12)
Class E
April 30, 2008*	13.12	.41	(1.17)	(.76)	(.42)	(.40)	(.82)
October 31, 2007	12.20	.41	1.17	1.58	(.42)	(.24)	(.66)
October 31, 2006	11.00	.26	1.27	1.53	(.26)	(.07)	(.33)
October 31, 2005	10.35	.22	.68	.90	(.22)	(.03)	(.25)
October 31, 2004	9.65	.22	.69	.91	(.21)	—	(.21)
October 31, 2003	8.35	.17	1.31	1.48	(.18)	—	(.18)
Class R1
April 30, 2008*	13.18	.39	(1.14)	(.75)	(.43)	(.40)	(.83)
October 31, 2007	12.26	.30	1.32	1.62	(.46)	(.24)	(.70)
October 31, 2006(12)	11.62	.10	.73	.83	(.19)	—	(.19)
Class R2
April 30, 2008*	13.12	.28	(1.05)	(.77)	(.42)	(.40)	(.82)
October 31, 2007	12.19	.40	1.19	1.59	(.42)	(.24)	(.66)
October 31, 2006(10)	11.76	.12	.49	.61	(.18)	—	(.18)
Class R3(9)
April 30, 2008*	13.12	.40	(1.18)	(.78)	(.40)	(.40)	(.80)
October 31, 2007	12.20	.38	1.17	1.55	(.39)	(.24)	(.63)
October 31, 2006	11.01	.23	1.26	1.49	(.23)	(.07)	(.30)
October 31, 2005	10.35	.19	.70	.89	(.20)	(.03)	(.23)
October 31, 2004	9.66	.17	.71	.88	(.19)	—	(.19)
October 31, 2003	8.36	.12	1.34	1.46	(.16)	—	(.16)
Class S
April 30, 2008*	13.18	.42	(1.17)	(.75)	(.43)	(.40)	(.83)
October 31, 2007	12.26	.45	1.17	1.62	(.46)	(.24)	(.70)
October 31, 2006	11.05	.29	1.28	1.57	(.29)	(.07)	(.36)
October 31, 2005	10.39	.25	.69	.94	(.25)	(.03)	(.28)
October 31, 2004	9.68	.23	.71	.94	(.23)	—	(.23)
October 31, 2003	8.38	.19	1.31	1.50	(.20)	—	(.20)

See accompanying notes which are an integral part of the financial statements.

78	Financial Highlights

$ Net Asset Value, End of Period	(%) Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

11.52	(5.91)	1,365,631.25		.67	3.43	7
13.10	13.49	1,352,284.25		.67	3.21	34
12.18	14.03	996,628.25		.67	2.15	3
10.99	8.91	593,609.25		.62	1.88	1
10.33	9.49	281,685.25		.59	1.63	6
9.64	18.80	60,696.25		.66	.74	19

11.45	(6.24)	1,697,794	1.00	1.42	3.03	7
13.03	12.60	1,770,369	1.00	1.42	2.44	34
12.12	13.29	1,328,971	1.00	1.42	1.43	3
10.93	7.96	964,203	1.00	1.37	1.22	1
10.29	8.82	653,463	1.00	1.34	1.23	6
9.61	17.02	396,344	1.00	1.36	1.05	19

11.54	(5.90)	716,851.25		.67	3.47	7
13.12	13.47	760,312.25		.67	3.26	34
12.20	14.09	615,865.25		.67	2.23	3
11.00	8.77	506,587.25		.62	2.03	1
10.35	9.54	416,942.25		.59	2.25	6
9.65	18.00	414,051.25		.61	1.88	19

11.60	(5.77)	33,101	—	.42	3.36	7
13.18	13.69	27,052	—	.42	2.42	34
12.26	6.60	4,295	—	.43	.80	3

11.53	(5.95)	52,296.25		.67	2.41	7
13.12	13.48	22,546.25		.67	3.21	34
12.19	5.26	15,035.25		.68	1.14	3

11.54	(6.01)	1,178,680.50		.92	3.37	7
13.12	13.16	1,307,641.50		.92	3.04	34
12.20	13.72	1,129,000.50		.92	1.97	3
11.01	8.61	892,607.50		.87	1.75	1
10.35	9.25	676,342.50		.84	1.70	6
9.66	17.76	396,545.50		.86	1.38	19

11.60	(5.77)	682,667	—	.42	3.52	7
13.18	13.69	746,007	—	.42	3.59	34
12.26	14.40	690,959	—	.42	2.46	3
11.05	9.10	518,148	—	.37	2.28	1
10.39	9.82	426,147	—	.34	2.23	6
9.68	18.22	278,123	—	.36	2.12	19

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	79

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Growth Strategy Fund
Class A
April 30, 2008*	13.76	.42	(1.55)	(1.13)	(.45)	(.47)	(.92)
October 31, 2007	12.47	.34	1.61	1.95	(.37)	(.29)	(.66)
October 31, 2006	10.90	.17	1.65	1.82	(.19)	(.06)	(.25)
October 31, 2005	9.95	.15	.98	1.13	(.18)	—	(.18)
October 31, 2004	9.12	.11	.87	.98	(.15)	—	(.15)
October 31, 2003(4)	7.20	.04	1.94	1.98	(.06)	—	(.06)
Class C
April 30, 2008*	13.67	.37	(1.54)	(1.17)	(.41)	(.47)	(.88)
October 31, 2007	12.39	.25	1.59	1.84	(.27)	(.29)	(.56)
October 31, 2006	10.84	.09	1.62	1.71	(.10)	(.06)	(.16)
October 31, 2005	9.89	.09	.96	1.05	(.10)	—	(.10)
October 31, 2004	9.09	.06	.84	.90	(.10)	—	(.10)
October 31, 2003	7.49	.02	1.61	1.63	(.03)	—	(.03)
Class E
April 30, 2008*	13.78	.43	(1.56)	(1.13)	(.45)	(.47)	(.92)
October 31, 2007	12.49	.36	1.59	1.17	(.37)	(.29)	(.66)
October 31, 2006	10.91	.19	1.64	1.83	(.19)	(.06)	(.25)
October 31, 2005	9.96	.17	.96	1.13	(.18)	—	(.18)
October 31, 2004	9.13	.15	.82	.97	(.14)	—	(.14)
October 31, 2003	7.51	.08	1.63	1.71	(.09)	—	(.09)
Class R1
April 30, 2008*	13.85	.41	(1.53)	(1.12)	(.47)	(.47)	(.94)
October 31, 2007	12.55	.21	1.79	1.62	(.41)	(.29)	(.70)
October 31, 2006(11)	11.76	.08	.84	.92	(.13)	—	(.13)
Class R2
April 30, 2008*	13.79	.32	(1.45)	(1.13)	(.46)	(.47)	(.93)
October 31, 2007	12.48	.34	1.62	1.96	(.36)	(.29)	(.65)
October 31, 2006(8)	11.86	.09	.64	.73	(.11)	—	(.11)
Class R3(9)
April 30, 2008*	13.81	.42	(1.57)	(1.15)	(.44)	(.47)	(.91)
October 31, 2007	12.51	.33	1.60	1.93	(.34)	(.29)	(.63)
October 31, 2006	10.93	.15	1.65	1.80	(.16)	(.06)	(.22)
October 31, 2005	9.97	.14	.97	1.11	(.15)	—	(.15)
October 31, 2004	9.15	.11	.84	.95	(.13)	—	(.13)
October 31, 2003	7.54	.05	1.63	1.68	(.07)	—	(.07)
Class S
April 30, 2008*	13.85	.45	(1.57)	(1.12)	(.47)	(.47)	(.94)
October 31, 2007	12.55	.40	1.60	2.00	(.41)	(.29)	(.70)
October 31, 2006	10.97	.22	1.64	1.86	(.22)	(.06)	(.28)
October 31, 2005	10.00	.20	.98	1.18	(.21)	—	(.21)
October 31, 2004	9.16	.16	.84	1.00	(.16)	—	(.16)
October 31, 2003	7.54	.10	1.63	1.73	(.11)	—	(.11)

See accompanying notes which are an integral part of the financial statements.

80	Financial Highlights

$ Net Asset Value, End of Period	(%) Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

11.71	(8.33)	1,064,908.25		.68	3.55	5
13.76	16.26	1,055,684.25		.68	2.62	16
12.47	16.87	680,892.25		.67	1.49	2
10.90	11.44	365,024.25		.64	1.43	1
9.95	10.76	154,884.25		.63	1.11	2
9.12	27.35	27,700.25		.74	.51	15

11.62	(8.69)	1,105,355	1.00	1.43	3.15	5
13.67	15.39	1,176,448	1.00	1.43	1.93	16
12.39	15.95	856,552	1.00	1.42	.77	2
10.84	10.70	572,129	1.00	1.39	.82	1
9.89	9.90	381,245	1.00	1.38	.67	2
9.09	21.89	219,946	1.00	1.41	.24	15

11.73	(8.32)	574,008.25		.68	3.62	5
13.78	16.23	632,163.25		.68	2.81	16
12.49	16.93	503,741.25		.67	1.58	2
10.91	11.40	394,842.25		.64	1.63	1
9.96	10.72	307,304.25		.63	1.54	2
9.13	22.90	233,112.25		.66	1.02	15

11.79	(8.25)	20,021	—	.44	3.48	5
13.85	16.53	15,576	—	.43	1.62	16
12.55	7.41	1,857	—	.43	.62	2

11.73	(8.37)	31,336.25		.69	5.33	5
13.79	16.30	16,800.25		.68	2.61	16
12.48	6.23	10,647.25		.68	.71	2

11.75	(8.47)	891,072.50		.93	3.52	5
13.81	15.97	992,589.50		.93	2.55	16
12.51	16.62	822,822.50		.92	1.32	2
10.93	11.22	616,939.50		.89	1.35	1
9.97	10.41	452,502.50		.88	1.14	2
9.15	22.44	232,636.50		.91	.66	15

11.79	(8.25)	410,201	—	.43	3.76	5
13.85	16.53	500,465	—	.43	3.08	16
12.55	17.12	420,671	—	.42	1.83	2
10.97	11.83	308,795	—	.39	1.88	1
10.00	10.99	247,011	—	.38	1.70	2
9.16	23.10	159,869	—	.41	1.30	15

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	81

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Equity Growth Strategy Fund
Class A
April 30, 2008	14.27	.49	(2.01)	(1.52)	(.48)	(.53)	(1.01)
October 31, 2007	12.55	.28	2.08	2.36	(.32)	(.32)	(.64)
October 31, 2006	10.63	.10	2.00	2.10	(.10)	(.08)	(.18)
October 31, 2005	9.42	.10	1.22	1.32	(.11)	—	(.11)
October 31, 2004	8.50	.06	.95	1.01	(.09)	—	(.09)
October 31, 2003(2)	6.38	.02	2.13	2.15	(.03)	—	(.03)
Class C
April 30, 2008	13.54	.37	(1.84)	(1.47)	(.45)	(.53)	(.98)
October 31, 2007	12.00	.17	1.97	2.14	(.28)	(.32)	(.60)
October 31, 2006	10.20	.01	1.93	1.94	(.06)	(.08)	(.14)
October 31, 2005	9.07	.03	1.17	1.20	(.07)	—	(.07)
October 31, 2004	8.23	.01	.89	.90	(.06)	—	(.06)
October 31, 2003	6.60	(.01)	1.65	1.64	(.01)	—	(.01)
Class E
April 30, 2008	14.02	.46	(1.94)	(1.48)	(.48)	(.53)	(1.01)
October 31, 2007	12.35	.32	1.99	2.31	(.32)	(.32)	(.64)
October 31, 2006	10.46	.11	1.96	2.07	(.10)	(.08)	(.18)
October 31, 2005	9.27	.11	1.19	1.30	(.11)	—	(.11)
October 31, 2004	8.37	.08	.91	.99	(.09)	—	(.09)
October 31, 2003	6.69	.04	1.68	1.72	(.04)	—	(.04)
Class R1
April 30, 2008	14.23	.49	(1.98)	(1.49)	(.50)	(.53)	(1.03)
October 31, 2007	12.51	.15	2.22	2.37	(.33)	(.32)	(.65)
October 31, 2006(11)	11.57	.04	.95	.99	(.05)	—	(.05)
Class R2
April 30, 2008	14.03	.37	(1.86)	(1.49)	(.48)	(.53)	(1.01)
October 31, 2007	12.35	.31	1.99	2.30	(.30)	(.32)	(.62)
October 31, 2006(8)	11.60	.03	.76	.79	(.04)	—	(.04)
Class R3(9)
April 30, 2008	13.98	.45	(1.94)	(1.49)	(.47)	(.53)	(1.00)
October 31, 2007	12.33	.27	2.00	2.27	(.30)	(.32)	(.62)
October 31, 2006	10.46	.08	1.95	2.03	(.08)	(.08)	(.16)
October 31, 2005	9.27	.09	1.19	1.28	(.09)	—	(.09)
October 31, 2004	8.38	.06	.91	.97	(.08)	—	(.08)
October 31, 2003	6.70	.02	1.69	1.71	(.03)	—	(.03)
Class S
April 30, 2008	14.23	.48	(1.97)	(1.49)	(.50)	(.53)	(1.03)
October 31, 2007	12.51	.35	2.02	2.37	(.33)	(.32)	(.65)
October 31, 2006	10.59	.14	1.99	2.13	(.13)	(.08)	(.21)
October 31, 2005	9.37	.15	1.20	1.35	(.13)	—	(.13)
October 31, 2004	8.45	.11	.91	1.02	(.10)	—	(.10)
October 31, 2003	6.75	.07	1.69	1.76	(.06)	—	(.06)

See accompanying notes which are an integral part of the financial statements.

82	Financial Highlights

$ Net Asset Value, End of Period	(%) Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

11.74	(10.78)	380,255.25		.69	4.07	4
14.27	19.45	391,792.25		.68	2.12	18
12.55	19.99	211,813.25		.68	.85	3
10.63	14.09	94,182.25		.66	.95	3
9.42	11.92	43,148.25		.65	.69	12
8.50	33.75	7,399.25		1.19	.30	18

11.09	(11.09)	597,939	1.00	1.44	3.28	4
13.54	18.51	654,858	1.00	1.43	1.39	18
12.00	19.16	438,483	1.00	1.43	.07	3
10.20	13.29	284,152	1.00	1.41	.31	3
9.07	10.94	192,211	1.00	1.40	.13	12
8.23	24.91	99,808	1.00	1.43	(.19)	18

11.53	(10.75)	282,284.25		.69	3.95	4
14.02	19.44	317,412.25		.68	2.45	18
12.35	20.02	241,818.25		.68	.99	3
10.46	14.08	192,258.25		.66	1.13	3
9.27	11.83	152,589.25		.65	.89	12
8.37	25.89	155,984.25		.68	.59	18

11.71	(10.64)	10,272	—	.44	4.11	4
14.23	19.66	10,543	—	.44	1.18	18
12.51	8.32	1,391	—	.44	.28	3

11.53	(10.80)	33,698.25		.70	3.22	4
14.03	19.40	25,130.25		.68	2.42	18
12.35	6.82	19,094.25		.69	.26	3

11.49	(10.95)	473,625.50		.94	3.87	4
13.98	19.24	553,383.50		.93	2.12	18
12.33	19.61	432,147.50		.93	.68	3
10.46	13.88	308,388.50		.91	.85	3
9.27	11.59	225,187.50		.90	.64	12
8.38	25.60	128,624.50		.93	.24	18

11.71	(10.71)	302,964	—	.44	4.00	4
14.23	19.74	319,798	—	.43	2.63	18
12.51	20.34	228,432	—	.43	1.17	3
10.59	14.47	133,943	—	.41	1.42	3
9.37	12.09	111,266	—	.40	1.21	12
8.45	26.26	89,455	—	.43	.90	18

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	83

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
2010 Strategy Fund
Class A
April 30, 2008	11.45	.34	(.67)	(.33)	(.33)	(.08)	(.41)
October 31, 2007	10.88	.40	.68	1.08	(.38)	(.13)	(.51)
October 31, 2006	10.06	.27	.83	1.10	(.28)	—	(.28)
October 31, 2005(6)	10.21	.04	(.11)	(.07)	(.08)	—	(.08)
Class E
April 30, 2008	11.46	.33	(.65)	(.32)	(.34)	(.08)	(.42)
October 31, 2007	10.90	.35	.72	1.07	(.38)	(.13)	(.51)
October 31, 2006	10.07	.27	.83	1.10	(.27)	—	(.27)
October 31, 2005(5)	10.00	.12	.07	.19	(.12)	—	(.12)
Class R1
April 30, 2008	11.47	.34	(.65)	(.31)	(.35)	(.08)	(.43)
October 31, 2007	10.90	.35	.76	1.11	(.41)	(.13)	(.54)
October 31, 2006(13)	10.45	.13	.53	.66	(.21)	—	(.21)
Class R2
April 30, 2008	11.46	.14	(.46)	(.32)	(.34)	(.08)	(.42)
October 31, 2007(16)	10.91	.31	.76	1.07	(.39)	(.13)	(.52)
Class R3(9)
April 30, 2008	11.45	.38	(.72)	(.34)	(.32)	(.08)	(.40)
October 31, 2007	10.89	.31	.74	1.05	(.36)	(.13)	(.49)
October 31, 2006	10.07	.23	.84	1.07	(.25)	—	(.25)
October 31, 2005(5)	10.00	.10	.08	.18	(.11)	—	(.11)
Class S
April 30, 2008	11.47	.26	(.56)	(.30)	(.35)	(.08)	(.43)
October 31, 2007	10.91	.45	.65	1.10	(.41)	(.13)	(.54)
October 31, 2006	10.08	.29	.84	1.13	(.30)	—	(.30)
October 31, 2005(5)	10.00	.15	.07	.22	(.14)	—	(.14)
2015 Strategy Fund
Class R1
April 30, 2008(19)	10.00	.03	.21	.24	—	—	—
Class R2
April 30, 2008(19)	10.00	.07	.17	.24	—	—	—
Class R3
April 30, 2008(19)	10.00	.07	.17	.24	—	—	—

See accompanying notes which are an integral part of the financial statements.

84	Financial Highlights

$ Net Asset Value, End of Period	(%) Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

10.71	(2.86)	1,404.25		.93	3.14	105
11.45	10.22	1,958.25		1.36	3.61	93
10.88	11.02	1,723.25		3.41	2.53	71
10.06	(1.01)	990.25		4.84	.37	1

10.72	(2.83)	5,338.25		.92	3.09	105
11.46	10.12	4,797.25		1.36	3.14	93
10.90	11.08	1,485.25		2.90	2.54	71
10.07	1.96	1,020.25		5.32	1.25	1

10.73	(2.73)	6,085	—	.67	3.10	105
11.47	10.49	5,138	—	1.11	3.27	93
10.90	5.69	150	—	3.35	1.11	71

10.72	(2.80)	6,930.25		.90	1.44	105
11.46	10.10	691.25		1.36	2.62	93

10.71	(2.96)	14,456.50		1.18	3.54	105
11.45	9.91	17,600.50		1.61	2.78	93
10.89	10.73	4,028.50		3.15	2.27	71
10.07	1.79	1,768.50		5.56	1.06	1

10.74	(2.64)	9,036	—	.65	2.40	105
11.47	10.38	2,575	—	1.11	3.93	93
10.91	11.35	1,360	—	2.69	2.73	71
10.08	2.25	1,023	—	5.07	1.45	1

10.24	2.40	267	—	28.09	.47	3

10.24	2.40	103.25		28.51	.71	3

10.24	2.40	102.50		28.76	.69	3

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	85

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
2020 Strategy Fund
Class A
April 30, 2008*	12.42	.39	(1.09)	(.70)	(.38)	(.14)	(.52)
October 31, 2007	11.24	.34	1.19	1.53	(.32)	(.03)	(.35)
October 31, 2006	10.14	.23	1.11	1.34	(.24)	—	(.24)
October 31, 2005(6)	10.29	.03	(.11)	(.08)	(.07)	—	(.07)
Class E
April 30, 2008*	12.42	.38	(1.08)	(.70)	(.38)	(.14)	(.52)
October 31, 2007	11.25	.29	1.23	1.52	(.32)	(.03)	(.35)
October 31, 2006	10.14	.22	1.13	1.35	(.24)	—	(.24)
October 31, 2005(5)	10.00	.11	.14	.25	(.11)	—	(.11)
Class R1
April 30, 2008*	12.42	.39	(1.07)	(.68)	(.39)	(.14)	(.53)
October 31, 2007	11.25	.24	1.31	1.55	(.35)	(.03)	(.38)
October 31, 2006(13)	10.62	.09	.70	.79	(.16)	—	(.16)
Class R2
April 30, 2008*	12.41	.18	(.87)	(.69)	(.39)	(.14)	(.53)
October 31, 2007	11.24	.27	1.25	1.52	(.32)	(.03)	(.35)
October 31, 2006(14)	10.82	.02	.50	.52	(.10)	—	(.10)
Class R3(9)
April 30, 2008*	12.39	.43	(1.14)	(.71)	(.37)	(.14)	(.51)
October 31, 2007	11.23	.28	1.21	1.49	(.30)	(.03)	(.33)
October 31, 2006	10.13	.18	1.14	1.32	(.22)	—	(.22)
October 31, 2005(5)	10.00	.08	.14	.22	(.09)	—	(.09)
Class S
April 30, 2008*	12.42	.37	(1.06)	(.69)	(.39)	(.14)	(.53)
October 31, 2007	11.24	.42	1.14	1.56	(.35)	(.03)	(.38)
October 31, 2006	10.14	.22	1.14	1.36	(.26)	—	(.26)
October 31, 2005(5)	10.00	.13	.14	.27	(.13)	—	(.13)
2025 Strategy Fund
Class R1
April 30, 2008(19)	10.00	.05	.28	.33	—	—	—
Class R2
April 30, 2008(19)	10.00	.04	.28	.32	—	—	—
Class R3
April 30, 2008(19)	10.00	.04	.28	.32	—	—	—

See accompanying notes which are an integral part of the financial statements.

86	Financial Highlights

$ Net Asset Value, End of Period	(%) Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

11.20	(5.65)	1,888.25		.72	3.47	100
12.42	13.83	2,016.25		.86	2.93	44
11.24	13.33	2,165.25		2.38	2.12	47
10.14	(1.02)	990.25		4.74	.30	7

11.20	(5.65)	9,908.25		.72	3.35	100
12.42	13.79	9,499.25		.86	2.44	44
11.25	13.42	2,118.25		1.95	2.12	47
10.14	2.52	1,025.25		5.13	1.11	7

11.21	(5.47)	20,183	—	.47	3.44	100
12.42	14.05	19,194	—	.61	2.02	44
11.25	6.98	702	—	1.77	.80	47

11.19	(5.63)	22,151.25		.72	3.13	100
12.41	13.81	4,135.25		.86	2.20	44
11.24	4.34	641.25		1.62	.27	47

11.17	(5.78)	36,680.50		.97	3.87	100
12.39	13.50	44,038.50		1.11	2.33	44
11.23	13.14	9,355.50		2.12	1.70	47
10.13	2.23	1,545.50		5.38	.89	7

11.20	(5.55)	13,364	—	.47	3.29	100
12.42	14.16	10,021	—	.61	3.49	44
11.24	13.59	5,953	—	1.63	2.15	47
10.14	2.71	1,027	—	4.88	1.31	7

10.33	3.30	1,268	—	12.75	.09	—	**

10.32	3.20	103.25		23.74	.43	—	**

10.32	3.20	103.50		24.00	.41	—	**

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	87

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
2030 Strategy Fund
Class A
April 30, 2008*	13.23	.45		(1.76)	(1.31)	(.41)	(.19)	(.60)
October 31, 2007	11.53	.31		1.77	2.08	(.31)	(.07)	(.38)
October 31, 2006	10.19	.21		1.34	1.55	(.21)	—	(.21)
October 31, 2005(6)	10.33	.03		(.11)	(.08)	(.06)	—	(.06)
Class E
April 30, 2008*	13.23	.43		(1.73)	(1.30)	(.41)	(.19)	(.60)
October 31, 2007	11.54	.23		1.85	2.08	(.32)	(.07)	(.39)
October 31, 2006	10.20	.18		1.37	1.55	(.21)	—	(.21)
October 31, 2005(5)	10.00	.10		.19	.29	(.09)	—	(.09)
Class R1
April 30, 2008*	13.24	.44		(1.72)	(1.28)	(.43)	(.19)	(.62)
October 31, 2007	11.54	.14		1.98	2.12	(.35)	(.07)	(.42)
October 31, 2006(13)	10.75	.07		.86	.93	(.14)	—	(.14)
Class R2
April 30, 2008*	13.22	.13		(1.43)	(1.30)	(.42)	(.19)	(.61)
October 31, 2007	11.53	.16		1.92	2.08	(.32)	(.07)	(.39)
October 31, 2006(14)	10.98	.02		.62	.64	(.09)	—	(.09)
Class R3(9)
April 30, 2008*	13.22	.49		(1.80)	(1.31)	(.40)	(.19)	(.59)
October 31, 2007	11.54	.17		1.87	2.04	(.29)	(.07)	(.36)
October 31, 2006	10.19	.16		1.38	1.54	(.19)	—	(.19)
October 31, 2005(5)	10.00	.07		.20	.27	(.08)	—	(.08)
Class S
April 30, 2008*	13.24	.38		(1.67)	(1.29)	(.43)	(.19)	(.62)
October 31, 2007	11.55	.29		1.82	2.11	(.35)	(.07)	(.42)
October 31, 2006	10.20	.23		1.35	1.58	(.23)	—	(.23)
October 31, 2005(5)	10.00	.12		.19	.31	(.11)	—	(.11)
2035 Strategy Fund
Class R1
April 30, 2008(19)	10.00	—	(h)	.40	.40	—	—	—
Class R2
April 30, 2008(19)	10.00	.03		.36	.39	—	—	—
Class R3
April 30, 2008(19)	10.00	.03		.36	.39	—	—	—

See accompanying notes which are an integral part of the financial statements.

88	Financial Highlights

$ Net Asset Value, End of Period	(%) Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

11.32	(9.98)	3,309.25		.75	3.92	90
13.23	18.51	3,739.25		.98	2.51	31
11.53	15.38	2,854.25		2.38	1.93	104
10.19	(1.01)	990.25		4.86	.25	1

11.33	(9.91)	10,367.25		.75	3.77	90
13.23	18.42	10,490.25		.98	1.88	31
11.54	15.35	4,616.25		2.15	1.72	104
10.20	2.96	1,029.25		5.37	.95	1

11.34	(9.80)	11,498	—	.50	3.84	90
13.24	18.80	8,582	—	.73	1.21	31
11.54	8.22	347	—	2.07	.65	104

11.31	(9.96)	19,580.25		.75	2.35	90
13.22	18.46	3,359.25		.98	1.26	31
11.53	5.40	633.25		1.79	.18	104

11.32	(10.01)	29,988.50		1.01	4.32	90
13.22	18.08	29,200.50		1.23	1.39	31
11.54	15.22	8,249.50		2.33	1.42	104
10.19	2.69	1,452.50		5.62	.75	1

11.33	(9.88)	11,829	—	.50	3.37	90
13.24	18.70	7,923	—	.73	2.32	31
11.55	15.70	2,513	—	1.85	2.13	104
10.20	3.15	1,031	—	5.12	1.16	1

10.40	4.00	1,102	—	13.85	.07	1

10.39	3.90	104.25		23.65	.26	1

10.39	3.90	104.50		23.91	.24	1

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	89

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
2040 Strategy Fund
Class A
April 30, 2008*	13.44	.50		(1.96)	(1.46)	(.43)	(.18)	(.61)
October 31, 2007	11.71	.31		1.86	2.17	(.31)	(.13)	(.44)
October 31, 2006	10.23	.19		1.48	1.67	(.19)	—	(.19)
October 31, 2005(6)	10.36	.02		(.12)	(.10)	(.03)	—	(.03)
Class E
April 30, 2008*	13.46	.45		(1.92)	(1.47)	(.43)	(.18)	(.61)
October 31, 2007	11.72	.24		1.94	2.18	(.31)	(.13)	(.44)
October 31, 2006	10.24	.17		1.50	1.67	(.19)	—	(.19)
October 31, 2005(5)	10.00	.08		.24	.32	(.08)	—	(.08)
Class R1
April 30, 2008*	13.46	.40		(1.85)	(1.45)	(.44)	(.18)	(.62)
October 31, 2007	11.73	.12		2.08	2.20	(.34)	(.13)	(.47)
October 31, 2006(13)	10.89	.06		.90	.96	(.12)	—	(.12)
Class R2
April 30, 2008*	13.46	.11		(1.58)	(1.47)	(.43)	(.18)	(.61)
October 31, 2007	11.71	.28		1.90	2.18	(.30)	(.13)	(.43)
October 31, 2006(7)	11.14	.09		.59	.68	(.11)	—	(.11)
Class R3(9)
April 30, 2008*	13.43	.53		(2.00)	(1.47)	(.42)	(.18)	(.60)
October 31, 2007	11.71	.12		2.02	2.14	(.29)	(.13)	(.42)
October 31, 2006	10.24	.14		1.50	1.64	(.17)	—	(.17)
October 31, 2005(5)	10.00	.06		.24	.30	(.06)	—	(.06)
Class S
April 30, 2008*	13.46	.43		(1.88)	(1.45)	(.44)	(.18)	(.62)
October 31, 2007	11.73	.26		1.94	2.20	(.34)	(.13)	(.47)
October 31, 2006	10.24	.22		1.49	1.71	(.22)	—	(.22)
October 31, 2005(5)	10.00	.10		.24	.34	(.10)	—	(.10)
2045 Strategy Fund
Class R1
April 30, 2008(19)	10.00	—	(h)	.40	.40	—	—	—
Class R2
April 30, 2008(19)	10.00	.03		.37	.40	—	—	—
Class R3
April 30, 2008(19)	10.00	.03		.37	.40	—	—	—

See accompanying notes which are an integral part of the financial statements.

90	Financial Highlights

$ Net Asset Value, End of Period	(%) Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

11.37	(11.01)	1,666.25		.83	4.29	97
13.44	19.04	2,363.25		1.14	2.49	22
11.71	16.49	1,886.25		2.64	1.72	88
10.23	(.95)	991.25		4.81	.21	2

11.38	(11.06)	6,378.25		.83	3.91	97
13.46	19.12	6,353.25		1.14	1.96	22
11.72	16.48	3,096.25		2.30	1.55	88
10.24	3.20	1,032.25		5.26	.78	2

11.39	(10.89)	4,802	—	.58	3.51	97
13.46	19.31	2,935	—	.89	.99	22
11.73	8.47	93	—	2.27	.56	88

11.38	(11.03)	13,776.25		.82	1.98	97
13.46	19.11	2,060.25		1.14	2.28	22
11.71	6.11	1,256.25		2.16	.86	88

11.36	(11.11)	26,723.50		1.08	4.57	97
13.43	18.75	29,700.50		1.39	.96	22
11.71	16.11	5,506.50		2.48	1.25	88
10.24	3.03	1,701.50		5.52	.59	2

11.39	(10.89)	6,591	—	.58	3.75	97
13.46	19.30	4,410	—	.89	2.07	22
11.73	16.84	1,666	—	1.97	2.00	88
10.24	3.39	1,035	—	5.02	.99	2

10.40	4.00	865	—	16.05	.08	2

10.40	4.00	104.25		23.86	.26	2

10.40	4.00	104.50		24.11	.24	2

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	91

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
2050 Strategy Fund
Class R1
April 30, 2008(19)	10.00	.03	.48	.51	—	—	—
Class R2
April 30, 2008(19)	10.00	.03	.48	.51	—	—	—
Class R3
April 30, 2008(19)	10.00	.03	.47	.50	—	—	—
In Retirement Fund
Class R1
April 30, 2008(19)	10.00	.09	.11	.20	—	—	—
Class R2
April 30, 2008(19)	10.00	.09	.11	.20	—	—	—
Class R3
April 30, 2008(19)	10.00	.09	.11	.20	—	—	—
2017 Retirement Distribution Fund — A Shares
April 30, 2008(18)	10.00	.04	.48	.52	—	—	—
2017 Accelerated Distribution Fund — A Shares
April 30, 2008(18)	10.00	.10	.11	.21	—	—	—
2027 Extended Distribution Fund — A Shares
April 30, 2008(18)	10.00	.07	.18	.25	—	—	—
2017 Retirement Distribution Fund — S Shares
April 30, 2008(18)	10.00	.01	.49	.50	—	—	—
2017 Accelerated Distribution Fund — S Shares
April 30, 2008(18)	10.00	.07	.11	.18	—	—	—
2027 Extended Distribution Fund — S Shares
April 30, 2008(18)	10.00	.04	.19	.23	—	—	—

See accompanying notes which are an integral part of the financial statements.

92	Financial Highlights

$ Net Asset Value, End of Period	(%) Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

10.51	5.10	105	—	33.89	.28	—

10.51	5.10	105.25		34.14	.26	—

10.50	5.00	105.50		34.39	.24	—

10.20	2.00	102	—	31.45	.89	1

10.20	2.00	102.25		31.70	.87	1

10.20	2.00	102.50		31.94	.85	1

10.52	(3.50)	97.25		181.72	.79	56

10.21	(4.79)	95.25		178.45	3.03	114

10.25	(5.54)	94.25		180.11	2.09	51

10.50	(6.20)	200	—	174.89	.15	42

10.18	(3.99)	312	—	162.10	2.98	37

10.23	(5.58)	483	—	121.53	1.82	40

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	93

Russell Investment Company

LifePoints® Funds

Notes to Financial Highlights — April 30, 2008 (Unaudited)

*	For the period ended April 30, 2008 (Unaudited).
**	Less than 0.50% of net assets.
(1)	For the period March 3, 2003 (commencement of operations) to October 31, 2003.
(2)	For the period March 4, 2003 (commencement of operations) to October 31, 2003.
(3)	For the period March 5, 2003 (commencement of operations) to October 31, 2003.
(4)	For the period March 10, 2003 (commencement of operations) to October 31, 2003.
(5)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.
(6)	For the period September 1, 2005 (commencement of operations) to October 31, 2005.
(7)	For the period March 17, 2006 (commencement of operations) to October 31, 2006.
(8)	For the period March 29, 2006 (commencement of operations) to October 31, 2006.
(9)	Class D Shares were redesignated Class R3 Shares on March 1, 2006.
(10)	For the period April 3, 2006 (commencement of operations) to October 31, 2006.
(11)	For the period May 19, 2006 (commencement of operations) to October 31, 2006.
(12)	For the period June 6, 2006 (commencement of operations) to October 31, 2006.
(13)	For the period June 7, 2006 (commencement of operations) to October 31, 2006.
(14)	For the period September 8, 2006 (commencement of operations) to October 31, 2006.
(15)	For the period October 3, 2006 (commencement of operations) to October 31, 2006.
(16)	For the period November 10, 2006 (commencement of operations) to April 30, 2007.
(17)	For the period December 29, 2006 (commencement of operations) to April 30, 2007.
(18)	For the period December 31, 2007 (commencement of operations) to April 30, 2008.
(19)	For the period March 31, 2008 (commencement of operations) to April 30, 2008.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Total return for Class A does not reflect a front-end sales charge.
(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Funds invest.
(g)	May reflect amounts waived and/or reimbursed by RIMCo and/or RFSC.
(h)	Less than $.01 per share for the period.

See accompanying notes which are an integral part of the financial statements.

94	Notes to Financial Highlights

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements — April 30, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 44 different investment portfolios referred to as Funds. These financial statements report on 21 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the adviser, administrator and transfer agent of the Funds, providing advisory, administrative and transfer agency services to the Funds. Effective January 1, 2008, RIMCo is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds administrator and transfer agent. There was no change in the services provided to the Funds or in aggregate fees paid by the Funds for advisory, administrative and transfer agency services.

Target Portfolio Funds

Each of the Funds listed in the table below allocates its assets by investing in a combination of shares of other of the Investment Company’s Funds (the “Underlying Funds”). RIMCo, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as set forth in Current Prospectus
Asset Class/Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

US Equities
Diversified Equity Fund	6%	10%	15%	21%	26%
Quantitative Equity Fund	5	10	15	20	25
Special Growth Fund	—	3	4	6	7
Real Estate Securities Fund	3	3	5	6	7
International Equities
Global Equity Fund	2	3	4	6	7
International Securities Fund	4	9	14	17	23
Emerging Markets Fund	—	2	3	4	5
Bonds
Multistrategy Bond Fund	60	60	40	20	—
Short Duration Bond Fund	20	—	—	—	—

	100	100	100	100	100

Target Date Funds

Each of the Funds listed in the table below allocates its assets by investing in a combination of shares of the Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which it invests will become more conservative over time. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, RIMCo expects to modify

Notes to Financial Statements	95

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

the target asset allocation for the Funds and/or the Underlying Funds in which a Fund invests. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as set forth in Current Prospectus
Assets Class/Underlying Funds	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund

US Equities
Equity I Fund	9%	12%	15%	19%	23%
Equity Q Fund	9	12	14	19	23
Equity II Fund	2	3	4	5	6
Real Estate Securities Fund	3	4	5	6	6
International Equities
Global Equity Fund	3	3	4	5	7
International Fund	8	10	13	16	20
Emerging Markets Fund	2	2	3	4	5
Bonds
Fixed Income III Fund	60	54	42	26	10
Short Duration Bond Fund	4	—	—	—	—

	100	100	100	100	100

	Asset Allocation Targets as set forth in Current Prospectus
Asset Class/Underlying Funds	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund

US Equities
Equity I Fund	23%	23%	23%	23%	8%
Equity Q Fund	23	23	23	23	8
Equity II Fund	6	6	6	6	2
Real Estate Securities Fund	6	6	6	6	3
International Equities
Global Equity Fund	7	7	7	7	3
International Fund	20	20	20	20	7
Emerging Markets Fund	5	5	5	5	1
Bonds
Fixed Income III Fund	10	10	10	10	60
Short Duration Bond Fund	—	—	—	—	8

	100	100	100	100	100

Target Distribution Funds

Each Fund seeks to achieve its objective primarily by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The RIC Underlying Funds currently include the Diversified Equity, Special Growth, Quantitative Equity, International Securities, Global Equity, Short Duration Bond, Multistrategy Bond, Real Estate Securities, Emerging Markets and Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (US equity, non-US equity, fixed income, real estate and cash) is represented by an Underlying Fund. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

96	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Investment Objectives of the Underlying Funds:

Diversified Equity Fund

Seeks to provide long term capital growth.

Equity I Fund

Seeks to provide long term capital growth.

Special Growth Fund

Seeks to provide long term capital growth.

Equity II

Seeks to provide long term capital growth.

Quantitative Equity Fund

Seeks to provide long term capital growth.

Equity Q Fund

Seeks to provide long term capital growth.

Real Estate Securities Fund

Seeks to provide current income and long term capital growth.

Emerging Markets Fund

Seeks to provide long term capital growth.

Global Equity Fund

Seeks to provide long term capital growth.

International Securities Fund

Seeks to provide long term capital growth.

International Fund

Seeks to provide long term capital growth.

Short Duration Bond Fund

Seeks to provide current income and preservation of capital with a focus on short duration securities.

Multistrategy Bond Fund

Seeks to provide current income and as a secondary objective, capital appreciation.

Fixed Income III Fund

Seeks to provide current income and as a secondary objective, capital appreciation.

Money Market Fund

Seeks to maximize current income while preserving capital and liquidity.

Notes to Financial Statements	97

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign

98	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on November 1, 2007. Management has reviewed the Funds tax positions for all open tax years, and concluded that adoption had no effect on the Funds financial position or results of operations. At April 30, 2008, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds files a U.S. tax return. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal year ending October 31, 2004 through October 31, 2006, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

Notes to Financial Statements	99

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Reverse Share Split

By written consent effective as of March 26, 2008, the Board of Trustees of Russell Investment Company approved, on behalf of the 2017 Retirement Distribution Fund — A Shares, 2017 Accelerated Distribution Fund — A Shares, 2027 Extended Distribution Fund — A Shares, 2017 Retirement Distribution Fund — S Shares, 2017 Accelerated Distribution Fund — S Shares, and 2027 Extended Distribution Fund — S Shares (the “Target Distribution Funds”), a reverse share split for each of the Target Distribution Funds. The effective date of the reverse share split was March 27, 2008.

A reverse share split is a combination of a fund’s shares according to a conversion ratio in order to reduce the total number of outstanding shares of the fund. A reverse share split does not alter the rights or value of a shareholder’s interest in a fund.

The conversion ratio of each reverse share split was as follows:

2017 Retirement Distribution Fund — A Shares 10 : 9.173138

2017 Accelerated Distribution Fund — A Shares 10 : 9.324813

2027 Extended Distribution Fund — A Shares 10 : 9.215562

2017 Retirement Distribution Fund — S Shares 10 : 8.933155

2017 Accelerated Distribution Fund — S Shares 10 : 9.431073

2027 Extended Distribution Fund — S Shares 10 : 9.229232

As a result of the reverse share split, the par value of the shares of each of the Target Distribution Funds has been adjusted in accordance with the conversion ratio.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

Class Allocation

Each of the Funds presented herein offer certain of the following classes of shares: Class A, Class C, Class E, Class R1, Class R2, Class R3 and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

100	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

3.	Investment Transactions

Securities

During the period ended April 30, 2008, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

Funds	Purchases	Sales

Conservative Strategy Fund	$94,775,638	$52,308,076
Moderate Strategy Fund	189,222,088	80,849,413
Balanced Strategy Fund	932,305,393	404,002,153
Growth Strategy Fund	636,131,547	187,454,722
Equity Growth Strategy Fund	356,519,177	77,315,463
2010 Strategy Fund	53,726,459	40,343,898
2015 Strategy Fund	477,752	12,680
2020 Strategy Fund	122,469,269	95,440,362
2025 Strategy Fund	1,467,994	5,357
2030 Strategy Fund	104,355,112	67,365,137
2035 Strategy Fund	1,303,991	7,701
2040 Strategy Fund	75,525,245	52,512,008
2045 Strategy Fund	1,076,257	17,034
2050 Strategy Fund	300,879	—
In Retirement Fund	305,348	2,645
2017 Retirement Distribution Fund — A Shares	154,684	54,261
2017 Accelerated Distribution Fund — A Shares	213,191	112,181
2027 Extended Distribution Fund — A Shares	150,632	49,923
2017 Retirement Distribution Fund — S Shares	257,377	51,231
2017 Accelerated Distribution Fund — S Shares	323,388	52,363
2027 Extended Distribution Fund — S Shares	513,905	73,068

4.	Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent

Through December 31, 2007, RIMCo was the adviser and administrator of all of the Funds which comprise the Investment Company. Effective January 1, 2008, RIMCo advises the Funds and RFSC is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation to RIMCo.

The advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the Funds and are payable monthly totaling $13,647,209 and $3,411,803 respectively, for the period ended April 30, 2008.

Through December 31, 2007 RIMCo was the Transfer and Dividend Disbursement Agent. Effective January 1, 2008 RFSC serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo and RFSC are paid a fee for transfer agency and dividend disbursing services provided to the Fund. RIMCo and RFSC retain a portion of this fee for their services provided to the Fund and pay the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the period ended April 30, 2008 were $10,170,737.

Waivers/Reimbursements

Target Portfolio Funds

At least until February 28, 2009, the Conservative Strategy Fund’s annual direct and indirect fund-level operating expenses are capped at the greater of (a) 0.84% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

At least until February 28, 2009, the Moderate Strategy Fund’s annual direct and indirect fund-level operating expenses are capped at the greater of (a) 0.95% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

Notes to Financial Statements	101

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LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

At least until February 28, 2009, the Balanced Strategy Fund’s annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.02% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

At least until February 28, 2009, the Growth Strategy Fund’s annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.09% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

At least until February 28, 2009, the Equity Growth Strategy Fund’s annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.16% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the current “Acquired Funds Fees and Expenses” on an annual basis.

Direct and indirect fund-level operating expenses do not include Rule 12b-1 distribution fees, shareholder servicing fees, non-recurring expenses or extraordinary expenses. These caps may not be terminated during the relevant period except at the Board’s discretion.

Target Date Funds

RIMCo and RFSC, have agreed to waive and/or reimburse the Target Date Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses until February 28, 2009 for the 2010 Strategy, 2020 Strategy, 2030 Strategy, 2040 Strategy Funds and until May 1, 2009 for the 2015 Strategy, 2025 Strategy, 2035 Strategy, 2045 Strategy, 2050 Strategy and In Retirement Funds. These waivers and reimbursements may not be terminated during the relevant period except at the Board’s discretion.

Target Distribution Funds

At least until February 28, 2009, the 2017 Retirement Distribution Fund-A Shares annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.33% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

At least until February 28, 2009, the 2017 Accelerated Distribution Fund-A Shares annual direct and indirect fund operating expenses are capped at the greater of (a) 1.24% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

At least until February 28, 2009, the 2027 Extended Distribution Fund-A Shares annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.28% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

At least until February 28, 2009, the 2017 Retirement Distribution Fund-S Shares annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.15% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

At least until February 28, 2009, the 2017 Accelerated Distribution Fund-S Shares annual direct and indirect fund operating expenses are capped at the greater of (a) 0.96% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

At least until February 28, 2009, the 2027 Extended Distribution Fund-S Shares annual direct and indirect fund-level operating expenses are capped at the greater of (a) 1.00% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

Direct and indirect fund-level operating expenses do not include non-recurring expenses or extraordinary expenses. These caps may not be terminated during the relevant period except at the Board’s discretion.

102	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

As of April 30, 2008, RIMCo and RFSC waived/reimbursed the following expenses:

	RIMCo	RFSC

Conservative Strategy Fund	$484,013	$475,266
Moderate Strategy Fund	1,197,867	1,058,531
Balanced Strategy Fund	5,634,761	6,082,277
Growth Strategy Fund	4,031,705	4,678,220
Equity Growth Strategy Fund	2,039,542	2,465,196
2010 Strategy Fund	37,967	88,811
2015 Strategy Fund	60	8,324
2020 Strategy Fund	93,549	124,700
2025 Strategy Fund	114	8,974
2030 Strategy Fund	74,021	111,969
2035 Strategy Fund	106	8,832
2040 Strategy Fund	52,900	99,578
2045 Strategy Fund	92	8,612
2050 Strategy Fund	51	8,591
In Retirement Fund	50	7,779
2017 Retirement Distribution Fund — A Shares	62	55,710
2017 Accelerated Distribution Fund — A Shares	63	55,711
2027 Extended Distribution Fund — A Shares	62	55,710
2017 Retirement Distribution Fund — S Shares	64	55,711
2017 Accelerated Distribution Fund — S Shares	69	55,715
2027 Extended Distribution Fund — S Shares	92	55,732

Distributor and Shareholder Servicing

On June 2, 2008, Russell Fund Distributors, Inc., a wholly owned subsidiary of RIMCo, changed its name to Russell Financial Services, Inc. (the “Distributor”) and serves as a distributor for RIC, pursuant to the Distribution Agreement with the Investment Company.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A, Class C and Class R3 shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A or Class R3 shares or 0.75% of the average daily net assets of a Fund’s Class C shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents’ clients who beneficially own Class C, Class E, Class R2 and Class R3 shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class E, Class R2 and Class R3 shares on an annual basis. Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C, Class E, Class R2 and Class R3 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C and Class R3 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

Notes to Financial Statements	103

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

For the period ended April 30, 2008, the Distributor retained the following amounts in sales charges:

Sales Charges	Class A Shares
Conservative Strategy	28,246
Moderate Strategy	6,147
Balanced Strategy	24,526
Growth Strategy	2,929
Equity Growth Strategy	1,572
2010 Strategy	33
2020 Strategy	—
2030 Strategy	—
2040 Strategy	—

For the period ended April 30, 2008, the sales commissions paid to the selling agents for the sale of Class A shares are as follows:

Funds	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor
Conservative Strategy	209,141	$38,333
Moderate Strategy	439,469	79,756
Balanced Strategy	3,441,135	634,052
Growth Strategy	3,588,228	625,202
Equity Aggressive Strategy	1,256,645	215,504
2010 Strategy	115	15
2020 Strategy	9,967	1,757
2030 Strategy	6,651	1,277
2040 Strategy	4,888	722

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates as April 30, 2008 were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund	2010 Strategy Fund

Administration Fees	$20,245	$49,014	$232,107	$172,289	$83,918	$—
Distribution Fees	109,135	278,741	1,554,414	1,070,101	536,494	3,236
Shareholder Servicing Fees	77,128	170,529	743,141	529,105	281,252	5,434
Trustee Fees	1,062	2,492	11,304	7,902	3,913	83

	$207,570	$500,776	$2,540,966	$1,779,397	$905,577	$8,753

	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund	2040 Strategy Fund
Administration Fees	$—	$—	$—	$—	$—	$—
Distribution Fees	21	7,828	21	6,675	21	5,744
Shareholder Servicing Fees	42	13,950	42	11,960	42	9,448
Trustee Fees	—	194	—	170	—	11

	$63	$21,972	$63	$18,805	$63	$15,203

104	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund	2017 Retirement Distribution Fund — A Shares	2017 Accelerated Distribution Fund — A Shares	2027 Extended Distribution Fund — A Shares

Administration fees	$—	$—	$—	$16	$16	$16
Distribution fees	21	21	21	57	58	58
Shareholder servicing fees	42	42	41	—	—	—
Trustee fees	—	—	—	1	1	1

	$63	$63	$62	$74	$75	$75

	2017 Retirement Distribution Fund — S Shares	2017 Accelerated Distribution Fund — S Shares	2027 Extended Distribution Fund — S Shares
Administration fees	$16	$17	$23
Distribution fees	—	—	—
Shareholder servicing fees	—	—	—
Trustee fees	1	1	1

	$17	$18	$24

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company, which has 44 Funds, and RIF, which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 ($52,000 prior to January 1, 2008) per year, $6,500 for each regular quarterly meeting attended in person, $2,500 ($2,000 prior to January 1, 2008) for each special meeting attended in person, and $2,500 ($2,000 prior to January 1, 2008) for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 ($500 prior to January 1, 2008) fee for attending quarterly and special meetings and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chair person of the Board receives additional annual compensation of $52,000

Transactions With Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common control. Transactions during the period ended April 30, 2008 with Underlying Funds which are, or were, an affiliated company are as follows:

Affiliate	Purchases Cost	Sales Cost	Income Distributions	Capital Gains Distributions

Conservative Strategy
Diversified Equity Fund	$11,608,669	$5,641,533	$777,639	$1,635,050
Quantitative Equity Fund	9,156,112	4,041,537	402,985	1,406,599
International Securities Fund	9,405,948	4,107,832	1,359,882	1,584,039
Global Equity Fund	3,376,273	1,920,265	270,030	11,087
Multistrategy Bond Fund	41,688,684	24,260,897	8,569,770	—
Real Estate Securities Fund	7,696,168	5,060,778	416,202	1,467,926
Short Duration Bond Fund	11,843,784	8,111,205	2,128,878	—

	$94,775,638	$53,144,047	$13,925,386	$6,104,701

Notes to Financial Statements	105

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Affiliate	Purchases Cost	Sales Cost	Income Distributions	Capital Gains Distributions

Moderate Strategy
Diversified Equity Fund	$27,854,428	$6,332,126	$3,334,891	$7,034,786
Special Growth Fund	10,473,839	1,872,432	1,082,893	2,544,113
Quantitative Equity Fund	26,754,288	4,679,586	2,071,400	7,264,364
International Securities Fund	33,622,274	7,696,652	7,939,364	9,248,052
Global Equity Fund	5,634,130	1,610,113	1,049,875	43,108
Multistrategy Bond Fund	63,283,044	51,284,051	21,607,982	—
Emerging Markets Fund	8,269,821	2,127,495	1,867,704	3,234,047
Real Estate Securities Fund	13,330,265	7,424,875	1,072,908	3,814,618

	$189,222,089	$83,027,330	$40,027,017	$33,183,088

Balanced Strategy
Diversified Equity Fund	$159,676,739	$35,487,231	$23,940,637	$50,540,724
Special Growth Fund	57,273,873	9,660,403	6,919,686	16,256,866
Quantitative Equity Fund	152,815,616	22,939,791	14,830,043	52,062,165
International Securities Fund	198,390,483	33,755,165	58,549,922	68,201,018
Global Equity Fund	24,700,376	6,128,160	6,662,981	273,585
Multistrategy Bond Fund	193,518,043	244,951,399	68,300,619	—
Emerging Markets Fund	51,346,131	13,027,503	13,313,937	23,053,908
Real Estate Securities Fund	94,584,192	58,605,043	8,683,447	30,792,152

	$932,305,453	$424,554,695	$201,201,272	$241,180,418

Growth Strategy
Diversified Equity Fund	$119,530,857	$10,505,639	$24,245,901	$51,290,311
Special Growth Fund	51,262,372	5,542,568	7,519,660	17,666,427
Quantitative Equity Fund	111,006,708	6,081,774	14,291,515	50,315,903
International Securities Fund	156,784,811	19,262,762	51,618,430	60,126,972
Global Equity Fund	17,833,845	1,744,689	7,243,017	297,402
Multistrategy Bond Fund	60,600,714	110,678,265	24,703,725	—
Emerging Markets Fund	43,760,697	7,195,929	12,858,805	22,265,819
Real Estate Securities Fund	75,351,543	36,338,398	7,482,339	26,730,509

	$636,131,547	$197,350,024	$149,963,392	$228,693,343

Equity Growth Strategy
Diversified Equity Fund	$73,107,716	$11,047,428	$15,304,154	$32,400,663
Special Growth Fund	29,211,826	3,197,334	4,475,607	10,514,837
Quantitative Equity Fund	73,873,333	11,392,077	9,130,699	32,179,825
International Securities Fund	104,012,438	24,038,426	36,087,499	42,035,993
Global Equity Fund	9,172,812	2,467,667	4,333,954	177,954
Emerging Markets Fund	26,701,227	8,248,974	8,337,171	14,436,328
Real Estate Securities Fund	40,439,824	27,419,989	4,408,515	15,705,467

	$356,519,176	$87,811,895	$82,077,599	$147,451,067

106	Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Affiliate	Purchases Cost	Sales Cost	Income Distributions	Capital Gains Distributions

2010 Strategy Fund
Diversified Equity Fund	$1,467,880	$4,210,036	$85,660	$192,350
Special Growth Fund	446,978	1,267,048	28,039	65,875
Quantitative Equity Fund	1,428,935	4,348,880	52,105	198,919
International Securities Fund	1,666,028	3,974,691	217,039	252,816
Global Equity Fund	646,308	292,583	29,206	1,199
Multistrategy Bond Fund	4,699,898	24,081,794	328,263	—
Emerging Markets Fund	471,144	244,590	48,462	83,915
Real Estate Securities Fund	928,105	525,195	33,180	111,743
Short Duration Bond Fund	1,266,497	187,183	27,902	—
Equity I Fund	4,249,903	390,912	10,090	—
Equity II Fund	1,131,619	98,764	—	—
Equity Q Fund	4,285,659	348,536	9,052	—
International Fund	3,660,432	349,905	—	—
Fixed Income III Fund	27,377,073	853,320	307,492	—

	$53,726,459	$41,173,437	$1,176,490	$906,817

2015 Strategy Fund
Global Equity Fund	$15,447	$536	$—	$—
Emerging Markets Fund	10,656	366	—	—
Real Estate Securities Fund	17,125	666	91	—
Equity I Fund	53,890	1,405	92	—
Equity II Fund	15,515	452	—	—
Equity Q Fund	54,175	1,506	82	—
International Fund	49,382	—	—	—
Fixed Income III Fund	261,561	1,530	1,976	—

	$477,751	$6,461	$2,241	$—

2020 Strategy Fund
Diversified Equity Fund	$4,355,878	$16,240,486	$353,020	$792,709
Special Growth Fund	1,346,952	4,719,919	109,582	257,447
Quantitative Equity Fund	4,098,480	16,784,188	214,564	819,140
International Securities Fund	5,503,295	16,103,995	928,611	1,081,679
Global Equity Fund	1,429,023	614,451	106,207	4,361
Multistrategy Bond Fund	6,845,638	40,896,112	561,291	—
Emerging Markets Fund	1,557,424	594,757	211,107	365,544
Real Estate Securities Fund	2,560,419	1,571,414	139,411	482,993
Equity I Fund	15,240,704	408,016	37,647	—
Equity II Fund	4,151,738	104,207	—	—
Equity Q Fund	15,413,873	293,638	33,597	—
International Fund	14,181,313	721,390	—	—
Fixed Income III Fund	45,784,531	1,040,752	498,047	—

	$122,469,268	$100,093,325	$3,193,084	$3,803,873

Notes to Financial Statements	107

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Affiliate	Purchases Cost	Sales Cost	Income Distributions	Capital Gains Distributions

2025 Strategy Fund
Global Equity Fund	$78,935	$533	$—	$—
Emerging Markets Fund	53,938	191	—	—
Real Estate Securities Fund	83,731	1,642	144	—
Equity I Fund	275,485	735	151	—
Equity II Fund	79,004	483	—	—
Equity Q Fund	275,907	1,108	135	—
International Fund	235,856	549	—	—
Fixed Income III Fund	385,137	—	952	—

	$1,467,993	$5,241	$1,382	$—

2030 Strategy Fund
Diversified Equity Fund	$6,786,001	$20,110,684	$422,122	$947,877
Special Growth Fund	2,181,548	6,129,569	136,437	320,541
Quantitative Equity Fund	6,478,722	20,735,840	256,765	980,250
International Securities Fund	7,345,296	18,712,375	1,061,472	1,236,439
Global Equity Fund	2,184,981	227,289	132,310	5,433
Multistrategy Bond Fund	2,605,888	6,304,014	63,490	—
Emerging Markets Fund	2,133,829	459,306	248,130	429,653
Real Estate Securities Fund	3,176,209	1,252,647	144,976	489,355
Equity I Fund	19,713,769	119,882	49,052	—
Equity II Fund	5,642,224	47,418	—	—
Equity Q Fund	20,059,172	92,070	44,003	—
International Fund	16,890,290	284,395	—	—
Fixed Income III Fund	9,157,182	285,961	98,880	—

	$104,355,111	$74,761,450	$2,657,637	$4,409,548

2035 Strategy Fund
Emerging Markets Fund	$—	$42	$—	$—
Global Equity Fund	84,337	317	—	—
Real Estate Securities Fund	84,458	1,285	164	—
Equity I Fund	299,021	1,053	184	—
Equity II Fund	84,614	615	—	—
Equity Q Fund	299,344	2,258	165	—
International Fund	261,163	600	—	—
Fixed Income III Fund	132,837	1,512	366	—

	$1,245,774	$7,682	$879	$—

2040 Strategy Fund
Diversified Equity Fund	$5,509,386	$16,166,667	$332,021	$745,556
Special Growth Fund	1,722,724	4,822,959	105,525	247,917
Quantitative Equity Fund	5,250,708	16,631,506	201,960	771,019
International Securities Fund	6,338,389	15,653,593	852,510	993,034
Global Equity Fund	1,715,865	764,639	102,333	4,202
Emerging Markets Fund	1,746,572	904,214	195,412	338,368
Real Estate Securities Fund	2,515,725	1,619,330	107,100	378,483
Equity I Fund	14,043,537	477,688	33,814	—
Equity II Fund	3,996,601	121,652	—	—
Equity Q Fund	14,257,286	432,241	30,368	—
International Fund	11,757,537	258,268	—	—
Fixed Income III Fund	6,670,917	533,521	69,334	—

	$75,525,247	$58,386,278	$2,030,377	$3,478,579

108	Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Affiliate	Purchases Cost	Sales Cost	Income Distributions	Capital Gains Distributions

2045 Strategy Fund
Global Equity Fund	$69,761	$1,450	$—	$—
Emerging Markets Fund	48,289	1,243	—	—
Real Estate Securities Fund	69,527	610	164	—
Equity I Fund	246,768	3,045	184	—
Equity II Fund	69,869	1,068	—	—
Equity Q Fund	246,110	2,277	165	—
International Fund	216,608	5,122	—	—
Fixed Income III Fund	109,324	2,266	366	—

	$1,076,256	$17,081	$879	$—

2050 Strategy Fund
Global Equity Fund	$19,500	$—	$—	$—
Emerging Markets Fund	13,500	—	—	—
Real Estate Securities Fund	19,664	—	164	—
Equity I Fund	69,184	—	184	—
Equity II Fund	19,500	—	—	—
Equity Q Fund	69,165	—	165	—
International Fund	60,000	—	—	—
Fixed Income III Fund	30,366	—	366	—

	$300,879	$—	$879	$—

In Retirement Fund
Global Equity Fund	$7,800	$203	$—	$—
Emerging Markets Fund	3,600	78	—	—
Real Estate Securities Fund	9,076	405	76	—
Short Duration Bond Fund	24,566	—	307	—
Equity I Fund	24,666	585	66	—
Equity II Fund	5,400	138	—	—
Equity Q Fund	24,659	593	59	—
International Fund	21,000	555	—	—
Fixed Income III Fund	184,582	—	2,196	—

	$305,349	$2,557	$2,704	$—

2017 Retirement Distribution Fund — A Shares
Diversified Equity Fund	$31,498	$6,059	$41	$—
Special Growth Fund	8,430	1,379	—	—
Quantitative Equity Fund	30,293	5,594	33	—
International Securities Fund	28,057	5,465	—	—
Global Equity Fund	8,474	1,570	—	—
Multistrategy Bond Fund	33,854	33,854	315	—
Emerging Markets Fund	6,050	1,161	—	—
Real Estate Securities Fund	8,028	1,666	54	—

	$154,684	$56,748	$443	$—

2017 Accelerated Distribution Fund — A Shares
Diversified Equity Fund	$23,977	$18,114	$10	$—
Special Growth Fund	1,060	4,832	—	—
Quantitative Equity Fund	23,031	17,379	8	—
International Securities Fund	21,586	16,446	—	—
Global Equity Fund	6,447	4,875	—	—
Multistrategy Bond Fund	120,906	48,258	999	—
Emerging Markets Fund	4,645	3,533	—	—
Real Estate Securities Fund	6,190	4,629	13	—

	$207,842	$118,066	$1,030	$—

Notes to Financial Statements	109

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Affiliate	Purchases Cost	Sales Cost	Income Distributions	Capital Gains Distributions

2027 Extended Distribution Fund — A Shares
Diversified Equity Fund	$19,411	$11,291	$13	$—
Special Growth Fund	5,130	2,901	—	—
Quantitative Equity Fund	18,442	10,624	10	—
International Securities Fund	17,804	10,771	—	—
Global Equity Fund	5,230	3,063	—	—
Multistrategy Bond Fund	75,776	11,315	688	—
Emerging Markets Fund	3,863	2,336	—	—
Real Estate Securities Fund	4,975	2,962	17	—

	$150,631	$55,263	$728	$—

2017 Retirement Distribution Fund — S Shares
Diversified Equity Fund	$60,889	$8,128	$40	$—
Special Growth Fund	16,425	2,043	—	—
Quantitative Equity Fund	58,264	7,500	32	—
International Securities Fund	54,444	8,019	—	—
Global Equity Fund	16,394	2,256	—	—
Multistrategy Bond Fund	23,464	23,464	21	—
Emerging Markets Fund	11,742	1,702	—	—
Real Estate Securities Fund	15,754	2,201	52	—

	$257,376	$55,313	$145	$—

2017 Accelerated Distribution Fund — S Shares
Diversified Equity Fund	$22,128	$—	$6	$—
Special Growth Fund	5,954	—	—	—
Quantitative Equity Fund	21,284	—	5	—
International Securities Fund	19,507	—	—	—
Global Equity Fund	5,953	—	—	—
Multistrategy Bond Fund	238,332	—	1,006	—
Emerging Markets Fund	4,267	—	—	—
Real Estate Securities Fund	5,963	—	8	—

	$323,388	$—	$1,025	$—

2027 Extended Distribution Fund — S Shares
Diversified Equity Fund	$37,058	$14,672	$9	$—
Special Growth Fund	9,950	3,910	—	—
Quantitative Equity Fund	35,479	13,882	7	—
International Securities Fund	33,016	13,007	—	—
Global Equity Fund	9,988	3,984	—	—
Multistrategy Bond Fund	371,607	24,256	809	—
Emerging Markets Fund	7,182	2,847	—	—
Real Estate Securities Fund	9,627	3,700	12	—

	$513,907	$80,258	$837	$—

5.	Federal Income Taxes

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At October 31, 2007, the Funds had no capital loss carryforwards.

110	Notes to Financial Statements

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LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

At April 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Equity Growth Strategy	Growth Strategy	Balanced Strategy	Moderate Strategy	Conservative Strategy

Cost of Investments	$2,036,466,081	$3,945,675,999	$5,486,215,255	$1,189,898,220	$482,486,598

Unrealized Appreciation	54,051,148	184,855,640	265,983,602	51,497,553	18,249,198
Unrealized Depreciation	(11,216,920)	(36,297,150)	(29,408,506)	(9,055,071)	(3,411,941)

Net Unrealized Appreciation (Depreciation)	$42,834,228	$148,558,490	$236,575,096	$42,442,482	$14,837,257

	2010 Strategy	2015 Strategy	2020 Strategy	2025 Strategy	2030 Strategy
Cost of Investments	$43,748,399	$465,177	$105,038,269	$1,462,752	$86,727,108

Unrealized Appreciation	388,544	7,127	2,160,151	11,543	519,131
Unrealized Depreciation	(893,348)	(732)	(3,033,405)	—	(676,957)

Net Unrealized Appreciation (Depreciation)	$(504,804)	$6,395	$(873,254)	$11,543	$(157,826)

	2035 Strategy	2040 Strategy	2045 Strategy	2050 Strategy	In Retirement
Cost of Investments	$1,296,332	$60,073,562	$1,059,247	$300,879	$302,790

Unrealized Appreciation	13,412	181,483	13,619	14,629	5,040
Unrealized Depreciation	—	(310,448)	—	(254)	(1,746)

Net Unrealized Appreciation (Depreciation)	$13,412	$(128,965)	$13,619	$14,375	$3,294

	2017 — Class A Retirement Distribution	2017 — Class A Accelerated Distribution	2027 — Class A Extended Distribution
Cost of Investments	$99,325	$97,751	$96,775

Unrealized Appreciation	1,004	11,851	429
Unrealized Depreciation	(3,735)	(14,292)	(2,730)

Net Unrealized Appreciation (Depreciation)	$(2,731)	$(2,441)	$(2,301)

	2017 — Class S Retirement Distribution	2017 — Class S Accelerated Distribution	2027 — Class S Extended Distribution
Cost of Investments	$205,763	$268,206	$440,823

Unrealized Appreciation	835	—	—
Unrealized Depreciation	(6,836)	(1,181)	(2,985)

Net Unrealized Appreciation (Depreciation)	$(6,001)	$(1,181)	$(2,985)

Notes to Financial Statements	111

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended April 30, 2008 and October 31, 2007 were as follows:

	Shares		Dollars
Conservative Strategy Fund	2008	2007	2008	2007

Class A
Proceeds from shares sold	2,882	1,721	$30,750	$18,654
Proceeds from reinvestment of distributions	181	241	1,909	2,595
Payments for shares redeemed	(1,790)	(1,425)	(19,011)	(15,496)

Net increase (decrease)	1,273	537	13,648	5,753

Class C
Proceeds from shares sold	2,570	3,293	27,095	35,593
Proceeds from reinvestment of distributions	279	399	2,945	4,284
Payments for shares redeemed	(1,736)	(3,361)	(18,382)	(36,263)

Net increase (decrease)	1,113	331	11,658	3,614

Class E
Proceeds from shares sold	2,011	2,748	21,564	29,955
Proceeds from reinvestment of distributions	311	459	3,295	4,957
Payments for shares redeemed	(1,993)	(2,913)	(21,349)	(31,656)

Net increase (decrease)	329	294	3,510	3,256

Class R1
Proceeds from shares sold	108	214	1,154	2,317
Proceeds from reinvestment of distributions	9	4	91	40
Payments for shares redeemed	(11)	(45)	(117)	(491)

Net increase (decrease)	106	173	1,128	1,866

Class R2
Proceeds from shares sold	2,948	165	31,669	1,787
Proceeds from reinvestment of distributions	695	12	7,392	129
Payments for shares redeemed	(2,861)	(25)	(30,683)	(273)

Net increase (decrease)	782	152	8,378	1,643

Class R3 (3)
Proceeds from shares sold	452	3,391	4,851	36,998
Proceeds from reinvestment of distributions	20	1,005	211	10,879
Payments for shares redeemed	(162)	(3,859)	(1,702)	(42,140)

Net increase (decrease)	310	537	3,360	5,737

Class S
Proceeds from shares sold	2,251	3,735	24,055	40,640
Proceeds from reinvestment of distributions	186	264	1,974	2,858
Payments for shares redeemed	(2,331)	(3,147)	(25,142)	(34,345)

Net increase (decrease)	106	852	887	9,153

Total increase (decrease)	4,019	2,876	$42,569	$31,022

112	Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Moderate Strategy Fund	2008	2007	2008	2007

Class A
Proceeds from shares sold	5,156	5,814	$57,878	$67,785
Proceeds from reinvestment of distributions	1,018	756	11,354	8,719
Payments for shares redeemed	(3,074)	(3,400)	(34,295)	(39,680)

Net increase (decrease)	3,100	3,170	34,937	36,824

Class C
Proceeds from shares sold	4,074	6,915	45,387	80,137
Proceeds from reinvestment of distributions	1,186	966	13,192	11,074
Payments for shares redeemed	(3,485)	(8,050)	(38,548)	(92,709)

Net increase (decrease)	1,775	(169)	20,031	(1,498)

Class E
Proceeds from shares sold	2,374	5,954	26,778	69,478
Proceeds from reinvestment of distributions	1,028	867	11,479	10,004
Payments for shares redeemed	(2,825)	(5,352)	(31,657)	(62,464)

Net increase (decrease)	577	1,469	6,600	17,018

Class R1
Proceeds from shares sold	166	204	1,864	2,376
Proceeds from reinvestment of distributions	11	3	128	30
Payments for shares redeemed	(36)	(34)	(419)	(397)

Net increase (decrease)	141	173	1,573	2,009

Class R2
Proceeds from shares sold	1,034	231	11,803	2,665
Proceeds from reinvestment of distributions	45	12	499	134
Payments for shares redeemed	(64)	(49)	(701)	(572)

Net increase (decrease)	1,015	194	11,601	2,227

Class R3 (3)
Proceeds from shares sold	2,709	5,097	30,748	59,503
Proceeds from reinvestment of distributions	1,861	1,579	20,854	18,257
Payments for shares redeemed	(4,096)	(5,703)	(46,271)	(66,718)

Net increase (decrease)	474	973	5,331	11,042

Class S
Proceeds from shares sold	5,554	8,119	61,774	94,417
Proceeds from reinvestment of distributions	719	574	8,042	6,650
Payments for shares redeemed	(3,898)	(6,566)	(43,936)	(76,874)

Net increase (decrease)	2,375	2,127	25,880	24,193

Total increase (decrease)	9,457	7,937	$105,953	$91,815

Notes to Financial Statements	113

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Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Balanced Strategy Fund	2008	2007	2008	2007

Class A
Proceeds from shares sold	18,734	30,989	$224,155	$384,180
Proceeds from reinvestment of distributions	7,338	4,710	86,024	57,433
Payments for shares redeemed	(10,775)	(14,254)	(125,874)	(176,923)

Net increase (decrease)	15,297	21,445	184,305	264,690

Class C
Proceeds from shares sold	17,643	41,510	204,836	511,730
Proceeds from reinvestment of distributions	8,875	5,296	103,515	63,959
Payments for shares redeemed	(14,111)	(20,573)	(162,637)	(253,738)

Net increase (decrease)	12,407	26,233	145,714	321,951

Class E
Proceeds from shares sold	6,376	15,730	75,285	195,313
Proceeds from reinvestment of distributions	4,077	2,886	47,879	35,239
Payments for shares redeemed	(6,293)	(11,136)	(73,958)	(138,689)

Net increase (decrease)	4,160	7,480	49,206	91,863

Class R1
Proceeds from shares sold	839	1,790	9,720	22,407
Proceeds from reinvestment of distributions	151	60	1,775	741
Payments for shares redeemed	(188)	(149)	(2,205)	(1,863)

Net increase (decrease)	802	1,701	9,290	21,285

Class R2
Proceeds from shares sold	3,301	745	40,453	9,179
Proceeds from reinvestment of distributions	282	79	3,310	964
Payments for shares redeemed	(766)	(338)	(8,969)	(4,193)

Net increase (decrease)	2,817	486	34,794	5,950

Class R3 (3)
Proceeds from shares sold	8,041	17,043	94,802	212,147
Proceeds from reinvestment of distributions	6,674	4,893	78,468	59,637
Payments for shares redeemed	(12,250)	(14,804)	(145,697)	(184,826)

Net increase (decrease)	2,465	7,132	27,573	86,958

Class S
Proceeds from shares sold	15,407	24,886	180,439	311,093
Proceeds from reinvestment of distributions	3,607	2,954	42,555	36,234
Payments for shares redeemed	(16,767)	(27,611)	(201,129)	(347,137)

Net increase (decrease)	2,247	229	21,865	190

Total increase (decrease)	40,195	64,706	$472,747	$792,887

114	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Growth Strategy Fund	2008	2007	2008	2007

Class A
Proceeds from shares sold	14,204	25,662	$173,084	$328,785
Proceeds from reinvestment of distributions	6,093	3,130	73,125	39,074
Payments for shares redeemed	(6,040)	(6,687)	(71,242)	(86,175)

Net increase (decrease)	14,257	22,105	174,967	281,684

Class C
Proceeds from shares sold	11,272	26,590	133,485	338,379
Proceeds from reinvestment of distributions	6,299	3,224	75,173	39,648
Payments for shares redeemed	(8,479)	(12,899)	(99,292)	(165,014)

Net increase (decrease)	9,092	16,915	109,357	213,013

Class E
Proceeds from shares sold	4,667	12,254	56,115	156,909
Proceeds from reinvestment of distributions	3,549	2,265	42,667	28,263
Payments for shares redeemed	(5,128)	(8,993)	(61,235)	(115,825)

Net increase (decrease)	3,088	5,526	37,547	69,347

Class R1
Proceeds from shares sold	613	1,143	7,230	14,798
Proceeds from reinvestment of distributions	89	28	1,078	354
Payments for shares redeemed	(129)	(195)	(1,551)	(2,489)

Net increase (decrease)	573	976	6,757	12,663

Class R2
Proceeds from shares sold	1,458	464	18,655	5,918
Proceeds from reinvestment of distributions	180	50	2,166	620
Payments for shares redeemed	(185)	(148)	(2,178)	(1,921)

Net increase (decrease)	1,453	366	18,643	4,617

Class R3 (3)
Proceeds from shares sold	4,898	11,128	58,891	143,042
Proceeds from reinvestment of distributions	5,394	3,346	64,980	41,753
Payments for shares redeemed	(6,318)	(8,379)	(76,659)	(108,206)

Net increase (decrease)	3,974	6,095	47,212	76,589

Class S
Proceeds from shares sold	6,408	13,660	76,712	176,462
Proceeds from reinvestment of distributions	2,513	1,726	30,352	21,685
Payments for shares redeemed	(10,260)	(12,782)	(126,003)	(165,858)

Net increase (decrease)	(1,339)	2,604	(18,939)	32,289

Total increase (decrease)	31,098	54,587	$375,554	$690,202

Notes to Financial Statements	115

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Equity Growth Strategy Fund	2008	2007	2008	2007

Class A
Proceeds from shares sold	5,772	13,055	$71,121	$170,060
Proceeds from reinvestment of distributions	2,313	892	28,010	11,107
Payments for shares redeemed	(3,162)	(3,354)	(37,176)	(43,909)

Net increase (decrease)	4,923	10,593	61,955	137,258

Class C
Proceeds from shares sold	6,266	16,879	71,184	209,627
Proceeds from reinvestment of distributions	4,092	1,878	46,897	22,287
Payments for shares redeemed	(4,780)	(6,948)	(53,287)	(86,746)

Net increase (decrease)	5,578	11,809	64,794	145,168

Class E
Proceeds from shares sold	2,691	8,080	32,064	103,172
Proceeds from reinvestment of distributions	1,927	1,083	22,910	13,264
Payments for shares redeemed	(2,761)	(6,105)	(32,879)	(78,544)

Net increase (decrease)	1,857	3,058	22,095	37,892

Class R1
Proceeds from shares sold	259	796	3,008	10,389
Proceeds from reinvestment of distributions	63	6	766	73
Payments for shares redeemed	(186)	(172)	(2,160)	(2,223)

Net increase (decrease)	136	630	1,614	8,239

Class R2
Proceeds from shares sold	1,067	373	12,897	4,750
Proceeds from reinvestment of distributions	197	79	2,345	967
Payments for shares redeemed	(133)	(208)	(1,566)	(2,693)

Net increase (decrease)	1,131	244	13,676	3,024

Class R3 (3)
Proceeds from shares sold	3,912	9,103	47,047	116,246
Proceeds from reinvestment of distributions	3,314	1,781	39,326	21,774
Payments for shares redeemed	(5,578)	(6,348)	(66,015)	(81,212)

Net increase (decrease)	1,648	4,536	20,358	56,808

Class S
Proceeds from shares sold	7,248	11,141	84,843	145,366
Proceeds from reinvestment of distributions	1,787	930	21,572	11,545
Payments for shares redeemed	(5,641)	(7,858)	(68,412)	(103,322)

Net increase (decrease)	3,394	4,213	38,003	53,589

Total increase (decrease)	18,667	35,083	$222,495	$441,978

116	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2010 Strategy Fund	2008	2007	2008	2007

Class A
Proceeds from shares sold	1	84	$12	$922
Proceeds from reinvestment of distributions	6	8	67	87
Payments for shares redeemed	(47)	(79)	(499)	(873)

Net increase (decrease)	(40)	13	(420)	136

Class E
Proceeds from shares sold	164	349	1,764	3,822
Proceeds from reinvestment of distributions	17	12	188	128
Payments for shares redeemed	(102)	(79)	(1,089)	(868)

Net increase (decrease)	79	282	863	3,082

Class R1
Proceeds from shares sold	156	453	1,687	5,013
Proceeds from reinvestment of distributions	19	7	207	77
Payments for shares redeemed	(56)	(26)	(595)	(285)

Net increase (decrease)	119	434	1,299	4,805

Class R2
Proceeds from shares sold	662	61	7,288	673
Proceeds from reinvestment of distributions	21	1	221	9
Payments for shares redeemed	(95)	(2)	(1,016)	(17)

Net increase (decrease)	588	60	6,493	665

Class R3 (3)
Proceeds from shares sold	819	1,590	8,913	17,525
Proceeds from reinvestment of distributions	51	29	550	315
Payments for shares redeemed	(1,058)	(451)	(11,576)	(4,990)

Net increase (decrease)	(188)	1,168	(2,113)	12,850

Class S
Proceeds from shares sold	642	317	6,903	3,497
Proceeds from reinvestment of distributions	15	15	165	166
Payments for shares redeemed	(40)	(233)	(427)	(2,559)

Net increase (decrease)	617	99	6,641	1,104

Total increase (decrease)	1,175	2,056	$12,763	$22,642

Notes to Financial Statements	117

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

2015 Strategy Fund	Shares	Dollars

Class R1
Proceeds from shares sold	27	$273
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(1)	(10)

Net increase (decrease)	26	263

Class R2
Proceeds from shares sold	10	100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	100

Class R3
Proceeds from shares sold	10	100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	100

Total increase (decrease)	46	$463

118	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2020 Strategy Fund	2008	2007	2008	2007

Class A
Proceeds from shares sold	29	96	$328	$1,116
Proceeds from reinvestment of distributions	7	4	84	41
Payments for shares redeemed	(30)	(130)	(332)	(1,483)

Net increase (decrease)	6	(30)	80	(326)

Class E
Proceeds from shares sold	154	686	1,734	7,950
Proceeds from reinvestment of distributions	36	13	407	146
Payments for shares redeemed	(71)	(122)	(812)	(1,450)

Net increase (decrease)	119	577	1,329	6,646

Class R1
Proceeds from shares sold	373	1,675	4,172	19,705
Proceeds from reinvestment of distributions	73	32	831	369
Payments for shares redeemed	(190)	(224)	(2,142)	(2,640)

Net increase (decrease)	256	1,483	2,861	17,434

Class R2
Proceeds from shares sold	1,740	281	20,243	3,267
Proceeds from reinvestment of distributions	73	5	830	55
Payments for shares redeemed	(166)	(10)	(1,821)	(112)

Net increase (decrease)	1,647	276	19,252	3,210

Class R3 (3)
Proceeds from shares sold	1,501	3,901	17,113	45,547
Proceeds from reinvestment of distributions	138	52	1,559	608
Payments for shares redeemed	(1,909)	(1,232)	(22,187)	(14,581)

Net increase (decrease)	(270)	2,721	(3,515)	31,574

Class S
Proceeds from shares sold	464	608	5,213	7,055
Proceeds from reinvestment of distributions	41	27	469	315
Payments for shares redeemed	(119)	(358)	(1,328)	(4,197)

Net increase (decrease)	386	277	4,354	3,173

Total increase (decrease)	2,144	5,304	$24,361	$61,711

Notes to Financial Statements	119

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares	Dollars
2025 Strategy Fund	2008	2008

Class R1
Proceeds from shares sold	123	$1,264
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	(3)

Net increase (decrease)	123	1,261

Class R2
Proceeds from shares sold	10	100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	100

Class R3
Proceeds from shares sold	10	101
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	101

Total increase (decrease)	143	$1,462

120	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2030 Strategy Fund	2008	2007	2008	2007

Class A
Proceeds from shares sold	21	97	$245	$1,188
Proceeds from reinvestment of distributions	9	8	100	92
Payments for shares redeemed	(20)	(70)	(222)	(847)

Net increase (decrease)	10	35	123	433

Class E
Proceeds from shares sold	184	560	2,088	6,785
Proceeds from reinvestment of distributions	42	16	484	185
Payments for shares redeemed	(103)	(183)	(1,180)	(2,212)

Net increase (decrease)	123	393	1,392	4,758

Class R1
Proceeds from shares sold	407	640	4,793	8,012
Proceeds from reinvestment of distributions	43	3	505	34
Payments for shares redeemed	(84)	(25)	(951)	(312)

Net increase (decrease)	366	618	4,347	7,734

Class R2
Proceeds from shares sold	1,624	208	19,554	2,506
Proceeds from reinvestment of distributions	79	2	921	29
Payments for shares redeemed	(227)	(11)	(2,511)	(136)

Net increase (decrease)	1,476	199	17,964	2,399

Class R3 (3)
Proceeds from shares sold	1,463	2,093	17,116	25,650
Proceeds from reinvestment of distributions	102	26	1,181	310
Payments for shares redeemed	(1,124)	(626)	(13,529)	(7,673)

Net increase (decrease)	441	1,493	4,768	18,287

Class S
Proceeds from shares sold	464	634	5,327	7,692
Proceeds from reinvestment of distributions	36	14	424	167
Payments for shares redeemed	(55)	(267)	(618)	(3,315)

Net increase (decrease)	445	381	5,133	4,544

Total increase (decrease)	2,861	3,119	$33,727	$38,155

Notes to Financial Statements	121

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares	Dollars
2035 Strategy Fund	2008	2008

Class R1
Proceeds from shares sold	107	$1,106
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(1)	(11)

Net increase (decrease)	106	1,095

Class R2
Proceeds from shares sold	10	100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	100

Class R3
Proceeds from shares sold	10	100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	100

Total increase (decrease)	126	$1,295

122	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2040 Strategy Fund	2008	2007	2008	2007

Class A
Proceeds from shares sold	11	67	$139	$842
Proceeds from reinvestment of distributions	8	6	96	70
Payments for shares redeemed	(49)	(58)	(531)	(723)

Net increase (decrease)	(30)	15	(296)	189

Class E
Proceeds from shares sold	108	280	1,229	3,396
Proceeds from reinvestment of distributions	25	12	298	146
Payments for shares redeemed	(45)	(84)	(511)	(1,051)

Net increase (decrease)	88	208	1,016	2,491

Class R1
Proceeds from shares sold	223	238	2,534	3,006
Proceeds from reinvestment of distributions	13	1	154	15
Payments for shares redeemed	(33)	(29)	(362)	(357)

Net increase (decrease)	203	210	2,326	2,664

Class R2
Proceeds from shares sold	1,260	68	15,234	850
Proceeds from reinvestment of distributions	56	4	656	47
Payments for shares redeemed	(258)	(26)	(2,919)	(322)

Net increase (decrease)	1,058	46	12,971	575

Class R3 (3)
Proceeds from shares sold	1,227	2,140	14,388	26,363
Proceeds from reinvestment of distributions	112	19	1,318	227
Payments for shares redeemed	(1,198)	(418)	(14,286)	(5,256)

Net increase (decrease)	141	1,741	1,420	21,334

Class S
Proceeds from shares sold	312	286	3,620	3,520
Proceeds from reinvestment of distributions	21	7	248	89
Payments for shares redeemed	(82)	(107)	(939)	(1,344)

Net increase (decrease)	251	186	2,930	2,265

Total increase (decrease)	1,711	2,406	$20,367	$29,518

Notes to Financial Statements	123

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares	Dollars
2045 Strategy Fund	2008	2008

Class R1
Proceeds from shares sold	85	$876
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(2)	(18)

Net increase (decrease)	83	858

Class R2
Proceeds from shares sold	10	100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	100

Class R3
Proceeds from shares sold	10	100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	100

Total increase (decrease)	103	$1,058

	Shares	Dollars
2050 Strategy Fund	2008	2008

Class R1
Proceeds from shares sold	10	$100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	100

Class R2
Proceeds from shares sold	10	100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	100

Class R3
Proceeds from shares sold	10	100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	100

Total increase (decrease)	30	$300

124	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares	Dollars
In Retirement Fund	2008	2008

Class R1
Proceeds from shares sold	10	$100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	100

Class R2
Proceeds from shares sold	10	100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	100

Class R3
Proceeds from shares sold	10	100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Net increase (decrease)	10	100

Total increase (decrease)	30	$300

	Shares	Dollars
	2008	2008

2017 Retirement Distribution Fund - A Shares
Proceeds from shares sold	9	$101
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Total net increase (decrease)	9	$101

	Shares	Dollars
	2008	2008

2017 Accelerated Distribution Fund - A Shares
Proceeds from shares sold	9	$100
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Total net increase (decrease)	9	$100

Notes to Financial Statements	125

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares	Dollars

	2008	2008

2027 Extended Distribution Fund - A Shares
Proceeds from shares sold	9	$99
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Total net increase (decrease)	9	$99

	Shares	Dollars
	2008	2008

2017 Retirement Distribution Fund - S Shares
Proceeds from shares sold	19	$206
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Total net increase (decrease)	19	$206

	Shares	Dollars
	2008	2008

2017 Accelerated Distribution Fund - S Shares
Proceeds from shares sold	31	$315
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Total net increase (decrease)	31	$315

	Shares	Dollars
	2008	2008

2027 Extended Distribution Fund - S Shares
Proceeds from shares sold	47	$485
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—

Total net increase (decrease)	47	$485

126	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from the RIC Money Market Fund for Temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity of additional borrowing costs. The funds did not participate in the credit facility for the period ended April 30, 2008.

8.	Record Ownership

As of April 30, 2008, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%
Conservative Strategy Fund	2	36.4
Moderate Strategy Fund	1	20.3
Balanced Strategy Fund	1	13.3
Growth Strategy Fund	1	14.8
Equity Growth Strategy Fund	2	25.0
2010 Strategy Fund	4	62.3
2015 Strategy Fund	2	100.0
2020 Strategy Fund	3	45.2
2025 Strategy Fund	2	100.0
2030 Strategy Fund	3	45.6
2035 Strategy Fund*	1	100.0
2040 Strategy Fund	3	41.6
2045 Strategy Fund	2	100.0
2050 Strategy Fund*	1	100.0
In Retirement Fund*	1	100.0
2017 Retirement Distribution Fund — A Shares*	1	100.0
2017 Accelerated Distribution Fund — A Shares*	1	100.0
2027 Extended Distribution Fund — A Shares*	1	100.0
2017 Retirement Distribution Fund — S Shares	4	100.0
2017 Accelerated Distribution Fund — S Shares	3	100.0
2027 Extended Distribution Fund — S Shares	2	90.8

*	Sole Shareholder is RIMCo.

Notes to Financial Statements	127

Russell Investment Company (“RIC”)

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the ‘‘RIMCo Agreement’’) and the portfolio management contract (collectively, the ‘‘portfolio management contracts’’) with each Money Manager of the funds in which the Funds invest (the “Underlying Funds”) at a meeting held on April 22, 2008. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, and the management of the Funds and the Underlying Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the ‘‘Third-Party Information’’) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds (‘‘Comparable Funds’’) not managed by RIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds and the Underlying Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 21, 2008, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or management were present. At the April 22 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of certain Underlying Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Underlying Fund’s cash reserves. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority granted by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. RIMCo’s goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a ‘‘segment’’) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be

128	Basis for Approval of Investment Advisory Contracts

Russell Investment Company (“RIC”)

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued

renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Funds’ investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-or-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of each Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided to the Fund and the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

As noted above, RIMCo pursuant to the terms of the RIMCo Agreement directly managed during the past year a portion — up to 10% — of the assets of each of the Equity I Fund, Diversified Equity Fund, the Equity Q Fund, the Quantitative Equity Fund, the International Fund and the International Securities Fund (each a ‘‘Participating Underlying Fund’’) utilizing a select holdings strategy, the actual allocation being determined by each Participating Underlying Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Underlying Fund is designed to increase the Participating Underlying Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Underlying Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Underlying Fund since implementation taking into account that the strategy has been utilized for a limited period of time. With respect to each Participating Underlying Fund, the Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

Basis for Approval of Investment Advisory Contracts	129

Russell Investment Company (“RIC”)

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued

In evaluating the reasonableness of the Funds’ and Underlying Funds’ investment advisory fees in light of Fund and Underlying Fund performance, the Board considered that RIMCo, in the Agreement Renewal Information and at past meetings, noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Funds than that of some of their respective Comparable Funds. According to RIMCo the strategies pursued by the Underlying Funds, among other things are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

With regard to the LifePoints Target Date Funds, RIMCo reported that the Third-Party Information reflects the Funds’ expense ratios when the Funds invested in the Underlying Funds offering Class S Shares rather than the Underlying Funds offering Class Y Shares in which they currently invest. RIMCo provided restated expense ratios reflecting the current Underlying Funds and stated that all of the Fund’s total expense ratios are in the third quintile or better.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the fees for such Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the investment advisory fees for each Fund or Underlying Fund appropriately reflect any economies of scale realized by such Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board’s supervision, including the Underlying Funds are lower, and may, in some cases, be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the scope of services it provides to institutional clients and the funds under its supervision, including the Underlying Funds. In response to the Trustees’ inquiries, RIMCo has previously noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo has in the past noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years or presented at the April 22 Board meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Fund and each Underlying Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

The Board further concluded that, under the circumstances, the performance of each of the Funds supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In assessing performance, the Board also considered RIMCo’s investment strategy of managing the Underlying Funds in a risk aware manner.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the Agreement.

At the April 22 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of the Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its

130	Basis for Approval of Investment Advisory Contracts

Russell Investment Company (“RIC”)

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued

evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the aggregate investment advisory fees paid by each Fund and Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations together with the information received from RIMCo in support of its recommendations at the April 22 meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Basis for Approval of Investment Advisory Contracts	131

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — April 30, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

132	Shareholder Requests for Additional Information

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Directors — April 31, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
#Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004 Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	53	None
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	53	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	53	• Director, Avista Corp; (electric utilities) • Trustee, Principal Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. • 2001–2003, Vice President and Chief Financial Officer, Janus Capital Group Inc.	53	None

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Disclosure of Information about Fund Directors	133

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Directors, continued — April 31, 2008 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Jonathan Fine Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	53	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	53	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, LifeVantage Corporation (health products company) • May 1999 to May 2003, President, Chief Executive Officer and Director, Berger Financial Group, LLC • May 1999 to May 2003, President and Trustee, Berger Funds	53	• Director, Sparx Asia Funds (investment company) • Director, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired	53	None

*	Each Trustee is subject to mandatory retirement at age 72.

134	Disclosure of Information about Fund Directors

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
*George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	53	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee, RIC and RIF • Trustee of RIC and RIF until 2006 • Chairman of the Nominating and Governance Committee 2006	53	None

William E. Baxter, Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF until 2004	53	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001–2005	53	None

Eleanor W. Palmer, Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of RIC and RIF until 2004	53	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Directors	135

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•   President and CEO, RIC and RIF

•   Chairman of the Board, President and CEO, RIMCo

•   Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•   Chairman of the Board, President and CEO, RFSC

•   Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•   Until 2004, Managing Director of Individual Investor Services, FRC

•   2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•   Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•   Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•   Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC, RIF • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary FRC and RIA • Director and Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Counsel, RIC and RIF

136	Disclosure of Information about Fund Directors

LifePoints® Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustees

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

William E. Baxter

Lee C. Gingrich

Eleanor W. Palmer

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers of Underlying Funds as of April 30, 2008

Diversified Equity Fund/Equity I Fund

AllianceBernstein L.P., New York, NY

Arnhold and S. Bleichroeder Advisers, LLC, New York, NY

Columbus Circle Investors, Stamford, CT

Institutional Capital LLC, Chicago, IL

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Montag & Caldwell, Inc., Atlanta, GA

Schneider Capital Management Corporation, Wayne, PA

Suffolk Capital Management, LLC, New York, NY

Turner Investment Partners, Inc., Berwyn, PA

Special Growth Fund/Equity II Fund

ClariVest Asset Management LLC, San Diego, CA

Delphi Management, Inc., Boston, MA

DePrince, Race & Zollo, Inc., Winter Park, FL

Gould Investment Partners LLC, Berwyn, PA

Jacobs Levy Equity Management, Inc., Florham Park, NJ

PanAgora Asset Management, Inc., Boston, MA

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Quantitative Equity Fund/Equity Q Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

Franklin Portfolio Associates, LLC, Boston, MA

Goldman Sachs Asset Management, L.P., New York, NY

Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Securities Fund/International Fund

AllianceBernstein L.P., New York, NY

Altrinsic Global Advisors, LLC, Stamford, CT

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

UBS Global Asset Management (Americas) Inc., Chicago, IL

Wellington Management Company, LLP, Boston, MA

Global Equity Fund

ClariVest Asset Management LLC, San Diego, CA

Gartmore Global Partners, London, United Kingdom

Harris Associates, L.P., Chicago, IL

T. Rowe Price International, Inc., Baltimore, MD

Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

STW Fixed Income Management, Carpinteria, CA

Adviser, Money Managers and Service Providers	137

LifePoints® Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Multistrategy Bond Fund/Fixed Income III Fund

Drake Capital Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Hyperion Brookfield Asset Management, Inc., New York, NY

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Real Estate Securities Fund

AEW Management and Advisors, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

Heitman Real Estate Securities LLC, Chicago, IL

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX

RREEF America L.L.C., Chicago, IL

Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, London, United Kingdom

Harding, Loevner Management, L.P., Somerville, NJ

T. Rowe Price International, Inc., Baltimore, MD

UBS Global Asset Management (Americas) Inc., Chicago, IL

Money Market Fund

Russell Investment Management Company, Tacoma, WA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

138	Adviser, Money Managers and Service Providers

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-071

2008 SEMIANNUAL REPORT

Money Market Fund

APRIL 30, 2008

FUND	SHARE CLASS

Money Market Fund	A, S

Russell Investment Company

Russell Investment Company is a series investment company with 44 different investment portfolios referred to as Funds. These financial statements report on one of these Funds.

Russell Investment Company

Money Market Fund

Semiannual Report

April 30, 2008 (Unaudited)

Russell Investment Company - Money Market Fund.

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Money Market Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,021.40	$1,023.67
Expenses Paid During Period*	$1.21	$1.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,021.90	$1,024.17
Expenses Paid During Period*	$0.70	$0.70

*	Expenses are equal to the Fund’s annualized expense ratio of 0.14% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Shareholder Expense Example	3

Russell Investment Company

Money Market Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Corporate Bonds and Notes - 37.3%
Associates Corp. of North America	57,595	6.250	11/01/08	58,035
Bank of America NA (Ê)	66,000	3.208	06/03/09	66,000
BNP Paribas (Ê)	99,000	3.060	05/19/08	99,000
BNP Paribas (Ê)	100,000	3.132	08/07/08	99,998
Citigroup Funding, Inc. (Ê)	26,400	3.256	03/02/09	26,205
Citigroup Global Markets Holdings, Inc. (Ê)	7,100	2.900	03/17/09	7,074
Citigroup, Inc. (Ê)	70,394	3.162	05/02/08	70,394
Citigroup, Inc. (Ê)	29,676	2.695	12/26/08	29,601
Citigroup, Inc.	25,000	3.625	02/09/09	25,069
Credit Agricole SA (Ê)	75,000	2.569	07/22/08	74,993
Credit Agricole SA (Ê)	100,000	2.829	04/22/09	100,000
General Electric Capital Corp. (Ê)	5,000	3.007	07/28/08	5,000
General Electric Capital Corp. (Ê)	25,000	2.944	08/22/08	24,999
General Electric Co. (Ê)	40,000	3.030	12/09/08	39,976
Goldman Sachs Group, Inc. (The) (Ê)	6,100	3.013	07/29/08	6,102
Goldman Sachs Group, Inc. (The) (Ê)	21,000	2.558	02/13/09	20,856
HSBC Finance Corp. (Ê)	70,000	3.236	05/09/08	69,994
HSBC Finance Corp. (Ê)	50,000	3.070	05/21/08	50,001
HSBC Finance Corp. (Ê)	28,000	2.945	08/22/08	27,933
HSBC Finance Corp. (Ê)	21,000	3.154	12/05/08	20,950
Lehman Brothers Holdings, Inc. (Ê)	13,000	3.115	05/29/08	13,001
Lehman Brothers Holdings, Inc. (Ê)	57,000	2.655	09/26/08	57,000
Lehman Brothers Holdings, Inc. (Ê)	70,000	3.820	03/11/09	70,000
Lehman Brothers Holdings, Inc. (Ê)	51,000	2.618	04/03/09	50,604
MBNA Corp. (Ê)	55,000	3.525	05/05/08	55,001
Merrill Lynch & Co, Inc. (Ê)	97,000	2.900	06/16/08	97,015
Merrill Lynch & Co, Inc. (Ê)	15,000	3.058	08/22/08	15,000
Merrill Lynch & Co, Inc. (Ê)	9,000	3.168	08/22/08	9,003
Merrill Lynch & Co, Inc. (Ê)	55,000	2.872	11/17/08	55,000
Metropolitan Life Global Funding I (Ê)	75,000	2.874	08/21/08	74,922
Metropolitan Life Insurance Company (Ê)(Å)	150,000	3.392	02/09/09	150,000
Metropolitan Life Insurance Company (Ê)(Å)	50,000	5.153	03/02/09	50,000
Morgan Stanley (Ê)	75,000	2.976	09/26/08	74,809
Morgan Stanley (Ê)	90,000	2.380	10/02/08	90,000
New York Life Insurance Co. (Ê)(Å)	150,000	3.115	05/15/08	150,000
Principal Life Income Funding Trusts (Ê)	28,750	2.953	06/06/08	28,759
Protective Life Insurance Co. (Ê)(Å)	50,000	3.343	02/23/09	50,000
Protective Life Secured Trust 2005-B (Ê)	69,000	3.160	05/16/08	69,003
Puttable Floating Optional Taxable Receipts (Ê)	59,785	3.630	04/01/26	59,785
Puttable Floating Optional Taxable Receipts (Ê)	82,375	4.380	10/01/39	82,379
Puttable Floating Optional Taxable Receipts (Ê)	55,000	4.380	06/15/53	55,000
Royal Bank of Canada (Ê)	90,000	3.252	05/15/09	90,000
Royal Bank of Scotland Group PLC (Ê)	30,000	2.718	07/07/08	30,001
Royal Bank of Scotland Group PLC (Ê)	30,000	2.903	01/15/09	30,000
Royal Bank of Scotland Group PLC (Ê)	100,000	3.690	03/04/09	100,000
Royal Bank of Scotland PLC (The) (Ê)	25,000	2.868	07/21/08	25,004
Royal Bank of Scotland PLC (The) (Ê)	15,000	2.830	09/19/08	14,970

4	Schedule of Investments

Russell Investment Company

Money Market Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

UBS AG (Ê)	57,800	2.683	09/16/08	57,695
UBS AG (Ê)	100,000	2.630	02/09/09	100,000
UBS Paine Webber Group, Inc.	8,000	7.625	10/15/08	8,146
Wachovia Bank NA (Ê)	50,000	3.138	03/10/09	50,000
Wachovia Bank NA (Ê)	10,000	2.639	03/23/09	9,957

Total Corporate Bonds and Notes (amortized cost $2,794,234)				2,794,234

Registered Investment Company Funds - 6.7%
Merrill Lynch Premier Institutional Fund	177,587,804			177,588
Reserve Primary Fund Class Institutional	326,517,964			326,518

Total Registered Investment Company Funds (amortized cost $504,106)				504,106

Domestic Commercial Paper - 46.2%
ANZ National Int’l, Ltd.	100,000	2.910	07/24/08	99,319
Barclays US Funding LLC	50,000	4.115	07/08/08	49,742
Bayerische Landesbank	150,000	2.780	05/14/08	149,851
Central American Bank for Economic Integration	75,000	3.300	05/22/08	74,859
Citigroup Funding, Inc.	40,000	4.900	05/01/08	40,000
Citigroup Funding, Inc.	75,000	4.650	05/27/08	74,826
Citigroup Funding, Inc.	40,000	4.800	06/02/08	39,887
Citigroup Funding, Inc.	50,000	2.650	08/28/08	49,531
Curzon Funding LLC	28,500	4.850	05/02/08	28,497
Curzon Funding LLC	50,000	3.970	05/05/08	49,978
Curzon Funding LLC	25,000	4.803	05/06/08	24,988
Curzon Funding LLC	50,000	3.820	06/17/08	49,751
Dealers Capital Access	10,000	3.050	05/02/08	9,999
Dealers Capital Access	13,000	3.300	05/09/08	12,991
Dealers Capital Access	5,141	2.980	05/12/08	5,136
Dealers Capital Access	11,475	2.930	05/15/08	11,462
Dealers Capital Access	28,734	5.050	05/16/08	28,690
Dealers Capital Access	33,000	3.150	06/13/08	32,878
Dealers Capital Access	13,000	2.980	06/27/08	12,941
Dealers Capital Access	16,000	3.100	07/11/08	15,904
Erasmus Capital Corp.	100,000	2.920	05/23/08	99,825
Erasmus Capital Corp.	100,000	2.980	06/06/08	99,707
Erasmus Capital Corp.	103,500	2.950	06/16/08	103,116
Erasmus Capital Corp.	25,000	2.900	07/11/08	24,848
Fairway Finance Corp.	50,000	2.810	06/11/08	49,841
Fairway Finance Corp.	90,000	2.900	06/19/08	89,659
Falcon Asset Securitization Co. LLC	100,000	3.130	05/27/08	99,798
Galleon Capital LLC	100,000	3.030	05/14/08	99,893
Galleon Capital LLC	50,000	3.100	05/28/08	49,886
Galleon Capital LLC	100,000	3.150	06/16/08	99,604
Gotham Funding Corp.	4,075	2.820	05/19/08	4,069
Gotham Funding Corp.	31,796	2.800	05/21/08	31,746
Gotham Funding Corp.	50,000	2.880	05/22/08	49,918

Schedule of Investments	5

Russell Investment Company

Money Market Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Gotham Funding Corp.	93,937	2.980	06/02/08	93,692
Lehman Brothers Holdings, Inc.	75,000	3.050	05/28/08	74,828
Long Lane Master Trust IV	56,720	3.050	05/08/08	56,687
Long Lane Master Trust IV	50,000	3.170	05/14/08	49,944
Long Lane Master Trust IV	75,000	4.980	05/27/08	74,733
Long Lane Master Trust IV	51,330	2.830	07/18/08	51,019
Long Lane Master Trust IV	50,000	2.970	07/25/08	49,656
Louis Dreyfus Corp.	33,910	2.800	05/15/08	33,870
Louis Dreyfus Corp.	67,210	2.900	05/22/08	67,090
Louis Dreyfus Corp.	120,000	3.100	05/30/08	119,706
Louis Dreyfus Corp.	69,995	3.070	06/13/08	69,745
Manhattan Asset Funding	50,000	3.400	05/01/08	50,000
Manhattan Asset Funding	10,000	2.800	05/14/08	9,990
Manhattan Asset Funding	45,142	2.950	05/16/08	45,088
Morgan Stanley	100,000	4.690	07/17/08	99,343
NATC California LLC	65,000	2.720	07/10/08	64,652
Sheffield Receivables Corp.	70,500	3.050	05/02/08	70,494
Sheffield Receivables Corp.	65,478	2.900	06/04/08	65,301
Societe Generale North America	50,000	4.505	06/02/08	49,869
Three Pillars Funding Corp.	100,000	2.990	05/27/08	99,788
Three Pillars Funding Corp.	125,000	3.040	06/16/08	124,521
UBS Finance Delaware LLC	15,500	1.000	07/07/08	15,416
UBS Finance Delaware LLC	30,000	1.000	07/10/08	29,831
Victory Receivables Corp.	50,000	2.950	05/27/08	49,895
Victory Receivables Corp.	50,000	2.850	07/10/08	49,730
Victory Receivables Corp.	136,975	2.870	07/17/08	136,131

Total Domestic Commercial Paper (amortized cost $3,464,159)				3,464,159

Domestic Time Deposit - 1.3%
New York Life Insurance Co. (Ê)(Å)	100,000	3.135	11/17/08	100,000

Total Domestic Time Deposit (amortized cost $100,000)				100,000

United States Government Agency - 0.1%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR Floater) (Ê)(ß)	6,250	3.238	12/01/17	6,301

Total United States Government Agency (amortized cost $6,301)				6,301

Yankee Certificates of Deposit - 8.3%
Bank of Montreal (Ê)	50,000	3.048	05/22/08	50,000
Bank of Montreal (Ê)	50,000	3.085	05/22/08	50,000
Bank of Montreal	25,000	5.320	05/23/08	25,000
Barclays Bank PLC	30,000	5.400	06/09/08	30,000
Barclays Bank PLC (Ê)	25,000	3.860	01/30/09	25,000
Barclays Bank PLC (Ê)	100,000	3.110	04/07/09	100,000
BNP Paribas	50,000	2.700	07/14/08	50,000
Calyon New York (Ê)	12,400	3.100	05/19/08	12,400
Societe Generale (Ê)	100,000	5.417	07/03/08	100,000
Societe Generale	85,000	3.250	07/30/08	85,000

6	Schedule of Investments

Russell Investment Company

Money Market Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

UBS AG	30,000	4.920	06/12/08	30,000
UBS AG	60,000	3.200	06/23/08	60,000

Total Yankee Certificates of Deposits (amortized cost $617,400)				617,400

Total Investments - 99.9% (amortized cost $7,486,200) (†)				7,486,200

Other Assets and Liabilities, Net - 0.1%				7,526

Net Assets - 100.0%				7,493,726

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Corporate Bonds and Notes	37.3
Registered Investment Company Funds	6.7
Domestic Commercial Paper	46.2
Domestic Time Deposit	1.3
United States Government Agency	0.1
Yankee Certificates of Deposit	8.3

Total Investments	99.9
Other Assets and Liabilities, Net	0.1

100.0

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments	7

Russell Investment Company

Money Market Fund

Notes to Schedules of Investments — April 30, 2008 (Unaudited)

Footnotes:

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ß)	Illiquid security.
(†)	The identified cost for Federal income tax purpose is the same as shown above.
#	All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(Å)	Illiquid and restricted security.

Abbreviations:

LIBOR - London Interbank Offered Rate

8	Notes to Schedules of Investments

Russell Investment Company

Money Market Fund

Statement of Assets and Liabilities — April 30, 2008 (Unaudited)

Amounts in thousands

Assets
Investments at amortized cost which approximates value		$7,486,200
Interest receivable		28,194
Prepaid expenses		124

Total assets		7,514,518

Liabilities
Payables:
Due to custodian	$1,091
Accrued fees to affiliates	757
Other accrued expenses	304
Dividends	18,640

Total liabilities		20,792

Net Assets		$7,493,726

Net Assets Consist of:
Undistributed (overdistributed) net investment income		$25
Accumulated net realized gain (loss)		(25)
Shares of beneficial interest		74,937
Additional paid-in capital		7,418,789

Net Assets		$7,493,726

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A*		$1.00
Class A — Net assets		$576,136,900
Class A — Shares outstanding ($.01 par value)		576,127,428
Net asset value per share: Class S*		$1.00
Class S — Net assets		$6,917,589,172
Class S — Shares outstanding ($.01 par value)		6,917,590,909
*	Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	9

Russell Investment Company

Money Market Fund

Statement of Operations — For the Period Ended April 30, 2008 (Unaudited)

Amounts in thousands

Investment Income
Interest		$142,733

Expenses
Advisory fees	$6,394
Administrative fees	1,598
Custodian fees	528
Distribution fees - Class A	215
Transfer agent fees	320
Professional fees	57
Registration fees	284
Trustees’ fees	65
Printing fees	112
Miscellaneous	64

Expenses before reductions	9,637
Expense reductions	(4,820)

Net expenses		4,817

Net investment income (loss)		137,916

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments		176

Net Increase (Decrease) in Net Assets from Operations		$138,092

See accompanying notes which are an integral part of the financial statements.

10	Statement of Operations

Russell Investment Company

Money Market Fund

Statements of Changes in Net Assets

Amounts in thousands	Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$137,916	$278,340
Net realized gain (loss)	176	(17)

Net increase (decrease) in net assets from operations	138,092	278,323

Distributions
From net investment income
Class A	(8,859)	(8,328)
Class S	(129,056)	(270,013)

Net decrease in net assets from distributions	(137,915)	(278,341)

Share Transactions
Net increase (decrease) in net assets from share transactions	1,772,261	1,479,224

Total Net Increase (Decrease) in Net Assets	1,772,438	1,479,206

Net Assets
Beginning of period	5,721,288	4,242,082

End of period	$7,493,726	$5,721,288

Undistributed (overdistributed) net investment income included in net assets	$25	$24

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	11

Russell Investment Company

Money Market Fund

Financial Highlights — Class A

For a Share Outstanding Throughout Each Period.

		Fiscal Year Ended October 31,
	2008*	2007	2006	2005	2004	2003**

Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Income From Operations
Net investment income (loss) (a)	.0207	.0517	.0464	.0271	.0108	.0051

Distributions
From net investment income	(.0207)	(.0517)	(.0464)	(.0271)	(.0108)	(.0051)

Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total Return (%) (b)	2.14	5.30	4.74	2.74	1.08	.59

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$576,137	$291,636	$76,031	$14,410	$3,989	$682

Ratios to average net assets (%):
Operating expenses, net (c)(d)	.24	.25	.25	.25	.25	.26
Operating expenses, gross (c)	.40	.40	.40	.40	.40	5.24
Net investment income (loss) (c)(d)	4.14	5.18	4.82	2.91	1.18	.96

*	For the period ended April 30, 2008 (Unaudited).
**	For the period April 21, 2003 (commencement of operations) to October 31, 2003.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	May reflect amounts waived and/or reimbursed by RIMCo and RFSC, and for certain funds, custody credit arrangements.

See accompanying notes which are an integral part of the financial statements.

12	Financial Highlights

Russell Investment Company

Money Market Fund

Financial Highlights — Class S

For a Share Outstanding Throughout Each Period.

		Fiscal Year Ended October 31,
	2008*	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Income From Operations
Net investment income (loss) (a)	.0212	.0527	.0474	.0280	.0117	.0121

Distributions
From net investment income	(.0212)	(.0527)	(.0474)	(.0280)	(.0117)	(.0121)

Net Asset Value, End of Period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total Return (%) (b)	2.19	5.40	4.84	2.82	1.17	1.28

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$6,917,589	$5,429,652	$4,166,051	$3,145,592	$2,958,692	$2,363,623

Ratios to average net assets (%):
Operating expenses, net (c)(d)	.14	.15	.15	.15	.15	.16
Operating expenses, gross (c)	.29	.30	.30	.30	.30	.31
Net investment income (loss) (c)(d)	4.34	5.27	4.78	2.83	1.16	1.21

*	For the period ended April 30, 2008 (Unaudited).
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	May reflect amounts waived and/or reimbursed by RIMCo and RFSC, and for certain funds, custody credit arrangements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	13

Russell Investment Company

Money Market Fund

Notes to Financial Statements — April 30, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 44 different investment portfolios referred to as Funds. These financial statements report on one of these Funds (“the Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the adviser, administrator and transfer agent of the Fund, providing advisory, administrative and transfer agency services to the Fund. Effective January 1, 2008, RIMCo is the Fund’s adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Fund’s administrator and transfer agent. There was no change in the services provided to the Fund or in aggregate fees paid by the Fund for advisory, administrative and transfer agency services.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund values portfolio investments using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price the Fund would receive if it sold the instrument.

Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

Investment Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is the Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund adopted the provisions of FIN 48 on November 1, 2007. Management has reviewed the Fund’s tax positions for all open tax years, and concluded that adoption had no effect on the Fund’s financial position or results of operations. At April 30, 2008, the Fund had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

14	Notes to Financial Statements

Russell Investment Company

Money Market Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

The Fund files a U.S. tax return. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal year ending October 31, 2005 through October 31, 2007, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

The Fund declares and records income dividends daily and pays them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss and capital loss carryforwards. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

Expenses

The Fund will pay its own expenses other than those expressly assumed by RIMCo or RFSC. Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation

The Fund offers the following classes of shares: Class A and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

Through December 31, 2007, RIMCo was the adviser and administrator of all of the Funds which comprise the Investment Company. Effective January 1, 2008, RIMCo advises the Fund and RFSC is the Fund’s administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation to RIMCo.

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the RIC Money Market Fund. As of April 30, 2008, $2,797,223,108 represents investment by other Investment Company Funds not presented herein and investment by the Russell Investment Funds (“RIF”) Funds in the Fund. RIF employs the same investment adviser as RIC. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $1,000,000,000 is invested in the RIC Money Market Fund.

The advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the Fund and are payable monthly and total $6,393,550 and $1,598,388 respectively, for the period ended April 30, 2008.

The adviser has contractually agreed to waive 0.15% of its 0.20% advisory fee at least through February 28, 2010. The amount of such waiver for the period ended April 30, 2008 was $4,795,163. The adviser does not have the ability to recover amounts waived for the period ended April 30, 2008 or previous periods.

Notes to Financial Statements	15

Russell Investment Company

Money Market Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Transfer and Dividend Disbursing Agent

Through December 31, 2007 RIMCo was the Transfer and Dividend Disbursing Agent. Effective January 1, 2008, RFSC serves as the Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo and RFSC were paid a fee for transfer agency and dividend disbursing services provided to the Fund. RIMCo and RFSC retain a portion of this fee for services provided to the Fund and pay the balance to unaffiliated agents who assist in providing these services. Total transfer agency fees paid by the Fund for the period ended April 30, 2008, were $319,678.

Distributor

On June 2, 2008, Russell Fund Distributors Inc., a wholley owned subsidiary of RIMCo, changed its name to Russell Financial Services, Inc. (the “Distributor”) and serves as distributor for RIC, pursuant to the Distribution Agreement with the Investment Company.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A Shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.15% of the average daily net assets of the Fund’s Class A Shares on an annual basis. The Fund’s Class S Shares do not participate in the Investment Company’s distribution plan.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”) the aggregate initial sales charges and deferred sales charges on Class A Shares of the Fund may not exceed 7.25% of total gross sales, subject to certain exclusions. These limitations are imposed at the class level of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended April 30, 2008 were as follows:

Money Market

Advisory Fees	$291,681
Administration Fees	291,681
Distribution Fees	45,221
Transfer Agent Fees	114,580
Trustee Fees	13,713

$756,876

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company, which has 44 Funds, and RIF, which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 ($52,000 prior to January 1, 2008) per year, $6,500 for each regular quarterly meeting attended in person, $2,500 ($2,000 prior to January 1, 2008) for each special meeting attended in person, and $2,500 ($2,000 prior to January 1, 2008) for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 ($500 prior to January 1, 2008) fee for attending quarterly and special meetings and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The Chairman of the Board receives additional annual compensation of $52,000.

Custodian

The Fund has entered into arrangements with its Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund’s expenses. During the period ended April 30, 2008, the Fund’s custodian

16	Notes to Financial Statements

Russell Investment Company

Money Market Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

fees were reduced by $25,047 under these arrangements which are included in expense reductions on the Statement of Operations.

4.	Federal Income Taxes

The Fund may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At October 31, 2007, available capital loss carryforwards and expiration dates are as follows:

10/31/08	10/31/09	10/31/10	10/31/11	10/31/12	10/31/13	10/31/14	10/31/15	Total

$90,626	$35,378	$—	$43,223	$—	$3,147	$11,753	$17,488	$201,615

5.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended April 30, 2008 and October 31, 2007 were as follows:

	On a Constant Dollar Basis
	2008	2007

Class A
Proceeds from shares sold	$529,587	$398,952
Proceeds from reinvestment of distributions	8,001	6,994
Payments for shares redeemed	(253,097)	(190,341)

Net increase (decrease)	284,491	215,605

Class S
Proceeds from shares sold	18,252,111	39,305,173
Proceeds from reinvestment of distributions	44,981	57,984
Payments for shares redeemed	(16,809,322)	(38,099,538)

Net increase (decrease)	1,487,770	1,263,619

Total increase (decrease)	$1,772,261	$1,479,224

6.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Other Investment Company Funds and RIF Funds may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company Funds and RIF Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity of additional borrowing costs. Interest Income on the Statement of Operations for the Fund includes $1,868 received from the Interfund Lending Program for the period ending April 30, 2008.

7.	Record Ownership

As of April 30, 2008, the Fund had one shareholder of record with greater than 10% of the total outstanding shares of the Fund in the amount of 11.69%.

8.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, often issued in private placement transactions, and not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

The Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

Notes to Financial Statements	17

Russell Investment Company

Money Market Fund

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

The following table lists restricted securities held by the Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Money Market Fund - 6.7%
Protective Life Insurance Co.	10/1/2007	50,000,000	100.00	50,000	50,000
Metropolitan Life Insurance Company	2/22/2008	50,000,000	100.00	50,000	50,000
Metropolitan Life Insurance Company	2/22/2008	150,000,000	100.00	150,000	150,000
New York Life Insurance Co.	5/14/2008	150,000,000	100.00	150,000	150,000
New York Life Insurance Co.	5/14/2008	100,000,000	100.00	100,000	100,000

					500,000

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

9.	Market/Security Events

Structured investment vehicles (SIVs) have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs, although, based on available information, the substantial majority of the underlying collateral remains of high quality. The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

10.	Subsequent Event

Effective September 2, 2008, the Money Market Fund will change its name to the Russell Money Market Fund.

18	Notes to Financial Statements

Russell Investment Company (“RIC”)

Institutional Funds

Basis for Approval of Investment Advisory Contract

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the ‘‘RIMCo Agreement’’) at a meeting held on April 22, 2008. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Fund, sales and redemptions of the Fund’s shares, and the management of the Fund by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Fund; and (2) information (the ‘‘Third-Party Information’’) received from an independent, nationally recognized provider of investment company information comparing the performance of the Fund and its respective operating expenses over various periods of time with other peer funds (‘‘Comparable Funds’’) not managed by RIMCo believed by the provider to be generally comparable in investment objectives and size to the Fund. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Fund and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates. The Trustees received a memorandum from counsel to the Fund discussing the legal standards for their consideration of the continuation of the RIMCo Agreement and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 21, 2008, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or the Fund’s management were present. At the April 24 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement with management, counsel to the Fund and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

The Fund may employ a manager-of-managers method of investment. However, RIMCo currently manages the Money Market Fund.

The Board considered that RIMCo is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund.

The Trustees considered, with respect to the Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo ;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

At the April 22 Board meeting, RIMCo and management discussed the reasonableness of the Fund’s investment advisory fees.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the year or presented at the April 22 Board meeting by RIMCo, the Board, in respect of the Fund, found, after giving effect to any applicable waivers and/or reimbursements (1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Fund; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

The Board further concluded that, under the circumstances, the performance of the Fund supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered the Fund’s absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds.

Basis for Approval of Investment Advisory Contract	19

Russell Investment Company

Institutional Funds

Basis for Approval of Investment Advisory Contract, continued

At the April 22 Board meeting, the Board considered for the Fund whether economies of scale have been realized and whether the fees for the Fund appropriately reflect or should be revised to reflect any such economies. It concluded that the investment advisory fees for the Fund appropriately reflect any economies of scale based upon information provided by RIMCo. After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the Agreement.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of the Fund.

20	Basis for Approval of Investment Advisory Contract

Russell Investment Company

Money Market Fund

Shareholder Requests for Additional Information — April 30, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	21

Russell Investment Company

Money Market Fund

Disclosure of Information about Fund Directors — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
#Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004 Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	53	None

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	53	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	53	• Director, Avista Corp; (electric utilities) • Trustee, Principal Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

22	Disclosure of Information about Fund Directors

Russell Investment Company

Money Market Fund

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. • 2001–2003, Vice President and Chief Financial Officer, Janus Capital Group Inc.	53	None

Jonathan Fine Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	53	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	53	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, LifeVantage Corporation (health products company) • May 1999 to May 2003, President, Chief Executive Officer and Director, Berger Financial Group, LLC • May 1999 to May 2003, President and Trustee, Berger Funds	53	• Director, Sparx Asia Funds (investment company) • Director, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired	53	None

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Directors	23

Russell Investment Company

Money Market Fund

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
*George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	53	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee, RIC and RIF • Trustee of RIC and RIF until 2006 • Chairman of the Nominating and Governance Committee 2006	53	None

William E. Baxter, Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF until 2004	53	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001–2005	53	None

Eleanor W. Palmer, Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of RIC and RIF until 2004	53	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

24	Disclosure of Information about Fund Directors

Russell Investment Company

Money Market Fund

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002–May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RIF

•  Chairman of the Board, President and CEO, RIMCo

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  Until 2004, Managing Director of Individual Investor Services, FRC

•  2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•  Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•  Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC, RIF • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary FRC and RIA • Director and Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Counsel, RIC and RIF

Disclosure of Information about Fund Directors	25

Money Market Fund

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustees

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

William E. Baxter

Lee C. Gingrich

Eleanor W. Palmer

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers as of April 30, 2008

Money Market Fund

Russell Investment Management Company, Tacoma, WA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

26	Manager, Money Managers and Service Providers

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-070

2008 SEMIANNUAL REPORT

Institutional Funds

APRIL 30, 2008

FUND	SHARE CLASS

Equity I Fund	E, I, Y

Equity II Fund	E, I, Y

Equity Q Fund	E, I, Y

International Fund	E, I, Y

Fixed Income III Fund	E, I, Y

Russell Investment Company

Russell Investment Company is a series investment company with 44 different investment portfolios referred to as Funds. These financial statements report on five of these Funds.

Russell Investment Company

Institutional Funds

Semiannual Report

April 30, 2008 (Unaudited)

Russell Investment Company - Institutional Funds.

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008,) the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Russell Investments and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Equity I Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$894.20	$1,020.19
Expenses Paid During Period*	$4.43	$4.72

*	Expenses are equal to the Fund’s annualized expense ratio of 0.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$895.20	$1,021.33
Expenses Paid During Period*	$3.35	$3.57

*	Expenses are equal to the Fund’s annualized expense ratio of 0.71% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$895.40	$1,021.68
Expenses Paid During Period*	$3.02	$3.22

*	Expenses are equal to the Fund’s annualized expense ratio of 0.64% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Equity I Fund	3

Russell Investment Company

Equity I Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.4%
Auto and Transportation - 1.9%
American Axle & Manufacturing Holdings, Inc. (Ñ)	14,200	286
Autoliv, Inc. (Ñ)	8,800	539
CSX Corp.	35,575	2,239
Daimler AG	3,300	255
Expeditors International of Washington, Inc.	29,420	1,371
FedEx Corp.	41,300	3,959
Ford Motor Co. (Æ)(Ñ)	28,400	235
General Motors Corp. (Ñ)	105,600	2,450
JB Hunt Transport Services, Inc. (Ñ)	48,550	1,649
Navistar International Corp. (Æ)	121,150	7,966
Norfolk Southern Corp.	33,631	2,004
Southwest Airlines Co.	4,900	65
Union Pacific Corp.	96,092	13,952
Visteon Corp. (Æ)(Ñ)	135,350	587

		37,557

Consumer Discretionary - 11.4%
Accenture, Ltd. Class A	92,320	3,467
Activision, Inc. (Æ)	52,020	1,407
Allied Waste Industries, Inc. (Æ)	40,000	494
Amazon.Com, Inc. (Æ)(Ñ)	26,659	2,096
Avis Budget Group, Inc. (Æ)	20,200	268
Avon Products, Inc.	93,641	3,654
Black & Decker Corp. (Ñ)	4,800	315
Carnival Corp.	41,800	1,679
CBS Corp. Class B (Ñ)	43,200	997
Chico’s FAS, Inc. (Æ)(Ñ)	148,550	1,050
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	16,980	1,666
Citadel Broadcasting Corp. (Ñ)	1,174	2
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	326,878	6,217
Coach, Inc. (Æ)	54,570	1,941
Costco Wholesale Corp.	107,558	7,663
DIRECTV Group, Inc. (The) (Æ)	76,200	1,878
eBay, Inc. (Æ)	208,313	6,518
Electronic Arts, Inc. (Æ)	88,000	4,529
Estee Lauder Cos., Inc. (The) Class A (Ñ)	16,000	730
Family Dollar Stores, Inc. (Ñ)	8,400	180
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	28,500	1,051
GameStop Corp. Class A (Æ)	24,911	1,371
Gannett Co., Inc. (Ñ)	25,200	721

	Principal Amount ($) or Shares	Market Value $
Gap, Inc. (The)	24,400	454
Google, Inc. Class A (Æ)	57,073	32,776
Guess ?, Inc. (Ñ)	90,584	3,468
Home Depot, Inc.	48,400	1,394
Intercontinental Hotels Group PLC - ADR (Ñ)	96,502	1,547
International Game Technology	113,400	3,940
JC Penney Co., Inc. (Ñ)	31,450	1,337
Jones Apparel Group, Inc.	24,500	388
Las Vegas Sands Corp. (Æ)(Ñ)	56,273	4,289
Liberty Media Corp. Series A (Æ)	37,032	569
Liberty Media Corp. - Entertainment Series A (Æ)	99,078	2,571
Limited Brands, Inc. (Ñ)	12,900	239
Liz Claiborne, Inc. (Ñ)	21,100	373
Lowe’s Cos., Inc.	257,189	6,479
Macy’s, Inc.	128,530	3,251
McDonald’s Corp.	505,479	30,116
MGM Mirage (Æ)(Ñ)	47,750	2,442
News Corp. Class A	289,750	5,187
Nike, Inc. Class B (Ñ)	163,850	10,945
Nordstrom, Inc. (Ñ)	63,160	2,227
Omnicom Group, Inc.	46,690	2,229
priceline.com, Inc. (Æ)(Ñ)	13,920	1,777
RadioShack Corp. (Ñ)	26,800	373
Royal Caribbean Cruises, Ltd. (Ñ)	130,760	4,171
Saks, Inc. (Æ)(Ñ)	132,161	1,719
Staples, Inc.	18,700	406
Starbucks Corp. (Æ)	19,049	309
Target Corp.	92,300	4,904
Time Warner, Inc.	51,200	760
TJX Cos., Inc.	36,700	1,182
Urban Outfitters, Inc. (Æ)	52,460	1,797
VeriSign, Inc. (Æ)(Ñ)	43,350	1,563
Viacom, Inc. Class B (Æ)	284,850	10,950
Wal-Mart Stores, Inc.	269,070	15,601
Walt Disney Co. (The)	151,700	4,920
Wynn Resorts, Ltd. (Ñ)	43,622	4,595
XM Satellite Radio Holdings, Inc. Class A (Æ)(Ñ)	249,450	2,781
Yum! Brands, Inc.	100,165	4,075

		227,998

Consumer Staples - 6.1%
Altria Group, Inc.	117,020	2,340
Coca-Cola Co. (The)	579,039	34,088
Coca-Cola Enterprises, Inc. (Ñ)	21,100	475
Colgate-Palmolive Co.	69,830	4,937

4	Equity I Fund

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ConAgra Foods, Inc.	11,300	266
Diageo PLC - ADR	32,200	2,637
Fomento Economico Mexicano SAB de CV - ADR	127,660	5,547
Kraft Foods, Inc. Class A	135,400	4,283
Kroger Co. (The)	14,100	384
Molson Coors Brewing Co. Class B	35,700	1,958
Nestle SA - ADR	31,110	3,725
PepsiCo, Inc.	135,600	9,293
Philip Morris International, Inc. (Æ)	174,780	8,919
Procter & Gamble Co.	460,240	30,859
Sara Lee Corp.	40,100	582
SUPERVALU, Inc.	26,500	877
Tyson Foods, Inc. Class A (Ñ)	124,800	2,222
Unilever NV	127,700	4,283
WM Wrigley Jr Co. (Ñ)	64,407	4,905

		122,580

Financial Services - 16.6%
ACE, Ltd.	105,850	6,382
Alliance Data Systems Corp. (Æ)	46,588	2,675
Allstate Corp. (The)	150,340	7,571
American Express Co.	24,700	1,186
American International Group, Inc.	243,500	11,250
Annaly Capital Management, Inc. (ö)	517,075	8,666
Bank of America Corp.	351,472	13,194
Bank of New York Mellon Corp. (The)	266,162	11,586
BlackRock, Inc. Class A (Ñ)	10,830	2,185
Capital One Financial Corp. (Ñ)	182,951	9,696
Charles Schwab Corp. (The)	130,800	2,825
Chubb Corp.	39,420	2,088
Citigroup, Inc. (Ñ)	551,800	13,944
CME Group, Inc. Class A	4,770	2,182
Comerica, Inc.	13,200	458
Deutsche Bank AG (Ñ)	2,600	311
Discover Financial Services	45,900	836
Everest Re Group, Ltd.	1,500	136
Federal National Mortgage Association (Ñ)	242,900	6,874
Fidelity National Financial, Inc. Class A (Ñ)	168,850	2,700
Fifth Third Bancorp	4,800	103
Fiserv, Inc. (Æ)(Ñ)	33,270	1,682
Franklin Resources, Inc.	31,200	2,969
Freddie Mac	347,350	8,653
Genworth Financial, Inc. Class A	473,860	10,927
Goldman Sachs Group, Inc. (The)	166,354	31,835
Hartford Financial Services Group, Inc.	102,320	7,292

	Principal Amount ($) or Shares	Market Value $
Host Hotels & Resorts, Inc. (ö)	270,950	4,660
iShares Russell 1000 Value Index Fund (Ñ)	30,600	2,341
JPMorgan Chase & Co.	701,346	33,419
Keycorp (Ñ)	18,200	439
Lehman Brothers Holdings, Inc. (Ñ)	63,000	2,787
Lincoln National Corp.	81,800	4,398
Mastercard, Inc. Class A (Ñ)	47,846	13,309
Merrill Lynch & Co., Inc. (Ñ)	17,400	867
MetLife, Inc.	122,020	7,425
MFA Mortgage Investments, Inc. (ö)(Ñ)	253,850	1,774
Morgan Stanley	287,600	13,977
National City Corp. (Ñ)	896,110	5,646
Old Republic International Corp. (Ñ)	28,600	410
PartnerRe, Ltd. - ADR (Ñ)	5,300	392
PMI Group, Inc. (The) (Ñ)	64,900	365
PNC Financial Services Group, Inc.	30,260	2,099
Progressive Corp. (The) (Ñ)	51,700	940
Prudential Financial, Inc.	89,510	6,777
Redwood Trust, Inc. (ö)(Ñ)	76,200	2,537
Regions Financial Corp. (Ñ)	18,200	399
RenaissanceRe Holdings, Ltd.	45,025	2,316
Sovereign Bancorp, Inc. (Ñ)	91,000	680
State Street Corp.	95,596	6,896
SunTrust Banks, Inc.	40,430	2,254
T Rowe Price Group, Inc.	31,980	1,873
Torchmark Corp.	3,400	220
Travelers Cos., Inc. (The)	128,785	6,491
Unum Group	61,350	1,424
Visa, Inc. New (Æ)	149,747	12,496
Wachovia Corp. (Ñ)	199,150	5,805
Washington Mutual, Inc. (Ñ)	197,082	2,422
Wells Fargo & Co. (Ñ)	344,261	10,242
Western Union Co. (The)	102,984	2,369
XL Capital, Ltd. Class A	20,950	731

		331,386

Health Care - 11.7%
Abbott Laboratories	199,500	10,524
Alcon, Inc.	20,445	3,230
Alexion Pharmaceuticals, Inc. (Æ)	16,000	1,126
Allergan, Inc./United States (Ñ)	137,510	7,751
AmerisourceBergen Corp. Class A	11,000	446
Baxter International, Inc.	120,707	7,522
Boston Scientific Corp. (Æ)	91,650	1,222
Brookdale Senior Living, Inc. (Ñ)	7,100	186
Cardinal Health, Inc.	4,700	245

Equity I Fund	5

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Charles River Laboratories International, Inc. (Æ)	27,320	1,586
Cooper Cos., Inc. (The) (Ñ)	58,600	2,051
Covidien, Ltd.	103,800	4,846
CVS Caremark Corp.	709,335	28,636
Dentsply International, Inc.	45,930	1,785
Express Scripts, Inc. Class A (Æ)	47,518	3,327
Genentech, Inc. (Æ)	99,204	6,766
Genzyme Corp. (Æ)	59,715	4,201
Gilead Sciences, Inc. (Æ)(Ñ)	410,989	21,273
GlaxoSmithKline PLC - ADR (Ñ)	7,400	326
Human Genome Sciences, Inc. (Æ)(Ñ)	214,800	1,407
Intuitive Surgical, Inc. (Æ)	22,904	6,625
Johnson & Johnson	264,940	17,775
Merck & Co., Inc.	385,080	14,648
Mylan, Inc. (Æ)(Ñ)	305,400	4,022
Novartis AG - ADR	67,950	3,420
Omnicare, Inc. (Ñ)	122,800	2,499
Pfizer, Inc.	219,900	4,422
PharMerica Corp. (Æ)	291	5
Savient Pharmaceuticals, Inc. (Æ)(Ñ)	89,400	1,953
Schering-Plough Corp. (Ñ)	557,600	10,265
St. Jude Medical, Inc. (Æ)	92,634	4,056
Stericycle, Inc. (Æ)	28,790	1,537
Stryker Corp.	105,700	6,853
Teva Pharmaceutical Industries, Ltd. - ADR	76,389	3,574
Thermo Fisher Scientific, Inc. (Æ)(Ñ)	183,222	10,603
UnitedHealth Group, Inc.	129,920	4,239
Vertex Pharmaceuticals, Inc. (Æ)	35,400	903
WellPoint, Inc. (Æ)	61,240	3,047
Wyeth	517,650	23,020
Zimmer Holdings, Inc. (Æ)	29,600	2,195

		234,117

Integrated Oils - 5.6%
BP PLC - ADR	5,400	393
Chevron Corp.	101,721	9,780
ConocoPhillips	80,980	6,976
Exxon Mobil Corp.	314,500	29,271
Hess Corp. (Ñ)	182,051	19,334
Marathon Oil Corp.	55,750	2,541
Occidental Petroleum Corp.	261,156	21,731
Petroleo Brasileiro SA - ADR	63,756	7,741
Royal Dutch Shell PLC - ADR	4,400	353
Total SA - ADR	169,030	14,199

		112,319

	Principal Amount ($) or Shares	Market Value $
Materials and Processing - 5.5%
Agrium, Inc.	46,700	3,689
Air Products & Chemicals, Inc.	27,603	2,717
Alcoa, Inc.	45,600	1,586
Allegheny Technologies, Inc.	25,973	1,788
ArcelorMittal Class A	8,800	784
Archer-Daniels-Midland Co.	75,119	3,310
Ball Corp. (Ñ)	7,600	409
Cameco Corp.	33,500	1,172
Celanese Corp. Class A	35,000	1,566
Cytec Industries, Inc.	14,600	862
Dow Chemical Co. (The)	47,900	1,923
EI Du Pont de Nemours & Co. (Ñ)	223,150	10,914
Fluor Corp.	38,400	5,870
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	21,000	2,389
International Paper Co.	9,000	236
Lennar Corp. Class B (Ñ)	6,400	107
Louisiana-Pacific Corp. (Ñ)	24,400	281
Masco Corp. (Ñ)	299,550	5,455
McDermott International, Inc. (Æ)	21,139	1,133
Monsanto Co.	179,550	20,472
Mosaic Co. (The) (Æ)	13,240	1,622
Nucor Corp.	71,800	5,421
Owens-Illinois, Inc. (Æ)	33,220	1,832
Potash Corp. of Saskatchewan	35,157	6,467
PPG Industries, Inc. (Ñ)	88,160	5,410
Praxair, Inc.	67,364	6,151
Precision Castparts Corp.	46,957	5,520
Rohm & Haas Co. (Ñ)	88,400	4,725
Smurfit-Stone Container Corp. (Æ)(Ñ)	24,300	132
Sonoco Products Co.	17,700	583
St. Joe Co. (The) (Ñ)	71,860	2,923
United States Steel Corp.	9,300	1,432
Wolseley PLC - ADR (Ñ)	17,700	175

		109,056

Miscellaneous - 2.5%
Brunswick Corp. (Ñ)	23,300	389
Eaton Corp. (Ñ)	115,608	10,155
General Electric Co.	667,181	21,817
Honeywell International, Inc.	78,200	4,645
SPX Corp.	16,350	2,011
Textron, Inc.	142,640	8,702
Tyco International, Ltd.	32,860	1,538

		49,257

6	Equity I Fund

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Energy - 8.2%
Anadarko Petroleum Corp.	97,800	6,509
Apache Corp.	25,800	3,475
Arch Coal, Inc. (Ñ)	171,900	9,860
Baker Hughes, Inc.	83,950	6,790
Cabot Oil & Gas Corp.	80,200	4,569
Cameron International Corp. (Æ)(Ñ)	172,906	8,512
Chesapeake Energy Corp. (Ñ)	120,982	6,255
Consol Energy, Inc.	146,640	11,872
Devon Energy Corp.	278,382	31,568
Equitable Resources, Inc.	9,050	601
FMC Technologies, Inc. (Æ)(Ñ)	23,388	1,572
Halliburton Co.	225,400	10,348
Massey Energy Co.	20,000	1,047
National Oilwell Varco, Inc. (Æ)	52,159	3,570
Peabody Energy Corp.	30,300	1,852
Pioneer Natural Resources Co. (Ñ)	61,200	3,533
Reliant Energy, Inc. (Æ)	273,800	7,048
Schlumberger, Ltd.	164,879	16,579
Transocean, Inc. (Æ)	41,751	6,157
Valero Energy Corp.	6,500	317
Weatherford International, Ltd. (Æ)	14,379	1,160
Williams Cos., Inc.	157,691	5,598
XTO Energy, Inc.	234,377	14,498

		163,290

Producer Durables - 5.4%
American Tower Corp. Class A (Æ)	36,100	1,567
Applied Materials, Inc.	522,819	9,756
Boeing Co.	29,550	2,508
Bombardier, Inc. (Æ)	254,950	1,671
Caterpillar, Inc.	28,736	2,353
Centex Corp. (Ñ)	206,600	4,301
Crane Co.	7,100	291
Deere & Co.	125,342	10,537
Dover Corp.	6,100	302
DR Horton, Inc. (Ñ)	112,650	1,745
Emerson Electric Co.	194,827	10,182
Flowserve Corp.	12,480	1,549
Goodrich Corp.	4,900	334
Ingersoll-Rand Co., Ltd. Class A (Ñ)	52,000	2,308
KB Home (Ñ)	17,600	396
Lexmark International, Inc. Class A (Æ)(Ñ)	8,000	251
Lockheed Martin Corp.	215,468	22,848
Nokia OYJ - ADR	16,412	493
Northrop Grumman Corp.	57,520	4,232
NVR, Inc. (Æ)(Ñ)	9,470	5,810
Parker Hannifin Corp.	84,954	6,784

	Principal Amount ($) or Shares	Market Value $
Pitney Bowes, Inc.	7,900	285
Pulte Homes, Inc. (Ñ)	24,800	323
Raytheon Co.	60,565	3,874
United Technologies Corp.	160,180	11,608
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	26,540	972

		107,280

Technology - 13.5%
Akamai Technologies, Inc. (Æ)(Ñ)	41,130	1,471
Altera Corp.	77,180	1,642
Amphenol Corp. Class A	233,419	10,779
Analog Devices, Inc.	91,079	2,934
Apple, Inc. (Æ)	190,071	33,063
Arrow Electronics, Inc. (Æ)	16,500	449
AU Optronics Corp. - ADR	75,995	1,483
Avnet, Inc. (Æ)	20,400	534
BearingPoint, Inc. (Æ)(Ñ)	382,750	708
Broadcom Corp. Class A (Æ)(Ñ)	232,800	6,044
Celestica, Inc. (Æ)	72,000	675
Cisco Systems, Inc. (Æ)	1,071,494	27,473
Corning, Inc. 2008	375,430	10,028
Dell, Inc. (Æ)	228,750	4,262
First Solar, Inc. New (Æ)(Ñ)	18,679	5,454
Flextronics International, Ltd. (Æ)	20,450	212
General Dynamics Corp.	65,789	5,949
Hewlett-Packard Co.	531,678	24,643
Ingram Micro, Inc. Class A (Æ)(Ñ)	29,500	502
Intel Corp.	433,250	9,644
International Business Machines Corp.	120,480	14,542
International Rectifier Corp. (Æ)	98,200	2,235
Juniper Networks, Inc. (Æ)	177,100	4,892
Linear Technology Corp.	61,500	2,150
Maxim Integrated Products, Inc.	158,700	3,337
MEMC Electronic Materials, Inc. (Æ)	35,933	2,263
Microchip Technology, Inc. (Ñ)	53,030	1,949
Microsoft Corp.	541,423	15,441
Motorola, Inc.	122,650	1,222
Oracle Corp. (Æ)	228,170	4,757
Qimonda AG - ADR (Æ)(Ñ)	169,300	603
Qualcomm, Inc.	670,711	28,968
Research In Motion, Ltd. (Æ)	118,895	14,461
Salesforce.com, Inc. (Æ)(Ñ)	21,280	1,420
Sanmina-SCI Corp. (Æ)	132,400	205
Seagate Technology, Inc. (Æ)	9,400	—
Texas Instruments, Inc.	182,500	5,322
Tyco Electronics, Ltd.	411,735	15,403
Xilinx, Inc. (Ñ)	56,600	1,402

		268,521

Equity I Fund	7

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - 4.0%
Ameren Corp. (Ñ)	18,500	839
America Movil SAB de CV Series L	145,529	8,435
American Electric Power Co., Inc.	26,200	1,169
AT&T, Inc.	601,578	23,287
Atmos Energy Corp.	15,900	440
China Mobile, Ltd. - ADR	95,049	8,205
CMS Energy Corp. (Ñ)	33,800	493
Dominion Resources, Inc. (Ñ)	81,970	3,557
Duke Energy Corp.	36,400	666
Embarq Corp. (Ñ)	91,258	3,794
Fairpoint Communications, Inc. (Ñ)	1	—
FPL Group, Inc.	42,500	2,817
NII Holdings, Inc. (Æ)	14,500	663
Progress Energy, Inc. - CVO (ß)	3,200	1
Public Service Enterprise Group, Inc.	60,120	2,640
Sprint Nextel Corp.	183,800	1,469
Verizon Communications, Inc.	247,479	9,523
Vodafone Group PLC - ADR	320,700	10,153
Wisconsin Energy Corp.	15,100	717

		78,868

Total Common Stocks
(cost $1,622,833)		1,842,229

Preferred Stocks - 0.2%
Financial Services - 0.1%
Washington Mutual, Inc.	2,500	2,150

Producer Durables - 0.1%
General Motors Corp.	45,550	847

Total Preferred Stocks
(cost $2,925)		2,997

Long-Term Investments - 0.0%
Corporate Bonds and Notes - 0.0%
iStar Financial, Inc. (Ê) 3.198% due 10/01/12	168	134

International Debt - 0.0%
Qimonda Finance LLC Series ADS 6.750% due 03/22/13	731	630

Total Long-Term Investments
(cost $856)		764

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 7.5%
Russell Investment Company Money Market Fund	139,562,285	139,562
United States Treasury Bills (ç)(ž)(§) 0.558% due 06/19/08	10,500	10,492

Total Short-Term Investments
(cost $150,054)		150,054

Other Securities - 12.4%
Russell Investment Company Money Market Fund (×)	53,760,494	53,760
State Street Securities Lending Quality Trust (×)	193,481,996	193,482

Total Other Securities
(cost $247,242)		247,242

Total Investments - 112.5%
(identified cost $2,023,910)		2,243,286

Other Assets and Liabilities, Net - (12.5%)		(249,438)

Net Assets - 100.0%		1,993,848

See accompanying notes which are an integral part of the financial statements.

8	Equity I Fund

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index expiration date 06/08 (24)	USD	9,079	551
Russell 1000 Mini Index (CME) expiration date 06/08 (37)	USD	2,799	155
S&P 500 E-Mini Index (CME) expiration date 06/08 (586)	USD	40,610	2,181
S&P 500 Index (CME) expiration date 06/08 (189)	USD	65,489	2,020
S&P Midcap 400 E-Mini Index (CME) expiration date 06/08 (354)	USD	29,740	2,405

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			7,312

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	1.9
Consumer Discretionary	11.4
Consumer Staples	6.1
Financial Services	16.6
Health Care	11.7
Integrated Oils	5.6
Materials and Processing	5.5
Miscellaneous	2.5
Other Energy	8.2
Producer Durables	5.4
Technology	13.5
Utilities	4.0
Preferred Stocks	0.2
Long Term Investments	—	*
Short-Term Investments	7.5
Other Securities	12.4

Total Investments	112.5
Other Assets and Liabilities, Net	(12.5)

	100.0

Futures Contracts	0.4

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Equity I Fund	9

Russell Investment Company

Equity II Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$853.60	$1,019.19
Expenses Paid During Period*	$5.25	$5.72

*	Expenses are equal to the Fund’s annualized expense ratio of 1.14% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$854.30	$1,020.19
Expenses Paid During Period*	$4.33	$4.72

*	Expenses are equal to the Fund’s annualized expense ratio of 0.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$854.60	$1,020.69
Expenses Paid During Period*	$3.87	$4.22

*	Expenses are equal to the Fund’s annualized expense ratio of 0.84% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

10	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.7%
Auto and Transportation - 4.3%
AAR Corp. (Æ)(Ñ)	37,706	882
ABX Holdings, Inc. (Æ)(Ñ)	11,000	29
Accuride Corp. (Æ)(Ñ)	2,818	22
Alaska Air Group, Inc. (Æ)(Ñ)	3,500	75
Allegiant Travel Co. (Æ)(Ñ)	6,546	178
American Axle & Manufacturing Holdings, Inc. (Ñ)	4,423	89
Amerigon, Inc. (Æ)(Ñ)	9,854	145
Arkansas Best Corp. (Ñ)	14,400	569
Atlas Air Worldwide Holdings, Inc. (Æ)	3,555	216
Autoliv, Inc. (Ñ)	23,985	1,469
BorgWarner, Inc. (Ñ)	16,900	831
Bristow Group, Inc. (Æ)(Ñ)	11,500	607
Continental Airlines, Inc. Class B (Æ)(Ñ)	1,996	36
Dana Corp. (Æ)(Ñ)(ß)	84,800	—
DryShips, Inc. (Ñ)	7,300	602
Expeditors International of Washington, Inc. (Ñ)	24,610	1,147
FreightCar America, Inc. (Ñ)	4,800	184
Frozen Food Express Industries (Ñ)	59,058	450
Genco Shipping & Trading, Ltd. (Ñ)	13,500	913
HUB Group, Inc. Class A (Æ)	17,181	562
K-Sea Transportation Partners, LP (Ñ)	16,900	621
Kansas City Southern (Æ)(Ñ)	21,600	974
Kirby Corp. (Æ)(Ñ)	29,169	1,600
Lear Corp. (Æ)	6,000	171
Marten Transport, Ltd. (Æ)(Ñ)	9,800	160
Mesa Air Group, Inc. (Æ)(Ñ)	8,866	6
Monaco Coach Corp. (Ñ)	58,300	369
Northwest Airlines Corp. (Æ)	7,200	70
Pacer International, Inc. (Ñ)	10,826	201
PHI, Inc. (Æ)(Ñ)	17,830	670
Polaris Industries, Inc. (Ñ)	6,484	302
Saia, Inc. (Æ)(Ñ)	4,700	65
Skywest, Inc. (Ñ)	20,146	383
StealthGas, Inc. (Ñ)	37,500	602
Strattec Security Corp.	12,306	452
Superior Industries International, Inc. (Ñ)	29,910	607
Teekay Corp. (Ñ)	16,800	767
Tidewater, Inc. (Ñ)	10,800	704
Titan International, Inc. (Ñ)	7,000	249
TRW Automotive Holdings Corp. (Æ)(Ñ)	25,300	647

	Principal Amount ($) or Shares	Market Value $
UTI Worldwide, Inc.	8,448	186
Vitran Corp., Inc. Class A (Æ)	27,100	388
Wabash National Corp. (Ñ)	9,638	81
WABCO Holdings, Inc.	18,064	863
Wabtec Corp.	51,480	2,207
Werner Enterprises, Inc. (Ñ)	4,903	95

		22,446

Consumer Discretionary - 16.0%
1-800-FLOWERS.COM, Inc. Class A (Æ)(Ñ)	14,875	131
4Kids Entertainment, Inc. (Æ)(Ñ)	95,971	849
99 Cents Only Stores (Æ)(Ñ)	96,430	917
Abercrombie & Fitch Co. Class A (Ñ)	20,400	1,516
Activision, Inc. (Æ)	114,689	3,102
Administaff, Inc. (Ñ)	5,980	157
Advisory Board Co. (The) (Æ)(Ñ)	17,590	820
Aeropostale, Inc. (Æ)(Ñ)	22,600	718
Alberto-Culver Co.	5,500	138
Allied Waste Industries, Inc. (Æ)	47,400	586
America’s Car-Mart, Inc. (Æ)(Ñ)	5,368	77
American Eagle Outfitters, Inc. (Ñ)	28,000	514
American Greetings Corp. Class A (Ñ)	2,459	44
Ameristar Casinos, Inc. (Ñ)	53,000	910
AMN Healthcare Services, Inc. (Æ)(Ñ)	14,186	207
AnnTaylor Stores Corp. (Æ)	8,965	227
Asbury Automotive Group, Inc. (Ñ)	14,600	243
AutoNation, Inc. (Æ)(Ñ)	29,900	479
Bally Technologies, Inc. (Æ)(Ñ)	19,610	661
Big Lots, Inc. (Æ)(Ñ)	13,524	366
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	20,500	781
Blyth, Inc. (Ñ)	6,016	101
Bob Evans Farms, Inc. (Ñ)	361	10
Bowne & Co., Inc.	16,500	275
Brown Shoe Co., Inc. (Ñ)	53,300	889
Buckle, Inc. (The) (Ñ)	2,650	129
Callaway Golf Co. (Ñ)	16,197	223
Capella Education Co. (Æ)	3,787	244
Career Education Corp. (Æ)(Ñ)	13,515	272
CBRL Group, Inc. (Ñ)	6,222	230
CCA Industries, Inc.	49,538	438
CDI Corp. (Ñ)	7,600	207
Central European Distribution Corp. (Æ)	18,600	1,133
Central European Media Enterprises, Ltd. Class A (Æ)	7,602	806
Cheesecake Factory (The) (Æ)(Ñ)	50,140	1,135
Chemed Corp. (Ñ)	10,249	349

Equity II Fund	11

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cherokee, Inc. (Ñ)	1,400	41
Christopher & Banks Corp. (Ñ)	12,591	149
Churchill Downs, Inc. (Ñ)	12,700	648
Cinemark Holdings, Inc. (Ñ)	12,800	190
CKE Restaurants, Inc. (Ñ)	66,800	701
Convergys Corp. (Æ)	64,400	1,012
Corrections Corp. of America (Æ)	41,930	1,069
CRA International, Inc. (Æ)(Ñ)	5,474	189
CSS Industries, Inc. (Ñ)	5,000	156
Darden Restaurants, Inc. (Ñ)	50,584	1,800
Deckers Outdoor Corp. (Æ)(Ñ)	2,380	329
Denny’s Corp. (Æ)(Ñ)	25,363	80
DeVry, Inc. (Ñ)	41,754	2,380
Diamond Management & Technology Consultants, Inc. Class A (Ñ)	1,000	6
Dollar Tree, Inc. (Æ)	13,000	411
Earthlink, Inc. (Æ)(Ñ)	57,200	522
Electronic Arts, Inc. (Æ)	33,022	1,700
Entravision Communications Corp. Class A (Æ)(Ñ)	25,000	175
Ethan Allen Interiors, Inc. (Ñ)	17,500	481
EZCORP, Inc. Class A (Æ)(Ñ)	11,406	138
Finish Line Class A	46,000	302
First Advantage Corp. Class A (Æ)(Ñ)	2,700	55
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	59,886	2,209
Fred’s, Inc. Class A (Ñ)	4,400	49
FTD Group, Inc. (Ñ)	85,655	1,178
FTI Consulting, Inc. (Æ)(Ñ)	22,069	1,412
Furniture Brands International, Inc. (Ñ)	83,466	1,131
G&K Services, Inc. Class A	4,200	132
Gaiam, Inc. Class A (Æ)(Ñ)	6,063	107
GameStop Corp. Class A (Æ)	29,162	1,605
Geo Group, Inc. (The) (Æ)(Ñ)	61,729	1,633
Gray Television, Inc. (Ñ)	126,500	595
Guess?, Inc. (Ñ)	18,507	708
Hasbro, Inc. (Ñ)	19,400	690
Heidrick & Struggles International, Inc. (Ñ)	6,980	209
Helen of Troy, Ltd. (Æ)(Ñ)	41,800	707
Hewitt Associates, Inc. Class A (Æ)	18,700	767
Hot Topic, Inc. (Æ)(Ñ)	11,300	60
ICF International, Inc. (Æ)	13,800	246
IHOP Corp. (Ñ)	774	36
IKON Office Solutions, Inc. (Ñ)	22,430	246
Insight Enterprises, Inc. (Æ)(Ñ)	5,000	60
International Speedway Corp. Class A	13,400	568

	Principal Amount ($) or Shares	Market Value $
inVentiv Health, Inc. (Æ)(Ñ)	32,190	957
ITT Educational Services, Inc. (Æ)(Ñ)	19,935	1,528
J Crew Group, Inc. (Æ)(Ñ)	16,500	784
Jack in the Box, Inc. (Æ)(Ñ)	22,500	602
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	20,500	500
Journal Communications, Inc. Class A (Ñ)	31,912	184
Kforce, Inc. (Æ)	1,200	10
Lakeland Industries, Inc. (Æ)	41,281	516
LECG Corp. (Æ)(Ñ)	8,328	87
Lin TV Corp. Class A (Æ)(Ñ)	31,900	320
Lithia Motors, Inc. Class A (Ñ)	5,900	53
LKQ Corp. (Æ)(Ñ)	67,286	1,464
LS Starrett Co.	10,073	196
Macy’s, Inc. (Ñ)	19,000	480
Maidenform Brands, Inc. (Æ)(Ñ)	7,000	104
Marcus Corp. (Ñ)	3,400	56
Matthews International Corp. Class A (Ñ)	6,106	302
MAXIMUS, Inc.	53	2
Media General, Inc. Class A (Ñ)	11,607	170
Men’s Wearhouse, Inc. (Ñ)	19,800	527
Meredith Corp. (Ñ)	13,500	438
Movado Group, Inc. (Ñ)	7,400	162
MSC Industrial Direct Co. Class A (Ñ)	6,000	293
Net 1 UEPS Technologies, Inc. (Æ)	9,748	228
NetFlix, Inc. (Æ)(Ñ)	11,809	378
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	9,800	736
Nu Skin Enterprises, Inc. Class A (Ñ)	10,900	195
NutriSystem, Inc. (Ñ)	6,463	130
O’Charleys, Inc. (Ñ)	17,584	204
Overstock.com, Inc. (Æ)(Ñ)	11,266	217
Parlux Fragrances, Inc. (Æ)	231,528	773
PC Connection, Inc. (Æ)	6,500	49
Phillips-Van Heusen Corp.	13,340	563
Pool Corp. (Ñ)	22,600	493
Pre-Paid Legal Services, Inc. (Æ)(Ñ)	2,798	122
priceline.com, Inc. (Æ)(Ñ)	11,364	1,450
RC2 Corp. (Æ)(Ñ)	2,900	54
Red Lion Hotels Corp. (Æ)	45,550	432
Rent-A-Center, Inc. (Æ)(Ñ)	2,100	45
Republic Services, Inc.	43,308	1,377
Revlon, Inc. Class A (Æ)	31,900	31
Rollins, Inc.	1,242	20
Ross Stores, Inc.	17,500	586
Rush Enterprises, Inc. Class A (Æ)(Ñ)	20,667	333
Sally Beauty Holdings, Inc. (Æ)(Ñ)	31,045	188

12	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Scholastic Corp. (Æ)(Ñ)	21,717	611
School Specialty, Inc. (Æ)(Ñ)	7,313	215
Select Comfort Corp. (Æ)(Ñ)	2,073	6
Service Corp. International (Ñ)	12,700	141
Sinclair Broadcast Group, Inc. Class A (Ñ)	78,000	686
Sohu.com, Inc. (Æ)(Ñ)	2,700	187
Sonic Automotive, Inc. Class A (Ñ)	43,900	891
Speedway Motorsports, Inc. (Ñ)	3,883	101
Spherion Corp. (Æ)(Ñ)	36,600	181
Stage Stores, Inc. (Ñ)	10,480	165
Stamps.com, Inc. (Æ)(Ñ)	908	12
Stanley Furniture Co., Inc. (Ñ)	2,300	28
Stanley Works (The) (Ñ)	12,000	579
Steven Madden, Ltd. (Æ)	4,800	91
Strayer Education, Inc. (Ñ)	1,873	348
Tech Data Corp. (Æ)	14,600	491
Toro Co. (Ñ)	5,900	250
Tuesday Morning Corp. (Æ)	20,000	109
Tween Brands, Inc. (Æ)(Ñ)	9,034	172
United Online, Inc. (Ñ)	171,500	1,832
Universal Electronics, Inc. (Æ)(Ñ)	2,903	75
Urban Outfitters, Inc. (Æ)(Ñ)	69,430	2,378
VeriSign, Inc. (Æ)(Ñ)	48,994	1,766
Viad Corp. (Ñ)	12,800	403
VistaPrint, Ltd. (Æ)(Ñ)	5,400	184
Volt Information Sciences, Inc. (Æ)(Ñ)	6,500	87
Warnaco Group, Inc. (The) (Æ)(Ñ)	14,400	664
Warner Music Group Corp. (Ñ)	31,907	277
Washington Post Co. (The) Class B (Ñ)	1,000	656
Waste Connections, Inc. (Æ)	42,141	1,351
Watson Wyatt Worldwide, Inc. Class A (Ñ)	23,894	1,401
WESCO International, Inc. (Æ)(Ñ)	15,000	558
Westwood One, Inc. (Æ)	54,300	91
Wet Seal, Inc. (The) Class A (Æ)(Ñ)	91,700	318
Whirlpool Corp. (Ñ)	5,900	429
Williams-Sonoma, Inc. (Ñ)	29,615	782
Wolverine World Wide, Inc.	15,000	431

		84,052

Consumer Staples - 1.7%
Alliance One International, Inc. (Æ)(Ñ)	21,024	129
B&G Foods, Inc. Class A (Ñ)	65,825	532
Casey’s General Stores, Inc. (Ñ)	10,468	232
Chiquita Brands International, Inc. (Æ)(Ñ)	6,004	137
Coca-Cola Bottling Co. Consolidated (Ñ)	7,233	414

	Principal Amount ($) or Shares	Market Value $
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	28,100	890
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	6,333	174
J&J Snack Foods Corp. (Ñ)	19,300	553
JM Smucker Co. (The)	8,100	404
Molson Coors Brewing Co. Class B (Ñ)	13,300	729
Monterey Gourmet Foods, Inc. (Æ)	221,806	670
Nash Finch Co. (Ñ)	7,021	257
NBTY, Inc. (Æ)	1,362	38
PepsiAmericas, Inc. (Ñ)	9,000	231
Ralcorp Holdings, Inc. (Æ)(Ñ)	4,975	304
Renesola, Ltd. - ADR (Æ)(Ñ)	20,500	343
Ruddick Corp. (Ñ)	8,106	314
Sadia SA - ADR (Æ)	10,500	231
Sanderson Farms, Inc. (Ñ)	17,200	717
Schweitzer-Mauduit International, Inc. (Ñ)	6,600	146
Tootsie Roll Industries, Inc. (Ñ)	9,900	241
Universal Corp. (Ñ)	6,317	405
Weis Markets, Inc. (Ñ)	25,060	770

		8,861

Financial Services - 14.3%
Acadia Realty Trust (ö)(Ñ)	1,219	31
Advance America Cash Advance Centers, Inc. (Ñ)	22,807	201
Advent Software, Inc. (Æ)(Ñ)	4,352	173
Affiliated Managers Group, Inc. (Æ)(Ñ)	10,280	1,021
Alexander’s, Inc. (Æ)(ö)(Ñ)	707	252
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	1,416	149
Alliance Data Systems Corp. (Æ)(Ñ)	22,130	1,270
Allied Capital Corp. (Ñ)	42,120	847
Allied World Assurance Co. Holdings, Ltd.	9,200	379
Amerisafe, Inc. (Æ)(Ñ)	2,716	39
Amtrust Financial Services, Inc. (Ñ)	14,591	227
Annaly Capital Management, Inc. (ö)	39,100	655
Anthracite Capital, Inc. (ö)(Ñ)	2,658	21
Anworth Mortgage Asset Corp. (ö)(Ñ)	118,800	794
Apartment Investment & Management Co. Class A (ö)(Ñ)	7,200	266
Arch Capital Group, Ltd. (Æ)(Ñ)	17,100	1,208
Ares Capital Corp.	37,500	422
Arthur J Gallagher & Co. (Ñ)	24,900	612
Ashford Hospitality Trust, Inc. (ö)(Ñ)	131,520	761
Aspen Insurance Holdings, Ltd.	3,400	88
Assurant, Inc.	32,364	2,104

Equity II Fund	13

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Astoria Financial Corp. (Ñ)	7,600	180
Axis Capital Holdings, Ltd. (Ñ)	16,000	543
Bancfirst Corp. (Ñ)	2,500	109
Banco Latinoamericano de Exportaciones SA Class E (Ñ)	9,800	184
Bancorp, Inc. (Æ)(Ñ)	89	1
Bank of Hawaii Corp.	11,400	625
BankAtlantic Bancorp, Inc. Class A (Ñ)	27,600	85
Bankrate, Inc. (Æ)(Ñ)	18,100	946
Banner Corp. (Ñ)	5,000	108
Berkshire Hills Bancorp, Inc. (Ñ)	3,000	77
BioMed Realty Trust, Inc. (ö)(Ñ)	25,600	666
Boston Private Financial Holdings, Inc. (Ñ)	12,050	112
Brandywine Realty Trust (ö)	34,600	604
Calamos Asset Management, Inc. Class A (Ñ)	21,422	385
Capital Trust, Inc. Class A (ö)(Ñ)	1,491	40
Capitol Bancorp, Ltd. (Ñ)	7,400	127
CapLease, Inc. (ö)	10,900	91
Capstead Mortgage Corp. (ö)	27,300	352
Cash America International, Inc. (Ñ)	19,889	811
Castlepoint Holdings, Ltd. (Ñ)	8,500	78
Cathay General Bancorp (Ñ)	10,524	179
Cedar Shopping Centers, Inc. (ö)(Ñ)	4,600	57
Centennial Bank Holdings, Inc. (Æ)(Ñ)	1,000	6
Center Financial Corp. (Ñ)	6,700	70
Central Pacific Financial Corp. (Ñ)	587	11
Citizens Republic Bancorp, Inc. (Ñ)	12,422	102
City Bank (Ñ)	5,053	92
City Holding Co. (Ñ)	3,700	154
City National Corp.	4,200	204
CNA Surety Corp. (Æ)(Ñ)	45,577	603
CoBiz Financial, Inc. (Ñ)	900	10
Colonial BancGroup, Inc. (The) (Ñ)	114,425	931
Commerce Bancshares, Inc.	13,856	603
Community Trust Bancorp, Inc. (Ñ)	300	9
Corus Bankshares, Inc. (Ñ)	2,648	19
Cowen Group, Inc. (Æ)(Ñ)	2,500	17
Cybersource Corp. (Æ)	46,800	849
Delphi Financial Group, Inc. Class A (Ñ)	39,150	1,066
Deluxe Corp. (Ñ)	97,110	2,065
DiamondRock Hospitality Co. (ö)(Ñ)	2,844	36
Digital Realty Trust, Inc. (ö)(Ñ)	8,703	337
Dime Community Bancshares (Ñ)	16,200	302
DuPont Fabros Technology, Inc. (ö)(Ñ)	36,800	662
East West Bancorp, Inc. (Ñ)	7,197	102

	Principal Amount ($) or Shares	Market Value $
Education Realty Trust, Inc. (ö)(Ñ)	14,100	188
Electro Rent Corp.	38,826	525
EMC Insurance Group, Inc. (Ñ)	1,600	47
Employers Holdings, Inc. (Ñ)	26,900	513
Equity Lifestyle Properties, Inc. (ö)(Ñ)	3,152	156
Fair Isaac Corp. (Ñ)	7,865	195
FBL Financial Group, Inc. Class A	5,300	147
First Commonwealth Financial Corp. (Ñ)	11,100	138
First Community Bancorp, Inc. (Ñ)	8,019	172
First Community Bancshares, Inc. (Ñ)	1,200	40
First Financial Bancorp	6,100	80
First Industrial Realty Trust, Inc. (ö)(Ñ)	14,500	438
First Regional Bancorp (Æ)(Ñ)	19,723	293
FirstFed Financial Corp. (Æ)(Ñ)	945	14
Flushing Financial Corp. (Ñ)	23,400	457
FPIC Insurance Group, Inc. (Æ)(Ñ)	2,700	126
Franklin Street Properties Corp. (ö)(Ñ)	35,418	523
Frontier Financial Corp. (Ñ)	13,871	222
GAMCO Investors, Inc. Class A (Ñ)	4,400	202
Getty Realty Corp. (ö)(Ñ)	946	17
GFI Group, Inc. (Ñ)	16,600	195
Glacier Bancorp, Inc. (Ñ)	8,400	173
Gramercy Capital Corp. (ö)(Ñ)	5,419	103
Great Southern Bancorp, Inc. (Ñ)	2,000	30
Green Bankshares, Inc. (Ñ)	5,300	106
Greenhill & Co., Inc. (Ñ)	4,469	291
Hallmark Financial Services (Æ)(Ñ)	8,809	95
Hanmi Financial Corp. (Ñ)	9,714	68
Hanover Insurance Group, Inc. (The) (Ñ)	17,800	799
Harleysville Group, Inc. (Ñ)	5,600	204
HCC Insurance Holdings, Inc. (Ñ)	25,700	634
HCP, Inc. (ö)(Ñ)	7,500	268
Heartland Payment Systems, Inc. (Ñ)	4,689	103
Hercules Technology Growth Capital, Inc.	87,900	892
Heritage Commerce Corp. (Ñ)	2,600	46
Home Bancshares, Inc. (Ñ)	1,013	24
Home Properties, Inc. (ö)(Ñ)	3,502	184
Hospitality Properties Trust (ö)(Ñ)	28,100	903
HRPT Properties Trust (ö)(Ñ)	72,900	505
Hudson City Bancorp, Inc.	10,300	197
Hypercom Corp. (Æ)(Ñ)	98,336	420
IBERIABANK Corp. (Ñ)	9,002	434
Imperial Capital Bancorp, Inc. (Ñ)	181	3
Independent Bank Corp.	3,400	99
Integra Bank Corp. (Ñ)	4,000	58

14	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Interactive Brokers Group, Inc. Class A (Æ)(Ñ)	7,700	243
Interactive Data Corp.	8,813	238
Intersections, Inc. (Æ)	42,267	378
Intervest Bancshares Corp. Class A (Ñ)	2,216	23
Invesco, Ltd. (Ñ)	39,354	1,009
Investment Technology Group, Inc. (Æ)	13,700	661
Investors Bancorp, Inc. (Æ)	40,900	600
Investors Real Estate Trust (ö)	12,500	127
IPC Holdings, Ltd. (Ñ)	46,091	1,342
Jack Henry & Associates, Inc. (Ñ)	5,547	146
Jefferies Group, Inc. (Ñ)	50,300	946
Kayne Anderson Energy Development Co.	1,700	38
Kite Realty Group Trust (ö)	9,200	125
Knight Capital Group, Inc. Class A (Æ)(Ñ)	99,349	1,859
Kohlberg Capital Corp. (Ñ)	41,711	419
LTC Properties, Inc. (ö)(Ñ)	15,533	423
Mack-Cali Realty Corp. (ö)	17,800	695
MainSource Financial Group, Inc. (Ñ)	3,300	49
Marlin Business Services Corp. (Æ)(Ñ)	28,775	187
MCG Capital Corp. (Ñ)	18,800	144
Meadowbrook Insurance Group, Inc.	11,600	84
Medical Properties Trust, Inc. (ö)(Ñ)	16,840	205
Mercantile Bank Corp. (Ñ)	2,900	29
MFA Mortgage Investments, Inc. (ö)(Ñ)	108,984	762
Midwest Banc Holdings, Inc. (Ñ)	42,900	441
Nara Bancorp, Inc. (Ñ)	4,700	62
Nasdaq OMX Group (The) (Æ)(Ñ)	6,200	226
National Health Investors, Inc. (ö)	620	19
National Retail Properties, Inc. (ö)(Ñ)	58,419	1,338
Nationwide Health Properties, Inc. (ö)	1,446	52
Navigators Group, Inc. (Æ)	1,580	77
NBT Bancorp, Inc. (Ñ)	2,400	55
NewStar Financial, Inc. (Æ)	6,200	33
NorthStar Realty Finance Corp. (ö)(Ñ)	41,500	430
NYMAGIC, Inc. (Ñ)	1,000	23
Odyssey Re Holdings Corp. (Ñ)	13,100	469
Omega Healthcare Investors, Inc. (ö)	100	2
OneBeacon Insurance Group, Ltd. Class A (Ñ)	9,700	191
optionsXpress Holdings, Inc. (Ñ)	9,288	199
Oriental Financial Group, Inc.	20,800	391
Pacific Capital Bancorp NA (Ñ)	3,764	77
Parkway Properties, Inc. (ö)	7,900	313
Pennsylvania Real Estate Investment Trust (ö)(Ñ)	23,600	594

	Principal Amount ($) or Shares	Market Value $
Permian Basin Royalty Trust (Ñ)	18,600	423
Piper Jaffray Cos. (Æ)(Ñ)	30,530	1,138
Platinum Underwriters Holdings, Ltd.	14,100	506
PMA Capital Corp. Class A (Æ)	8,100	75
PMI Group, Inc. (The) (Ñ)	14,013	79
Portfolio Recovery Associates, Inc. (Ñ)	346	15
Potlatch Corp. (ö)(Ñ)	35,478	1,590
Preferred Bank (Ñ)	8,429	99
Procentury Corp.	2,400	43
Prosperity Bancshares, Inc. (Ñ)	1,600	50
Protective Life Corp.	17,100	729
Provident New York Bancorp (Ñ)	2,500	33
Ramco-Gershenson Properties Trust (ö)(Ñ)	5,200	117
Realty Income Corp. (ö)(Ñ)	5,205	137
Reinsurance Group of America, Inc.	3,800	198
RenaissanceRe Holdings, Ltd. (Ñ)	17,700	910
Ryder System, Inc. (Ñ)	9,500	650
S&T Bancorp, Inc. (Ñ)	91	3
S1 Corp. (Æ)	33,200	224
Safety Insurance Group, Inc.	6,024	216
Sanders Morris Harris Group, Inc. (Ñ)	3,400	28
SCBT Financial Corp. (Ñ)	3,821	130
Senior Housing Properties Trust (ö)(Ñ)	22,819	546
Southside Bancshares, Inc.	1,890	46
Southwest Bancorp, Inc. (Ñ)	28,641	504
Sovran Self Storage, Inc. (ö)(Ñ)	15,000	670
StanCorp Financial Group, Inc. (Ñ)	13,200	676
Sterling Bancorp (Ñ)	16,100	264
Sterling Bancshares, Inc. (Ñ)	22,986	239
Sterling Financial Corp. (Ñ)	16,031	196
Stifel Financial Corp. (Æ)(Ñ)	5,775	273
Sun Bancorp, Inc. (Æ)	4,900	57
Sunstone Hotel Investors, Inc. (ö)(Ñ)	32,598	609
SVB Financial Group (Æ)(Ñ)	6,230	303
SWS Group, Inc. (Ñ)	1,600	21
Taylor Capital Group, Inc. (Ñ)	1,800	27
Texas Capital Bancshares, Inc. (Æ)(Ñ)	13,544	250
TNS, Inc. (Æ)(Ñ)	1,129	26
Total System Services, Inc. (Ñ)	43,537	1,036
TradeStation Group, Inc. (Æ)(Ñ)	14,335	134
Transatlantic Holdings, Inc.	4,300	279
U-Store-It Trust (ö)(Ñ)	71,600	864
UCBH Holdings, Inc. (Ñ)	21,169	154
UDR, Inc. (ö)(Ñ)	9,800	248
Umpqua Holdings Corp. (Ñ)	47,400	699
United America Indemnity, Ltd. Class A (Æ)(Ñ)	8,700	134
United Rentals, Inc. (Æ)(Ñ)	21,500	405

Equity II Fund	15

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Universal American Corp. (Æ)(Ñ)	14,175	152
Universal Health Realty Income Trust (ö)(Ñ)	2,434	82
Urstadt Biddle Properties, Inc. Class A (ö)(Ñ)	3,200	54
ViewPoint Financial Group	28,900	470
Waddell & Reed Financial, Inc. Class A	10,268	348
Washington Real Estate Investment Trust (ö)(Ñ)	8,009	285
Washington Trust Bancorp, Inc. (Ñ)	900	22
Webster Financial Corp.	23,300	607
WesBanco, Inc. (Ñ)	6,200	133
Westfield Financial, Inc. (Ñ)	2,900	28
Wilshire Bancorp, Inc. (Ñ)	3,100	26
World Acceptance Corp. (Æ)(Ñ)	6,650	262
Wright Express Corp. (Æ)(Ñ)	4,151	137
WSFS Financial Corp. (Ñ)	630	32
Zenith National Insurance Corp. (Ñ)	56,618	2,103
Zions Bancorporation (Ñ)	20,597	955

		74,930

Health Care - 10.6%
Abaxis, Inc. (Æ)(Ñ)	6,165	157
Affymetrix, Inc. (Æ)(Ñ)	40,524	442
Albany Molecular Research, Inc. (Æ)(Ñ)	138	2
Align Technology, Inc. (Æ)(Ñ)	17,983	221
Alnylam Pharmaceuticals, Inc. (Æ)(Ñ)	3,749	94
American Oriental Bioengineering, Inc. (Æ)(Ñ)	2,668	26
AMERIGROUP Corp. (Æ)	27,007	702
Amsurg Corp. (Æ)(Ñ)	9,631	246
Analogic Corp. (Ñ)	10,730	618
Animal Health International, Inc. (Æ)	584	5
Ariad Pharmaceuticals, Inc. (Æ)(Ñ)	57,330	170
Arthrocare Corp. (Æ)(Ñ)	16,323	736
Bio-Rad Laboratories, Inc. Class A (Æ)	3,877	323
Bio-Reference Labs, Inc. (Æ)	5,202	131
BioScrip, Inc. (Æ)	94,369	519
Candela Corp. (Æ)	199,442	592
Capital Senior Living Corp. (Æ)(Ñ)	8,322	71
Caraco Pharmaceutical Laboratories, Ltd. (Æ)(Ñ)	4,800	79
Centene Corp. (Æ)(Ñ)	41,220	757
Charles River Laboratories International, Inc. (Æ)	22,221	1,290
Computer Programs & Systems, Inc. (Ñ)	2,100	40

	Principal Amount ($) or Shares	Market Value $
Cubist Pharmaceuticals, Inc. (Æ)(Ñ)	7,157	139
Datascope Corp. (Ñ)	29,000	1,086
Eclipsys Corp. (Æ)(Ñ)	13,080	272
eResearchTechnology, Inc. (Æ)(Ñ)	56,753	691
Gen-Probe, Inc. (Æ)(Ñ)	38,459	2,168
Gentiva Health Services, Inc. (Æ)(Ñ)	9,300	202
Haemonetics Corp. (Æ)	16,128	923
Hanger Orthopedic Group, Inc. (Æ)	4,100	48
Harvard Bioscience, Inc. (Æ)	48,563	239
HealthExtras, Inc. (Æ)	903	25
Healthspring, Inc. (Æ)(Ñ)	36,969	623
Healthways, Inc. (Æ)(Ñ)	5,339	195
HMS Holdings Corp. (Æ)(Ñ)	59,503	1,533
Hologic, Inc. (Æ)(Ñ)	76,797	2,242
Humana, Inc. (Æ)	8,100	387
I-Flow Corp. (Æ)(Ñ)	8,264	110
Icon PLC - ADR (Æ)(Ñ)	20,642	1,486
Illumina, Inc. (Æ)(Ñ)	52,585	4,096
Immucor, Inc. (Æ)(Ñ)	54,644	1,474
Intuitive Surgical, Inc. (Æ)(Ñ)	3,250	940
Invacare Corp. (Ñ)	23,011	415
Invitrogen Corp. (Æ)(Ñ)	5,400	505
Kendle International, Inc. (Æ)	5,985	256
Kensey Nash Corp. (Æ)(Ñ)	3,061	89
Kindred Healthcare, Inc. (Æ)	17,507	415
King Pharmaceuticals, Inc. (Æ)(Ñ)	89,600	841
Landauer, Inc. (Ñ)	1,900	101
Lifecell Corp. (Æ)(Ñ)	3,228	164
Luminex Corp. (Æ)(Ñ)	16,500	322
Magellan Health Services, Inc. (Æ)(Ñ)	2,200	85
Masimo Corp. (Æ)(Ñ)	33,581	979
Medcath Corp. (Æ)(Ñ)	136	3
Medicis Pharmaceutical Corp. Class A (Ñ)	11,920	246
Meridian Bioscience, Inc. (Ñ)	2,700	73
Merit Medical Systems, Inc. (Æ)(Ñ)	44,337	652
Molina Healthcare, Inc. (Æ)(Ñ)	20,803	517
NuVasive, Inc. (Æ)	29,705	1,133
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	8,163	283
Owens & Minor, Inc.	8,300	376
Patterson Cos., Inc. (Æ)(Ñ)	37,577	1,285
Pediatrix Medical Group, Inc. (Æ)	25,640	1,744
Perrigo Co. (Ñ)	76,679	3,143
Pharmaceutical Product Development, Inc.	35,191	1,458
PharmaNet Development Group, Inc. (Æ)(Ñ)	6,206	148
Phase Forward, Inc. (Æ)	29,400	541
PSS World Medical, Inc. (Æ)(Ñ)	11,222	185

16	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Psychiatric Solutions, Inc. (Æ)(Ñ)	45,445	1,577
Quality Systems, Inc. (Ñ)	7,964	256
Quidel Corp. (Æ)	1,762	28
RehabCare Group, Inc. (Æ)	10,800	184
Repligen Corp. (Æ)	1,721	10
Res-Care, Inc. (Æ)	2,300	37
Resmed, Inc. (Æ)(Ñ)	22,679	978
Retractable Technologies, Inc. (Æ)	110,746	161
Sirona Dental Systems, Inc. (Æ)(Ñ)	34,348	920
Somanetics Corp. (Æ)(Ñ)	1,227	20
SonoSite, Inc. (Æ)(Ñ)	6,367	203
Stericycle, Inc. (Æ)	25,980	1,387
STERIS Corp. (Ñ)	30,000	831
Sun Healthcare Group, Inc. (Æ)(Ñ)	1,445	19
Symmetry Medical, Inc. (Æ)(Ñ)	4,791	67
Techne Corp. (Æ)	28,619	2,075
VCA Antech, Inc. (Æ)(Ñ)	23,724	768
Viropharma, Inc. (Æ)(Ñ)	67,052	614
Vivus, Inc. (Æ)(Ñ)	23,637	134
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	31,870	989
West Pharmaceutical Services, Inc. (Ñ)	27,800	1,304
Zimmer Holdings, Inc. (Æ)	16,992	1,260

		55,881

Integrated Oils - 0.0%
Vaalco Energy, Inc. (Æ)(Ñ)	20,030	130

Materials and Processing - 9.7%
Aceto Corp.	40,597	285
Acuity Brands, Inc. (Ñ)	8,945	428
Airgas, Inc.	22,294	1,073
AK Steel Holding Corp. (Ñ)	14,000	879
AM Castle & Co. (Ñ)	30,600	946
Apogee Enterprises, Inc. (Ñ)	48,820	1,089
Armstrong World Industries, Inc. (Ñ)	5,400	192
Ashland, Inc. (Ñ)	14,100	748
Barnes Group, Inc. (Ñ)	35,900	936
Brady Corp. Class A	6,317	214
Brush Engineered Materials, Inc. (Æ)(Ñ)	7,922	246
Buckeye Technologies, Inc. (Æ)(Ñ)	51,674	446
Cabot Corp. (Ñ)	43,190	1,259
Calgon Carbon Corp. (Æ)(Ñ)	15,431	220
Celanese Corp. Class A	24,900	1,114
CF Industries Holdings, Inc. (Ñ)	6,100	816
Chemtura Corp.	84,400	584
Chicago Bridge & Iron Co. NV	39,545	1,575

	Principal Amount ($) or Shares	Market Value $
Cie Generale de Geophysique-Veritas - ADR (Æ)	9,788	491
Clean Harbors, Inc. (Æ)(Ñ)	3,794	250
Comfort Systems USA, Inc. (Ñ)	28,700	390
Commercial Metals Co. (Ñ)	16,200	504
Compass Minerals International, Inc.	5,600	353
Corn Products International, Inc.	7,400	343
Dycom Industries, Inc. (Æ)(Ñ)	8,000	115
EMCOR Group, Inc. (Æ)	67,916	1,702
Ennis, Inc. (Ñ)	39,800	674
Ferro Corp. (Ñ)	47,201	830
Gafisa SA - ADR (Ñ)	10,900	475
Georgia Gulf Corp. (Ñ)	766	5
Gerdau Ameristeel Corp. (Ñ)	40,500	632
Gibraltar Industries, Inc. (Ñ)	10,500	110
Glatfelter (Ñ)	66,747	974
GrafTech International, Ltd. (Æ)(Ñ)	3,870	76
Granite Construction, Inc. (Ñ)	16,200	556
Haynes International, Inc. (Æ)(Ñ)	12,130	760
HB Fuller Co. (Ñ)	25,800	595
Hecla Mining Co. (Æ)(Ñ)	2,122	22
Hercules, Inc. (Ñ)	16,057	302
Horsehead Holding Corp. (Æ)(Ñ)	33,700	472
IAMGOLD Corp.	100,650	602
Innophos Holdings, Inc. (Ñ)	4,094	73
Insituform Technologies, Inc. Class A (Æ)(Ñ)	59,770	1,011
Interface, Inc. Class A (Ñ)	15,458	198
Jacobs Engineering Group, Inc. (Æ)(Ñ)	12,000	1,036
KBR, Inc. (Ñ)	40,859	1,178
Koppers Holdings, Inc. (Ñ)	17,352	841
LB Foster Co. Class A (Æ)(Ñ)	5,328	171
Lennox International, Inc. (Ñ)	16,500	547
LSB Industries, Inc. (Æ)(Ñ)	1,216	19
LSI Industries, Inc. (Ñ)	15,839	174
Lubrizol Corp.	10,200	595
Lydall, Inc. (Æ)	37,988	443
McDermott International, Inc. (Æ)	52,632	2,820
Mercer International, Inc. (Æ)(Ñ)	9,700	65
Michael Baker Corp. (Æ)	400	8
Myers Industries, Inc. (Ñ)	45,000	566
NCI Building Systems, Inc. (Æ)(Ñ)	10,700	258
NewMarket Corp.	3,181	207
Novagold Resources, Inc. (Æ)(Ñ)	31,000	228
Nuco2, Inc. (Æ)	290	8
Olin Corp. (Ñ)	6,507	131
Olympic Steel, Inc. (Ñ)	5,516	282
OM Group, Inc. (Æ)(Ñ)	36,466	1,997
Owens Corning, Inc. (Æ)(Ñ)	18,900	399

Equity II Fund	17

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Perini Corp. (Æ)(Ñ)	9,700	351
Precision Castparts Corp.	8,962	1,054
Quanex Building Products Corp. (Æ)(Ñ)	1,383	23
Quanta Services, Inc. (Æ)	43,743	1,161
Reliance Steel & Aluminum Co.	9,400	571
Richmont Mines, Inc. (Æ)	47,840	166
Rock-Tenn Co. Class A (Ñ)	22,947	779
Rockwood Holdings, Inc. (Æ)(Ñ)	377	14
RTI International Metals, Inc. (Æ)(Ñ)	13,070	538
Schnitzer Steel Industries, Inc. Class A (Ñ)	5,312	467
Schulman A, Inc.	2,100	45
Seabridge Gold, Inc. (Æ)(Ñ)	22,500	461
Sigma-Aldrich Corp. (Ñ)	21,900	1,249
Silgan Holdings, Inc. (Ñ)	100	5
Simpson Manufacturing Co., Inc.	1,580	42
Sonoco Products Co. (Ñ)	14,500	478
Spartech Corp. (Ñ)	19,300	173
Standard Register Co. (The) (Ñ)	6,500	62
Superior Essex, Inc. (Æ)	8,900	265
Symyx Technologies, Inc. (Æ)(Ñ)	56,533	425
Terra Industries, Inc. (Æ)	5,600	212
Timken Co. (Ñ)	21,600	781
Universal Forest Products, Inc. (Ñ)	10,100	351
URS Corp. (Æ)	69,916	2,820
Valmont Industries, Inc.	4,000	394
Wausau Paper Corp. (Ñ)	6,800	53
WCA Waste Corp. (Æ)	60,391	304
WD-40 Co. (Ñ)	1,717	53
WR Grace & Co. (Æ)(Ñ)	3,119	79
Xerium Technologies, Inc. (Ñ)	12,006	20

		50,934

Miscellaneous - 0.6%
Johnson Controls, Inc. (Ñ)	18,500	652
Lancaster Colony Corp. (Ñ)	14,000	535
Teleflex, Inc. (Ñ)	22,000	1,212
Wesco Financial Corp. (Ñ)	1,777	769

		3,168

Other Energy - 9.5%
Alon USA Energy, Inc. (Ñ)	5,684	79
Atlas America, Inc. (Ñ)	17,600	1,224
Atlas Energy Resources LLC (Ñ)	2,700	108
Atwood Oceanics, Inc. (Æ)(Ñ)	19,430	1,956
Berry Petroleum Co. Class A (Ñ)	19,700	976
Bill Barrett Corp. (Æ)(Ñ)	6,316	325

	Principal Amount ($) or Shares	Market Value $
Bois d’Arc Energy, Inc. (Æ)(Ñ)	34,187	817
Brigham Exploration Co. (Æ)(Ñ)	103,480	977
Bronco Drilling Co., Inc. (Æ)(Ñ)	59,220	1,019
Callon Petroleum Co. (Æ)(Ñ)	3,604	72
Cameron International Corp. (Æ)(Ñ)	12,690	625
CARBO Ceramics, Inc. (Ñ)	29,200	1,388
Carrizo Oil & Gas, Inc. (Æ)(Ñ)	16,200	1,029
Cimarex Energy Co. (Ñ)	16,490	1,027
Comstock Resources, Inc. (Æ)	20,985	955
Concho Resources, Inc. (Æ)	18,600	513
Continental Resources, Inc. (Æ)(Ñ)	15,800	679
Core Laboratories NV (Æ)(Ñ)	10,993	1,377
Dawson Geophysical Co. (Æ)(Ñ)	1,968	142
Delek US Holdings, Inc. (Ñ)	59,100	652
Denbury Resources, Inc. (Æ)	30,700	938
Dril-Quip, Inc. (Æ)	28,040	1,603
Enbridge Energy Partners, LP Class A (Ñ)	12,000	601
Encore Acquisition Co. (Æ)(Ñ)	5,500	251
Energy Partners, Ltd. (Æ)	4,615	56
EXCO Resources, Inc. (Æ)	25,500	569
Exterran Holdings, Inc. (Æ)(Ñ)	23,022	1,538
FMC Technologies, Inc. (Æ)(Ñ)	27,123	1,823
Geokinetics, Inc. (Æ)(Ñ)	33,686	639
Grey Wolf, Inc. (Æ)	64,300	403
Gulf Island Fabrication, Inc. (Ñ)	3,500	138
Helix Energy Solutions Group, Inc. (Æ)	23,266	804
Helmerich & Payne, Inc. (Ñ)	11,700	629
Hercules Offshore, Inc. (Æ)(Ñ)	42,150	1,111
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	24,400	1,217
International Coal Group, Inc. (Æ)(Ñ)	86,616	689
JA Solar Holdings Co., Ltd. - ADR (Æ)	30,300	727
Lufkin Industries, Inc. (Ñ)	8,600	649
Mariner Energy, Inc. (Æ)(Ñ)	40,627	1,120
Meridian Resource Corp. (Æ)(Ñ)	12,997	28
Mitcham Industries, Inc. (Æ)	5,474	102
Newfield Exploration Co. (Æ)(Ñ)	9,330	567
Oceaneering International, Inc. (Æ)	19,255	1,286
OSG America, LP	35,500	497
Patterson-UTI Energy, Inc.	5,900	165
Penn Virginia Corp.	27	1
PetroHawk Energy Corp. (Æ)(Ñ)	21,106	499
Petroquest Energy, Inc. (Æ)(Ñ)	61,100	1,270
Quicksilver Resources, Inc. (Æ)(Ñ)	27,000	1,120
Range Resources Corp.	20,300	1,348
Rosetta Resources, Inc. (Æ)(Ñ)	27,200	593
Rowan Cos., Inc. (Ñ)	27,900	1,088

18	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

SEACOR Holdings, Inc. (Æ)(Ñ)	6,500	553
SemGroup Energy Partners, LP	10,300	269
Southwestern Energy Co. (Æ)	13,730	581
St. Mary Land & Exploration Co. (Ñ)	19,000	831
Stone Energy Corp. (Æ)(Ñ)	22,810	1,390
Superior Energy Services (Æ)(Ñ)	52,400	2,325
TEPPCO Partners, LP (Ñ)	16,000	561
Tesoro Corp. (Ñ)	19,839	499
Unit Corp. (Æ)(Ñ)	16,900	1,073
USEC, Inc. (Æ)(Ñ)	24,477	114
Whiting Petroleum Corp. (Æ)	9,400	719
XTO Energy, Inc.	11,800	730

		49,654

Producer Durables - 8.5%
Actuant Corp. Class A (Ñ)	9,890	335
AGCO Corp. (Æ)(Ñ)	7,100	427
Alliant Techsystems, Inc. (Æ)(Ñ)	3,700	407
Altra Holdings, Inc. (Æ)(Ñ)	37,500	571
American Ecology Corp. (Ñ)	309	8
Ametek, Inc.	9,000	437
AO Smith Corp. (Ñ)	13,200	408
ATMI, Inc. (Æ)(Ñ)	2,497	74
Badger Meter, Inc. (Ñ)	106	6
Baldor Electric Co. (Ñ)	21,700	703
BE Aerospace, Inc. (Æ)	50,150	2,024
Belden, Inc. (Ñ)	32,592	1,100
Bucyrus International, Inc. Class A	8,300	1,045
C&D Technologies, Inc. (Æ)(Ñ)	1,022	6
Canadian Solar, Inc. (Æ)(Ñ)	29,900	818
Cascade Corp. (Ñ)	6,200	268
Chart Industries, Inc. (Æ)	54,083	2,198
Cognex Corp. (Ñ)	25,500	643
Cohu, Inc. (Ñ)	24,198	420
Columbus McKinnon Corp. (Æ)(Ñ)	21,858	619
CommScope, Inc. (Æ)(Ñ)	12,818	609
Credence Systems Corp. (Æ)(Ñ)	52,272	54
CTS Corp. (Ñ)	13,400	151
Curtiss-Wright Corp. (Ñ)	745	35
Darling International, Inc. (Æ)	65,720	1,004
Desarrolladora Homex SAB de CV - ADR (Æ)(Ñ)	5,700	340
Dionex Corp. (Æ)(Ñ)	6,900	540
Donaldson Co., Inc. (Ñ)	4,700	205
Dover Corp.	18,800	930
DR Horton, Inc. (Ñ)	11,700	181
Ducommun, Inc. (Æ)	7,124	232
Electro Scientific Industries, Inc. (Æ)	66,710	1,095

	Principal Amount ($) or Shares	Market Value $
Entegris, Inc. (Æ)(Ñ)	18,142	137
Esterline Technologies Corp. (Æ)	5,208	290
Federal Signal Corp. (Ñ)	37,700	523
Flowserve Corp. (Ñ)	16,100	1,998
Gardner Denver, Inc. (Æ)(Ñ)	11,700	543
General Cable Corp. (Æ)(Ñ)	7,152	479
Goodrich Corp.	35,715	2,434
Graham Corp.	1,265	72
Hardinge, Inc. (Ñ)	7,000	117
Herman Miller, Inc. (Ñ)	3,024	71
HNI Corp. (Ñ)	6,362	138
Hubbell, Inc. Class B (Ñ)	4,300	192
Joy Global, Inc.	23,680	1,758
Kennametal, Inc.	16,500	574
Kimball International, Inc. Class B	68,392	702
KLA-Tencor Corp. (Ñ)	15,000	655
M/I Homes, Inc. (Ñ)	17,400	298
MasTec, Inc. (Æ)(Ñ)	11,700	96
Mattson Technology, Inc. (Æ)	8,307	40
MDC Holdings, Inc. (Ñ)	4,900	214
Moog, Inc. Class A (Æ)	4,307	186
Nanometrics, Inc. (Æ)	864	6
Orbital Sciences Corp. (Æ)	11,076	298
Pall Corp.	8,600	299
Pentair, Inc. (Ñ)	7,500	276
Perceptron, Inc. (Æ)	61,610	620
Plantronics, Inc. (Ñ)	22,971	572
Polycom, Inc. (Æ)	32,210	721
Ritchie Bros Auctioneers, Inc.	85,692	2,138
Robbins & Myers, Inc. (Ñ)	56,618	2,257
Rofin-Sinar Technologies, Inc. (Æ)(Ñ)	24,700	941
Ryland Group, Inc. (Ñ)	5,451	174
SBA Communications Corp. Class A (Æ)(Ñ)	24,013	777
Technitrol, Inc. (Ñ)	38,091	800
Tecumseh Products Co. Class A (Æ)(Ñ)	18,958	594
Teledyne Technologies, Inc. (Æ)	1,100	65
Terex Corp. (Æ)	8,700	606
Triumph Group, Inc. (Ñ)	30,560	1,799
Twin Disc, Inc.	18,062	326
Ultra Clean Holdings (Æ)	49,827	533
Varian Semiconductor Equipment Associates, Inc. (Æ)	15,241	558
Woodward Governor Co.	12,099	425
WW Grainger, Inc. (Ñ)	3,500	303
Zygo Corp. (Æ)(Ñ)	3,700	43

		44,541

Equity II Fund	19

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 13.8%
Adaptec, Inc. (Æ)(Ñ)	25,648	72
Adtran, Inc. (Ñ)	33,700	797
Affiliated Computer Services, Inc. Class A (Æ)(Ñ)	20,900	1,107
American Science & Engineering, Inc. (Ñ)	500	24
Amkor Technology, Inc. (Æ)(Ñ)	19,000	181
Amphenol Corp. Class A	72,405	3,344
Anadigics, Inc. (Æ)(Ñ)	52,700	588
Ansys, Inc. (Æ)(Ñ)	61,202	2,462
Arrow Electronics, Inc. (Æ)(Ñ)	34,600	941
Avnet, Inc. (Æ)(Ñ)	33,600	880
Avocent Corp. (Æ)(Ñ)	15,593	304
Bel Fuse, Inc. Class B (Ñ)	1,900	50
Benchmark Electronics, Inc. (Æ)	18,700	332
Blackbaud, Inc. (Ñ)	1,487	35
Blackboard, Inc. (Æ)	23,320	805
Bookham, Inc. (Æ)(Ñ)	36,000	61
Cavium Networks, Inc. (Æ)(Ñ)	21,600	444
Celestica, Inc. (Æ)	105,560	989
Ceva, Inc. (Æ)(Ñ)	1,518	15
Check Point Software Technologies (Æ)	22,200	524
Checkpoint Systems, Inc. (Æ)	15,500	402
Ciber, Inc. (Æ)(Ñ)	18,200	114
Cognizant Technology Solutions Corp. Class A (Æ)	31,920	1,029
Comtech Telecommunications Corp. (Æ)(Ñ)	3,975	154
Comverse Technology, Inc. (Æ)	45,647	797
Concur Technologies, Inc. (Æ)(Ñ)	2,508	83
Conexant Systems, Inc. (Æ)(Ñ)	68,500	34
Constant Contact, Inc. (Æ)(Ñ)	15,800	282
Cray, Inc. (Æ)(Ñ)	16,273	101
CSG Systems International, Inc. (Æ)	11,700	142
Cubic Corp. (Ñ)	9,000	244
Data Domain, Inc. (Æ)	38,150	830
Digi International, Inc. (Æ)(Ñ)	10,483	86
Digital River, Inc. (Æ)(Ñ)	6,150	202
Diodes, Inc. (Æ)(Ñ)	452	12
DRS Technologies, Inc. (Ñ)	4,800	300
Electronics for Imaging, Inc. (Æ)(Ñ)	15,789	228
Emulex Corp. (Æ)(Ñ)	15,573	204
Extreme Networks (Æ)(Ñ)	48,300	146
F5 Networks, Inc. (Æ)	32,593	738
First Solar, Inc. (Æ)(Ñ)	4,400	1,285
Flextronics International, Ltd. (Æ)	76,190	792

	Principal Amount ($) or Shares	Market Value $
Flir Systems, Inc. (Æ)(Ñ)	41,220	1,415
Foundry Networks, Inc. (Æ)	13,325	170
Gartner, Inc. (Æ)(Ñ)	2,122	49
GeoEye, Inc. (Æ)(Ñ)	35,110	809
Harris Corp. (Ñ)	15,119	817
Hittite Microwave Corp. (Æ)(Ñ)	13,493	536
II-VI, Inc. (Æ)	2,237	83
Imation Corp. (Ñ)	33,300	781
Informatica Corp. (Æ)(Ñ)	47,050	751
Ingram Micro, Inc. Class A (Æ)(Ñ)	41,100	699
Integrated Device Technology, Inc. (Æ)	33,812	361
Integrated Silicon Solution, Inc. (Æ)(Ñ)	4,900	29
Intermec, Inc. (Æ)(Ñ)	24,409	516
International Rectifier Corp. (Æ)	25,510	581
Interwoven, Inc. (Æ)	35,200	396
Intuit, Inc. (Æ)	27,208	734
ION Geophysical Corp. (Æ)(Ñ)	20,438	326
Jabil Circuit, Inc.	1,800	20
JDA Software Group, Inc. (Æ)(Ñ)	7,700	146
Lawson Software, Inc. (Æ)	5,471	44
Lionbridge Technologies, Inc. (Æ)(Ñ)	1,100	3
Mantech International Corp. Class A (Æ)(Ñ)	11,000	525
Marvell Technology Group, Ltd. (Æ)	100,484	1,301
MEMC Electronic Materials, Inc. (Æ)	11,200	705
Mercury Computer Systems, Inc. (Æ)(Ñ)	2,888	23
Methode Electronics, Inc. (Ñ)	26,435	287
Micrel, Inc. (Ñ)	79,100	777
Micros Systems, Inc. (Æ)(Ñ)	132,343	4,718
Microsemi Corp. (Æ)(Ñ)	49,290	1,208
MicroStrategy, Inc. Class A (Æ)(Ñ)	3,505	311
Monolithic Power Systems, Inc. (Æ)(Ñ)	42,400	971
NAM TAI Electronics, Inc.	56,500	582
NCR Corp. (Æ)	82,466	2,031
Netlogic Microsystems, Inc. (Æ)(Ñ)	33,000	1,082
Netscout Systems, Inc. (Æ)	12,366	124
Nice Systems, Ltd. - ADR (Æ)(Ñ)	85,685	2,728
ON Semiconductor Corp. (Æ)(Ñ)	14,178	106
Oplink Communications, Inc. (Æ)(Ñ)	2,210	21
OSI Systems, Inc. (Æ)(Ñ)	32,714	800
PerkinElmer, Inc.	76,535	2,033
Plexus Corp. (Æ)(Ñ)	6,200	149
Power Integrations, Inc. (Æ)	28,050	874
Rimage Corp. (Æ)	3,314	59
SAIC, Inc. (Æ)(Ñ)	34,900	663
SanDisk Corp. (Æ)(Ñ)	33,287	902
Sanmina-SCI Corp. (Æ)	245,300	380

20	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Satyam Computer Services, Ltd. - ADR (Ñ)	34,890	896
Scansource, Inc. (Æ)(Ñ)	10,634	266
Seagate Technology	31,000	585
Secure Computing Corp. (Æ)(Ñ)	26,920	178
Silicon Image, Inc. (Æ)(Ñ)	1,000	6
Skyworks Solutions, Inc. (Æ)(Ñ)	54,300	472
Solera Holdings, Inc. (Æ)	8,200	212
SonicWALL, Inc. (Æ)(Ñ)	47,500	365
SPSS, Inc. (Æ)(Ñ)	1,400	59
SRA International, Inc. Class A (Æ)(Ñ)	7,492	197
Standard Microsystems Corp. (Æ)(Ñ)	3,662	109
STEC, Inc. (Æ)(Ñ)	6,633	61
Sunpower Corp. Class A (Æ)(Ñ)	2,600	227
Switch & Data Facilities Co., Inc. (Æ)(Ñ)	8,636	131
Sybase, Inc. (Æ)(Ñ)	15,704	462
SYKES Enterprises, Inc. (Æ)(Ñ)	200	3
Synaptics, Inc. (Æ)(Ñ)	8,317	282
Syniverse Holdings, Inc. (Æ)(Ñ)	97,279	1,528
Taleo Corp. Class A (Æ)(Ñ)	11,100	216
Tekelec (Æ)(Ñ)	8,053	119
Tessera Technologies, Inc. (Æ)(Ñ)	14,836	300
Tier Technologies, Inc. Class B (Æ)	109,690	851
Trimble Navigation, Ltd. (Æ)(Ñ)	37,034	1,214
TriQuint Semiconductor, Inc. (Æ)(Ñ)	127,719	842
TTM Technologies, Inc. (Æ)(Ñ)	47,125	627
Tyler Technologies, Inc. (Æ)(Ñ)	10,719	155
Unisys Corp. (Æ)	75,200	313
Verigy, Ltd. (Æ)	25,000	534
Verint Systems, Inc. (Æ)	23,684	472
Viasat, Inc. (Æ)(Ñ)	6,567	145
Vignette Corp. (Æ)(Ñ)	10,191	118
Vishay Intertechnology, Inc. (Æ)	120,170	1,136
Vocus, Inc. (Æ)	48,700	1,353
Western Digital Corp. (Æ)(Ñ)	50,000	1,449
White Electronic Designs Corp. (Æ)	156,136	714
Xilinx, Inc. (Ñ)	24,000	594
Zoran Corp. (Æ)(Ñ)	26,555	349

		72,326

Utilities - 3.7%
Alaska Communications Systems Group, Inc. (Ñ)	17,872	200
Allete, Inc. (Ñ)	9,100	380
Alliant Energy Corp. (Ñ)	17,300	652
Atlantic Tele-Network, Inc. (Ñ)	4,000	124
Atmos Energy Corp. (Ñ)	41,210	1,141

	Principal Amount ($) or Shares	Market Value $
Avista Corp.	49,220	1,010
Black Hills Corp. (Ñ)	7,491	292
California Water Service Group (Ñ)	5,400	209
CenturyTel, Inc. (Ñ)	35,900	1,165
Cincinnati Bell, Inc. (Æ)(Ñ)	69,546	323
Clearwire Corp. Class A (Æ)(Ñ)	58,041	879
Cleco Corp. (Ñ)	68,206	1,638
El Paso Electric Co. (Æ)	10,974	248
El Paso Pipeline Partners, LP (Ñ)	25,200	587
Energen Corp.	9,790	668
Idacorp, Inc. (Ñ)	50,850	1,649
iPCS, Inc.	6,058	184
MDU Resources Group, Inc.	26,100	753
MGE Energy, Inc. (Ñ)	700	24
New Jersey Resources Corp. (Ñ)	20,250	645
NTELOS Holdings Corp. (Ñ)	11,076	287
Oneok, Inc. (Ñ)	9,000	433
Pepco Holdings, Inc.	13,900	346
Premiere Global Services, Inc. (Æ)	31,131	452
RCN Corp. (Æ)(Ñ)	6,182	71
Southwest Gas Corp. (Ñ)	83,064	2,398
Southwest Water Co. (Ñ)	7,600	85
Suburban Propane Partners, LP (Ñ)	5,300	216
SureWest Communications (Ñ)	4,000	56
Telephone & Data Systems, Inc.	10,100	387
UGI Corp.	55,600	1,446
UIL Holdings Corp. (Ñ)	6,704	210
USA Mobility, Inc. (Æ)(Ñ)	6,300	45

		19,203

Total Common Stocks
(cost $458,413)		486,126

Short-Term Investments - 7.3%
Russell Investment Company Money Market Fund	35,516,001	35,516
United States Treasury Bills (ç)(ž)(§) 0.558% due 06/19/08	2,500	2,498

Total Short-Term Investments
(cost $38,014)		38,014

Equity II Fund	21

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 43.1%
Russell Investment Company Money Market Fund (×)	49,124,959	49,125
State Street Securities Lending Quality Trust (×)	176,798,881	176,799

Total Other Securities
(cost $225,924)		225,924

Total Investments - 143.1%
(identified cost $722,351)		750,064

Other Assets and Liabilities, Net - (43.1%)		(225,802)

Net Assets - 100.0%		524,262

See accompanying notes which are an integral part of the financial statements.

22	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME) expiration date 06/08 (508)	USD 36,449	1,873

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		1,873

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	4.3
Consumer Discretionary	16.0
Consumer Staples	1.7
Financial Services	14.3
Health Care	10.6
Integrated Oils	—	*
Materials and Processing	9.7
Miscellaneous	0.6
Other Energy	9.5
Producer Durables	8.5
Technology	13.8
Utilities	3.7
Short-Term Investments	7.3
Other Securities	43.1

Total Investments	143.1
Other Assets and Liabilities, Net	(43.1)

	100.0

Futures Contracts	0.4

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Equity II Fund	23

Russell Investment Company

Equity Q Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$883.90	$1,019.14
Expenses Paid During Period*	$5.39	$5.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.15% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$884.70	$1,020.24
Expenses Paid During Period*	$4.36	$4.67

*	Expenses are equal to the Fund’s annualized expense ratio of 0.93% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$885.20	$1,020.59
Expenses Paid During Period*	$4.03	$4.32

*	Expenses are equal to the Fund’s annualized expense ratio of 0.86% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

24	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 108.2%
Auto and Transportation - 2.0%
Alexander & Baldwin, Inc. (Ñ)	10,800	542
Autoliv, Inc. (Ñ)	51,900	3,178
Burlington Northern Santa Fe Corp.	17,360	1,780
CH Robinson Worldwide, Inc.	1,500	94
Con-way, Inc.	12,600	583
Continental Airlines, Inc. Class A (Æ)	37,000	665
CSX Corp.	83,200	5,237
Delta Air Lines, Inc. (Æ)	34,500	294
FedEx Corp. (Û)	32,000	3,068
Forward Air Corp.	12,700	433
Frontline, Ltd. (Ñ)	19,100	1,071
Genuine Parts Co.	40,700	1,728
JB Hunt Transport Services, Inc. (Ñ)	42,204	1,434
Kirby Corp. (Æ)	27,800	1,525
Landstar System, Inc.	5,880	305
Lear Corp. (Æ)	11,800	337
Norfolk Southern Corp. (Û)	75,900	4,522
Overseas Shipholding Group, Inc. (Ñ)	512	39
Southwest Airlines Co.	10,800	143
TRW Automotive Holdings Corp. (Æ)	25,100	642
UAL Corp. (Ñ)	25,900	386
Union Pacific Corp. (Û)	17,520	2,544
United Parcel Service, Inc. Class B	6,578	476
US Airways Group, Inc. (Æ)	56,700	487
UTI Worldwide, Inc.	13,900	305
WABCO Holdings, Inc.	2,300	110
Werner Enterprises, Inc. (Ñ)	14,500	282

		32,210

Consumer Discretionary - 15.8%
Accenture, Ltd. Class A (Û)	365,166	13,712
Activision, Inc. (Æ)	15,750	426
Aeropostale, Inc. (Æ)(Ñ)	7,100	226
Alberto-Culver Co. Class B	2,000	50
Allied Waste Industries, Inc. (Æ)	105,400	1,303
Amazon.com, Inc. (Æ)(Ñ)	17,233	1,355
American Greetings Corp. Class A (Ñ)	38,310	686
AnnTaylor Stores Corp. (Æ)(Û)	36,500	923
Apollo Group, Inc. Class A (Æ)	41,068	2,090
AutoNation, Inc. (Æ)(Ñ)	226,927	3,633
Avon Products, Inc.	4,993	195
Bebe Stores, Inc.	28,200	282
Best Buy Co., Inc. (Ñ)(Û)	353,000	15,186
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	39,178	1,493
Brinker International, Inc.	30,300	688
Burger King Holdings, Inc.	10,600	296

	Principal Amount ($) or Shares	Market Value $
CBS Corp. Class B	214,094	4,939
Chico’s FAS, Inc. (Æ)	67,300	476
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	623	61
Choice Hotels International, Inc.	15,500	535
Coach, Inc. (Æ)	136,100	4,841
Columbia Sportswear Co.	7,300	306
Convergys Corp. (Æ)	44,200	695
Costco Wholesale Corp. (Û)	100,090	7,131
Darden Restaurants, Inc.	41,800	1,487
DeVry, Inc. (Ñ)	4,800	274
DIRECTV Group, Inc. (The) (Æ)(Ñ)(Û)	167,620	4,130
DISH Network Corp. Class A (Æ)	38,700	1,155
Dolby Laboratories, Inc. Class A (Æ)	12,700	510
Earthlink, Inc. (Æ)	1,600	15
eBay, Inc. (Æ)(Û)	219,584	6,871
Electronic Arts, Inc. Series C (Æ)	1,100	57
Estee Lauder Cos., Inc. (The) Class A (Ñ)	32,850	1,498
Foot Locker, Inc.	72,800	921
GameStop Corp. Class A (Æ)(Ñ)	259,995	14,310
Gap, Inc. (The) (Û)	187,500	3,491
Gemstar-TV Guide International, Inc. (Æ)	1,386	6
Google, Inc. Class A (Æ)(Û)	14,469	8,309
Harman International Industries, Inc.	14,900	609
Harte-Hanks, Inc.	12,300	168
Hasbro, Inc. (Ñ)	73,100	2,599
Hewitt Associates, Inc. Class A (Æ)	23,900	980
IAC/InterActiveCorp (Æ)	68,100	1,417
International Game Technology	35,000	1,216
International Speedway Corp. Class A	9,500	403
Jack in the Box, Inc. (Æ)	5,800	155
Jarden Corp. (Æ)	30,200	644
Kimberly-Clark Corp. (Û)	72,035	4,610
Liberty Media Corp. - Capital Series A (Æ)	5,200	80
Macy’s, Inc. (Û)	160,100	4,049
Manpower, Inc.	205,151	13,772
Marriott International, Inc. Class A	75,100	2,576
Mattel, Inc.	143,800	2,696
McDonald’s Corp. (Û)	201,240	11,990
McGraw-Hill Cos., Inc. (The)	64,800	2,656
News Corp. Class A	144,700	2,590
Nike, Inc. Class B (Û)	268,810	17,957
Office Depot, Inc. (Æ)	100,900	1,279
OfficeMax, Inc.	3,000	55
Omnicom Group, Inc. (Û)	65,700	3,137
Penske Auto Group, Inc.	18,700	391

Equity Q Fund	25

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Polo Ralph Lauren Corp. Class A	17,100	1,062
Pool Corp.	5,000	109
RR Donnelley & Sons Co. (Û)	71,600	2,194
Scholastic Corp. (Æ)	3,000	84
Sears Holdings Corp. (Æ)	4,760	469
Starbucks Corp. (Æ)(Û)	102,600	1,665
Tech Data Corp. (Æ)	23,244	781
Tiffany & Co.	49,800	2,168
Time Warner, Inc. (Û)	1,237,153	18,372
TJX Cos., Inc.	101,350	3,265
VeriSign, Inc. (Æ)(Ñ)	14,371	518
VF Corp.	29,800	2,217
Viacom, Inc. Class B (Æ)	80,200	3,083
Wal-Mart Stores, Inc. (Û)	140,146	8,126
Walt Disney Co. (The) (Û)	647,707	21,005
Wendy’s International, Inc.	28,100	815
WESCO International, Inc. (Æ)	11,100	413
Wolverine World Wide, Inc.	16,000	460
Yahoo!, Inc. (Æ)	17,500	480
Yum! Brands, Inc. (Û)	151,800	6,175

		254,052

Consumer Staples - 7.3%
Altria Group, Inc.	80,760	1,615
Anheuser-Busch Cos., Inc.	137,736	6,776
Brown-Forman Corp. - ADR	410	28
Church & Dwight Co., Inc.	1,990	113
Coca-Cola Co. (The)	14,779	870
Coca-Cola Enterprises, Inc.	78,521	1,767
Colgate-Palmolive Co. (Û)	56,900	4,023
ConAgra Foods, Inc. (Û)	138,500	3,263
Constellation Brands, Inc. Class A (Æ)(Û)	82,300	1,511
General Mills, Inc. (Û)	72,000	4,349
Hansen Natural Corp. (Ñ)	6,500	230
Herbalife, Ltd. (Ñ)	28,971	1,268
Hormel Foods Corp.	18,250	719
Kroger Co. (The) (Û)	613,502	16,718
Loews Corp. - Carolina Group (Û)	13,600	893
McCormick & Co., Inc.	1,800	68
Pepsi Bottling Group, Inc. (Û)	127,400	4,295
PepsiAmericas, Inc.	6,684	172
PepsiCo, Inc. (Û)	240,999	16,516
Philip Morris International, Inc. (Æ)	82,060	4,187
Procter & Gamble Co. (Û)	298,401	20,008
Ruddick Corp. (Ñ)	1,500	58
Safeway, Inc. (Û)	322,300	10,185
SUPERVALU, Inc.	89,898	2,976

	Principal Amount ($) or Shares	Market Value $
Sysco Corp. (Û)	341,500	10,440
Tyson Foods, Inc. Class A	147,268	2,621
Universal Corp. (Ñ)	4,020	258
UST, Inc. (Ñ)	27,845	1,450

		117,377

Financial Services - 19.0%
ACE, Ltd. (Û)	53,405	3,220
Advent Software, Inc. (Æ)(Ñ)	9,153	365
Aflac, Inc.	54,900	3,660
Allied World Assurance Co. Holdings, Ltd. (Û)	2,200	91
Allstate Corp. (The) (Û)	119,855	6,036
AMB Property Corp. (ö)	14,107	815
American Express Co.	132,500	6,363
American Financial Group, Inc.	29,600	812
Ameriprise Financial, Inc. (Û)	105,506	5,010
Apartment Investment & Management Co. Class A (ö)	58,000	2,145
Arch Capital Group, Ltd. (Æ)	23,984	1,694
Arthur J Gallagher & Co.	16,900	415
Assurant, Inc. (Û)	50,180	3,262
Automatic Data Processing, Inc. (Û)	125,800	5,560
AvalonBay Communities, Inc. (ö)	17,370	1,733
Axis Capital Holdings, Ltd.	134,987	4,577
Bank of America Corp. (Û)	464,552	17,439
Bank of New York Mellon Corp. (The) (Û)	143,195	6,233
BB&T Corp.	34,000	1,166
BlackRock, Inc. (Ñ)(Û)	17,060	3,443
Brandywine Realty Trust (ö)	50,600	883
Broadridge Financial Solutions, Inc.	10,500	195
Camden Property Trust (ö)	19,900	1,053
Capital One Financial Corp. (Ñ)	15,846	840
Cash America International, Inc.	20,900	852
CBL & Associates Properties, Inc. (ö)	32,200	789
Charles Schwab Corp. (The) (Û)	239,200	5,167
Chubb Corp. (Û)	100,656	5,332
Cigna Corp. (Û)	297,000	12,685
Cincinnati Financial Corp.	71,232	2,557
Citigroup, Inc.	100,202	2,532
City National Corp.	11,900	577
CNA Financial Corp. (Ñ)	57,900	1,552
Colonial Properties Trust (ö)	31,500	763
Comerica, Inc.	77,300	2,685
Cullen/Frost Bankers, Inc.	500	28
Discover Financial Services	41,400	754
Duke Realty Corp. (ö)	79,000	1,929
Dun & Bradstreet Corp.	16,000	1,349

26	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Eaton Vance Corp. (Ñ)	14,491	530
Endurance Specialty Holdings, Ltd. (Ñ)	48,814	1,812
Equity Residential (ö)	35,638	1,480
Federal Realty Investment Trust (ö)	12,347	1,014
Federated Investors, Inc. Class B	10,400	348
Fifth Third Bancorp (Ñ)	288,000	6,172
Franklin Resources, Inc. (Û)	70,900	6,746
Genworth Financial, Inc. Class A	129,200	2,979
GFI Group, Inc.	2,100	25
Global Payments, Inc.	650	29
Goldman Sachs Group, Inc. (The) (Û)	55,000	10,525
Hanover Insurance Group, Inc. (The)	11,400	512
Hartford Financial Services Group, Inc. (Û)	62,000	4,419
HCC Insurance Holdings, Inc.	64,000	1,579
Hospitality Properties Trust (ö)	102,600	3,297
HRPT Properties Trust (ö)	70,400	488
Hudson City Bancorp, Inc.	282,549	5,405
Huntington Bancshares, Inc.	31,000	291
IntercontinentalExchange, Inc. (Æ)	3,240	503
Invesco, Ltd.	2,200	56
Investment Technology Group, Inc. (Æ)	15,300	738
Janus Capital Group, Inc. (Ñ)	18,050	506
Jones Lang LaSalle, Inc. (Ñ)	32,420	2,516
JPMorgan Chase & Co. (Û)	524,210	24,979
LaSalle Hotel Properties (ö)	21,700	696
Liberty Property Trust (ö)	22,200	778
Lincoln National Corp. (Û)	36,600	1,968
Loews Corp.	58,138	2,448
Macerich Co. (The) (ö)	11,305	827
Mack-Cali Realty Corp. (ö)	33,500	1,307
Mastercard, Inc. Class A (Ñ)	3,335	928
MetLife, Inc. (Û)	140,970	8,578
Morgan Stanley (Û)	110,300	5,361
Nasdaq OMX Group (The) (Æ)(Ñ)	50,300	1,833
National City Corp.	179,700	1,132
Nationwide Financial Services	7,353	368
Northern Trust Corp. (Û)	61,600	4,565
Odyssey Re Holdings Corp.	8,000	286
Omega Healthcare Investors, Inc. (ö)	5,200	91
Pennsylvania Real Estate Investment Trust (ö)	14,600	368
Phoenix Cos., Inc. (The)	20,900	272
Plum Creek Timber Co., Inc. (ö)(Ñ)	650	27
Principal Financial Group, Inc.	25,800	1,384
Prologis (ö)(Û)	172,291	10,787
Protective Life Corp.	4,600	196

	Principal Amount ($) or Shares	Market Value $
Prudential Financial, Inc. (Û)	74,694	5,655
PS Business Parks, Inc. (ö)	4,100	235
Rayonier, Inc. (ö)	650	27
Regency Centers Corp. (ö)	5,511	394
Regions Financial Corp. (Ñ)	106,868	2,343
RenaissanceRe Holdings, Ltd.	22,200	1,142
Ryder System, Inc.	1,143	78
Safeco Corp.	51,900	3,464
SEI Investments Co.	55,400	1,289
Selective Insurance Group	13,600	290
StanCorp Financial Group, Inc.	4,000	205
State Street Corp. (Û)	50,600	3,650
Sunstone Hotel Investors, Inc. (ö)	30,500	570
SunTrust Banks, Inc.	18,654	1,040
Synovus Financial Corp. (Ñ)	2,400	28
T Rowe Price Group, Inc.	64,900	3,801
TD Ameritrade Holding Corp. (Æ)	204,400	3,700
Travelers Cos., Inc. (The) (Û)	309,378	15,593
UnionBanCal Corp.	1,160	61
United Rentals, Inc. (Æ)	21,600	407
US Bancorp	200,202	6,785
Ventas, Inc. (ö)	15,246	740
Wachovia Corp. (Ñ)(Û)	56,400	1,644
Waddell & Reed Financial, Inc. Class A	20,300	687
Webster Financial Corp.	5,300	138
Weingarten Realty Investors (ö)	25,800	952
Wells Fargo & Co.	82,793	2,463
Western Union Co. (The)	134,400	3,091
WR Berkley Corp.	35,600	915
XL Capital, Ltd. Class A	134,700	4,700

		303,797

Health Care - 12.9%
Abbott Laboratories	7,980	421
Aetna, Inc. (Û)	149,600	6,523
AMERIGROUP Corp. Class A (Æ)	27,600	717
AmerisourceBergen Corp. Class A (Û)	311,653	12,637
Amgen, Inc. (Æ)(Û)	198,032	8,292
Baxter International, Inc. (Û)	72,000	4,487
Beckman Coulter, Inc.	13,800	943
Becton Dickinson & Co. (Û)	31,400	2,807
Biogen Idec, Inc. (Æ)	138,571	8,410
Boston Scientific Corp. (Æ)(Û)	308,115	4,107
Bristol-Myers Squibb Co.	239,900	5,271
Cardinal Health, Inc. (Û)	127,000	6,613
Celgene Corp. (Æ)(Ñ)	46,100	2,865
Covidien, Ltd.	9,181	429
CVS Caremark Corp.	14,700	593

Equity Q Fund	27

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Eli Lilly & Co. (Û)	111,175	5,352
Endo Pharmaceuticals Holdings, Inc. (Æ)	23,200	576
Express Scripts, Inc. Class A (Æ)(Û)	238,077	16,670
Forest Laboratories, Inc. (Æ)(Û)	123,400	4,283
Gen-Probe, Inc. (Æ)	550	31
Genentech, Inc. (Æ)	16,020	1,093
Gilead Sciences, Inc. (Æ)(Û)	52,938	2,740
Health Net, Inc. (Æ)	79,900	2,340
HealthExtras, Inc. (Æ)	12,100	341
Hill-Rom Holdings, Inc. (Ñ)	1,100	28
Hlth Corp. (Æ)(Ñ)	78,600	874
Humana, Inc. (Æ)	99,500	4,755
Intuitive Surgical, Inc. (Æ)	5,124	1,482
Invitrogen Corp. (Æ)(Ñ)	28,142	2,633
Johnson & Johnson (Û)	169,111	11,346
Kindred Healthcare, Inc. (Æ)	1,400	33
Kinetic Concepts, Inc. (Æ)	30,390	1,205
King Pharmaceuticals, Inc. (Æ)	133,400	1,253
Lincare Holdings, Inc. (Æ)(Ñ)	43,100	1,049
McKesson Corp. (Û)	65,500	3,414
Medco Health Solutions, Inc. (Æ)(Û)	359,137	17,792
Medtronic, Inc. (Ñ)	143,600	6,990
Merck & Co., Inc. (Û)	123,507	4,698
Pfizer, Inc. (Û)	1,568,836	31,549
Schering-Plough Corp. (Û)	173,800	3,200
Stryker Corp.	22,600	1,465
Techne Corp. (Æ)	8,600	624
Thermo Fisher Scientific, Inc. (Æ)	11,200	648
UnitedHealth Group, Inc. (Û)	162,800	5,312
Universal Health Services, Inc. Class B	12,900	808
Varian Medical Systems, Inc. (Æ)	12,800	600
Warner Chilcott, Ltd. (Æ)(Ñ)	1,600	27
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	48,042	1,491
WellCare Health Plans, Inc. (Æ)	26,900	1,178
WellPoint, Inc. (Æ)(Û)	53,800	2,677
Wyeth	21,300	947

		206,619

Integrated Oils - 8.3%
Chevron Corp. (Û)	213,050	20,485
ConocoPhillips (Û)	388,188	33,442
Exxon Mobil Corp. (Û)	607,617	56,551
Hess Corp.	35,100	3,727
Marathon Oil Corp. (Û)	158,300	7,214
Murphy Oil Corp. (Û)	43,100	3,894

	Principal Amount ($) or Shares	Market Value $
Occidental Petroleum Corp. (Û)	92,214	7,673

		132,986

Materials and Processing - 6.6%
AK Steel Holding Corp. (Û)	21,970	1,379
Alcoa, Inc.	122,300	4,254
Archer-Daniels-Midland Co.	44,900	1,978
Ashland, Inc.	56,961	3,020
Avery Dennison Corp.	7,800	376
Bunge, Ltd. (Ñ)	7,428	847
Carpenter Technology Corp.	13,320	683
Celanese Corp. Class A	31,754	1,421
CF Industries Holdings, Inc.	11,547	1,544
Commercial Metals Co.	26,850	836
Crown Holdings, Inc. (Æ)	67,000	1,798
Cytec Industries, Inc.	470	28
Domtar Corp. (Æ)	92,800	554
Dow Chemical Co. (The) (Û)	128,700	5,167
Eastman Chemical Co.	16,700	1,227
EI Du Pont de Nemours & Co.	66,200	3,238
EMCOR Group, Inc. (Æ)	47,000	1,178
Energizer Holdings, Inc. (Æ)(Ñ)	16,316	1,290
Fluor Corp.	32,406	4,954
FMC Corp.	1,860	117
Freeport-McMoRan Copper & Gold, Inc. Class B	36,400	4,141
Granite Construction, Inc.	25,300	868
Harsco Corp.	25,500	1,513
International Paper Co.	144,600	3,784
Jacobs Engineering Group, Inc. (Æ)	40,600	3,505
KBR, Inc.	82,998	2,394
Lubrizol Corp.	2,298	134
McDermott International, Inc. (Æ)	29,060	1,557
Minerals Technologies, Inc.	3,675	249
Monsanto Co. (Û)	71,761	8,182
Mosaic Co. (The) (Æ)	52,891	6,480
Nucor Corp. (Û)	108,800	8,214
Olin Corp.	29,600	597
Owens-Illinois, Inc. (Æ)	71,809	3,960
Perini Corp. (Æ)	2,400	87
PPG Industries, Inc.	30,400	1,866
Precision Castparts Corp.	32,900	3,868
Reliance Steel & Aluminum Co.	19,990	1,215
Rohm & Haas Co.	58,900	3,148
RPM International, Inc.	1,300	29
Scotts Miracle-Gro Co. (The) Class A	6,650	220
Shaw Group, Inc. (The) (Æ)	550	27
Sherwin-Williams Co. (The) (Ñ)(Û)	71,400	3,950

28	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Smurfit-Stone Container Corp. (Æ)	106,400	578
Sonoco Products Co.	16,100	531
Southern Copper Corp. (Ñ)(Û)	32,014	3,674
Terra Industries, Inc. (Æ)(Ñ)	36,113	1,367
Timken Co.	21,500	777
URS Corp. (Æ)	42,100	1,698
Valspar Corp. (Ñ)	11,000	242
Worthington Industries, Inc. (Ñ)	21,394	385

		105,129

Miscellaneous - 2.8%
3M Co.	25,872	1,989
Berkshire Hathaway, Inc. Class A (Æ)	3	401
Brunswick Corp.	32,300	539
Carlisle Cos., Inc. (Ñ)	22,700	656
Eaton Corp.	59,100	5,191
Foster Wheeler, Ltd. (Æ)	88,800	5,656
General Electric Co. (Û)	695,061	22,728
Honeywell International, Inc.	13,837	822
ITT Corp.	32,400	2,074
SPX Corp.	23,834	2,932
Tyco International, Ltd. (Û)	29,800	1,394

		44,382

Other Energy - 6.8%
Anadarko Petroleum Corp. (Û)	115,510	7,688
Apache Corp. (Û)	139,007	18,721
Bill Barrett Corp. (Æ)(Ñ)	1,100	57
BJ Services Co.	58,500	1,654
Bois d’Arc Energy, Inc. (Æ)	12,100	289
Cabot Oil & Gas Corp.	4,840	276
Cameron International Corp. (Æ)	5,700	281
Chesapeake Energy Corp. (Ñ)(Û)	40,900	2,115
Cimarex Energy Co. (Ñ)	5,389	336
Complete Production Services, Inc.	20,500	554
Denbury Resources, Inc. (Æ)	850	26
Devon Energy Corp. (Û)	44,281	5,021
Dresser-Rand Group, Inc. (Æ)	3,878	142
Dynegy, Inc. Class A (Æ)	5,054	44
Exterran Holdings, Inc. (Æ)	3,320	222
FMC Technologies, Inc. (Æ)	55,780	3,748
Frontier Oil Corp.	41,700	1,036
Global Industries, Ltd. (Æ)	107,156	1,710
Halliburton Co. (Û)	175,918	8,076
Helmerich & Payne, Inc.	9,900	532
Holly Corp.	26,000	1,078
Massey Energy Co.	500	26
National Oilwell Varco, Inc. (Æ)(Ñ)	225,974	15,468

	Principal Amount ($) or Shares	Market Value $
Newfield Exploration Co. (Æ)	5,300	322
Noble Energy, Inc.	10,553	918
NRG Energy, Inc. (Æ)	50,163	2,205
Oceaneering International, Inc. (Æ)	2,120	142
Patterson-UTI Energy, Inc.	41,300	1,154
Pioneer Natural Resources Co. (Ñ)	17,427	1,006
Reliant Energy, Inc. (Æ)	198,173	5,101
SEACOR Holdings, Inc. (Æ)(Ñ)	7,398	630
St. Mary Land & Exploration Co.	24,000	1,049
Sunoco, Inc. (Û)	76,300	3,541
Superior Energy Services (Æ)	29,000	1,287
Tesoro Corp.	27,300	686
Transocean, Inc. (Æ)	12,400	1,829
Ultra Petroleum Corp. (Æ)	650	54
Unit Corp. (Æ)	15,400	978
Valero Energy Corp. (Û)	213,920	10,450
W&T Offshore, Inc. (Ñ)	34,770	1,422
Williams Cos., Inc.	184,200	6,539

		108,413

Producer Durables - 7.2%
AGCO Corp. (Æ)	43,153	2,595
Agilent Technologies, Inc. (Æ)	18,427	557
American Tower Corp. Class A (Æ)	34,700	1,507
Boeing Co. (Û)	285,236	24,205
Caterpillar, Inc. (Û)	82,689	6,770
Crane Co.	2,800	115
Cummins, Inc. (Û)	95,900	6,008
Donaldson Co., Inc. (Ñ)	11,300	492
DR Horton, Inc.	19,800	307
Emerson Electric Co.	16,815	879
Flowserve Corp.	20,370	2,528
Gardner Denver, Inc. (Æ)	16,600	771
Graco, Inc.	5,400	224
Herman Miller, Inc. (Ñ)	3,904	91
HNI Corp. (Ñ)	11,329	247
Hubbell, Inc. Class B (Ñ)	11,900	532
Ingersoll-Rand Co., Ltd. Class A (Ñ)	146,547	6,504
Joy Global, Inc.	18,581	1,380
Kennametal, Inc.	14,900	518
Lam Research Corp. (Æ)	24,150	986
Lexmark International, Inc. Class A (Æ)	24,900	781
Lockheed Martin Corp. (Û)	150,040	15,910
Mettler Toledo International, Inc. (Æ)	14,700	1,400
Molex, Inc.	46,400	1,317
Northrop Grumman Corp. (Û)	285,371	20,995
Parker Hannifin Corp. (Û)	46,000	3,673

Equity Q Fund	29

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Plantronics, Inc.	25,900	645
Raytheon Co.	49,190	3,147
Steelcase, Inc. Class A	33,200	368
Terex Corp. (Æ)	18,600	1,296
United Technologies Corp. (Û)	48,800	3,536
W.W. Grainger, Inc. (Ñ)	17,651	1,530
Xerox Corp.	312,600	4,367

		116,181

Technology - 13.5%
ADC Telecommunications, Inc. (Æ)	27,200	381
Adobe Systems, Inc. (Æ)	112,100	4,180
Adtran, Inc.	1,200	28
Advanced Micro Devices, Inc. (Æ)(Û)	75,300	449
Affiliated Computer Services, Inc. Class A (Æ)(Û)	29,200	1,547
Amdocs, Ltd. (Æ)	1,800	57
Analog Devices, Inc.	119,180	3,839
Apple, Inc. (Æ)	88,090	15,323
Applera Corp. - Applied Biosystems Group	36,563	1,167
Arrow Electronics, Inc. (Æ)	32,100	873
Autodesk, Inc. (Æ)(Û)	85,700	3,257
Avnet, Inc. (Æ)	191,494	5,015
Benchmark Electronics, Inc. (Æ)	21,000	373
BMC Software, Inc. (Æ)	15,200	528
Broadcom Corp. Class A (Æ)	115,000	2,985
CA, Inc.	11,124	246
CACI International, Inc. Class A (Æ)	8,900	446
Cisco Systems, Inc. (Æ)(Û)	161,834	4,149
Cognizant Technology Solutions Corp. Class A (Æ)	19,400	626
Computer Sciences Corp. (Æ)(Ñ)	96,953	4,226
Corning, Inc. (Û)	13,200	353
Dell, Inc. (Æ)	60,218	1,122
Electronic Data Systems Corp.	160,200	2,973
EMC Corp. (Æ)	77,833	1,199
First Solar, Inc. (Æ)	5,400	1,577
Garmin, Ltd. (Ñ)(Û)	26,671	1,091
General Dynamics Corp.	4,730	428
Harris Corp.	55,200	2,983
Hewlett-Packard Co. (Û)	257,716	11,945
Ingram Micro, Inc. Class A (Æ)	62,800	1,068
Intel Corp.	40,612	904
International Business Machines Corp. (Û)	100,410	12,120
Jabil Circuit, Inc.	119,600	1,301
JDS Uniphase Corp. (Æ)	37,300	534
Juniper Networks, Inc. (Æ)(Û)	248,966	6,876

	Principal Amount ($) or Shares	Market Value $
L-3 Communications Holdings, Inc. (Û)	34,600	3,856
LSI Corp. (Æ)	4,600	29
McAfee, Inc. (Æ)	33,700	1,121
MEMC Electronic Materials, Inc. (Æ)	8,122	511
Microsoft Corp. (Û)	1,033,172	29,466
Motorola, Inc. (Û)	364,300	3,628
National Instruments Corp.	21,700	638
National Semiconductor Corp.	7,632	156
Nvidia Corp.	145,066	2,981
Oracle Corp. (Æ)(Û)	1,040,700	21,699
Plexus Corp. (Æ)	23,700	571
QLogic Corp. (Æ)	6,800	109
Qualcomm, Inc.	144,500	6,241
Rockwell Automation, Inc.	50,159	2,720
SAIC, Inc. (Æ)	64,500	1,226
Salesforce.com, Inc. (Æ)	1,350	90
Sanmina-SCI Corp. (Æ)	255,900	397
Sapient Corp. (Æ)	21,400	152
Scansource, Inc. (Æ)	2,500	62
Seagate Technology	300,600	5,672
Seagate Technology, Inc. (Æ)	57,274	—
Silicon Laboratories, Inc. (Æ)	24,900	841
SRA International, Inc. Class A (Æ)	9,300	244
Sun Microsystems, Inc. (Æ)(Û)	211,550	3,313
Sybase, Inc. (Æ)	950	28
Symantec Corp. (Æ)(Û)	362,768	6,247
Synopsys, Inc. (Æ)	64,438	1,489
Tellabs, Inc. (Æ)	230,200	1,188
Teradata Corp. (Æ)	4,800	102
Texas Instruments, Inc. (Û)	709,076	20,677
Tyco Electronics, Ltd.	30,634	1,146
Unisys Corp. (Æ)	154,600	643
Vishay Intertechnology, Inc. (Æ)	50,100	473
Western Digital Corp. (Æ)	101,500	2,943

		216,828

Utilities - 6.0%
AES Corp. (The) (Æ)(Û)	81,900	1,422
American Electric Power Co., Inc. (Û)	34,000	1,517
AT&T, Inc. (Û)	435,097	16,843
Centerpoint Energy, Inc. (Ñ)	145,700	2,218
CenturyTel, Inc.	46,640	1,514
Comcast Corp. Class A	4,200	85
Constellation Energy Group, Inc.	56,300	4,766
Dominion Resources, Inc.	32,098	1,393
Duke Energy Corp.	349,286	6,395
Edison International (Û)	83,200	4,341
Embarq Corp.	140,565	5,843
Energy East Corp.	1,200	27

30	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Entergy Corp.	18,500	2,125
Exelon Corp.	320	27
FirstEnergy Corp. (Û)	73,353	5,548
FPL Group, Inc.	430	29
Hawaiian Electric Industries, Inc.	1,100	27
Mirant Corp. (Æ)(Ñ)	117,350	4,824
NSTAR	5,600	180
OGE Energy Corp.	800	26
Oneok, Inc.	6,721	323
PG&E Corp. (Ñ)	34,600	1,384
Pinnacle West Capital Corp.	36,400	1,235
Portland General Electric Co.	13,800	331
PPL Corp.	14,300	687
Public Service Enterprise Group, Inc. (Û)	424,982	18,661
Sierra Pacific Resources	74,500	1,016
Southern Union Co.	9,100	233
Sprint Nextel Corp. (Û)	708,109	5,658
TECO Energy, Inc.	1,900	30
Telephone & Data Systems, Inc.	13,700	525
Telephone & Data Systems, Inc. Class L (Ñ)	42	2
UGI Corp.	14,600	380
US Cellular Corp. (Æ)	800	44
Vectren Corp.	1,000	28
Verizon Communications, Inc.	153,477	5,906

		95,593

Total Common Stocks
(cost $1,624,686)		1,733,567

Short-Term Investments - 3.6%
Russell Investment Company Money Market Fund	52,093,900	52,094
United States Treasury Bills (ç)(ž)(§) 0.560% due 06/19/08	5,500	5,496

Total Short-Term Investments
(cost $57,590)		57,590

Other Securities – 3.8%
Russell Investment Company Money Market Fund (×)	13,111,930	13,112
State Street Securities Lending Quality Trust (×)	47,189,345	47,189

Total Other Securities
(cost $60,301)		60,301

Total Investments - 115.6%
(identified cost $1,742,577)		1,851,458

	Principal Amount ($) or Shares	Market Value $
Securities Sold Short - (11.9%)
Auto and Transportation - (0.3%)
AAR Corp. (Æ)	(20,200)	(473)
Expeditors International of Washington, Inc.	(63,100)	(2,940)
Gentex Corp.	(43,600)	(814)

		(4,227)

Consumer Discretionary - (2.4%)
Allied Waste Industries, Inc. (Æ)	(86,300)	(1,067)
Amazon.Com, Inc. (Æ)	(20,600)	(1,620)
American Greetings Corp. Class A	(16,500)	(295)
Bed Bath & Beyond, Inc. (Æ)	(55,000)	(1,788)
Cheesecake Factory (The) (Æ)	(2,100)	(48)
Dick’s Sporting Goods, Inc. (Æ)	(36,900)	(1,055)
DynCorp International, Inc. Class A (Æ)	(15,000)	(269)
Electronic Arts, Inc. Series C (Æ)	(94,200)	(4,848)
Geo Group, Inc. (The) (Æ)	(4,500)	(119)
International Flavors & Fragrances, Inc.	(20,600)	(940)
Lamar Advertising Co. Class A (Æ)	(23,000)	(909)
Las Vegas Sands Corp. (Æ)	(63,900)	(4,870)
Liberty Media Corp. - Capital Series A (Æ)	(30,900)	(475)
Live Nation, Inc. (Æ)	(34,100)	(470)
MGM Mirage (Æ)	(63,500)	(3,248)
Nordstrom, Inc.	(102,300)	(3,607)
Scientific Games Corp. Class A (Æ)	(45,600)	(1,284)
Service Corp. International	(129,700)	(1,441)
Target Corp.	(7,200)	(383)
Toro Co.	(14,200)	(602)
Urban Outfitters, Inc. (Æ)	(37,600)	(1,288)
VeriSign, Inc. (Æ)	(76,900)	(2,772)
Wynn Resorts, Ltd.	(31,300)	(3,297)

		(36,695)

Consumer Staples - (0.5%)
Brown-Forman Corp.	(46,200)	(3,143)
Hershey Co. (The)	(81,500)	(3,046)
Reynolds American, Inc.	(14,300)	(770)
Universal Corp.	(11,900)	(764)

		(7,723)

Financial Services - (1.8%)
Citigroup, Inc.	(151,600)	(3,831)
DST Systems, Inc. (Æ)	(3,700)	(221)
Federal National Mortgage Association	(113,800)	(3,221)

Equity Q Fund	31

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fidelity National Financial, Inc. Class A	(70,900)	(1,134)
First American Corp.	(43,500)	(1,427)
Freddie Mac	(111,400)	(2,775)
Loews Corp.	(3,500)	(147)
Merrill Lynch & Co., Inc.	(87,300)	(4,350)
New York Community Bancorp, Inc.	(41,500)	(775)
Plum Creek Timber Co., Inc. (ö)	(20,600)	(841)
PMI Group, Inc. (The)	(110,400)	(622)
Raymond James Financial, Inc.	(78,600)	(2,261)
SLM Corp. (Æ)	(161,000)	(2,983)
Sotheby’s Class A	(11,400)	(316)
Unitrin, Inc.	(14,600)	(554)
Washington Mutual, Inc.	(265,900)	(3,268)
Wright Express Corp. (Æ)(Û)	(4,900)	(162)

		(28,888)

Health Care - (1.8%)
Alexion Pharmaceuticals, Inc. (Æ)	(10,100)	(711)
Alpharma, Inc. Class A (Æ)	(8,100)	(199)
American Medical Systems Holdings, Inc. (Æ)	(12,200)	(172)
Amylin Pharmaceuticals, Inc. (Æ)	(26,300)	(725)
Auxilium Pharmaceuticals, Inc. (Æ)	(28,200)	(867)
BioMarin Pharmaceutical, Inc. (Æ)	(2,500)	(91)
Celgene Corp. (Æ)	(59,100)	(3,672)
Cephalon, Inc. (Æ)	(14,600)	(911)
Cepheid, Inc. (Æ)	(24,900)	(487)
Cerner Corp. (Æ)	(23,200)	(1,073)
Chattem, Inc. (Æ)	(1,500)	(105)
Cooper Cos., Inc. (The)	(50,900)	(1,782)
Coventry Health Care, Inc. (Æ)	(30,600)	(1,369)
Genentech, Inc. (Æ)	(12,300)	(839)
Human Genome Sciences, Inc. (Æ)	(82,400)	(540)
Humana, Inc. (Æ)	(40,400)	(1,931)
ImClone Systems, Inc. (Æ)	(14,600)	(681)
Incyte Corp. (Æ)	(26,900)	(292)
Medarex, Inc. (Æ)	(57,600)	(413)
Millipore Corp. (Æ)	(25,700)	(1,802)
Myriad Genetics, Inc. (Æ)	(25,100)	(1,043)
Onyx Pharmaceuticals, Inc. (Æ)	(7,900)	(278)
Quest Diagnostics, Inc.	(62,400)	(3,131)
Savient Pharmaceuticals, Inc. (Æ)	(49,500)	(1,081)
Stryker Corp.	(24,400)	(1,582)
Sunrise Senior Living, Inc. (Æ)	(38,400)	(824)
United Therapeutics Corp. (Æ)	(9,800)	(828)
Vertex Pharmaceuticals, Inc. (Æ)	(47,000)	(1,199)
XenoPort, Inc. (Æ)	(3,900)	(167)

		(28,795)

	Principal Amount ($) or Shares	Market Value $
Materials and Processing - (0.8%)
Compass Minerals International, Inc.	(16,600)	(1,046)
Hecla Mining Co. (Æ)	(28,400)	(291)
Jacobs Engineering Group, Inc. (Æ)	(37,000)	(3,194)
Mosaic Co. (The) (Æ)	(28,000)	(3,430)
Quanta Services, Inc. (Æ)	(45,200)	(1,200)
Rohm & Haas Co.	(12,200)	(652)
RTI International Metals, Inc. (Æ)	(18,400)	(758)
Sigma-Aldrich Corp.	(52,600)	(2,999)

		(13,570)

Miscellaneous - (0.3%)
Fortune Brands, Inc.	(43,600)	(2,948)
Foster Wheeler, Ltd. (Æ)	(26,000)	(1,656)

		(4,604)

Other Energy - (1.9%)
Arch Coal, Inc.	(19,900)	(1,141)
Chesapeake Energy Corp.	(13,500)	(698)
Diamond Offshore Drilling, Inc.	(11,400)	(1,430)
EOG Resources, Inc.	(19,800)	(2,584)
Equitable Resources, Inc.	(75,400)	(5,004)
Halliburton Co.	(1,700)	(78)
NRG Energy, Inc. (Æ)	(23,700)	(1,042)
Parallel Petroleum Corp. (Æ)	(27,800)	(589)
Peabody Energy Corp.	(65,200)	(3,986)
Range Resources Corp.	(66,200)	(4,394)
Schlumberger, Ltd.	(41,900)	(4,213)
Smith International, Inc.	(15,900)	(1,217)
Southwestern Energy Co. (Æ)	(34,800)	(1,472)
XTO Energy, Inc.	(52,900)	(3,272)

		(31,120)

Producer Durables - (0.7%)
American Tower Corp. Class A (Æ)	(29,300)	(1,272)
Briggs & Stratton Corp.	(6,500)	(99)
Danaher Corp.	(42,200)	(3,291)
Dionex Corp. (Æ)	(15,700)	(1,228)
ESCO Technologies, Inc. (Æ)	(2,900)	(135)
InterDigital, Inc. (Æ)	(32,500)	(659)
Lindsay Corp.	(6,400)	(666)
Pitney Bowes, Inc.	(42,500)	(1,535)
SBA Communications Corp. Class A (Æ)	(29,000)	(938)
Waters Corp. (Æ)	(32,600)	(2,004)

		(11,827)

32	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - (0.7%)
ACI Worldwide, Inc. (Æ)	(14,900)	(329)
Akamai Technologies, Inc. (Æ)	(37,800)	(1,352)
Cognizant Technology Solutions Corp. Class A (Æ)	(52,300)	(1,687)
Compuware Corp. (Æ)	(94,400)	(712)
Concur Technologies, Inc. (Æ)	(7,300)	(242)
First Solar, Inc. (Æ)	(6,400)	(1,869)
Lawson Software, Inc. (Æ)	(6,200)	(50)
Microsemi Corp. (Æ)	(29,600)	(725)
Omniture, Inc. (Æ)	(22,900)	(523)
QUALCOMM, Inc.	(9,400)	(406)
Salesforce.com, Inc. (Æ)	(49,200)	(3,283)

		(11,178)

Utilities - (0.7%)
Cablevision Systems Corp. Class A (Æ)	(98,300)	(2,261)
Consolidated Edison, Inc.	(45,000)	(1,872)
DPL, Inc.	(65,400)	(1,820)
Mirant Corp. (Æ)	(15,900)	(654)
NII Holdings, Inc. (Æ)	(52,100)	(2,383)
Southern Co.	(49,800)	(1,854)
Vectren Corp.	(29,000)	(820)

		(11,664)

Total Securities Sold Short
(proceeds $187,261)		(190,291)

Other Assets and Liabilities, Net - (3.7%)		(59,685)

Net Assets - 100.0%		1,601,482

See accompanying notes which are an integral part of the financial statements.

Equity Q Fund	33

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index expiration date 06/08 (20)	USD	7,566	459
Russell 1000 Mini Index expiration date 06/08 (10)	USD	757	31
S&P 500 E-Mini Index (CME) expiration date 06/08 (179)	USD	12,405	587
S&P 500 Index (CME) expiration date 06/08 (48)	USD	16,632	522
S&P Midcap 400 E-Mini Index (CME) expiration date 06/08 (240)	USD	20,162	1,432

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			3,031

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Auto and Transportation	2.0
Consumer Discretionary	15.8
Consumer Staples	7.3
Financial Services	19.0
Health Care	12.9
Integrated Oils	8.3
Materials and Processing	6.6
Miscellaneous	2.8
Other Energy	6.8
Producer Durables	7.2
Technology	13.5
Utilities	6.0
Short-Term Investments	3.6
Other Securities	3.8

Total Investments	115.6
Securities Sold Short	(11.9)
Other Assets and Liabilities, Net	(3.7)

100.0

Futures Contracts	0.2

See accompanying notes which are an integral part of the financial statements.

34	Equity Q Fund

Russell Investment Company

International Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$890.60	$1,019.10
Expenses Paid During Period*	$5.45	$5.82

*	Expenses are equal to the Fund’s annualized expense ratio of 1.16% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$891.40	$1,020.34
Expenses Paid During Period*	$4.28	$4.57

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$891.90	$1,020.54
Expenses Paid During Period*	$4.09	$4.37

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

International Fund	35

Russell Investment Company

International Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.4%
Australia - 3.5%
Adelaide Brighton, Ltd. (Ñ)	10,435	34
AGL Energy, Ltd. (Ñ)	6,856	81
Amcor, Ltd.	485,408	3,084
AMP, Ltd.	139,809	1,028
Ansell, Ltd. - GDR	44,753	486
Asciano Group (Ñ)	3,116	12
ASX, Ltd. (Ñ)	2,508	84
Austereo Group, Ltd.	1,319	2
Australand Property Group (ö)(Ñ)	13,884	22
Australia & New Zealand Banking Group, Ltd.	23,888	491
AXA Asia Pacific Holdings, Ltd.	25,715	143
Babcock & Brown, Ltd. (Ñ)	1,196	16
BHP Billiton, Ltd. (Ñ)	71,304	2,872
BlueScope Steel, Ltd.	46,768	486
Boart Longyear Group	6,741	12
Caltex Australia, Ltd.	13,427	152
CFS Retail Property Trust (ö)(Ñ)	14,161	30
Challenger Financial Services Group, Ltd. (Ñ)	148,532	289
Coca-Cola Amatil, Ltd.	544	4
Commonwealth Bank of Australia	21,406	901
Consolidated Media Holdings, Ltd.	28,477	97
Crown, Ltd.	4,572	47
CSL, Ltd.	329,598	12,333
CSR, Ltd.	2,020	6
David Jones, Ltd. (Ñ)	19,286	63
DB RREEF Trust (ö)	65,896	109
Fortescue Metals Group, Ltd. (Æ)	16,273	113
Foster’s Group, Ltd.	1,099,869	5,263
Futuris Corp., Ltd.	13,391	27
Goodman Fielder, Ltd. (Ñ)	64,388	108
Goodman Group (ö)(Ñ)	17,546	74
GPT Group (ö)	34,415	109
Harvey Norman Holdings, Ltd.	33,839	115
Incitec Pivot, Ltd.	14,968	2,297
ING Industrial Fund (ö)(Ñ)	3,078	6
Leighton Holdings, Ltd. - ADR (Ñ)	3,782	167
Lend Lease Corp., Ltd.	8,919	104
Lion Nathan, Ltd.	14,728	116
Macquarie Airports	419,656	1,237
Macquarie Group, Ltd. (Ñ)	34,900	2,071
Macquarie Infrastructure Group (Ñ)	44,396	118
Macquarie Office Trust (ö)(Ñ)	24,364	24
Minara Resources, Ltd.	9,416	51
Mirvac Group (ö)	18,765	74
National Australia Bank, Ltd.	320,684	9,082

	Principal Amount ($) or Shares	Market Value $
Newcrest Mining, Ltd.	13,929	379
Orica, Ltd.	5,141	141
Origin Energy, Ltd.	823	11
Pacific Brands, Ltd.	73,984	138
PaperlinX, Ltd. (Ñ)	58,662	140
Qantas Airways, Ltd.	156,068	499
QBE Insurance Group, Ltd.	40,434	963
Rio Tinto, Ltd. (Ñ)	39,930	5,125
Santos, Ltd.	34,512	519
Sons of Gwalia, Ltd. (Æ)(Ñ)(ß)	22,400	—
SP AusNet	16,843	20
Stockland (ö)	27,400	186
Suncorp-Metway, Ltd.	47,063	603
TABCORP Holdings, Ltd. (Ñ)	1,745	19
Telstra Corp., Ltd.	14,465	40
Telstra Corp., Ltd. (Ñ)	1,937,481	8,314
Toll Holdings, Ltd.	14,977	112
Wesfarmers, Ltd. (Ñ)	84,361	2,961
Wesfarmers, Ltd.	2,345	84
Westfield Group (ö)(Ñ)	33,009	565
Westpac Banking Corp.	25,656	590
Woodside Petroleum, Ltd.	7,697	407
Woolworths, Ltd.	28,798	777
Zinifex, Ltd.	125,653	1,191

		67,824

Austria - 0.4%
Erste Bank der Oesterreichischen Sparkassen AG (Ñ)	58,236	4,336
Raiffeisen International Bank Holding AG	8,710	1,415
Voestalpine AG	29,400	2,260

		8,011

Belgium - 1.0%
Colruyt SA	697	176
D’ieteren SA	128	40
Delhaize Group	3,227	279
Fortis (Æ)	88,920	1
Fortis (Ñ)	413,706	11,235
Hansen Transmissions International NV (Æ)	393,936	1,718
InBev NV (Ñ)	19,591	1,614
KBC Groep NV (Ñ)	7,131	962
Nationale A Portefeuille (Æ)(Ñ)	836	66
Solvay SA (Ñ)	19,434	2,863
Umicore	3,472	186

		19,140

36	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bermuda - 1.0%
Aquarius Platinum, Ltd.	124,813	1,975
Benfield Group, Ltd. (Ñ)	413,235	2,167
Bunge, Ltd. (Ñ)	30,600	3,491
Catlin Group, Ltd.	27,290	211
China Grand Forestry Resources Group, Ltd. (Æ)	108,553	13
Credicorp, Ltd.	15,000	1,205
Esprit Holdings, Ltd.	175,161	2,159
Giordano International, Ltd.	61,579	27
Jardine Matheson Holdings, Ltd.	85,987	2,647
Li & Fung, Ltd.	372,200	1,531
Midland Holdings, Ltd.	47,333	49
Noble Group, Ltd.	20,000	33
Orient Overseas International, Ltd.	14,400	79
Seadrill, Ltd. (Ñ)	86,000	2,601
Shangri-La Asia, Ltd.	616,000	1,702
Vostok Gas, Ltd.	2,090	166
VTech Holdings, Ltd.	18,975	104

		20,160

Brazil - 1.4%
All America Latina Logistica SA (Æ)	75,706	988
Banco do Brasil SA	43,800	761
Bovespa Holding SA - ADR	342,100	5,125
Cia Vale do Rio Doce - ADR (Æ)	73,200	2,861
Gafisa SA	88,878	1,951
Gerdau SA - ADR (Ñ)	30,800	1,193
Petroleo Brasileiro SA - ADR	80,043	9,719
Redecard SA	39,200	764
Unibanco - Uniao de Bancos Brasileiros SA - GDR (Æ)(Ñ)	26,983	3,924

		27,286

Canada - 3.0%
Agrium, Inc. (Ñ)	52,600	4,136
Barrick Gold Corp.	34,700	1,340
Bombardier, Inc. (Æ)	68,889	451
Cameco Corp.	35,500	1,242
Canadian Imperial Bank of Commerce (Ñ)	20,800	1,532
Canadian National Railway Co.	41,720	2,186
Canadian Natural Resources, Ltd.	51,900	4,409
EnCana Corp.	71,000	5,728
Fairfax Financial Holdings, Ltd.	800	242
Gammon Gold, Inc. (Ñ)	105,111	803
Gerdau Ameristeel Corp. (Ñ)	56,700	884
HudBay Minerals, Inc. (Æ)	35,500	670

	Principal Amount ($) or Shares	Market Value $
Inmet Mining Corp. (Ñ)	6,800	558
Methanex Corp. (Ñ)	37,897	884
Petro-Canada	38,300	1,919
Potash Corp. of Saskatchewan	61,606	11,334
Precision Drilling Trust	74,400	1,862
Research In Motion, Ltd. (Æ)	90,416	10,997
Rogers Communications, Inc. Class B (Ñ)	124,699	5,548
Teck Cominco, Ltd. Class B (Ñ)	32,568	1,417
Teck Cominco, Ltd. Class B	16,400	716

		58,858

Cayman Islands - 0.4%
Hidili Industry International Development, Ltd. (Æ)	687,000	1,050
Hutchison Telecommunications International, Ltd.	21,630	30
Kingboard Chemical Holdings, Ltd.	27,500	131
LDK Solar Co., Ltd. - ADR (Æ)(Ñ)	54,200	1,720
Melco PBL Entertainment Macau, Ltd. - ADR (Æ)(Ñ)	53,500	706
Tencent Holdings, Ltd. (Ñ)	5,800	39
Transocean, Inc. (Æ)(Ñ)	27,300	4,026

		7,702

China - 0.3%
China Communications Construction Co., Ltd. Class H (Ñ)	325,000	774
China Merchants Bank Co., Ltd. (Ñ)	1,063,000	4,447
China Petroleum & Chemical Corp. Class H	1,250,000	1,342

		6,563

Cyprus - 0.1%
Bank of Cyprus Public Co., Ltd.	103,400	1,428

Czech Republic - 0.1%
Komercni Banka AS	5,745	1,411

Denmark - 0.8%
Carlsberg A/S Class B (Ñ)	3,150	420
East Asiatic Co., Ltd. A/S	1,300	116
FLSmidth & Co. A/S (Ñ)	5,800	612
Novo Nordisk A/S Class B	57,475	3,953
Vestas Wind Systems A/S (Æ)	102,481	11,206

		16,307

International Fund	37

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Egypt - 0.3%
Orascom Construction Industries - GDR	8,187	1,318
Orascom Telecom Holding SAE - GDR	48,500	3,619

		4,937

Finland - 1.2%
Fortum OYJ	59,810	2,529
Kesko OYJ Class B (Æ)(Ñ)	4,997	189
Nokia OYJ	498,079	14,993
OKO Bank PLC Class A (Ñ)	4,006	80
Orion OYJ Class B	4,736	100
Outotec OYJ	11,817	740
Stora Enso OYJ Class R (Ñ)	110,500	1,369
UPM-Kymmene OYJ	159,081	3,058

		23,058

France - 10.8%
Accor SA (Ñ)	24,356	2,009
Air France-KLM	14,800	460
Air Liquide (Ñ)	25,627	3,843
Alcatel-Lucent - ADR (Ñ)	277,500	1,851
Alstom	48,377	11,215
Arkema (Æ)	17,055	985
AXA SA (Ñ)	274,871	10,189
BNP Paribas	102,176	11,008
Bouygues (Ñ)	605	45
Carrefour SA (Ñ)	150,256	10,538
Casino Guichard Perrachon SA	888	112
Christian Dior SA	4,576	526
Cie de Saint-Gobain	61,673	4,963
Cie Generale de Geophysique-Veritas (Æ)(Ñ)	11,387	2,863
CNP Assurances (Æ)(Ñ)	6,154	729
Compagnie Generale des Etablissements Michelin Class B	16,200	1,473
Credit Agricole SA (Ñ)	107,912	3,633
Electricite de France (Ñ)	8,275	863
Eramet	308	274
France Telecom SA (Ñ)	215,178	6,758
Gaz de France SA (Ñ)	116,374	7,678
Groupe Danone (Ñ)	19,542	1,731
JC Decaux SA (Ñ)	73,426	2,105
L’Oreal SA (Ñ)	24,115	2,862
Lafarge SA	1,276	230
Lagardere SCA (Ñ)	26,200	1,885
Legrand SA	89,950	2,690

	Principal Amount ($) or Shares	Market Value $
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	75,894	8,672
Neuf Cegetel (Ñ)	4,598	257
NicOx SA (Ñ)	2,904	68
Pernod-Ricard SA (Ñ)	30,172	3,479
PPR (Ñ)	13,621	1,780
Rallye SA	1,227	93
Renault SA (Ñ)	84,414	8,671
Sanofi-Aventis SA (Ñ)	90,648	6,982
Schneider Electric SA (Ñ)	49,517	6,057
SEB SA	785	143
Societe BIC SA (Ñ)	2,211	113
Societe Generale (Ñ)	107,230	12,507
Societe Generale (Æ)(Ñ)	15,068	1,718
Societe Television Francaise 1 (Ñ)	15,488	327
Suez SA	27,332	—
Suez SA (Ñ)	105,505	7,435
Teleperformance - GDR	1,748	72
Thales SA (Ñ)	18,971	1,242
Total SA	408,148	34,292
Total SA - ADR	20,100	1,688
UBISOFT Entertainment (Æ)	7,166	716
Unibail-Rodamco (ö)	356	92
Vallourec	10,255	2,797
Veolia Environnement (Ñ)	114,737	8,274
Vivendi (Ñ)	240,971	9,787

		210,780

Germany - 7.4%
Allianz SE (Ñ)	63,060	12,826
Altana AG (Ñ)	11,509	239
Arcandor AG (Æ)(Ñ)	270,356	5,064
Arques Industries AG	9,004	120
BASF SE (Æ)(Ñ)	62,862	8,967
Bayer AG (Æ)(Ñ)	62,485	5,327
Bayerische Motoren Werke AG (Ñ)	41,970	2,302
Beiersdorf AG (Ñ)	5,646	481
Commerzbank AG (Ñ)	105,051	3,797
Continental AG (Ñ)	55,327	6,493
Daimler AG (Ñ)	55,986	4,343
Deutsche Bank AG (Ñ)	36,755	4,401
Deutsche Boerse AG (Ñ)	28,450	4,161
Deutsche Lufthansa AG (Ñ)	112,300	2,948
Deutsche Telekom AG (Ñ)	578,094	10,381
E.ON AG (Ñ)	73,685	14,986
Epcos AG	11,372	174
Freenet AG	15,191	256
GEA Group AG (Æ)	44,467	1,642

38	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Gildemeister AG	5,563	163
Infineon Technologies AG (Æ)	214,800	2,005
K+S AG	11,760	4,922
Krones AG	1,007	86
KUKA AG (Ñ)	6,767	249
Lanxess AG	28,605	1,112
Linde AG (Ñ)	40,000	5,862
MAN AG (Ñ)	1,820	253
Merck KGAA (Ñ)	43,333	6,162
Metro AG (Ñ)	52,929	4,188
Muenchener Rueckversicherungs AG (Ñ)	23,229	4,492
RWE AG (Ñ)	112,533	12,944
Salzgitter AG	6,424	1,312
Siemens AG	25,987	3,064
Solarworld AG	33,806	1,812
Stada Arzneimittel AG	5,945	403
Suedzucker AG (Ñ)	32,897	749
Symrise AG	61,606	1,530
ThyssenKrupp AG	2,619	163
Tognum AG (Æ)	9,384	270
United Internet AG (Ñ)	58,490	1,250
Volkswagen AG (Ñ)	3,263	963
Vossloh AG	2,436	353
Wacker Chemie AG (Ñ)	4,352	1,072
Wincor Nixdorf AG	549	42

		144,329

Greece - 0.3%
Coca Cola Hellenic Bottling Co. SA	29,716	1,337
National Bank of Greece SA	76,336	4,232

		5,569

Hong Kong - 1.6%
Bank of East Asia, Ltd.	7,400	42
BOC Hong Kong Holdings, Ltd.	124,000	321
Cheung Kong Holdings, Ltd.	113,900	1,782
China Merchants Holdings International Co., Ltd.	167,800	856
China Mobile, Ltd.	581,500	10,034
China Netcom Group Corp. Hong Kong, Ltd.	244,000	737
CLP Holdings, Ltd. (Ñ)	8,500	67
CNOOC, Ltd.	1,440,450	2,555
Fosun International (Æ)	37,000	30
Hang Lung Group, Ltd.	40,625	219
Hang Lung Properties, Ltd. - ADR	22,116	90
Hang Seng Bank, Ltd. (Ñ)	8,300	167

	Principal Amount ($) or Shares	Market Value $
Henderson Land Development Co., Ltd.	18,000	138
Hong Kong & China Gas Co.	55,173	161
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	44,677	914
HongKong Electric Holdings	547,500	3,447
Hopewell Holdings	46,000	201
Hutchison Whampoa, Ltd.	32,000	313
Hysan Development Co., Ltd.	24,000	70
Industrial and Commercial Bank of China Asia, Ltd.	28,857	78
Link REIT (The) (ö)(Ñ)	32,000	77
Minmetals Resources, Ltd.	80,000	31
MTR Corp. (Ñ)	21,000	75
New World Development, Ltd.	1,021,000	2,638
PCCW, Ltd.	31,000	20
Sun Hung Kai Properties, Ltd.	71,000	1,236
Swire Pacific, Ltd.	21,821	255
Television Broadcasts, Ltd.	14,667	84
Wharf Holdings, Ltd.	795,353	4,012
Wheelock & Co., Ltd.	68,000	213
Wing Hang Bank, Ltd.	3,500	47
Wing Lung Bank, Ltd.	2,318	42

		30,952

India - 0.3%
ICICI Bank, Ltd. - ADR	64,772	2,889
Infosys Technologies, Ltd.	33,400	1,443
Satyam Computer Services, Ltd.	40,470	481
Satyam Computer Services, Ltd. - ADR (Ñ)	20,250	520
Sterlite Industries India, Ltd. - ADR (Æ)(Ñ)	26,700	555

		5,888

Indonesia - 0.1%
Bumi Resources Tbk PT	3,366,100	2,416

Ireland - 0.3%
Anglo Irish Bank Corp. PLC (Ñ)	70,405	959
Dragon Oil PLC	98,728	974
Elan Corp. PLC - ADR (Æ)(Ñ)	80,900	2,127
Ryanair Holdings PLC - ADR (Æ)(Ñ)	73,097	1,982

		6,042

Israel - 0.5%
Check Point Software Technologies (Æ)	75,800	1,790

International Fund	39

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Teva Pharmaceutical Industries, Ltd. - ADR	185,632	8,684

		10,474

Italy - 3.1%
A2A SpA	37,441	138
Alleanza Assicurazioni SpA	211,124	2,759
Ansaldo STS SpA	151,493	2,351
Arnoldo Mondadori Editore SpA (Ñ)	238,394	2,073
Assicurazioni Generali SpA	8,234	365
Buzzi Unicem SpA	23,096	588
Danieli & Co. SpA	2,076	49
Enel SpA	307,311	3,338
ENI SpA	381,808	14,720
Fiat SpA (Ñ)	23,222	517
Finmeccanica SpA	4,607	160
Fondiaria-Sai SpA (Ñ)	47,937	1,924
Impregilo SpA (Æ)(Ñ)	80,475	486
Indesit Co. SpA	13,616	164
Intesa Sanpaolo SpA (Ñ)	1,442,569	10,791
Mediaset SpA	453,377	4,122
Milano Assicurazioni SPA (Ñ)	55,459	359
Parmalat Finanziaria SpA (Ñ)(ß)	46,200	—
Prysmian SpA	16,294	386
Telecom Italia SpA	1,984,179	3,256
Terna Rete Elettrica Nazionale SpA (Ñ)	36,769	162
UniCredit SpA (Ñ)	1,544,271	11,653
Unione di Banche Italiane SCPA	2,679	71

		60,432

Japan - 15.7%
77 Bank, Ltd. (The)	41,000	245
Aeon Credit Service Co., Ltd. (Ñ)	83,000	1,335
Alfresa Holdings Corp. (Ñ)	3,100	218
Alpine Electronics, Inc.	12,300	141
Alps Electric Co., Ltd.	32,900	308
Amada Co., Ltd.	9,000	75
Aoyama Trading Co., Ltd.	4,400	100
Asahi Kasei Corp. (Ñ)	85,000	484
Astellas Pharma, Inc.	112,400	4,617
Autobacs Seven Co., Ltd. (Ñ)	2,500	65
Bank of Yokohama, Ltd. (The)	192,834	1,405
Bosch Corp. (Ñ)	73,000	422
Bridgestone Corp.	83,900	1,546
Brother Industries, Ltd. (Ñ)	11,500	149
Calsonic Kansei Corp.	19,000	82
Canon Marketing Japan, Inc. (Ñ)	5,900	116

	Principal Amount ($) or Shares	Market Value $
Canon, Inc.	423,450	21,203
Capcom Co., Ltd. - GDR (Ñ)	3,300	100
Central Glass Co., Ltd.	40,000	152
Chuo Mitsui Trust Holdings, Inc.	42,000	297
Circle K Sunkus Co., Ltd. (Ñ)	4,700	71
COMSYS Holdings Corp.	69,000	625
Dai Nippon Printing Co., Ltd.	16,000	246
Daiichi Sankyo Co., Ltd.	1,400	39
Daikin Industries, Ltd. (Ñ)	38,800	1,948
Daishi Bank, Ltd. (The)	30,000	129
Daiwa Securities Group, Inc.	258,910	2,592
Denki Kagaku Kogyo K K	110,000	409
Duskin Co., Ltd.	4,400	75
Eisai Co., Ltd.	3,800	135
Exedy Corp.	5,400	150
Ezaki Glico Co., Ltd. (Ñ)	3,000	33
FamilyMart Co., Ltd.	19,200	672
Fanuc, Ltd.	27,800	2,944
FCC Co., Ltd.	3,400	46
Fuji Fire & Marine Insurance Co., Ltd. (The)	58,000	189
Fuji Television Network, Inc.	1,250	2,051
FUJIFILM Holdings Corp.	11,400	440
Fujitsu, Ltd.	470,000	3,024
Funai Electric Co., Ltd.	4,900	184
Glory, Ltd.	11,000	249
H2O Retailing Corp. (Ñ)	34,000	247
Hachijuni Bank, Ltd. (The)	40,000	265
Haseko Corp.	66,000	96
Heiwado Co., Ltd. (Ñ)	2,300	37
Higo Bank, Ltd. (The)	20,000	126
Hino Motors, Ltd.	58,000	367
Hirose Electric Co., Ltd. (Ñ)	14,400	1,715
Hitachi Construction Machinery Co., Ltd.	32,627	1,021
Hitachi Kokusai Electric, Inc. (Ñ)	25,000	238
Hitachi, Ltd.	221,000	1,502
Hokkaido Electric Power Co., Inc.	7,400	155
Hokkoku Bank, Ltd. (The)	7,000	30
Honda Motor Co., Ltd.	93,100	2,966
Hosiden Corp. (Ñ)	35,200	710
Hoya Corp. (Ñ)	107,600	2,994
Hyakujushi Bank, Ltd. (The)	9,000	54
Inpex Holdings, Inc.	496	5,531
Isetan Mitsukoshi Holdings, Ltd. (Æ)(Ñ)	4,500	47
Itochu Corp.	64,000	674
Itoham Foods, Inc. (Ñ)	13,000	74
Iyo Bank, Ltd. (The)	16,000	183

40	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Japan Aviation Electronics Industry, Ltd.	13,000	112
Japan Tobacco, Inc.	526	2,552
JFE Holdings, Inc.	94,000	5,126
JFE Shoji Holdings, Inc.	65,000	501
JGC Corp.	36,000	672
Joyo Bank, Ltd. (The) (Ñ)	589,930	3,379
JTEKT Corp.	13,300	237
Juki Corp.	34,000	127
Kagoshima Bank, Ltd. (The)	33,000	264
Kansai Electric Power Co., Inc. (The)	2,100	50
Kanto Auto Works, Ltd.	2,900	39
Kao Corp.	517,300	14,012
Kawasaki Kisen Kaisha, Ltd. (Ñ)	13,000	131
Kayaba Industry Co., Ltd.	28,000	133
KDDI Corp.	520	3,348
Keihin Corp. (Ñ)	17,400	270
Keiyo Bank, Ltd. (The)	47,000	333
Keyence Corp. (Æ)	4,559	1,167
Kintetsu World Express, Inc. (Ñ)	5,900	146
Kobe Steel, Ltd.	144,000	434
Komatsu, Ltd. (Ñ)	171,600	5,245
Komori Corp.	4,900	97
Kose Corp.	135,410	2,944
Kureha Corp.	12,000	75
Kyocera Corp. (Ñ)	2,800	257
Kyoei Steel, Ltd. (Ñ)	2,100	47
Kyowa Hakko Kogyo Co., Ltd.	5,553	50
Kyushu Electric Power Co., Inc.	59,400	1,351
Lawson, Inc. (Ñ)	8,900	384
Leopalace21 Corp. (Ñ)	4,600	82
Makino Milling Machine Co., Ltd.	9,000	66
Makita Corp.	4,500	154
Marubeni Corp.	436,000	3,453
Matsushita Electric Industrial Co., Ltd. (Ñ)	40,000	938
Matsushita Electric Works, Ltd. (Ñ)	74,000	820
Mazda Motor Corp. (Ñ)	35,000	153
Meiji Dairies Corp. (Ñ)	46,000	283
MID Reit, Inc. Class A (ö)(Ñ)	397	1,439
Millea Holdings, Inc.	144,800	6,110
Mitsubishi Chemical Holdings Corp.	208,500	1,392
Mitsubishi Corp.	234,300	7,582
Mitsubishi Electric Corp.	28,000	288
Mitsubishi Estate Co., Ltd. (Ñ)	17,000	490
Mitsubishi Materials Corp.	43,000	203
Mitsubishi UFJ Financial Group, Inc.	662,000	7,279
Mitsui & Co., Ltd.	268,000	6,246
Mitsui Chemicals, Inc.	285,000	1,747

	Principal Amount ($) or Shares	Market Value $
Mitsui Engineering & Shipbuilding Co., Ltd. (Ñ)	16,000	52
Mitsui Fudosan Co., Ltd.	96,000	2,399
Mitsui Mining & Smelting Co., Ltd.	99,000	337
Mitsui OSK Lines, Ltd.	253,000	3,458
Mitsui Sumitomo Insurance Group Holdings, Inc. (Æ)	113,967	4,537
Mitsui-Soko Co., Ltd. (Ñ)	259,750	1,306
Mizuho Financial Group, Inc. (Ñ)	873	4,538
Musashino Bank, Ltd. (The)	4,500	196
Namco Bandai Holdings, Inc.	81,900	1,020
NEC Corp. (Ñ)	94,000	449
NEC Electronics Corp. (Æ)(Ñ)	8,300	170
New City Residence Investment Corp. Class A (ö)	212	530
Nichirei Corp.	69,000	327
Nifco, Inc.	2,500	54
Nintendo Co., Ltd.	21,100	11,694
Nippon Commercial Investment Corp. (ö)	427	1,709
Nippon Electric Glass Co., Ltd.	79,200	1,224
Nippon Express Co., Ltd.	132,000	732
Nippon Kayaku Co., Ltd.	35,000	244
Nippon Konpo Unyu Soko Co., Ltd.	10,000	137
Nippon Mining Holdings, Inc.	197,000	1,226
Nippon Oil Corp.	107,000	738
Nippon Residential Investment Corp. Class A (ö)	261	842
Nippon Seiki Co., Ltd.	4,000	58
Nippon Sheet Glass Co., Ltd. (Ñ)	18,000	83
Nippon Steel Corp. (Ñ)	500,000	2,827
Nippon Telegraph & Telephone Corp.	686	2,966
Nippon Yusen KK	56,000	547
Nipponkoa Insurance Co., Ltd. (Ñ)	543,000	5,319
Nishi-Nippon City Bank, Ltd. (The)	31,000	95
Nissan Chemical Industries, Ltd.	12,000	159
Nissan Motor Co., Ltd.	407,900	3,652
Nissan Shatai Co., Ltd.	29,000	216
Nisshin Steel Co., Ltd.	27,000	101
Nisshinbo Industries, Inc.	6,000	66
Nissin Kogyo Co., Ltd. (Ñ)	10,100	172
Nitto Denko Corp.	64,500	2,659
Nomura Holdings, Inc. (Ñ)	531,360	9,252
NTN Corp. (Ñ)	24,000	185
Okinawa Electric Power Co., Inc. (The)	900	39
Omron Corp.	66,500	1,388
Onward Holdings Co., Ltd. (Ñ)	19,000	216
ORIX Corp.	14,690	2,669
QP Corp. (Ñ)	16,400	165

International Fund	41

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Resona Holdings, Inc. (Ñ)	104	202
Ricoh Co., Ltd.	179,000	3,109
Rohm Co., Ltd.	5,900	415
Sankyo Co., Ltd.	9,500	572
Sankyu, Inc. (Ñ)	14,000	73
Sasebo Heavy Industries Co., Ltd. (Ñ)	16,000	43
Seiko Epson Corp. (Ñ)	2,800	75
Seven & I Holdings Co., Ltd.	225,700	6,742
Sharp Corp.	135,000	2,287
Shiga Bank, Ltd. (The) (Ñ)	18,000	121
Shima Seiki Manufacturing, Ltd. - GDR	3,900	152
Shimano, Inc.	7,200	329
Shin-Etsu Chemical Co., Ltd.	57,400	3,581
Shinwa Kaiun Kaisha, Ltd.	18,000	118
Shizuoka Bank, Ltd. (The) (Ñ)	40,000	493
Showa Shell Sekiyu KK	38,000	402
SMC Corp.	30,388	3,560
Sohgo Security Services Co., Ltd. (Ñ)	5,300	75
Sony Corp. (Ñ)	9,100	417
Stanley Electric Co., Ltd.	18,000	459
Star Micronics Co., Ltd. (Ñ)	12,400	210
Sugi Pharmacy Co., Ltd. - GDR (Ñ)	89,300	2,369
Sumco Techxiv Corp. (Ñ)	3,300	100
Sumitomo Bakelite Co., Ltd. (Ñ)	438,300	2,461
Sumitomo Heavy Industries, Ltd.	36,000	305
Sumitomo Metal Industries, Ltd.	12,000	51
Sumitomo Metal Mining Co., Ltd. (Ñ)	10,000	182
Sumitomo Mitsui Financial Group, Inc. (Ñ)	454	3,942
Sumitomo Realty & Development Co., Ltd.	48,000	1,190
Sumitomo Trust & Banking Co., Ltd. (The) (Ñ)	582,081	5,199
Suzuken Co., Ltd.	6,000	227
Suzuki Motor Corp. (Ñ)	80,880	2,061
Takeda Pharmaceutical Co., Ltd.	137,300	7,290
Takefuji Corp. (Ñ)	3,690	87
TDK Corp.	8,600	589
THK Co., Ltd.	86,394	1,928
Toho Co., Ltd. (Ñ)	3,400	78
Toho Pharmaceutical Co., Ltd. (Ñ)	12,686	262
Tokai Rubber Industries, Inc.	19,100	280
Tokyo Electric Power Co., Inc. (The) (Ñ)	126,900	3,236
Tokyo Gas Co., Ltd.	306,000	1,178
Tokyo Steel Manufacturing Co., Ltd. (Ñ)	15,000	215
Tokyo Style Co., Ltd.	4,000	40

	Principal Amount ($) or Shares	Market Value $
Tokyu Land Corp.	141,000	1,058
Toppan Printing Co., Ltd. (Ñ)	54,000	603
Toshiba Corp. (Ñ)	444,000	3,714
Toshiba Machine Co., Ltd.	12,000	78
Toshiba TEC Corp.	43,000	303
Toyo Engineering Corp. Class A (Ñ)	58,000	241
Toyo Ink Manufacturing Co., Ltd.	8,000	29
Toyo Suisan Kaisha, Ltd.	44,000	783
Toyota Auto Body Co., Ltd. (Ñ)	13,300	265
Toyota Boshoku Corp.	3,500	99
Toyota Motor Corp.	255,700	13,006
Ube Industries, Ltd.	23,000	81
United Urban Investment Corp. (ö)	173	1,061
Urban Corp. (Ñ)	14,900	83
USS Co., Ltd.	2,860	203
West Japan Railway Co.	639	2,767
Yamada Denki Co., Ltd.	15,600	1,346
Yamaha Corp.	25,100	496
Yamaha Motor Co., Ltd.	12,200	238
Yamato Holdings Co., Ltd.	41,000	598
Yamato Kogyo Co., Ltd. - GDR	10,800	515
Yodogawa Steel Works, Ltd.	8,000	42

		305,618

Luxembourg - 0.4%
ArcelorMittal	60,675	5,359
Evraz Group SA - GDR	16,272	1,688
Millicom International Cellular SA (Æ)	1,600	171
Oriflame Cosmetics SA	9,700	743

		7,961

Malaysia - 0.1%
Sime Darby BHD	727,191	2,213

Mauritius - 0.0%
Golden Agri-Resources, Ltd.	60,846	38

Mexico - 0.7%
America Movil SAB de CV Series L	179,732	10,417
Cemex SAB de CV - ADR (Æ)(Ñ)	100,658	2,783
Grupo Modelo SAB de CV (Æ)	225,300	995

		14,195

Netherlands - 4.5%
Akzo Nobel NV (Ñ)	18,179	1,541
ASM International NV (Ñ)	3,896	91
ASML Holding NV	142,126	4,026
Boskalis Westminster (Ñ)	46,200	2,776

42	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Corporate Express (Ñ)	62,600	720
CSM (Ñ)	2,181	78
Fugro NV	24,952	2,224
Heineken NV (Ñ)	327,110	19,055
ING Groep NV (Ñ)	452,050	17,209
Koninklijke Ahold NV (Ñ)	231,606	3,432
Koninklijke DSM NV (Æ)	40,600	2,187
Koninklijke Philips Electronics NV	173,256	6,506
OCE NV (Ñ)	29,901	451
Reed Elsevier NV (Ñ)	231,327	4,373
Rodamco Europe NV (ö)(Ñ)	1,957	256
Royal KPN NV	76,976	1,407
TNT NV	107,560	4,176
Unilever NV	432,645	14,544
Wolters Kluwer NV (Ñ)	130,450	3,502

		88,554

Netherlands Antilles - 0.2%
Hunter Douglas NV	2,819	176
Schlumberger, Ltd.	31,100	3,127

		3,303

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (Ñ)	742,068	2,194

Norway - 0.8%
Renewable Energy Corp. AS (Æ)(Ñ)	59,150	1,999
StatoilHydro ASA (Ñ)	156,218	5,628
Telenor ASA (Ñ)	50,000	1,005
Yara International ASA (Ñ)	105,150	7,641

		16,273

Papua New Guinea - 0.0%
Oil Search, Ltd.	49,980	224

Portugal - 0.1%
Energias de Portugal SA (Ñ)	335,835	2,117

Russia - 0.5%
Gazprom OAO - ADR	105,100	5,581
LUKOIL - ADR	7,450	673
Mechel - ADR	12,200	1,779
MMC Norilsk Nickel - ADR	19,100	515
Mobile Telesystems OJSC - ADR	16,600	1,288

		9,836

	Principal Amount ($) or Shares	Market Value $
Singapore - 0.7%
Allgreen Properties, Ltd.	130,220	123
Ascendas Real Estate Investment Trust (ö)	8,000	15
CapitaCommercial Trust (ö)	5,000	8
CapitaLand, Ltd. (Ñ)	391,400	1,973
CapitaMall Trust (ö)	12,286	31
China Aviation Oil Singapore Corp., Ltd.	16,000	20
Creative Technology, Ltd.	3,450	17
DBS Group Holdings, Ltd.	101,700	1,485
Flextronics International, Ltd. (Æ)(Ñ)	97,000	1,008
Haw Par Corp., Ltd.	8,556	47
Indofood Agri Resources, Ltd. (Æ)	27,901	48
Jardine Cycle & Carriage, Ltd. (Ñ)	9,800	120
Keppel Corp., Ltd.	42,889	325
NatSteel, Ltd.	44,400	48
Neptune Orient Lines, Ltd. (Ñ)	65,231	154
Oversea-Chinese Banking Corp.	477,800	3,110
Pacific Century Regional Developments, Ltd. (Æ)	113,000	28
Parkway Holdings, Ltd.	9,000	23
SembCorp Industries, Ltd.	24,580	76
Singapore Airlines, Ltd.	15,100	178
Singapore Exchange, Ltd. (Ñ)	123,000	775
Singapore Petroleum Co., Ltd.	46,281	246
Singapore Telecommunications, Ltd.	1,253,500	3,583
SMRT Corp., Ltd.	16,000	21
Straits Asia Resources, Ltd.	244,000	599
United Overseas Bank, Ltd.	11,714	176
United Overseas Land, Ltd. (Æ)	17,000	47
Wing Tai Holdings, Ltd.	27,776	41

		14,325

South Africa - 0.5%
Gold Fields, Ltd. - ADR (Æ)(Ñ)	127,511	1,721
Impala Platinum Holdings, Ltd.	39,892	1,633
MTN Group, Ltd.	300,732	5,710
Sanlam, Ltd.	209,900	553
Standard Bank Group, Ltd.	16,889	200

		9,817

South Korea - 1.3%
Hynix Semiconductor, Inc.	15,400	410
Hyundai Mobis	7,500	686
Industrial Bank of Korea	34,000	650
Kookmin Bank	5,500	384
Kookmin Bank - ADR	31,880	2,224
KT&G Corp.	17,871	1,478

International Fund	43

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

LG Electronics, Inc.	16,183	2,515
Mirae Asset Securities Co., Ltd. (Æ)(Ñ)	6,860	937
POSCO	1,600	787
Samsung Electronics Co., Ltd.	20,352	14,489
Shinhan Financial Group Co., Ltd.	9,200	532
STX Pan Ocean Co., Ltd. (Ñ)	227,000	562

		25,654

Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA	59,611	1,369
Banco Santander SA (Ñ)	720,354	15,587
Bankinter SA (Ñ)	2,800	43
Enagas	27,108	826
Gamesa Corp. Tecnologica SA	42,319	2,061
Gas Natural SDG SA	12,870	754
Grifols SA	11,028	309
Iberdrola Renovables (Æ)	247,441	1,797
Iberdrola SA	727,708	10,645
Red Electrica de Espana	19,627	1,278
Repsol YPF SA	91,456	3,717
Tecnicas Reunidas SA (Ñ)	17,708	1,342
Telefonica SA (Ñ)	587,002	17,029
Vertice Trescientos Sesenta Grados (Æ)(Ñ)	7,527	17

		56,774

Sweden - 0.9%
Alfa Laval AB (Ñ)	3,425	225
D Carnegie AB (Ñ)	5,700	73
Electrolux AB (Ñ)	55,300	848
Hennes & Mauritz AB Class B	12,675	752
Industrivarden AB Class A (Ñ)	3,500	60
JM AB (Ñ)	7,900	131
Kinnevik Investment AB (Ñ)	4,300	92
Nordea Bank AB (Ñ)	145,591	2,407
Peab AB	10,400	90
Scania AB Class B (Ñ)	47,900	989
SKF AB Class B (Ñ)	10,400	191
Svenska Cellulosa AB Class B (Ñ)	114,100	1,921
Swedish Match AB (Ñ)	15,400	338
Tele2 AB Class B (Ñ)	66,100	1,471
Telefonaktiebolaget LM Ericsson Class B (Ñ)	1,953,500	4,977
TeliaSonera AB (Ñ)	48,500	433
Volvo AB Class A (Æ)(Ñ)	5,500	83
Volvo AB Class B (Ñ)	90,100	1,374

		16,455

	Principal Amount ($) or Shares	Market Value $
Switzerland - 6.5%
ABB, Ltd.	211,001	6,469
Actelion, Ltd. (Ñ)	58,468	2,958
Alcon, Inc.	11,500	1,817
Baloise Holding AG (Ñ)	1,871	205
Barry Callebaut AG	124	92
Bucher Industries AG (Æ)	364	102
Credit Suisse Group (Ñ)	252,302	13,515
Givaudan SA (Ñ)	4,030	4,071
Helvetia Holding AG	479	201
Holcim, Ltd.	53,176	5,218
Julius Baer Holding AG	117,454	8,686
Kuoni Reisen Holding AG (Æ)(Ñ)	403	233
Lonza Group AG (Ñ)	35,540	4,845
Nestle SA	69,988	33,529
Novartis AG	231,716	11,767
Roche Holding AG	84,324	14,042
SGS SA	86	121
Sonova Holding AG (Ñ)	554	47
Swatch Group AG (Ñ)	32,123	1,642
Swatch Group AG Class B	14,059	3,761
Swiss Life Holding	2,283	682
Swiss Reinsurance (Ñ)	34,432	2,864
Syngenta AG (Ñ)	17,147	5,078
UBS AG (Ñ)	97,647	3,283
Zurich Financial Services AG	1,720	525

		125,753

Taiwan - 0.3%
Asustek Computer, Inc.	270,000	871
HON HAI Precision Industry Co., Ltd.	277,000	1,597
Siliconware Precision Industries Co.	529,239	911
Taiwan Semiconductor Manufacturing Co., Ltd.	370,844	808
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	147,430	1,657
United Microelectronics Corp.	757,819	461

		6,305

Thailand - 0.2%
Bangkok Bank PCL	392,310	1,729
Banpu PCL	78,700	1,085
PTT PCL	48,200	508

		3,322

Turkey - 0.0%
Turkcell Iletisim Hizmet AS - ADR	20,500	413

44	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United Kingdom - 16.6%
3i Group PLC	116,749	1,982
Amec PLC - GDR	23,656	371
Anglo American PLC	33,969	2,181
Antofagasta PLC	101,418	1,600
ARM Holdings PLC (Ñ)	1,816,729	3,610
Associated British Foods PLC	106,400	1,849
AstraZeneca PLC	20,084	845
Atkins WS PLC	21,278	446
Autonomy Corp. PLC (Æ)	147,943	2,508
Aviva PLC	390,869	4,853
BAE Systems PLC	897,452	8,274
Barclays PLC	330,693	2,955
BG Group PLC	732,195	17,804
BHP Billiton PLC	95,194	3,364
BP PLC	1,086,767	13,191
BP PLC - ADR	51,960	3,782
Brit Insurance Holdings PLC	91,414	442
British American Tobacco PLC	135,923	5,102
British Energy Group PLC	70,370	1,057
British Land Co. PLC (ö)	74,427	1,240
British Sky Broadcasting Group PLC	286,367	3,089
BT Group PLC	319,381	1,404
Cadbury Schweppes PLC	255,384	2,949
Carphone Warehouse Group PLC (Ñ)	853,588	4,575
Centrica PLC	156,196	908
Charter PLC	20,178	358
Close Brothers Group PLC	21,964	303
Compass Group PLC	353,049	2,377
Davis Service Group PLC	22,979	217
Dawnay Day Treveria PLC	1,294,730	1,292
De La Rue PLC	89,946	1,523
Diageo PLC	667,057	13,651
easyJet PLC	237,722	1,449
Eurasian Natural Resources Corp. (Æ)	250,348	5,938
Experian Group, Ltd.	378,902	2,841
Galiform PLC	63,562	86
GKN PLC	384,348	2,158
GlaxoSmithKline PLC	1,147,476	25,420
HBOS PLC	845,460	7,795
Home Retail Group PLC	402,723	2,097
HSBC Holdings PLC	209,011	3,642
ICAP PLC	19,552	226
IG Group Holdings PLC	70,761	506
International Power PLC	253,702	2,202
ITV PLC	575,710	750
John Wood Group PLC	167,631	1,420
Johnson Matthey PLC	24,406	964
Kazakhmys PLC	59,767	1,861

	Principal Amount ($) or Shares	Market Value $
Kesa Electricals PLC	83,071	341
Kingfisher PLC	1,168,489	3,056
Ladbrokes PLC	282,719	1,828
Land Securities Group PLC (ö)(Ñ)	11,723	356
Legal & General Group PLC	144,169	361
Lloyds TSB Group PLC	635,016	5,394
Man Group PLC	914,090	10,459
Michael Page International PLC (Ñ)	336,637	1,917
Mitchells & Butlers PLC	62,700	371
National Express Group PLC	44,046	808
National Grid PLC	69,997	970
Old Mutual PLC	242,237	611
Pearson PLC	68,773	887
Petrofac, Ltd.	19,262	225
Premier Farnell PLC	8,571	30
Prudential PLC	31,294	426
Reckitt Benckiser Group PLC	203,330	11,847
Reed Elsevier PLC	9,527	120
Regus Group PLC (Æ)	102,145	186
Rio Tinto PLC	33,386	3,875
Rolls-Royce Group PLC (Æ)	25,523	221
Rolls-Royce Group PLC Class B (Æ)	2,286,860	5
Royal & Sun Alliance Insurance Group	523,156	1,388
Royal Bank of Scotland Group PLC	1,542,837	10,423
Royal Dutch Shell PLC Class A (Ñ)	482,559	19,427
Royal Dutch Shell PLC Class B	62,649	2,501
SABMiller PLC	12,443	286
Scottish & Southern Energy PLC	110,429	3,043
Severn Trent PLC	27,400	792
Shire PLC	26,899	495
Smith & Nephew PLC	171,975	2,226
Smiths Group PLC	137,632	2,642
Stagecoach Group PLC	94,011	476
Standard Chartered PLC	233,729	8,282
Taylor Wimpey PLC	256,659	651
Tesco PLC	644,218	5,445
Thomson Reuters PLC (Æ)	3,213	100
Trinity Mirror PLC	123,400	663
Tullett Prebon PLC	72,336	621
Unilever PLC	302,217	10,175
Vodafone Group PLC	3,910,636	12,369
Vodafone Group PLC - ADR	158,250	5,010
Weir Group PLC (The)	10,534	173
Wellstream Holdings PLC (Æ)	20,170	505
William Hill PLC	356,214	2,714
WM Morrison Supermarkets PLC	106,805	604
WPP Group PLC	1,014,031	12,368
Xstrata PLC	82,995	6,446

		323,576

International Fund	45

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States - 0.5%
Las Vegas Sands Corp. (Æ)(Ñ)	35,762	2,726
Philip Morris International, Inc. (Æ)(Ñ)	65,300	3,332
Synthes, Inc.	27,761	3,806

		9,864

Total Common Stocks
(cost $1,524,698)		1,784,351

Preferred Stocks - 0.5%
Brazil - 0.2%
Banco Itau Holding Financeira SA	92,500	2,640
Usinas Siderurgicas de Minas Gerais SA	17,475	853

		3,493

Germany - 0.3%
Fresenius SE	2,934	243
Henkel KGaA (Æ)(Ñ)	79,729	3,390
Porsche Automobil Holding SE	4,630	847
RWE AG (Æ)	2,639	246
Volkswagen AG (Æ)	238	39

		4,765

South Korea - 0.0%
Samsung Electronics Co., Ltd.	900	462

Total Preferred Stocks
(cost $8,301)		8,720

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Switzerland - 0.0%
Swiss Market Index Futures Jun 2008 7,218.00 Put (188)	CHF 13,570	907

Total Options Purchased
(cost $942)		907

A portion of the portfolio has been fair valued as of period end.

	Principal Amount ($) or Shares	Market Value $
Warrants & Rights - 0.1%
Australia - 0.0%
Wesfarmers, Ltd. (Æ) 2008 Rights	9,939	79

Sweden - 0.0%
JM AB (Æ) 2008 Rights	7,900	7

Switzerland - 0.0%
UBS AG (Æ) 2008 Rights	12,547	21

United States - 0.1%
Bharti Airtel, Ltd. (þ)(Æ) 2012 Warrants	79,600	1,754

Total Warrants & Rights
(cost $1,259)		1,861

Short-Term Investments - 7.3%
United States - 7.3%
Russell Investment Company Money Market Fund	129,607,001	129,607
United States Treasury Bills (ç)(ž)(§) 0.670% due 06/19/08	12,000	11,989

Total Short-Term Investments
(cost $141,596)		141,596

Other Securities - 21.8%
Russell Investment Company Money Market Fund (×)	92,683,975	92,684
State Street Securities Lending Quality Trust (×)	333,566,143	333,566

Total Other Securities
(cost $426,250)		426,250

Total Investments - 121.1%
(identified cost $2,103,046)		2,363,685

Other Assets and Liabilities, Net - (21.1%)		(411,293)

Net Assets - 100.0%		1,952,392

See accompanying notes which are an integral part of the financial statements.

46	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands) expiration date 05/08 (104)	EUR	9,865	726
CAC-40 Index (France) expiration date 05/08 (215)	EUR	10,665	541
DAX Index (Germany) expiration date 06/08 (60)	EUR	10,487	1,208
EUR STOXX 50 Index expiration date 06/08 (470)	EUR	17,677	2,117
FTSE-100 Index (UK) expiration date 06/08 (410)	GBP	4,100	3,998
Hang Seng Index (Hong Kong) expiration date 05/08 (104)	HKD	133,822	142
MIB-30 (Italy) expiration date 06/08 (16)	EUR	2,648	291
MSCI Singapore Index expiration date 05/08 (5)	SGD	388	(5)
SPI 200 Index (Australia) expiration date 06/08 (64)	AUD	8,961	465
TOPIX Index (Japan) expiration date 06/08 (287)	JPY	3,883,110	3,319

Short Positions
Dax Index (Germany) expiration date 06/08 (30)	EUR	5,243	(261)
IBEX Plus Index (Spain) expiration date 05/08 (27)	EUR	3,698	(160)
OMX Index (Sweden) expiration date 05/08 (389)	SEK	38,083	(139)
SPI 200 Index (Australia) expiration date 06/08 (109)	AUD	15,263	(1,031)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)			11,211

Options Written (Number of Contracts)	Notional Amount		Market Value $

Switzerland
Swiss Market Index Futures
Jun 2008 7,218.00 Call (188)	CHF	13,570	(1,428)

Total Liability for Options Written (premiums received $942)			(1,428)

See accompanying notes which are an integral part of the financial statements.

International Fund	47

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	32	AUD	38	05/01/08	4
USD	121	AUD	129	05/01/08	1
USD	184	AUD	196	05/05/08	1
USD	92	AUD	100	06/18/08	1
USD	186	AUD	200	06/18/08	2
USD	275	AUD	300	06/18/08	7
USD	280	AUD	300	06/18/08	2
USD	444	AUD	500	06/18/08	24
USD	454	AUD	500	06/18/08	15
USD	460	AUD	500	06/18/08	9
USD	464	AUD	500	06/18/08	5
USD	557	AUD	600	06/18/08	6
USD	630	AUD	672	06/18/08	—
USD	639	AUD	700	06/18/08	17
USD	1,384	AUD	1,500	06/18/08	23
USD	3,595	AUD	3,836	06/18/08	1
USD	3,779	AUD	4,032	06/18/08	2
USD	6,889	AUD	7,500	06/18/08	143
USD	8,188	AUD	8,736	06/18/08	3
USD	8,367	AUD	9,234	06/18/08	291
USD	14,109	AUD	15,325	06/18/08	259
USD	355	CHF	367	05/05/08	—
USD	59	CHF	62	05/06/08	—
USD	72	CHF	75	05/06/08	—
USD	200	CHF	208	05/06/08	1
USD	243	CHF	251	05/06/08	—
USD	297	CHF	310	05/06/08	1
USD	2,344	CHF	2,312	06/18/08	(111)
USD	2,345	CHF	2,312	06/18/08	(112)
USD	3,194	CHF	3,221	06/18/08	(84)
USD	7,121	CHF	7,019	06/18/08	(343)
USD	12,484	CHF	12,313	06/18/08	(593)
USD	27	DKK	130	05/05/08	—
USD	9	DKK	44	06/18/08	—
USD	71	DKK	340	06/18/08	—
USD	96	EUR	61	05/02/08	—
USD	163	EUR	105	05/02/08	—
USD	281	EUR	180	05/02/08	—
USD	366	EUR	235	05/02/08	1
USD	926	EUR	593	05/02/08	—
USD	83	EUR	53	05/05/08	—
USD	352	EUR	225	05/05/08	—
USD	409	EUR	263	05/05/08	1
USD	900	EUR	578	05/05/08	2
USD	57	EUR	37	05/06/08	—
USD	97	EUR	62	05/06/08	—
USD	97	EUR	62	05/06/08	—

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	109	EUR	70	05/06/08	—
USD	452	EUR	290	05/06/08	2
USD	3,831	EUR	2,445	06/05/08	(20)
USD	3,871	EUR	2,443	06/05/08	(62)
USD	782	EUR	500	06/18/08	(2)
USD	785	EUR	500	06/18/08	(6)
USD	788	EUR	500	06/18/08	(9)
USD	1,017	EUR	649	06/18/08	(6)
USD	1,450	EUR	933	06/18/08	3
USD	1,554	EUR	1,000	06/18/08	4
USD	1,554	EUR	1,000	06/18/08	4
USD	1,555	EUR	1,000	06/18/08	3
USD	1,558	EUR	1,000	06/18/08	—
USD	1,563	EUR	1,000	06/18/08	(5)
USD	1,580	EUR	1,000	06/18/08	(22)
USD	1,584	EUR	1,000	06/18/08	(26)
USD	1,587	EUR	1,000	06/18/08	(29)
USD	1,591	EUR	1,000	06/18/08	(33)
USD	1,592	EUR	1,000	06/18/08	(34)
USD	2,125	EUR	1,400	06/18/08	56
USD	2,378	EUR	1,500	06/18/08	(41)
USD	2,853	EUR	1,829	06/18/08	(3)
USD	3,063	EUR	2,000	06/18/08	53
USD	3,071	EUR	2,000	06/18/08	45
USD	3,728	EUR	2,500	06/18/08	167
USD	4,348	EUR	2,748	06/18/08	(66)
USD	4,543	EUR	3,000	06/18/08	131
USD	4,546	EUR	3,000	06/18/08	128
USD	5,727	EUR	3,653	06/18/08	(35)
USD	6,222	EUR	4,100	06/18/08	165
USD	12,529	EUR	7,914	06/18/08	(198)
USD	44,964	EUR	29,700	06/18/08	1,310
USD	64,964	EUR	42,900	06/18/08	1,875
USD	69,063	EUR	45,600	06/18/08	1,983
USD	5	GBP	7	05/01/08	8
USD	30	GBP	5	05/01/08	(20)
USD	129	GBP	65	05/01/08	—
USD	564	GBP	287	05/01/08	6
USD	536	GBP	270	05/02/08	1
USD	30	GBP	15	05/06/08	—
USD	593	GBP	300	06/18/08	2
USD	720	GBP	362	06/18/08	(2)
USD	986	GBP	500	06/18/08	5
USD	994	GBP	500	06/18/08	(3)
USD	1,008	GBP	500	06/18/08	(17)
USD	1,183	GBP	600	06/18/08	6
USD	1,373	GBP	700	06/18/08	14

See accompanying notes which are an integral part of the financial statements.

48	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,382	GBP	700	06/18/08	5
USD	1,574	GBP	800	06/18/08	11
USD	1,596	GBP	800	06/18/08	(11)
USD	1,758	GBP	884	06/18/08	(7)
USD	1,971	GBP	1,000	06/18/08	11
USD	1,972	GBP	1,000	06/18/08	9
USD	1,988	GBP	1,000	06/18/08	(7)
USD	2,963	GBP	1,500	06/18/08	9
USD	4,518	GBP	2,270	06/18/08	(20)
USD	6,119	GBP	3,100	06/18/08	24
USD	20,898	GBP	10,600	06/18/08	107
USD	53,121	GBP	26,925	06/18/08	233
USD	4	HKD	28	05/01/08	—
USD	13	HKD	103	05/01/08	—
USD	280	HKD	2,184	05/05/08	—
USD	17	HKD	135	06/18/08	—
USD	118	HKD	919	06/18/08	—
USD	505	HKD	3,911	06/18/08	(2)
USD	68	JPY	6,800	05/01/08	(2)
USD	180	JPY	16,160	05/01/08	(24)
USD	259	JPY	26,957	05/01/08	1
USD	925	JPY	96,560	05/01/08	3
USD	1,059	JPY	110,290	05/01/08	2
USD	907	JPY	94,826	05/02/08	5
USD	1,697	JPY	177,315	05/02/08	8
USD	553	JPY	57,782	05/07/08	3
USD	694	JPY	72,487	05/07/08	3
USD	489	JPY	50,000	06/18/08	(7)
USD	498	JPY	50,000	06/18/08	(16)
USD	776	JPY	80,000	06/18/08	(4)
USD	785	JPY	80,000	06/18/08	(14)
USD	793	JPY	80,000	06/18/08	(21)
USD	795	JPY	80,000	06/18/08	(23)
USD	877	JPY	90,000	06/18/08	(9)
USD	968	JPY	100,000	06/18/08	(4)
USD	980	JPY	100,000	06/18/08	(16)
USD	987	JPY	100,000	06/18/08	(23)
USD	996	JPY	100,000	06/18/08	(32)
USD	1,003	JPY	100,000	06/18/08	(39)
USD	1,012	JPY	100,000	06/18/08	(47)
USD	1,013	JPY	100,000	06/18/08	(49)
USD	1,014	JPY	100,000	06/18/08	(50)
USD	1,464	JPY	150,000	06/18/08	(17)
USD	1,470	JPY	150,000	06/18/08	(23)
USD	1,471	JPY	150,000	06/18/08	(25)
USD	1,877	JPY	200,000	06/18/08	52
USD	2,469	JPY	254,238	06/18/08	(17)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	22,827	JPY	2,340,000	06/18/08	(258)
USD	24,684	JPY	2,382,386	06/18/08	(1,706)
USD	29,726	JPY	3,050,000	06/18/08	(309)
USD	30,964	JPY	3,172,000	06/18/08	(371)
USD	354	NOK	1,800	05/06/08	—
USD	95	NOK	478	06/18/08	(1)
USD	425	NOK	2,137	06/18/08	(7)
USD	9,182	NOK	47,398	06/18/08	87
USD	9,416	NOK	48,989	06/18/08	164
USD	21,878	NOK	112,912	06/18/08	203
USD	395	SEK	2,357	06/18/08	(2)
USD	516	SEK	3,116	06/18/08	3
USD	1	SGD	2	05/01/08	—
USD	95	SGD	129	05/06/08	—
USD	106	SGD	146	06/18/08	2
USD	247	ZAR	1,883	05/07/08	2
USD	253	ZAR	1,923	05/08/08	1
AUD	65	USD	73	05/01/08	11
AUD	13	USD	12	05/02/08	—
AUD	100	USD	92	06/18/08	(2)
AUD	100	USD	92	06/18/08	(2)
AUD	100	USD	92	06/18/08	(2)
AUD	300	USD	275	06/18/08	(6)
AUD	450	USD	408	06/18/08	(14)
AUD	500	USD	460	06/18/08	(9)
AUD	568	USD	515	06/18/08	(18)
AUD	568	USD	515	06/18/08	(17)
AUD	600	USD	543	06/18/08	(20)
AUD	600	USD	553	06/18/08	(10)
AUD	746	USD	676	06/18/08	(24)
AUD	1,100	USD	1,019	06/18/08	(13)
AUD	1,459	USD	1,322	06/18/08	(46)
AUD	1,731	USD	1,569	06/18/08	(53)
AUD	2,271	USD	2,060	06/18/08	(69)
AUD	2,308	USD	2,090	06/18/08	(74)
AUD	2,500	USD	2,304	06/18/08	(40)
AUD	2,838	USD	2,575	06/18/08	(86)
AUD	3,200	USD	2,872	06/18/08	(128)
AUD	3,254	USD	2,952	06/18/08	(99)
AUD	3,406	USD	3,090	06/18/08	(104)
AUD	4,150	USD	3,824	06/18/08	(67)
AUD	5,106	USD	4,629	06/18/08	(159)
AUD	6,200	USD	5,710	06/18/08	(103)
BRL	19	USD	11	05/02/08	—
BRL	213	USD	126	05/02/08	(2)
BRL	562	USD	329	05/02/08	(9)
CAD	58	USD	57	05/01/08	—

See accompanying notes which are an integral part of the financial statements.

International Fund	49

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
CAD	21	USD	21	05/02/08	—
CAD	740	USD	732	05/02/08	(3)
CAD	1,668	USD	1,655	05/05/08	(1)
CHF	70	USD	68	05/02/08	—
CHF	59	USD	57	05/05/08	—
CHF	250	USD	241	05/06/08	—
CHF	2,185	USD	2,162	06/18/08	52
CHF	4,369	USD	4,321	06/18/08	101
CHF	5,240	USD	5,182	06/18/08	122
CHF	10,924	USD	10,808	06/18/08	259
CHF	15,293	USD	15,124	06/18/08	355
DKK	1,274	USD	267	05/02/08	—
DKK	1,296	USD	270	05/05/08	(1)
DKK	41	USD	9	06/18/08	—
DKK	251	USD	53	06/18/08	—
DKK	3,111	USD	654	06/18/08	5
EUR	25	USD	37	05/01/08	(2)
EUR	269	USD	410	05/01/08	(10)
EUR	12	USD	19	05/02/08	—
EUR	40	USD	62	05/02/08	(1)
EUR	92	USD	144	05/02/08	—
EUR	130	USD	200	05/02/08	(2)
EUR	188	USD	291	05/02/08	(3)
EUR	295	USD	462	05/02/08	1
EUR	148	USD	231	05/05/08	—
EUR	12	USD	19	05/06/08	—
EUR	263	USD	409	05/06/08	(1)
EUR	270	USD	421	05/06/08	(1)
EUR	2,444	USD	3,754	06/05/08	(57)
EUR	2,444	USD	3,756	06/05/08	(54)
EUR	500	USD	756	06/18/08	(23)
EUR	500	USD	778	06/18/08	(1)
EUR	500	USD	778	06/18/08	(1)
EUR	700	USD	1,096	06/18/08	5
EUR	1,000	USD	1,570	06/18/08	12
EUR	2,000	USD	3,145	06/18/08	28
EUR	2,200	USD	3,453	06/18/08	25
EUR	3,000	USD	4,719	06/18/08	45
EUR	4,700	USD	7,116	06/18/08	(206)
EUR	5,200	USD	7,875	06/18/08	(227)
EUR	7,000	USD	10,602	06/18/08	(304)
EUR	15,000	USD	23,313	06/18/08	(58)
EUR	24,081	USD	37,781	06/18/08	262
EUR	29,820	USD	45,193	06/18/08	(1,268)
EUR	40,900	USD	61,985	06/18/08	(1,738)
EUR	8,853	USD	13,786	07/31/08	21
GBP	120	USD	236	05/02/08	(2)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
GBP	287	USD	566	05/02/08	(6)
GBP	398	USD	784	05/02/08	(8)
GBP	402	USD	793	05/02/08	(6)
GBP	285	USD	566	05/06/08	—
GBP	451	USD	894	05/06/08	(3)
GBP	400	USD	789	06/18/08	(4)
GBP	500	USD	995	06/18/08	4
GBP	500	USD	995	06/18/08	4
GBP	500	USD	1,003	06/18/08	12
GBP	745	USD	1,469	06/18/08	(7)
GBP	800	USD	1,571	06/18/08	(14)
GBP	1,000	USD	1,972	06/18/08	(9)
GBP	1,000	USD	1,973	06/18/08	(8)
GBP	1,669	USD	3,284	06/18/08	(22)
GBP	1,700	USD	3,347	06/18/08	(22)
GBP	1,750	USD	3,455	06/18/08	(13)
GBP	1,900	USD	3,748	06/18/08	(17)
GBP	2,000	USD	3,943	06/18/08	(21)
GBP	2,458	USD	4,879	06/18/08	8
GBP	4,807	USD	9,464	06/18/08	(61)
GBP	5,000	USD	9,821	06/18/08	(87)
GBP	9,860	USD	19,454	06/18/08	(85)
GBP	10,550	USD	20,813	06/18/08	(92)
GBP	3,687	USD	7,306	07/31/08	24
HKD	880	USD	113	05/02/08	—
HKD	112	USD	14	06/18/08	—
HKD	418	USD	54	06/18/08	—
JPY	2,163	USD	21	05/02/08	—
JPY	34,719	USD	332	05/07/08	(2)
JPY	20,000	USD	198	06/18/08	5
JPY	40,000	USD	389	06/18/08	3
JPY	40,000	USD	402	06/18/08	17
JPY	50,000	USD	494	06/18/08	12
JPY	90,000	USD	877	06/18/08	9
JPY	90,000	USD	909	06/18/08	41
JPY	100,000	USD	968	06/18/08	4
JPY	100,000	USD	980	06/18/08	16
JPY	100,000	USD	1,007	06/18/08	43
JPY	130,000	USD	1,273	06/18/08	19
JPY	134,086	USD	1,316	06/18/08	23
JPY	145,458	USD	1,462	06/18/08	59
JPY	220,000	USD	2,144	06/18/08	22
JPY	289,742	USD	2,913	06/18/08	119
JPY	289,742	USD	2,914	06/18/08	119
JPY	289,742	USD	2,914	06/18/08	119
JPY	320,000	USD	3,222	06/18/08	136
JPY	363,074	USD	3,751	06/18/08	249

See accompanying notes which are an integral part of the financial statements.

50	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPY	400,000	USD	3,886	06/18/08	28
JPY	450,000	USD	4,389	06/18/08	49
JPY	614,676	USD	6,034	06/18/08	105
JPY	1,050,000	USD	10,340	06/18/08	213
JPY	2,150,000	USD	20,950	06/18/08	214
JPY	2,620,000	USD	25,532	06/18/08	262
NOK	31,982	USD	6,204	06/18/08	(50)
SEK	156	USD	27	05/01/08	1
SEK	1,706	USD	285	05/05/08	—
SEK	3,155	USD	524	05/05/08	(3)
SEK	243	USD	41	06/18/08	1
SEK	247	USD	42	06/18/08	1
SEK	493	USD	83	06/18/08	1
SEK	1,845	USD	305	06/18/08	(2)
SEK	2,444	USD	407	06/18/08	—
SEK	37,953	USD	6,283	06/18/08	(39)
SGD	97	USD	70	06/18/08	(1)
SGD	110	USD	82	06/18/08	—
SGD	193	USD	140	06/18/08	(2)
SGD	2,792	USD	2,029	06/18/08	(34)

					184

See accompanying notes which are an integral part of the financial statements.

International Fund	51

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation)

MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR	705	1 Month EUR LIBOR plus 0.01%	06/18/08	6
MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR	1,772	1 Month EUR LIBOR plus 0.01%	06/18/08	16
MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	625	1 Month DKK LIBOR minus 0.08%	06/18/08	(2)
MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	10,754	1 Month DKK LIBOR minus 0.08%	06/18/08	(20)
MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	1,053	1 Month DKK LIBOR minus 0.08%	06/18/08	(2)

Total Unrealized Appreciation (Depreciation) on Open Index Swaps						(2)

See accompanying notes which are an integral part of the financial statements.

52	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $

Auto and Transportation	4.3	83,855
Consumer Discretionary	8.2	159,629
Consumer Staples	8.8	172,416
Financial Services	19.5	381,749
Health Care	6.0	117,819
Integrated Oils	6.7	130,911
Materials and Processing	12.4	241,593
Miscellaneous	1.1	21,015
Other Energy	2.7	52,726
Producer Durables	7.1	138,376
Technology	3.8	73,442
Utilities	11.3	219,540
Options Purchased	—	907
Warrants & Rights	0.1	1,861
Short-Term Investments	7.3	141,596
Other Securities	21.8	426,250

Total Investments	121.1	2,363,685
Other Assets and Liabilities, Net	(21.1)	(411,293)

Net Assets	100.0	1,952,392

Geographic Diversification	% of Net Assets	Market Value $

Africa	0.5	9,855
Asia	8.6	168,421
Europe	42.3	826,343
Japan	15.7	305,618
Latin America	3.7	72,836
Middle East	0.8	15,411
Netherlands Antilles	0.2	3,303
Other Regions	10.9	212,072
United Kingdom	16.6	323,576
Other Securities	21.8	426,250

Total Investments	121.1	2,363,685
Other Assets and Liabilities, Net	(21.1)	(411,293)

Net Assets	100.0	1,952,392

See accompanying notes which are an integral part of the financial statements.

International Fund	53

Russell Investment Company

International Fund

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Australia	3.5
Austria	0.4
Belgium	1.0
Bermuda	1.0
Brazil	1.4
Canada	3.0
Cayman Islands	0.4
China	0.3
Cyprus	0.1
Czech Republic	0.1
Denmark	0.8
Egypt	0.3
Finland	1.2
France	10.8
Germany	7.4
Greece	0.3
Hong Kong	1.6
India	0.3
Indonesia	0.1
Ireland	0.3
Israel	0.5
Italy	3.1
Japan	15.7
Luxembourg	0.4
Malaysia	0.1
Mauritius	—	*
Mexico	0.7
Netherlands	4.5
Netherlands Antilles	0.2
New Zealand	0.1
Norway	0.8
Papua New Guinea	—	*
Portugal	0.1
Russia	0.5
Singapore	0.7
South Africa	0.5
South Korea	1.3
Spain	2.9
Sweden	0.9
Switzerland	6.5
Taiwan	0.3
Thailand	0.2
Turkey	—	*
United Kingdom	16.6
United States	0.5
Preferred Stocks	0.5
Options Purchased	—	*
Warrants & Rights	0.1
Short-Term Investments	7.3
Other Securities	21.8

Total Investments	121.1
Other Assets and Liabilities, Net	(21.1)

	100.0

Categories	% of Net Assets

Futures Contracts	0.6
Options Written	(0.1)
Foreign Currency Exchange Contracts	—	*
Index Swap Contracts	(—	)*

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

54	International Fund

Russell Investment Company

Fixed Income III Fund

Shareholder Expense Example — April 30, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2007 to April 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,018.90	$1,020.39
Expenses Paid During Period*	$4.52	$4.52

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,020.00	$1,021.63
Expenses Paid During Period*	$3.26	$3.27

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2007	$1,000.00	$1,000.00
Ending Account Value
April 30, 2008	$1,021.20	$1,021.83
Expenses Paid During Period*	$3.07	$3.07

*	Expenses are equal to the Fund’s annualized expense ratio of 0.61% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Fixed Income III Fund	55

Russell Investment Company

Fixed Income III Fund

Schedule of Investments — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 104.7%
Asset-Backed Securities - 12.3%
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2
3.195% due 07/25/34	71	37
ACE Securities Corp. (Ê)
Series 2003-HE1 Class M1
3.870% due 11/25/33	1,131	1,013
Series 2003-OP1 Class M2
4.395% due 12/25/33	110	81
Series 2004-IN1 Class A1
3.215% due 05/25/34	97	83
Series 2005-HE2 Class M3
3.375% due 04/25/35	260	220
Series 2005-HE3 Class A2C
3.215% due 05/25/35	1,801	1,782
Series 2005-HE7 Class A2B
3.075% due 11/25/35	169	167
Series 2005-SD3 Class A
3.295% due 08/25/45	391	352
Series 2006-ASP Class A2A
2.975% due 10/25/36	194	191
Series 2006-FM1 Class A2C
3.045% due 07/25/36	2,870	2,008
Series 2006-HE2 Class A2C
3.055% due 05/25/36	1,365	1,259
Series 2006-OP1 Class M3
3.205% due 04/25/36	641	276
Aegis Asset Backed Securities Trust (Ê)
Series 2003-3 Class M2
4.545% due 01/25/34	265	151
American Express Credit Account Master Trust (Ê)
Series 2004-1 Class B
2.966% due 09/15/11	33	33
Series 2004-4 Class B
2.996% due 03/15/12	494	481
Series 2004-5 Class B
2.966% due 04/16/12	346	337
Series 2004-C Class C (Å)
3.216% due 02/15/12	1,264	1,196
Series 2005-3 Class B
2.856% due 01/18/11	133	133
Series 2007-3 Class A
2.716% due 10/15/12	600	589
American Express Issuance Trust (Ê)
Series 2007-1 Class B
3.266% due 09/15/11	1,200	1,120

	Principal Amount ($) or Shares	Market Value $
AmeriCredit Automobile Receivables Trust
Series 2007-BF Class A2
5.310% due 01/06/11	3,874	3,874
Series 2007-DF Class A2A
5.660% due 01/06/11	2,397	2,407
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1
6.356% due 02/25/33	145	100
Series 2004-R8 Class A5
3.265% due 09/25/34	38	37
Series 2004-R10 Class A5
3.285% due 11/25/34	1	1
Series 2005-R3 Class A1A
3.095% due 05/25/35	2,030	1,963
Series 2005-R5 Class A2B
3.125% due 07/25/35	273	270
Series 2005-R6 Class A2
3.095% due 08/25/35	2,700	2,571
Series 2005-R7 Class A2C
3.155% due 09/25/35	459	451
Series 2006-R1 Class A2C
3.085% due 08/01/16	260	244
Argent Securities, Inc. (Ê)
Series 2005-W2 Class A2B1
3.095% due 10/25/35	1,659	1,595
Series 2005-W2 Class A2B2
3.155% due 10/25/35	429	413
Series 2006-M3 Class A2A
2.945% due 10/25/36	268	263
Asset Backed Funding Certificates (Ê)
Series 2006-HE1 Class A2A
2.955% due 01/25/37	453	440
Series 2006-HE1 Class A2C
3.055% due 01/25/37	1,035	701
Series 2006-OPT Class A3A
2.955% due 10/25/36	216	213
Series 2006-OPT Class M2
3.185% due 09/25/36	341	88
Asset Backed Securities Corp. Home Equity (Ê)
Series 2003-HE1 Class M2
6.241% due 01/15/33	1,016	901
Series 2004-HE6 Class A1
3.170% due 09/25/34	80	72
Series 2004-HE7 Class M9 (Þ)
6.099% due 10/25/34	232	154
Series 2006-HE2 Class M3
3.285% due 03/25/36	325	105
Series 2006-HE3 Class A4
3.065% due 03/25/36	889	861

56	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bank of America Credit Card Trust (Ê)
Series 2006-C4 Class C4
2.946% due 11/15/11	5,082	4,766
Series 2006-C7 Class C7
2.946% due 03/15/12	300	276
Series 2008-A1 Class A1
3.296% due 04/15/13	500	494
Bank One Issuance Trust (Ê)
Series 2003-C4 Class C4
3.746% due 02/15/11	527	527
Series 2004-B1 Class B1
3.036% due 03/15/12	549	530
Bayview Financial Acquisition Trust
Series 2006-A Class 1A3
5.865% due 02/28/41	340	283
Series 2006-C Class 2A1 (Ê)
2.996% due 11/28/36	166	161
Bear Stearns Asset Backed Securities Trust (Ê)
Series 2004-BO1 Class 1A1
3.095% due 09/25/34	2	2
Series 2005-AQ1 Class 2A1
3.115% due 03/25/35	29	29
Series 2006-HE3 Class A1
2.975% due 04/25/36	36	36
Series 2006-HE8 Class 2M1
3.225% due 10/25/36	400	141
Series 2006-HE9 Class 1A2
3.045% due 11/25/36	1,620	1,304
BNC Mortgage Loan Trust (Ê)
Series 2007-2 Class A2 2.995% due 05/25/37	803	766
Capital One Multi-Asset Execution Trust
Series 2007-A7 Class A7 5.750% due 07/15/20	1,110	1,094
Carmax Auto Owner Trust
Series 2007-2 Class A2
5.320% due 01/15/10	1,134	1,140
Series 2008-1 Class A2 (Ê)
3.416% due 04/15/11	1,250	1,246
Carrington Mortgage Loan Trust (Ê)
Series 2006-FRE Class A3
3.045% due 07/25/36	675	577
Series 2006-NC3 Class A1
2.945% due 08/25/36	1,034	1,021
Centex Home Equity (Ê)
Series 2006-A Class AV2 2.995% due 06/25/36	2,665	2,593

	Principal Amount ($) or Shares	Market Value $
Chase Credit Card Master Trust (Ê)
Series 2002-3 Class B
3.166% due 09/15/11	412	402
Series 2003-3 Class B
3.066% due 10/15/10	214	214
Series 2003-5 Class C
3.636% due 01/17/11	2,000	1,984
Series 2003-6 Class B
3.066% due 02/15/11	369	366
Series 2003-6 Class C
3.516% due 02/15/11	400	395
Chase Issuance Trust
Series 2004-C3 Class C3 (Ê)
3.186% due 06/15/12	300	281
Series 2005-A12 Class A (Ê)
2.726% due 02/15/11	500	498
Series 2005-C1 Class C1 (Ê)
3.086% due 11/15/12	2,000	1,830
Series 2005-C3 Class C3 (Ê)
3.056% due 11/15/12	329	293
Series 2006-B1 Class B1 (Ñ)(Ê)
2.866% due 04/15/13	800	727
Series 2006-B2 Class B (Ñ)(Ê)
2.816% due 10/15/12	738	685
Series 2006-C3 Class C3 (Ê)
2.946% due 06/15/11	415	398
Series 2007-A17 Class A
5.120% due 10/15/14	105	106
CIT Mortgage Loan Trust (Ê)(Å)
Series 2007-1 Class 2A1
3.895% due 05/25/09	1,329	1,196
Series 2007-1 Class 2A2
4.145% due 10/01/37	400	260
Series 2007-1 Class 2A3
4.345% due 10/01/37	747	411
Citibank Credit Card Issuance Trust
Series 2006-B1 Class B1 (Ê)
2.851% due 03/07/11	4,000	3,903
Series 2007-A1 Class A1 (Ê)
2.589% due 03/22/12	725	712
Series 2007-A8 Class A8
5.650% due 09/20/19	335	331
Citigroup Mortgage Loan Trust, Inc. (Ê)
Series 2006-AMC Class A2B
3.055% due 09/25/36	1,570	1,295
Series 2006-NC1 Class A2A
2.965% due 08/25/36	87	87
Series 2006-NC2 Class A2A
2.935% due 09/25/36	494	486

Fixed Income III Fund	57

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-NC2 Class A2B
3.055% due 09/25/36	4,670	3,373
Series 2006-WFH Class A1
2.639% due 08/25/36	73	72
Series 2007-AHL Class A3A
2.955% due 05/25/37	2,087	1,949
Series 2007-AMC Class A2A
2.955% due 05/25/37	2,152	2,066
Countrywide Asset-Backed Certificates
Series 2004-13 Class AF3
3.989% due 02/25/31	16	16
Series 2004-AB2 Class M3 (Ê)
3.495% due 05/25/36	230	149
Series 2004-BC1 Class M1 (Ê)
3.395% due 02/25/34	159	129
Series 2004-S1 Class A2
3.872% due 03/25/20	41	39
Series 2005-7 Class 3AV3 (Ê)
3.305% due 06/25/35	2,000	1,955
Series 2005-11 Class 3AV2 (Ê)
3.185% due 02/25/36	1,888	1,847
Series 2005-16 Class 2AF1 (Ê)
3.045% due 05/25/36	104	102
Series 2005-AB1 Class A2 (Ê)
3.105% due 10/25/34	1,498	1,488
Series 2006-1 Class AF3
5.348% due 07/25/36	100	91
Series 2006-2 Class 2A2 (Ê)
3.085% due 06/25/36	589	546
Series 2006-3 Class 2A2 (Ê)
3.075% due 06/25/36	1,050	995
Series 2006-6 Class 2A3 (Ê)
3.175% due 09/25/36	5,285	3,370
Series 2006-11 Class 1AF4
6.300% due 09/25/46	405	350
Series 2006-13 Class 1AF3
5.944% due 01/25/37	1,035	978
Series 2006-15 Class A3
5.689% due 10/25/46	260	236
Series 2006-17 Class 2A1 (Ê)
2.945% due 03/25/47	161	159
Series 2006-BC1 Class 2A2 (Ê)
3.075% due 04/25/36	189	184
Series 2006-S2 Class A2
5.627% due 07/25/27	385	290
Series 2006-S3 Class A2
6.085% due 06/25/21	540	315
Series 2006-S6 Class A2
5.519% due 03/25/34	555	523

	Principal Amount ($) or Shares	Market Value $
Series 2006-S7 Class A3
5.712% due 11/25/35	2,575	931
Series 2006-S9 Class A3
5.728% due 08/25/36	665	548
Series 2007-4 Class A2
5.530% due 03/25/37	540	512
Series 2007-7 Class 2A1 (Ê)
2.975% due 10/25/37	788	760
Countrywide Home Equity Loan Trust (Ê)
Series 2006-HW Class 2A1B
2.866% due 11/15/36	1,283	1,077
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-AGE Class A2
4.640% due 02/25/32	282	282
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB5 Class A1 (Ê)
2.955% due 06/25/36	104	103
Series 2007-CB1 Class AF2
5.721% due 01/25/37	335	301
CSAB Mortgage Backed Trust
Series 2006-3 Class A1B2 (Ê)
2.990% due 11/25/36	242	229
Series 2006-4 Class A1A
5.868% due 12/25/36	574	547
Dunkin Securitization (Þ)
Series 2006-1 Class A2
5.779% due 06/20/31	860	774
FBR Securitization Trust (Ê)
Series 2005-2 Class AV3A
3.185% due 09/25/35	2,961	2,798
Fieldstone Mortgage Investment Corp. (Ê)
Series 2006-1 Class A2
3.085% due 05/25/36	1,605	1,340
Series 2006-3 Class 2A3
3.055% due 11/25/36	820	530
Series 2006-3 Class M1
3.155% due 11/25/36	665	186
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2005-FF4 Class 2A3
3.115% due 05/25/35	37	37
Series 2005-FF8 Class A2C
3.165% due 09/25/35	3,107	3,001
Series 2005-FF9 Class A2
3.015% due 10/25/35	37	37

58	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-FFH Class A2B
3.145% due 06/25/36	471	470
Series 2006-FF1 Class 2A1
2.935% due 08/25/36	336	329
Series 2006-FF1 Class A2
2.945% due 07/25/36	222	218
2.955% due 10/25/36	250	228
Series 2006-FF1 Class A3
2.945% due 11/25/36	571	542
Series 2006-FF2 Class A2
2.965% due 02/25/36	50	50
Series 2006-FF9 Class M1
3.145% due 06/25/36	3,150	970
First USA Credit Card Master Trust (Ê)
Series 1998-6 Class A
2.892% due 04/18/11	1,200	1,199
Ford Credit Auto Owner Trust (Ê)
Series 2008-A Class A2
3.316% due 07/15/10	2,000	1,994
Fremont Home Loan Trust (Ê)
Series 2006-3 Class 2A1
2.965% due 02/25/37	124	120
Series 2006-3 Class 2A2
3.015% due 02/25/37	2,290	2,009
Series 2006-A Class 2A2
2.995% due 05/25/36	300	291
Series 2006-A Class M2
3.215% due 05/25/36	270	98
Series 2006-D Class 2A1
2.955% due 11/25/36	493	457
Series 2006-E Class 2A1
2.955% due 01/25/37	264	247
GE Capital Credit Card Master Note Trust
Series 2005-3 Class B (Ê)
3.016% due 06/15/13	296	266
Series 2006-1 Class A
5.080% due 09/15/12	832	845
Series 2006-1 Class B (Ê)
2.826% due 09/15/12	500	477
GMAC Mortgage Corp. Loan Trust
Series 2004-HE5 Class A3
3.970% due 09/25/34	3	3
Series 2007-HE2 Class A2
6.054% due 12/25/37	560	332
Series 2007-HE3 Class 1A1
7.000% due 09/25/37	318	182
Series 2007-HE3 Class 2A1
7.000% due 09/25/37	362	203

	Principal Amount ($) or Shares	Market Value $
Green Tree Financial Corp.
Series 1994-1 Class A5
7.650% due 04/15/19	738	754
Series 1994-3 Class A5
8.400% due 06/15/19	623	644
Series 1994-5 Class A5
8.300% due 12/15/19	1,096	1,130
GSAA Trust
Series 2006-2 Class 2A3 (Ê)
3.165% due 12/25/35	595	442
Series 2006-4 Class 1A2
5.940% due 03/25/36	422	267
GSAMP Trust (Ê)
Series 2003-HE2 Class M1
3.545% due 08/25/33	192	150
Series 2004-SEA Class A2A
3.185% due 03/25/34	71	70
Series 2006-FM1 Class A2C
3.055% due 04/25/36	500	384
Series 2006-FM2 Class A2A
2.965% due 09/25/36	589	576
Series 2006-HE4 Class A2A
2.965% due 06/25/36	101	100
Series 2007-H1 Class M1
3.235% due 02/25/37	1,369	338
HFC Home Equity Loan Asset Backed Certificates (Ê)
Series 2005-1 Class A
3.090% due 01/20/34	530	438
Series 2007-3 Class A1
3.600% due 11/20/36	1,147	1,143
Series 2007-3 Class APT
4.000% due 11/20/36	1,362	1,151
Home Equity Asset Trust (Ê)
Series 2005-5 Class 2A2
3.145% due 11/25/35	1,609	1,574
Series 2005-7 Class M1
3.345% due 01/25/36	2,375	1,559
Series 2006-3 Class 2A2
3.025% due 07/25/36	2,125	2,084
Series 2006-4 Class M3
3.255% due 08/25/36	479	144
Series 2006-7 Class 2A3
3.045% due 01/25/37	1,000	662
Household Automotive Trust
Series 2006-1 Class A3
5.430% due 06/17/11	1,679	1,691
Series 2006-2 Class A3
5.610% due 08/17/11	537	544

Fixed Income III Fund	59

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Household Credit Card Master Note Trust I
Series 2006-1 Class A
5.100% due 06/15/12	465	469
Series 2006-1 Class B (Ê)
2.856% due 06/15/12	264	251
HSI Asset Securitization Corp. Trust (Ê)
Series 2006-HE1 Class 2A1
2.945% due 10/25/36	907	843
Series 2006-HE2 Class 2A1
2.945% due 12/25/36	191	180
Series 2006-HE2 Class M1
3.135% due 12/25/36	260	56
Series 2006-OPT Class 2A1
2.975% due 12/25/35	5	5
Indymac Residential Asset Backed Trust (Ê)
Series 2006-H2 Class A
2.828% due 06/28/36	617	538
IXIS Real Estate Capital Trust (Ê)
Series 2006-HE2 Class M2
3.215% due 08/25/36	921	348
Series 2006-HE3 Class A1
2.945% due 10/25/36	579	565
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-CW1 Class A2
2.935% due 07/25/28	17	17
Series 2006-HE1 Class A2
2.975% due 01/25/36	37	37
Series 2006-WMC Class A2
2.945% due 07/25/30	145	143
2.945% due 08/25/36	359	352
Series 2006-WMC Class A3
3.015% due 03/25/36	754	738
Series 2007-HE1 Class AV1
2.955% due 04/25/09	461	431
Lehman XS Trust (Ê)
Series 2005-1 Class 2A2
4.660% due 07/25/35	168	127
Series 2006-2N Class 1A2
3.235% due 02/25/46	619	387
Series 2005-5N Class 3A1A
3.195% due 11/25/35	723	593
Series 2005-9N Class 1A1
3.165% due 02/25/36	916	747
Series 2006-16N Class A1A
2.975% due 11/25/46	361	343

	Principal Amount ($) or Shares	Market Value $
Series 2006-16N Class A4A
3.085% due 11/25/46	1,206	939
Long Beach Mortgage Loan Trust (Ê)
Series 2002-5 Class M1
4.140% due 11/25/32	843	652
Series 2003-3 Class M1
4.020% due 07/25/33	1,489	1,233
Series 2004-4 Class 1A1
3.175% due 10/25/34	9	8
Series 2004-6 Class A3
3.545% due 11/25/34	880	745
Series 2005-3 Class 2A2
3.175% due 09/25/35	423	409
Series 2005-WL2 Class 3A3
3.165% due 08/25/35	1,283	1,250
Series 2005-WL3 Class 2A2A
3.035% due 11/25/35	2,352	2,317
Series 2006-4 Class 2A1
2.945% due 05/25/36	105	104
Mastr Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2
5.370% due 08/25/33	99	58
Series 2006-AM3 Class A1
2.955% due 10/25/36	34	33
Series 2006-WMC Class A1
2.965% due 02/25/36	8	8
Series 2006-WMC Class M1
3.125% due 10/25/36	1,250	318
Mastr Specialized Loan Trust (Þ)
Series 2005-2 Class A2
5.006% due 07/25/35	141	109
MBNA Credit Card Master Note Trust (Ê)
Series 2003-B5 Class B5
3.086% due 02/15/11	500	495
Series 2003-C3 Class C3
4.066% due 10/15/10	85	85
Series 2003-C6 Class C6
3.896% due 12/15/10	1,700	1,689
Series 2005-C3 Class C
2.986% due 03/15/11	3,195	3,127
MBNA Master Credit Card Trust
Series 2000-E Class A
7.800% due 10/15/12	705	750
Merrill Lynch Mortgage Investors, Inc. (Ê)
Series 2006-HE1 Class A2A
2.975% due 12/25/36	66	66
Series 2006-RM1 Class A2A
2.965% due 02/25/37	48	48

60	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mid-State Trust
Series 2003-11 Class A1
4.864% due 07/15/38	47	45
Series 2004-1 Class A
6.005% due 08/15/37	46	46
Series 2005-1 Class A
5.745% due 01/15/40	131	102
Series 2006-1 Class A (Þ)
5.787% due 10/15/40	225	216
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M1
3.945% due 09/25/33	750	580
Series 2003-NC8 Class M3
6.045% due 09/25/33	64	35
Series 2006-HE1 Class A2
3.015% due 01/25/36	628	626
Series 2006-HE1 Class A3
3.075% due 01/25/36	3,835	3,671
Series 2006-HE2 Class M1
3.225% due 03/25/36	4,013	2,486
Series 2006-HE2 Class M2
3.245% due 03/25/36	483	221
Series 2006-HE3 Class A2A
2.935% due 04/25/36	5	5
Series 2006-HE3 Class A2C
3.055% due 04/25/36	490	444
Series 2006-HE3 Class M2
3.195% due 04/25/36	4,815	2,028
Series 2006-HE4 Class A1
2.935% due 06/25/36	56	56
Series 2006-HE5 Class A2C
3.035% due 08/25/36	2,000	1,542
Series 2006-HE8 Class A2C
3.035% due 10/25/36	1,755	1,355
Series 2006-WMC Class A2C
3.045% due 06/25/36	2,265	1,655
Series 2006-WMC Class A2FP
2.945% due 07/25/36	344	328
Morgan Stanley Home Equity Loans (Ê)
Series 2006-1 Class A2A
2.975% due 12/25/35	18	18
Series 2006-3 Class A1
2.945% due 04/25/36	2	2
Morgan Stanley Mortgage Loan Trust (Ê)
Series 2006-17X Class A1
3.015% due 10/25/46	262	237
Nationstar Home Equity Loan Trust (Ê)
Series 2006-B Class AV1
2.965% due 09/25/36	228	225

	Principal Amount ($) or Shares	Market Value $
New Century Home Equity Loan Trust (Ê)
Series 2004-4 Class M2
3.425% due 02/25/35	380	289
Series 2006-1 Class M2
3.255% due 05/25/36	1,555	844
Newcastle Mortgage Securities Trust (Ê)
Series 2006-1 Class A1
2.965% due 03/25/36	12	12
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2
5.445% due 04/25/33	77	36
Series 2003-3 Class M3
4.895% due 06/25/33	60	13
Series 2003-4 Class M2
4.545% due 07/25/33	49	29
Series 2005-2 Class A5
3.225% due 05/25/35	609	588
Series 2005-3 Class A4
3.145% due 08/25/35	903	899
Series 2005-4 Class A3
3.155% due 11/25/35	413	396
Series 2006-1 Class 2A2
3.025% due 01/25/36	2,252	2,205
Park Place Securities, Inc. (Ê)
Series 2004-MCW Class A1
3.207% due 10/25/34	389	330
Series 2005-WCW Class M1
3.345% due 09/25/35	375	274
Popular ABS Mortgage Pass-Through Trust
Series 2005-6 Class A3
5.680% due 01/25/36	415	412
RAAC Series (Ê)
Series 2006-SP1 Class A1
2.995% due 09/25/45	9	8
Renaissance Home Equity Loan Trust
Series 2005-1 Class M1
5.357% due 05/25/35	190	135
Series 2005-2 Class AF4
4.934% due 08/25/35	205	188
Series 2005-4 Class A3
5.565% due 02/25/36	103	102
Series 2006-1 Class AF3
5.608% due 05/25/36	200	194
Series 2006-1 Class AF6
5.746% due 05/25/36	320	248
Series 2006-1 Class AV1 (Ê)
2.975% due 05/25/36	26	26

Fixed Income III Fund	61

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-2 Class AV1 (Ê)
2.945% due 08/25/36	41	41
Series 2006-3 Class AF1
5.917% due 11/25/36	183	183
Series 2007-1 Class AF2
5.512% due 04/25/37	575	537
Series 2007-2 Class AF2
5.675% due 06/25/37	390	365
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	324	280
Series 2006-RZ3 Class A1 (Ê)
2.965% due 08/25/36	292	286
Series 2006-RZ4 Class A1A (Ê)
2.975% due 10/25/36	292	280
Residential Asset Securities Corp.
Series 2001-KS3 Class AII (Ê)
3.355% due 09/25/31	38	33
Series 2003-KS2 Class MI1
4.800% due 04/25/33	759	447
Series 2003-KS2 Class MI3
6.100% due 04/25/33	135	25
Series 2003-KS4 Class AIIB (Ê)
3.475% due 06/25/33	90	80
Series 2005-AHL Class A2 (Ê)
3.165% due 07/25/35	149	146
Series 2005-KS6 Class A3 (Ê)
3.125% due 07/25/35	1,218	1,207
Series 2005-KS8 Class A3 (Ê)
3.155% due 08/25/35	986	976
Series 2006-KS1 Class A2 (Ê)
3.035% due 02/25/36	436	431
Series 2006-KS2 Class A2 (Ê)
3.025% due 03/25/36	1,396	1,379
Series 2006-KS3 Class AI2 (Ê)
3.015% due 04/25/36	526	517
Residential Funding Mortgage Securities II, Inc. (Ê)
Series 2006-HI1 Class A1
3.005% due 02/25/36	42	42
Saxon Asset Securities Trust (Ê)
Series 2005-4 Class A2C
3.145% due 11/25/37	1,101	1,077
Series 2006-3 Class A1
2.955% due 10/25/46	286	277
SBI Heloc Trust (Ê)(Þ)
Series 2006-1A Class 1A2A
3.065% due 08/25/36	192	185

	Principal Amount ($) or Shares	Market Value $
Securitized Asset Backed Receivables LLC Trust (Ê)
Series 2005-HE1 Class A1A (Å)
3.195% due 10/25/35	4,019	3,953
Series 2006-FR4 Class A2A
2.975% due 08/25/36	3,220	2,916
Series 2006-HE1 Class M1
3.195% due 05/25/36	1,203	367
Series 2006-OP1 Class A2B
3.095% due 10/25/35	356	350
Series 2007-NC1 Class A2B
3.045% due 12/25/36	600	373
SG Mortgage Securities Trust (Ê)
Series 2006-FRE Class A2B
3.075% due 02/25/36	935	768
SLC Student Loan Trust (Ê)
Series 2007-1 Class A1
3.045% due 02/15/15	519	516
SLM Student Loan Trust (Ê)
Series 2006-3 Class A2
2.920% due 01/25/16	28	28
Series 2006-8 Class A2
2.920% due 10/25/16	449	445
Series 2007-3 Class A1
2.910% due 10/27/14	943	937
Series 2008-2 Class A1
3.220% due 01/26/15	195	195
Small Business Administration Participation Certificates
Series 2005-20G Class 1
4.750% due 07/01/25	1,348	1,318
Soundview Home Equity Loan Trust
Series 2005-4 Class 2A3 (Ê)
3.125% due 03/25/36	2,059	2,022
Series 2005-OPT Class 2A3 (Ê)
3.155% due 12/25/35	1,166	1,063
Series 2006-EQ1 Class A1 (Ê)
2.945% due 10/25/36	142	139
Series 2006-EQ2 Class A1 (Ê)
2.975% due 01/25/37	1,168	1,134
Series 2006-OPT Class A2 (Ê)
3.015% due 05/25/36	195	193
Series 2006-OPT Class M3 (Ê)
3.215% due 07/25/36	801	268
Series 2006-WF1 Class A1F
5.998% due 10/25/36	1,970	1,946
Series 2006-WF1 Class A2
5.645% due 10/25/36	695	666

62	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Specialty Underwriting & Residential Finance (Ê)
Series 2005-BC4 Class A2B
3.125% due 09/25/36	1,815	1,749
Series 2006-AB1 Class A1
2.975% due 12/25/36	36	35
Series 2006-AB2 Class A2A
2.935% due 06/25/37	137	136
Series 2006-BC1 Class A2B
3.045% due 12/25/36	2,500	2,431
Series 2006-BC3 Class M2
3.185% due 06/25/37	561	241
Series 2006-BC5 Class A2D
3.045% due 11/25/37	4,980	3,893
Series 2006-BC5 Class M1
3.135% due 11/25/37	900	241
Structured Asset Investment Loan Trust (Ê)
Series 2003-BC1 Class 3A
3.575% due 11/25/33	12	11
Series 2003-BC1 Class A2
3.575% due 01/25/33	1,210	1,100
Series 2005-3 Class M2
3.335% due 04/25/35	210	140
Series 2005-6 Class A8
3.135% due 07/25/35	731	725
Series 2005-7 Class A4
3.085% due 08/25/35	1,224	1,203
Series 2006-BNC Class A2
2.935% due 09/25/36	406	397
Series 2006-BNC Class A3
3.045% due 09/25/36	6,000	4,105
Structured Asset Securities Corp.
Series 2001-SB1 Class A2
3.375% due 08/25/31	199	166
Series 2004-16X Class A2
4.910% due 08/25/34	6	6
Series 2004-19X Class A2
4.370% due 10/25/34	105	103
Series 2005-GEL Class A (Ê)
3.245% due 12/25/34	92	88
Series 2006-BC3 Class A2 (Ê)
2.945% due 10/25/36	942	913
Series 2006-BC6 Class A4 (Ê)
3.065% due 01/25/37	1,050	759
Terwin Mortgage Trust (Þ)
Series 2006-2HG Class A1
4.500% due 03/25/37	345	162

	Principal Amount ($) or Shares	Market Value $
Triad Auto Receivables Owner Trust
Series 2006-C Class A3
5.260% due 11/14/11	1,688	1,662
Series 2007-A Class A2
5.350% due 03/14/11	1,156	1,156
TXU Electric Delivery Transition Bond Co. LLC
Series 2004-1 Class A2
4.810% due 11/17/14	100	100
USAA Auto Owner Trust
Series 2008-1 Class A3
4.160% due 04/16/12	295	292
Wachovia Auto Loan Owner Trust (Ê)
Series 2008-1 Class A2B
3.650% due 03/21/11	2,000	1,995
Washington Mutual Asset-Backed Certificates (Ê)
Series 2006-HE2 Class A1
2.935% due 05/25/36	58	57
Wells Fargo Home Equity Trust (Ê)
Series 2006-3 Class A1
2.945% due 01/25/37	177	172

		222,862

Certificates of Deposit - 0.1%
Bank of Ireland Governor & Co.
4.298% due 01/15/10	2,200	2,162

Corporate Bonds and Notes - 18.3%
Abbott Laboratories
5.875% due 05/15/16	285	300
5.600% due 11/30/17	256	265
AbitibiBowater, Inc.
9.000% due 08/01/09	785	648
Ace Capital Trust II
9.700% due 04/01/30	375	433
AES Corp. (The)
9.500% due 06/01/09	375	389
Aetna, Inc.
6.750% due 12/15/37	560	550
AIG SunAmerica Global Financing VI (Å)
Series 144a 6.300% due 05/10/11	630	652
Alamosa Delaware, Inc.
8.500% due 01/31/12	195	181
Allied Waste North America, Inc.
Series B 7.125% due 05/15/16	160	161

Fixed Income III Fund	63

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Allison Transmission (Ñ)(Þ)
Series 144a 11.000% due 11/01/15	770	757
Allstate Life Global Funding Trusts
Series MTN 5.375% due 04/30/13	500	508
American Airlines, Inc.
Series 01-1
6.817% due 11/23/12	1,655	1,531
6.977% due 05/23/21	54	48
American Electric Power Co., Inc.
Series C 5.375% due 03/15/10	40	41
American Express Bank FSB
Series BKNT
5.500% due 04/16/13 (Ñ)	2,475	2,476
6.000% due 09/13/17	100	101
American Express Centurion Bank
Series BKN1
6.000% due 09/13/17	100	101
Series BKNT (Ê)
2.738% due 06/12/09	800	793
American Express Co.
7.000% due 03/19/18	400	430
American Express Credit Corp. (Ê)
Series MTN 2.784% due 11/09/09	200	198
American General Finance Corp.
6.900% due 12/15/17	800	791
Series MTN
4.875% due 05/15/10	425	422
American International Group, Inc.
4.700% due 10/01/10	440	440
5.375% due 10/18/11	560	568
5.050% due 10/01/15	765	737
6.250% due 03/15/87	700	617
Series 144a (Ê)(Þ)
2.763% due 06/16/09	300	300
Series MTN
5.850% due 01/16/18	1,900	1,899
Americo Life, Inc. (Å)
Series 144a 7.875% due 05/01/13	100	103
Ameriprise Financial, Inc.
7.518% due 06/01/66	2,155	1,990
AmerisourceBergen Corp.
5.875% due 09/15/15	15	15
Series WI
5.625% due 09/15/12	795	793

	Principal Amount ($) or Shares	Market Value $
Anadarko Petroleum Corp.
5.950% due 09/15/16	225	231
ANZ Capital Trust (ƒ)(Þ)
Series 144a 4.484% due 12/31/49	575	541
Apache Corp.
5.250% due 04/15/13	425	436
Appalachian Power Co.
Series O 5.650% due 08/15/12	185	187
ARAMARK Corp.
Series WI
6.739% due 02/01/15 (Ê)	325	313
8.500% due 02/01/15 (Ñ)	480	500
ArcelorMittal USA
6.500% due 04/15/14	570	584
Arizona Public Service Co.
5.800% due 06/30/14	150	144
6.250% due 08/01/16	500	478
AT&T Corp.
7.300% due 11/15/11	335	360
8.000% due 11/15/31	665	800
AT&T, Inc.
3.195% due 02/05/10 (Ê)	200	199
4.950% due 01/15/13	100	101
5.500% due 02/01/18	100	100
6.300% due 01/15/38	2,215	2,211
Atmos Energy Corp.
6.350% due 06/15/17	210	210
Avista Capital Trust III
6.500% due 04/01/34	360	363
Axcan Intermediate Holdings, Inc. (Å)
9.250% due 03/01/15	1,000	1,002
BAE Systems Holdings, Inc. (Þ)
Series 144a 6.400% due 12/15/11	2,580	2,684
Bank of America Corp.
3.155% due 11/06/09 (Ê)	200	198
5.375% due 09/11/12 (Ñ)	1,100	1,132
5.625% due 10/14/16	145	147
6.000% due 09/01/17	975	1,015
5.750% due 12/01/17	2,300	2,344
5.650% due 05/01/18	1,360	1,358
8.000% due 12/29/49 (ƒ)	9,175	9,334
8.125% due 12/29/49 (ƒ)	2,600	2,657
Bank of America NA (Ê)
Series BKNT 2.901% due 06/12/09	1,300	1,294

64	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bank of New York Mellon Corp. (The)
Series MTN 5.125% due 11/01/11	725	739
Bear Stearns Cos., Inc. (The)
5.550% due 01/22/17 (Ñ)	520	503
6.400% due 10/02/17	1,575	1,625
7.250% due 02/01/18	2,235	2,444
Series MTN (Ê)
2.979% due 07/16/09	2,200	2,121
3.160% due 08/21/09 (Ñ)	1,300	1,278
BellSouth Corp.
6.550% due 06/15/34	85	85
Bellsouth Telecommunications, Inc.
7.000% due 12/01/95	680	677
BNP Paribas Capital Trust (ƒ)(Å)
Series 144a 9.003% due 12/29/49	850	870
Boardwalk Pipelines, LP
5.875% due 11/15/16	425	414
Boeing Capital Corp.
6.100% due 03/01/11	120	126
Boston Scientific Corp.
6.400% due 06/15/16	1,430	1,380
BP AMI Leasing, Inc. (Ê)(Þ)
Series 144a 2.616% due 06/26/09	1,000	1,000
Bristol-Myers Squibb Co.
5.450% due 05/01/18	75	76
Burlington Northern Santa Fe Corp.
6.750% due 07/15/11	20	21
5.650% due 05/01/17	370	372
6.875% due 12/01/27	60	62
Caesars Entertainment, Inc. (Ñ)
8.125% due 05/15/11	2,100	1,777
Capmark Financial Group, Inc.
5.875% due 05/10/12	1,090	906
6.300% due 05/10/17	1,385	1,008
Cargill, Inc. (Þ)
Series 144a 5.200% due 01/22/13	800	799
Carolina Power & Light Co.
6.500% due 07/15/12	45	48
Catlin Insurance Co., Ltd. (ƒ)(Å)
Series 144a 7.249% due 12/31/49	200	167
CCH I Holdings LLC/CCH I Holdings Capital Corp. (Ñ)
13.500% due 01/15/14	1,220	848

	Principal Amount ($) or Shares	Market Value $
CenterPoint Energy Houston Electric LLC
Series J2 5.700% due 03/15/13	135	139
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	255	257
6.250% due 02/01/37	55	51
Series B
7.875% due 04/01/13	675	737
Charter Communications, Inc. (Ñ)(Þ)
Series 144a 10.875% due 09/15/14	855	904
Chubb Corp.
6.000% due 05/11/37	325	304
6.375% due 03/29/67 (Ñ)	450	420
CIT Group, Inc.
3.100% due 06/08/09 (Ê)	100	90
Series MTN (Ê)
3.190% due 08/17/09	700	607
Citigroup Capital XXI
8.300% due 12/21/57	1,305	1,332
Citigroup Funding, Inc. (Ê)
Series MTN 2.606% due 06/26/09	400	393
Citigroup, Inc.
2.701% due 12/28/09 (Ê)	700	686
6.500% due 01/18/11	210	217
5.500% due 08/27/12	600	601
5.300% due 10/17/12	200	199
5.500% due 04/11/13	2,465	2,480
5.850% due 07/02/13	1,550	1,568
4.700% due 05/29/15	170	158
5.850% due 08/02/16	150	151
6.000% due 08/15/17	500	502
6.125% due 11/21/17	1,335	1,355
6.125% due 08/25/36	200	184
6.875% due 03/05/38	875	905
8.400% due 04/29/49 (ƒ)	2,790	2,824
Citizens Communications Co.
9.250% due 05/15/11 (Ñ)	250	264
9.000% due 08/15/31	910	839
Clorox Co.
4.200% due 01/15/10	155	155
CNA Financial Corp.
6.500% due 08/15/16	275	270
Columbus Southern Power Co.
Series C 5.500% due 03/01/13	75	76

Fixed Income III Fund	65

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/22	250	304
Comcast Cable Communications LLC
6.750% due 01/30/11	140	145
Comcast Cable Holdings LLC
9.800% due 02/01/12	350	395
7.875% due 08/01/13	670	728
Comcast Corp.
3.010% due 07/14/09 (Ê)	500	491
5.500% due 03/15/11	525	529
6.500% due 01/15/15	105	110
5.900% due 03/15/16	530	536
6.500% due 01/15/17	210	219
6.300% due 11/15/17	2,615	2,717
5.875% due 02/15/18	100	100
6.500% due 11/15/35	225	225
6.450% due 03/15/37	425	423
6.950% due 08/15/37	385	407
Comcast Holdings Corp.
10.625% due 07/15/12	475	559
Commonwealth Edison Co.
6.150% due 09/15/17	330	338
6.950% due 07/15/18	100	101
6.450% due 01/15/38	135	133
Series 100
5.875% due 02/01/33	300	275
Series 105
5.400% due 12/15/11	225	228
Series 98
6.150% due 03/15/12	220	228
Community Health Systems, Inc.
Series WI 8.875% due 07/15/15	1,660	1,726
ConAgra Foods, Inc.
7.000% due 10/01/28	135	134
Consolidated Natural Gas Co.
Series C 6.250% due 11/01/11	80	83
Constellation Brands, Inc. (Ñ)
Series B 8.125% due 01/15/12	620	632
Continental Airlines, Inc.
Series 01-1 6.503% due 06/15/11	970	951
Cooper Industries, Inc.
Series WI 5.250% due 11/15/12	165	168
Costco Wholesale Corp.
5.500% due 03/15/17	200	204

	Principal Amount ($) or Shares	Market Value $
Countrywide Home Loans, Inc.
Series MTN
4.125% due 09/15/09	450	420
Series MTNK
5.625% due 07/15/09	300	285
COX Communications, Inc.
4.625% due 01/15/10	1,110	1,105
Series 144a (Þ)
5.875% due 12/01/16	175	177
Credit Suisse USA, Inc.
4.875% due 08/15/10	130	132
5.250% due 03/02/11	210	214
5.500% due 08/15/13	55	56
4.875% due 01/15/15	175	170
CSC Holdings, Inc.
Series B
8.125% due 07/15/09	620	632
8.125% due 08/15/09	515	525
Series WI (Ñ)
6.750% due 04/15/12	160	157
CVS Caremark Corp.
5.750% due 06/01/17	310	314
Daimler Finance North America LLC
8.500% due 01/18/31	150	173
Series MTN (Ê)
3.562% due 08/03/09	400	394
Darden Restaurants, Inc.
6.200% due 10/15/17	210	204
6.800% due 10/15/37	240	222
Dayton Power & Light Co. (The)
5.125% due 10/01/13	395	403
DCP Midstream LLC
6.875% due 02/01/11	20	21
Delhaize America, Inc.
9.000% due 04/15/31	309	382
Delta Air Lines, Inc.
6.821% due 08/10/22	589	565
Series 00-1
7.379% due 05/18/10	325	323
7.570% due 11/18/10	1,060	1,028
Series 01-1
7.111% due 09/18/11	250	244
Detroit Edison Co. (The)
6.350% due 10/15/32	130	131
Developers Diversified Realty Corp.
4.625% due 08/01/10	355	345
5.250% due 04/15/11	70	67
5.375% due 10/15/12	460	429

66	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Devon Financing Corp. ULC
7.875% due 09/30/31	350	426
Dex Media West LLC/Dex Media Finance Co.
Series B 8.500% due 08/15/10	625	614
DirecTV Holdings LLC/DirecTV Financing Co.
8.375% due 03/15/13	250	257
Discover Financial Services (Ê)
Series WI 3.431% due 06/11/10	1,270	1,267
Dominion Resources, Inc.
Series 06-B (Ñ)
6.300% due 09/30/66	530	485
Series A
5.200% due 01/15/16	545	531
Series B
6.250% due 06/30/12	263	276
DPL, Inc.
6.875% due 09/01/11	561	583
Dr Pepper Snapple Group, Inc.
Series 144a (Å)
6.820% due 05/01/18	1,000	1,037
7.450% due 05/01/38 (Ñ)	250	268
Drummond Co., Inc. (Þ)
Series 144a 7.375% due 02/15/16	470	424
E*Trade Financial Corp. (Þ)
Series 144a 12.500% due 11/30/17	1,435	1,485
Echostar DBS Corp.
7.125% due 02/01/16	500	491
El Paso Corp.
8.050% due 10/15/30	300	322
Series* (Ñ)
9.625% due 05/15/12	300	328
El Paso Natural Gas Co.
7.500% due 11/15/26	250	261
Elwood Energy LLC
8.159% due 07/05/26	74	71
Energy Future Holdings Corp. (Þ)
Series 144a 10.875% due 11/01/17	530	564
Energy Partners, Ltd.
Series WI 9.750% due 04/15/14	225	208
Energy Transfer Partners, LP
5.950% due 02/01/15	950	944
6.700% due 07/01/18	700	727
7.500% due 07/01/38	905	969

	Principal Amount ($) or Shares	Market Value $
Enterprise Products Operating LLC
6.500% due 01/31/19	1,055	1,088
Enterprise Products Operating, LP
4.950% due 06/01/10	275	276
8.375% due 08/01/66	545	542
7.034% due 01/15/68	75	66
Exelon Generation Co. LLC
6.200% due 10/01/17	120	119
Farmers Exchange Capital (Å)
Series 144a 7.050% due 07/15/28	1,420	1,303
Farmers Insurance Exchange (Þ)
Series 144a 6.000% due 08/01/14	255	260
FedEx Corp.
5.500% due 08/15/09	45	46
7.600% due 07/01/97	180	209
First Data Corp. (Þ)
Series 144a 9.875% due 09/24/15	770	701
First Union Institutional Capital II
7.850% due 01/01/27	640	626
FirstEnergy Corp.
Series B
6.450% due 11/15/11	745	774
Series C
7.375% due 11/15/31	275	304
Fiserv, Inc.
6.125% due 11/20/12	600	610
Florida Power & Light Co.
5.950% due 02/01/38	185	188
Ford Motor Co.
7.450% due 07/16/31	1,570	1,174
Ford Motor Credit Co. LLC
7.375% due 02/01/11	100	92
9.875% due 08/10/11	2,870	2,777
7.250% due 10/25/11	195	176
5.460% due 01/13/12 (Ê)	520	437
7.800% due 06/01/12	310	277
7.000% due 10/01/13 (Ñ)	60	52
8.000% due 12/15/16 (Ñ)	330	289
Series WI
9.750% due 09/15/10	655	636
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/17	1,545	1,707
Freescale Semiconductor, Inc.
Series WI
8.875% due 12/15/14	580	510
10.125% due 12/15/16 (Ñ)	700	551

Fixed Income III Fund	67

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

General Electric Capital Corp.
5.625% due 05/01/18	760	768
5.875% due 01/14/38	2,765	2,636
6.375% due 11/15/67	5,200	5,205
Series GMTN
2.931% due 03/12/10 (Ê)(Ñ)	200	198
5.500% due 04/28/11	400	416
Series MTN (Ê)
2.937% due 10/26/09	1,400	1,382
2.888% due 01/20/10	1,100	1,094
2.928% due 01/08/16	100	92
Series MTNA
4.250% due 12/01/10 (Ñ)	55	56
5.875% due 02/15/12	60	63
5.450% due 01/15/13	1,150	1,188
General Electric Co.
5.000% due 02/01/13	45	46
5.250% due 12/06/17	700	697
General Mills, Inc. 5.650% due 09/10/12	270	278
General Motors Corp. (Ñ)
8.375% due 07/15/33	1,485	1,130
Genworth Life Institutional Funding Trust (Å)
Series MTN 5.875% due 05/03/13	510	510
Georgia-Pacific LLC (Ø)
9.500% due 12/01/11	445	469
Glencore Nickel, Ltd.
9.000% due 12/01/14	235	—
GMAC LLC
5.750% due 05/21/10	1,140	1,495
6.875% due 09/15/11	1,825	1,521
8.000% due 11/01/31	1,530	1,158
Goldman Sachs Group, Inc. (The)
2.689% due 06/23/09 (Ê)	900	889
6.250% due 09/01/17	1,600	1,635
6.150% due 04/01/18	1,300	1,315
6.750% due 10/01/37	1,740	1,705
Series MTN (Ê)
3.150% due 11/16/09	200	197
Series MTNB
3.250% due 07/23/09	700	692
Goodyear Tire & Rubber Co. (The) (Ñ)
8.663% due 12/01/09 (Ê)	1,000	1,001
9.000% due 07/01/15	125	136
GrafTech Finance, Inc.
10.250% due 02/15/12	229	238

	Principal Amount ($) or Shares	Market Value $
GulfSouth Pipeline Co., LP (Þ)
6.300% due 08/15/17	275	275
Halliburton Co.
5.500% due 10/15/10	125	129
Harrah’s Operating Co., Inc.
5.500% due 07/01/10	200	177
6.500% due 06/01/16	955	554
Hawaiian Telcom Communications, Inc. (Ê)(Ñ)
Series B 8.580% due 05/01/13	655	262
HCA, Inc.
6.375% due 01/15/15	460	409
Series WI
9.125% due 11/15/14	625	662
9.250% due 11/15/16	750	806
9.625% due 11/15/16	250	268
HCP, Inc.
Series MTN 5.950% due 09/15/11	575	559
Health Net, Inc.
6.375% due 06/01/17	490	443
Healthsouth Corp.
10.829% due 06/15/14 (Ê)	390	396
10.750% due 06/15/16 (Ñ)	925	994
Hertz Corp. (The)
8.875% due 01/01/14	125	126
Historic TW, Inc.
8.050% due 01/15/16	540	578
6.625% due 05/15/29	55	53
HJ Heinz Co. (Þ)
Series 144a 6.428% due 12/01/20	100	101
Hospira, Inc. (Ê)
3.176% due 03/30/10	260	251
HRPT Properties Trust
5.750% due 02/15/14	1,040	952
HSBC Finance Corp.
2.878% due 10/21/09 (Ê)	300	294
4.125% due 11/16/09	105	105
8.000% due 07/15/10	45	47
6.375% due 10/15/11	380	394
6.375% due 11/27/12	395	407
5.000% due 06/30/15	605	589
HUB International Holdings, Inc. (Þ)
Series 144a 10.250% due 06/15/15	1,315	960
Huntsman LLC
11.500% due 07/15/12	500	535

68	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Idearc, Inc.
8.000% due 11/15/16	250	163
ING Capital Funding Trust III (ƒ)
8.439% due 12/29/49	875	879
Inmarsat Finance PLC
(Step Up, 10.375%, 11/15/08) Zero coupon due 11/15/12	375	370
Intelsat Corp.
9.000% due 06/15/16	1,500	1,513
International Business Machines Corp.
5.700% due 09/14/17	580	604
International Lease Finance Corp.
5.750% due 06/15/11	185	184
Series MTN
4.950% due 02/01/11	350	340
5.625% due 09/20/13	190	187
International Paper Co.
5.850% due 10/30/12	1,330	1,307
iStar Financial, Inc.
Series B 5.125% due 04/01/11	350	306
JC Penney Corp., Inc.
6.375% due 10/15/36	515	440
Jersey Central Power & Light Co.
5.625% due 05/01/16	275	266
Johnson & Johnson
5.550% due 08/15/17	95	101
5.950% due 08/15/37	115	124
JP Morgan Chase Capital XX
Series T 6.550% due 09/29/36	100	91
JPMorgan Chase & Co.
7.000% due 11/15/09	125	129
6.750% due 02/01/11 (Ñ)	70	73
5.600% due 06/01/11	235	241
6.000% due 01/15/18	5,655	5,861
Series 1 (ƒ)
7.900% due 12/31/49	3,125	3,183
Series MTN
3.202% due 05/07/10 (Ê)	600	595
5.375% due 01/15/14	495	507
JPMorgan Chase Bank
Series EMTN 6.000% due 05/22/45	2,103	1,985
JPMorgan Chase Bank NA
Series BKNT 5.875% due 06/13/16	240	243
K Hovnanian Enterprises, Inc. (Ñ)
6.000% due 01/15/10	500	390

	Principal Amount ($) or Shares	Market Value $
KAR Holdings, Inc. (Ñ)
Series WI 10.000% due 05/01/15	1,215	1,154
KBC Bank Funding Trust II (ƒ)
6.880% due 06/30/49	600	935
KBC Bank Funding Trust III (ƒ)(Þ)
Series 144a 9.860% due 11/29/49	490	523
Kerr-McGee Corp.
6.950% due 07/01/24	450	475
Kraft Foods, Inc.
4.125% due 11/12/09 (Ñ)	285	284
3.596% due 08/11/10 (Ê)	1,800	1,750
5.625% due 11/01/11	1,425	1,458
6.500% due 08/11/17	325	340
6.125% due 02/01/18	200	204
6.875% due 02/01/38	240	249
Kroger Co. (The)
7.250% due 06/01/09	175	179
L-3 Communications Corp.
Series B 6.375% due 10/15/15	250	247
LaBranche & Co., Inc.
11.000% due 05/15/12	390	398
Land O’ Lakes, Inc.
8.750% due 11/15/11	125	128
Lear Corp.
Series B 8.750% due 12/01/16	150	141
Lehman Brothers Holdings, Inc.
3.170% due 08/21/09 (Ê)	300	289
6.875% due 07/17/37	650	603
Series MTN
3.170% due 11/16/09 (Ê)	300	287
3.233% due 05/25/10 (Ê)	400	376
2.954% due 07/18/11 (Ê)	300	272
6.200% due 09/26/14	1,650	1,660
6.750% due 12/28/17	50	50
6.875% due 05/02/18	470	481
7.000% due 09/27/27	270	265
Series MTNG (Ê)
3.346% due 11/10/09	300	288
Liberty Mutual Group, Inc.
Series 144a (Þ)
7.000% due 03/15/37	1,600	1,475
7.800% due 03/15/37	2,255	2,035
Limited Brands, Inc.
6.900% due 07/15/17	240	214
7.600% due 07/15/37	355	292
Lowe’s Cos., Inc. (Ñ)
6.100% due 09/15/17	135	140
Lubrizol Corp.
4.625% due 10/01/09	430	429

Fixed Income III Fund	69

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MacDermid, Inc. (Þ)
Series 144a 9.500% due 04/15/17	1,000	955
Macys Retail Holdings, Inc.
5.350% due 03/15/12	410	382
Mandalay Resort Group (Ñ)
6.500% due 07/31/09	160	160
Manufacturers & Traders Trust Co.
5.585% due 12/28/20	334	305
Marsh & McLennan Cos., Inc.
5.150% due 09/15/10	590	580
Max USA Holdings, Ltd. (Þ)
Series 144a 7.200% due 04/14/17	400	411
McDonald’s Corp. (Ñ)
5.800% due 10/15/17	1,500	1,570
Medco Health Solutions, Inc.
6.125% due 03/15/13	335	343
7.250% due 08/15/13	1,110	1,176
Merrill Lynch & Co., Inc.
5.450% due 02/05/13	625	608
6.400% due 08/28/17	975	974
6.110% due 01/29/37	640	540
Series MTN
3.178% due 05/08/09 (Ê)	400	392
3.158% due 08/14/09 (Ê)	400	390
3.120% due 07/25/11 (Ê)	500	459
6.050% due 08/15/12	500	499
6.150% due 04/25/13	825	823
6.875% due 04/25/18	1,190	1,200
MetLife Capital Trust X (Å)
Series 144a 9.250% due 04/08/68	400	451
MetLife, Inc.
6.125% due 12/01/11	750	792
5.000% due 06/15/15	260	258
6.400% due 12/15/36	100	90
Metropolitan Life Global Funding I (Ê)(Þ)
Series MTN 3.110% due 05/17/10	800	784
Midamerican Energy Holdings Co.
Series 144a (Å)
5.750% due 04/01/18	400	406
Series WI
6.125% due 04/01/36	450	450
Midamerican Funding LLC
6.750% due 03/01/11	540	573
Miller Brewing Co. (Þ)
Series 144a 5.500% due 08/15/13	885	916

	Principal Amount ($) or Shares	Market Value $
Mohegan Tribal Gaming Authority (Ñ)
8.000% due 04/01/12	125	117
Morgan Stanley
3.212% due 05/07/09 (Ê)	200	198
Series GMTN
5.750% due 08/31/12	350	351
Series MTN
2.803% due 01/15/10 (Ê)	300	289
6.250% due 08/28/17	400	401
5.950% due 12/28/17	500	495
6.625% due 04/01/18	2,270	2,354
Natexis Ambs Co. LLC (ƒ)(Þ)
Series 144a 8.440% due 12/29/49	185	186
National Rural Utilities Cooperative Finance Corp.
5.450% due 04/10/17	660	657
5.450% due 02/01/18	205	204
Nationwide Financial Services
6.250% due 11/15/11	265	273
Nationwide Mutual Insurance Co. (Þ)
Series 144a 7.875% due 04/01/33	625	617
Neiman-Marcus Group, Inc.
7.125% due 06/01/28	1,500	1,342
Nelnet, Inc.
7.400% due 09/29/36	225	146
Nevada Power Co.
Series L
5.875% due 01/15/15	175	174
Series O
6.500% due 05/15/18	450	461
New Cingular Wireless Services, Inc.
7.875% due 03/01/11	275	297
8.750% due 03/01/31	180	222
News America Holdings, Inc.
9.250% due 02/01/13	25	29
7.750% due 12/01/45	355	397
7.900% due 12/01/95	120	130
8.250% due 10/17/96	45	51
News America, Inc.
6.650% due 11/15/37	825	853
Nextel Communications, Inc.
Series E 6.875% due 10/31/13	560	462
Nisource Finance Corp.
7.875% due 11/15/10	345	363
6.400% due 03/15/18	395	389

70	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Norfolk Southern Corp.
7.050% due 05/01/37	485	538
7.900% due 05/15/97	1,150	1,281
North Front Pass-Through Trust (Þ)
Series 144a 5.810% due 12/15/24	1,605	1,533
Nuveen Investments, Inc. (Å)
Series 144a 10.500% due 11/15/15	273	263
Ohio Power Co.
Series F 5.500% due 02/15/13	230	232
ONEOK Partners, LP
6.650% due 10/01/36	175	168
6.850% due 10/15/37	475	467
Oracle Corp.
5.750% due 04/15/18	1,550	1,578
Pacific Gas & Electric Co.
4.200% due 03/01/11	275	273
6.050% due 03/01/34	200	199
Panama Canal Railway Co. (Å)
Series 144a 7.000% due 11/01/26	500	457
PartnerRe Finance II
6.440% due 12/01/66	75	60
Peabody Energy Corp.
7.875% due 11/01/26	100	104
Pepco Holdings, Inc. (Ê)
3.701% due 06/01/10	625	623
Phoenix Life Insurance Co. (Þ)
Series 144a 7.150% due 12/15/34	525	522
Pilgrim’s Pride Corp.
7.625% due 05/01/15	83	79
PNC Bank NA
Series BKNT 6.875% due 04/01/18	450	465
Popular North America Capital Trust I (Ñ)
6.564% due 09/15/34	215	148
Power Contract Financing LLC (Þ)
Series 144a 6.256% due 02/01/10	74	75
Pride International, Inc.
7.375% due 07/15/14	780	814
Principal Life Income Funding Trusts
5.300% due 04/24/13	400	405
Progress Energy, Inc.
7.100% due 03/01/11	257	273
7.750% due 03/01/31	140	166

	Principal Amount ($) or Shares	Market Value $
Prudential Financial, Inc.
Series MTN 6.000% due 12/01/17	345	348
Qwest Corp.
7.875% due 09/01/11	1,165	1,194
7.625% due 06/15/15	200	200
Rabobank Capital Funding II (ƒ)(Þ)
Series 144a 5.260% due 12/31/49	200	178
Raytheon Co.
6.750% due 03/15/18	285	311
RBS Capital Trust I (ƒ)
4.709% due 12/29/49	285	240
RBS Capital Trust III (ƒ)
5.512% due 09/29/49	795	670
Realogy Corp. (Ñ)
Series WI 12.375% due 04/15/15	635	346
Reckson Operating Partnership, LP
5.150% due 01/15/11	135	128
Reinsurance Group of America, Inc.
6.750% due 12/15/65	100	79
Residential Capital LLC
8.375% due 06/30/10 (Ñ)	425	231
8.000% due 02/22/11	435	224
8.500% due 04/17/13	530	268
Series WI
8.875% due 06/30/15	560	280
Rohm & Haas Co.
6.000% due 09/15/17	200	203
Rural Cellular Corp.
9.875% due 02/01/10	555	574
8.250% due 03/15/12	744	774
SB Treasury Co. LLC (ƒ)(Å)
Series 144a 9.400% due 12/29/49	650	655
Schering-Plough Corp.
5.550% due 12/01/13	540	553
Simon Property Group, LP
5.600% due 09/01/11	300	301
6.100% due 05/01/16	415	416
SLM Corp.
Series MTN
5.400% due 10/25/11	300	266
5.125% due 08/27/12	225	194
Series MTNA
3.060% due 07/27/09 (Ê)(Ñ)	2,000	1,850
4.500% due 07/26/10	650	580

Fixed Income III Fund	71

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Smurfit-Stone Container Enterprises, Inc. (Ñ)
8.375% due 07/01/12	680	622
Southern California Edison Co.
7.625% due 01/15/10	110	115
Series 08-A
5.950% due 02/01/38	320	323
Southern Copper Corp.
7.500% due 07/27/35	700	739
Southern Natural Gas Co.
7.350% due 02/15/31	275	290
Sprint Capital Corp.
7.625% due 01/30/11	1,370	1,298
6.875% due 11/15/28	145	113
8.750% due 03/15/32	980	865
Starbucks Corp.
6.250% due 08/15/17	275	273
Steel Dynamics, Inc. (Å)
7.750% due 04/15/16	500	511
Stingray Pass-Through Trust (Å)
Series 144a 5.902% due 01/12/15	1,000	249
Suncom Wireless, Inc.
8.500% due 06/01/13	1,350	1,406
Sungard Data Systems, Inc. (Ñ)
10.250% due 08/15/15	546	580
Swiss Re Capital I, LP (ƒ)(Þ)
Series 144a 6.854% due 05/29/49	400	363
Symetra Financial Corp.
Series 144a
6.125% due 04/01/16 (Å)	300	272
8.300% due 10/15/67	575	508
Target Corp.
7.000% due 01/15/38	360	386
Temple-Inland, Inc.
7.875% due 05/01/12	567	580
Tennessee Gas Pipeline Co. (Ñ)
7.000% due 10/15/28	150	149
TEPPCO Partners, LP
6.650% due 04/15/18	750	755
Tesoro Corp.
Series WI 6.500% due 06/01/17	500	459
Texas Competitive Electric Holdings Co. LLC
Series 144a
10.250% due 11/01/15	1,105	1,152
10.500% due 11/01/16 (Å)	1,100	1,126

	Principal Amount ($) or Shares	Market Value $
Time Warner Cable, Inc.
Series WI
5.400% due 07/02/12	1,435	1,443
5.850% due 05/01/17	260	258
6.550% due 05/01/37 (Ñ)	125	124
Time Warner Entertainment Co., LP
Series* 8.375% due 03/15/23	365	412
Time Warner, Inc.
3.300% due 11/13/09 (Ê)	2,200	2,123
5.500% due 11/15/11	555	550
Transcontinental Gas Pipe Line Corp.
7.250% due 12/01/26	215	223
Travelers Cos., Inc. (The)
Series MTN
5.375% due 06/15/12	330	336
6.250% due 06/15/37	365	357
Twin Reefs Pass-Through Trust (Ê)(ƒ)(Þ)
Series 144a 3.722% due 12/10/49	500	20
Union Electric Co. (Ñ)
6.400% due 06/15/17	830	849
Union Pacific Corp.
3.625% due 06/01/10	120	119
6.125% due 01/15/12	560	581
United Rentals North America, Inc.
6.500% due 02/15/12	500	469
United States Steel Corp.
5.650% due 06/01/13	680	664
6.050% due 06/01/17	755	718
6.650% due 06/01/37	105	92
United Technologies Corp.
5.375% due 12/15/17	675	689
UnitedHealth Group, Inc.
5.250% due 03/15/11	20	20
4.875% due 02/15/13	400	382
6.000% due 06/15/17	155	154
Series WI
6.500% due 06/15/37	195	180
6.625% due 11/15/37	375	354
Universal City Development Partners
11.750% due 04/01/10	555	576
Unum Group
5.859% due 05/15/09	240	244
US Oncology, Inc. (Ñ)
9.000% due 08/15/12	350	355
USB Capital IX (ƒ)(Ñ)
6.189% due 04/15/49	100	76

72	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

USB Realty Corp. (ƒ)(Þ)
Series 144a 6.091% due 12/22/49	1,000	735
Valero Logistics Operations, LP
6.050% due 03/15/13	660	667
Verizon Communications, Inc.
6.100% due 04/15/18 (Ñ)	1,035	1,085
6.400% due 02/15/38	800	815
6.900% due 04/15/38	1,080	1,170
Verizon New England, Inc.
6.500% due 09/15/11	40	41
Viacom, Inc.
5.750% due 04/30/11	760	768
Visteon Corp. (Ñ)
8.250% due 08/01/10	240	211
Wachovia Bank NA
Series BKNT 6.600% due 01/15/38	1,020	986
Wachovia Capital Trust III (ƒ)
5.800% due 03/15/42	3,520	2,798
Wachovia Corp.
3.126% due 12/01/09 (Ê)	400	393
5.625% due 10/15/16	100	96
5.750% due 06/15/17	700	696
5.750% due 02/01/18	1,945	1,938
7.980% due 12/31/49 (ƒ)	9,950	9,789
Wal-Mart Stores, Inc.
4.250% due 04/15/13	395	397
6.500% due 08/15/37	440	467
6.200% due 04/15/38	600	611
Walt Disney Co. (The) (Ê)
2.779% due 07/16/10	1,400	1,386
Washington Mutual Preferred Funding LLC
6.665% due 12/31/49 (ƒ)(Å)	2,000	1,280
Series 144a (Ñ)(ƒ)
9.750% due 10/29/49	2,900	2,523
WellPoint, Inc.
5.850% due 01/15/36	240	203
6.375% due 06/15/37	465	425
Wells Fargo & Co.
5.250% due 10/23/12	395	403
4.375% due 01/31/13	1,250	1,237
4.950% due 10/16/13 (Ñ)	155	155
5.625% due 12/11/17	3,245	3,345
Wells Fargo Bank NA
5.750% due 05/16/16	385	398
Willis North America, Inc.
5.125% due 07/15/10	545	543

	Principal Amount ($) or Shares	Market Value $
Windstream Corp.
Series WI 8.625% due 08/01/16	925	969
WMG Acquisition Corp.
7.375% due 04/15/14	345	286
World Financial Properties (Å)
Series 144a 6.950% due 09/01/13	148	151
Wyeth
5.950% due 04/01/37	700	693
Xcel Energy, Inc.
6.500% due 07/01/36	230	231
Xlliac Global Funding (Å)
Series 144a 4.800% due 08/10/10	240	240
XTO Energy, Inc.
5.500% due 06/15/18	500	496
Yum! Brands, Inc.
8.875% due 04/15/11	110	121
ZFS Finance USA Trust I
Series 144a
5.875% due 05/09/32 (Ñ)	520	477
6.150% due 12/15/35 (Å)	1,025	914
6.500% due 05/09/37	520	458
ZFS Finance USA Trust II (Þ)
Series 144a 6.450% due 12/15/65	600	529

		332,308

International Debt - 6.0%
Abbey National PLC (ƒ) (Step Up, 7.730%, 06/15/08)
6.700% due 06/29/49	275	270
Abu Dhabi National Energy Co.
Series 144a (Þ)
5.620% due 10/25/12	1,050	1,066
6.500% due 10/27/36	760	724
America Movil SAB de CV
5.500% due 03/01/14	200	200
ANZ National International, Ltd. (Ê)(Þ)
Series 144a 3.168% due 08/07/09	1,300	1,297
Argentina Bonos
3.092% due 08/03/12 (Ê)	1,310	708
Series VII
7.000% due 09/12/13	1,820	1,433
Arlington Street CDO, Ltd. (Þ)
Series 2000-1A Class A2 7.660% due 06/10/12	813	822

Fixed Income III Fund	73

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Aspen Insurance Holdings, Ltd.
6.000% due 08/15/14	75	71
AstraZeneca PLC
5.900% due 09/15/17	200	212
6.450% due 09/15/37	100	108
AXA SA
8.600% due 12/15/30	160	178
Series 144a (ƒ)(Þ)
6.463% due 12/31/49	125	104
Banco Mercantil del Norte SA (Þ)
Series 144a 6.862% due 10/13/21	620	559
Bank of Scotland PLC (Ê)(Þ)
Series MTN 2.756% due 07/17/09	600	599
Barclays Bank PLC
5.450% due 09/12/12	4,500	4,587
Series 144a (Þ)
6.050% due 12/04/17	500	489
7.375% due 06/29/49 (ƒ)	965	933
7.434% due 09/29/49 (ƒ)	440	422
Blue City Investments 1, Ltd. for Blue City Co. 1 SAOC (Ê)
Series A3 6.945% due 11/07/16	1,750	1,697
BNP Paribas (ƒ)(Þ)
5.186% due 06/29/49	600	519
C10 Capital SPV, Ltd. (ƒ)(Ñ)(Þ)
Series 144a 6.722% due 12/31/49	300	268
Canadian Natural Resources, Ltd.
5.150% due 02/01/13	350	355
5.700% due 05/15/17	275	276
5.850% due 02/01/35	25	23
6.500% due 02/15/37	435	438
6.250% due 03/15/38	435	425
Canadian Oil Sands, Ltd. (Þ)
Series 144a 4.800% due 08/10/09	240	241
Catalyst Paper Corp.
Series D 8.625% due 06/15/11	1,560	1,338
China Development Bank
5.000% due 10/15/15	100	98
Citic Resources Finance, Ltd. (Ñ)(Å)
Series 144a 6.750% due 05/15/14	1,000	950
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/09	100	109

	Principal Amount ($) or Shares	Market Value $
Covidien International Finance SA (Þ)
Series 144a
5.450% due 10/15/12	240	242
6.000% due 10/15/17	745	762
6.550% due 10/15/37	510	521
Credit Agricole SA (Ê)(Þ)
Series 144a
3.090% due 05/28/09	400	400
3.140% due 05/28/10	400	400
Deutsche ALT-A Securities NIM Trust (Å)
Series 2007-AHM Class N1 6.750% due 02/25/47	101	99
Deutsche Bank AG (Ñ)
6.000% due 09/01/17	1,100	1,151
Deutsche Telekom International Finance BV
8.000% due 06/15/10	240	257
5.375% due 03/23/11	125	127
8.250% due 06/15/30	200	248
Diageo Capital PLC
5.750% due 10/23/17	290	296
Digicel Group, Ltd.
Series 144a (Ñ)(Å)
8.875% due 01/15/15	775	665
DnB NOR Bank ASA (Ê)(Þ)
Series 144a 2.780% due 10/13/09	2,400	2,400
DP World, Ltd. (Þ)
Series 144a 6.850% due 07/02/37	610	525
Egypt Government AID Bonds
4.450% due 09/15/15	695	704
EnCana Corp.
6.500% due 02/01/38	825	846
Endurance Specialty Holdings, Ltd.
6.150% due 10/15/15	175	165
7.000% due 07/15/34	275	236
Enel Finance International SA (Þ)
6.250% due 09/15/17	1,500	1,545
Evraz Group SA (Å)
Series 144a
8.875% due 04/24/13	200	202
9.500% due 04/24/18 (Ñ)	950	962
Export-Import Bank of China (Þ)
Series 144a 4.875% due 07/21/15	100	98
FBG Finance, Ltd. (Å)
Series 144a 5.125% due 06/15/15	190	187

74	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

FBN Capital Finance Co.
9.750% due 03/30/17	1,000	931
FMG Finance Pty, Ltd.
Series REGS 10.625% due 09/01/16	225	256
France Telecom SA
8.500% due 03/01/31	260	335
Galaxy Entertainment Finance Co., Ltd. (Þ)
Series 144a 9.875% due 12/15/12	900	909
Gaz Capital SA
Series 144a (Å)
7.343% due 04/11/13	100	105
8.146% due 04/11/18 (Ñ)	2,100	2,229
Series REGS
8.625% due 04/28/34	3,400	3,969
Grupo Senda Autotransporte SA de CV (Å)
Series 144a 10.500% due 10/03/15	1,000	940
Harborview NIM Corp. (Å)
Series 2007-1A Class N1 6.409% due 03/19/37	18	18
HBOS PLC (ƒ)(Þ)
Series 144a 5.920% due 09/29/49	500	382
HSBC Holdings PLC
6.500% due 05/02/36	385	379
6.500% due 09/15/37	200	196
Inco, Ltd.
5.700% due 10/15/15	375	358
Independencia International, Ltd.
Series REGS 9.875% due 01/31/17	703	700
Intelsat Subsidiary Holding Co., Ltd.
8.625% due 01/15/15	890	898
Invesco, Ltd.
4.500% due 12/15/09	730	725
5.625% due 04/17/12	1,340	1,310
5.375% due 02/27/13	460	445
Ispat Inland ULC
9.750% due 04/01/14	2,403	2,563
Korea Electric Power Corp.
Series 144a 5.125% due 04/23/34	85	83
Korea Southern Power Co., Ltd. (Å)
Series 144a 5.375% due 04/18/13	860	862

	Principal Amount ($) or Shares	Market Value $
Landsbanki Islands HF (ƒ)(Þ)
Series 144a 7.431% due 12/31/49	910	680
LG Electronics, Inc. (Å)
Series 144a 5.000% due 06/17/10	130	129
Marathon Oil Canada Corp.
8.375% due 05/01/12	865	955
Millicom International Cellular SA
10.000% due 12/01/13	500	534
Montpelier Re Holdings, Ltd.
6.125% due 08/15/13	900	887
MUFG Capital Finance 1, Ltd. (ƒ)
6.346% due 07/25/99	525	475
National Australia Bank, Ltd. (Ê)(Þ)
2.979% due 09/11/09	400	400
Nine Dragons Paper Holdings, Ltd. (Å)
Series 144a
7.875% due 04/29/13	570	565
Nippon Life Insurance (Þ)
Series 144a
4.875% due 08/09/10	565	570
Norske Skogindustrier ASA (Þ)
Series 144a
6.125% due 10/15/15	520	322
7.125% due 10/15/33	1,210	877
Petrobras International Finance Co. (Ñ)
5.875% due 03/01/18	825	822
Petroleum Export, Ltd. (Þ)
Series 144a
5.265% due 06/15/11	72	72
Province of Quebec Canada
Series PJ
6.125% due 01/22/11	515	550
PSB Finance SA for Promsvyazbank
9.625% due 05/23/12	250	228
Quebecor World Capital Corp. (Ø)(Ñ)
6.125% due 11/15/13	390	163
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ)
Series 144a
5.298% due 09/30/20	250	231
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ)
Series 144a
5.832% due 09/30/16	765	732
6.332% due 09/30/27	660	598
Reliance Industries, Ltd. (Þ)
Series 144a
10.250% due 01/15/97	250	270

Fixed Income III Fund	75

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

RESI Finance, LP (Ê)(Þ)
Series 2003-D Class B3
4.022% due 12/10/35	893	744
Series 2003-D Class B4
4.222% due 12/10/35	1,039	868
Series 2007-B Class B5
3.816% due 03/27/37	559	280
Resix Finance, Ltd. Credit-Linked Notes (Ê)(Þ)
Series 2003-D Class B7
8.472% due 12/10/35	549	424
Resona Bank, Ltd. (ƒ)(Þ)
Series 144a
5.850% due 09/29/49	1,945	1,640
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ)
Series 144a
7.191% due 12/29/49	4,195	3,730
Rogers Wireless, Inc.
6.375% due 03/01/14	1,065	1,087
Royal Bank of Scotland Group PLC (ƒ)
Series 1
9.118% due 03/31/49	1,350	1,365
Series 144a (Þ)
6.990% due 10/29/49	1,750	1,606
Series MTN
7.640% due 03/31/49	800	753
RSHB Capital SA for OJSC Russian Agricultural Bank
6.875% due 11/29/10	285	290
Santander Perpetual SA Unipersonal (ƒ)(Þ)
Series 144a
6.671% due 10/29/49	1,500	1,425
Sappi Papier Holding AG (Þ)
Series 144a
6.750% due 06/15/12	625	589
Shinsei Finance II (ƒ)(Þ)
Series 144a
7.160% due 07/25/49	570	382
Siemens Financieringsmaatschappij NV (Ê)(Þ)
Series 144a
3.118% due 08/14/09	500	500
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ)
Series 144a
6.078% due 01/29/49	200	178

	Principal Amount ($) or Shares	Market Value $
Stora Enso OYJ (Þ)
Series 144a
7.250% due 04/15/36	245	207
Systems 2001 AT LLC
Series 144a
7.156% due 12/15/11	105	111
6.664% due 09/15/13 (Å)	109	109
Telecom Italia Capital SA
4.000% due 01/15/10	965	948
4.875% due 10/01/10	325	322
3.344% due 07/18/11 (Ê)	500	462
6.200% due 07/18/11	1,155	1,164
5.250% due 11/15/13	175	168
7.200% due 07/18/36	380	381
Telefonica Emisiones SAU
2.842% due 06/19/09 (Ê)	500	495
5.984% due 06/20/11	250	255
6.421% due 06/20/16	320	338
Telefonica Europe BV
8.250% due 09/15/30	260	316
TMK Capital SA for OAO TMK
8.500% due 09/29/09	300	307
TNK-BP Finance SA
Series 144a
6.125% due 03/20/12	100	96
7.500% due 03/13/13	1,025	1,028
7.875% due 03/13/18 (Å)	1,650	1,633
Series REGS
7.875% due 03/13/18	1,325	1,313
Transocean, Inc.
6.000% due 03/15/18	1,525	1,578
6.800% due 03/15/38	640	681
Tristan Oil, Ltd.
Series 144a (Þ)
10.500% due 01/01/12	300	286
Series REGS
10.500% due 01/01/12	260	248
True Move Co., Ltd. (Þ)
Series 144a
10.375% due 08/01/14	170	151
Tyco Electronics Group SA (Þ)
Series 144a
6.000% due 10/01/12	1,790	1,825
6.550% due 10/01/17	910	932
7.125% due 10/01/37	640	655
Tyco International Group SA
6.750% due 02/15/11	505	525
UBS AG
Series DPNT
5.875% due 12/20/17	1,385	1,412

76	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series EMTN
Zero coupon due 12/31/17	890	523
Series MTN
5.750% due 04/25/18	800	799
Vale Overseas, Ltd.
6.250% due 01/23/17	585	600
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications
Series 144a (Å)
8.375% due 04/30/13	150	150
9.125% due 04/30/18 (Ñ)	1,885	1,887
Series REGS
9.125% due 04/30/18	1,500	1,503
Virgin Media Finance PLC Series $
8.750% due 04/15/14	200	193
VTB 24 Capital PLC (Ê)
Series EMTN
3.820% due 12/07/09	765	738
VTB Capital SA (Ñ)(Å)
Series 144a
6.609% due 10/31/12	100	98
Westfield Capital Corp., Ltd./WT Finance Aust Pty Ltd/WEA Finance LLC (Þ)
Series 144a
5.125% due 11/15/14	225	209
Westfield Group (Þ)
Series 144a
5.400% due 10/01/12	276	272
White Mountains Re Group, Ltd. (ƒ)(Å)
Series 144a
7.506% due 05/29/49	3,130	2,345
XL Capital, Ltd. (ƒ)
Series E
6.500% due 12/31/49	2,845	1,991
Xstrata Canada Corp.
7.250% due 07/15/12	75	80
6.000% due 10/15/15	250	244
Xstrata Finance Dubai, Ltd. (Ê)(Þ)
Series 144a
3.420% due 11/13/09	290	282

		108,931

Loan Agreements - 0.7%
Adam Aircraft, Term Loan
14.680% due 05/01/12	146	15
ALLTEL Holding Corp., Tranche B3
5.466% due 07/17/13	348	338

	Principal Amount ($) or Shares	Market Value $
Avis Budget Holdings LLC, Term Loan
4.150% due 04/19/12	145	132
AWAS, Second Lien Term Loan
8.625% due 03/21/13	153	130
Coffeyville Resources LLC, Letter of Credit
5.948% due 12/28/13	32	30
Coffeyville Resources LLC, Tranche D Term Loan
5.448% due 12/28/13	105	97
DaimlerChrysler Financial Services North America LLC, Second Lien Term Loan
9.300% due 07/01/13	975	780
Douglas Dynamics LLC, Term Loan
4.946% due 05/21/13	395	342
First Data Corp., Term Loan B1
4.700% due 09/24/14	33	31
5.446% due 09/24/14	80	75
5.640% due 09/24/14	1,091	1,025
Flextronics International, Ltd., Delayed Draw Term Loan A
4.963% due 10/15/14	2	2
Flextronics International, Ltd., Term Loan A
4.948% due 10/15/14	7	7
Ford Motor Co., Term Loan B
5.800% due 12/15/13	1,781	1,635
General Motors Corp., Term Loan B
5.059% due 11/01/13	689	647
5.059% due 11/29/13	301	283
Georgia-Pacific Corp., First Lien Term Loan
4.446% due 12/20/12	22	21
4.740% due 12/20/12	243	234
4.835% due 12/20/12	29	27
Georgia-Pacific Corp., Term Loan B
4.446% due 12/20/12	96	92
4.740% due 12/20/12	410	393
HCA, Inc., Term Loan B
4.946% due 12/30/13	989	940
Healthsouth Corp., Term Loan B
5.230% due 03/10/13	471	446
5.370% due 03/10/13	1	1
Hexion Specialty Chemicals, Inc., Term Loan C1
4.938% due 05/05/13	162	154
Hexion Specialty Chemicals, Inc., Term Loan C2
5.000% due 05/05/13	35	33

Fixed Income III Fund	77

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Idearc, Inc., Term Loan B
4.700% due 11/17/14	1,038	853
4.860% due 11/17/14	46	38
Realogy Corp., Letter of Credit
5.553% due 04/10/13	63	52
Realogy Corp., Term Loan
5.722% due 04/10/13	234	191
Stallion Oilfield Services, Inc., Term Loan
7.611% due 06/12/13	900	702
Talecris Biotherapeutics, Inc., Second Lien Term Loan
9.570% due 12/06/14	300	249
Texas Competitive Electric Holdings Company LLC, Term Loan B2
6.478% due 10/10/14	237	227
6.596% due 10/10/14	1,410	1,350
United Airlines, Inc., Term Loan B
4.750% due 02/01/14	114	98
4.938% due 02/01/14	100	86
Univision Communications, Inc., Term Loan B
5.113% due 09/15/14	21	17
5.149% due 09/15/14	322	270
USI Holdings Corp., Tranche B Term Loan
5.450% due 05/04/14	199	182
Visteon Corp., Term Loan
7.194% due 06/13/13	300	256
Windstream Corp., Term Loan B
4.220% due 07/17/13	328	318

		12,799

Mortgage-Backed Securities - 61.1%
Accredited Mortgage Loan Trust (Ê)
Series 2006-2 Class A2
2.985% due 09/25/36	925	890
Adjustable Rate Mortgage Trust
Series 2004-5 Class 2A1
4.996% due 04/25/35	292	283
Series 2005-1 Class 5A2 (Ê)
3.225% due 05/25/35	158	127
Series 2005-3 Class 8A2 (Ê)
3.135% due 07/25/35	276	203
Alliance Bancorp Trust (Ê)
Series 2007-OA1 Class A1
3.135% due 07/25/37	885	697

	Principal Amount ($) or Shares	Market Value $
American Home Mortgage Assets (Ê)
Series 2007-2 Class A1
3.020% due 03/25/47	756	588
American Home Mortgage Investment Trust (Ê)
Series 2004-1 Class 1A
3.245% due 04/25/44	69	69
Series 2004-4 Class 4A
4.390% due 02/25/45	201	182
Series 2005-2 Class 1A1
3.195% due 09/25/45	1,033	792
Series 2007-1 Class GA1C
3.085% due 05/25/47	1,155	902
Banc of America Alternative Loan Trust
Series 2003-1 Class A2
5.500% due 02/25/33	253	232
Series 2003-2 Class CB2 (Ê)
3.395% due 04/25/33	148	140
Series 2003-10 Class 2A1
6.000% due 12/25/33	168	158
Series 2003-10 Class 2A2 (Ê)
3.345% due 12/25/33	357	322
Series 2004-2 Class 1A1
6.000% due 03/25/34	98	92
Series 2004-10 Class 1CB1
6.000% due 11/25/34	107	101
Series 2004-11 Class 1CB1
6.000% due 12/25/34	125	118
Series 2005-1 Class 2A1
5.500% due 02/25/20	612	606
Series 2005-3 Class 2A1
5.500% due 04/25/20	161	163
Series 2005-5 Class 2CB1
6.000% due 06/25/35	218	220
Series 2005-6 Class 7A1
5.500% due 07/25/20	178	178
Series 2005-9 Class 5A1
5.500% due 10/25/20	303	306
Series 2006-5 Class CB17
6.000% due 06/25/36	512	458
Banc of America Commercial Mortgage, Inc.
Series 2003-1 Class SBC (Þ)
5.790% due 03/11/32	252	277
Series 2003-1 Class SBE (Þ)
6.770% due 03/11/32	252	287
Series 2004-3 Class A3
4.875% due 06/10/39	380	380

78	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-4 Class A3
4.128% due 07/10/42	1,645	1,634
Series 2005-2 Class A4
4.783% due 07/10/43	730	721
Series 2005-3 Class A2
4.501% due 07/10/43	360	357
Series 2005-5 Class A4
5.115% due 10/10/45	1,500	1,476
Series 2006-1 Class A4
5.372% due 09/10/45	760	748
Series 2006-3 Class A4
5.889% due 07/10/44	65	66
Series 2006-4 Class A4
5.634% due 07/10/46	1,885	1,875
Series 2007-2 Class A2
5.634% due 04/10/49	640	638
Series 2007-2 Class A4
5.867% due 04/10/49	1,200	1,191
Banc of America Funding Corp.
Series 2004-2 Class 3A11
5.250% due 09/20/34	460	446
Series 2005-D Class A1 (Ê)
4.113% due 05/25/35	275	256
Series 2005-F Class 1A2 (Ê)
3.150% due 09/20/35	99	66
Series 2006-3 Class 5A8
5.500% due 03/25/36	930	856
Series 2006-A Class 3A2
5.845% due 02/20/36	318	274
Series 2006-A Class 4A1 (Ê)
5.566% due 02/20/36	798	758
Series 2006-J Class 4A1
6.143% due 01/20/47	172	147
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
3.345% due 12/25/33	931	894
Series 2003-D Class 1A2 (Ê)
7.300% due 05/25/33	1	1
Series 2004-1 Class 5A1
6.500% due 09/25/33	14	14
Series 2004-2 Class 1A9 (Ê)
3.345% due 03/25/34	574	541
Series 2004-11 Class 2A1
5.750% due 01/25/35	713	672
Series 2004-D Class 1A1 (Ê)
5.646% due 05/25/34	58	58
Series 2004-L Class 2A1 (Ê)
4.370% due 01/25/35	497	475

	Principal Amount ($) or Shares	Market Value $
Series 2005-8 Class A7
5.500% due 09/25/35	228	230
Series 2005-9 Class 2A1
4.750% due 10/25/20	320	317
Series 2005-H Class 2A5 (Ê)
4.806% due 09/25/35	600	548
Series 2005-I Class 4A1 (Ê)
5.270% due 10/25/35	396	359
Series 2005-L Class 3A1 (Ê)
5.465% due 01/25/36	417	392
Series 2006-2 Class A12
6.000% due 07/25/36	393	377
Series 2006-2 Class A15
6.000% due 07/25/36	608	597
Series 2006-B Class 1A1 (Ê)
6.158% due 11/20/36	393	341
Series 2007-3 Class 1A1
6.000% due 09/25/37	4,486	4,337
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-1 Class 21A1
4.452% due 04/25/34	449	391
Series 2004-8 Class 2A1
5.072% due 11/25/34	819	791
Series 2004-9 Class 22A1 (Ê)
4.777% due 11/25/34	936	905
Series 2005-10 Class A1 (Ê)
4.750% due 10/25/35	933	898
Series 2005-10 Class A3 (Ê)
4.650% due 10/25/35	2,000	1,792
Series 2005-2 Class A1 (Ê)
4.125% due 03/25/35	3,979	3,806
Series 2005-2 Class A2 (Ê)
4.125% due 03/25/35	3,841	3,670
Series 2005-3 Class 2A1
5.069% due 06/25/35	1,094	1,055
Series 2005-5 Class A2 (Ê)
4.550% due 08/25/35	4,601	4,374
Series 2007-1 Class 3A2
5.748% due 02/25/47	418	365
Series 2007-3 Class 1A1
5.476% due 05/25/47	1,529	1,451
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.371% due 05/25/35	369	322
Series 2005-5 Class 21A1
5.500% due 06/25/35	1,162	1,016
Series 2005-7 Class 22A1
5.706% due 09/25/35	109	92

Fixed Income III Fund	79

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-3 Class 33A1 (Ê)
6.156% due 05/25/36	401	322
Bear Stearns Alt-A Trust II
Series 2007-1 Class 1A1
6.264% due 09/25/47	2,750	2,198
Bear Stearns Asset Backed Securities Trust
Series 2005-AC8 Class A5
5.500% due 11/25/35	277	237
Bear Stearns Commercial Mortgage Securities
Series 2005-PW1 Class A4
5.405% due 12/11/40	1,500	1,501
Series 2006-PW1 Class A4
5.201% due 12/11/38	2,440	2,352
Series 2007-PW1 Class A4
5.902% due 06/11/40	900	894
5.694% due 06/11/50	1,700	1,674
Bear Stearns Mortgage Funding Trust (Ê)
Series 2006-AR2 Class 1A1
3.095% due 09/25/36	1,411	1,104
Series 2006-AR2 Class 2A1
3.125% due 10/25/36	845	639
Series 2006-AR3 Class 1A1
3.075% due 03/25/36	615	480
Series 2006-AR4 Class A1
3.105% due 12/25/36	760	592
Series 2006-AR5 Class 1A1
3.055% due 12/25/46	1,109	860
Series 2007-AR2 Class A1
3.065% due 03/25/37	848	605
Series 2007-AR2 Class A3
3.125% due 03/25/37	4,937	2,119
Series 2007-AR3 Class 1A1
3.035% due 03/25/37	891	695
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1
5.682% due 01/26/36	539	452
Series 2007-R6 Class 2A1
5.783% due 12/26/46	274	226
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	366	353
Series 2006-S4 Class A3
6.000% due 12/25/36	633	624
Series 2006-S4 Class A4
6.000% due 12/25/36	360	358

	Principal Amount ($) or Shares	Market Value $
Series 2007-A1 Class 1A3
4.353% due 02/25/37	780	754
Series 2007-A1 Class 8A1
4.244% due 02/25/37	1,716	1,620
Citicorp Mortgage Securities, Inc.
Series 2006-3 Class 1A6
6.000% due 06/25/36	256	236
Series 2006-3 Class 1A9
5.750% due 06/25/36	350	320
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
5.431% due 10/15/49	510	499
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	77	75
Series 2006-AR3 Class 2A4A
5.900% due 06/25/36	1,716	1,370
Series 2006-AR5 Class 2A1A
6.228% due 07/25/36	1,633	1,203
Series 2007-AR8 Class 2A1A
5.914% due 08/25/37	611	582
Series 2008-RR1 Class A1A1 (Ê)(Å)
2.965% due 01/25/37	867	867
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
5.400% due 07/15/44	2,585	2,572
Series 2006-CD3 Class A5
5.617% due 10/15/48	455	452
Citimortgage Alternative Loan Trust
Series 2006-A3 Class 1A5
6.000% due 07/25/36	335	299
Series 2007-A1 Class 1A5
6.000% due 01/25/37	655	567
Commercial Mortgage Pass Through Certificates
Series 2001-J1A Class A2 (Þ)
6.457% due 02/16/34	208	214
Series 2006-C7 Class A2
5.690% due 06/10/46	235	237
Series 2007-C9 Class A4
6.010% due 12/10/49	1,453	1,453
Countrywide Alternative Loan Trust
Series 2004-28C Class 6A1
6.000% due 01/25/35	212	209
Series 2004-J7 Class 1A2
4.673% due 08/25/34	23	23
Series 2004-J8 Class 1A1
7.000% due 09/25/34	173	148

80	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-1CB Class 2A2
5.500% due 03/25/35	389	352
Series 2005-16 Class A1 (Ê)
5.881% due 06/25/35	981	736
Series 2005-32T Class A7 (Ê)
3.145% due 08/25/35	382	365
Series 2005-38 Class A1 (Ê)
5.576% due 09/25/35	363	295
Series 2005-51 Class 2A1 (Ê)
3.100% due 11/20/35	426	343
Series 2005-51 Class 2A2A (Ê)
3.090% due 11/20/35	92	80
Series 2005-51 Class 4A1 (Ê)
3.120% due 11/20/35	620	506
Series 2005-56 Class 2A2 (Ê)
6.116% due 11/25/35	381	310
Series 2005-58 Class A2 (Ê)
3.190% due 12/20/35	404	270
Series 2005-59 Class 1A2B (Ê)
3.155% due 11/20/35	133	124
Series 2005-63 Class 3A1
5.893% due 11/25/35	365	297
Series 2005-63 Class 5A1 (Ê)
5.319% due 12/25/35	716	678
Series 2005-J8 Class 1A3
5.500% due 07/25/35	496	441
Series 2005-J13 Class 2A3
5.500% due 11/25/35	269	240
Series 2006-9T1 Class A7
6.000% due 05/25/36	260	216
Series 2006-43C Class 1A7
6.000% due 02/25/37	743	686
Series 2006-J2 Class A3
6.000% due 04/25/36	387	356
Series 2006-OA1 Class 4A1 (Ê)
3.085% due 08/25/46	861	675
Series 2006-OA1 Class A1 (Ê)
2.980% due 02/20/47	1,022	798
Series 2006-OA2 Class A1 (Ê)
3.055% due 02/25/47	603	471
Series 2006-OA2 Class A2A (Ê)
2.950% due 05/20/46	164	150
Series 2006-OA6 Class 1A3 (Ê)
3.165% due 07/25/46	353	227
Series 2006-OA7 Class 1A4 (Ê)
5.176% due 06/25/46	3,504	1,806
Series 2007-15C Class A5
5.750% due 07/25/37	2,775	2,261

	Principal Amount ($) or Shares	Market Value $
Series 2007-J2 Class 2A1
6.000% due 07/25/37	723	595
Series 2007-OA1 Class A1A (Ê)
5.706% due 04/25/43	2,940	2,338
Series 2007-OA6 Class A1B (Ê)
3.095% due 06/25/37	2,052	1,598
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-8 Class A2 (Ê)
3.395% due 05/25/18	493	490
Series 2003-20 Class 1A9
5.500% due 07/25/33	408	394
Series 2003-42 Class M (Ê)
4.297% due 10/25/33	191	180
Series 2003-52 Class A1
4.501% due 02/19/34	520	492
Series 2004-16 Class 1A1 (Ê)
3.295% due 09/25/34	298	243
Series 2004-22 Class A3
4.800% due 11/25/34	505	474
Series 2004-HYB Class 1A1
4.720% due 02/20/35	890	863
Series 2004-HYB Class A2
4.549% due 11/20/34	359	315
Series 2004-J9 Class 2A1
5.250% due 01/25/35	425	414
Series 2005-8R Class A4
6.000% due 10/25/34	361	352
Series 2005-11 Class 5A1 (Ê)
3.195% due 03/25/35	41	35
Series 2005-20 Class A5
5.500% due 10/25/35	3,434	2,963
Series 2005-23 Class A1
5.500% due 11/25/35	982	972
Series 2005-29 Class A1
5.750% due 12/25/35	632	606
Series 2005-HYB Class 2A1
4.902% due 08/20/35	1,602	1,301
Series 2005-HYB Class 3A2A (Ê)
5.250% due 02/20/36	143	117
Series 2005-HYB Class 4A1
5.872% due 12/20/35	535	433
Series 2005-R2 Class 2A4 (Þ)
8.500% due 06/25/35	389	395
Series 2006-1 Class A2
6.000% due 03/25/36	289	288
Series 2006-1 Class A3
6.000% due 03/25/36	105	104

Fixed Income III Fund	81

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-13 Class 1A23
6.250% due 09/25/36	129	131
Series 2006-15 Class A3
6.250% due 10/25/36	275	281
Series 2006-20 Class B1
6.000% due 02/25/37	248	212
Series 2006-HYB Class 3A1A
6.094% due 05/20/36	402	321
Series 2006-J4 Class A10
6.250% due 09/25/36	125	114
Series 2006-J4 Class A2
6.250% due 09/25/36	230	231
Series 2006-OA5 Class 2A1 (Ê)
3.095% due 04/25/46	1,121	879
Series 2006-R2 Class AF1 (Ê)(Þ)
3.315% due 08/25/36	651	643
Series 2007-18 Class 2A1
6.500% due 09/25/37	722	689
Series 2007-HY1 Class 1A2
5.692% due 04/25/37	222	196
Credit Suisse First Boston Mortgage Securities Corp.
Series 1998-C2 Class A2
6.300% due 11/15/30	129	130
Series 2001-SPG Class A2 (Þ)
6.515% due 08/13/18	185	193
Series 2002-30 Class DB1
7.378% due 11/25/32	151	148
Series 2003-29 Class 5A1
7.000% due 12/25/33	31	30
Series 2004-1 Class 3A1
7.000% due 02/25/34	13	14
Series 2004-C1 Class A3
4.321% due 01/15/37	675	667
Series 2005-9 Class 2A1
5.500% due 10/25/35	1,272	1,202
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AAB
5.681% due 02/15/39	130	128
Series 2006-C3 Class B
6.021% due 06/15/38	812	636
Series 2007-C1 Class A3
5.383% due 02/15/40	1,300	1,258
Series 2007-C1 Class AAB
5.336% due 02/15/40	500	488
Series 2007-C3 Class A4
5.913% due 06/15/39	900	893

	Principal Amount ($) or Shares	Market Value $
Series 2007-C3 Class AAB
5.913% due 06/15/39	2,300	2,293
Crown Castle Towers LLC (Þ)
Series 2005-1A Class AFL (Ê)
3.096% due 06/15/35	1,360	1,317
Series 2005-1A Class C
5.074% due 06/15/35	150	140
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3
4.977% due 08/25/35	905	734
Series 2006-AB4 Class A1C
6.000% due 10/25/36	772	688
DLJ Commercial Mortgage Corp.
Series 1999-CG1 Class S
Principal Only STRIP
1.021% due 03/10/32	5,645	43
Series 1999-CG3 Class A3
7.730% due 10/10/32	310	322
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR3 Class 1A1B (Ê)
6.627% due 07/19/44	110	88
Series 2006-AR1 Class 2A1A (Ê)
5.016% due 04/19/47	549	524
Fannie Mae
5.190% due 2012 (Ê)	496	507
5.000% due 2014	17	17
6.000% due 2016	21	22
5.000% due 2017	1,266	1,281
5.500% due 2017	32	34
6.000% due 2017	43	44
6.500% due 2017	136	141
7.000% due 2017	48	51
4.000% due 2018	1,546	1,499
4.500% due 2018	3,055	3,039
5.000% due 2018	4,758	4,807
7.000% due 2018	120	129
10.000% due 2018	31	35
4.500% due 2019	166	165
5.000% due 2019	4,247	4,291
6.000% due 2019	906	936
4.500% due 2020	516	513
5.000% due 2020	1,272	1,284
5.500% due 2020	111	114
6.000% due 2020	1,715	1,771
5.000% due 2021	480	485
5.500% due 2021	2,206	2,248
5.500% due 2022	8,015	8,168

82	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.500% due 2023	1,772	1,766
5.500% due 2023	467	476
6.500% due 2024	916	952
10.000% due 2024	24	27
7.155% due 2025 (Ê)	19	19
6.000% due 2026	4,419	4,532
6.300% due 2026 (Ê)	142	144
6.000% due 2027	1,365	1,400
7.500% due 2027	9	9
7.000% due 2028	17	18
7.500% due 2028	191	207
6.500% due 2029	2	2
7.000% due 2029	87	93
7.500% due 2029	61	66
8.000% due 2029	5	5
8.500% due 2029	2	2
7.500% due 2030	53	58
8.500% due 2030	191	211
9.500% due 2030	59	66
7.000% due 2031	395	421
7.500% due 2031	174	187
8.000% due 2031	225	243
8.500% due 2031	182	202
6.000% due 2032	803	827
6.500% due 2032	2	2
7.000% due 2032	351	372
7.500% due 2032	196	211
8.000% due 2032	22	23
3.912% due 2033 (Ê)	415	426
4.235% due 2033 (Ê)	199	200
4.676% due 2033 (Ê)	478	487
5.000% due 2033	792	781
5.203% due 2033 (Ê)	194	197
5.500% due 2033	5,150	5,195
6.000% due 2033	264	271
7.000% due 2033	885	938
5.000% due 2034	1,106	1,090
5.500% due 2034	19,517	19,689
6.000% due 2034	481	493
7.000% due 2034	261	277
7.500% due 2034	75	80
4.778% due 2035 (Ê)	822	831
4.793% due 2035 (Ê)	647	655
4.834% due 2035 (Ê)	1,260	1,276
5.000% due 2035	1,279	1,259
5.134% due 2035 (Ê)	569	580
5.500% due 2035	11,520	11,606
6.000% due 2035	441	451
7.000% due 2035	12	13

	Principal Amount ($) or Shares	Market Value $
7.500% due 2035	516	556
4.738% due 2036 (Ê)	647	651
5.000% due 2036	6,150	6,052
5.500% due 2036	6,978	7,010
6.000% due 2036	6,886	7,040
6.293% due 2036 (Ê)	99	101
6.318% due 2036 (Ê)	99	101
6.500% due 2036	1,719	1,782
7.000% due 2036	65	69
7.500% due 2036	214	228
5.000% due 2037	1,000	983
5.500% due 2037	42,618	42,870
5.557% due 2037 (Ê)	759	773
5.979% due 2037 (Ê)	610	622
6.000% due 2037	37,437	38,307
6.500% due 2037	12,858	13,287
7.000% due 2037	51,848	54,563
7.500% due 2037	5,207	5,500
5.000% due 2038	2,880	2,830
5.500% due 2038	55,967	56,328
6.000% due 2038	932	954
7.000% due 2038	2,971	3,126
7.500% due 2038	1,946	2,055
5.276% due 2043 (Ê)	250	252
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/01/26	29	8
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/01/30	30	7
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 08/01/31	31	7
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/01/32	15	4
Series 2003-339 Class 23
Interest Only STRIP
5.000% due 07/01/18	1,745	245
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	620	135
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	1,627	250
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	1,816	274

Fixed Income III Fund	83

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-353 Class 2
Interest Only STRIP
5.000% due 08/01/34	1,490	365
Series 2004-356 Class 35
Interest Only STRIP
4.500% due 03/01/20	329	51
Series 2004-356 Class 36
Interest Only STRIP
4.500% due 03/01/20	562	89
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/01/35	2,771	633
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	508	118
Series 2006-372 Class 2
Interest Only STRIP
6.000% due 08/01/36	2,001	445
Series 2006-377 Class 2
Interest Only STRIP
5.000% due 10/01/36	2,231	532
15 Year TBA (Ï)
4.500%	4,085	4,033
5.000%	6,325	6,357
6.000%	59,075	60,386
30 Year TBA (Ï)
5.000%	26,975	26,495
5.500%	188,631	189,611
5.500%	8,765	8,924
6.000%	8,485	8,737
6.500%	20,460	21,170
7.000%	5,330	5,602
Fannie Mae Grantor Trust
Series 2001-T8 Class A2
9.500% due 07/25/41	55	61
Series 2003-T4 Class 2A5
5.407% due 09/26/33	138	124
Fannie Mae REMICS
Series 1996-46 Class ZA
7.500% due 11/25/26	64	67
Series 1999-56 Class Z
7.000% due 12/18/29	239	254
Series 2003-16 Class NI
Interest Only STRIP
5.000% due 02/25/15	48	1
Series 2003-21 Class M
5.000% due 02/25/17	102	104
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33	73	18

	Principal Amount ($) or Shares	Market Value $
Series 2003-32 Class FH (Ê)
3.295% due 11/25/22	539	530
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33	112	28
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33	647	152
Series 2003-35 Class FY (Ê)
3.295% due 05/25/18	1,012	1,002
Series 2003-35 Class IU
6.000% due 05/25/33	136	34
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33	132	30
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33	134	35
Series 2003-78 Class FI (Ê)
3.295% due 01/25/33	552	546
Series 2003-82 Class IA
Interest Only STRIP
6.000% due 08/25/32	96	9
Series 2003-82 Class WI
Interest Only STRIP
6.000% due 08/25/32	19	2
Series 2003-122 Class AJ
4.500% due 02/25/28	105	105
Series 2004-21 Class FL (Ê)
3.245% due 11/25/32	262	259
Series 2005-36 Class AI
Interest Only STRIP
5.500% due 10/25/26	572	28
Series 2005-79 Class FC (Ê)
3.195% due 02/25/22	586	576
Series 2005-110 Class MB
5.500% due 09/25/35	560	571
Series 2006-5 Class 3A2 (Ê)
4.665% due 05/25/35	100	101
Series 2006-48 Class LG
Principal Only STRIP
Zero coupon due 06/25/36	139	84
Series 2006-118 Class A2 (Ê)
2.955% due 12/25/36	413	397
Series 2007-42 Class LF (Ê)
Zero coupon due 05/25/37	78	78
Series 2007-73 Class A1 (Ê)
2.955% due 07/25/37	761	697

84	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fannie Mae Whole Loan
Series 2003-W17 Class 1A6
5.310% due 08/25/33	1,700	1,743
Series 2004-W11 Class 1A2
6.500% due 05/25/44	153	163
Series 2004-W9 Class 2A1
6.500% due 02/25/44	86	91
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2003-58 Class 2A
6.500% due 09/25/43	80	85
Series 2005-63 Class 1A1 (Ê)
5.722% due 02/25/45	31	30
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
5.296% due 09/25/34	116	96
Series 2005-AA7 Class 2A1 (Ê)
5.407% due 09/25/35	693	571
Series 2006-AA5 Class A2 (Ê)
6.519% due 09/25/36	338	230
Series 2006-FA3 Class A6
6.000% due 07/25/36	426	404
First Horizon Asset Securities, Inc.
Series 2003-5 Class 1A17
8.000% due 07/25/33	44	44
Series 2004-AR5 Class 4A1 (Ê)
5.700% due 10/25/34	128	118
Series 2004-AR6 Class 2A1 (Ê)
4.750% due 12/25/34	128	121
Series 2005-AR3 Class 2A1 (Ê)
5.370% due 08/25/35	125	116
Series 2005-AR5 Class 3A1 (Ê)
5.535% due 10/25/35	195	179
Series 2006-AR4 Class 1A3 (Ê)
5.492% due 01/25/37	164	153
First Union-Chase Commercial Mortgage
Series 1999-C2 Class A2 6.645% due 06/15/31	79	80
First Union-Lehman Brothers-Bank of America
Series 1998-C2 Class A2 6.560% due 11/18/35	1	1
Freddie Mac
6.000% due 2016	35	36
8.500% due 2017	41	44
10.500% due 2017	14	16
4.000% due 2018	2,689	2,607

	Principal Amount ($) or Shares	Market Value $
4.500% due 2018	645	637
5.000% due 2018	737	746
4.000% due 2019	3,148	3,047
4.500% due 2019	142	141
5.000% due 2019	1,251	1,265
5.000% due 2020	1,270	1,281
5.500% due 2020	1,456	1,488
10.000% due 2020	41	46
8.500% due 2025	15	16
7.216% due 2027 (Ê)	26	27
8.500% due 2027	77	85
6.475% due 2028 (Ê)	23	23
7.111% due 2028 (Ê)	21	21
7.000% due 2030	45	47
7.266% due 2030 (Ê)	5	5
7.500% due 2030	189	205
8.000% due 2030	42	46
7.000% due 2031	88	95
7.500% due 2031	12	13
8.000% due 2031	12	13
7.500% due 2032	93	101
5.000% due 2033	307	303
7.000% due 2033	30	32
4.031% due 2034 (Ê)	301	303
4.863% due 2034 (Ê)	725	745
6.881% due 2034 (Ê)	155	158
6.937% due 2034 (Ê)	32	32
5.870% due 2036 (Ê)	279	284
5.926% due 2036 (Ê)	546	560
5.969% due 2036 (Ê)	339	347
5.509% due 2037 (Ê)	435	442
5.532% due 2037 (Ê)	1,299	1,321
5.597% due 2037 (Ê)	558	570
5.696% due 2037 (Ê)	783	800
5.698% due 2037 (Ê)	240	246
5.706% due 2037 (Ê)	1,786	1,801
5.729% due 2037 (Ê)	687	693
5.783% due 2037 (Ê)	531	541
5.818% due 2037 (Ê)	504	513
5.855% due 2037 (Ê)	163	166
5.872% due 2037 (Ê)	238	242
6.000% due 2037	62	63
6.118% due 2037 (Ê)	1,161	1,180
7.000% due 2037	1,776	1,871
5.500% due 2038	5,944	5,986
15 Year TBA (Ï)
5.500%	14,500	14,758
30 Year TBA (Ï)
5.000%	1,195	1,174
5.500%	20,650	20,779
6.000%	6,610	6,747

Fixed Income III Fund	85

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Freddie Mac Reference REMIC
Series 2006-R00 Class AK 5.750% due 12/15/18	494	502
Freddie Mac REMICS
Series 1991-103 Class Z
9.000% due 02/15/21	44	44
Series 1994-173 Class Z
7.000% due 05/15/24	92	97
Series 1999-212 Class SG (Ê)
Interest Only STRIP
4.250% due 06/17/27	330	38
Series 2001-229 Class KF (Ê)
3.145% due 07/25/22	253	251
Series 2001-232 Class ZQ
6.500% due 06/15/31	420	441
Series 2003-256 Class FJ (Ê)
3.116% due 02/15/33	324	318
Series 2003-258 Class IG
Interest Only STRIP
4.500% due 10/15/16	240	22
Series 2003-259 Class IQ
Interest Only STRIP
5.000% due 06/15/17	221	19
Series 2003-261 Class UI
Interest Only STRIP
6.500% due 05/15/33	91	21
Series 2003-262 Class AB
2.900% due 11/15/14	395	393
Series 2003-262 Class QH
5.000% due 05/15/33	280	261
5.000% due 06/15/33	315	293
Series 2003-264 Class IM
Interest Only STRIP
7.000% due 07/15/33	112	22
Series 2003-266 Class MA
4.500% due 10/15/31	315	315
Series 2004-275 Class FM (Ê)
3.066% due 12/15/30	293	291
Series 2004-276 Class IP
Interest Only STRIP
5.500% due 07/15/23	177	3
Series 2004-277 Class UF (Ê)
3.016% due 06/15/33	637	632
Series 2004-281 Class DF (Ê)
3.166% due 06/15/23	202	199
Series 2004-287 Class GC
5.000% due 11/15/29	480	482
Series 2004-289 Class PC
5.000% due 07/15/30	640	642

	Principal Amount ($) or Shares	Market Value $
Series 2005-291 Class KP
5.000% due 11/15/29	215	216
Series 2005-292 Class IG
Interest Only STRIP
5.000% due 04/15/23	266	33
Series 2005-294 Class FA (Ê)
2.886% due 03/15/20	378	373
Series 2005-299 Class KF (Ê)
3.116% due 06/15/35	174	171
Series 2005-300 Class ED
5.000% due 07/15/25	890	873
Series 2005-301 Class IM
Interest Only STRIP
5.500% due 01/15/31	374	45
Series 2005-302 Class MB
5.000% due 12/15/28	200	203
Series 2005-303 Class XA (Ê)
Zero coupon due 09/15/35	72	65
Series 2005-306 Class PC
5.000% due 02/15/29	1,220	1,237
Series 2006-312 Class HT
5.000% due 03/15/26	555	540
Series 2006-313 Class FP (Ê)
Zero coupon due 04/15/36	282	287
Series 2006-315 Class EQ
5.000% due 05/15/36	355	346
Series 2006-317 Class XI (Ê)
Interest Only STRIP
12.600% due 10/15/35	637	7
Series 2006-323 Class PA
6.000% due 03/15/26	623	634
Series 2007-327 Class SX (Ê)
Zero coupon due 07/15/36	81	84
Series 2007-327 Class UF (Ê)
Zero coupon due 02/15/37	85	95
Series 2007-327 Class WF (Ê)
Zero coupon due 09/15/36	79	91
Series 2007-330 Class GL (Ê)
19.029% due 04/15/37	72	92
Series 2007-333 Class AF (Ê)
2.866% due 10/15/20	4,250	4,159
Series 2007-333 Class BF (Ê)
2.866% due 07/15/19	676	663
Series 2007-333 Class FT (Ê)
2.866% due 08/15/19	3,106	3,042
Series 2007-334 Class FA (Ê)
2.946% due 02/15/19	2,883	2,824
Series 2007-334 Class FT (Ê)
3.066% due 10/15/33	4,598	4,487

86	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIP
8.000% due 01/01/28	25	6
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28	87	21
Series 2001-212 Class IO
Interest Only STRIP
6.000% due 05/01/31	65	15
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/01/31	44	11
GE Capital Commercial Mortgage Corp.
Series 2001-1 Class A2
6.531% due 05/15/33	1,240	1,287
Series 2002-1A Class A3
6.269% due 12/10/35	305	315
Series 2002-3A Class A1
4.229% due 12/10/37	915	908
Series 2007-C1 Class A4
5.543% due 12/10/49	1,130	1,105
Ginnie Mae I
10.500% due 2016	19	21
11.000% due 2020	36	40
10.000% due 2022	34	39
7.500% due 2024	23	25
7.500% due 2032	22	23
6.000% due 2037	887	913
30 Year TBA (Ï)
5.500%	1,845	1,856
Ginnie Mae II (Ê)
5.125% due 2023	48	48
5.625% due 2023	16	17
5.125% due 2024	125	127
5.625% due 2024	114	115
5.625% due 2025	4	4
6.375% due 2025	149	150
5.125% due 2026	52	53
5.125% due 2027	6	6
5.375% due 2027	78	79
5.625% due 2027	71	71
6.375% due 2027	4	4
6.375% due 2028	3	3
6.375% due 2030	120	122
Global Signal Trust
Series 2004-2A Class A (Þ)
4.232% due 12/15/14	225	222

	Principal Amount ($) or Shares	Market Value $
Series 2006-1 Class B
5.588% due 02/15/36	125	122
Series 2006-1 Class C
5.707% due 02/15/36	335	319
GMAC Commercial Mortgage Securities, Inc.
Series 1999-C2 Class A2 6.945% due 09/15/33	468	476
GMAC Mortgage Corp. Loan Trust
Series 2004-JR1 Class A6 (Ê)
3.345% due 12/25/33	401	386
Series 2005-AR2 Class 4A (Ê)
5.182% due 05/25/35	1,912	1,721
Series 2005-AR6 Class 3A1
5.299% due 11/19/35	654	613
Government National Mortgage Association (Ê)
Series 1999-27 Class SE
5.887% due 08/16/29	119	16
Series 1999-40 Class FE
3.263% due 11/16/29	262	261
Series 1999-44 Class SA
5.837% due 12/16/29	132	18
Series 2000-29 Class S
5.700% due 09/20/30	32	4
Series 2002-27 Class SA
5.287% due 05/16/32	49	5
Greenpoint Mortgage Funding Trust
Series 2006-AR6 Class A1A (Ê)
2.975% due 10/25/46	682	598
Greenwich Capital Commercial Funding Corp.
Series 2002-C1 Class XP (Þ)
2.216% due 01/11/35	1,100	33
Series 2003-C2 Class A2
4.022% due 01/05/36	500	497
Series 2004-GG1 Class A7
5.317% due 06/10/36	1,115	1,133
Series 2005-GG5 Class A41
5.243% due 04/10/37	1,040	1,034
Series 2007-GG9 Class A4
5.444% due 03/10/39	610	593
GS Mortgage Securities Corp. (Å)
Series 2007-NIM Class N1 6.250% due 01/25/37	17	16
GS Mortgage Securities Corp. II
Series 2006-GG6 Class A4
5.553% due 04/10/38	1,075	1,069

Fixed Income III Fund	87

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-GG8 Class AAB
5.535% due 11/10/39	485	480
Series 2007-GG1 Class A4
5.993% due 08/10/45	2,950	2,945
GSMPS Mortgage Loan Trust (Þ)
Series 1998-3 Class A
7.750% due 09/19/27	40	44
Series 1999-3 Class A
8.000% due 08/19/29	63	69
Series 2005-RP1 Class 1A3
8.000% due 01/25/35	698	705
Series 2005-RP1 Class 1A4
8.500% due 01/25/35	112	115
Series 2006-RP1 Class 1A3
8.000% due 01/25/36	139	152
GSR Mortgage Loan Trust
Series 2004-7 Class 1A1
5.312% due 06/25/34	143	134
Series 2005-AR6 Class 2A1 (Ê)
4.539% due 09/25/35	1,277	1,195
Series 2005-AR7 Class 6A1
5.250% due 11/25/35	510	477
Series 2006-1F Class 5A2
6.000% due 02/25/36	178	178
Series 2006-OA1 Class 2A1 (Ê)
3.085% due 08/25/46	559	477
Harborview Mortgage Loan Trust
Series 2005-2 Class 2A1A (Ê)
3.020% due 05/19/35	85	69
Series 2005-4 Class 3A1
5.148% due 07/19/35	414	393
Series 2005-5 Class 2A1B (Ê)
3.090% due 07/19/45	120	85
Series 2005-10 Class 2A1A (Ê)
3.110% due 11/19/35	464	380
Series 2005-10 Class 2A1B (Ê)
3.180% due 11/19/35	232	159
Series 2005-14 Class 3A1A
5.296% due 12/19/35	180	174
Series 2005-14 Class 5A1A
5.728% due 12/19/35	724	556
Series 2005-16 Class 2A1A (Ê)
3.040% due 01/19/36	543	450
Series 2005-16 Class 3A1A (Ê)
3.050% due 01/19/36	1,271	1,037
Series 2005-16 Class 3A1B
3.140% due 01/19/36	265	173
Series 2006-1 Class 2A1A (Ê)
3.040% due 03/19/37	705	553

	Principal Amount ($) or Shares	Market Value $
Series 2006-9 Class 2A1A (Ê)
3.010% due 11/19/36	627	493
Series 2006-10 Class 2A1A (Ê)
2.980% due 11/19/36	738	575
Series 2006-12 Class 2A2A (Ê)
2.990% due 01/19/38	788	618
Series 2006-14 Class 2A1A (Ê)
2.950% due 03/19/38	604	472
Series 2006-14 Class 2A1B (Ê)
3.000% due 03/19/38	358	228
Series 2007-1 Class 2A1A (Ê)
2.930% due 04/19/38	474	371
Indymac Index Mortgage Loan Trust
Series 2004-AR1 Class 2A
5.052% due 12/25/34	137	124
Series 2005-AR1 Class 4A1
5.376% due 08/25/35	515	436
Series 2005-AR1 Class A1
5.441% due 09/25/35	1,331	1,059
Series 2005-AR2 Class 1A21
5.844% due 12/25/35	252	205
Series 2006-AR1 Class 1A4A (Ê)
3.065% due 11/25/46	3,200	2,253
Series 2006-AR2 Class A2 (Ê)
2.975% due 11/25/36	380	364
Series 2006-AR3 Class 2A1A (Ê)
3.065% due 01/25/37	2,421	1,562
Series 2006-AR7 Class 1A1
6.164% due 05/25/36	931	793
Series 2007-AR5 Class 2A1
6.114% due 05/25/37	1,714	1,418
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2002-C1 Class A3
5.376% due 07/12/37	595	607
Series 2003-C1 Class A2
4.985% due 01/12/37	1,015	998
Series 2004-LN2 Class A1
4.475% due 07/15/41	719	709
Series 2005-LDP Class A2
4.851% due 08/15/42	1,000	998
Series 2005-LDP Class A3A1
4.871% due 10/15/42	505	500
Series 2005-LDP Class A4
4.918% due 10/15/42	250	243
5.345% due 12/15/44	1,300	1,292
Series 2006-CB1 Class A4
5.817% due 05/12/45	525	519
Series 2006-LDP Class A3
5.336% due 05/15/47	1,740	1,687

88	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-LDP Class A3B
5.447% due 05/15/45	595	573
Series 2006-LDP Class A4
6.065% due 04/15/45	2,050	2,079
5.399% due 05/15/45	700	685
Series 2006-LDP Class AJ
6.065% due 04/15/45	370	328
Series 2007-CB1 Class A4
5.440% due 06/12/47	4,500	4,368
Series 2007-CB2 Class A4
5.794% due 02/12/51	1,670	1,656
Series 2007-CB2 Class AJ
6.303% due 02/12/51	245	206
Series 2007-LD1 Class A4
6.007% due 06/15/49	1,694	1,692
Series 2007-LDP Class A3
5.420% due 01/15/49	690	667
JP Morgan Mortgage Trust
Series 2005-A1 Class 4A1 (Ê)
4.777% due 02/25/35	492	463
Series 2005-A1 Class 6T1 (Ê)
5.023% due 02/25/35	132	123
Series 2005-A4 Class 1A1
5.400% due 07/25/35	389	361
Series 2005-A6 Class 1A2
5.138% due 09/25/35	475	425
Series 2005-A8 Class 1A1
5.404% due 11/25/35	1,601	1,519
Series 2006-A6 Class 1A2
6.044% due 10/25/36	226	223
Series 2007-A1 Class 2A2 (Ê)
4.749% due 07/25/35	826	795
LB-UBS Commercial Mortgage Trust
Series 2000-C5 Class A2
6.510% due 12/15/26	99	103
Series 2001-C2 Class A2
6.653% due 11/15/27	2,645	2,758
Series 2002-C2 Class F
5.794% due 07/15/35	355	338
Series 2002-C2 Class G
5.873% due 07/15/35	542	518
Series 2002-C4 Class A5
4.853% due 09/15/31	1,000	1,000
Series 2004-C4 Class A3
5.145% due 06/15/29	1,055	1,062
Series 2006-C1 Class A4
5.156% due 02/15/31	1,500	1,456
Series 2006-C3 Class A4
5.661% due 03/15/39	680	680

	Principal Amount ($) or Shares	Market Value $
Series 2006-C4 Class A4
6.081% due 06/15/38	480	488
Series 2007-C1 Class A3
5.398% due 02/15/40	955	917
Series 2007-C1 Class A4
5.424% due 02/15/40	500	485
Series 2007-C6 Class A4
5.858% due 07/15/40	740	738
Series 2008-C1 Class AJ
6.150% due 04/15/41	953	777
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)
Series 2006-LLF Class A1
2.796% due 09/15/21	64	60
Series 2006-LLF Class A2 (Å)
2.836% due 09/15/21	517	482
Lehman Mortgage Trust
Series 2005-2 Class 2A3
5.500% due 12/25/35	246	236
Series 2005-3 Class 1A3
5.500% due 01/25/36	1,085	1,037
Series 2006-8 Class 2A1 (Ê)
3.315% due 12/25/36	1,723	1,377
Lehman XS Trust (Ê)
Series 2007-16N Class 2A2
3.745% due 09/25/47	2,941	2,440
Series 2007-4N Class 3A2A
5.076% due 04/25/37	896	707
Series 2007-7N Class 1A2
3.135% due 06/25/47	2,884	1,885
Luminent Mortgage Trust (Ê)
Series 2006-1 Class A1
3.135% due 04/25/36	353	268
Series 2006-5 Class A1A
3.085% due 07/25/36	674	527
Series 2006-6 Class A1
3.095% due 10/25/46	375	292
Mastr Adjustable Rate Mortgages Trust
Series 2004-13 Class 3A4 (Ê)
3.787% due 11/21/34	427	422
Series 2005-6 Class 7A1
5.335% due 06/25/35	166	150
Series 2006-1 Class I2A3 (Ê)
5.066% due 01/25/47	873	683
Series 2006-2 Class 4A1
4.988% due 02/25/36	944	875
Series 2006-OA2 Class 4A1A (Ê)
5.176% due 12/25/46	1,621	1,224

Fixed Income III Fund	89

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-OA2 Class 4A1B (Ê)
5.526% due 12/25/46	3,243	2,310
Series 2007-3 Class 22A1 (Ê)
3.005% due 05/25/47	301	295
Mastr Alternative Loans Trust
Series 2003-2 Class 6A1
6.000% due 03/25/33	676	670
Series 2003-4 Class B1
5.681% due 06/25/33	342	310
Series 2003-6 Class 3A1
8.000% due 09/25/33	24	25
Series 2003-9 Class 1A1
5.500% due 12/25/18	121	121
Series 2004-10 Class 5A6
5.750% due 09/25/34	410	332
Series 2005-3 Class 7A1
6.000% due 04/25/35	213	201
Mastr Asset Securitization Trust (Ê)
Series 2003-11 Class 6A8
3.395% due 12/25/33	718	670
Series 2003-7 Class 4A35
3.295% due 09/25/33	526	497
Series 2004-4 Class 2A2
3.345% due 04/25/34	203	197
Mastr Reperforming Loan Trust (Þ)
Series 2005-1 Class 1A5
8.000% due 08/25/34	180	197
Series 2005-2 Class 1A4
8.000% due 05/25/35	825	856
Mellon Residential Funding Corp. (Ê)
Series 2000-TBC Class A1 3.298% due 06/15/30	253	239
Merrill Lynch Mortgage Trust
Series 2002-MW1 Class J (Þ)
5.695% due 07/12/34	185	144
Series 2004-MKB Class A2
4.353% due 02/12/42	615	613
Series 2005-CIP Class AM
5.107% due 07/12/38	350	335
Series 2006-C1 Class A1
5.528% due 05/12/39	71	71
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8 Class A3 6.156% due 08/12/49	1,100	1,110
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
3.544% due 04/25/29	67	66

	Principal Amount ($) or Shares	Market Value $
Series 2005-2 Class 3A
3.599% due 10/25/35	30	27
Morgan Stanley Capital I
Series 1999-FNV Class G (Þ)
6.120% due 03/15/31	130	128
Series 1999-LIF Class A2
7.110% due 04/15/33	452	462
Series 2005-HQ7 Class A4
5.379% due 11/14/42	1,000	1,006
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	810	796
Series 2006-HQ1 Class A4
5.328% due 11/12/41	360	351
Series 2006-HQ8 Class A4
5.560% due 03/12/44	895	887
Series 2006-HQ9 Class A4
5.731% due 07/12/44	790	791
Series 2007-HQ1 Class D (Þ)
6.488% due 12/15/44	418	272
Series 2007-IQ1 Class A2
5.610% due 04/15/49	1,000	996
Series 2007-IQ1 Class A4
5.809% due 12/12/49	1,030	1,022
Series 2007-T27 Class A4
5.803% due 06/13/42	413	409
Series 2008-T29 Class A4
6.458% due 01/11/43	1,700	1,746
Morgan Stanley Dean Witter Capital I (Þ)
Series 2001-TOP Class E 7.565% due 02/15/33	100	94
Morgan Stanley Mortgage Loan Trust
Series 2006-2 Class 6A 6.500% due 02/25/36	560	495
Nomura Asset Acceptance Corp.
Series 2005-WF1 Class 2A2 4.786% due 03/25/35	415	393
Prime Mortgage Trust
Series 2004-CL1 Class 1A1
6.000% due 02/25/34	58	53
Series 2004-CL1 Class 1A2 (Ê)
3.295% due 02/25/34	39	35
Series 2004-CL1 Class 2A2 (Ê)
3.295% due 02/25/19	16	15
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A1
4.600% due 04/25/34	261	235
Series 2004-QS5 Class A5
4.750% due 04/25/34	183	165

90	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-QS5 Class A6 (Ê)
3.495% due 04/25/34	106	94
Series 2004-QS8 Class A4 (Ê)
3.295% due 06/25/34	494	459
Series 2005-QA1 Class A41
5.676% due 09/25/35	169	142
Series 2005-QA8 Class NB3
5.479% due 07/25/35	398	341
Series 2005-QO5 Class A1 (Ê)
5.326% due 01/25/46	1,147	908
Series 2005-QS1 Class 2A1
6.000% due 09/25/35	198	199
Series 2005-QS1 Class 2A3
5.750% due 09/25/35	2,912	2,827
Series 2006-QO1 Class 1A1 (Ê)
3.155% due 02/25/46	144	94
Series 2006-QO1 Class 2A1 (Ê)
3.165% due 02/25/46	171	119
Series 2006-QO1 Class A1 (Ê)
3.055% due 01/25/37	815	636
Series 2006-QS4 Class A11
6.000% due 04/25/36	247	220
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	869	778
Series 2007-QH9 Class A1
6.550% due 11/25/37	2,932	2,412
Series 2007-QO4 Class A1 (Ê)
3.095% due 05/25/47	1,677	1,311
Residential Asset Mortgage Products, Inc.
Series 2004-SL1 Class A3
7.000% due 11/25/31	19	19
Series 2004-SL4 Class A3
6.500% due 07/25/32	103	98
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
3.345% due 02/25/34	599	516
Series 2007-A5 Class 2A3
6.000% due 05/25/37	304	272
Series 2007-A9 Class A6
6.250% due 08/25/13	2,444	2,413
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê)
3.345% due 11/25/18	310	310
Series 2003-S14 Class A5 (Ê)
3.295% due 07/25/18	623	618
Series 2003-S20 Class 1A7 (Ê)
3.395% due 12/25/33	155	149

	Principal Amount ($) or Shares	Market Value $
Series 2005-SA4 Class 2A1
5.207% due 09/25/35	1,409	1,346
Series 2005-SA4 Class 2A2
5.184% due 09/25/35	764	722
Series 2006-SA3 Class 3A1
6.038% due 09/25/36	407	386
Series 2006-SA4 Class 2A1
6.125% due 11/25/36	1,221	1,151
Series 2007-S9 Class 1A1
6.000% due 10/25/37	969	968
Sequoia Mortgage Trust (Ê)
Series 2004-3 Class A 2.633% due 04/20/34	465	441
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-5 Class 3A1
4.380% due 05/25/34	510	475
Series 2004-12 Class 3A2
5.250% due 09/25/34	200	174
Series 2004-16 Class 3A1
5.450% due 11/25/34	947	852
Series 2004-18 Class 5A
5.500% due 12/25/34	145	132
Series 2005-17 Class 3A1
5.540% due 08/25/35	58	49
Series 2005-21 Class 7A1
6.026% due 11/25/35	3,822	2,761
Series 2005-22 Class 4A2
5.374% due 12/25/35	50	44
Series 2006-1 Class 5A2
5.250% due 02/25/36	1,000	853
Series 2006-5 Class 2A1
5.969% due 06/25/36	2,537	1,944
Series 2006-5 Class 5A4
5.536% due 06/25/36	105	90
Series 2006-12 Class 2A1
5.961% due 01/25/37	1,716	1,248
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2005-AR5 Class A3
3.050% due 07/19/35	397	330
Series 2006-AR1 Class 2A1
3.125% due 02/25/36	1,094	860
Series 2006-AR2 Class A2
3.205% due 02/25/36	368	228
Series 2006-AR3 Class 3A1
3.085% due 02/25/36	195	151
Series 2006-AR7 Class A12
3.145% due 08/25/36	2,144	1,383

Fixed Income III Fund	91

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR8 Class A1A
3.095% due 10/25/36	1,517	1,192
Series 2007-AR4 Class A4A
3.075% due 09/25/47	1,243	916
Series 2007-AR6 Class A1
5.826% due 11/25/37	2,948	2,398
Structured Asset Securities Corp.
Series 2002-22H Class 1A
6.938% due 11/25/32	26	25
Series 2003-26A Class 3A5
4.530% due 09/25/33	1,000	1,000
Series 2004-12H Class 1A
6.000% due 05/25/34	109	111
Series 2004-21X Class 1A3
4.440% due 12/25/34	697	698
Series 2005-6 Class B2
5.344% due 05/25/35	96	65
Thornburg Mortgage Securities Trust (Ê)
Series 2003-2 Class A1
3.575% due 04/25/43	340	331
Series 2006-5 Class A1
3.015% due 09/25/46	1,857	1,737
Series 2006-6 Class A1
3.005% due 11/25/11	282	268
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16 Class A2
4.380% due 10/15/41	871	866
Series 2005-C20 Class A4
5.285% due 07/15/42	1,000	1,006
Series 2005-C21 Class A4
5.384% due 10/15/44	1,500	1,496
Series 2006-C28 Class A2
5.500% due 10/15/48	510	510
Series 2006-WL7 Class A1 (Ê)(Þ)
2.806% due 09/15/21	1,990	1,871
Series 2007-C31 Class A2
5.421% due 04/15/47	1,000	989
Series 2007-WHL Class A1 (Ê)(Þ)
2.796% due 06/15/20	711	656
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35	220	183
Series 2006-AR2 Class A1A (Ê)
5.016% due 04/25/46	469	372
Series 2006-AR6 Class 1A (Ê)
3.085% due 07/25/46	196	154

	Principal Amount ($) or Shares	Market Value $
Series 2007-OA1 Class 2A (Ê)
4.796% due 12/25/46	5,980	4,487
Washington Mutual Mortgage Pass-Through Certificates
Series 2003-S9 Class A2 (Ê)
3.445% due 10/25/33	594	566
Series 2004-AR3 Class A2
4.243% due 06/25/34	653	633
Series 2004-AR8 Class X
Principal Only STRIP
Zero coupon due 06/25/44	76	—
Series 2004-CB3 Class 1A
6.000% due 10/25/34	78	77
Series 2004-CB3 Class 4A
6.000% due 10/25/19	180	184
Series 2005-AR1 Class 1A1
4.833% due 10/25/35	469	459
Series 2005-AR1 Class A1A1 (Ê)
3.185% due 10/25/45	436	353
3.165% due 12/25/45	452	376
Series 2005-AR1 Class A1B1 (Ê)
3.185% due 08/25/45	15	15
3.155% due 10/25/45	41	40
3.145% due 11/25/45	94	88
3.145% due 12/25/45	87	84
Series 2005-AR6 Class B3 (Ê)
3.555% due 04/25/45	339	119
Series 2005-AR8 Class 2A1A (Ê)
3.185% due 07/25/45	411	338
Series 2005-AR8 Class 2AB3 (Ê)
3.255% due 07/25/45	165	114
Series 2006-AR1 Class 1A1
5.940% due 09/25/36	562	548
Series 2006-AR1 Class 1A4
5.648% due 11/25/36	688	657
Series 2006-AR1 Class 3A1A (Ê)
4.996% due 09/25/46	751	593
Series 2006-AR2 Class 1A1
5.307% due 03/25/37	1,573	1,510
Series 2006-AR7 Class 2A (Ê)
5.056% due 07/25/46	2,782	2,210
Series 2006-AR8 Class 1A5
5.884% due 08/25/46	76	70
Series 2006-AR8 Class 2A3 (Ê)
6.131% due 08/25/46	50	46
Series 2007-HY1 Class 1A1
5.714% due 02/25/37	924	882
Series 2007-HY2 Class 3A1
5.942% due 09/25/36	2,859	2,708

92	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-HY3 Class 4A1
5.349% due 03/25/37	3,568	3,395
Series 2007-HY3 Class 4B1
5.348% due 03/25/37	299	229
Series 2007-HY4 Class 1A1 (Ê)
5.552% due 04/25/37	414	393
Series 2007-OA2 Class 1A (Ê)
4.776% due 03/25/47	821	637
Wells Fargo Alternative Loan Trust
Series 2007-PA6 Class A1 6.600% due 12/26/37	2,661	2,131
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC Class A1 (Ê)
4.947% due 01/25/35	634	611
Series 2004-E Class A2 (Ê)
4.500% due 05/25/34	516	505
Series 2004-O Class A1 (Ê)
4.889% due 08/25/34	2,102	1,976
Series 2004-T Class A1 (Ê)
6.130% due 09/25/34	84	84
Series 2005-12 Class 1A7
5.500% due 11/25/35	474	464
Series 2005-14 Class 2A1
5.500% due 12/25/35	1,286	1,241
Series 2005-17 Class 1A1
5.500% due 01/25/36	711	704
Series 2005-17 Class 1A2
5.500% due 01/25/36	371	364
Series 2005-17 Class 2A1
5.500% due 01/25/36	1,755	1,676
Series 2005-18 Class 1A1
5.500% due 01/25/36	1,284	1,239
Series 2005-AR6 Class A1 (Ê)
5.038% due 04/25/35	2,196	2,019
Series 2006-1 Class A3
5.000% due 03/25/21	298	292
Series 2006-2 Class 2A3
5.500% due 03/25/36	788	757
Series 2006-2 Class 3A1
5.750% due 03/25/36	660	640
Series 2006-4 Class 1A8
5.750% due 04/25/36	232	227
Series 2006-4 Class 2A3
5.750% due 04/25/36	198	199
Series 2006-9 Class 1A14
6.000% due 08/25/36	181	180
Series 2006-AR1 Class 1A2 (Ê)
6.023% due 09/25/36	232	223

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR1 Class 2A4 (Ê)
6.090% due 10/25/36	315	304
Series 2006-AR1 Class 5A1 (Ê)
5.597% due 07/25/36	534	514
Series 2006-AR1 Class A1
5.643% due 12/25/36	203	193
Series 2006-AR1 Class A7
5.517% due 08/25/36	462	412
Series 2006-AR2 Class 2A1
4.950% due 03/25/36	539	516
Series 2006-AR4 Class 1A1 (Ê)
5.857% due 04/25/36	697	653
Series 2006-AR4 Class 2A1 (Ê)
5.773% due 04/25/36	984	919
Series 2006-AR5 Class 2A1 (Ê)
5.537% due 04/25/36	370	356
Series 2006-AR6 Class 7A1 (Ê)
5.111% due 03/25/36	1,585	1,457
Series 2007-10 Class 2A5
6.250% due 07/25/37	444	428
Series 2007-14 Class 1A1
6.000% due 10/25/37	1,235	1,239
Series 2007-8 Class 1A16
6.000% due 07/25/37	975	928
Zuni Mortgage Loan Trust (Ê)
Series 2006-OA1 Class A1 3.025% due 08/25/36	265	252

		1,109,448

Municipal Bonds - 0.2%
Badger TOB Asset Securitization Corp. Revenue Bonds, weekly demand
6.375% due 06/01/32	800	803
City of Colorado Springs Colorado Revenue Bonds, weekly demand
5.000% due 11/15/33	200	203
Michigan State University Revenue Bonds (Ê)(m), quarterly demand
2.684% due 02/15/37	1,060	784
New Jersey Economic Development Authority Revenue Bonds, weekly demand
5.750% due 06/15/34	235	228
State of California General Obligation Unlimited, weekly demand
5.000% due 02/01/33	75	75
State of Texas General Obligation Unlimited, weekly demand
4.750% due 04/01/35	250	247

Fixed Income III Fund	93

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Tobacco Settlement Authority of Iowa Revenue Bonds, weekly demand
6.500% due 06/01/23		95	90
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds
7.467% due 06/01/47		710	665
University of Arkansas Revenue Bonds (m), weekly demand
5.000% due 11/01/31		500	507
West Virginia Economic Development Authority Revenue Bonds (m)
5.370% due 07/01/20		65	65

			3,667

Non-US Bonds - 1.0%
Arab Republic of Egypt (Þ)
Series 144a 8.750% due 07/18/12	EGP	3,330	630
Argentina Bocon
Series PR12 2.000% due 01/03/16	ARS	1,000	520
Argentina Bonos
Series $ V 10.500% due 06/12/12	ARS	1,995	473
Argentina Government International Bond
Series dis 5.830% due 12/31/33	ARS	500	152
Bombardier, Inc. (Å)
Series 144a 7.250% due 11/15/16	EUR	125	197
Byggingarsjodur Verkamanna
Series 2
3.750% due 04/15/34	ISK	65,392	820
Series 3
3.750% due 06/15/44	ISK	123,000	1,536
Colombia Government International Bond
9.850% due 06/28/27	COP	910,000	445
European Investment Bank
2.150% due 01/18/27	JPY	31,800	291
Federative Republic of Brazil
12.500% due 01/05/22	BRL	975	610
10.250% due 01/10/28	BRL	4,660	2,505
Hellas Telecommunications Luxembourg V (Ê)
Series REGS 8.247% due 10/15/12	EUR	375	545

	Principal Amount ($) or Shares		Market Value $
Hungary Government Bond
Series 12/C 6.000% due 10/24/12	HUF	195,300	1,082
Impress Holdings B.V.
Series REGS 7.872% due 09/15/13	EUR	375	568
Ineos Group Holdings PLC
Series REGS 7.875% due 02/15/16	EUR	250	292
Lehman Brothers Holdings, Inc.
Series EMTN 5.375% due 10/17/12	EUR	1,000	1,466
Mexican Bonos
Series M 20 7.500% due 06/03/27	MXN	6,735	611
New South Wales Treasury Corp.
Series 12RG 6.000% due 05/01/12	AUD	1,310	1,192
Queensland Treasury Corp.
Series 13G 6.000% due 08/14/13	AUD	1,055	952
Red Arrow International Leasing PLC
8.375% due 06/30/12	RUB	1,661	70
Republic of Colombia
9.850% due 06/28/27	COP	1,132,000	604
Residential Capital LLC
7.125% due 05/17/12	EUR	375	266
Rhodia SA (Ê)
Series REGS 7.497% due 10/15/13	EUR	250	360
Santa Fe de Bogota DC (Þ)
Series 144a 9.750% due 07/26/28	EUR	378	317
TELUS Corp.
Series CD 4.950% due 03/15/17	CAD	195	182
United Kingdom Treasury Bills
5.000% due 03/07/12	GBP	384	781

			17,467

United States Government Agencies - 0.2%
Fannie Mae (Ñ)
4.750% due 11/19/12		860	903
Federal National Mortgage Association
3.250% due 04/09/13 (Ñ)		940	925
Zero coupon due 10/09/19		695	400

94	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Small Business Administration
Series 2000-P10 Class 1 7.449% due 08/10/10	30	31
Small Business Administration Participation Certificates
Series 1997-20D Class 1 7.500% due 04/01/17	825	864

		3,123

United States Government Treasuries - 4.8%
United States Treasury Inflation Indexed Bonds
2.000% due 04/15/12 (Ñ)	835	878
2.625% due 07/15/17 (Ñ)	1,088	1,197
2.000% due 01/15/26 (Ñ)	1,306	1,298
2.375% due 01/15/27 (Ñ)	1,050	1,104
1.750% due 01/15/28 (Ñ)	807	769
United States Treasury Notes
3.625% due 12/31/12 (Ñ)	57,840	59,395
3.125% due 04/30/13	560	562
5.125% due 05/15/16 (Ñ)	6,795	7,523
4.500% due 05/15/17 (Ñ)	205	217
8.750% due 08/15/20 (Ñ)	162	232
6.000% due 02/15/26 (Ñ)	6,850	8,092
6.125% due 11/15/27	642	777
4.750% due 02/15/37 (Ñ)	1,675	1,745
5.000% due 05/15/37 (Ñ)	2,405	2,606
United States Treasury Principal (Ñ) Principal Only STRIP
Zero coupon due 11/15/21	45	24

		86,419

Total Long-Term Investments
(cost $1,942,755)		1,899,186

Common Stocks - 0.0%
Auto and Transportation - 0.0%
Northwest Airlines Corp. (Æ)	44	—

Financial Services - 0.0%
Emerging Market Local Currency Fund (Æ)	23,903	289
Pacific Investment Management Co. Series High Yield Portfolio Institutional	41,173	346

Total Common Stocks
(cost $615)		635

	Principal Amount ($) or Shares		Market Value $
Preferred Stocks - 0.3%
Financial Services - 0.3%
Deutsche Bank Contingent Capital Trust II (ƒ)		13,175	299
DG Funding Trust Series 144a (Ê)(ƒ)(Å)		118	1,180
Federal National Mortgage Association (ƒ)(Ñ)		58,225	1,458
Freddie Mac (ƒ)(Ñ)		73,950	1,893

			4,830

Producer Durables - 0.0%
Nexen, Inc.		4,055	98

Total Preferred Stocks
(cost $4,989)			4,928

Warrants & Rights - 0.0%
Materials and Processing - 0.0%
Solutia, Inc. (Þ)(Æ) 2009 Warrants		—	—

Total Warrants & Rights
(cost $38)			—

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Futures
Jun 2008 92.50 Put (112)	USD	280	1
Jun 2008 92.75 Put (172)	USD	430	1
Sep 2008 92.25 Put (176)	USD	440	1
Sep 2008 92.50 Put (172)	USD	1,113	3

			6

Swaptions - 0.0%
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD
3.150%
Dec 2008 0.00 Call (2)		40,800	230
USD Three Month LIBOR/USD
3.150%
Feb 2009 0.00 Call (1)		19,200	108
USD Three Month LIBOR/USD
3.500%
Feb 2009 0.00 Call (1)		26,100	219

Fixed Income III Fund	95

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount	Market Value $

USD Three Month LIBOR/USD
3.600%
Feb 2009 0.00 Call (1)	48,800	229
USD Three Month LIBOR/USD
3.600%
Jul 2009 0.00 Call (1)	2,300	20
USD Three Month LIBOR/USD
3.450%
Aug 2009 0.00 Call (5)	42,300	335

		1,141

Total Options Purchased
(cost $1,809)		1,147

	Principal Amount ($) or Shares
Short-Term Investments - 15.6%
AIG Matched Funding Corp. (Ê)(Þ)
2.800% due 06/16/08	400	399
ALROSA Finance SA
8.125% due 05/06/08	546	546
American Express Bank FSB (Ê)
Series BKNT
2.723% due 10/16/08	600	599
American Express Centurion Bank (Ê)
Series BKNT
2.741% due 05/07/08	400	400
American Express Credit Corp. (Ê)(Ñ)
Series MTN
2.763% due 03/02/09	600	597
AMFM, Inc.
8.000% due 11/01/08	225	230
Amgen, Inc. (Ê)
Series WI
3.170% due 11/28/08	900	896
AT&T, Inc. (Ê)
3.278% due 11/14/08	1,000	1,000
Avista Corp.
9.750% due 06/01/08	220	221
BellSouth Corp. (Ê)
3.165% due 08/15/08	600	599
BNP Paribas
Zero coupon due 05/28/08	2,795	2,789
Calyon NY
2.689% due 01/16/09	700	700

	Principal Amount ($) or Shares	Market Value $
CIT Group, Inc. (Ê)
3.215% due 08/15/08	300	293
2.729% due 12/19/08	100	93
3.401% due 01/30/09	400	367
Citigroup Funding, Inc.
Zero coupon due 07/17/08	125	196
Series MTN (Ê)
2.980% due 12/08/08	100	99
Citigroup, Inc. (Ê)
2.695% due 12/26/08	500	497
3.291% due 01/30/09	800	795
Countrywide Home Loans, Inc.
Series MTNH
6.250% due 04/15/09	75	72
Series MTNL (Ñ)
3.250% due 05/21/08	215	214
Daimler Finance NA LLC (Ê)
Series MTNE 3.769% due 10/31/08	1,100	1,097
Daimler Finance North America LLC
3.298% due 03/13/09 (Ê)(Ñ)	500	495
Series MTN (Ê)
3.218% due 03/13/09	200	198
Delphi Corp., Second Lien Term Loan
6.875% due 07/01/08	100	100
Dexia Credit SA
2.654% due 09/29/08	2,300	2,299
Entergy Gulf States, Inc.
3.600% due 06/01/08	80	80
Series 144a (Ê)(Å)
3.740% due 12/08/08	195	195
Erac USA Finance Co. (Þ)
Series 144a 5.300% due 11/15/08	100	100
Federal Home Loan Bank Discount Notes
1.750% due 05/01/08 (ç)(ž)	10,600	10,600
4.800% due 05/02/08	5,800	5,800
Zero coupon due 05/08/08 (ç)(ž)	5,250	5,248
Zero coupon due 05/09/08 (ç)(ž)(Ñ)	2,585	2,584
Zero coupon due 05/14/08 (ç)(ž)	1,140	1,139
Zero coupon due 05/21/08 (ç)(ž)	16,330	16,311
Ferro Corp.
9.125% due 01/01/09	375	383
Ford Motor Credit Co. LLC
5.800% due 01/12/09	900	880
Fortis Bank
5.265% due 06/30/08	900	899
2.649% due 09/30/08	600	600

96	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Freddie Mac Discount Notes (ç)(ž)
Zero coupon due 07/21/08	202	201
Gazinvest Luxembourg SA for Gazprombank
7.250% due 10/30/08	470	474
General Electric Capital Corp. (Ê)
Series MTN 2.768% due 01/05/09	500	500
GMAC LLC
5.125% due 05/09/08	305	305
Goldman Sachs Group, Inc. (The) (Ê)
Series MTN
2.746% due 03/30/09	400	397
Series MTNB
3.013% due 07/29/08	100	100
3.186% due 11/10/08	400	399
HSBC Finance Corp.
2.930% due 09/15/08 (Ê)(Ñ)	1,900	1,890
3.154% due 12/05/08 (Ê)(Ñ)	100	99
5.875% due 02/01/09	210	212
JC Penney Corp., Inc.
7.375% due 08/15/08	280	282
Kansas City Southern Railway
9.500% due 10/01/08	1,400	1,414
Lehman Brothers Holdings, Inc. (Ê)
Series MTN 2.774% due 04/03/09	800	773
Mandalay Resort Group
9.500% due 08/01/08	20	20
Mantis Reef, Ltd. (Å)
Series 144a 4.692% due 11/14/08	200	199
MBNA Corp. (Ê)
Series MTNF 3.590% due 05/05/08	255	255
Merrill Lynch & Co., Inc.
Zero coupon due 05/28/08	2,795	2,789
Series MTNC
2.823% due 06/16/08	1,100	1,099
Morgan Stanley
2.840% due 11/21/08 (Ê)	500	498
Series GMTN
3.206% due 02/09/09	1,400	1,388
Nordea Bank Finland PLC
3.028% due 05/28/08	900	900
3.028% due 04/09/09	300	300
Owens-Illinois, Inc.
7.350% due 05/15/08	250	250

	Principal Amount ($) or Shares	Market Value $
Quebecor World Capital Corp. (Ø)
4.875% due 11/15/08	100	42
Rabobank USA Financial Corp.
Zero coupon due 05/19/08	2,795	2,792
Reckson Operating Partnership, LP
7.750% due 03/15/09	75	74
Residential Capital LLC
3.490% due 06/09/08 (Ê)	545	508
5.816% due 04/17/09 (Ê)	135	90
Series 144a (Þ)
6.546% due 04/17/09	605	273
Russell Investment Company Money Market Fund	189,290,000	189,290
Salomon Brothers AG for OAO Siberian Oil Co.
Series REGS 10.750% due 01/15/09	675	702
SLM Corp. (Ê)
Series MTNA 3.130% due 07/25/08	1,000	992
Telefonos de Mexico SAB de CV
4.500% due 11/19/08	175	176
Telesat, SUB Bridge Loan
10.500% due 10/31/08	275	234
Transocean, Inc. (Ê)
3.214% due 09/05/08	400	399
UBS Finance Delaware LLC
2.940% due 06/06/08	650	648
Unicredito Italiano NY (Ê)
Series YCD
3.135% due 05/06/08	1,100	1,100
3.085% due 05/29/08	500	500
United States Treasury Bills (ç)(ž)
1.343% due 06/12/08 (Ñ)	250	250
2.467% due 06/19/08 (§)	75	75
1.077% due 06/26/08	250	250
1.221% due 06/26/08 (§)	800	799
United States Treasury Notes (Ñ)
4.875% due 01/31/09	4,400	4,502
VTB Capital SA (Ê)
Series 144a (Þ)
3.839% due 08/01/08	765	765
Series REGS
3.839% due 08/01/08	320	318
Wachovia Bank NA (Ê)
Series BKNT
2.645% due 06/27/08	400	399
2.654% due 10/03/08	700	697
2.639% due 03/23/09	700	693

Fixed Income III Fund	97

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wal-Mart Stores, Inc. (Ê)
2.700% due 06/16/08	1,000	1,000
Westpac Banking Corp. (Ê)
Series DPNT 2.701% due 06/06/08	300	300

Total Short-Term Investments
(cost $283,653)		283,222

Other Securities - 6.9%
Russell Investment Company Money Market Fund (×)	27,133,099	27,133
State Street Securities Lending Quality Trust (×)	97,651,003	97,651

Total Other Securities
(cost $124,784)		124,784

Total Investments - 127.5%
(identified cost $2,358,643)		2,313,902

Other Assets and Liabilities, Net - (27.5%)		(499,765)

Net Assets - 100.0%		1,814,137

See accompanying notes which are an integral part of the financial statements.

98	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)		Notional Amount $	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures expiration date 06/08 (18)	EUR	4,500	7
Eurodollar Futures (CME) expiration date 06/08 (20)	USD	5,000	84
expiration date 09/08 (2)	USD	500	1
expiration date 12/08 (305)	USD	76,250	1,057
expiration date 03/09 (63)	USD	15,750	90
expiration date 06/09 (51)	USD	12,750	(84)
expiration date 09/09 (127)	USD	31,750	96
expiration date 12/09 (91)	USD	22,750	124
expiration date 03/10 (64)	USD	16,000	164
Euro-Schatz Bond Futures expiration date 06/08 (293)	EUR	29,300	(664)
Germany, Federal Republic expiration date 06/08 (31)	EUR	3,100	(124)
Germany, Federal Republic 2 Year Bonds expiration date 06/08 (149)	EUR	14,900	(259)
Germany, Federal Republic 5 Year Bonds expiration date 06/08 (137)	EUR	13,700	(576)
Germany, Federal Republic 10 Year Bonds expiration date 06/08 (14)	EUR	1,400	4
LIBOR Futures expiration date 06/08 (25)	GBP	3,125	4
expiration date 09/08 (48)	GBP	6,000	(23)
expiration date 12/08 (36)	GBP	4,500	(27)
expiration date 06/09 (1)	GBP	125	2
Three Month Short Sterling Interest Rate Futures (UK) expiration date 03/09 (9)	GBP	1,125	19
United States Treasury 2 Year Notes expiration date 06/08 (477)	USD	95,400	(534)
United States Treasury 5 Year Notes expiration date 06/08 (359)	USD	35,900	(311)
United States Treasury 10 Year Notes expiration date 06/08 (458)	USD	45,800	(25)
United States Treasury Bonds expiration date 06/08 (778)	USD	77,800	(440)

Futures Contracts (Number of Contracts)		Notional Amount $	Unrealized Appreciation (Depreciation) $
Short Positions
Eurodollar Futures expiration date 06/08 (26)	USD	6,500	10
Germany, Federal Republic 10 Year Bonds expiration date 06/08 (47)	EUR	4,700	206
Japanese 10 Year Bond (Japan) expiration date 06/08 (8)	JPY	80,000	18
United Kingdom Treasury Bonds expiration date 06/08 (22)	GBP	2,200	50
United States Treasury 2 Year Notes expiration date 06/08 (121)	USD	24,200	212
United States Treasury 5 Year Notes expiration date 06/08 (352)	USD	35,200	348
United States Treasury 10 Year Notes expiration date 06/08 (851)	USD	85,100	1,112
United States Treasury Bonds expiration date 06/08 (19)	USD	1,900	(14)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (°a)			527

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	99

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount $		Market Value $
Swaptions
(Fund Pays/Fund Receives)
USD 4.300%/USD Three Month LIBOR
Dec 2008 0.00 Call (2)		13,700	(330)
USD 3.950%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)		21,200	(359)
USD 4.250%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)		6,400	(148)
USD 4.300%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)		7,500	(185)
USD 4.600%/USD Three Month LIBOR
Feb 2009 0.00 Call (1)		3,100	(105)
USD 4.200%/USD Three Month LIBOR
Jul 2009 0.00 Call (1)		1,000	(22)
USD 4.150%/USD Three Month LIBOR
Aug 2009 0.00 Call (1)		1,300	(27)
USD 4.400%/USD Three Month LIBOR
Aug 2009 0.00 Call (5)		11,200	(315)
USD 4.550%/USD Three Month LIBOR
Aug 2009 0.00 Call (1)		1,900	(58)

United States Treasury Notes 10 Year Futures
May 2008 118.00 Call (161)	USD	161	(33)
May 2008 120.00 Call (57)	USD	57	(2)
May 2008 114.00 Put (183)	USD	183	(72)
May 2008 116.00 Put (37)	USD	37	(32)

Total Liability for Options Written (premiums received $2,410)			(1,688)

See accompanying notes which are an integral part of the financial statements.

100	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	318	AUD	340	05/02/08	3
USD	5,210	AUD	5,585	05/21/08	46
USD	161	AUD	175	06/16/08	3
USD	172	AUD	185	06/16/08	1
USD	174	AUD	185	06/16/08	—
USD	215	AUD	232	06/18/08	3
USD	1,503	AUD	1,639	06/18/08	34
USD	2,099	AUD	2,280	06/18/08	39
USD	2,120	AUD	2,304	06/18/08	41
USD	2,885	AUD	3,136	06/18/08	55
USD	218	BRL	385	05/05/08	13
USD	319	BRL	560	05/05/08	18
USD	217	BRL	365	06/03/08	1
USD	332	BRL	560	06/03/08	2
USD	7,850	BRL	13,462	06/03/08	177
USD	365	CAD	369	05/13/08	1
USD	265	CAD	269	06/16/08	2
USD	740	CAD	742	06/16/08	(4)
USD	2,140	CAD	2,131	06/18/08	(26)
USD	2,156	CAD	2,132	06/18/08	(40)
USD	757	CHF	767	05/13/08	(17)
USD	2,112	CHF	2,078	06/18/08	(106)
USD	2,120	CHF	2,162	06/18/08	(33)
USD	5,661	CHF	5,865	06/18/08	3
USD	572	EUR	365	05/13/08	(2)
USD	580	EUR	365	05/13/08	(10)
USD	50	EUR	32	05/29/08	—
USD	228	EUR	145	06/16/08	(2)
USD	855	EUR	550	06/16/08	2
USD	269	EUR	172	06/18/08	(2)
USD	2,015	EUR	1,266	06/18/08	(42)
USD	2,301	EUR	1,466	06/18/08	(17)
USD	4,214	EUR	2,719	06/18/08	22
USD	4,421	EUR	2,836	06/18/08	(2)
USD	4,590	EUR	2,886	06/18/08	(93)
USD	1	GBP	1	05/01/08	—
USD	235	GBP	118	06/18/08	(1)
USD	2,226	GBP	1,120	06/18/08	(6)
USD	2,236	GBP	1,132	06/18/08	8
USD	4,220	GBP	2,105	06/18/08	(49)
USD	2,292	INR	91,028	05/12/08	(48)
USD	2,274	INR	91,028	08/12/08	(41)
USD	19	JPY	1,962	05/12/08	—
USD	101	JPY	9,740	05/12/08	(8)
USD	173	JPY	17,544	05/12/08	(4)
USD	449	JPY	43,597	05/12/08	(30)
USD	5,656	JPY	579,000	05/15/08	(82)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	365	JPY	37,986	05/16/08	1
USD	8	JPY	848	06/16/08	—
USD	475	JPY	49,121	06/16/08	(1)
USD	616	JPY	64,129	06/16/08	2
USD	710	JPY	73,091	06/16/08	(5)
USD	250	JPY	25,937	06/18/08	—
USD	2,107	JPY	209,946	06/18/08	(82)
USD	2,112	JPY	204,961	06/18/08	(135)
USD	2,140	JPY	220,574	06/18/08	(13)
USD	2,162	JPY	222,252	06/18/08	(18)
USD	2,169	JPY	222,252	06/18/08	(25)
USD	2,237	JPY	223,933	06/18/08	(77)
USD	1,827	KRW	1,781,013	08/04/08	(52)
USD	944	MXN	10,432	05/06/08	50
USD	157	MYR	511	05/21/08	5
USD	2,099	NOK	10,824	06/18/08	18
USD	2,107	NZD	2,647	06/18/08	(55)
USD	2,110	NZD	2,698	06/18/08	(19)
USD	2,140	NZD	2,733	06/18/08	(21)
USD	4,204	NZD	5,301	06/18/08	(95)
USD	217	PEN	610	05/27/08	—
USD	490	PHP	22,462	05/19/08	41
USD	355	RUB	8,399	07/17/08	(1)
USD	5,195	SEK	31,000	05/19/08	(22)
USD	365	SEK	2,162	06/13/08	(5)
USD	883	SEK	5,395	06/13/08	16
USD	2,007	SEK	12,320	06/18/08	45
USD	2,245	SEK	13,412	06/18/08	(11)
USD	2,791	SGD	3,942	05/22/08	119
AUD	70	USD	65	06/16/08	—
AUD	185	USD	172	06/16/08	(2)
AUD	278	USD	263	06/16/08	2
AUD	340	USD	316	06/16/08	(3)
AUD	812	USD	759	06/16/08	(3)
AUD	1,149	USD	1,058	06/16/08	(20)
AUD	221	USD	202	06/18/08	(5)
AUD	2,310	USD	2,110	06/18/08	(56)
AUD	2,408	USD	2,236	06/18/08	(22)
AUD	4,649	USD	4,204	06/18/08	(155)
BRL	365	USD	218	05/05/08	(1)
BRL	560	USD	335	05/05/08	(2)
BRL	1,268	USD	697	05/15/08	(63)
BRL	2,574	USD	1,424	05/15/08	(119)
BRL	366	USD	210	07/02/08	(6)
BRL	14,261	USD	8,142	07/02/08	(298)
CAD	367	USD	365	05/13/08	1
CAD	370	USD	365	05/16/08	(2)

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	101

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

CAD	177	USD	175	06/16/08	—
CAD	1,989	USD	2,014	06/18/08	40
CAD	2,089	USD	2,120	06/18/08	47
CAD	279	USD	276	06/30/08	(1)
CHF	697	USD	706	06/18/08	34
CHF	832	USD	804	06/18/08	—
CHF	2,084	USD	2,099	06/18/08	86
CHF	2,162	USD	2,110	06/18/08	22
CHF	4,312	USD	4,185	06/18/08	21
EUR	17	USD	26	05/01/08	—
EUR	4,100	USD	6,425	05/09/08	25
EUR	185	USD	289	05/13/08	—
EUR	365	USD	580	05/13/08	10
EUR	670	USD	1,048	05/29/08	3
EUR	2,221	USD	3,472	06/03/08	8
EUR	145	USD	226	06/16/08	—
EUR	146	USD	223	06/18/08	(4)
EUR	174	USD	276	06/18/08	6
EUR	276	USD	429	06/18/08	(1)
EUR	1,129	USD	1,754	06/18/08	(5)
EUR	1,304	USD	2,041	06/18/08	9
EUR	1,336	USD	2,102	06/18/08	20
EUR	1,357	USD	2,102	06/18/08	(12)
EUR	1,368	USD	2,093	06/18/08	(38)
EUR	1,376	USD	2,157	06/18/08	12
EUR	1,379	USD	2,110	06/18/08	(39)
EUR	1,414	USD	2,214	06/18/08	12
EUR	1,426	USD	2,245	06/18/08	23
EUR	1,749	USD	2,717	06/18/08	(9)
EUR	2,817	USD	4,459	06/18/08	70
GBP	239	USD	465	05/21/08	(9)
GBP	61	USD	119	06/16/08	(1)
GBP	430	USD	842	06/16/08	(10)
GBP	1,062	USD	2,120	06/18/08	16
GBP	1,135	USD	2,237	06/18/08	(12)
GBP	1,144	USD	2,245	06/18/08	(21)
GBP	1,168	USD	2,334	06/18/08	20
GBP	2,122	USD	4,204	06/18/08	(3)
HUF	180,158	USD	1,129	05/14/08	17
INR	91,028	USD	2,281	05/12/08	36
ISK	165,500	USD	2,274	05/15/08	64
JPY	8,413	USD	85	05/12/08	4
JPY	8,424	USD	85	05/12/08	4
JPY	8,427	USD	85	05/12/08	4
JPY	8,508	USD	86	05/12/08	4
JPY	8,514	USD	86	05/12/08	4
JPY	8,528	USD	86	05/12/08	4

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPY	9,319	USD	94	05/12/08	4
JPY	12,999	USD	133	05/12/08	8
JPY	13,001	USD	133	05/12/08	8
JPY	26,105	USD	267	05/12/08	16
JPY	270,400	USD	2,687	05/15/08	84
JPY	15,044	USD	145	05/16/08	—
JPY	19,552	USD	190	06/16/08	1
JPY	36,944	USD	365	06/16/08	9
JPY	48,981	USD	475	06/16/08	3
JPY	26,182	USD	269	06/18/08	17
JPY	203,318	USD	2,102	06/18/08	141
JPY	206,324	USD	2,099	06/18/08	109
JPY	230,078	USD	2,230	06/18/08	11
JPY	232,413	USD	2,236	06/18/08	(6)
JPY	429,590	USD	4,185	06/18/08	42
KRW	117,281	USD	117	05/30/08	—
MXN	2,461	USD	227	05/06/08	(8)
MXN	7,972	USD	753	05/06/08	(6)
NOK	11,295	USD	2,226	06/18/08	17
NZD	6,600	USD	5,167	05/21/08	27
NZD	2,654	USD	2,093	06/18/08	36
NZD	2,655	USD	2,112	06/18/08	54
NZD	2,702	USD	2,120	06/18/08	26
NZD	2,843	USD	2,226	06/18/08	22
NZD	2,866	USD	2,210	06/18/08	(12)
NZD	5,501	USD	4,291	06/18/08	26
RUB	8,399	USD	353	07/10/08	(1)
SEK	13,182	USD	2,226	06/18/08	30
SEK	3,713	USD	616	06/19/08	(3)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(170)

See accompanying notes which are an integral part of the financial statements.

102	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount $		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

CMBS AAA 10 Year Index	Bank of America	USD	500	CMBS AAA 10 Year Index minus 0.055%	05/30/08	11
CMBS AAA 10 Year Index	Bank of America	USD	2,000	CMBS AAA 10 Year Index minus 0.075%	05/30/08	46
CMBS AAA 10 Year Index	Bank of America	USD	1,000	CMBS AAA 10 Year Index minus 0.115%	05/30/08	23
CMBS AAA 10 Year Index	Bank of America	USD	4,000	CMBS AAA 10 Year Index minus 0.125%	05/30/08	89
CMBS AAA 10 Year Index	Citibank	USD	1,500	CMBS AAA 10 Year Index minus 0.150%	05/30/08	33
CMBS AAA 10 Year Index	Deutsche Bank	USD	400	CMBS AAA 10 Year Index minus 0.100%	05/30/08	9
Turkish Overnight Index Tuibon	Deutsche Bank	TRY	2,554	Turkish Overnight Index Tuibon plus 0.500%	05/30/08	(3)
CMBS AAA 10 Year Index	JP Morgan	USD	1,000	CMBS AAA 10 Year Index minus 0.855%	05/30/08	1
CMBS AAA 10 Year Index	JP Morgan	USD	1,500	CMBS AAA 10 Year Index minus 0.130%	05/30/08	33

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						242

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	103

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	12,100	5.473%	Three Month LIBOR	06/14/11	905
Bank of America	USD	3,600	4.500%	Three Month LIBOR	06/18/13	107
Bank of America	USD	16,100	4.500%	Three Month LIBOR	06/18/13	479
Bank of America	USD	2,200	Six Month LIBOR	5.000%	06/18/15	(116)
Bank of America	USD	4,000	5.548%	Three Month LIBOR	06/14/16	428
Bank of America	USD	4,500	5.000%	Three Month LIBOR	06/18/18	218
Bank of America	USD	100	Three Month LIBOR	5.000%	06/18/18	(5)
Bank of America	USD	6,400	Three Month LIBOR	5.250%	06/18/23	(404)
Bank of America	USD	6,400	Three Month LIBOR	5.250%	06/18/23	(404)
Bank of America	USD	1,300	Three Month LIBOR	5.250%	06/18/23	(82)
Bank of America	USD	4,800	Three Month LIBOR	5.250%	06/18/23	(303)
Bank of America	USD	9,700	Three Month LIBOR	5.250%	06/18/23	(612)
Bank of America	USD	4,400	Three Month LIBOR	5.250%	06/18/28	(271)
Bank of America	USD	2,500	5.628%	Three Month LIBOR	06/16/36	350
Bank of America	USD	600	Three Month LIBOR	5.000%	06/18/38	(15)
Bank of Scotland	EUR	2,300	4.250%	Six Month LIBOR	06/18/10	(13)
Barclays Bank PLC	GBP	400	6.000%	Six Month LIBOR	03/20/09	3
Barclays Bank PLC	EUR	13,340	Six Month LIBOR	4.250%	06/18/13	99
Barclays Bank PLC	SEK	2,700	Three Month LIBOR	4.750%	06/18/13	(1)
Barclays Bank PLC	USD	930	4.500%	Three Month LIBOR	06/18/13	28
Barclays Bank PLC	USD	11,100	4.500%	Three Month LIBOR	06/18/13	330
Barclays Bank PLC	GBP	400	4.750%	Six Month LIBOR	09/17/13	(16)
Barclays Bank PLC	JPY	40,000	2.000%	Six Month LIBOR	12/19/17	11
Barclays Bank PLC	SEK	45,600	Three Month LIBOR	4.750%	06/18/18	43
Barclays Bank PLC	USD	740	Three Month LIBOR	5.250%	06/18/38	(47)
Barclays Bank PLC	EUR	1,670	4.750%	Six Month LIBOR	06/18/38	(21)
Bear Stearns	USD	6,900	Three Month LIBOR	5.282%	08/20/12	(528)
Bear Stearns	USD	26,100	Three Month LIBOR	4.500%	06/18/13	(776)
Bear Stearns	USD	5,400	Three Month LIBOR	5.000%	06/18/18	(261)
Bear Stearns	USD	5,300	5.250%	Three Month LIBOR	06/18/28	327
BNP Paribas	EUR	900	Consumer Price Index (France)	2.090%	10/15/10	(4)
Citibank	USD	400	4.000%	Three Month LIBOR	06/18/10	6
Citibank	HUF	130,000	8.200%	Six Month LIBOR	04/21/13	2
Citibank	JPY	476,000	1.645%	Six Month LIBOR	04/25/18	(39)
Citibank	GBP	370	5.250%	Six Month LIBOR	06/18/18	7
Citibank	EUR	1,400	4.750%	Six Month LIBOR	06/18/38	(18)
Citibank	EUR	150	4.750%	Six Month LIBOR	06/18/38	(2)
Citibank	USD	460	Three Month LIBOR	5.250%	06/18/38	(29)
Credit Suisse First Boston	EUR	1,600	4.250%	Six Month LIBOR	06/18/10	(9)
Credit Suisse First Boston	EUR	5,110	4.500%	Six Month LIBOR	06/18/18	(51)
Credit Suisse First Boston	SEK	49,500	Three Month LIBOR	4.750%	06/18/18	46
Credit Suisse First Boston	EUR	1,100	4.750%	Six Month LIBOR	06/18/38	(14)
Credit Suisse First Boston	EUR	1,670	4.750%	Six Month LIBOR	06/18/38	(21)
Credit Suisse First Boston	USD	1,330	Three Month LIBOR	5.250%	06/18/38	(85)
Credit Suisse First Boston	USD	2,030	Three Month LIBOR	5.250%	06/18/38	(130)
Deutsche Bank	GBP	100	6.000%	Six Month LIBOR	12/20/08	1

See accompanying notes which are an integral part of the financial statements.

104	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	EUR	1,700	5.000%	Six Month LIBOR	12/19/09	17
Deutsche Bank	BRL	9,500	12.830%	Brazil Interbank Deposit Rate	01/04/10	158
Deutsche Bank	EUR	2,000	4.250%	Six Month LIBOR	06/18/10	(12)
Deutsche Bank	USD	25,180	Three Month LIBOR	4.315%	11/17/10	(433)
Deutsche Bank	JPY	355,000	1.183%	Six Month LIBOR	12/17/10	(2)
Deutsche Bank	JPY	928,000	1.181%	Six Month LIBOR	12/17/10	(4)
Deutsche Bank	JPY	976,000	1.183%	Six Month LIBOR	12/17/10	(4)
Deutsche Bank	JPY	467,000	1.170%	Six Month LIBOR	12/17/10	(3)
Deutsche Bank	JPY	467,000	1.160%	Six Month LIBOR	12/17/10	(4)
Deutsche Bank	USD	13,170	Three Month LIBOR	3.780%	12/24/10	(77)
Deutsche Bank	USD	8,000	Three Month LIBOR	3.868%	12/29/10	(59)
Deutsche Bank	USD	5,140	Three Month LIBOR	4.000%	12/29/10	(50)
Deutsche Bank	USD	12,390	Three Month LIBOR	3.658%	01/07/11	(39)
Deutsche Bank	USD	6,460	Three Month LIBOR	3.161%	01/28/11	44
Deutsche Bank	AUD	1,450	Six Month LIBOR	7.250%	06/18/13	12
Deutsche Bank	USD	4,600	4.500%	Three Month LIBOR	06/18/13	137
Deutsche Bank	USD	6,100	Three Month LIBOR	4.500%	06/18/13	(181)
Deutsche Bank	USD	22,200	4.920%	Three Month LIBOR	11/17/15	851
Deutsche Bank	JPY	225,000	Six Month LIBOR	1.703%	12/17/15	(15)
Deutsche Bank	JPY	588,000	Six Month LIBOR	1.699%	12/17/15	(37)
Deutsche Bank	JPY	618,000	Six Month LIBOR	1.691%	12/17/15	(35)
Deutsche Bank	JPY	296,000	Six Month LIBOR	1.670%	12/17/15	(13)
Deutsche Bank	JPY	296,000	Six Month LIBOR	1.641%	12/17/15	(8)
Deutsche Bank	USD	11,500	4.520%	Three Month LIBOR	12/24/15	141
Deutsche Bank	USD	7,000	4.630%	Three Month LIBOR	12/29/15	130
Deutsche Bank	USD	4,500	4.745%	Three Month LIBOR	12/29/15	114
Deutsche Bank	USD	10,800	4.487%	Three Month LIBOR	01/07/16	104
Deutsche Bank	USD	5,600	4.224%	Three Month LIBOR	01/28/16	(40)
Deutsche Bank	JPY	80,000	2.000%	Six Month LIBOR	12/19/17	22
Deutsche Bank	EUR	2,210	4.750%	Six Month LIBOR	06/18/38	(28)
Deutsche Bank	USD	2,670	Three Month LIBOR	5.250%	06/18/38	(171)
Deutsche Bank	USD	2,650	Three Month LIBOR	5.250%	06/18/38	(169)
Deutsche Bank	USD	6,200	Three Month LIBOR	5.309%	11/17/38	(392)
Deutsche Bank	JPY	46,000	2.595%	Six Month LIBOR	12/17/38	6
Deutsche Bank	JPY	118,000	2.594%	Six Month LIBOR	12/17/38	15
Deutsche Bank	JPY	124,000	2.585%	Six Month LIBOR	12/17/38	13
Deutsche Bank	JPY	60,000	2.570%	Six Month LIBOR	12/17/38	5
Deutsche Bank	JPY	60,000	2.540%	Six Month LIBOR	12/17/38	1
Deutsche Bank	USD	3,150	Three Month LIBOR	5.011%	12/24/38	(46)
Deutsche Bank	USD	1,930	Three Month LIBOR	5.121%	12/29/38	(61)
Deutsche Bank	USD	1,240	Three Month LIBOR	5.215%	12/29/38	(57)
Deutsche Bank	USD	2,960	Three Month LIBOR	5.017%	01/07/39	(44)
Deutsche Bank	USD	1,540	Three Month LIBOR	4.939%	01/28/39	(3)
Goldman Sachs	EUR	300	4.000%	Six Month LIBOR	03/20/09	(1)
Goldman Sachs	GBP	5,300	6.000%	Six Month LIBOR	06/19/09	60
Goldman Sachs	GBP	800	6.000%	Six Month LIBOR	12/19/09	14

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	105

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Goldman Sachs	USD	4,320	4.987%	Three Month LIBOR	05/02/12	(158)
Goldman Sachs	GBP	600	5.000%	Six Month LIBOR	09/17/13	(12)
Goldman Sachs	GBP	400	Six Month LIBOR	5.500%	12/15/36	(91)
Goldman Sachs	GBP	100	Six Month LIBOR	5.000%	12/19/37	(8)
HSBC	GBP	800	5.000%	Six Month LIBOR	09/17/13	(15)
JP Morgan	BRL	9,300	12.395%	Brazil Interbank Deposit Rate	01/04/10	34
JP Morgan	USD	8,300	4.500%	Three Month LIBOR	06/18/11	247
JP Morgan	HUF	64,000	8.280%	Six Month LIBOR	04/04/13	—
JP Morgan	USD	21,800	4.500%	Three Month LIBOR	06/18/13	648
JP Morgan	USD	5,800	4.500%	Three Month LIBOR	06/18/13	172
JP Morgan	USD	27,400	4.500%	Three Month LIBOR	06/18/13	814
JP Morgan	GBP	500	4.750%	Six Month LIBOR	09/17/13	(20)
JP Morgan	USD	21,900	5.000%	Three Month LIBOR	06/18/15	1,153
JP Morgan	USD	8,200	5.000%	Three Month LIBOR	06/18/15	432
JP Morgan	USD	20,300	Three Month LIBOR	5.000%	06/18/15	(1,069)
JP Morgan	USD	8,800	5.000%	Three Month LIBOR	06/18/18	425
JP Morgan	USD	1,700	5.000%	Three Month LIBOR	06/18/18	82
JP Morgan	USD	4,100	5.000%	Three Month LIBOR	06/18/18	181
JP Morgan	USD	3,300	Three Month LIBOR	5.250%	06/18/23	(208)
JP Morgan	USD	1,200	Three Month LIBOR	5.250%	06/18/28	(74)
JP Morgan	USD	1,700	Three Month LIBOR	5.250%	06/18/28	(105)
JP Morgan	USD	4,000	Three Month LIBOR	5.250%	06/18/28	(219)
JP Morgan	USD	3,000	5.250%	Three Month LIBOR	06/18/38	192
JP Morgan	USD	200	Three Month LIBOR	5.000%	06/18/38	(5)
Lehman Brothers	GBP	4,100	4.500%	Six Month LIBOR	09/20/09	(104)
Lehman Brothers	EUR	4,500	4.250%	Six Month LIBOR	06/18/10	(26)
Lehman Brothers	EUR	5,200	4.250%	Six Month LIBOR	06/18/10	(30)
Lehman Brothers	JPY	809,000	1.188%	Six Month LIBOR	12/17/10	(3)
Lehman Brothers	EUR	4,500	4.341%	Six Month LIBOR	03/18/11	12
Lehman Brothers	EUR	2,270	4.354%	Six Month LIBOR	03/18/11	7
Lehman Brothers	EUR	7,170	4.328%	Six Month LIBOR	03/18/11	16
Lehman Brothers	EUR	2,390	4.280%	Six Month LIBOR	03/18/11	4
Lehman Brothers	JPY	513,000	Six Month LIBOR	1.709%	12/17/15	(35)
Lehman Brothers	EUR	4,290	Six Month LIBOR	4.503%	03/18/16	(31)
Lehman Brothers	EUR	2,170	Six Month LIBOR	4.535%	03/18/16	(22)
Lehman Brothers	EUR	6,850	Six Month LIBOR	4.500%	03/18/16	(48)
Lehman Brothers	EUR	2,280	Six Month LIBOR	4.440%	03/18/16	(6)
Lehman Brothers	USD	5,000	5.371%	Three Month LIBOR	05/23/17	493
Lehman Brothers	USD	10,500	5.336%	Three Month LIBOR	05/24/17	1,006
Lehman Brothers	USD	9,450	5.403%	Three Month LIBOR	05/25/17	955
Lehman Brothers	EUR	1,690	4.865%	Six Month LIBOR	03/18/24	19
Lehman Brothers	EUR	860	4.908%	Six Month LIBOR	03/18/24	16
Lehman Brothers	EUR	2,700	4.875%	Six Month LIBOR	03/18/24	35
Lehman Brothers	EUR	900	4.805%	Six Month LIBOR	03/18/24	3
Lehman Brothers	EUR	3,350	4.750%	Six Month LIBOR	06/18/38	(43)
Lehman Brothers	USD	4,190	Three Month LIBOR	5.250%	06/18/38	(268)
Lehman Brothers	JPY	104,000	2.648%	Six Month LIBOR	12/17/38	25

See accompanying notes which are an integral part of the financial statements.

106	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Merrill Lynch	USD	900	Fannie Mae Constantly Maturing Mortgage 30 day rate	5.399	02/20/09	33
Merrill Lynch	USD	1,100	Three Month LIBOR	5.500%	05/21/09	(11)
Merrill Lynch	GBP	5,600	4.500%	Six Month LIBOR	09/20/09	(150)
Merrill Lynch	CAD	590	4.750%	Six Month LIBOR	06/18/13	28
Merrill Lynch	CAD	830	Three Month LIBOR	4.750%	06/18/13	(39)
Merrill Lynch	GBP	1,980	Six Month LIBOR	5.250%	06/18/13	1
Merrill Lynch	JPY	117,000	1.673%	Six Month LIBOR	04/28/18	(7)
Merrill Lynch	GBP	100	Six Month LIBOR	4.000%	12/15/35	7
Merrill Lynch	USD	900	Three Month LIBOR	5.000%	06/18/38	(22)
Morgan Stanley	BRL	800	12.670%	Brazil Interbank Deposit Rate	01/04/10	(5)
Morgan Stanley	EUR	3,500	4.250%	Six Month LIBOR	06/18/10	(20)
Morgan Stanley	USD	800	4.000%	Three Month LIBOR	06/18/10	13
Morgan Stanley	EUR	860	Six Month LIBOR	4.250%	06/18/13	6
Morgan Stanley	JPY	59,000	1.250%	Six Month LIBOR	06/18/13	(3)
Morgan Stanley	JPY	259,000	1.624%	Six Month LIBOR	04/25/18	(26)
Morgan Stanley	USD	400	Three Month LIBOR	5.000%	06/18/38	(10)
Royal Bank of Canada	CAD	2,040	Six Month LIBOR	3.740%	04/23/13	(6)
Royal Bank of Canada	GBP	1,060	5.288%	Six Month LIBOR	04/23/13	1
Royal Bank of Canada	CAD	4,080	Three Month LIBOR	3.826%	04/24/13	(27)
Royal Bank of Canada	GBP	2,120	5.325%	Six Month LIBOR	04/24/13	8
Royal Bank of Canada	CAD	2,030	Three Month LIBOR	3.899%	04/25/13	(18)
Royal Bank of Canada	GBP	1,050	5.376%	Six Month LIBOR	04/25/13	8
Royal Bank of Canada	CAD	2,580	Three Month LIBOR	3.802%	04/29/13	(13)
Royal Bank of Canada	GBP	1,330	5.302%	Six Month LIBOR	04/29/13	1
Royal Bank of Canada	CAD	1,510	Three Month LIBOR	3.750%	04/30/13	—
Royal Bank of Canada	GBP	760	5.295%	Six Month LIBOR	04/30/13	3
Royal Bank of Canada	CAD	280	Three Month LIBOR	4.750%	06/18/13	(13)
Royal Bank of Canada	USD	2,360	4.500%	Three Month LIBOR	06/18/13	70
Royal Bank of Scotland	GBP	1,500	6.000%	Six Month LIBOR	06/19/09	17
Royal Bank of Scotland	USD	1,300	4.000%	Three Month LIBOR	06/18/10	21
Royal Bank of Scotland	GBP	200	Six Month LIBOR	4.000%	12/15/36	41
Royal Bank of Scotland	GBP	100	Six Month LIBOR	5.500%	12/15/36	(16)
Royal Bank of Scotland	USD	600	Three Month LIBOR	5.000%	06/18/38	(15)
Salomon Smith Barney	HUF	68,000	8.470%	Six Month LIBOR	04/03/13	3
Salomon Smith Barney	HUF	67,000	8.280%	Six Month LIBOR	04/04/13	—
Salomon Smith Barney	HUF	140,000	8.140%	Six Month LIBOR	04/18/13	—
UBS	AUD	7,000	7.000%	Three Month LIBOR	09/15/09	(39)
UBS	BRL	800	12.410%	Brazil Interbank Deposit Rate	01/04/10	(5)
UBS	AUD	600	7.500%	Three Month LIBOR	03/15/10	—
UBS	EUR	3,100	4.250%	Six Month LIBOR	06/18/10	(18)
UBS	AUD	1,900	7.500%	Six Month LIBOR	03/15/11	3
UBS	BRL	1,700	10.575%	Brazil Interbank Deposit Rate	01/02/12	(72)
UBS	EUR	1,410	4.750%	Six Month LIBOR	06/18/38	(18)
UBS	USD	1,760	Three Month LIBOR	5.250%	06/18/38	(113)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($2,755)						2,938

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	107

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	1,250	0.090%	08/25/37	(438)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	1,250	0.090%	08/25/37	(438)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	700	0.760%	01/25/38	(292)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	1,000	0.760%	01/25/38	(416)
ABX - HE Index for Sub-Prime Home Equity Sector	Deutsche Bank	USD	1,800	0.110%	05/25/46	(299)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	1,300	0.090%	08/25/37	(455)
ABX - HE Index for Sub-Prime Home Equity Sector	Lehman Brothers	USD	4,000	0.7605	01/25/38	(1,660)
American International Group	Deutsche Bank	USD	1,800	2.050%	03/20/13	89
American International Group	Deutsche Bank	USD	2,200	1.630%	06/20/13	65
Argentina Government International Bond	Lehman Brothers	USD	1,600	1.700%	08/20/08	—
Berkshire Hathaway	Deutsche Bank	USD	3,600	1.000%	03/20/13	64
Brazilian Government International Bond	Lehman Brothers	USD	1,400	1.980%	03/20/16	49
Chesapeake Energy Corp.	Lehman Brothers	USD	2,000	0.750%	09/20/08	2
CMBS AAA Index	Morgan Stanley	USD	1,400	0.080%	12/13/49	(92)
Countrywide Home Loans	Merrill Lynch	USD	2,200	6.300%	06/20/13	19
Custom FTD Basket	Morgan Stanley	USD	4,400	11.400%	08/20/08	111
Dow Jones CDS Emerging Markets Index	Barclays Bank PLC	USD	300	2.650%	06/20/13	7
Dow Jones CDS Emerging Markets Index	Lehman Brothers	USD	1,500	2.650%	06/20/13	33
Dow Jones CDS Emerging Markets Index	Morgan Stanley	USD	100	2.650%	06/20/13	2
Dow Jones CDX High Volatility Index	Chase Securities Inc.	USD	400	1.120%	12/20/12	15
Dow Jones CDX High Volatility Index	Citibank	USD	500	2.144%	06/20/12	(8)
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	2,000	0.708%	12/20/12	47
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	1,200	1.550%	06/20/13	35
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	1,600	1.120%	12/20/12	59
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	2,800	1.550%	06/20/13	79
Dow Jones CDX High Volatility Index	Lehman Brothers	USD	1,300	0.600%	12/20/12	—
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	1,000	1.830%	06/20/12	(29)
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	3,000	1.640%	12/20/12	73
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	1,500	1.550%	06/20/13	45
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	1,000	2.080%	06/20/12	(19)
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	3,100	1.550%	06/20/13	92
Ford Motor Credit Co.	Goldman Sachs	USD	100	3.850%	09/20/12	(11)
Freddie Mac	Barclays Bank PLC	USD	700	0.720%	03/20/13	13
Gaz Capital for Gazprom	Barclays Bank PLC	USD	1,100	1.600%	12/20/12	(7)
Gaz Capital for Gazprom	Chase Securities Inc.	USD	600	1.250%	12/20/08	4
Gaz Capital for Gazprom	JP Morgan	USD	100	0.970%	11/20/08	—
Gaz Capital for Gazprom	Morgan Stanley	USD	1,500	2.480%	02/20/13	43
General Motors Acceptance Corp.	Lehman Brothers	USD	400	3.600%	09/20/08	(5)
General Motors Acceptance Corp.	Lehman Brothers	USD	900	1.680%	09/20/08	(23)
General Motors Acceptance Corp.	Merrill Lynch	USD	1,000	1.850%	09/20/09	(128)
General Motors Corp.	Bank of America	USD	900	8.950%	03/20/13	(23)
General Motors Corp.	Bank of America	USD	800	5.000%	06/20/13	(129)
General Motors Corp.	Chase Securities Inc.	USD	200	4.550%	12/20/12	(33)
General Motors Corp.	Citibank	USD	300	4.630%	12/20/12	(48)
General Motors Corp.	Deutsche Bank	USD	500	5.000%	06/20/13	(81)
General Motors Corp.	Lehman Brothers	USD	1,000	2.300%	09/20/08	—
Indonesia Government International Bond	Lehman Brothers	USD	100	0.400%	12/20/08	—
Kazkommerts International BV	Lehman Brothers	USD	700	4.250%	10/20/12	(70)
Lehman Brothers	Barclays Bank PLC	USD	300	0.190%	09/20/08	(2)
Lehman Brothers	JP Morgan	USD	300	0.300%	09/20/08	(2)

See accompanying notes which are an integral part of the financial statements.

108	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — April 30, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Receives Fixed Rate	Termination Date	Value $
Merrill Lynch & Co.	Deutsche Bank	USD	2,000	2.200%	06/20/13	71
Merrill Lynch & Co.	Royal Bank of Scotland	USD	1,000	2.200%	06/20/13	36
Metlife, Inc.	Deutsche Bank	USD	1,800	2.050%	03/20/13	105
Metlife, Inc.	UBS	USD	1,800	2.050%	03/20/13	105
Mexico Government International Bond	JP Morgan	USD	200	0.920%	03/20/16	(1)
Neiman Marcus Group (The)	Lehman Brothers	USD	1,000	1.100%	09/20/08	5
Prudential	Deutsche Bank	USD	1,800	2.300%	03/20/13	104
Prudential	UBS	USD	1,800	2.300%	03/20/13	104
Russia Government International Bond	Morgan Stanley	USD	100	0.245%	06/20/08	—
Sunguard Data Systems	Lehman Brothers	USD	2,000	3.500%	09/20/12	4
Univision Communications Inc.	Lehman Brothers	USD	2,000	1.750%	12/20/08	130

Total Market Value of Open Credit Default Contracts Premiums Paid (Received) - ($3,786)						(3,099)

Presentation of Portfolio Holdings — April 30, 2008 (Unaudited)

Categories	% of Net Assets

Asset-Backed Securities	12.3
Certificates of Deposit	0.1
Corporate Bonds and Notes	18.3
International Debt	6.0
Loan Agreements	0.7
Mortgage-Backed Securities	61.1
Municipal Bonds	0.2
Non-US Bonds	1.0
United States Government Agencies	0.2
United States Government Treasuries	4.8
Common Stocks	—	*
Preferred Stocks	0.3
Warrants & Rights	—	*
Options Purchased	—	*
Short Term Investments	15.6
Other Securities	6.9

Total Investments	127.5
Other Assets and Liabilities, Net	(27.5)

	100.0

Futures Contracts	—	*
Options Written	(0.1)
Foreign Currency Exchange Contracts	—	*
Index Swap Contracts	—	*
Interest Rate Swap Contracts	0.2
Credit Default Swaps	(0.2)

*	Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	109

Russell Investment Company

Institutional Funds

Notes to Schedule of Investments — April 30, 2008 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(m)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIC - Payment in Kind

FDIC - Federal Deposit Insurance Company

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

110	Notes to Schedules of Investments

Russell Investment Company

Institutional Funds

Notes to Schedule of Investments, continued — April 30, 2008 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PLN - Polish zloty
AUD - Australian dollar	HUF - Hungarian forint	RUB - Russian ruble
BRL - Brazilian real	ID - Indonesian rupiah	SEK - Swedish krona
CAD - Canadian dollar	ILS - Israeli shekel	SGD - Singapore dollar
CHF - Swiss franc	INR - Indian rupee	SKK - Slovakian koruna
CLP - Chilean peso	ITL - Italian lira	THB - Thai baht
CNY - Chinese renminbi yuan	JPY - Japanese yen	TRL - Turkish lira
COP - Colombian peso	KES - Kenyan schilling	TWD - Taiwanese dollar
CRC - Costa Rica colon	KRW - South Korean won	USD - United States dollar
CZK - Czech koruna	MXN - Mexican peso	VEB - Venezuelan bolivar
DKK - Danish krone	MYR - Malaysian ringgit	VND - Vietnam dong
EGP - Egyptian pound	NZD - New Zealand dollar	ZAR - South African rand
EUR - Euro	PEN - Peruvian nouveau sol
GBP - British pound sterling	PHP - Philippine peso

Notes to Schedules of Investments	111

Russell Investment Company

Institutional Funds

Statements of Assets and Liabilities — April 30, 2008 (Unaudited)

Amounts in thousands	Equity I Fund	Equity II Fund

Assets
Investments, at identified cost	$2,023,910	$722,351
Investments, at market***	2,243,286	750,064
Cash	—	—
Cash (restricted)	—	—
Foreign currency holdings*	—	—
Unrealized appreciation on foreign currency exchange contracts	—	—
Receivables:
Dividends and interest	1,563	281
Dividends from affiliated money market funds	359	88
Investments sold	26,412	5,866
Fund shares sold	3,768	603
Foreign taxes recoverable	—	—
From Adviser	—	—
Daily variation margin on futures contracts	—	—
Prepaid expenses	106	22
Unrealized appreciation on index swap contracts	—	—
Interest rate swap contracts, at market value*****	—	—
Credit default swaps, at market value****	—	—

Total assets	2,275,494	756,924

Liabilities
Payables:
Due to Custodian	—	—
Investments purchased	30,741	5,587
Fund shares redeemed	1,863	567
Accrued fees to affiliates	1,161	385
Other accrued expenses	158	103
Dividends for securities sold short	—	—
Daily variation margin on futures contracts	481	96
Deferred tax liability	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—
Options written, at market value**	—	—
Securities sold short, at market value******	—	—
Payable upon return of securities loaned	247,242	225,924
Unrealized depreciation on index swap contracts	—	—
Interest rate swap contracts, at market value*****	—	—
Credit default swaps, at market value****	—	—

Total liabilities	281,646	232,662

Net Assets	$1,993,848	$524,262

See accompanying notes which are an integral part of the financial statements.

112	Statements of Assets and Liabilities

Equity Q Fund	International Fund	Fixed Income III Fund

$1,742,577	$2,103,046	$2,358,643
1,851,458	2,363,685	2,313,902
—	—	160
—	8,367	3,901
—	5,246	1,356
—	10,987	2,090

989	7,533	13,867
319	282	572
49,975	21,790	167,540
2,400	3,465	6,684
—	296	—
—	—	—
—	561	1,365
44	42	7
—	22	245
—	—	12,469
—	—	1,610

1,905,185	2,422,276	2,525,768

—	387	—
49,839	27,088	565,080
1,849	1,813	1,288
966	1,292	921
209	474	178
79	—	—
169	263	1,189
—	62	—
—	10,803	2,260
—	1,428	1,688
190,291	—	—
60,301	426,250	124,784
—	24	3
—	—	9,531
—	—	4,709

303,703	469,884	711,631

$1,601,482	$1,952,392	$1,814,137

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	113

Russell Investment Company

Institutional Funds

Statements of Assets and Liabilities, continued — April 30, 2008 (Unaudited)

Amounts in thousands	Equity I Fund	Equity II Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,146	$1,277
Accumulated net realized gain (loss)	(78,641)	(37,424)
Unrealized appreciation (depreciation) on:
Investments (International Fund - net of deferred tax liability for foreign capital gains taxes)	219,376	27,713
Futures contracts	7,312	1,873
Options written	—	—
Credit default swaps	—	—
Index swap contracts	—	—
Interest rate swap contracts	—	—
Securities sold short	—	—
Foreign currency-related transactions	—	—
Shares of beneficial interest	642	231
Additional paid-in capital	1,844,013	530,592

Net Assets	$1,993,848	$524,262

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class E*******	$31.07	$22.58
Class E — Net assets	$72,225,125	$38,530,507
Class E — Shares outstanding ($.01 par value)	2,324,919	1,706,457
Net asset value per share: Class I*******	$31.06	$22.71
Class I — Net assets	$1,308,905,335	$393,556,568
Class I — Shares outstanding ($.01 par value)	42,140,742	17,329,525
Net asset value per share: Class Y*******	$31.05	$22.70
Class Y — Net assets	$612,717,418	$92,174,550
Class Y — Shares outstanding ($.01 par value)	19,733,285	4,061,178
Amounts in thousands
* Foreign currency holdings - cost	$—	$—
** Premiums received on options written	$—	$—
*** Securities on loan included in investments	$249,703	$220,516
**** Credit default swap contracts - premiums paid (received)	$—	$—
***** Interest rate swap contracts - premiums paid (received)	$—	$—
****** Proceeds on securities sold short	$—	$—
******* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

114	Statements of Assets and Liabilities

Equity Q Fund	International Fund	Fixed Income III Fund

$75	$(4,659)	$(1,426)
(54,289)	1,793	32,220

108,881	260,577	(44,741)
3,031	11,211	527
—	(486)	722
—	—	687
—	(2)	242
—	—	5,693
(3,030)	—	—
—	129	(163)
501	469	1,744
1,546,313	1,683,360	1,818,632

$1,601,482	$1,952,392	$1,814,137

$31.97	$41.65	$10.42
$63,401,062	$68,732,665	$30,103,887
1,983,350	1,650,388	2,890,121
$31.98	$41.63	$10.40
$1,194,950,417	$1,521,244,685	$1,571,651,944
37,367,611	36,540,330	151,118,613
$31.98	$41.64	$10.40
$343,130,561	$362,414,173	$212,381,139
10,728,477	8,703,881	20,413,622

$—	$5,249	$1,374
$—	$942	$2,410
$69,758	$410,241	$122,441
$—	$—	$(3,786)
$—	$—	$(2,755)
$187,261	$—	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	115

Russell Investment Company

Institutional Funds

Statements of Operations — For the Period Ended April 30, 2008 (Unaudited)

Amounts in thousands	Equity I Fund	Equity II Fund

Investment Income
Dividends	$18,398	$2,679
Dividends from affiliated money market funds	339	574
Interest	770	27
Securities lending income	159	866
Less foreign taxes withheld	—	—

Total investment income	19,666	4,146

Expenses
Advisory fees	5,173	1,821
Administrative fees	470	130
Custodian fees	294	214
Transfer agent fees - Class E	15	9
Transfer agent fees - Class I	466	199
Transfer agent fees - Class Y	12	2
Professional fees	64	29
Registration fees	102	28
Shareholder servicing fees - Class E	73	46
Trustees’ fees	19	5
Printing fees	38	11
Dividends from securities sold short	—	—
Interest expense from securities sold short	—	—
Miscellaneous	20	6

Expenses before reductions	6,746	2,500
Expense reductions	(190)	(54)

Net expenses	6,556	2,446

Net investment income (loss)	13,110	1,700

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (International Fund - net of foreign capital gains taxes)	(43,192)	(29,050)
Futures contracts	(20,084)	(5,078)
Options written	—	—
Credit default swap contracts	—	—
Index swap contracts	—	—
Interest rate swap contracts	—	—
Securities sold short	—	—
Foreign currency-related transactions	—	—

Net realized gain (loss)	(63,276)	(34,128)

Net change in unrealized appreciation (depreciation) on:
Investments (International Fund - net of deferred tax liability for foreign capital gains taxes)	(164,336)	(55,005)
Futures contracts	4,470	1,344
Options written	—	—
Credit default swap contracts	—	—
Index swap contracts	—	—
Interest rate swap contracts	—	—
Securities sold short	—	—
Foreign currency-related transactions	—	—

Net change in unrealized appreciation (depreciation)	(159,866)	(53,661)

Net realized and unrealized gain (loss)	(223,142)	(87,789)

Net Increase (Decrease) in Net Assets from Operations	$(210,032)	$(86,089)

See accompanying notes which are an integral part of the financial statements.

116	Statements of Operations

Equity Q Fund	International Fund	Fixed Income III Fund

$15,169	$25,812	$1,367
974	2,809	5,345
55	119	40,429
266	1,400	430
—	(1,929)	—

16,464	28,211	47,571

4,369	6,765	4,233
397	483	423
267	1,092	486
15	16	7
490	384	374
7	7	4
45	75	39
53	59	89
77	78	34
16	19	18
30	45	36
1,164	—	—
566	—	—
18	21	16

7,514	9,044	5,759
(160)	(208)	(236)

7,354	8,836	5,523

9,110	19,375	42,048

(47,574)	27,038	14,014
(8,794)	(31,387)	15,574
—	(1,067)	(2,513)
—	—	(1,177)
—	(7)	(504)
—	—	12,479
18,389	—	—
—	14,117	2,063

(37,979)	8,694	39,936

(179,032)	(263,038)	(47,739)
1,922	5,917	(2,684)
—	(486)	349
—	—	986
—	63	194
—	—	(1,383)
2,514	—	—
—	(4,127)	(513)

(174,596)	(261,671)	(50,790)

(212,575)	(252,977)	(10,854)

$(203,465)	$(233,602)	$31,194

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	117

Russell Investment Company

Institutional Funds

Statements of Changes in Net Assets

	Equity I Fund		Equity II Fund
Amounts in thousands	Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$13,110	$19,386	$1,700	$2,364
Net realized gain (loss)	(63,276)	162,786	(34,128)	92,042
Net change in unrealized appreciation (depreciation)	(159,866)	152,792	(53,661)	(314)

Net increase (decrease) in net assets from operations	(210,032)	334,964	(86,089)	94,092

Distributions
From net investment income
Class E	(361)	(375)	(107)	—
Class I	(8,791)	(13,092)	(2,005)	(541)
Class Y	(4,014)	(5,658)	(509)	(242)
From net realized gain
Class E	(5,138)	(1,967)	(6,217)	(8,116)
Class I	(106,919)	(49,705)	(69,029)	(92,903)
Class Y	(46,131)	(22,622)	(14,095)	(22,679)

Net decrease in net assets from distributions	(171,354)	(93,419)	(91,962)	(124,481)

Share Transactions
Net increase (decrease) in net assets from share transactions	353,518	136,161	89,827	19,538

Total Net Increase (Decrease) in Net Assets	(27,868)	377,706	(88,224)	(10,851)

Net Assets
Beginning of period	2,021,716	1,644,010	612,486	623,337

End of period	$1,993,848	$2,021,716	$524,262	$612,486

Undistributed (overdistributed) net investment income included in net assets	$1,146	$1,202	$1,277	$2,198

See accompanying notes which are an integral part of the financial statements.

118	Statements of Changes in Net Assets

Equity Q Fund		International Fund		Fixed Income III Fund
Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007	Period Ended April 30, 2008 (Unaudited)	Fiscal Year Ended October 31, 2007

$9,110	$18,004	$19,375	$38,478	$42,048	$57,801
(37,979)	156,888	8,694	324,541	39,936	(129)
(174,596)	12,304	(261,671)	158,455	(50,790)	6,325

(203,465)	187,196	(233,602)	521,474	31,194	63,997

(322)	(485)	(1,863)	(1,423)	(851)	(765)
(7,131)	(13,875)	(48,623)	(43,118)	(44,978)	(48,727)
(2,132)	(4,295)	(10,288)	(11,524)	(4,959)	(5,610)

(6,797)	(4,085)	(10,100)	(5,123)	—
(121,318)	(86,826)	(246,655)	(142,647)	—
(33,792)	(28,301)	(51,323)	(37,641)	—

(171,492)	(137,867)	(368,852)	(241,476)	(50,788)	(55,102)

173,761	101,510	341,075	83,580	265,129	698,789

(201,196)	150,839	(261,379)	363,578	245,535	707,684

1,802,678	1,651,839	2,213,771	1,850,193	1,568,602	860,918

$1,601,482	$1,802,678	$1,952,392	$2,213,771	$1,814,137	$1,568,602

$75	$550	$(4,659)	$36,740	$(1,426)	$7,314

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	119

Russell Investment Company

Institutional Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Equity I Fund
Class E
April 30, 2008*	38.09	.17	(4.02)	(3.85)	(.20)	(2.97)
October 31, 2007	33.51	.29	6.08	6.37	(.28)	(1.51)
October 31, 2006	30.81	.25	3.96	4.21	(.24)	(1.27)
October 31, 2005	27.56	.25	3.24	3.49	(.24)	—
October 31, 2004	25.75	.16	1.82	1.98	(.17)	—
October 31, 2003	21.46	.15	4.28	4.43	(.14)	—
Class I
April 30, 2008*	38.08	.22	(4.04)	(3.82)	(.23)	(2.97)
October 31, 2007	33.49	.37	6.10	6.47	(.37)	(1.51)
October 31, 2006	30.79	.32	3.96	4.28	(.31)	(1.27)
October 31, 2005	27.54	.32	3.24	3.56	(.31)	—
October 31, 2004	25.72	.23	1.82	2.05	(.23)	—
October 31, 2003	21.44	.21	4.26	4.47	(.19)	—
Class Y
April 30, 2008*	38.07	.23	(4.04)	(3.81)	(.24)	(2.97)
October 31, 2007	33.49	.39	6.09	6.48	(.39)	(1.51)
October 31, 2006	30.77	.34	3.98	4.32	(.33)	(1.27)
October 31, 2005	27.53	.31	3.26	3.57	(.33)	—
October 31, 2004	25.72	.25	1.81	2.06	(.25)	—
October 31, 2003	21.43	.23	4.27	4.50	(.21)	—
Equity II Fund
Class E
April 30, 2008*	31.79	.05	(4.35)	(4.30)	(.09)	(4.82)
October 31, 2007	34.16	.05	4.59	4.64	—	(7.01)
October 31, 2006	38.43	.02	5.76	5.78	—	(10.05)
October 31, 2005	39.28	(.04)	4.44	4.40	(.06)	(5.19)
October 31, 2004	36.12	.04	3.12	3.16	—	—
October 31, 2003	25.54	.01	10.65	10.66	(.08)	—
Class I
April 30, 2008*	31.98	.08	(4.39)	(4.31)	(.14)	(4.82)
October 31, 2007	34.31	.12	4.60	4.72	(.04)	(7.01)
October 31, 2006	38.57	.09	5.79	5.88	(.09)	(10.05)
October 31, 2005	39.39	.04	4.45	4.49	(.12)	(5.19)
October 31, 2004	36.19	.10	3.15	3.25	(.05)	—
October 31, 2003	25.59	.06	10.66	10.72	(.12)	—
Class Y
April 30, 2008*	31.98	.09	(4.38)	(4.29)	(.17)	(4.82)
October 31, 2007	34.32	.15	4.59	4.74	(.07)	(7.01)
October 31, 2006	38.58	.12	5.79	5.91	(.12)	(10.05)
October 31, 2005	39.41	.07	4.45	4.52	(.16)	(5.19)
October 31, 2004	36.22	.14	3.14	3.28	(.09)	—
October 31, 2003	25.61	.10	10.67	10.77	(.16)	—

See accompanying notes which are an integral part of the financial statements.

120	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(3.17)	31.07	(10.58)	72,225.94		.96	1.11	54
(1.79)	38.09	19.82	49,355.93		.95	.82	113
(1.51)	33.51	14.07	43,911.93		.96	.78	98
(.24)	30.81	12.70	37,666.92		.96	.83	110
(.17)	27.56	7.69	33,143.94		.96	.61	130
(.14)	25.75	20.79	32,632.99		.99	.68	116

(3.20)	31.06	(10.48)	1,308,905.71		.73	1.39	54
(1.88)	38.08	20.17	1,396,706.68		.70	1.07	113
(1.58)	33.49	14.34	1,095,931.71		.73	1.01	98
(.31)	30.79	12.97	825,172.69		.73	1.06	110
(.23)	27.54	7.99	697,537.71		.72	.84	130
(.19)	25.72	21.02	580,055.75		.75	.92	116

(3.21)	31.05	(10.46)	612,718.64		.66	1.43	54
(1.90)	38.07	20.23	575,655.63		.65	1.12	113
(1.60)	33.49	14.48	504,168.64		.66	1.07	98
(.33)	30.77	13.00	341,294.65		.67	1.03	110
(.25)	27.53	8.07	104,440.63		.65	.92	130
(.21)	25.72	21.09	89,546.66		.66	1.00	116

(4.91)	22.58	(14.64)	38,530	1.14	1.16	.46	91
(7.01)	31.79	15.98	38,520	1.13	1.15	.17	143
(10.05)	34.16	17.91	39,987	1.11	1.14	.07	155
(5.25)	38.43	11.53	34,849	1.08	1.11	(.09)	156
—	39.28	8.72	80,542	1.09	1.09	.09	126
(.08)	36.12	41.88	46,901	1.12	1.12	.04	132

(4.96)	22.71	(14.57)	393,557.94		.96	.65	91
(7.05)	31.98	16.21	480,645.93		.95	.38	143
(10.14)	34.31	18.17	471,745.91		.94	.27	155
(5.31)	38.57	11.77	496,716.87		.91	.12	156
(.05)	39.39	8.98	674,280.90		.90	.27	126
(.12)	36.19	42.08	606,333.94		.94	.22	132

(4.99)	22.70	(14.54)	92,175.84		.86	.76	91
(7.08)	31.98	16.30	93,321.83		.85	.47	143
(10.17)	34.32	18.31	111,605.82		.85	.36	155
(5.35)	38.58	11.85	112,625.81		.83	.18	156
(.09)	39.41	9.05	159,820.79		.79	.37	126
(.16)	36.22	42.34	190,066.81		.81	.36	132

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	121

Russell Investment Company

Institutional Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Equity Q Fund
Class E
April 30, 2008*	40.29	.18	(4.61)	(4.43)	(.17)	(3.72)
October 31, 2007	39.35	.31	3.80	4.11	(.33)	(2.84)
October 31, 2006	35.20	.35	5.02	5.37	(.35)	(.87)
October 31, 2005	32.32	.35	2.88	3.23	(.35)	—
October 31, 2004	30.10	.23	2.24	2.47	(.25)	—
October 31, 2003	24.90	.22	5.18	5.40	(.20)	—
Class I
April 30, 2008*	40.30	.22	(4.61)	(4.39)	(.21)	(3.72)
October 31, 2007	39.36	.40	3.81	4.21	(.43)	(2.84)
October 31, 2006	35.20	.44	5.03	5.47	(.44)	(.87)
October 31, 2005	32.32	.44	2.88	3.32	(.44)	—
October 31, 2004	30.10	.30	2.24	2.54	(.32)	—
October 31, 2003	24.89	.27	5.19	5.46	(.25)	—
Class Y
April 30, 2008*	40.30	.24	(4.62)	(4.38)	(.22)	(3.72)
October 31, 2007	39.36	.42	3.80	4.22	(.44)	(2.84)
October 31, 2006	35.20	.46	5.02	5.48	(.45)	(.87)
October 31, 2005	32.32	.45	2.88	3.33	(.45)	—
October 31, 2004	30.09	.32	2.25	2.57	(.34)	—
October 31, 2003	24.89	.30	5.17	5.47	(.27)	—
International Fund
Class E
April 30, 2008*	56.97	.39	(6.23)	(5.84)	(1.47)	(8.01)
October 31, 2007	50.51	.83	12.10	12.93	(1.41)	(5.06)
October 31, 2006	40.45	.87	9.87	10.74	(.68)	—
October 31, 2005	35.15	.57	5.41	5.98	(.68)	—
October 31, 2004	31.22	.38	4.29	4.67	(.74)	—
October 31, 2003	24.71	.30	6.59	6.89	(.38)	—
Class I
April 30, 2008*	57.01	.43	(6.22)	(5.79)	(1.58)	(8.01)
October 31, 2007	50.55	.95	12.10	13.05	(1.53)	(5.06)
October 31, 2006	40.47	1.00	9.86	10.86	(.78)	—
October 31, 2005	35.16	.68	5.39	6.07	(.76)	—
October 31, 2004	31.20	.46	4.29	4.75	(.79)	—
October 31, 2003	24.74	.36	6.53	6.89	(.43)	—
Class Y
April 30, 2008*	57.03	.46	(6.23)	(5.77)	(1.61)	(8.01)
October 31, 2007	50.56	1.01	12.07	13.08	(1.55)	(5.06)
October 31, 2006	40.47	.92	9.96	10.88	(.79)	—
October 31, 2005	35.17	.68	5.40	6.08	(.78)	—
October 31, 2004	31.21	.45	4.33	4.78	(.82)	—
October 31, 2003	24.75	.38	6.54	6.92	(.46)	—

See accompanying notes which are an integral part of the financial statements.

122	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)		% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(3.89)	31.97	(11.61)	63,401	1.15	(l)	1.17	1.10	70
(3.17)	40.29	11.11	61,842	1.07	(i)	1.09	.79	121
(1.22)	39.35	15.56	56,703.94		(f)	.96	.93	106
(.35)	35.20	10.03	46,352.91			.93	1.01	117
(.25)	32.32	8.22	47,570.92			.93	.71	103
(.20)	30.10	21.76	40,924.94			.94	.80	115

(3.93)	31.98	(11.53)	1,194,950.93		(m)	.95	1.36	70
(3.27)	40.30	11.40	1,369,379.82		(j)	.84	1.04	121
(1.31)	39.36	15.87	1,201,844.70		(g)	.72	1.18	106
(.44)	35.20	10.30	1,009,002.66			.69	1.26	117
(.32)	32.32	8.46	1,018,806.69			.69	.94	103
(.25)	30.10	22.04	822,548.72			.72	1.02	115

(3.94)	31.98	(11.48)	343,131.86		(n)	.88	1.44	70
(3.28)	40.30	11.44	371,457.77		(k)	.79	1.09	121
(1.32)	39.36	15.93	393,292.64		(h)	.67	1.23	106
(.45)	35.20	10.34	338,308.63			.65	1.30	117
(.34)	32.32	8.58	336,836.61			.61	1.05	103
(.27)	30.09	22.13	674,326.63			.63	1.10	115

(9.48)	41.65	(10.94)	68,733	1.16		1.19	1.80	47
(6.47)	56.97	28.47	61,533	1.16		1.18	1.64	108
(.68)	50.51	26.84	51,470	1.17		1.19	1.88	83
(.68)	40.45	17.19	41,415	1.15		1.18	1.49	80
(.74)	35.15	15.20	35,442	1.19		1.20	1.13	81
(.38)	31.22	28.33	24,163	1.26		1.26	1.14	79

(9.59)	41.63	(10.86)	1,521,245.91			.94	1.98	47
(6.59)	57.01	28.75	1,792,063.91			.93	1.87	108
(.78)	50.55	27.17	1,420,218.91			.93	2.15	83
(.76)	40.47	17.48	1,127,303.90			.93	1.76	80
(.79)	35.16	15.47	915,469.95			.96	1.36	81
(.43)	31.20	28.37	597,650	1.06		1.06	1.38	79

(9.62)	41.64	(10.81)	362,414.87			.89	2.13	47
(6.61)	57.03	28.85	360,175.86			.88	1.98	108
(.79)	50.56	27.24	378,505.86			.89	1.99	83
(.78)	40.47	17.53	587,751.86			.89	1.76	80
(.82)	35.17	15.54	491,855.87			.88	1.35	81
(.46)	31.21	28.51	567,878.96			.96	1.45	79

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	123

Russell Investment Company

Institutional Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Fixed Income III Fund
Class E
April 30, 2008*	10.53	.25	(.06)	.19	(.30)	—
October 31, 2007	10.48	.53	(.02)	.51	(.46)	—
October 31, 2006	10.44	.45	.04	.49	(.42)	(.03)
October 31, 2005	10.70	.35	(.21)	.14	(.32)	(.08)
October 31, 2004	10.67	.28	.31	.59	(.38)	(.18)
October 31, 2003	10.11	.38	.52	.90	(.34)	—
Class I
April 30, 2008*	10.51	.26	(.05)	.21	(.32)	—
October 31, 2007	10.46	1.54	(1.00)	.54	(.49)	—
October 31, 2006	10.43	.47	.03	.50	(.44)	(.03)
October 31, 2005	10.69	.38	(.22)	.16	(.34)	(.08)
October 31, 2004	10.65	.30	.32	.62	(.40)	(.18)
October 31, 2003	10.09	.40	.52	.92	(.36)	—
Class Y
April 30, 2008*	10.51	.27	(.06)	.21	(.32)	—
October 31, 2007	10.46	.60	(.06)	.54	(.49)	—
October 31, 2006	10.43	.64	(.13)	.51	(.45)	(.03)
October 31, 2005(1)	10.74	.14	(.26)	(.12)	(.19)	—

See accompanying notes which are an integral part of the financial statements.

124	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.30)	10.42	1.89	30,104.90		.93	4.74	66
(.46)	10.53	4.99	18,101.92		.95	4.69	698
(.45)	10.48	4.81	15,119.92		.96	4.27	270
(.40)	10.44	1.37	9,268.93		.95	3.32	198
(.56)	10.70	5.65	7,489.96		.96	2.64	196
(.34)	10.67	9.05	6,481	1.00	1.00	3.61	266

(.32)	10.40	2.00	1,571,652.65		.68	4.97	66
(.49)	10.51	5.27	1,415,575.67		.70	4.97	698
(.47)	10.46	4.95	744,559.70		.73	4.51	270
(.42)	10.43	1.65	560,896.69		.71	3.55	198
(.58)	10.69	5.99	461,966.72		.72	2.85	196
(.36)	10.65	9.27	297,726.78		.78	3.83	266

(.32)	10.40	2.12	212,381.61		.64	5.11	66
(.49)	10.51	5.30	134,926.62		.65	5.01	698
(.48)	10.46	5.03	101,240.63		.67	4.60	270
(.19)	10.43	(1.15)	40,259.64		.67	3.74	198

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	125

Russell Investment Company

Institutional Funds

Notes to Financial Highlights — April 30, 2008 (Unaudited)

*	For the period ended April 30, 2008 (Unaudited).
(1)	For the period June 23, 2005 (commencement of operations) to October 31, 2005.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Less than $.01 per share.
(e)	May reflect amounts waived and/or reimbursed by RIMCo and/or RFSC, and for certain funds, custody credit arrangements.
(f)	The annualized net expense ratio is 0.93% not including the dividend expense from short sales.
(g)	The annualized net expense ratio is 0.69% not including the dividend expense from short sales.
(h)	The annualized net expense ratio is 0.63% not including the dividend expense from short sales.
(i)	The annualized net expense ratio is 0.93% not including the dividend expense from short sales.
(j)	The annualized net expense ratio is 0.68% not including the dividend expense from short sales.
(k)	The annualized net expense ratio is 0.64% not including the dividend expense from short sales.
(l)	The annualized net expense ratio is 0.93% not including the dividend expense from short sales.
(m)	The annualized net expense ratio is 0.72% not including the dividend expense from short sales.
(n)	The annualized net expense ratio is 0.64% not including the dividend expense from short sales.

See accompanying notes which are an integral part of the financial statements.

126	Notes to Financial Highlights

Russell Investment Company

Institutional Funds

Notes to Financial Statements — April 30, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 44 different investment portfolios referred to as Funds. These financial statements report on five of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the adviser, administrator and transfer agent of the Funds, providing advisory, administrative and transfer agency services to the Funds. Effective January 1, 2008, RIMCo is the Funds adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds administrator and transfer agent. There was no change in the services provided to the Funds or in aggregate fees paid by the Funds for advisory, administrative and transfer agency services.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements are equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national securities foreign exchange or an over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded.

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Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

Investment Transaction

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

The Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on November 1, 2007. Management has reviewed the Funds tax positions for all open tax years, and concluded that adoption had no effect on the Funds financial position or results of operations. At

128	Notes to Financial Statements

Russell Investment Company

Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

April 30, 2008, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file a U. S. tax return. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal year ending October 31, 2005 through October 31, 2007, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Quarterly	April, July, October and December	Equity I, Equity Q and Fixed Income III Funds
Annually	Mid-December	Equity II and International Funds

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

Expenses

The Funds will pay their own expenses other than those expressly assumed by RIMCo and RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation

The Funds presented herein offer the following classes of shares: Class E, Class I, and Class Y. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

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Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The International Fund may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability of $62,027 in respect of the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2008. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Asset and Liabilities for the Funds. The amounts related to capital gains taxes of $9,420 are included in net realized gain (loss) on investments in the Statement of Operations for the Fund.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue its strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Fund’s investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time the International and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2008 are presented on the Schedule of Investments for the applicable Funds.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

130	Notes to Financial Statements

Russell Investment Company

Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Loan Agreements

The Fixed Income III Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended April 30, 2008, the Fixed Income III Fund had $1,000,000 in unfunded loan commitments.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations for the International Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial

Notes to Financial Statements	131

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Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of April 30, 2008, the International Fund and Fixed Income III Fund had cash collateral balances of $8,367,513 and $17,848,934, respectively, in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

The Fixed Income III and International Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are a counterparty agreement and can be customized to meet each party’s needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Short Sales

The Equity Q Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

132	Notes to Financial Statements

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Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker.

The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). As of April 30, 2008, $580,701,729 was held as collateral.

Mortgage-Related and Other Asset-Backed Securities

The Fixed Income III Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities (“MBS”), including those that are issued by private issuers, a Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime

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Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include pools of mortgages (“mortgage-backed securities”), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than mortgage-backed securities) present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Inflation-Indexed Bonds

The Fixed Income III Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

134	Notes to Financial Statements

Russell Investment Company

Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

3.	Investment Transactions

Securities

During the period ended April 30, 2008, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

Funds	Purchases	Sales

Equity I	$1,089,039,746	$965,107,037
Equity II	459,848,273	473,776,064
Equity Q	1,205,419,569	1,211,276,178
International	858,943,326	870,377,782
Fixed Income III	619,619,269	484,557,862

Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) for the Fixed Income III Fund totaled $832,078,310 and $651,040,438 respectively, for the period ended April 30, 2008.

Written Options Contracts

Transactions in written options contracts for the period ended April 30, 2008 for the following Funds were as follows:

	International Fund		Fixed Income III Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2007	—	$—	4,199	$1,550,298
Opened	1,161	5,408,879	1,429	2,665,867
Closed	(973)	(4,467,325)	(2,103)	(1,118,150)
Expired	—	—	(3,073)	(688,047)

Outstanding April 30, 2008	188	$941,554	452	$2,409,968

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of April 30, 2008, the non-cash collateral pledged for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Equity I	$11,590,881	Pool of US Government Securities
Equity II	996,596	Pool of US Government Securities
Equity Q	11,385,652	Pool of US Government Securities
International	1,129,908	Pool of US Government Securities

Notes to Financial Statements	135

Russell Investment Company

Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Custodian

The Funds have entered into arrangements with their custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund’s expenses. During the period ended April 30, 2008, the Fund’s custodian fees were reduced by the following amounts under these arrangements which are included in expense reductions on the Statement of Operations:

Funds	Amount Paid

Equity I	$2,014
Equity II	1,690
Equity Q	1,613
International	14,854
Fixed Income III	66,318

Brokerage Commissions

The Funds effect certain transactions through BNY ConvergeFX Group — LJR Recapture Services (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for RIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to RIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

LJR may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo’s research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

Effective January 1, 2008, transactions effected through LJR are used solely to generate commission rebates to the Funds and no longer to obtain research services.

Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

Through December 31, 2007, RIMCo was the adviser and administrator of all of the Funds which comprise the Investment Company. Effective January 1, 2008, RIMCo advises the Funds and RFSC is the Funds administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation to RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company’s securities lending program in the Investment Company’s Money Market Fund (one of the Funds of the Investment Company not presented herein). As of April 30, 2008, $546,069,187 of the Money Market Fund’s net assets represents investment by the Funds.

136	Notes to Financial Statements

Russell Investment Company

Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

The advisory and administrative fees are based upon the average daily net assets of each Fund and the rates specified in the table below. The advisory and administrative fees are payable monthly and total $22,360,809 and $1,904,023 respectively, for the period ended April 30, 2008.

	Annual Rate
Funds	Adviser	Administrator
Equity I	.55%	.05%
Equity II	.70	.05
Equity Q	.55	.05
International	.70	.05
Fixed Income III	.50	.05

For the Equity I, Equity II, Equity Q, International, and Fixed Income III Funds, there was a non-contractual administrative fee waiver of 0.02% applicable to the period ended April 30, 2008. The waivers for the period were as follows:

Funds	Amount Waived

Equity I	$188,104
Equity II	52,041
Equity Q	158,859
International	193,277
Fixed Income III	169,328

RIMCo and RFSC do not have the ability to recover amounts waived or reimbursed from previous periods.

Transfer and Dividend Disbursing Agent

Through December 31, 2007 RIMCo was the Transfer and Dividend Disbursing Agent. Effective January 1, 2008 RFSC serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo and RFSC are paid a fee for transfer agency and dividend disbursing services provided to the Fund. RIMCo and RFSC retain a portion of this fee for its services provided to the Fund and pay the balance to unaffiliated agents who assist in providing these services. Total transfer agency fees paid by the Funds presented herein for the period ended April 30, 2008 were $2,007,609.

Distributors and Shareholder Servicing

On June 2, 2008 Russell Fund Distributors, Inc., a wholley owned subsidiary of RIMCo, changed its name to Russell Financial Services, Inc. (the “Distributor”) and serves as distributor for RIC, pursuant to the Distribution Agreement with the Investment Company.

The Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents’ clients who beneficially own Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class E shares on an annual basis.

Brokerage Commissions

The Funds will effect transactions through Russell Implementation Services, Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions, or (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIMCo determines not to allocate to money managers, including assets allocated to the “select holdings” strategy, and for each Fund’s cash reserves.

The Funds effect certain transactions through BNY ConvergeFX Group — LJR Recapture Services (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for RIMCo to assist it in its capacity as a manager of managers

Notes to Financial Statements	137

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Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to RIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

LJR may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo’s research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

Affiliate Receivables and Payables

Accrued fees payable to affiliates as April 30, 2008 were as follows:

	Equity I Fund	Equity II Fund	Equity Q Fund	International Fund	Fixed Income III Fund

Advisory Fees	$879,496	$295,610	$710,887	$1,097,484	$734,966
Administrative Fees	47,973	12,669	38,776	47,035	44,098
Shareholder Servicing Fees	13,637	7,819	12,944	15,010	6,199
Transfer Agent Fees	216,564	67,566	200,114	129,720	131,808
Trustee Fees	3,527	913	2,912	3,066	3,753

	$1,161,197	$384,577	$965,633	$1,292,315	$920,824

Affiliated Brokerage Commissions

The Funds will effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers and for each Fund’s cash reserves.

Board of Trustees

The Russell Fund Complex consists of Russell Investment Company, which has 44 Funds, and Russell Investment Funds (“RIF”), which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 ($52,000 prior to January 1, 2008) per year, $6,500 for each regular quarterly meeting attended in person, $2,500 ($2,000 prior to January 1, 2008) for each special meeting attended in person, and $2,500 ($2,000 prior to January 1, 2008) for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 ($500 prior to January 1, 2008) fee for attending quarterly and special meetings and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $52,000.

138	Notes to Financial Statements

Russell Investment Company

Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

5.	Federal Income Taxes

The Fixed Income III Fund had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards for October 31, 2014 totaled $2,895,957 for the period ending October 31, 2007.

At April 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Equity I Fund	Equity II Fund	Equity Q Fund	International Fund	Fixed Income III Fund

Cost of Investments	$2,064,556,596	$729,647,836	$1,766,147,908	$2,137,519,910	$2,359,905,016

Unrealized Appreciation	$251,708,911	$(22,608,555)	$179,078,736	$289,230,425	$47,075,040
Unrealized Depreciation	(72,979,258)	43,024,568	(93,769,087)	(63,065,573)	(93,077,631)

Net Unrealized Appreciation (Depreciation)	$178,729,653	$20,416,013	$85,309,649	$226,164,852	$(46,002,591)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended April 30, 2008 and October 31, 2007 were as follows:

	Shares		Dollars
Equity I Fund	2008	2007	2008	2007

Class E
Proceeds from shares sold	1,094	226	$36,436	$7,867
Proceeds from reinvestment of distributions	152	65	5,023	2,153
Payments for shares redeemed	(217)	(305)	(6,944)	(10,662)

Net increase (decrease)	1,029	(14)	34,515	(642)

Class I
Proceeds from shares sold	7,377	9,610	231,737	333,059
Proceeds from reinvestment of distributions	3,322	1,754	109,417	58,436
Payments for shares redeemed	(5,238)	(7,409)	(170,138)	(258,274)

Net increase (decrease)	5,461	3,955	171,016	133,221

Class Y
Proceeds from shares sold	5,439	4,069	174,019	143,003
Proceeds from reinvestment of distributions	1,360	779	44,754	25,923
Payments for shares redeemed	(2,187)	(4,783)	(70,786)	(165,344)

Net increase (decrease)	4,612	65	147,987	3,582

Total increase (decrease)	11,102	4,006	$353,518	$136,161

Notes to Financial Statements	139

Russell Investment Company

Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Equity II Fund	2008	2007	2008	2007

Class E
Proceeds from shares sold	506	253	$12,665	$7,632
Proceeds from reinvestment of distributions	255	275	6,211	7,810
Payments for shares redeemed	(266)	(486)	(6,837)	(14,776)

Net increase (decrease)	495	42	12,039	666

Class I
Proceeds from shares sold	2,784	3,301	65,876	99,503
Proceeds from reinvestment of distributions	2,830	3,156	69,187	90,141
Payments for shares redeemed	(3,315)	(5,176)	(83,905)	(159,018)

Net increase (decrease)	2,299	1,281	51,158	30,626

Class Y
Proceeds from shares sold	806	718	18,116	20,760
Proceeds from reinvestment of distributions	598	803	14,604	22,921
Payments for shares redeemed	(261)	(1,855)	(6,090)	(55,435)

Net increase (decrease)	1,143	(334)	26,630	(11,754)

Total increase (decrease)	3,937	989	$89,827	$19,538

	Shares		Dollars
Equity Q Fund	2008	2007	2008	2007

Class E
Proceeds from shares sold	644	300	$23,213	$11,626
Proceeds from reinvestment of distributions	195	114	6,684	4,268
Payments for shares redeemed	(390)	(320)	(13,446)	(12,508)

Net increase (decrease)	449	94	16,451	3,386

Class I
Proceeds from shares sold	6,033	8,735	198,546	338,225
Proceeds from reinvestment of distributions	3,539	2,494	121,383	93,386
Payments for shares redeemed	(6,184)	(7,787)	(212,252)	(302,189)

Net increase (decrease)	3,388	3,442	107,677	129,422

Class Y
Proceeds from shares sold	2,189	1,335	70,497	51,414
Proceeds from reinvestment of distributions	1,048	871	35,924	32,596
Payments for shares redeemed	(1,724)	(2,982)	(56,788)	(115,308)

Net increase (decrease)	1,513	(776)	49,633	(31,298)

Total increase (decrease)	5,350	2,760	$173,761	$101,510

140	Notes to Financial Statements

Russell Investment Company

Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
International Fund	2008	2007	2008	2007

Class E
Proceeds from shares sold	554	194	$25,650	$9,669
Proceeds from reinvestment of distributions	259	135	11,266	6,282
Payments for shares redeemed	(243)	(267)	(10,646)	(13,603)

Net increase (decrease)	570	62	26,270	2,348

Class I
Proceeds from shares sold	6,007	7,653	252,786	382,992
Proceeds from reinvestment of distributions	6,414	3,711	278,346	172,747
Payments for shares redeemed	(7,312)	(8,025)	(316,488)	(400,986)

Net increase (decrease)	5,109	3,339	214,644	154,753

Class Y
Proceeds from shares sold	1,761	3,218	72,765	160,123
Proceeds from reinvestment of distributions	1,419	878	61,591	40,861
Payments for shares redeemed	(792)	(5,267)	(34,195)	(274,505)

Net increase (decrease)	2,388	(1,171)	100,161	(73,521)

Total increase (decrease)	8,067	2,230	$341,075	$83,580

	Shares		Dollars
Fixed Income III Fund	2008	2007	2008	2007

Class E
Proceeds from shares sold	1,478	568	$15,678	$5,946
Proceeds from reinvestment of distributions	72	67	751	695
Payments for shares redeemed	(380)	(358)	(3,994)	(3,738)

Net increase (decrease)	1,170	277	12,435	2,903

Class I
Proceeds from shares sold	30,939	79,354	326,074	828,320
Proceeds from reinvestment of distributions	4,043	4,360	41,827	45,288
Payments for shares redeemed	(18,616)	(20,166)	(195,801)	(210,718)

Net increase (decrease)	16,366	63,548	172,100	662,890

Class Y
Proceeds from shares sold	8,525	2,834	90,628	29,655
Proceeds from reinvestment of distributions	480	540	4,959	5,610
Payments for shares redeemed	(1,426)	(217)	(14,993)	(2,269)

Net increase (decrease)	7,579	3,157	80,594	32,996

Total increase (decrease)	25,115	66,982	$265,129	$698,789

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from the RIC Money Market Fund for Temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment

Notes to Financial Statements	141

Russell Investment Company

Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity of additional borrowing costs. For the period ended April 30, 2008, the Funds did not participate in the interfund lending program.

8.	Record Ownership

As of April 30, 2008, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Equity I	1	24.7
Equity II	1	33.2
Equity Q	1	30.2
International	1	34.7
Fixed Income III	1	33.6

9.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Fixed Income III Fund - 2.0%
AIG SunAmerica Global Financing VI	06/09/04	630,000	103.47	652	652
American Express Credit Account Master Trust	08/02/07	1,263,914	99.74	1,261	1,196
Americo Life, Inc.	06/20/06	100,000	102.10	102	103
Axcan Intermediate Holdings, Inc.	02/13/08	1,000,000	98.76	988	1,002
BNP Paribas Capital Trust	06/01/06	850,000	112.20	953	870
Bombardier, Inc.	11/10/06	125,000	128.47	161	197
Catlin Insurance Co., Ltd.	11/01/07	200,000	100.00	200	167
CIT Mortgage Loan Trust	10/05/07	1,329,053	100.00	1,329	1,196
CIT Mortgage Loan Trust	10/05/07	400,000	100.00	400	260
CIT Mortgage Loan Trust	10/05/07	746,769	100.00	747	411
Citic Resources Finance, Ltd.	08/01/07	1,000,000	95.66	957	950
Citigroup Mortgage Loan Trust, Inc.	10/18/06	867,320	100.00	867	867
Deutsche ALT-A Securities NIM Trust	03/12/07	100,846	99.65	100	99
DG Funding Trust	11/04/03	118	10,587.51	1,249	1,181
Digicel Group, Ltd.	04/02/08	775,000	84.82	657	665
Dr. Pepper Snapple Group, Inc	04/25/08	1,000,000	100.55	1,006	1,037
Dr. Pepper Snapple Group, Inc	04/25/08	250,000	103.61	259	268
Entergy Gulf States, Inc	11/30/05	195,000	100.00	195	195

142	Notes to Financial Statements

Russell Investment Company

Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Evraz Goup SA	04/17/08	950,000	100.91	959	962
Evraz Goup SA	04/17/08	200,000	100.00	200	202
FBG Finance, Ltd.	06/02/05	190,000	99.17	188	187
Farmers Exchange Capital	05/18/07	1,420,000	101.68	1,442	1,303
Gaz Capital SA	11/17/06	100,000	100.00	100	105
Gaz Capital SA	11/17/06	2,100,000	103.13	2,166	2,229
Genworth Life Institutional Funding Trust	04/29/08	510,000	99.94	510	510
Grupo Senda Autotransporte SA de CV	03/07/08	1,000,000	94.76	948	940
GS Mortgage Securities Corp.	03/19/07	16,557	99.71	17	16
Harborview NIM Corp.	03/02/07	18,016	99.88	18	18
Korea Southern Power Co., Ltd.	04/11/08	860,000	99.75	858	862
Lehman Brothers Floating Rate Commercial Mortgage Trust	02/14/07	516,629	100.03	517	482
LG Electronics	06/10/05	130,000	99.39	129	129
Mantis Reef, Ltd.	10/28/03	200,000	100.00	200	199
MetLife Capital Trust X	04/01/08	400,000	100.00	400	451
Midamerican Energy Holding Co.	03/25/08	400,000	99.82	399	406
Nine Dragons Paper Holdings, Ltd.	04/22/08	570,000	99.49	567	565
Nuveen Investments, Inc.	02/15/08	273,000	87.20	238	263
Panama Canal Railway Co.	10/29/07	500,000	100.00	500	457
SB Treasury Co. LLC	06/01/06	650,000	106.80	694	655
Securitized Asset Backed Receivables LLc Trust	02/14/08	4,018,794	97.42	3,915	3,953
Steel Dynamics, Inc.	03/27/08	500,000	100.00	500	511
Stingray Pass-Through Trust	11/27/06	1,000,000	93.91	939	249
Symetra Financial Corp.	10/04/07	300,000	98.36	295	272
Systems 2001 AT LLC	01/31/02	108,752	101.60	110	109
Texas Competitive Electric Holdings Co. LLC	04/10/08	1,100,000	101.00	1,111	1,126
TNK-BP Finance SA	10/03/07	1,650,000	98.65	1,628	1,633
VIP Finance Ireland, Ltd. For OJSC Vimpel Communications	04/24/08	150,000	100.00	150	150
VIP Finance Ireland, Ltd. For OJSC Vimpel Communications	04/24/08	1,885,000	100.32	1,891	1,887
VTB Capital SA	04/30/08	100,000	99.93	100	98
Washington Mutual Preferred Funding LLC	10/18/07	2,000,000	61.90	1,238	1,280
White Mountains Re Group, Ltd.	01/25/08	3,130,000	92.00	2,879	2,345
World Financial Properties	01/08/02	147,631	104.11	154	151
Xlliac Global Funding	08/03/05	240,000	99.84	240	240
ZFS Finance USA Trust I	04/03/08	1,025,000	85.01	871	914

					37,175

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

Notes to Financial Statements	143

Russell Investment Company

Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

10.	Subsequent Event

At a meeting held on May 20, 2008, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company, approved a separate Agreement and Plan of Reorganization (each a “Plan”) with respect to the reorganization of each Acquired Fund (as defined below) into its corresponding Acquiring Fund (as defined below) (each a “Reorganization”).

Acquired Fund		Acquiring Fund
Diversified Equity Fund	into	Equity I Fund
Quantitative Equity Fund	into	Equity Q Fund
Special Growth Fund	into	Equity II Fund
International Securities Fund	into	International Fund
Multistrategy Bond Fund	into	Fixed Income III Fund

Each Plan provides for the reorganization of an Acquired Fund with and into its corresponding Acquiring Fund in exchange for Shares issued by the Acquiring Fund. The value of Shares issued by the Acquiring Fund in connection with each Reorganization will be equal at the time of the Reorganization to the value of the Shares of the corresponding Acquired Fund. Pursuant to each Plan, shares issued to an Acquired Fund by the corresponding Acquiring Fund will be distributed to Shareholders of the Acquired Fund in connection with the liquidation of the Acquired Fund. As a result, each Shareholder of the Acquired Fund will cease to be a Shareholder of the Acquired Fund and will instead be the owner of that number of full and fractional Shares of the corresponding Acquiring Fund having an aggregate value equal at the time of the Reorganization to the aggregate value of the Shares of the Acquired Fund held by that Shareholder at the effective time of the Reorganization.

Timing of Reorganizations

The Reorganizations are expected to occur on the dates set forth below. On September 2, 2008, prior to the Reorganizations, each Acquiring Fund will change its name.

Diversified Equity Fund: The Reorganization of the Diversified Equity Fund into the Equity I Fund (the Equity I Fund will change its name to the Russell U.S. Core Equity Fund on September 2, 2008) is expected to be completed on or about September 8, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 5, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

Special Growth Fund: The Reorganization of the Special Growth Fund into the Equity II Fund (the Equity II Fund will change its name to the Russell U.S. Small & Mid Cap Fund on September 2, 2008) is expected to be completed on or about September 8, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 5, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

International Securities Fund: The Reorganization of the International Securities Fund into the International Fund (the International Fund will change its name to the Russell International Developed Markets Fund on September 2, 2008) is expected to be completed on or about September 8, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 5, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

Quantitative Equity Fund: The Reorganization of the Quantitative Equity Fund into the Equity Q Fund (the Equity Q Fund will change its name to the Russell U.S. Quantitative Equity Fund on September 2, 2008) is expected to be completed on or about September 22, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 19, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

Multistrategy Bond Fund: The Reorganization of the Multistrategy Bond Fund into the Fixed Income III Fund (the Fixed Income III Fund will change its name to the Russell Strategic Bond Fund on September 2, 2008) is expected to be completed on or about September 22, 2008 at 8:00 a.m. Eastern Time based on values as of the close of regular trading on the New York Stock Exchange on September 19, 2008, or at such earlier or subsequent date as RIC determines to be in the interest of the Funds.

144	Notes to Financial Statements

Russell Investment Company

Institutional Funds

Notes to Financial Statements, continued — April 30, 2008 (Unaudited)

Prior to the closing date of the Reorganizations, each Acquiring Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, for the current taxable year through the closing date. The record date for this special dividend for the Equity I, Equity II and International Funds will be August 26, 2008, based on Fund records as of the close of business on August 25, 2008. The record date for this special dividend for the Equity Q Fund (to be renamed Russell U.S. Quantitative Equity Fund) and Fixed Income III Fund (to be renamed Russell Strategic Bond Fund) will be September 9, 2008, based on Fund records as of the close of business on September 8, 2008.

You should consult your own tax adviser concerning the possible tax consequences of such dividends and/or other distributions.

Notes to Financial Statements	145

Russell Investment Company

Institutional Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval	of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the ‘‘RIMCo Agreement’’) and the portfolio management contract with each Money Manager of the Funds (collectively, the ‘‘portfolio management contracts’’) at a meeting held on April 22, 2008. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, and the management of the Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the ‘‘Third-Party Information’’) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds (‘‘Comparable Funds’’) not managed by RIMCo, believed by the provider to be generally comparable in investment objectives and size to the Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Renewal Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 21, 2008, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present. At the April 22 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages directly a portion of certain Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Fund’s cash reserves. RIMCo also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. RIMCo’s goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a ‘‘segment’’) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of

146	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Institutional Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

Money Managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and quality of the services provided to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly managed a portion—up to 10%—of the assets of each of the Equity I Fund, the Equity Q Fund and the International Fund (each a ‘‘Participating Fund’’) during the past year utilizing a select holdings strategy, the actual allocation being determined by each Participating Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Fund is designed to increase the Participating Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Fund since implementation, taking into account that the strategy has been utilized for a limited period of time. The Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ investment advisory fees in light of Fund performance, the Board considered that RIMCo, in the Agreement Renewal Information and at past meetings, noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their respective Comparable Funds. According to RIMCo, the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

Basis for Approval of Investment Advisory Contracts	147

Russell Investment Company

Institutional Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

The Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the investment advisory fees for each Fund appropriately reflect any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board’s supervision are lower, and may, in some cases, be substantially lower than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the scope of services it provides to institutional clients and the Funds. In the Agreement Renewal Information, RIMCo noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

On the basis of the Agreement Renewal Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years or presented at the April 22 Board meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements (including the additional waivers and reimbursements described above), (1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo.

The Board further concluded that, under the circumstances, the performance of each of the Funds supported continuation of the RIMCo Agreement except that the Board concluded that, as discussed below, the performance of the Equity Q Fund did not support a determination against continuation of the RIMCo Agreement in respect of that Fund. The Board, in assessing the Funds’ performance, focused upon each Fund’s performance for the 1-, 3- and 5- year periods as most relevant.

With respect to the Equity Q Fund, the Trustees noted that the Third-Party Information showed that the Fund’s performance relative to its Comparable Funds was ranked in the fourth quintile for each of the 1-, 3-, 5- and 10-year periods. RIMCo noted that the Comparable Funds for the Equity Q Fund have portfolios with significantly smaller average capitalizations than the Equity Q Fund has had. In addition, RIMCo expressed its belief that “transitional” markets pose difficult challenges to quantitative funds, such as the Equity Q Fund, as such funds take time to incorporate new market information into their investment advisers’ quantitative models. RIMCo further noted that the Comparable Funds are a mix of core, growth and value funds and are not focused on portfolios that are quantitatively managed and generally do not employ long/short strategies as the Equity Q Fund does. According to RIMCo, the underperformance of the Equity Q Fund has been more a reflection of the market than of the capabilities of the Fund’s Money Managers. In evaluating performance, the Board considered each Fund’s absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In assessing performance, the Board also considered RIMCo’s investment strategy of managing the Funds in a risk aware manner.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the Agreement.

At the April 22 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the aggregate investment advisory fees paid by each Fund and the fact that each Money Manager’s fee is paid by RIMCo.

148	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Institutional Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

Based substantially upon RIMCo’s recommendations, together with the information received from RIMCo in support of its recommendations at the April 22 meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Basis for Approval of Investment Advisory Contracts	149

Russell Investment Company

Institutional Funds

Shareholder Requests for Additional Information — April 30, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

150	Shareholder Requests for Additional Information

Russell Investment Company

Institutional Funds

Disclosure of Information about Fund Directors — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
#Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004 Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	53	None
INDEPENDENT TRUSTEES
Thaddas L. Alston, Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	53	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	53	• Director, Avista Corp; (electric utilities) • Trustee, Principal Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

Daniel P. Connealy, Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. • 2001–2003, Vice President and Chief Financial Officer, Janus Capital Group Inc.	53	None

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Disclosure of Information about Fund Directors	151

Russell Investment Company

Institutional Funds

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	53	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	53	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, LifeVantage Corporation (health products company) • May 1999 to May 2003, President, Chief Executive Officer and Director, Berger Financial Group, LLC • May 1999 to May 2003, President and Trustee, Berger Funds	53	• Director, Sparx Asia Funds (investment company) • Director, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired	53	None

*	Each Trustee is subject to mandatory retirement at age 72.

152	Disclosure of Information about Fund Directors

Russell Investment Company

Institutional Funds

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
*George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	53	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee, RIC and RIF • Trustee of RIC and RIF until 2006 • Chairman of the Nominating and Governance Committee 2006	53	None

William E. Baxter, Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF until 2004	53	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001-2005	53	None

Eleanor W. Palmer, Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of RIC and RIF until 2004	53	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Directors	153

Russell Investment Company

Institutional Funds

Disclosure of Information about Fund Directors, continued — April 30, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002–May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RIF

•  Chairman of the Board, President and CEO, RIMCo

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  Until 2004, Managing Director of Individual Investor Services, FRC

•  2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•  Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•  Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC, RIF • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary FRC and RIA • Director and Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Counsel, RIC and RIF

154	Disclosure of Information about Fund Directors

Institutional Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustees

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

William E. Baxter

Lee C. Gingrich

Eleanor W. Palmer

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers as of April 30, 2008

Equity I Fund

AllianceBernstein L.P., New York, NY

Arnhold and S. Bleichroeder Advisers, LLC, New York, NY

Columbus Circle Investors, Stamford, CT

Institutional Capital LLC, Chicago, IL

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Montag & Caldwell, Inc., Atlanta, GA

Schneider Capital Management Corporation, Wayne, PA

Suffolk Capital Management, LLC, New York, NY

Turner Investment Partners, Inc., Berwyn, PA

Equity II Fund

ClariVest Asset Management LLC, San Diego, CA

Delphi Management, Inc., Boston, MA

DePrince, Race & Zollo, Inc., Winter Park, FL

Gould Investment Partners LLC, Berwyn, PA

Jacobs Levy Equity Management, Inc., Florham Park, NJ

PanAgora Asset Management, Inc., Boston, MA

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Equity Q Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

Franklin Portfolio Associates, LLC, Boston, MA

Goldman Sachs Asset Management, L.P., New York, NY

Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Fund

AllianceBernstein L.P., New York, NY

Altrinsic Global Advisors, LLC, Stamford, CT

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

UBS Global Asset Management (Americas) Inc., Chicago, IL

Wellington Management Company, LLP, Boston, MA

Fixed Income III Fund

Drake Capital Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Hyperion Brookfield Asset Management, Inc., New York, NY

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Adviser, Money Managers and Service Providers	155

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-068

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Greg J. Stark
Greg J. Stark
President, Principal Executive Officer and Chief Executive Officer

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark
President, Principal Executive Officer and Chief Executive Officer

Date: June 30, 2008

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: June 30, 2008